UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number File No. 811-09301

TIAA-CREF FUNDS

(Exact Name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Stewart P. Greene, Esq.
c/o TIAA-CREF
730 Third Avenue
New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2010

Item 1. Reports to Stockholders.

2010 ANNUAL REPORT

TIAA-CREF FUNDS
Equity Funds

OCTOBER 31, 2010

Audited financial statements

UNDERSTANDING YOUR REPORT FROM TIAA-CREF FUNDS

For the purposes of this report “TIAA-CREF Funds” refers only to the TIAA-CREF Equity Funds on the cover of this report. This annual report reflects the change of the fiscal year of the TIAA-CREF Funds (other than the Emerging Markets Equity Fund) from September 30 to October 31, and, for all of the funds, contains information about the holdings of the TIAA-CREF Funds as of October 31, 2010, and investment performance for the period then ended. The report contains three main sections:

•	The fund performance section compares each fund’s investment returns with those of its benchmark index.

•

The summary portfolios of investments list the industries and types of securities in which each fund had investments as of October 31, 2010. They also list the fund’s largest individual holdings and any holding that made up more than one percent of the fund’s net assets on that date.

•	The financial statements provide detailed information about the operations and financial condition of each fund.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at tiaa-cref.org, or call 800 842-2252 for the Institutional, Retirement or Premier classes or 800 223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

INFORMATION ON THE TIAA-CREF FUNDS

PORTFOLIO HOLDINGS

Securities and Exchange Commission (SEC) rules allow investment companies to list the top holdings of each fund in their annual and semiannual reports, instead of providing complete portfolio listings. The TIAA-CREF Funds also file complete portfolio listings with the SEC, and they are available to the public.

          You can obtain a complete list of the TIAA-CREF Funds’ portfolio holdings (called “TIAA-CREF Funds Schedules of Investments”) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at tiaa-cref.org; or

•	By calling us at 800 842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the TIAA-CREF Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from the SEC. (Form N-CSR lists holdings as of March 31 or September 30; Form N-Q lists holdings as of December 31 or June 30.) Due to the recent changes in the fiscal year-ends for the TIAA-CREF Funds, future Form N-CSR holdings will be available as of October 31 and April 30; Form N-Q filings will be as of January 31 and July 31. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or

•	From the SEC’s Office of Investor Education and Advocacy. (Call 202 551-8090 for more information.)

PROXY VOTING

TIAA-CREF Funds’ ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at tiaa-cref.org or on the SEC’s website at www.sec.gov. You can also call us at 800 842-2252 to request a free copy. A report of how the funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

CONTACTING TIAA-CREF

There are three easy ways to contact us: by e-mail, using the Contact Us link at the top of our home page; by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800 842-2252.

FUND MANAGEMENT

The TIAA-CREF Funds are managed by the portfolio management teams of Teachers Advisors, Inc. The members of these teams are responsible for the day-to-day investment management of the funds.

2	2010 Annual Report ▪ TIAA-CREF Funds: Equity Funds

ABOUT THE FUNDS’ BENCHMARKS

EQUITY INDEXES

BROAD-MARKET INDEX

The Russell 3000® Index measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.

LARGE-CAP INDEXES

The S&P 500® Index is a market-capitalization-weighted index of the stocks of 500 leading companies in major industries of the U.S. economy.

The MSCI EAFE (Europe, Australasia, Far East) Index measures the performance of the leading stocks in 22 developed countries outside North America.

The MSCI Emerging Markets Index measures the performance of the leading stocks in 21 emerging countries in the following areas: Europe, Asia, Africa, Latin America and the Middle East.

The Russell 1000® Growth Index is a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000 Index, based on market capitalization. The Russell 1000 Growth Index measures the performance of those stocks of the Russell 1000 Index with higher relative forecasted growth rates and price/book ratios.

The Russell 1000 Value Index is a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000 Index, based on market capitalization. The Russell 1000 Value Index measures the performance of those stocks of the Russell 1000 Index with lower relative forecasted growth rates and price/book ratios.

MID-CAP INDEXES

The Russell Midcap® Growth Index is a subset of the Russell Midcap Index, which measures the performance of the stocks of the 800 smallest companies in the Russell 1000 Index, based on market capitalization. The Russell Midcap Growth Index measures the performance of those stocks of the Russell Midcap Index with higher relative forecasted growth rates and price/book ratios.

The Russell Midcap Value Index is a subset of the Russell Midcap Index, which measures the performance of the stocks of the 800 smallest companies in the Russell 1000 Index, based on market capitalization. The Russell Midcap Value Index measures the performance of those stocks of the Russell Midcap Index with lower relative forecasted growth rates and price/book ratios.

SMALL-CAP INDEX

The Russell 2000® Index measures the performance of the stocks of the 2,000 smallest companies in the Russell 3000 Index, based on market capitalization.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

Russell 1000, Russell 2000, Russell 3000 and Russell Midcap are trademarks and service marks of Russell Investment Group. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investment Group. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI. S&P 500 is a registered trademark and service mark of the McGraw-Hill Companies, Inc.

MARKET COMMENTARY FOR THE PERIOD ENDED OCTOBER 31, 2010

The rally that lifted global stock markets in September continued during October, spurred by strong earnings from U.S. corporations and by the Federal Reserve’s decision to purchase U.S. Treasury securities in an effort to reduce long-term borrowing rates. The Russell 3000® Index, which measures the broad U.S. stock market, climbed 3.9% during the month, boosting its year-to-date return to 8.9%. The strongest performance came from small-cap stocks, which were up 4.1% for the month, while large- and mid-cap stocks both returned 3.9%. (All returns are based on the Russell indexes.) The S&P 500 Index had a gain similar to that of the Russell 3000, returning 3.8% for the one-month period.

          Stocks in developed foreign nations trailed U.S. stocks slightly. The MSCI EAFE Index, which measures stock performance in 22 developed nations outside North America, gained 3.6% in terms of dollars. Year-to-date through October, the EAFE returned 4.7% in dollar terms, its returns muted by earlier concerns about European sovereign debt. The MSCI Emerging Markets Index, which measures stock performance in 21 emerging market nations, was up 2.9% and 14.3% in terms of dollars for the one- and two-month period ended October 31, respectively.

TIAA-CREF Funds: Equity Funds ▪ 2010 Annual Report	3

IMPORTANT INFORMATION ABOUT EXPENSES

The expenses paid by shareholders of a mutual fund fall into two categories. For the TIAA-CREF Funds, these expenses are as follows:

•

Transaction costs: Although shareholders do not incur sales charges (loads) on purchases, on reinvested dividends or on other distributions, they may incur redemption fees on certain transactions in some funds. Please see the prospectus for details.

•	Ongoing costs: All shareholders incur these costs, which include management fees and other fund expenses.

The expense examples that appear on the performance pages are intended to help you understand your ongoing costs (in U.S. dollars) of investing in each fund. The examples are also designed to help you compare these costs with the ongoing costs of investing in other mutual funds.

          The examples assume $1,000 was invested on May 1, 2010, and held for six months until October 31, 2010.

ACTUAL EXPENSES

The first section of each table uses the fund’s actual expenses and its actual rate of return. You may use the information in this section, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the six-month period.

          Simply divide your fund value by $1,000 (for example, an $8,600 fund value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid” to estimate the expenses you paid during the six-month period. Some funds have a contractual fee reimbursement. Had these not been in effect, fund expenses would have been higher.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table shows hypothetical fund values and expenses based on the fund’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the fund’s actual return.

          This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in the fund with the costs of other funds. To do so, compare our 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

4	2010 Annual Report ▪ TIAA-CREF Funds: Equity Funds

GROWTH & INCOME FUND

PORTFOLIO COMPOSITION

Sector	% of net assets as of 10/31/2010

Information technology	21.4
Financials	13.2
Industrials	12.7
Health care	12.0
Consumer discretionary	11.8
Consumer staples	9.4
Energy	9.1
Telecommunication services	3.2
Materials	3.1
Utilities	2.9
Short-term investments	0.6
Other assets & liabilities, net	0.6

Total	100.0

HOLDINGS BY COMPANY SIZE

Market capitalization	% of equity investments as of 10/31/2010

Over $15 billion	72.4
$4 billion–$15 billion	20.9
Under $4 billion	6.7

Total	100.0

EXPENSE EXAMPLE

Six months ended October 31, 2010

Growth & Income Fund	Starting fund value (5/1/10)	Ending fund value (10/31/10)	Expenses paid* (5/1/10– 10/31/10)

Actual return
Institutional Class	$1,000.00	$1,000.66	$2.47
Retirement Class	1,000.00	999.35	3.73
Retail Class	1,000.00	999.20	3.78
Premier Class	1,000.00	999.97	3.23

5% annual hypothetical return
Institutional Class	1,000.00	1,022.74	2.50
Retirement Class	1,000.00	1,021.48	3.77
Retail Class	1,000.00	1,021.42	3.82
Premier Class	1,000.00	1,021.98	3.26

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended October 31, 2010. The fund’s annualized six-month expense ratio for that period was 0.49% for the Institutional Class, 0.74% for the Retirement Class, 0.75% for the Retail Class and 0.64% for the Premier Class. The expense charges of one or more of the fund’s share classes may reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

For more information about this expense example, please see page 4.

PERFORMANCE FOR THE ONE MONTH ENDED OCTOBER 31, 2010

The Growth & Income Fund returned 3.77% for the Institutional Class, compared with the 3.80% return of its benchmark, the S&P 500® Index. For the year ended October 31, 2010, the fund returned 13.92%, versus 16.52% for the index. The table below shows returns for all share classes of the fund.

          The fund’s slight underperformance of its benchmark during the one-month period resulted from the effect of expenses. A number of unfavorable stock selections, including an overweight position in fiber-optics maker JDS Uniphase, an underweight holding in oil field service provider Schlumberger and an out-of-benchmark position in chemical manufacturer Cytec Industries, generally offset the positive effects of other stock choices.

PERFORMANCE AS OF OCTOBER 31, 2010

	Total return		Average annual total return

Growth & Income Fund	1 month	1 year	5 years		10 years

Institutional Class (inception: 7/1/1999)	3.77%	13.92%	4.75%		0.97%
Retirement Class (inception: 10/1/2002)	3.73	13.77	4.50		0.73	*
Retail Class (inception: 3/31/2006)	3.72	13.73	4.67	*	0.93	*
Premier Class (inception: 9/30/2009)	3.65	13.75	4.72	*	0.96	*

S&P 500 Index	3.80	16.52	1.73		–0.02

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. The index returns noted above do not include a deduction for fees or expenses.

*

The performance shown for the Retirement, Retail and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Retirement, Retail and Premier classes. If those higher expenses had been reflected, the performance of these three classes shown for these periods would have been lower.

$10,000 OVER 10 YEARS

Institutional Class

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

TIAA-CREF Funds: Equity Funds ▪ 2010 Annual Report	5

INTERNATIONAL EQUITY FUND

PORTFOLIO COMPOSITION

Sector	% of net assets as of 10/31/2010

Industrials	26.2
Materials	18.8
Financials	13.3
Consumer discretionary	12.4
Consumer staples	12.3
Health care	10.0
Energy	3.1
Utilities	2.2
Information technology	0.2
Other assets & liabilities, net	1.5

Total	100.0

HOLDINGS BY COUNTRY

% of portfolio investments as of 10/31/2010

Germany	23.8
United Kingdom	16.8
Switzerland	15.6
Sweden	8.2
Japan	7.7
Hong Kong	6.4
China	6.1
Macau	5.0
India	2.7
Finland	2.2
8 other nations	5.5

Total	100.0

HOLDINGS BY COMPANY SIZE

Market capitalization	% of equity investments as of 10/31/2010

Over $15 billion	40.5
$4 billion–$15 billion	47.0
Under $4 billion	12.5

Total	100.0

PERFORMANCE FOR THE ONE MONTH ENDED OCTOBER 31, 2010

The International Equity Fund returned 5.14% for the Institutional Class, compared with the 3.61% return of its benchmark, the MSCI EAFE Index. For the year ended October 31, 2010, the fund returned 22.19%, versus 8.36% for the index. The table shows returns for all share classes of the fund.

          The fund outperformed its benchmark during the one-month period because of favorable stock selections. An out-of-benchmark holding in German chemicals producer Lanxess, as well as an overweight position in resort operator Sands China, helped drive the fund’s strong relative performance. These positive results more than offset negative effects from other holdings, including an overweight position in Li and Fung, a Hong-Kong-based multinational export

PERFORMANCE AS OF OCTOBER 31, 2010

	Total return		Average annual total return

International Equity Fund*	1 month	1 year	5 years		10 years

Institutional Class (inception: 7/1/1999)	5.14%	22.19%	4.56%		3.44%
Retirement Class (inception: 10/1/2002)	5.22	21.81	4.19		3.05	†
Retail Class (inception: 3/31/2006)	5.10	21.87	4.85	†	3.58	†
Premier Class (inception: 9/30/2009)	5.26	22.02	4.53	†	3.43	†

MSCI EAFE Index	3.61	8.36	3.31		3.19

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. The index returns noted above do not include a deduction for fees or expenses.

*	Shares held 60 calendar days or less may be subject to a redemption fee of 2%. Please see the prospectus for details.
†

The performance shown for the Retirement, Retail and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Retirement, Retail and Premier classes. If those higher expenses had been reflected, the performance of these three classes shown for these periods would have been lower.

6	2010 Annual Report ▪ TIAA-CREF Funds: Equity Funds

group and nonbenchmark holdings in China’s Nine Dragons Paper Holdings and India’s HDFC Bank.

          The fund’s return may sometimes diverge from the return of its benchmark index more than would be expected. This may be the result of a fair-value pricing adjustment. Many foreign exchanges close before the fund’s net asset value (NAV) is calculated (generally 4 p.m. ET). In the intervening hours, the value of foreign securities can change, and these changes are not reflected immediately in the fund’s benchmark index. They may, however, be taken into account in that day’s NAV to reflect the value of the fund’s holdings at the time the NAV is calculated.

$10,000 OVER 10 YEARS

Institutional Class

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

EXPENSE EXAMPLE

Six months ended October 31, 2010

International Equity Fund	Starting fund value (5/1/10)	Ending fund value (10/31/10)	Expenses paid* (5/1/10– 10/31/10)

Actual return
Institutional Class	$1,000.00	$1,108.36	$2.82
Retirement Class	1,000.00	1,107.55	4.14
Retail Class	1,000.00	1,107.56	4.30
Premier Class	1,000.00	1,108.49	3.67

5% annual hypothetical return
Institutional Class	1,000.00	1,022.53	2.70
Retirement Class	1,000.00	1,021.27	3.97
Retail Class	1,000.00	1,021.12	4.13
Premier Class	1,000.00	1,021.73	3.52

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended October 31, 2010. The fund’s annualized six-month expense ratio for that period was 0.53% for the Institutional Class, 0.78% for the Retirement Class, 0.81% for the Retail Class and 0.69% for the Premier Class. The expense charges of one or more of the fund’s share classes may reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

For more information about this expense example, please see page 4.

TIAA-CREF Funds: Equity Funds ▪ 2010 Annual Report	7

EMERGING MARKETS EQUITY FUND

PORTFOLIO COMPOSITION

Sector	% of net assets as of 10/31/2010

Financials	25.7
Energy	12.4
Materials	11.7
Industrials	10.9
Consumer discretionary	10.0
Information technology	9.9
Telecommunication services	7.3
Consumer staples	6.9
Health care	2.1
Utilities	1.9
Short-term investments	4.5
Other assets & liabilities, net	–3.3

Total	100.0

HOLDINGS BY COUNTRY

% of portfolio investments as of 10/31/2010

China	16.8
Brazil	16.4
Korea	11.0
Taiwan	8.1
Russia	6.0
South Africa	5.6
India	5.2
Mexico	4.8
Malaysia	3.3
Hong Kong	2.9
20 other nations	15.5
Short-term investments	4.4

Total	100.0

HOLDINGS BY COMPANY SIZE

Market capitalization	% of equity investments as of 10/31/2010

Over $15 billion	85.2
$4 billion–$15 billion	9.8
Under $4 billion	5.0

Total	100.0

PERFORMANCE FOR THE PERIOD ENDED OCTOBER 31, 2010

The Emerging Markets Equity Fund was launched on August 31, 2010. For the two months ended October 31, 2010, the fund returned 13.50% for the Institutional Class, compared with the 14.34% return of its benchmark, the MSCI Emerging Markets Index. The table below shows returns for all share classes of the fund.
          For the two-month period, the fund’s return trailed that of its benchmark, largely due to foreign currency conversion costs at the inception of the fund.
          The fund’s return may sometimes diverge from the return of its benchmark index more than would be expected. This may be the result of a fair-value pricing

PERFORMANCE AS OF OCTOBER 31, 2010

Total return

Emerging Markets Equity Fund*	since fund inception

Institutional Class (inception: 8/31/2010)	13.50%
Retirement Class (inception: 8/31/2010)	13.40
Retail Class (inception: 8/31/2010)	13.40
Premier Class (inception: 8/31/2010)	13.40

MSCI Emerging Markets Index	14.34

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. The index returns noted above do not include a deduction for fees or expenses.

*	Shares held 60 calendar days or less may be subject to a redemption fee of 2%. Please see the prospectus for details.

8	2010 Annual Report ▪ TIAA-CREF Funds: Equity Funds

adjustment. Many foreign exchanges close before the fund’s net asset value (NAV) is calculated (generally 4 p.m. ET). In the intervening hours, the value of foreign securities can change, and these changes are not reflected immediately in the fund’s benchmark index. They may, however, be taken into account in that day’s NAV to reflect the value of the fund’s holdings at the time the NAV is calculated.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception August 31, 2010)

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

EXPENSE EXAMPLE

Period ended October 31, 2010

Emerging Markets Equity Fund	Starting fund value (8/31/10)	Ending fund value (10/31/10)	Expenses paid* (8/31/10– 10/31/10)

Actual return
Institutional Class	$1,000.00	$1,135.00	$1.69
Retirement Class	1,000.00	1,134.00	2.14
Retail Class	1,000.00	1,134.00	2.37
Premier Class	1,000.00	1,134.00	1.96

	Starting fund value (5/1/10)	Ending fund value (10/31/10)	Expenses paid* (5/1/10– 10/31/10)

5% annual hypothetical return
Institutional Class	1,000.00	1,020.42	4.84
Retirement Class	1,000.00	1,019.16	6.11
Retail Class	1,000.00	1,018.50	6.77
Premier Class	1,000.00	1,019.66	5.60

*

“Expenses paid” is based on the fund’s actual expense ratio from commencement of operations on August 31, 2010 through October 31, 2010, multiplied by the average fund value over the period, multiplied by 61/365 for the actual expenses and 184/365 for the hypothetical expenses. There were 61 days in the period from commencement of operations to October 31, 2010 and 184 days in the six months ended October 31, 2010. The fund’s annualized expense ratio for the 61–day period was 0.95% for the Institutional Class, 1.20% for the Retirement Class, 1.33% for the Retail Class and 1.10% for the Premier Class. The expense charges of one or more of the fund’s share classes may reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

For more information about this expense example, please see page 4.

TIAA-CREF Funds: Equity Funds ▪ 2010 Annual Report	9

LARGE-CAP GROWTH FUND

PORTFOLIO COMPOSITION

Sector	% of net assets as of 10/31/2010

Information technology	35.8
Consumer discretionary	19.6
Health care	14.0
Industrials	12.7
Energy	5.9
Financials	5.2
Consumer staples	4.1
Materials	0.9
Short-term investments	1.5
Other assets & liabilities, net	0.3

Total	100.0

HOLDINGS BY COMPANY SIZE

Market capitalization	% of equity investments as of 10/31/2010

Over $15 billion	72.6
$4 billion–$15 billion	25.3
Under $4 billion	2.1

Total	100.0

EXPENSE EXAMPLE

Six months ended October 31, 2010

Large-Cap Growth Fund	Starting fund value (5/1/10)	Ending fund value (10/31/10)	Expenses paid* (5/1/10– 10/31/10)

Actual return
Institutional Class	$1,000.00	$1,025.88	$2.55
Retirement Class	1,000.00	1,024.92	3.83
Retail Class	1,000.00	1,024.87	3.73
Premier Class	1,000.00	1,024.84	3.37

5% annual hypothetical return
Institutional Class	1,000.00	1,022.68	2.55
Retirement Class	1,000.00	1,021.42	3.82
Retail Class	1,000.00	1,021.53	3.72
Premier Class	1,000.00	1,021.88	3.36

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended October 31, 2010. The fund’s annualized six-month expense ratio for that period was 0.50% for the Institutional Class, 0.75% for the Retirement Class, 0.73% for the Retail Class and 0.66% for the Premier Class. The expense charges of one or more of the fund’s share classes may reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

For more information about this expense example, please see page 4.

PERFORMANCE FOR THE ONE MONTH ENDED OCTOBER 31, 2010

The Large-Cap Growth Fund returned 5.65% for the Institutional Class, compared with the 4.78% return of its benchmark, the Russell 1000® Growth Index. For the year ended October 31, 2010, the fund returned 19.76%, versus 19.65% for the index. The table below shows returns for all share classes of the fund.

          The fund’s outperformance of its benchmark during the one-month period resulted from numerous favorable stock selections such as overweight positions in Google and Omnicom Group, whose holdings include several international advertising companies. An out-of-benchmark holding in National Oilwell Varco, an oil and gas drilling equipment provider, also helped. These results more than offset the negative effects of other stock selections.

PERFORMANCE AS OF OCTOBER 31, 2010

	Total return		Average annual total return

Large-Cap Growth Fund	1 month	1 year	since fund inception

Institutional Class (inception: 3/31/2006)	5.65%	19.76%	1.54%
Retirement Class (inception: 3/31/2006)	5.56	19.48	1.28
Retail Class (inception: 3/31/2006)	5.55	19.61	1.34
Premier Class (inception: 9/30/2009)	5.54	19.59	1.51	*

Russell 1000 Growth Index	4.78	19.65	1.95

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. The index returns noted above do not include a deduction for fees or expenses.

*

The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for this period has not been restated to reflect the higher expenses of the Premier Class. If those higher expenses had been reflected, the performance of the Premier Class shown for this period would have been lower.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception March 31, 2006)

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

10	2010 Annual Report ▪ TIAA-CREF Funds: Equity Funds

LARGE-CAP VALUE FUND

PORTFOLIO COMPOSITION

Sector	% of net assets as of 10/31/2010

Financials	24.0
Health care	14.4
Energy	10.6
Industrials	9.6
Information technology	9.1
Consumer staples	9.1
Consumer discretionary	8.6
Telecommunication services	5.5
Utilities	5.3
Materials	3.7
Short-term investments	0.3
Other assets & liabilities, net	–0.2

Total	100.0

HOLDINGS BY COMPANY SIZE

Market capitalization	% of equity investments as of 10/31/2010

Over $15 billion	62.6
$4 billion–$15 billion	18.7
Under $4 billion	18.7

Total	100.0

EXPENSE EXAMPLE

Six months ended October 31, 2010

Large-Cap Value Fund	Starting fund value (5/1/10)	Ending fund value (10/31/10)	Expenses paid* (5/1/10– 10/31/10)

Actual return
Institutional Class	$1,000.00	$983.88	$2.45
Retirement Class	1,000.00	982.22	3.70
Retail Class	1,000.00	982.60	3.80
Premier Class	1,000.00	983.08	3.25

5% annual hypothetical return
Institutional Class	1,000.00	1,022.74	2.50
Retirement Class	1,000.00	1,021.48	3.77
Retail Class	1,000.00	1,021.37	3.87
Premier Class	1,000.00	1,021.93	3.31

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended October 31, 2010. The fund’s annualized six-month expense ratio for that period was 0.49% for the Institutional Class, 0.74% for the Retirement Class, 0.76% for the Retail Class and 0.65% for the Premier Class. The expense charges of one or more of the fund’s share classes may reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is expected to end. Without any such reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

For more information about this expense example, please see page 4.

PERFORMANCE FOR THE ONE MONTH ENDED OCTOBER 31, 2010

The Large-Cap Value Fund returned 3.21% for the Institutional Class, compared with the 3.00% return of its benchmark, the Russell 1000® Value Index. For the year ended October 31, 2010, the fund returned 17.25%, versus 15.71% for the index. The table below shows returns for all share classes of the fund.

          The fund outperformed its benchmark during the one-month period because of several strongly-performing stock choices, including eBay and Xerox. The avoidance of Berkshire Hathaway also aided relative returns. Results from favorable stock selections more than offset the detractions from other holdings that performed less well.

PERFORMANCE AS OF OCTOBER 31, 2010

	Total return		Average annual total return

Large-Cap Value Fund	1 month	1 year	5 years		since fund inception

Institutional Class (inception: 10/1/2002)	3.21%	17.25%	1.89%		8.03%
Retirement Class (inception: 10/1/2002)	3.14	16.91	1.64		7.78
Retail Class (inception: 10/1/2002)	3.22	17.00	1.74		7.82
Premier Class (inception: 9/30/2009)	3.21	17.11	1.87	*	8.01	*

Russell 1000 Value Index	3.00	15.71	0.62		6.75

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. The index returns noted above do not include a deduction for fees or expenses.

*

The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Premier Class. If those higher expenses had been reflected, the performance of the Premier Class shown for these periods would have been lower.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception October 1, 2002)

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

TIAA-CREF Funds: Equity Funds ▪ 2010 Annual Report	11

MID-CAP GROWTH FUND

PORTFOLIO COMPOSITION

Sector	% of net assets as of 10/31/2010

Information technology	23.6
Consumer discretionary	18.7
Industrials	16.5
Health care	13.6
Financials	9.4
Materials	7.3
Energy	5.5
Consumer staples	3.0
Telecommunication services	1.9
Short-term investments	0.7
Other assets & liabilities, net	–0.2

Total	100.0

HOLDINGS BY COMPANY SIZE

Market capitalization	% of equity investments as of 10/31/2010

Over $15 billion	7.1
$4 billion–$15 billion	50.3
Under $4 billion	42.6

Total	100.0

EXPENSE EXAMPLE

Six months ended October 31, 2010

Mid-Cap Growth Fund	Starting fund value (5/1/10)	Ending fund value (10/31/10)	Expenses paid* (5/1/10– 10/31/10)

Actual return
Institutional Class	$1,000.00	$1,059.07	$2.75
Retirement Class	1,000.00	1,057.32	3.99
Retail Class	1,000.00	1,057.21	4.15
Premier Class	1,000.00	1,057.90	3.53

5% annual hypothetical return
Institutional Class	1,000.00	1,022.53	2.70
Retirement Class	1,000.00	1,021.32	3.92
Retail Class	1,000.00	1,021.17	4.08
Premier Class	1,000.00	1,021.78	3.47

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended October 31, 2010. The fund’s annualized six-month expense ratio for that period was 0.53% for the Institutional Class, 0.77% for the Retirement Class, 0.80% for the Retail Class and 0.68% for the Premier Class. The expense charges of one or more of the fund’s share classes may reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

For more information about this expense example, please see page 4.

PERFORMANCE FOR THE ONE MONTH ENDED OCTOBER 31, 2010

The Mid-Cap Growth Fund returned 4.27% for the Institutional Class, compared with the 3.91% return of its benchmark, the Russell Midcap® Growth Index. For the year ended October 31, 2010, the fund returned 31.20%, versus 28.03% for the index. The table below shows returns for all share classes of the fund.

          The fund’s outperformance of its benchmark during the one-month period resulted from numerous favorable stock selections, including Humana, a provider of health insurance; Middleby, a maker of commercial kitchen equipment; and Sensata Technologies, a manufacturer of electrical equipment for cars and aircrafts (all out-of-benchmark stocks). These results more than offset the negative effects of other stock choices.

PERFORMANCE AS OF OCTOBER 31, 2010

	Total return		Average annual total return

Mid-Cap Growth Fund	1 month	1 year	5 years		since fund inception

Institutional Class (inception: 10/1/2002)	4.27%	31.20%	4.50%		11.22%
Retirement Class (inception: 10/1/2002)	4.21	30.82	4.23		10.90
Retail Class (inception: 10/1/2002)	4.26	30.98	4.29		10.94
Premier Class (inception: 9/30/2009)	4.22	31.03	4.46	*	11.19	*

Russell Midcap Growth Index	3.91	28.03	4.28		10.74

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. The index returns noted above do not include a deduction for fees or expenses.

*

The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Premier Class. If those higher expenses had been reflected, the performance of the Premier Class shown for these periods would have been lower.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception October 1, 2002)

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

12	2010 Annual Report ▪ TIAA-CREF Funds: Equity Funds

MID-CAP VALUE FUND

PORTFOLIO COMPOSITION

Sector	% of net assets as of 10/31/2010

Financials	24.2
Consumer discretionary	11.9
Energy	11.3
Industrials	9.8
Utilities	9.6
Materials	8.9
Health care	7.1
Consumer staples	6.5
Information technology	5.8
Telecommunication services	3.0
Short-term investments	0.3
Other assets & liabilities, net	1.6

Total	100.0

HOLDINGS BY COMPANY SIZE

Market capitalization	% of equity investments as of 10/31/2010

Over $15 billion	11.5
$4 billion–$15 billion	59.5
Under $4 billion	29.0

Total	100.0

EXPENSE EXAMPLE

Six months ended October 31, 2010

Mid-Cap Value Fund	Starting fund value (5/1/10)	Ending fund value (10/31/10)	Expenses paid* (5/1/10– 10/31/10)

Actual return
Institutional Class	$1,000.00	$1,011.41	$2.48
Retirement Class	1,000.00	1,009.55	3.75
Retail Class	1,000.00	1,010.31	3.70
Premier Class	1,000.00	1,010.15	3.24

5% annual hypothetical return
Institutional Class	1,000.00	1,022.74	2.50
Retirement Class	1,000.00	1,021.48	3.77
Retail Class	1,000.00	1,021.53	3.72
Premier Class	1,000.00	1,021.98	3.26

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended October 31, 2010. The fund’s annualized six-month expense ratio for that period was 0.49% for the Institutional Class, 0.74% for the Retirement Class, 0.73% for the Retail Class and 0.64% for the Premier Class. The expense charges of one or more of the fund’s share classes may reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is expected to end. Without any such reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

For more information about this expense example, please see page 4.

PERFORMANCE FOR THE ONE MONTH ENDED OCTOBER 31, 2010

The Mid-Cap Value Fund returned 3.50% for the Institutional Class, compared with the 3.83% return of its benchmark, the Russell Midcap® Value Index. For the year ended October 31, 2010, the fund returned 22.52%, versus 27.49% for the index. The table below shows returns for all share classes of the fund.

          The fund lagged its benchmark during the one-month period because of several unfavorable stock choices, including an overweight in TCF Financial, a Minnesota-based bank, and two out-of-benchmark stocks, telecommunications company Sprint Nextel and health care provider HealthSouth. These results more than offset the positive contributions to relative performance from numerous strongly-performing stock selections.

PERFORMANCE AS OF OCTOBER 31, 2010

	Total return		Average annual total return

Mid-Cap Value Fund	1 month	1 year	5 years		since fund inception

Institutional Class (inception: 10/1/2002)	3.50%	22.52%	4.32%		11.91%
Retirement Class (inception: 10/1/2002)	3.39	22.11	4.05		11.59
Retail Class (inception: 10/1/2002)	3.50	22.28	4.15		11.68
Premier Class (inception: 9/30/2009)	3.44	22.24	4.27	*	11.88	*

Russell Midcap Value Index	3.83	27.49	3.38		10.66

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. The index returns noted above do not include a deduction for fees or expenses.

*

The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Premier Class. If those higher expenses had been reflected, the performance of the Premier Class shown for these periods would have been lower.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception October 1, 2002)

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

TIAA-CREF Funds: Equity Funds ▪ 2010 Annual Report	13

SMALL-CAP EQUITY FUND

PORTFOLIO COMPOSITION

Sector	% of net assets as of 10/31/2010

Information technology	20.1
Financials	19.4
Industrials	14.7
Consumer discretionary	14.0
Health care	12.7
Energy	5.1
Materials	5.1
Utilities	3.7
Consumer staples	3.2
Telecommunication services	1.0
Short-term investments	0.9
Other assets & liabilities, net	0.1

Total	100.0

HOLDINGS BY COMPANY SIZE

Market capitalization	% of equity investments as of 10/31/2010

$4 billion–$15 billion	0.6
Under $4 billion	99.4

Total	100.0

EXPENSE EXAMPLE

Six months ended October 31, 2010

Small-Cap Equity Fund	Starting fund value (5/1/10)	Ending fund value (10/31/10)	Expenses paid* (5/1/10– 10/31/10)

Actual return
Institutional Class	$1,000.00	$1,005.36	$2.48
Retirement Class	1,000.00	1,003.88	3.74
Retail Class	1,000.00	1,003.89	4.04
Premier Class	1,000.00	1,004.60	3.33

5% annual hypothetical return
Institutional Class	1,000.00	1,022.74	2.50
Retirement Class	1,000.00	1,021.48	3.77
Retail Class	1,000.00	1,021.17	4.08
Premier Class	1,000.00	1,021.88	3.36

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended October 31, 2010. The fund’s annualized six-month expense ratio for that period was 0.49% for the Institutional Class, 0.74% for the Retirement Class, 0.80% for the Retail Class and 0.66% for the Premier Class. The expense charges of one or more of the fund’s share classes may reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

For more information about this expense example, please see page 4.

PERFORMANCE FOR THE ONE MONTH ENDED OCTOBER 31, 2010

The Small-Cap Equity Fund returned 4.37% for the Institutional Class, compared with the 4.09% return of its benchmark, the Russell 2000® Index. For the year ended October 31, 2010, the fund returned 28.60%, versus 26.58% for the index. The table below shows returns for all share classes of the fund.

          The fund’s return for the one-month period exceeded its benchmark’s, as a result of numerous successful stock selections, including overweight positions in Lindsay, a maker of agricultural equipment; Compellent Technology, a data storage company; and retailer OfficeMax. These results more than offset the detractions from other, unfavorable stock choices.

PERFORMANCE AS OF OCTOBER 31, 2010

	Total return		Average annual total return

Small-Cap Equity Fund*	1 month	1 year	5 years		since fund inception

Institutional Class (inception: 10/1/2002)	4.37%	28.60%	2.62%		9.62%
Retirement Class (inception: 10/1/2002)	4.35	28.23	2.38		9.32
Retail Class (inception: 10/1/2002)	4.37	28.32	2.45		9.43
Premier Class (inception: 9/30/2009)	4.30	28.36	2.58	†	9.60	†

Russell 2000 Index	4.09	26.58	3.07		9.75

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. The index returns noted above do not include a deduction for fees or expenses.

*	Shares held 60 calendar days or less may be subject to a redemption fee of 2%. Please see the prospectus for details.

†

The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Premier Class. If those higher expenses had been reflected, the performance of the Premier Class shown for these periods would have been lower.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception October 1, 2002)

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

14	2010 Annual Report ▪ TIAA-CREF Funds: Equity Funds

[This page intentionally left blank.]

TIAA-CREF Funds: Equity Funds ▪ 2010 Annual Report	15

ENHANCED INTERNATIONAL EQUITY INDEX FUND

PORTFOLIO COMPOSITION

Sector	% of net assets as of 10/31/2010

Financials	24.4
Industrials	12.2
Materials	10.6
Consumer discretionary	10.4
Consumer staples	10.1
Health care	8.4
Energy	7.4
Telecommunication services	6.0
Utilities	5.3
Information technology	4.6
Short-term investments	0.3
Other assets & liabilities, net	0.3

Total	100.0

HOLDINGS BY COUNTRY

% of portfolio investments as of 10/31/2010

Japan	20.8
United Kingdom	19.1
France	9.7
Australia	8.4
Germany	7.9
Switzerland	7.6
Netherlands	4.8
Spain	4.0
Sweden	3.4
Italy	2.6
15 other nations	11.4
Short-term investments	0.3

Total	100.0

HOLDINGS BY COMPANY SIZE

Market capitalization	% of equity investments as of 10/31/2010

Over $15 billion	66.3
$4 billion–$15 billion	27.2
Under $4 billion	6.5

Total	100.0

PERFORMANCE FOR THE ONE MONTH ENDED OCTOBER 31, 2010

The Enhanced International Equity Index Fund returned 4.25%, compared with the 3.61% return of its benchmark, the MSCI EAFE Index. For the year ended October 31, 2010, the fund returned 10.61%, versus 8.36% for the index.

          The fund’s outperformance of its benchmark during the one-month period resulted largely from numerous favorable stock choices, including overweight holdings in Peugeot, Europe’s second-largest car maker and German chemical manufacturer BASF. An out-of-benchmark position in British mobile telecommunications company Vodaphone also helped. These results more than offset detractions from other stock selections.

PERFORMANCE AS OF OCTOBER 31, 2010

	Total return		Average annual total return

Enhanced International Equity Index Fund*	1 month	1 year	since inception

Institutional Class (inception: 11/30/2007)	4.25%	10.61%	–9.67%

MSCI EAFE Index	3.61	8.36	–8.81

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. The index returns noted above do not include a deduction for fees or expenses.

*	Shares held 60 calendar days or less may be subject to a redemption fee of 2%. Please see the prospectus for details.

16	2010 Annual Report ▪ TIAA-CREF Funds: Equity Funds

          The fund’s return may sometimes diverge from the return of its benchmark index more than would be expected. This may be the result of a fair-value pricing adjustment. Many foreign exchanges close before the fund’s net asset value (NAV) is calculated (generally 4 p.m. ET). In the intervening hours, the value of foreign securities can change, and these changes are not reflected immediately in the fund’s benchmark index. They may, however, be taken into account in that day’s NAV to reflect the value of the fund’s holdings at the time the NAV is calculated.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception November 30, 2007)

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period.

EXPENSE EXAMPLE

Six months ended October 31, 2010

Enhanced International Equity Index Fund	Starting fund value (5/1/10)	Ending fund value (10/31/10)	Expenses paid* (5/1/10– 10/31/10)

Actual return
Institutional Class	$1,000.00	$1,074.02	$2.82

5% annual hypothetical return
Institutional Class	1,000.00	1,022.48	2.75

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended October 31, 2010. The fund’s annualized six-month expense ratio for that period was 0.54% for the Institutional Class. The expense charge of this fund may reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the fund would have been higher and its performance lower.

For more information about this expense example, please see page 4.

TIAA-CREF Funds: Equity Funds ▪ 2010 Annual Report	17

ENHANCED LARGE-CAP GROWTH INDEX FUND

PORTFOLIO COMPOSITION

Sector	% of net assets as of 10/31/2010

Information technology	31.8
Consumer discretionary	15.2
Industrials	12.9
Consumer staples	10.3
Health care	9.9
Energy	9.6
Financials	4.9
Materials	4.9
Telecommunication services	0.4
Short-term investments	0.2
Other assets & liabilities, net	–0.1

Total	100.0

HOLDINGS BY COMPANY SIZE

Market capitalization	% of equity investments as of 10/31/2010

Over $15 billion	67.6
$4 billion–$15 billion	25.5
Under $4 billion	6.9

Total	100.0

EXPENSE EXAMPLE

Six months ended October 31, 2010

Enhanced Large-Cap Growth Index Fund	Starting fund value (5/1/10)	Ending fund value (10/31/10)	Expenses paid* (5/1/10– 10/31/10)

Actual return
Institutional Class	$1,000.00	$1,030.75	$2.00

5% annual hypothetical return
Institutional Class	1,000.00	1,023.24	1.99

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended October 31, 2010. The fund’s annualized six-month expense ratio for that period was 0.39% for the Institutional Class. The expense charge of this fund may reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the fund would have been higher and its performance lower.

For more information about this expense example, please see page 4.

PERFORMANCE FOR THE ONE MONTH ENDED OCTOBER 31, 2010

The Enhanced Large-Cap Growth Index Fund returned 4.87%, compared with the 4.78% return of its benchmark, the Russell 1000® Growth Index. For the year ended October 31, 2010, the fund returned 19.53%, versus 19.65% for the index.

          The fund’s outperformance of its benchmark during the one-month period resulted from numerous favorable stock selections that included overweight holdings in Google; Johnson Controls, an auto parts manufacturer; and Cimarex Energy, an oil and gas production company. These positive results more than offset detractions from other stock choices.

PERFORMANCE AS OF OCTOBER 31, 2010

	Total return		Average annual total return

Enhanced Large-Cap Growth Index Fund	1 month	1 year	since inception

Institutional Class (inception: 11/30/2007)	4.87%	19.53%	–2.71%

Russell 1000 Growth Index	4.78	19.65	–2.80

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. The index returns noted above do not include a deduction for fees or expenses.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception November 30, 2007)

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period.

18	2010 Annual Report ▪ TIAA-CREF Funds: Equity Funds

ENHANCED LARGE-CAP VALUE INDEX FUND

PORTFOLIO COMPOSITION

Sector	% of net assets as of 10/31/2010

Financials	25.7
Health care	13.8
Energy	11.4
Consumer staples	9.0
Consumer discretionary	8.9
Industrials	8.3
Utilities	7.0
Information technology	6.4
Telecommunication services	6.2
Materials	3.2
Other assets & liabilities, net	0.1

Total	100.0

HOLDINGS BY COMPANY SIZE

Market capitalization	% of equity investments as of 10/31/2010

Over $15 billion	61.3
$4 billion–$15 billion	26.3
Under $4 billion	12.4

Total	100.0

EXPENSE EXAMPLE

Six months ended October 31, 2010

Enhanced Large-Cap Value Index Fund	Starting fund value (5/1/10)	Ending fund value (10/31/10)	Expenses paid* (5/1/10– 10/31/10)

Actual return
Institutional Class	$1,000.00	$982.19	$1.95

5% annual hypothetical return
Institutional Class	1,000.00	1,023.24	1.99

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended October 31, 2010. The fund’s annualized six-month expense ratio for that period was 0.39% for the Institutional Class. The expense charge of this fund may reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the fund would have been higher and its performance lower.

For more information about this expense example, please see page 4.

PERFORMANCE FOR THE ONE MONTH ENDED OCTOBER 31, 2010

The Enhanced Large-Cap Value Index Fund returned 3.21%, compared with the 3.00% return of its benchmark, the Russell 1000® Value Index. For the year ended October 31, 2010, the fund returned 14.25%, versus 15.71% for the index.

          The fund outperformed its benchmark during the one-month period because of several successful stock choices, including overweight positions in King Pharmaceuticals; paper manufacturer Domtar; and Humana, a provider of health insurance. The positive results more than offset the negative effects of other stock selections.

PERFORMANCE AS OF OCTOBER 31, 2010

	Total return		Average annual total return

Enhanced Large-Cap Value Index Fund	1 month	1 year	since inception

Institutional Class (inception: 11/30/2007)	3.21%	14.25%	–7.32%

Russell 1000 Value Index	3.00	15.71	–7.13

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. The index returns noted above do not include a deduction for fees or expenses.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception November 30, 2007)

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period.

TIAA-CREF Funds: Equity Funds ▪ 2010 Annual Report	19

SOCIAL CHOICE EQUITY FUND

PORTFOLIO COMPOSITION

Sector	% of net assets as of 10/31/2010

Information technology	16.3
Financials	15.6
Consumer discretionary	13.3
Health care	12.0
Industrials	11.1
Consumer staples	9.8
Energy	9.7
Materials	4.9
Utilities	4.6
Telecommunication services	1.7
Short-term investments	0.7
Other assets & liabilities, net	0.3

Total	100.0

HOLDINGS BY COMPANY SIZE

Market capitalization	% of equity investments as of 10/31/2010

Over $15 billion	62.0
$4 billion–$15 billion	26.5
Under $4 billion	11.5

Total	100.0

EXPENSE EXAMPLE

Six months ended October 31, 2010

Social Choice Equity Fund	Starting fund value (5/1/10)	Ending fund value (10/31/10)	Expenses paid* (5/1/10– 10/31/10)

Actual return
Institutional Class	$1,000.00	$1,001.96	$1.06
Retirement Class	1,000.00	1,000.00	2.27
Retail Class	1,000.00	1,001.06	2.07
Premier Class	1,000.00	1,000.98	1.82

5% annual hypothetical return
Institutional Class	1,000.00	1,024.15	1.07
Retirement Class	1,000.00	1,022.94	2.29
Retail Class	1,000.00	1,023.14	2.09
Premier Class	1,000.00	1,023.39	1.84

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended October 31, 2010. The fund’s annualized six-month expense ratio for that period was 0.21% for the Institutional Class, 0.45% for the Retirement Class, 0.41% for the Retail Class and 0.36% for the Premier Class. The expense charges of one or more of the fund’s share classes may reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

For more information about this expense example, please see page 4.

PERFORMANCE FOR THE ONE MONTH ENDED OCTOBER 31, 2010

The Social Choice Equity Fund returned 4.08% for the Institutional Class, compared with the 3.91% return of its benchmark, the Russell 3000® Index. For the year ended October 31, 2010, the fund returned 18.70%, versus 18.34% for the index. The table below shows returns for all share classes of the fund.

          The fund outperformed its benchmark during the one-month period, largely because its social screens prevented its owning a number of lagging stocks, including Bank of America, Berkshire Hathaway and General Electric. Overweight stock selections such as Google and National Oilwell Varco, an oil and gas drilling equipment provider, also helped. These factors more than offset the negative effects of not owning other well-performing stocks, including Apple, Exxon Mobil and oil field service provider Schlumberger.

PERFORMANCE AS OF OCTOBER 31, 2010

	Total return		Average annual total return

Social Choice Equity Fund	1 month	1 year	5 years		10 years

Institutional Class (inception: 7/1/1999)	4.08%	18.70%	2.47%		1.06%
Retirement Class (inception: 10/1/2002)	3.94	18.28	2.19		0.79	*
Retail Class (inception: 3/31/2006)	3.98	18.51	2.34	*	1.00	*
Premier Class (inception: 9/30/2009)	3.98	18.31	2.40	*	1.03	*

Russell 3000 Index	3.91	18.34	2.08		0.62

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. The index returns noted above do not include a deduction for fees or expenses.

*

The performance shown for the Retirement, Retail and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Retirement, Retail and Premier classes. If those higher expenses had been reflected, the performance of these three classes shown for these periods would have been lower.

$10,000 OVER 10 YEARS

Institutional Class

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

20	2010 Annual Report ▪ TIAA-CREF Funds: Equity Funds

SUMMARY PORTFOLIO OF INVESTMENTS

GROWTH & INCOME FUND ▪ OCTOBER 31, 2010

Shares		Company	Value	% of net assets

COMMON STOCKS

AUTOMOBILES & COMPONENTS			$13,725,025	0.8%

BANKS
785,389		US Bancorp	18,990,706	1.0
1,313,258		Wells Fargo & Co	34,249,768	1.9
		Other	12,222,776	0.7

			65,463,250	3.6

CAPITAL GOODS
208,235		Boeing Co	14,709,720	0.8
245,063		Emerson Electric Co	13,453,959	0.7
1,776,253		General Electric Co	28,455,573	1.6
205,642		Goodrich Corp	16,877,039	0.9
426,338		Honeywell International, Inc	20,084,784	1.2
		Other	69,410,052	3.8

			162,991,127	9.0

COMMERCIAL & PROFESSIONAL SERVICES			16,454,457	0.9

CONSUMER DURABLES & APPAREL			48,826,405	2.7

CONSUMER SERVICES
257,001		McDonald’s Corp	19,986,967	1.2
		Other	21,735,001	1.1

			41,721,968	2.3

DIVERSIFIED FINANCIALS
6,232,637	*	Citigroup, Inc	25,990,096	1.4
107,806		Goldman Sachs Group, Inc	17,351,376	1.0
740,321		JPMorgan Chase & Co	27,858,280	1.5
502,048		Morgan Stanley	12,485,934	0.7
		Other	33,404,175	1.8

			117,089,861	6.4

ENERGY
271,206		Chevron Corp	22,404,328	1.2
884,067		Exxon Mobil Corp	58,763,932	3.1
347,320		Marathon Oil Corp	12,354,172	0.7
218,196	*	Newfield Exploration Co	13,008,846	0.7
256,746		Schlumberger Ltd	17,943,978	1.0
		Other	41,933,917	2.4

			166,409,173	9.1

FOOD & STAPLES RETAILING			22,088,478	1.2

FOOD, BEVERAGE & TOBACCO
534,997		Coca-Cola Co	32,806,017	1.8
396,892		Philip Morris International, Inc	23,218,182	1.3
		Other	52,523,512	3.0

			108,547,711	6.1

HEALTH CARE EQUIPMENT & SERVICES
284,737	*	Express Scripts, Inc	13,815,439	0.8
474,459		UnitedHealth Group, Inc	17,104,247	0.9
		Other	17,694,792	1.0

			48,614,478	2.7

Shares		Company	Value	% of net assets

HOUSEHOLD & PERSONAL PRODUCTS
507,743		Procter & Gamble Co	$32,277,223	1.8%
		Other	8,523,363	0.5

			40,800,586	2.3

INSURANCE
283,387		ACE Ltd	16,838,855	0.9
307,417		Metlife, Inc	12,398,128	0.7
		Other	24,840,910	1.4

			54,077,893	3.0

MATERIALS
346,391		Du Pont (E.I.) de Nemours & Co	16,377,366	0.9
		Other	40,095,791	2.2

			56,473,157	3.1

MEDIA
412,863	*	Discovery Communications, Inc (Class A)	18,417,818	1.0
318,836		Viacom, Inc (Class B)	12,303,881	0.7
583,635		Walt Disney Co	21,075,060	1.2
		Other	8,920,748	0.5

			60,717,507	3.4

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
598,334		Bristol-Myers Squibb Co	16,095,185	0.8
306,920		Johnson & Johnson	19,541,596	1.0
276,508		Novartis AG. (ADR)	16,023,639	0.9
1,626,523		Pfizer, Inc	28,301,499	1.5
263,066	*	Watson Pharmaceuticals, Inc	12,272,029	0.7
		Other	76,245,362	4.2

			168,479,310	9.1

RETAILING
70,019	*	Amazon.com, Inc	11,562,938	0.7
524,472		Home Depot, Inc	16,195,696	0.9
		Other	22,250,896	1.2

			50,009,530	2.8

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
654,133		Intel Corp	13,128,449	0.8
		Other	19,066,080	1.0

			32,194,529	1.8

SOFTWARE & SERVICES
62,512	*	Google, Inc (Class A)	38,319,231	2.1
170,341		International Business Machines Corp	24,460,967	1.3
1,418,830		Microsoft Corp	37,797,630	2.0
650,074		Oracle Corp	19,112,176	1.0
		Other	71,989,793	4.1

			191,679,797	10.5

TECHNOLOGY HARDWARE & EQUIPMENT
174,062	*	Apple, Inc	52,370,034	2.8
1,321,300	*	Cisco Systems, Inc	30,165,279	1.7
742,122	*	EMC Corp	15,591,983	0.9
566,684		Hewlett-Packard Co	23,834,729	1.3
415,333		Qualcomm, Inc	18,743,978	1.0
		Other	23,338,514	1.3

			164,044,517	9.0

See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2010 Annual Report	21

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

GROWTH & INCOME FUND ▪ OCTOBER 31, 2010

Shares	Company	Value	% of net assets

TELECOMMUNICATION SERVICES
964,760	Verizon Communications, Inc	$31,325,758	1.7%
	Other	26,376,134	1.5

		57,701,892	3.2

TRANSPORTATION
169,608	Union Pacific Corp	14,871,229	0.8
375,201	United Parcel Service, Inc (Class B)	25,266,035	1.4
	Other	11,805,353	0.7

		51,942,617	2.9

UTILITIES
234,838	NextEra Energy, Inc	12,925,483	0.8
	Other	37,950,899	2.1

		50,876,382	2.9

	TOTAL COMMON STOCKS
	(Cost $1,634,491,138)	1,790,929,650	98.8

Principal	Issuer	Value	% of net assets

SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT
	Federal Home Loan Bank
$11,350,000	11/01/10	$11,350,000	0.6%

		11,350,000	0.6

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $11,350,000)	11,350,000	0.6

	TOTAL PORTFOLIO
	(Cost $1,645,841,138)	1,802,279,650	99.4
	OTHER ASSETS & LIABILITIES, NET	10,064,972	0.6

	NET ASSETS	$1,812,344,622	100.0%

Abbreviation(s):

ADR - American Depositary Receipt

* Non-income producing.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

22	2010 Annual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS

INTERNATIONAL EQUITY FUND ▪ OCTOBER 31, 2010

Shares		Company	Value	% of net assets

COMMON STOCKS

AUSTRALIA
5,835,502		Brambles Ltd	$36,411,975	1.5%
		Other	21,654	0.0

			36,433,629	1.5

BELGIUM
680,453		InBev NV	42,650,601	1.7

			42,650,601	1.7

CHINA
17,801,000		China South Locomotive and Rolling Stock Corp	18,119,644	0.7
11,529,979		CNOOC Ltd	23,889,239	1.0
50,907,380		Nine Dragons Paper Holdings Ltd	82,095,436	3.4
6,802,000		Zhuzhou CSR Times Electric Co Ltd	20,753,724	0.9
		Other	2,683,176	0.1

			147,541,219	6.1

FINLAND
1,889,000		Fortum Oyj	53,554,977	2.2

			53,554,977	2.2

FRANCE			997,943	0.0

GERMANY
2,073,001		Bayer AG.	154,704,582	6.3
608,606		Deutsche Boerse AG.	42,827,246	1.8
1,700,726		Henkel KGaA (Preference)	100,316,450	4.1
2,748,873		Lanxess AG.	191,294,083	7.9
624,529		Rheinmetall AG.	44,990,802	1.8
1,024,623		ThyssenKrupp AG.	37,705,300	1.6

			571,838,463	23.5

HONG KONG
26,834,759		Li & Fung Ltd	141,768,538	5.8
13,132,000		Trinity Ltd	13,129,882	0.5

			154,898,420	6.3

INDIA
1,281,176		HDFC Bank Ltd	65,750,211	2.8

			65,750,211	2.8

INDONESIA
7,638,450		Bank Rakyat Indonesia	9,743,030	0.4
16,216,500		PT Bank Central Asia Tbk	12,701,035	0.5

			22,444,065	0.9

ITALY
568,553		Saipem S.p.A.	25,266,596	1.0

			25,266,596	1.0

JAPAN
130,997		Kao Corp	3,325,797	0.1
946,984		Mitsubishi Electric Corp	8,884,962	0.4
4,689,047		Mitsubishi UFJ Financial Group, Inc	21,851,530	0.8
237,540		Mitsubishi UFJ Lease & Finance Co Ltd	7,946,535	0.3
3,747,000	*	NTN Corp	16,995,837	0.7
97,615		ORIX Corp	8,903,866	0.4
198,250		Ryohin Keikaku Co Ltd	7,036,187	0.3
574,300		Sanrio Co Ltd	12,246,785	0.5

Shares		Company	Value	% of net assets

JAPAN - continued
277,150		Sumitomo Corp	$3,513,023	0.1%
252,347		Sumitomo Mitsui Financial Group, Inc	7,563,825	0.3
7,724,000		Teijin Ltd	28,603,852	1.0
892,700		THK Co Ltd	17,172,854	0.7
177,461		Toyo Suisan Kaisha Ltd	3,806,359	0.2
		Other	37,530,290	1.5

			185,381,702	7.3

MACAU
55,219,791	*,f	Sands China Ltd (Purchased 3/17/10,
		Cost $89,729,460)	120,395,351	4.9

			120,395,351	4.9

NETHERLANDS			2,279,109	0.1

SINGAPORE			177	0.0

SWEDEN
2,405,192		Alfa Laval AB	41,696,981	1.8
3,626,302		Assa Abloy AB (Class B)	92,942,430	3.8
2,297,994		SKF AB (B Shares)	59,345,021	2.5

			193,984,432	8.1

SWITZERLAND
2,107,110		Adecco S.A.	117,769,473	4.8
163,833		Bellevue Group AG.	5,019,628	0.2
111,155		Burckhardt Compression Holding AG.	26,454,449	1.1
103,092		Givaudan S.A.	106,229,651	4.4
215,938		Phonak Holding AG.	25,015,936	1.0
863,710	a	Tecan Group AG.	60,123,098	2.5
1,932,742	*	UBS AG. (Switzerland)	32,721,388	1.3

			373,333,623	15.3

TAIWAN			2,740,406	0.1

UNITED KINGDOM
14,606,339		ICAP plc	106,771,244	4.5
1,861,327		Imperial Tobacco Group plc	59,620,157	2.4
2,576,214		Invensys plc	11,896,893	0.5
1,526,011		Reckitt Benckiser Group plc	85,362,114	3.5
153,311		Rio Tinto plc	9,914,758	0.4
5,617,159		Smiths Group plc	107,287,869	4.4
1,257,205		Tullow Oil plc	23,871,631	1.0

			404,724,666	16.7

		TOTAL COMMON STOCKS
		(Cost $2,104,038,471)	2,404,215,590	98.5

		TOTAL PORTFOLIO
		(Cost $2,104,038,471)	2,404,215,590	98.5
		OTHER ASSETS & LIABILITIES, NET	35,860,979	1.5

		NET ASSETS	$2,440,076,569	100.0%

*	Non-income producing.

a	Affiliated holding.

f	Restricted security. At 10/31/2010, the value of these securities amounted to $120,395,351 or 4.9% of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2010 Annual Report	23

SUMMARY OF MARKET VALUES BY SECTOR

INTERNATIONAL EQUITY FUND ▪ OCTOBER 31, 2010

Sector	Value	% of net assets

INDUSTRIALS	$638,875,482	26.2%
MATERIALS	458,054,178	18.8
FINANCIALS	325,600,507	13.3
CONSUMER DISCRETIONARY	302,670,153	12.4
CONSUMER STAPLES	300,764,899	12.3
HEALTH CARE	242,995,338	10.0
ENERGY	75,479,820	3.1
UTILITIES	53,554,977	2.2
INFORMATION TECHNOLOGY	6,220,236	0.2
OTHER ASSETS & LIABILITIES, NET	35,860,979	1.5

NET ASSETS	$2,440,076,569	100.0%

24	2010 Annual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS

EMERGING MARKETS EQUITY FUND ▪ OCTOBER 31, 2010

Principal			Issuer	Value	% of net assets

EQUITY-LINKED NOTES

INDIA
$4,900,000	*,g,m		Morgan Stanley, MSCI India Total Return Index
			0.060%, 03/03/11	$5,793,897	3.6%

				5,793,897	3.6

		TOTAL EQUITY-LINKED NOTES
			(Cost $4,900,000)	5,793,897	3.6

Shares			Company

COMMON STOCKS

AUSTRALIA				607,489	0.4

BRAZIL
70,700			Banco Bradesco S.A.	1,457,410	0.9
42,100			Banco do Brasil S.A.	819,567	0.5
86,900		*	Banco Itau Holding Financeira S.A.	2,121,008	1.4
74,100			BM&FBOVESPA S.A.	621,023	0.4
94,700			Companhia Vale do Rio Doce	2,985,309	1.9
70,500			OGX Petroleo e Gas Participacoes S.A.	925,460	0.6
395,045			Petroleo Brasileiro S.A.	6,633,261	4.1
			Other	10,651,866	6.5

				26,214,904	16.3

CAMBODIA				114,872	0.1

CANADA				121,351	0.1

CHILE				2,334,249	1.5

CHINA
1,938,000			Bank of China Ltd	1,160,112	0.7
1,787,000			China Construction Bank	1,703,715	1.1
367,000			China Life Insurance Co Ltd	1,607,437	1.0
220,500			China Mobile Hong Kong Ltd	2,245,893	1.4
905,000			CNOOC Ltd	1,875,091	1.2
292,000			Dongfeng Motor Group Co Ltd	632,879	0.3
1,796,000			Industrial & Commercial Bank of China	1,445,836	0.9
92,000			Ping An Insurance Group Co of China Ltd	990,472	0.6
47,200			Tencent Holdings Ltd	1,080,858	0.7
			Other	15,205,167	9.5

				27,947,460	17.4

COLOMBIA				1,279,571	0.8

EGYPT				750,671	0.5

GUERNSEY, C.I.				146,928	0.1

HONG KONG
318,000			Belle International Holdings Ltd	574,360	0.3
			Other	4,250,914	2.7

				4,825,274	3.0

HUNGARY				202,250	0.1

INDIA
69,573			WisdomTree India Earnings Fund	1,891,690	1.1
			Other	907,779	0.6

				2,799,469	1.7

Shares			Company	Value	% of net assets

INDONESIA				$4,676,457	2.9%

ISRAEL
19,232			Teva Pharmaceutical Industries Ltd	1,001,407	0.6
			Other	273,527	0.2

				1,274,934	0.8

KOREA, REPUBLIC OF
3,217			Hyundai Mobis	800,497	0.5
8,696			Hyundai Motor Co	1,313,770	0.8
16,730			Kia Motors Corp	667,565	0.4
2,418			LG Chem Ltd	745,653	0.5
2,446			POSCO	1,004,268	0.7
5,461			Samsung Electronics Co Ltd	3,615,591	2.3
20,600			Shinhan Financial Group Co Ltd	797,272	0.5
			Other	9,419,906	5.7

				18,364,522	11.4

MACAU				359,312	0.2

MALAYSIA
176,400			Genting BHD	591,874	0.4
			Other	4,821,957	3.0

				5,413,831	3.4

MEXICO
976,700			America Movil S.A. de C.V. (Series L)	2,800,064	1.7
110,700			Fomento Economico Mexicano S.A. de C.V.	609,441	0.4
188,500			Grupo Mexico S.A. de C.V. (Series B)	619,937	0.4
143,800			Grupo Televisa S.A.	645,982	0.4
			Other	3,198,075	1.9

				7,873,499	4.8

PERU				1,091,724	0.7

PHILIPPINES				2,442,839	1.5

POLAND				1,987,806	1.2

RUSSIA
63,239			Gazprom (ADR)	1,386,198	0.8
16,516			LUKOIL (ADR)	921,593	0.6
34,990			MMC Norilsk Nickel (ADR)	652,563	0.3
7,032	f		NovaTek OAO (GDR) (Purchased 8/31/10,
			Cost $510,250)	672,611	0.4
107,959	f		Rosneft Oil Co (GDR) (Purchased 8/31/10,
			Cost $707,242)	752,474	0.5
4,433	f		Sberbank (GDR) (Purchased 9/29/10,
			Cost $1,305,019)	1,665,859	1.0
			Other	3,995,641	2.7

				10,046,939	6.3

SINGAPORE				503,284	0.3

SOUTH AFRICA
22,124			Impala Platinum Holdings Ltd	625,345	0.5
84,167			MTN Group Ltd	1,513,924	0.9
19,164			Naspers Ltd (N Shares)	1,006,267	0.6
25,871			Sasol Ltd	1,164,878	0.7
40,691			Standard Bank Group Ltd	600,054	0.3
			Other	4,379,742	2.8

				9,290,210	5.8

See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2010 Annual Report	25

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

EMERGING MARKETS EQUITY FUND ▪ OCTOBER 31, 2010

Shares	Company	Value	% of net assets

SWITZERLAND		$78,965	0.0%

TAIWAN
252,000	Chunghwa Telecom Co Ltd	589,233	0.4
39,000	High Tech Computer Corp	880,068	0.5
390,000	Hon Hai Precision Industry Co, Ltd	1,477,394	0.9
924,000	Taiwan Semiconductor Manufacturing Co Ltd	1,894,982	1.1
	Other	8,635,363	5.5

		13,477,040	8.4

THAILAND		4,099,318	2.5

TURKEY
95,267	Turkiye Garanti Bankasi AS	584,481	0.4
	Other	2,465,123	1.5

		3,049,604	1.9

UNITED KINGDOM		666,795	0.4

	TOTAL COMMON STOCKS
	(Cost $138,452,710)	152,041,567	94.5

PREFERRED STOCKS

BRAZIL
7,600 *	Ambev Cia De Bebidas Das	1,057,063	0.7

		1,057,063	0.7

	TOTAL PREFERRED STOCKS
	(Cost $876,052)	1,057,063	0.7

RIGHTS/WARRANTS

HONG KONG		859	0.0

MALAYSIA		1,855	0.0

THAILAND		1,331	0.0

UNITED KINGDOM		9,326	0.0

	TOTAL RIGHTS/WARRANTS
	(Cost $3,051)	13,371	0.0

Principal	Issuer	Value	% of net assets

SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT
	Federal Home Loan Bank
$7,290,000	11/01/10	$7,290,000	4.5%

		7,290,000	4.5

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $7,290,000)	7,290,000	4.5

	TOTAL PORTFOLIO
	(Cost $151,521,813)	166,195,898	103.3
	OTHER ASSETS & LIABILITIES, NET	(5,273,872)	(3.3)

	NET ASSETS	$160,922,026	100.0%

Abbreviation(s):

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

*	Non-income producing.

f	Restricted security. At 10/31/2010, the value of these securities amounted to $3,090,944 or 1.9% of net assets.

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers.

At 10/31/2010, the value of these securities amounted to $5,793,897 or 3.6% of net assets.

m	Indicates a security has been deemed illiquid.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

26	2010 Annual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements

SUMMARY OF MARKET VALUES BY SECTOR

EMERGING MARKETS EQUITY FUND ▪ OCTOBER 31, 2010

Sector	Value	% of net assets

FINANCIALS	$41,381,552	25.7%
ENERGY	19,988,098	12.4
MATERIALS	18,875,298	11.7
INDUSTRIALS	17,515,211	10.9
CONSUMER DISCRETIONARY	16,013,794	10.0
INFORMATION TECHNOLOGY	15,861,604	9.9
TELECOMMUNICATION SERVICES	11,687,429	7.3
CONSUMER STAPLES	11,111,402	6.9
HEALTH CARE	3,371,957	2.1
UTILITIES	3,099,553	1.9
SHORT-TERM INVESTMENTS	7,290,000	4.5
OTHER ASSETS & LIABILITIES, NET	(5,273,872)	(3.3)

NET ASSETS	$160,922,026	100.0%

See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2010 Annual Report	27

SUMMARY PORTFOLIO OF INVESTMENTS

LARGE-CAP GROWTH FUND ▪ OCTOBER 31, 2010

Shares			Company	Value	% of net assets

COMMON STOCKS

AUTOMOBILES & COMPONENTS
582,616			Johnson Controls, Inc	$20,461,474	2.2%

				20,461,474	2.2

CAPITAL GOODS
134,403			Boeing Co	9,494,228	1.0
110,281			Caterpillar, Inc	8,668,087	0.9
131,959			Cummins, Inc	11,625,588	1.2
423,064			Danaher Corp	18,344,055	2.0
422,774			Emerson Electric Co	23,210,292	2.4
97,597			Precision Castparts Corp	13,329,799	1.4
148,848			Roper Industries, Inc	10,334,517	1.1
			Other	13,930,459	1.5

				108,937,025	11.5

CONSUMER DURABLES & APPAREL				18,563,446	2.0

CONSUMER SERVICES
3,838,800	*,f		Sands China Ltd	8,369,711	0.9
247,983			Yum! Brands, Inc	12,290,037	1.3
			Other	10,313,037	1.1

				30,972,785	3.3

DIVERSIFIED FINANCIALS
56,627			Goldman Sachs Group, Inc	9,114,116	1.0
166,379			iShares Russell 1000 Growth Index Fund	8,966,164	0.9
327,522			Moody’s Corp	8,862,745	0.9
278,611			NYSE Euronext	8,536,641	0.9
			Other	3,135,718	0.3

				38,615,384	4.0

ENERGY
123,867		*	Concho Resources, Inc	8,505,947	0.9
291,795			National Oilwell Varco, Inc	15,686,899	1.7
111,996			Occidental Petroleum Corp	8,806,245	1.0
			Other	22,329,103	2.3

				55,328,194	5.9

FOOD, BEVERAGE & TOBACCO
151,901			InBev NV	9,521,111	1.0
			Other	5,668,430	0.6

				15,189,541	1.6

HEALTH CARE EQUIPMENT & SERVICES
133,551	*		Edwards Lifesciences Corp	8,535,244	0.9
473,315	*		Express Scripts, Inc	22,965,244	2.4
41,943	*		Intuitive Surgical, Inc	11,028,912	1.2

				42,529,400	4.5

HOUSEHOLD & PERSONAL PRODUCTS
136,601			Estee Lauder Cos (Class A)	9,721,893	1.0
145,283			Procter & Gamble Co	9,235,640	1.0
			Other	4,665,367	0.5

				23,622,900	2.5

INSURANCE
193,192			Aflac, Inc	10,797,501	1.1

				10,797,501	1.1

Shares			Company	Value	% of net assets

MATERIALS				$8,325,961	0.9%

MEDIA
212,476	*		Discovery Communications, Inc (Class A)	9,478,554	1.0
651,843			Omnicom Group, Inc	28,655,017	3.0
236,825			Viacom, Inc (Class B)	9,139,077	1.0
611,984			Walt Disney Co	22,098,742	2.3
			Other	6,397,832	0.7

				75,769,222	8.0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
128,637			Allergan, Inc	9,314,605	1.0
451,025	*		Celgene Corp	27,995,122	3.0
302,081			Novartis AG. (ADR)	17,505,595	1.9
103,625			Novo Nordisk A.S. (ADR)	10,859,900	1.1
500,538			Pfizer, Inc	8,709,361	0.9
289,196	*		Watson Pharmaceuticals, Inc	13,490,993	1.4
			Other	2,272,677	0.2

				90,148,253	9.5

RETAILING
67,190	*		Amazon.com, Inc	11,095,756	1.2
515,734	*		Dollar General Corp	14,538,541	1.5
23,086	*		Priceline.com, Inc	8,699,036	0.9
			Other	6,251,444	0.7

				40,584,777	4.3

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT				26,396,484	2.8

SOFTWARE & SERVICES
177,244	*		Baidu, Inc (ADR)	19,498,612	2.1
69,054	*		Google, Inc (Class A)	42,329,412	4.5
582,160	*		Intuit, Inc	27,943,680	2.9
106,070			Mastercard, Inc (Class A)	25,463,164	2.7
475,253			Oracle Corp	13,972,438	1.5
341,540	*		Red Hat, Inc	14,433,480	1.5
			Other	13,681,132	1.4

				157,321,918	16.6

TECHNOLOGY HARDWARE & EQUIPMENT
157,239	*		Apple, Inc	47,308,498	5.0
1,945,990	*		Cisco Systems, Inc	44,426,951	4.6
434,712	*		EMC Corp	9,133,299	1.0
573,127	*		Juniper Networks, Inc	18,563,584	2.0
510,833			Qualcomm, Inc	23,053,893	2.4
			Other	12,896,926	1.3

				155,383,151	16.3

TRANSPORTATION
172,897			United Parcel Service, Inc (Class B)	11,642,884	1.2

				11,642,884	1.2

		TOTAL COMMON STOCKS
			(Cost $826,448,350)	930,590,300	98.2

28	2010 Annual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

LARGE-CAP GROWTH FUND ▪ OCTOBER 31, 2010

Principal	Issuer	Value	% of net assets

SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT
	Federal Home Loan Bank
$13,900,000	11/01/10	$13,900,000	1.5%

		13,900,000	1.5

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $13,900,000)	13,900,000	1.5

	TOTAL PORTFOLIO
	(Cost $840,348,350)	944,490,300	99.7
	OTHER ASSETS & LIABILITIES, NET	2,850,047	0.3

	NET ASSETS	$947,340,347	100.0%

Abbreviation(s):

ADR - American Depositary Receipt

*	Non-income producing.

f	Restricted security.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2010 Annual Report	29

SUMMARY PORTFOLIO OF INVESTMENTS

LARGE-CAP VALUE FUND ▪ OCTOBER 31, 2010

Shares		Company	Value	% of net assets

COMMON STOCKS

AUTOMOBILES & COMPONENTS
1,176,918	*	American Axle & Manufacturing Holdings, Inc	$10,851,184	0.6%

			10,851,184	0.6

BANKS
1,811,662		Huntington Bancshares, Inc	10,272,124	0.6
869,484		US Bancorp	21,024,123	1.2
1,885,053		Wells Fargo & Co	49,162,181	2.8
		Other	20,386,383	1.4

			100,844,811	6.0

CAPITAL GOODS
174,305		Boeing Co	12,312,906	0.8
296,502		Danaher Corp	12,856,327	0.8
1,754,416		General Electric Co	28,105,744	1.6
253,359		Honeywell International, Inc	11,935,743	0.7
1,023,279		Masco Corp	10,908,154	0.6
		Other	58,471,467	3.4

			134,590,341	7.9

COMMERCIAL & PROFESSIONAL SERVICES			12,037,737	0.7

CONSUMER DURABLES & APPAREL
1,822,632	*	Pulte Homes, Inc	14,307,661	0.9
		Other	13,478,031	0.8

			27,785,692	1.7

CONSUMER SERVICES			35,225,632	2.1

DIVERSIFIED FINANCIALS
3,064,687		Bank of America Corp	35,060,019	2.0
7,767,309	*	Citigroup, Inc	32,389,679	1.9
177,766		Goldman Sachs Group, Inc	28,611,437	1.6
517,898		JPMorgan Chase & Co	19,488,502	1.2
352,459		State Street Corp	14,718,688	0.9
		Other	55,559,815	3.4

			185,828,140	11.0

ENERGY
122,856		Apache Corp	12,410,913	0.7
298,883		Baker Hughes, Inc	13,847,249	0.8
337,255		Chevron Corp	27,860,635	1.8
501,496		Marathon Oil Corp	17,838,213	1.1
264,848		Occidental Petroleum Corp	20,824,998	1.2
1,154,752	*	Weatherford International Ltd	19,411,381	1.2
		Other	64,575,222	3.8

			176,768,611	10.6

FOOD & STAPLES RETAILING			17,777,969	1.1

FOOD, BEVERAGE & TOBACCO
164,153		Coca-Cola Co	10,065,862	0.6
833,736		Kraft Foods, Inc (Class A)	26,904,661	1.6
473,412		PepsiCo, Inc	30,913,804	1.8
		Other	10,449,190	0.6

			78,333,517	4.6

Shares		Company	Value	% of net assets

HEALTH CARE EQUIPMENT & SERVICES
2,920,573	*	Boston Scientific Corp	$18,633,256	1.1%
753,400		UnitedHealth Group, Inc	27,160,070	1.7
		Other	24,119,554	1.4

			69,912,880	4.2

HOUSEHOLD & PERSONAL PRODUCTS
726,225		Procter & Gamble Co	46,166,123	2.7
		Other	10,558,795	0.7

			56,724,918	3.4

INSURANCE
190,783		ACE Ltd	11,336,326	0.7
506,408		Metlife, Inc	20,423,434	1.2
202,810		Prudential Financial, Inc	10,663,750	0.6
		Other	35,683,053	2.2

			78,106,563	4.7

MATERIALS
325,776		Sonoco Products Co	10,913,496	0.7
		Other	49,679,908	3.0

			60,593,404	3.7

MEDIA
589,278		Comcast Corp (Class A)	12,127,341	0.7
601,255		Walt Disney Co	21,711,318	1.3
		Other	22,124,247	1.3

			55,962,906	3.3

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
260,379	*	Amgen, Inc	14,891,075	0.9
497,034		Johnson & Johnson	31,646,155	1.9
604,113		Merck & Co, Inc	21,917,220	1.3
2,603,847		Pfizer, Inc	45,306,938	2.6
352,856		Sanofi-Aventis S.A. (ADR)	12,388,774	0.7
276,861	*	Watson Pharmaceuticals, Inc	12,915,566	0.8
		Other	33,941,450	2.0

			173,007,178	10.2

REAL ESTATE			36,711,746	2.2

RETAILING			16,592,681	1.0

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			23,789,087	1.4

SOFTWARE & SERVICES
596,119	*	AOL, Inc	15,904,455	0.9
613,141	*	eBay, Inc	18,277,733	1.2
505,171		Microsoft Corp	13,457,755	0.8
723,834	*	Yahoo!, Inc	11,950,499	0.7
		Other	26,338,843	1.6

			85,929,285	5.2

TECHNOLOGY HARDWARE & EQUIPMENT
1,586,809		Xerox Corp	18,565,665	1.1
		Other	24,973,437	1.5

			43,539,102	2.6

30	2010 Annual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

LARGE-CAP VALUE FUND ▪ OCTOBER 31, 2010

Shares		Company	Value	% of net assets

TELECOMMUNICATION SERVICES
1,177,315		AT&T, Inc	$33,553,478	2.0%
3,083,188	*	Sprint Nextel Corp	12,702,735	0.8
917,726		Verizon Communications, Inc	29,798,563	1.8
		Other	15,060,973	0.9

			91,115,749	5.5

TRANSPORTATION			14,382,316	0.9

UTILITIES
191,956		NextEra Energy, Inc	10,565,259	0.6
601,069		Public Service Enterprise Group, Inc	19,444,582	1.2
3,536,046	*	Reliant Energy, Inc	13,295,533	0.8
		Other	45,465,859	2.7

			88,771,233	5.3

		TOTAL COMMON STOCKS (Cost $1,673,544,007)	1,675,182,682	99.9

Principal	Issuer	Value	% of net assets

SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT		$5,095,000	0.3%

	TOTAL SHORT-TERM INVESTMENTS (Cost $5,095,000)	5,095,000	0.3

	TOTAL PORTFOLIO (Cost $1,678,639,007)	1,680,277,682	100.2
	OTHER ASSETS & LIABILITIES, NET	(2,790,287)	(0.2)

	NET ASSETS	$1,677,487,395	100.0%

Abbreviation(s):

ADR - American Depositary Receipt

* Non-income producing.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2010 Annual Report	31

SUMMARY PORTFOLIO OF INVESTMENTS

MID-CAP GROWTH FUND ▪ OCTOBER 31, 2010

Shares		Company	Value	% of net assets

COMMON STOCKS

AUTOMOBILES & COMPONENTS
105,649	*	Autoliv, Inc	$7,532,774	0.7%

			7,532,774	0.7

BANKS			5,850,251	0.6

CAPITAL GOODS
151,738		Cooper Industries plc	7,954,106	0.7
137,713		Cummins, Inc	12,132,515	1.3
111,976		Goodrich Corp	9,189,870	0.9
148,390		Joy Global, Inc	10,528,271	1.0
100,888	*	Middleby Corp	7,532,298	0.7
328,549	*	Sensata Technologies Holding BV	7,605,909	0.8
158,652		TransDigm Group, Inc	10,513,868	1.1
		Other	57,579,893	5.7

			123,036,730	12.2

COMMERCIAL & PROFESSIONAL SERVICES			30,013,964	3.0

CONSUMER DURABLES & APPAREL
225,997		Coach, Inc	11,299,850	1.1
300,191	*	Hanesbrands, Inc	7,444,737	0.7
261,316		Jarden Corp	8,377,791	0.8
172,009		Tupperware Corp	7,707,723	0.8
		Other	33,254,727	3.4

			68,084,828	6.8

CONSUMER SERVICES			21,668,989	2.2

DIVERSIFIED FINANCIALS
102,214	*	Affiliated Managers Group, Inc	8,750,541	0.9
782,839		iShares Russell Midcap Growth Index Fund	40,535,403	4.0
144,371		T Rowe Price Group, Inc	7,979,385	0.8
		Other	20,384,647	1.9

			77,649,976	7.6

ENERGY
147,134	*	Concho Resources, Inc	10,103,692	1.0
193,469		Crescent Point Energy Corp	7,663,641	0.8
492,048	*	Denbury Resources, Inc	8,374,657	0.8
123,913		Schlumberger Ltd	8,660,279	0.9
		Other	20,187,302	2.0

			54,989,571	5.5

FOOD & STAPLES RETAILING			3,094,657	0.3

FOOD, BEVERAGE & TOBACCO			17,664,434	1.8

HEALTH CARE EQUIPMENT & SERVICES
112,739	*	Edwards Lifesciences Corp	7,205,149	0.7
187,255	*	Emergency Medical Services Corp (Class A)	10,182,927	0.9
126,725	*	Hospira, Inc	7,537,603	0.7
148,588	*	Humana, Inc	8,661,195	0.9
31,246	*	Intuitive Surgical, Inc	8,216,136	0.8
202,265	*	Sirona Dental Systems, Inc	7,615,277	0.8
		Other	41,305,240	4.2

			90,723,527	9.0

HOUSEHOLD & PERSONAL PRODUCTS			9,417,138	0.9

Shares		Company	Value	% of net assets

MATERIALS
152,677		Albemarle Corp	$7,653,698	0.8%
204,994		Ecolab, Inc	10,110,304	1.1
136,976		Walter Energy, Inc	12,048,409	1.1
		Other	44,343,741	4.3

			74,156,152	7.3

MEDIA
192,380	*	Discovery Communications, Inc (Class C)	7,475,887	0.7
		Other	10,879,448	1.1

			18,355,335	1.8

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
195,829	*	Life Technologies Corp	9,826,700	1.0
194,536	*	Vertex Pharmaceuticals, Inc	7,456,566	0.7
159,663	*	Watson Pharmaceuticals, Inc	7,448,279	0.8
		Other	21,574,633	2.1

			46,306,178	4.6

REAL ESTATE			9,901,555	1.0

RETAILING
393,290	*	LKQ Corp	8,550,125	0.9
155,438	*	O’Reilly Automotive, Inc	9,093,122	0.9
20,371	*	Priceline.com, Inc	7,675,996	0.8
606,728	*	Sally Beauty Holdings, Inc	7,383,880	0.7
		Other	39,671,045	4.0

			72,374,168	7.3

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
277,248	*	Cavium Networks, Inc	8,835,894	0.9
542,997	*	Marvell Technology Group Ltd	10,485,273	1.0
		Other	29,050,074	2.9

			48,371,241	4.8

SOFTWARE & SERVICES
248,957	*	Autodesk, Inc	9,007,264	0.9
200,904	*	BMC Software, Inc	9,133,095	0.8
191,389	*	Check Point Software Technologies	8,181,880	0.8
562,319	*	Nuance Communications, Inc	8,834,031	0.9
404,157	*	Rackspace Hosting, Inc	10,087,759	1.0
268,095	*	VeriFone Holdings, Inc	9,069,654	0.9
		Other	83,689,253	8.5

			138,002,936	13.8

TECHNOLOGY HARDWARE & EQUIPMENT
204,736	*	NetApp, Inc	10,902,192	1.1
331,882	*	Netezza Corp	8,947,539	0.9
237,300		Plantronics, Inc	8,514,324	0.9
		Other	22,638,700	2.2

			51,002,755	5.1

TELECOMMUNICATION SERVICES
242,047	*	Crown Castle International Corp	10,437,067	1.0
229,242	*	SBA Communications Corp (Class A)	9,000,041	0.9

			19,437,108	1.9

32	2010 Annual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

MID-CAP GROWTH FUND ▪ OCTOBER 31, 2010

Shares		Company	Value	% of net assets

TRANSPORTATION
306,592	*	UAL Corp	$8,903,432	0.9%
		Other	3,650,152	0.4

			12,553,584	1.3

	TOTAL COMMON STOCKS (Cost $849,174,474)		1,000,187,851	99.5

Principal	Issuer

SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT		7,050,000	0.7

	TOTAL SHORT-TERM INVESTMENTS (Cost $7,050,000)	7,050,000	0.7

	TOTAL PORTFOLIO (Cost $856,224,474)	1,007,237,851	100.2
	OTHER ASSETS & LIABILITIES, NET	(1,765,615)	(0.2)

	NET ASSETS	$1,005,472,236	100.0%

*	Non-income producing.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2010 Annual Report	33

SUMMARY PORTFOLIO OF INVESTMENTS

MID-CAP VALUE FUND ▪ OCTOBER 31, 2010

Shares		Company	Value	% of net assets

COMMON STOCKS

AUTOMOBILES & COMPONENTS			$38,758,550	1.8%

BANKS
360,000		Comerica, Inc	12,880,800	0.6
3,330,000		Huntington Bancshares, Inc	18,881,101	0.8
505,000		SunTrust Banks, Inc	12,635,100	0.6
980,584		TCF Financial Corp	12,904,485	0.6
		Other	55,127,685	2.5

			112,429,171	5.1

CAPITAL GOODS
227,000		Cooper Industries plc	11,899,340	0.6
610,000		KBR, Inc	15,494,000	0.7
		Other	121,513,477	5.4

			148,906,817	6.7

COMMERCIAL & PROFESSIONAL SERVICES
469,763		Republic Services, Inc	14,003,635	0.6
		Other	3,720,500	0.2

			17,724,135	0.8

CONSUMER DURABLES & APPAREL			39,134,788	1.8

CONSUMER SERVICES			28,637,461	1.3

DIVERSIFIED FINANCIALS
1,050,000		Discover Financial Services	18,532,500	0.8
670,000		Invesco Ltd	15,410,000	0.8
		Other	37,029,740	1.7

			70,972,240	3.3

ENERGY
214,000	*	Concho Resources, Inc	14,695,380	0.7
200,000		Noble Energy, Inc	16,296,000	0.7
805,000	*	Pride International, Inc	24,407,600	1.1
505,000	*	Rowan Cos, Inc	16,614,500	0.8
820,000		Spectra Energy Corp	19,491,399	0.9
		Other	153,912,631	7.1

			245,417,510	11.3

FOOD & STAPLES RETAILING			6,490,000	0.3

FOOD, BEVERAGE & TOBACCO
265,000		H.J. Heinz Co	13,014,150	0.6
225,000		Lorillard, Inc	19,201,500	0.9
		Other	71,122,880	3.3

			103,338,530	4.8

HEALTH CARE EQUIPMENT & SERVICES
190,000	*	Edwards Lifesciences Corp	12,142,900	0.6
750,000	*	Healthsouth Corp	13,567,500	0.5
		Other	61,784,360	2.9

			87,494,760	4.0

HOUSEHOLD & PERSONAL PRODUCTS
625,000		Alberto-Culver Co	23,306,250	1.0
		Other	8,346,363	0.4

			31,652,613	1.4

Shares		Company	Value	% of net assets

INSURANCE
490,000		Marsh & McLennan Cos, Inc	$12,240,200	0.6%
154,000		PartnerRe Ltd	12,215,280	0.6
960,000		XL Capital Ltd	20,304,001	1.0
		Other	134,026,182	6.1

			178,785,663	8.3

MATERIALS
167,000		Airgas, Inc	11,845,310	0.5
295,000		Cytec Industries, Inc	14,608,400	0.8
1,429,655		MacArthur Coal Ltd	16,833,030	0.8
265,000		Walter Energy, Inc	23,309,400	1.1
505,000	*	WR Grace & Co	16,190,300	0.8
		Other	108,810,323	4.9

			191,596,763	8.9

MEDIA
965,000		CBS Corp (Class B)	16,337,450	0.7
690,000		DISH Network Corp (Class A)	13,703,400	0.6
1,200,000	*	Interpublic Group of Cos, Inc	12,420,000	0.6
325,000	*	Liberty Global, Inc (Class A)	12,281,750	0.6
		Other	18,611,631	0.9

			73,354,231	3.4

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			66,602,556	3.0

REAL ESTATE
1,103,441		Annaly Mortgage Management, Inc	19,541,940	0.9
225,000		Boston Properties, Inc	19,392,750	0.9
350,000		Equity Residential	17,020,500	0.8
750,000		Host Marriott Corp	11,917,500	0.5
225,654		Vornado Realty Trust	19,719,903	0.8
		Other	78,377,360	3.7

			165,969,953	7.6

RETAILING
565,000		Limited Brands, Inc	16,605,350	0.7
730,000		Macy’s, Inc	17,257,200	0.8
		Other	44,662,570	2.1

			78,525,120	3.6

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			26,235,390	1.2

SOFTWARE & SERVICES
253,655		Computer Sciences Corp	12,441,778	0.5
		Other	38,838,414	1.9

			51,280,192	2.4

TECHNOLOGY HARDWARE & EQUIPMENT
2,080,000		Xerox Corp	24,336,000	1.1
		Other	23,568,240	1.1

			47,904,240	2.2

TELECOMMUNICATION SERVICES
448,000		CenturyTel, Inc	18,538,240	0.8
1,905,000		Frontier Communications Corp	16,725,900	0.8
2,725,000		Qwest Communications International, Inc	17,985,000	0.8
		Other	13,780,600	0.6

			67,029,740	3.0

34	2010 Annual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

MID-CAP VALUE FUND ▪ OCTOBER 31, 2010

Shares	Company	Value	% of net assets

TRANSPORTATION		$50,060,573	2.3%

UTILITIES
850,000	Centerpoint Energy, Inc	14,076,000	0.6
330,000	Edison International	12,177,000	0.6
285,000	PG&E Corp	13,628,700	0.6
490,000	PPL Corp	13,181,000	0.6
360,000	Progress Energy, Inc	16,200,000	0.7
305,000	Sempra Energy	16,311,400	0.7
715,000	Xcel Energy, Inc	17,059,900	0.9
	Other	107,523,454	4.9

		210,157,454	9.6

	TOTAL COMMON STOCKS (Cost $1,896,522,406)	2,138,458,450	98.1

Principal	Issuer

SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT		5,545,000	0.3

	TOTAL SHORT-TERM INVESTMENTS (Cost $5,545,000)	5,545,000	0.3

	TOTAL PORTFOLIO (Cost $1,902,067,406)	2,144,003,450	98.4
	OTHER ASSETS & LIABILITIES, NET	34,389,952	1.6

	NET ASSETS	$2,178,393,402	100.0%

*	Non-income producing.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2010 Annual Report	35

SUMMARY PORTFOLIO OF INVESTMENTS

SMALL-CAP EQUITY FUND ▪ OCTOBER 31, 2010

Shares		Company	Value	% of net assets

COMMON STOCKS

AUTOMOBILES & COMPONENTS			$12,426,219	1.2%

BANKS
109,815	*	SVB Financial Group	4,759,381	0.6
		Other	59,751,123	5.8

			64,510,504	6.4

CAPITAL GOODS
180,110		Applied Industrial Technologies, Inc	5,477,146	0.5
177,170	*,d	EMCOR Group, Inc	4,579,845	0.4
90,200		Lindsay Manufacturing Co	5,200,031	0.5
249,434		Quanex Building Products Corp	4,494,801	0.4
		Other	77,032,102	7.5

			96,783,925	9.3

COMMERCIAL & PROFESSIONAL SERVICES
190,421		Brink’s Co	4,493,936	0.5
		Other	16,339,006	1.5

			20,832,942	2.0

CONSUMER DURABLES & APPAREL
91,100	*	Deckers Outdoor Corp	5,292,910	0.5
63,500		Polaris Industries, Inc	4,514,216	0.4
		Other	37,244,177	3.6

			47,051,303	4.5

CONSUMER SERVICES
156,900	*	Cheesecake Factory	4,568,928	0.4
158,600		Sotheby’s (Class A)	6,953,024	0.6
		Other	21,761,755	2.2

			33,283,707	3.2

DIVERSIFIED FINANCIALS			25,309,755	2.5

ENERGY
239,106	*	Complete Production Services, Inc	5,602,253	0.6
288,273	*	Stone Energy Corp	4,505,706	0.3
		Other	43,043,576	4.2

			53,151,535	5.1

FOOD & STAPLES RETAILING			9,949,002	1.0

FOOD, BEVERAGE & TOBACCO			11,956,151	1.1

HEALTH CARE EQUIPMENT & SERVICES
171,188		Owens & Minor, Inc	4,875,433	0.5
155,436		STERIS Corp	5,319,020	0.6
		Other	54,781,232	5.2

			64,975,685	6.3

HOUSEHOLD & PERSONAL PRODUCTS
176,818		Nu Skin Enterprises, Inc (Class A)	5,410,630	0.6
		Other	4,351,905	0.4

			9,762,535	1.0

Shares		Company	Value	% of net assets

INSURANCE
252,572		Horace Mann Educators Corp	$4,720,571	0.5%
314,413		Montpelier Re Holdings Ltd	5,760,047	0.7
126,644		Platinum Underwriters Holdings Ltd	5,452,024	0.5
		Other	21,361,291	1.9

			37,293,933	3.6

MATERIALS
56,576	*	Clearwater Paper Corp	4,568,512	0.5
982,710	*	Golden Star Resources Ltd	5,139,573	0.4
84,341		Minerals Technologies, Inc	4,948,286	0.5
354,304	*	PolyOne Corp	4,577,608	0.4
169,290	*	WR Grace & Co	5,427,438	0.5
		Other	28,394,686	2.8

			53,056,103	5.1

MEDIA			11,290,975	1.1

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
324,059	*	Bruker BioSciences Corp	4,857,644	0.5
159,577		Medicis Pharmaceutical Corp (Class A)	4,747,415	0.4
		Other	55,821,008	5.4

			65,426,067	6.3

REAL ESTATE
100,850		Equity Lifestyle Properties, Inc	5,740,381	0.7
158,092		Highwoods Properties, Inc	5,237,587	0.5
84,271		Mid-America Apartment Communities, Inc	5,143,059	0.5
191,552		Omega Healthcare Investors, Inc	4,405,696	0.4
		Other	52,506,581	5.1

			73,033,304	7.2

RETAILING
246,972	*	AnnTaylor Stores Corp	5,754,447	0.6
253,483	*	OfficeMax, Inc	4,486,649	0.4
		Other	30,288,712	2.9

			40,529,808	3.9

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
123,626	*	Veeco Instruments, Inc	5,173,749	0.6
		Other	32,593,718	3.1

			37,767,467	3.7

SOFTWARE & SERVICES
196,724	*	Commvault Systems, Inc	5,691,226	0.6
149,523	*	Fortinet, Inc	4,485,690	0.4
170,994	*	Quest Software, Inc	4,474,913	0.4
321,763	*	TIBCO Software, Inc	6,184,286	0.6
163,100	*	VeriFone Holdings, Inc	5,517,673	0.6
		Other	62,682,644	6.0

			89,036,432	8.6

TECHNOLOGY HARDWARE & EQUIPMENT
116,000	*	Acme Packet, Inc	4,587,800	0.4
169,800	*	Blue Coat Systems, Inc	4,579,506	0.4
184,671	*	Compellent Technologies, Inc	4,666,636	0.5
166,389		Comtech Telecommunications Corp	5,128,109	0.5
176,550	*	InterDigital, Inc	5,926,784	0.6
178,855		Plantronics, Inc	6,417,316	0.6

36	2010 Annual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

SMALL-CAP EQUITY FUND ▪ OCTOBER 31, 2010

Shares		Company	Value	% of net assets

TECHNOLOGY HARDWARE & EQUIPMENT – continued
104,880	*	Riverbed Technology, Inc	$6,034,794	0.6%
		Other	43,562,519	4.2

			80,903,464	7.8

TELECOMMUNICATION SERVICES			9,659,764	1.0

TRANSPORTATION			34,589,307	3.4

UTILITIES
128,230		Idacorp, Inc	4,718,864	0.5
100,630		Nicor, Inc	4,793,007	0.5
248,865		Portland General Electric Co	5,201,279	0.5
168,061		Southwest Gas Corp	5,841,801	0.5
126,868		Unisource Energy Corp	4,449,261	0.4
		Other	13,899,320	1.3

			38,903,532	3.7

		TOTAL COMMON STOCKS
		(Cost $917,138,161)	1,021,483,419	99.0

Principal	Issuer	Value	% of net assets

SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT
	Federal Home Loan Bank
$9,390,000	11/01/10	$9,390,000	0.9%

		9,390,000	0.9

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $9,390,000)	9,390,000	0.9

	TOTAL PORTFOLIO
	(Cost $926,528,161)	1,030,873,419	99.9
	OTHER ASSETS & LIABILITIES, NET	1,467,437	0.1

	NET ASSETS	$1,032,340,856	100.0%

*	Non-income producing.

d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2010 Annual Report	37

SUMMARY PORTFOLIO OF INVESTMENTS

ENHANCED INTERNATIONAL EQUITY INDEX FUND ▪ OCTOBER 31, 2010

Shares	Company	Value	% of net assets

COMMON STOCKS

AUSTRALIA
217,598	Australia & New Zealand Banking Group Ltd	$5,288,204	1.0%
195,469	BHP Billiton Ltd	8,026,490	1.5
120,343	Commonwealth Bank of Australia	5,764,428	1.1
41,289	Rio Tinto Ltd	3,344,367	0.6
122,790	Woolworths Ltd	3,409,908	0.6
	Other	19,098,382	3.6

		44,931,779	8.4

AUSTRIA		1,731,493	0.3

BELGIUM
55,603	InBev NV	3,485,179	0.7
	Other	2,840,033	0.5

		6,325,212	1.2

DENMARK
35,600	Novo Nordisk AS (Class B)	3,747,298	0.7
	Other	2,751,896	0.5

		6,499,194	1.2

FINLAND		7,643,749	1.4

FRANCE
77,395	BNP Paribas	5,660,600	1.2
84,643	Sanofi-Aventis	5,911,512	1.1
147,534	Total S.A.	8,017,416	1.6
63,082	Vinci S.A.	3,369,670	0.6
	Other	28,957,768	5.2

		51,916,966	9.7

GERMANY
40,693	Allianz AG.	5,099,551	0.9
76,590	BASF AG.	5,572,941	1.1
49,580	Bayerische Motoren Werke AG.	3,554,470	0.7
161,251	Deutsche Post AG.	3,007,351	0.6
56,058	SAP AG.	2,923,467	0.5
52,980	Siemens AG.	6,052,380	1.1
	Other	16,276,707	3.1

		42,486,867	8.0

GREECE		566,028	0.1

HONG KONG		13,399,009	2.5

IRELAND		376,745	0.1

ISRAEL		4,148,549	0.8

ITALY
1,005,599	Banca Intesa S.p.A.	3,537,471	0.7
	Other	10,248,890	1.9

		13,786,361	2.6

Shares		Company	Value	% of net assets

JAPAN
66,700		Canon, Inc	$3,083,435	0.5%
141,600		Honda Motor Co Ltd	5,168,126	1.0
1,062,200		Mitsubishi UFJ Financial Group, Inc	4,949,981	0.9
136,000		Sumitomo Mitsui Financial Group, Inc	4,076,451	0.8
99,100	*	Toyota Motor Corp	3,520,901	0.7
		Other	90,377,049	16.7

			111,175,943	20.6

KAZAKHSTAN			946,850	0.2

MACAU			1,076,440	0.2

MEXICO			892,029	0.2

NETHERLANDS
178,519		Royal Dutch Shell plc (A Shares)	5,795,375	1.1
204,405		Royal Dutch Shell plc (B Shares)	6,545,658	1.1
219,196		Royal KPN NV	3,660,924	0.7
		Other	9,892,095	1.9

			25,894,052	4.8

NEW ZEALAND			1,062,597	0.2

NORWAY			6,152,358	1.1

PORTUGAL			1,607,974	0.3

SINGAPORE			8,508,908	1.6

SPAIN
522,852		Banco Santander Central Hispano S.A.	6,717,448	1.3
38,331		Inditex S.A.	3,201,479	0.6
125,654		Telefonica S.A.	3,392,774	0.6
		Other	8,147,256	1.5

			21,458,957	4.0

SWEDEN
141,698		Atlas Copco AB (A Shares)	2,961,389	0.6
361,649		Nordea Bank AB	3,982,138	0.7
		Other	11,309,687	2.1

			18,253,214	3.4

SWITZERLAND
106,807		Credit Suisse Group	4,412,076	0.7
184,589		Nestle S.A.	10,110,611	1.8
142,768		Novartis AG.	8,276,931	1.6
26,998		Roche Holding AG.	3,964,444	0.7
176,034		* UBS AG. (Switzerland)	2,980,262	0.6
14,635		Zurich Financial Services AG.	3,582,716	0.7
		Other	7,468,084	1.5

			40,795,124	7.6

UNITED KINGDOM
113,156		AstraZeneca plc (ADR)	5,709,852	1.1
1,042,335		Barclays plc	4,586,332	0.9
167,859		BG Group plc	3,269,319	0.6
172,649		BHP Billiton plc	6,123,521	1.1
101,611		BP plc (ADR)	4,148,777	0.8
155,986		British American Tobacco plc	5,948,675	1.2
674,944		Centrica plc	3,592,734	0.7
193,730		Diageo plc	3,576,078	0.7

38	2010 Annual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

ENHANCED INTERNATIONAL EQUITY INDEX FUND ▪ OCTOBER 31, 2010

Shares	Company	Value	% of net assets

UNITED KINGDOM – continued
205,632	GlaxoSmithKline plc	$4,023,129	0.7%
805,658	HSBC Holdings plc	8,379,535	1.5
105,998	Rio Tinto plc	6,854,985	1.2
161,278	Standard Chartered plc	4,665,845	0.8
221,443	Vodafone Group plc (ADR)	6,091,897	1.1
	Other	34,987,594	6.5

		101,958,273	18.9

	TOTAL COMMON STOCKS
	(Cost $488,751,014)	533,594,671	99.4

RIGHTS/WARRANTS

SPAIN		86,597	0.0

UNITED KINGDOM		169,746	0.0

	TOTAL RIGHTS/WARRANTS
	(Cost $87,565)	256,343	0.0

Principal	Issuer	Value	% of net assets

SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT		$1,345,000	0.3%

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,345,000)	1,345,000	0.3

	TOTAL PORTFOLIO
	(Cost $490,183,579)	535,196,014	99.7
	OTHER ASSETS & LIABILITIES, NET	1,520,892	0.3

	NET ASSETS	$536,716,906	100.0%

Abbreviation(s):

ADR - American Depositary Receipt

* Non-income producing.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2010 Annual Report	39

SUMMARY OF MARKET VALUES BY SECTOR

ENHANCED INTERNATIONAL EQUITY INDEX FUND ▪ OCTOBER 31, 2010

Sector	Value	% of net assets

FINANCIALS	$130,984,737	24.4%
INDUSTRIALS	65,528,597	12.2
MATERIALS	56,798,860	10.6
CONSUMER DISCRETIONARY	55,637,301	10.4
CONSUMER STAPLES	54,306,852	10.1
HEALTH CARE	45,046,632	8.4
ENERGY	39,900,262	7.4
TELECOMMUNICATION SERVICES	32,186,172	6.0
UTILITIES	28,351,407	5.3
INFORMATION TECHNOLOGY	25,110,194	4.6
SHORT-TERM INVESTMENTS	1,345,000	0.3
OTHER ASSETS & LIABILITIES, NET	1,520,892	0.3

NET ASSETS	$536,716,906	100.0%

40	2010 Annual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS

ENHANCED LARGE-CAP GROWTH INDEX FUND ▪ OCTOBER 31, 2010

Shares		Company	Value	% of net assets

COMMON STOCKS

AUTOMOBILES & COMPONENTS
439,100	*	Ford Motor Co	$6,204,483	0.8%
181,700		Johnson Controls, Inc	6,381,304	0.9
		Other	4,691,769	0.5

			17,277,556	2.2

CAPITAL GOODS
66,845		Caterpillar, Inc	5,254,018	0.8
49,500		Cummins, Inc	4,360,950	0.6
47,800		Eaton Corp	4,246,074	0.5
159,100		Honeywell International, Inc	7,495,201	0.9
		Other	59,177,046	7.6

			80,533,289	10.4

COMMERCIAL & PROFESSIONAL SERVICES			2,689,953	0.3

CONSUMER DURABLES & APPAREL
92,100		Nike, Inc (Class B)	7,500,624	0.9
		Other	6,335,081	0.8

			13,835,705	1.7

CONSUMER SERVICES
113,100		Carnival Corp	4,882,527	0.6
140,100		Marriott International, Inc (Class A)	5,190,705	0.7
79,878		McDonald’s Corp	6,212,112	0.9
249,408		Starbucks Corp	7,103,140	1.0
		Other	7,525,432	0.9

			30,913,916	4.1

DIVERSIFIED FINANCIALS
239,508		American Express Co	9,930,002	1.3
		Other	16,372,579	2.1

			26,302,581	3.4

ENERGY
56,101		Cimarex Energy Co	4,305,752	0.6
135,000		ConocoPhillips	8,019,000	1.0
575,600		Exxon Mobil Corp	38,260,132	4.9
188,200		Schlumberger Ltd	13,153,298	1.7
		Other	10,782,400	1.4

			74,520,582	9.6

FOOD & STAPLES RETAILING
84,402		Costco Wholesale Corp	5,297,914	0.7
224,528		Wal-Mart Stores, Inc	12,162,681	1.5
		Other	3,365,605	0.5

			20,826,200	2.7

FOOD, BEVERAGE & TOBACCO
126,453		Coca-Cola Co	7,754,099	1.0
106,900		PepsiCo, Inc	6,980,570	0.9
268,925		Philip Morris International, Inc	15,732,113	2.0
		Other	15,373,241	2.0

			45,840,023	5.9

Shares		Company	Value	% of net assets

HEALTH CARE EQUIPMENT & SERVICES
121,800		Cardinal Health, Inc	$4,225,242	0.5%
157,012	*	Express Scripts, Inc	7,618,223	1.1
120,400	*	Medco Health Solutions, Inc	6,324,612	0.8
		Other	21,239,399	2.7

			39,407,476	5.1

HOUSEHOLD & PERSONAL PRODUCTS
105,644		Colgate-Palmolive Co	8,147,265	1.0
		Other	5,111,029	0.7

			13,258,294	1.7

INSURANCE
84,600		Aflac, Inc	4,728,294	0.6
		Other	757,664	0.1

			5,485,958	0.7

MATERIALS
129,400		Du Pont (E.I.) de Nemours & Co	6,118,032	0.7
103,100		Freeport-McMoRan Copper & Gold, Inc (Class B)	9,761,508	1.3
		Other	21,860,352	2.9

			37,739,892	4.9

MEDIA
167,400	*	DIRECTV	7,275,204	0.9
		Other	3,932,953	0.5

			11,208,157	1.4

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
209,100		Abbott Laboratories	10,731,012	1.3
124,500	*	Celgene Corp	7,727,715	1.0
216,200	*	Gilead Sciences, Inc	8,576,654	1.1
		Other	10,692,460	1.4

			37,727,841	4.8

REAL ESTATE			6,590,387	0.8

RETAILING
41,700	*	Amazon.com, Inc	6,886,338	0.9
89,992		Ross Stores, Inc	5,308,628	0.7
106,200		Target Corp	5,516,028	0.7
		Other	26,722,863	3.4

			44,433,857	5.7

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
179,391		Altera Corp	5,598,793	0.7
155,111		Analog Devices, Inc	5,222,587	0.7
483,800		Intel Corp	9,709,866	1.2
		Other	9,179,393	1.2

			29,710,639	3.8

SOFTWARE & SERVICES
172,148		Accenture plc	7,696,737	1.0
38,141	*	Google, Inc (Class A)	23,380,052	3.0
173,781		International Business Machines Corp	24,954,952	3.1
798,000		Microsoft Corp	21,258,721	2.7
416,400		Oracle Corp	12,242,160	1.6
121,900	*	Red Hat, Inc	5,151,494	0.7

See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2010 Annual Report	41

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

ENHANCED LARGE-CAP GROWTH INDEX FUND ▪ OCTOBER 31, 2010

Shares		Company	Value	% of net assets

SOFTWARE & SERVICES – continued
258,400		Western Union Co	$4,547,840	0.6%
		Other	26,536,617	3.5

			125,768,573	16.2

TECHNOLOGY HARDWARE & EQUIPMENT
128,000	*	Apple, Inc	38,511,359	5.1
538,466	*	Cisco Systems, Inc	12,293,179	1.6
289,800		Hewlett-Packard Co	12,188,988	1.6
159,400		Qualcomm, Inc	7,193,722	0.9
		Other	21,722,417	2.7

			91,909,665	11.9

TELECOMMUNICATION SERVICES			3,429,102	0.4

TRANSPORTATION
151,663		United Parcel Service, Inc (Class B)	10,212,986	1.3
		Other	6,653,989	0.9

			16,866,975	2.2

		TOTAL COMMON STOCKS
		(Cost $666,124,968)	776,276,621	99.9

Principal	Issuer	Value	% of net assets

SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT		$1,770,000	0.2%

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,770,000)	1,770,000	0.2

	TOTAL PORTFOLIO
	(Cost $667,894,968)	778,046,621	100.1
	OTHER ASSETS & LIABILITIES, NET	(568,426)	(0.1)

	NET ASSETS	$777,478,195	100.0%

*	Non-income producing.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

42	2010 Annual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS

ENHANCED LARGE-CAP VALUE INDEX FUND ▪ OCTOBER 31, 2010

Shares		Company	Value	% of net assets

COMMON STOCKS

AUTOMOBILES & COMPONENTS			$5,135,929	0.7%

BANKS
84,430		PNC Financial Services Group, Inc	4,550,777	0.6
192,446		US Bancorp	4,653,345	0.7
739,289		Wells Fargo & Co	19,280,658	2.7
		Other	9,642,185	1.1

			38,126,965	5.1

CAPITAL GOODS
54,943		General Dynamics Corp	3,742,717	0.5
866,206		General Electric Co	13,876,621	1.7
64,090		Northrop Grumman Corp	4,051,129	0.6
84,643		Raytheon Co	3,900,349	0.5
		Other	21,606,528	2.9

			47,177,344	6.2

COMMERCIAL & PROFESSIONAL SERVICES			1,543,799	0.2

CONSUMER DURABLES & APPAREL			13,736,500	1.8

CONSUMER SERVICES			1,904,294	0.2

DIVERSIFIED FINANCIALS
1,200,153		Bank of America Corp	13,729,750	1.8
2,700,954	*	Citigroup, Inc	11,262,978	1.5
84,130		Goldman Sachs Group, Inc	13,540,723	1.8
576,621		JPMorgan Chase & Co	21,698,249	2.9
85,069		State Street Corp	3,552,481	0.5
		Other	11,619,755	1.6

			75,403,936	10.1

ENERGY
63,254		Apache Corp	6,389,919	0.8
286,533		Chevron Corp	23,670,492	3.1
160,275		ConocoPhillips	9,520,335	1.3
56,918		Hess Corp	3,587,542	0.5
62,668		Murphy Oil Corp	4,083,447	0.5
86,932		Occidental Petroleum Corp	6,835,463	0.9
		Other	31,667,411	4.3

			85,754,609	11.4

FOOD & STAPLES RETAILING
117,454		CVS Corp	3,537,714	0.5
65,740		Wal-Mart Stores, Inc	3,561,136	0.5
		Other	4,014,625	0.5

			11,113,475	1.5

FOOD, BEVERAGE & TOBACCO
78,535		Corn Products International, Inc	3,341,664	0.4
134,038		Dr Pepper Snapple Group, Inc	4,899,089	0.6
89,770		Philip Morris International, Inc	5,251,545	0.7
		Other	22,023,451	3.0

			35,515,749	4.7

Shares		Company	Value	% of net assets

HEALTH CARE EQUIPMENT & SERVICES
60,477	*	Humana, Inc	$3,525,204	0.4%
169,868		UnitedHealth Group, Inc	6,123,742	0.7
63,450	*	WellPoint, Inc	3,447,873	0.4
		Other	13,288,978	2.0

			26,385,797	3.5

HOUSEHOLD & PERSONAL PRODUCTS
286,849		Procter & Gamble Co	18,234,990	2.4
		Other	3,189,786	0.4

			21,424,776	2.8

INSURANCE
178,250	*	Berkshire Hathaway, Inc (Class B)	14,181,569	1.9
93,197		Prudential Financial, Inc	4,900,298	0.7
73,435		Travelers Cos, Inc	4,053,612	0.5
		Other	29,108,618	3.8

			52,244,097	6.9

MATERIALS			23,941,244	3.2

MEDIA
314,063		Comcast Corp (Class A)	6,463,416	1.0
173,130		Time Warner, Inc	5,628,456	0.8
157,688		Walt Disney Co	5,694,114	0.9
		Other	18,740,180	2.3

			36,526,166	5.0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
92,615		Abbott Laboratories	4,753,002	0.6
133,069	*	Amgen, Inc	7,610,216	1.0
165,452		Eli Lilly & Co	5,823,910	0.8
121,052	*	Forest Laboratories, Inc	4,000,769	0.5
219,790		Johnson & Johnson	13,994,029	1.9
302,610		Merck & Co, Inc	10,978,691	1.5
1,039,427		Pfizer, Inc	18,086,030	2.5
		Other	11,811,103	1.5

			77,057,750	10.3

REAL ESTATE			27,165,518	3.6

RETAILING			9,696,605	1.2

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
258,932		Intel Corp	5,196,764	0.8
		Other	5,532,196	0.7

			10,728,960	1.5

SOFTWARE & SERVICES
263,610		Microsoft Corp	7,022,570	0.9
		Other	12,798,302	1.7

			19,820,872	2.6

TECHNOLOGY HARDWARE & EQUIPMENT			17,845,088	2.3

TELECOMMUNICATION SERVICES
721,348		AT&T, Inc	20,558,418	2.7
911,488		Qwest Communications International, Inc	6,015,821	0.8
458,268		Verizon Communications, Inc	14,879,962	2.0
		Other	4,969,364	0.7

			46,423,565	6.2

See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2010 Annual Report	43

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

ENHANCED LARGE-CAP VALUE INDEX FUND ▪ OCTOBER 31, 2010

Shares	Company	Value	% of net assets

TRANSPORTATION
60,911	CSX Corp	$3,742,981	0.5%
43,750	Union Pacific Corp	3,836,001	0.5
	Other	6,447,936	0.9

		14,026,918	1.9

UTILITIES
117,834	American Electric Power Co, Inc	4,411,705	0.6
115,393	Edison International	4,258,002	0.6
111,903	Public Service Enterprise Group, Inc	3,620,063	0.6
	Other	40,453,822	5.2

		52,743,592	7.0

	TOTAL COMMON STOCKS
	(Cost $671,958,785)	751,443,548	99.9

	TOTAL PORTFOLIO
	(Cost $671,958,785)	751,443,548	99.9
	OTHER ASSETS & LIABILITIES, NET	560,104	0.1

	NET ASSETS	$752,003,652	100.0%

*	Non-income producing.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

44	2010 Annual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS

SOCIAL CHOICE EQUITY FUND ▪ OCTOBER 31, 2010

Shares	Company	Value	% of net assets

COMMON STOCKS

AUTOMOBILES & COMPONENTS
515,189 *	Ford Motor Co	$7,279,621	0.8%
	Other	7,169,363	0.7

		14,448,984	1.5

BANKS
297,624	US Bancorp	7,196,547	0.8
499,515	Wells Fargo & Co	13,027,350	1.5
	Other	21,011,345	2.1

		41,235,242	4.4

CAPITAL GOODS
95,882	3M Co	8,075,181	0.9
92,984	Caterpillar, Inc	7,308,542	0.9
139,791	Danaher Corp	6,061,338	0.7
79,151	Deere & Co	6,078,797	0.7
132,180	Emerson Electric Co	7,256,682	0.7
121,432	Illinois Tool Works, Inc	5,549,442	0.7
	Other	31,032,645	3.1

		71,362,627	7.7

COMMERCIAL & PROFESSIONAL SERVICES		5,231,634	0.5

CONSUMER DURABLES & APPAREL
78,018	Nike, Inc (Class B)	6,353,787	0.7
	Other	8,167,961	0.8

		14,521,748	1.5

CONSUMER SERVICES
131,070	McDonald’s Corp	10,193,314	1.2
	Other	11,138,861	1.1

		21,332,175	2.3

DIVERSIFIED FINANCIALS
159,348	American Express Co	6,606,568	0.7
48,211	Franklin Resources, Inc	5,529,801	0.7
	Other	37,856,866	3.8

		49,993,235	5.2

ENERGY
66,859	Apache Corp	6,754,097	0.8
92,697 *	Devon Energy Corp	6,027,160	0.7
85,780	Hess Corp	5,406,713	0.6
167,491	Marathon Oil Corp	5,957,656	0.7
227,697	Spectra Energy Corp	5,412,358	0.6
	Other	60,250,282	6.3

		89,808,266	9.7

FOOD & STAPLES RETAILING
91,940	Costco Wholesale Corp	5,771,074	0.7
	Other	19,295,271	2.0

		25,066,345	2.7

FOOD, BEVERAGE & TOBACCO
148,889	General Mills, Inc	5,589,293	0.6
224,037	Kraft Foods, Inc (Class A)	7,229,674	0.7
173,883	PepsiCo, Inc	11,354,560	1.2
	Other	13,374,484	1.5

		37,548,011	4.0

Shares		Company	Value	% of net assets

HEALTH CARE EQUIPMENT & SERVICES
119,819		Baxter International, Inc	$6,098,787	0.7%
188,345		Medtronic, Inc	6,631,628	0.6
98,909	*	WellPoint, Inc	5,374,716	0.7
		Other	22,135,292	2.3

			40,240,423	4.3

HOUSEHOLD & PERSONAL PRODUCTS
264,546		Procter & Gamble Co	16,817,188	1.8
		Other	12,650,927	1.3

			29,468,115	3.1

INSURANCE
107,092		Aflac, Inc	5,985,372	0.7
110,632		Travelers Cos, Inc	6,106,887	0.8
		Other	23,789,859	2.3

			35,882,118	3.8

MATERIALS
64,847		Air Products & Chemicals, Inc	5,510,049	0.7
65,485		Praxair, Inc	5,981,399	0.7
		Other	33,702,781	3.5

			45,194,229	4.9

MEDIA
249,614		Walt Disney Co	9,013,561	1.1
		Other	19,485,630	1.9

			28,499,191	3.0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
138,220	*	Amgen, Inc	7,904,801	0.9
262,854		Bristol-Myers Squibb Co	7,070,773	0.8
163,000	*	Gilead Sciences, Inc	6,466,209	0.8
259,237		Johnson & Johnson	16,505,620	1.8
311,311		Merck & Co, Inc	11,294,363	1.2
		Other	23,454,332	2.4

			72,696,098	7.9

REAL ESTATE			18,156,563	2.0

RETAILING
241,097		Home Depot, Inc	7,445,075	0.9
128,544		Target Corp	6,676,575	0.7
		Other	32,356,868	3.3

			46,478,518	4.9

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
597,265		Intel Corp	11,987,108	1.4
240,022		Texas Instruments, Inc	7,097,450	0.8
		Other	7,884,819	0.7

			26,969,377	2.9

SOFTWARE & SERVICES
122,453		Accenture plc	5,474,874	0.6
25,073	*	Google, Inc (Class A)	15,369,498	1.7
121,704		International Business Machines Corp	17,476,693	1.9
671,639		Microsoft Corp	17,892,462	2.0
		Other	23,161,240	2.3

			79,374,767	8.5

See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2010 Annual Report	45

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

SOCIAL CHOICE EQUITY FUND ▪ OCTOBER 31, 2010

Shares		Company	Value	% of net assets

TECHNOLOGY HARDWARE & EQUIPMENT
582,175	*	Cisco Systems, Inc	$13,291,054	1.5%
258,250		Hewlett-Packard Co	10,861,996	1.2
		Other	22,413,145	2.2

			46,566,195	4.9

TELECOMMUNICATION SERVICES			15,667,763	1.7

TRANSPORTATION
63,882		FedEx Corp	5,603,729	0.6
87,604		Norfolk Southern Corp	5,386,769	0.6
107,557		United Parcel Service, Inc (Class B)	7,242,888	0.8
		Other	10,589,713	1.0

			28,823,099	3.0

UTILITIES			43,721,357	4.6

		TOTAL COMMON STOCKS
		(Cost $874,402,953)	928,286,080	99.0

Principal	Issuer	Value	% of net assets

SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT
	Federal Home Loan Bank
$6,515,000	11/01/10	$6,515,000	0.7%

		6,515,000	0.7

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $6,515,000)	6,515,000	0.7

	TOTAL PORTFOLIO
	(Cost $880,917,953)	934,801,080	99.7
	OTHER ASSETS & LIABILITIES, NET	3,012,345	0.3

	NET ASSETS	$937,813,425	100.0%

*	Non-income producing.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

46	2010 Annual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements

[This page intentionally left blank.]

TIAA-CREF Funds: Equity Funds ▪ 2010 Annual Report	47

STATEMENTS OF ASSETS AND LIABILITIES

TIAA-CREF FUNDS ▪ OCTOBER 31, 2010

	Growth & Income Fund	International Equity Fund	Emerging Markets Equity Fund	Large-Cap Growth Fund	Large-Cap Value Fund	Mid-Cap Growth Fund	Mid-Cap Value Fund	Small-Cap Equity Fund	Enhanced International Equity Index Fund	Enhanced Large-Cap Growth Index Fund	Enhanced Large-Cap Value Index Fund	Social Choice Equity Fund

ASSETS
Portfolio investments, at value†	$1,802,279,650	$2,344,092,492	$166,195,898	$944,490,300	$1,680,277,682	$1,007,237,851	$2,144,003,450	$1,030,873,419	$535,196,014	$778,046,621	$751,443,548	$934,801,080
Affiliated investments, at value‡	—	60,123,098	—	—	—	—	—	—	—	—	—	—
Cash	1,265	—	2,514	4,501	1,897	18,374	4,106	3,350	541	1,667	—	3,359
Cash-foreign^	—	10,547,303	31,714	—	—	—	5	—	2,196	—	—	—
Receivable from securities transactions	61,761,412	102,835,542	8,248,688	23,090,722	35,204,904	24,556,806	32,917,965	—	81,690,026	17,579,326	12,272,359	139,814
Receivable from fund shares sold	19,915,902	16,709,239	25,147	598,693	16,812,462	14,467,560	24,473,325	10,415,475	15,931	4,779	—	15,579,898
Dividends and interest receivable	1,603,606	3,979,014	41,626	243,701	2,051,167	149,624	1,125,671	406,260	1,425,929	506,510	1,156,486	871,391
Due from investment advisor	—	—	18,829	5,172	450	2,997	—	—	11,359	10,269	10,821	5,557
Reclaims receivable	34,893	3,850,033	655	6,093	26,762	10,733	19,423	—	456,245	386	2,651	918
Receivable for variation margin on open futures contracts	—	—	—	—	—	—	—	48,300	—	—	—	—
Other	69,734	40,854	152	221,223	25,336	20,665	28,649	20,528	13,954	15,552	15,405	41,802

Total assets	1,885,666,462	2,542,177,575	174,565,223	968,660,405	1,734,400,660	1,046,464,610	2,202,572,594	1,041,767,332	618,812,195	796,165,110	764,901,270	951,443,819

LIABILITIES
Management fees payable	109,142	161,862	18,684	58,328	101,324	63,723	131,019	59,778	32,820	35,529	34,505	19,201
Service agreement fees payable	18,004	37,947	39	1,388	27,443	20,793	45,433	16,601	—	—	—	14,435
Distribution fees payable	70,158	53,627	786	41,844	27,057	24,667	46,567	15,244	—	—	—	27,395
Due to affiliates	12,131	16,003	887	6,212	11,231	6,332	14,450	6,501	3,751	5,134	5,155	6,211
Overdraft payable	—	35,109,753	—	—	—	—	—	—	—	—	116,569	—
Payable for securities transactions	60,744,986	51,417,771	13,498,554	20,927,263	42,717,595	29,174,856	4,475,476	1,254,686	79,904,231	14,291,624	8,509,790	—
Payable for fund shares redeemed	12,201,504	15,109,556	78	196,037	13,848,510	11,600,020	19,237,239	7,959,072	2,071,567	4,265,229	4,140,920	13,464,185
Accrued expenses & other payables	165,915	194,487	124,169	88,986	180,105	101,983	229,008	114,594	82,920	89,399	90,679	98,967

Total liabilities	73,321,840	102,101,006	13,643,197	21,320,058	56,913,265	40,992,374	24,179,192	9,426,476	82,095,289	18,686,915	12,897,618	13,630,394

NET ASSETS	$1,812,344,622	$2,440,076,569	$160,922,026	$947,340,347	$1,677,487,395	$1,005,472,236	$2,178,393,402	$1,032,340,856	$536,716,906	$777,478,195	$752,003,652	$937,813,425

NET ASSETS CONSIST OF:
Paid-in-capital	$1,698,293,051	$2,998,142,640	$146,572,065	$888,775,881	$1,851,588,374	$875,244,785	$2,043,820,844	$993,453,037	$506,373,261	$637,113,736	$670,415,956	$906,946,462
Undistributed net investment income (loss)	829,084	18,397,101	(310,818)	(6,745)	15,407,744	18,154	17,430,357	4,208,598	11,639,353	5,654,206	9,203,046	10,672,639
Accumulated net realized gain (loss) on total investments	(43,220,365)	(877,355,815)	29,293	(45,571,178)	(191,149,407)	(20,805,931)	(124,796,151)	(69,820,014)	(26,384,933)	24,558,600	(7,100,113)	(33,688,803)
Accumulated net unrealized appreciation on total investments	156,442,852	300,892,643	14,631,486	104,142,389	1,640,684	151,015,228	241,938,352	104,499,235	45,089,225	110,151,653	79,484,763	53,883,127

NET ASSETS	$1,812,344,622	$2,440,076,569	$160,922,026	$947,340,347	$1,677,487,395	$1,005,472,236	$2,178,393,402	$1,032,340,856	$536,716,906	$777,478,195	$752,003,652	$937,813,425

INSTITUTIONAL CLASS:
Net assets	$684,913,413	$841,416,937	$156,464,028	$542,509,132	$643,950,548	$174,007,173	$446,584,260	$404,052,593	$536,716,906	$777,478,195	$752,003,652	$287,198,579
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	80,310,185	89,377,444	13,789,572	54,743,047	52,741,231	9,905,234	27,987,112	30,779,556	75,452,988	85,869,554	97,350,556	28,137,475

Net asset value per share	$8.53	$9.41	$11.35	$9.91	$12.21	$17.57	$15.96	$13.13	$7.11	$9.05	$7.72	$10.21

RETIREMENT CLASS:
Net assets	$513,284,648	$1,105,128,956	$1,134,160	$40,808,151	$788,705,588	$597,227,784	$1,311,059,832	$479,234,479	$—	$—	$—	$409,282,049
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	59,565,173	114,133,906	100,000	4,133,521	64,891,707	34,431,713	82,689,735	37,020,930	—	—	—	39,726,368

Net asset value per share	$8.62	$9.68	$11.34	$9.87	$12.15	$17.35	$15.86	$12.94	$—	$—	$—	$10.30

RETAIL CLASS:
Net assets	$501,950,216	$314,977,233	$2,189,489	$357,252,109	$81,100,473	$93,257,464	$172,488,786	$58,724,063	$—	$—	$—	$163,749,060
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	48,644,666	47,763,944	193,083	36,104,800	6,838,911	5,369,479	11,003,001	4,556,879	—	—	—	17,423,691

Net asset value per share	$10.32	$6.59	$11.34	$9.89	$11.86	$17.37	$15.68	$12.89	$—	$—	$—	$9.40

PREMIER CLASS:
Net assets	$112,196,345	$178,553,443	$1,134,349	$6,770,955	$163,730,786	$140,979,815	$248,260,524	$90,329,721	$—	$—	$—	$77,583,737
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	13,152,834	18,997,894	100,000	683,981	13,425,844	8,038,971	15,579,253	6,891,149	—	—	—	7,618,946

Net asset value per share	$8.53	$9.40	$11.34	$9.90	$12.20	$17.54	$15.94	$13.11	$—	$—	$—	$10.18

† Portfolio investments, cost	$1,645,841,138	$2,042,749,400	$151,521,813	$840,348,350	$1,678,639,007	$856,224,474	$1,902,067,406	$926,528,161	$490,183,579	$667,894,968	$671,958,785	$880,917,953
‡ Affiliated investments, cost	$—	$61,289,071	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
^ Foreign cash, cost	$—	$10,248,510	$31,639	$—	$—	$—	$5	$—	$2,186	$—	$—	$—

48	2010 Annual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2010 Annual Report	49

STATEMENTS OF OPERATIONS

TIAA-CREF FUNDS ▪ FOR THE PERIOD OR YEAR ENDED

	Growth & Income Fund		International Equity Fund		Emerging Markets Equity Fund	Large-Cap Growth Fund		Large-Cap Value Fund		Mid-Cap Growth Fund		Mid-Cap Value Fund

	For the one month period ended October 31, 2010	For the year ended September 30, 2010	For the one month period ended October 31, 2010	For the year ended September 30, 2010	For the period August 31, 2010 to October 31, 2010	For the one month period ended October 31, 2010	For the year ended September 30, 2010	For the one month period ended October 31, 2010	For the year ended September 30, 2010	For the one month period ended October 31, 2010	For the year ended September 30, 2010	For the one month period ended October 31, 2010	For the year ended September 30, 2010

INVESTMENT INCOME
Dividends*	$1,412,966	$26,948,688	$1,988,000	$38,782,937	$293,585	$231,901	$7,505,915	$1,980,245	$26,881,501	$211,887	$5,653,776	$1,249,410	$36,859,032
Dividends from affiliated investments	—	—	—	714,289	—	—	—	—	—	—	—	—	—
Interest	1,807	11,143	621	—	1,832	1,224	5,566	344	10,376	734	3,882	3,097	16,486

Total income	1,414,773	26,959,831	1,988,621	39,497,226	295,417	233,125	7,511,481	1,980,589	26,891,877	212,621	5,657,658	1,252,507	36,875,518

EXPENSES
Management fees	663,146	6,974,905	996,974	10,349,811	182,844	349,767	3,574,656	617,882	5,959,973	385,163	3,832,976	803,192	7,724,689
Distribution fees — Retail Class	39,027	508,126	25,099	298,203	641	27,597	349,714	6,314	83,100	7,285	85,086	13,492	180,443
Distribution fees — Premier Class	11,522	47,336	16,807	56,508	274	697	2,335	17,525	63,886	14,000	52,084	26,351	104,123
Fund administration fees	10,836	131,848	14,939	175,789	1,400	5,767	66,290	10,722	110,714	5,677	68,301	13,563	143,693
Custody and accounting fees	8,499	71,857	17,906	223,174	72,030	8,378	31,829	2,658	46,021	3,189	32,817	7,102	53,302
Professional fees	44,664	77,835	52,615	97,530	70,013	44,365	66,281	44,677	73,431	44,546	66,358	44,836	79,013
Shareholder reports	44,248	125,354	56,013	134,378	20,021	23,091	74,956	42,143	111,809	24,044	84,367	50,828	152,579
Shareholder servicing — Institutional Class	255	2,318	283	2,507	1,434	210	1,712	282	1,855	265	2,033	436	4,487
Shareholder servicing — Retirement Class	116,073	1,433,496	243,217	2,677,699	1,799	8,559	101,310	174,582	1,889,464	131,102	1,468,916	288,300	3,089,309
Shareholder servicing — Retail Class	54,755	376,958	34,354	253,087	1,470	51,873	214,985	8,982	86,764	10,055	92,078	15,272	137,739
Shareholder servicing — Premier Class	40	194	49	195	1,353	17	153	58	194	40	254	55	235
Trustee fees and expenses	1,691	14,088	2,303	18,575	316	895	7,076	1,668	11,860	915	7,390	2,117	15,495
Compliance fees	3,022	53,045	4,164	71,822	421	1,652	26,771	3,073	44,027	1,578	27,547	3,945	57,269
Interest expense	869	387	12,826	35,388	184	36	1,918	454	4,444	102	4,028	678	5,507
Registration fees	12,119	98,674	13,670	58,531	70,588	13,926	74,353	12,585	85,948	12,083	95,237	18,058	120,393
Other expenses	2,026	50,513	106	36,425	11,889	905	23,031	3,744	65,303	546	20,441	4,023	73,081

Total expenses	1,012,792	9,966,934	1,491,325	14,489,622	436,677	537,735	4,617,370	947,349	8,638,793	640,590	5,939,913	1,292,248	11,941,357
Less: Expenses reimbursed by the investment advisor	(10,683)	—	—	—	(230,591)	(44,904)	—	(13,530)	—	(23,450)	—	—	—

Net expenses	1,002,109	9,966,934	1,491,325	14,489,622	206,086	492,831	4,617,370	933,819	8,638,793	617,140	5,939,913	1,292,248	11,941,357

Net investment income (loss)	412,664	16,992,897	497,296	25,007,604	89,331	(259,706)	2,894,111	1,046,770	18,253,084	(404,519)	(282,255)	(39,741)	24,934,161

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments	5,406,088	80,016,548	23,064,936	38,367,492	437,954	15,863,808	80,433,623	18,290,214	69,032,637	7,621,306	73,223,420	12,151,155	46,485,387
Realized gain from affiliated investments	—	—	—	52,071	—	—	—	—	—	—	—	—	—
Foreign currency transactions	(14,788)	(139,943)	155,562	(3,054,215)	(829,706)	(35,118)	(13,983)	(19,953)	75,705	6,378	22,182	7,371	(30,642)

Net realized gain (loss) on total investments	5,391,300	79,876,605	23,220,498	35,365,348	(391,752)	15,828,690	80,419,640	18,270,261	69,108,342	7,627,684	73,245,602	12,158,526	46,454,745

Change in unrealized appreciation (depreciation) on:
Portfolio investments**	57,945,679	(3,130,382)	94,555,606	195,605,931	14,628,644	34,031,411	832,207	31,581,255	7,570,153	33,133,668	79,757,447	59,949,159	124,057,095
Affiliated investments	—	—	1,540,417	(2,717,078)	—	—	—	—	—	—	—	—	—
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	(234)	121	(83,047)	323,843	2,842	27,311	(27,222)	89	1,737	892	972	(3,546)	4,325

Net change in unrealized appreciation (depreciation) on total investments	57,945,445	(3,130,261)	96,012,976	193,212,696	14,631,486	34,058,722	804,985	31,581,344	7,571,890	33,134,560	79,758,419	59,945,613	124,061,420

Net realized and unrealized gain on total investments	63,336,745	76,746,344	119,233,474	228,578,044	14,239,734	49,887,412	81,224,625	49,851,605	76,680,232	40,762,244	153,004,021	72,104,139	170,516,165

Net increase in net assets resulting from operations	$63,749,409	$93,739,241	$119,730,770	$253,585,648	$14,329,065	$49,627,706	$84,118,736	$50,898,375	$94,933,316	$40,357,725	$152,721,766	$72,064,398	$195,450,326

* Net of foreign withholding taxes of:	$(357)	$(124,093)	$(210,405)	$(3,680,608)	$(20,795)	$(6,657)	$(180,835)	$(6,099)	$(134,125)	$(7,488)	$(92,363)	$(11,230)	$(171,178)
** Includes net change in unrealized foreign capital gains taxes of:	$—	$—	$603,417	$1,349,181	$(45,440)	$—	$—	$—	$—	$—	$—	$—	$—

50	2010 Annual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2010 Annual Report	51

STATEMENTS OF OPERATIONS	concluded

TIAA-CREF FUNDS ▪ FOR THE PERIOD OR YEAR ENDED

	Small-Cap Equity Fund		Enhanced International Equity Index Fund		Enhanced Large-Cap Growth Index Fund		Enhanced Large-Cap Value Index Fund		Social Choice Equity Fund

	For the one month period ended October 31, 2010	For the year ended September 30, 2010	For the one month period ended October 31, 2010	For the year ended September 30, 2010	For the one month period ended October 31, 2010	For the year ended September 30, 2010	For the one month period ended October 31, 2010	For the year ended September 30, 2010	For the one month period ended October 31, 2010	For the year ended September 30, 2010

INVESTMENT INCOME
Dividends*	$570,316	$9,935,966	$325,806	$14,497,470	$524,709	$9,923,236	$1,170,647	$13,895,553	$800,249	$16,345,383
Interest	618	5,157	290	2,001	237	2,582	51	2,272	505	4,758

Total income	570,934	9,941,123	326,096	14,499,471	524,946	9,925,818	1,170,698	13,897,825	800,754	16,350,141

EXPENSES
Management fees	395,209	3,745,060	204,572	1,992,731	227,024	2,161,856	222,593	2,148,497	116,878	1,194,079
Distribution fees — Retail Class	4,588	55,615	—	—	—	—	—	—	12,600	187,236
Distribution fees — Premier Class	8,453	31,060	—	—	—	—	—	—	8,413	35,369
Fund administration fees	5,851	66,158	3,694	36,723	5,063	51,375	5,123	50,913	5,663	66,262
Custody and accounting fees	4,879	46,912	15,856	152,922	3,119	40,226	2,793	40,624	8,609	40,609
Professional fees	44,392	65,696	51,912	71,352	44,307	63,104	44,305	63,020	44,373	65,755
Shareholder reports	25,256	89,726	14,571	29,519	20,005	37,529	20,249	37,073	23,480	84,544
Shareholder servicing — Institutional Class	215	1,914	245	1,589	305	2,058	268	1,886	341	2,233
Shareholder servicing — Retirement Class	105,188	1,045,671	—	—	—	—	—	—	90,893	1,032,353
Shareholder servicing — Retail Class	7,778	66,564	—	—	—	—	—	—	10,177	82,499
Shareholder servicing — Premier Class	26	192	—	—	—	—	—	—	38	185
Trustee fees and expenses	941	7,140	558	3,977	788	5,529	794	5,482	884	7,058
Compliance fees	1,619	26,414	1,066	14,890	1,548	20,482	1,566	20,281	1,557	26,717
Interest expense	24	497	1,967	1,586	595	1,589	596	2,504	341	490
Registration fees	13,649	86,553	2,500	36,891	2,500	45,825	2,500	48,363	11,553	76,424
Other expenses	1,505	33,031	1,102	22,855	1,586	28,843	1,275	31,661	467	24,303

Total expenses	619,573	5,368,203	298,043	2,365,035	306,840	2,458,416	302,062	2,450,304	336,267	2,926,116
Less: Expenses reimbursed by the investment advisor	—	—	(46,513)	—	(36,185)	—	(37,104)	—	(43,241)	—
Fee waiver by investment advisor and TPIS	(33,810)	(146,328)	(1,497)	(1,103)	(11,199)	(35,147)	(10,566)	(34,959)	—	—

Net expenses	585,763	5,221,875	250,033	2,363,932	259,456	2,423,269	254,392	2,415,345	293,026	2,926,116

Net investment income (loss)	(14,829)	4,719,248	76,063	12,135,539	265,490	7,502,549	916,306	11,482,480	507,728	13,424,025

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments	3,653,699	75,963,559	6,138,370	15,547,119	5,593,311	34,736,190	5,338,916	6,268,405	457,985	9,699,190
Futures transactions	20,283	(139,993)	—	—	—	—	—	—	—	—
Foreign currency transactions	—	19	29,690	44,490	—	6	—	—	—	—

Net realized gain on total investments	3,673,982	75,823,585	6,168,060	15,591,609	5,593,311	34,736,196	5,338,916	6,268,405	457,985	9,699,190

Change in unrealized appreciation (depreciation) on:
Portfolio investments	38,126,309	25,801,809	15,948,612	(4,449,997)	30,567,006	30,826,335	17,581,318	25,959,535	34,587,725	60,983,470
Futures transactions	92,585	61,391	—	—	—	—	—	—	—	—
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	—	6	29,935	26,099	—	(4)	—	—	1	—

Net change in unrealized appreciation (depreciation) on total investments	38,218,894	25,863,206	15,978,547	(4,423,898)	30,567,006	30,826,331	17,581,318	25,959,535	34,587,726	60,983,470

Net realized and unrealized gain on total investments	41,892,876	101,686,791	22,146,607	11,167,711	36,160,317	65,562,527	22,920,234	32,227,940	35,045,711	70,682,660

Net increase in net assets resulting from operations	$41,878,047	$106,406,039	$22,222,670	$23,303,250	$36,425,807	$73,065,076	$23,836,540	$43,710,420	$35,553,439	$84,106,685

* Net of foreign withholding taxes of:	$—	$—	$(26,465)	$(1,255,022)	$(439)	$(575)	$(1,988)	$(223)	$(740)	$—

52	2010 Annual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2010 Annual Report	53

STATEMENTS OF CHANGES IN NET ASSETS

TIAA-CREF FUNDS ▪ FOR THE PERIOD OR YEAR ENDED

		Growth & Income Fund			International Equity Fund			Emerging Markets Equity Fund

		For the one month period ended October 31, 2010	For the year ended September 30, 2010	For the year ended September 30, 2009	For the one month period ended October 31, 2010	For the year ended September 30, 2010	For the year ended September 30, 2009	For the period August 31, 2010 to October 31, 2010

OPERATIONS
Net investment income		$412,664	$16,992,897	$14,510,591	$497,296	$25,007,604	$25,996,004	$89,331
Net realized gain (loss) on total investments		5,391,300	79,876,605	(116,301,015)	23,220,498	35,365,348	(664,980,450)	(391,752)
Net change in unrealized appreciation (depreciation) on total investments		57,945,445	(3,130,261)	140,420,446	96,012,976	193,212,696	577,013,774	14,631,486

Net increase (decrease) from operations		63,749,409	93,739,241	38,630,022	119,730,770	253,585,648	(61,970,672)	14,329,065

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	—	(6,299,756)	(4,883,114)	—	(9,656,477)	(18,178,458)	—
	Retirement Class	—	(5,570,079)	(4,717,467)	—	(12,983,220)	(25,220,893)	—
	Retail Class	—	(4,073,649)	(5,058,006)	—	(5,539,650)	(11,309,080)	—
	Premier Class *	—	(375,075)	—	—	(3,545)	—	—
From realized gains:	Institutional Class	—	—	—	—	—	(1,342,834)	—
	Retirement Class	—	—	—	—	—	(2,107,818)	—
	Retail Class	—	—	—	—	—	(882,769)	—

Total distributions		—	(16,318,559)	(14,658,587)	—	(28,182,892)	(59,041,852)	—

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	64,160,086	231,955,353	186,867,916	30,091,792	250,904,878	216,995,967	142,560,917
	Retirement Class	6,305,487	174,490,252	213,894,524	21,008,203	125,493,390	174,958,374	1,000,010
	Retail Class	2,052,627	35,235,641	34,340,021	1,922,216	29,098,832	24,656,630	2,032,132
	Premier Class*	37,696,302	75,222,378	250,000	84,417,414	89,187,525	250,000	1,000,010
Reinvestments of distributions:	Institutional Class	—	5,801,065	4,232,425	—	9,444,266	18,264,065	—
	Retirement Class	—	5,570,079	4,717,467	—	12,915,089	27,327,241	—
	Retail Class	—	3,891,764	4,852,959	—	5,327,620	11,822,448	—
	Premier Class *	—	375,075	—	—	3,545	—	—
Redemptions:	Institutional Class	(2,507,818)	(55,511,518)	(38,813,366)	(15,225,834)	(238,419,011)	(144,869,309)	(88)
	Retirement Class	(58,845,757)	(147,033,089)	(14,483,359)	(99,125,981)	(173,971,461)	(233,696,035)	(10)
	Retail Class	(5,504,895)	(51,968,783)	(48,288,433)	(3,601,756)	(46,336,672)	(40,104,932)	—
	Premier Class *	(743,014)	(6,420,127)	—	(766,763)	(5,311,417)	—	(10)

Net increase from shareholder transactions		42,613,018	271,608,090	347,570,154	18,719,291	58,336,584	55,604,449	146,592,961

Net increase (decrease) in net assets		106,362,427	349,028,772	371,541,589	138,450,061	283,739,340	(65,408,075)	160,922,026
NET ASSETS
Beginning of period		1,705,982,195	1,356,953,423	985,411,834	2,301,626,508	2,017,887,168	2,083,295,243	0

End of period		$1,812,344,622	$1,705,982,195	$1,356,953,423	$2,440,076,569	$2,301,626,508	$2,017,887,168	$160,922,026

Undistributed net investment income (loss) included in net assets		$829,084	$431,208	$(54,522)	$18,397,101	$16,628,871	$19,337,494	$(310,818)

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	7,594,903	29,098,178	28,360,851	3,202,112	30,896,406	33,761,996	13,789,580
	Retirement Class	742,904	21,471,669	31,790,238	2,191,419	14,803,011	26,242,110	100,001
	Retail Class	201,706	3,593,689	4,321,971	292,714	5,029,757	5,269,729	193,083
	Premier Class *	4,453,083	9,508,058	31,929	8,973,891	10,726,486	31,017	100,001
Shares reinvested:	Institutional Class	—	714,217	639,562	—	1,140,612	2,984,324	—
	Retirement Class	—	679,799	706,058	—	1,514,078	4,330,783	—
	Retail Class	—	395,671	618,471	—	916,972	2,730,358	—
	Premier Class *	—	45,858	—	—	428	—	—
Shares redeemed:	Institutional Class	(298,025)	(6,856,063)	(5,736,270)	(1,640,556)	(29,193,970)	(21,642,627)	(8)
	Retirement Class	(6,862,613)	(18,271,327)	(2,197,465)	(10,230,379)	(20,517,181)	(34,471,580)	(1)
	Retail Class	(538,802)	(5,336,588)	(6,162,136)	(550,937)	(7,998,190)	(8,846,897)	—
	Premier Class *	(87,336)	(798,758)	—	(82,090)	(651,839)	—	(1)

Net increase from shareholder transactions		5,205,820	34,244,403	52,373,209	2,156,174	6,666,570	10,389,213	14,182,655

*	The Premier Class commenced operations on September 30, 2009.

54	2010 Annual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2010 Annual Report	55

STATEMENTS OF CHANGES IN NET ASSETS	continued

TIAA-CREF FUNDS ▪ FOR THE PERIOD OR YEAR ENDED

		Large-Cap Growth Fund			Large-Cap Value Fund			Mid-Cap Growth Fund

		For the one month period ended October 31, 2010	For the year ended September 30, 2010	For the year ended September 30, 2009	For the one month period ended October 31, 2010	For the year ended September 30, 2010	For the year ended September 30, 2009	For the one month period ended October 31, 2010	For the year ended September 30, 2010	For the year ended September 30, 2009

OPERATIONS
Net investment income (loss)		$(259,706)	$2,894,111	$3,426,195	$1,046,770	$18,253,084	$15,496,738	$(404,519)	$(282,255)	$625,978
Net realized gain (loss) on total investments		15,828,690	80,419,640	(101,737,392)	18,270,261	69,108,342	(146,451,342)	7,627,684	73,245,602	(76,767,734)
Net change in unrealized appreciation on total investments		34,058,722	804,985	125,362,789	31,581,344	7,571,890	129,208,780	33,134,560	79,758,419	104,182,281

Net increase (decrease) from operations		49,627,706	84,118,736	27,051,592	50,898,375	94,933,316	(1,745,824)	40,357,725	152,721,766	28,040,525

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	—	(2,067,713)	(1,432,906)	—	(5,345,944)	(9,065,063)	—	(218,562)	(126,616)
	Retirement Class	—	(146,345)	(124,913)	—	(7,674,532)	(10,606,657)	—	(232,957)	—
	Retail Class	—	(1,276,445)	(1,893,744)	—	(910,247)	(1,617,397)	—	(44,021)	(27,283)
	Premier Class *	—	(1,329)	—	—	(3,171)	—	—	(460)	—

Total distributions		—	(3,491,832)	(3,451,563)	—	(13,933,894)	(21,289,117)	—	(496,000)	(153,899)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	18,004,941	168,982,290	220,335,738	45,950,469	231,512,171	132,429,549	24,986,902	54,567,280	40,500,406
	Retirement Class	3,770,852	22,738,808	25,516,228	11,480,725	278,396,723	145,918,638	15,168,736	150,522,471	197,015,661
	Retail Class	1,558,629	22,181,583	25,310,719	640,840	14,853,909	13,902,147	2,190,867	23,996,693	21,470,022
	Premier Class*	1,845,930	4,554,027	250,000	45,623,952	113,499,850	250,000	51,290,123	83,437,061	250,000
Reinvestments of distributions:	Institutional Class	—	2,067,566	1,432,685	—	5,297,777	8,906,658	—	216,875	122,085
	Retirement Class	—	146,345	124,913	—	7,674,532	10,606,657	—	232,957	—
	Retail Class	—	1,241,107	1,851,728	—	883,119	1,570,191	—	42,572	26,244
	Premier Class *	—	1,329	—	—	3,171	—	—	460	—
Redemptions:	Institutional Class	(1,007,794)	(51,253,818)	(56,650,558)	(1,343,145)	(60,568,912)	(144,895,557)	(8,679,407)	(19,062,946)	(8,524,788)
	Retirement Class	(3,380,565)	(28,019,016)	(16,757,026)	(66,714,675)	(138,955,633)	(31,230,090)	(62,997,776)	(163,119,819)	(42,584,431)
	Retail Class	(3,647,514)	(41,715,949)	(28,517,721)	(1,620,625)	(15,309,935)	(12,609,481)	(1,112,745)	(19,333,695)	(14,229,295)
	Premier Class *	(10,408)	(427,658)	—	(556,577)	(3,225,170)	—	(257,169)	(6,359,811)	—

Net increase from shareholder transactions		17,134,071	100,496,614	172,896,706	33,460,964	434,061,602	124,848,712	20,589,531	105,140,098	194,045,904

Net increase in net assets		66,761,777	181,123,518	196,496,735	84,359,339	515,061,024	101,813,771	60,947,256	257,365,864	221,932,530
NET ASSETS
Beginning of period		880,578,570	699,455,052	502,958,317	1,593,128,056	1,078,067,032	976,253,261	944,524,980	687,159,116	465,226,586

End of period		$947,340,347	$880,578,570	$699,455,052	$1,677,487,395	$1,593,128,056	$1,078,067,032	$1,005,472,236	$944,524,980	$687,159,116

Undistributed net investment income (loss) included in net assets		$(6,745)	$(28,449)	$(70,191)	$15,407,744	$14,380,927	$10,008,352	$18,154	$18,154	$470,107

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	1,861,920	19,130,284	33,031,767	3,776,497	20,439,211	14,839,016	1,435,019	3,533,517	3,675,478
	Retirement Class	391,537	2,529,549	3,597,786	952,367	24,172,040	15,966,241	895,436	9,932,771	17,483,526
	Retail Class	161,296	2,467,943	3,545,959	54,605	1,322,814	1,564,405	128,738	1,581,624	1,886,427
	Premier Class *	189,148	514,891	29,377	3,764,070	9,961,504	22,442	2,970,746	5,472,915	17,985
Shares reinvested:	Institutional Class	—	231,530	216,745	—	477,707	1,064,117	—	15,082	12,509
	Retirement Class	—	16,425	18,926	—	693,900	1,270,258	—	16,371	—
	Retail Class	—	139,138	280,140	—	81,846	192,661	—	2,988	2,714
	Premier Class *	—	149	—	—	286	—	—	32	—
Shares redeemed:	Institutional Class	(103,966)	(5,612,140)	(8,218,893)	(110,946)	(5,263,317)	(17,198,474)	(503,789)	(1,257,087)	(771,815)
	Retirement Class	(349,534)	(3,141,860)	(2,456,041)	(5,511,175)	(12,244,601)	(3,853,960)	(3,680,959)	(10,948,567)	(3,982,207)
	Retail Class	(377,556)	(4,632,519)	(4,022,520)	(137,352)	(1,377,565)	(1,475,911)	(65,434)	(1,282,789)	(1,294,256)
	Premier Class *	(1,077)	(48,507)	—	(45,706)	(276,752)	—	(15,099)	(407,608)	—

Net increase from shareholder transactions		1,771,768	11,594,883	26,023,246	2,742,360	37,987,073	12,390,795	1,164,658	6,659,249	17,030,361

*	The Premier Class commenced operations on September 30, 2009.

56	2010 Annual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2010 Annual Report	57

STATEMENTS OF CHANGES IN NET ASSETS	continued

TIAA-CREF FUNDS ▪ FOR THE PERIOD OR YEAR ENDED

		Mid-Cap Value Fund			Small-Cap Equity Fund			Enhanced International Equity Index Fund

		For the one month period ended October 31, 2010	For the year ended September 30, 2010	For the year ended September 30, 2009	For the one month period ended October 31, 2010	For the year ended September 30, 2010	For the year ended September 30, 2009	For the one month period ended October 31, 2010	For the year ended September 30, 2010	For the year ended September 30, 2009

OPERATIONS
Net investment income (loss)		$(39,741)	$24,934,161	$18,088,152	$(14,829)	$4,719,248	$4,001,690	$76,063	$12,135,539	$7,498,726
Net realized gain on total investments		12,158,526	46,454,745	(162,595,412)	3,673,982	75,823,585	(112,589,199)	6,168,060	15,591,609	(37,555,775)
Net change in unrealized appreciation (depreciation) on total investments		59,945,613	124,061,420	191,894,594	38,218,894	25,863,206	94,635,390	15,978,547	(4,423,898)	78,650,468

Net increase (decrease) from operations		72,064,398	195,450,326	47,387,334	41,878,047	106,406,039	(13,952,119)	22,222,670	23,303,250	48,593,419

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	—	(3,026,912)	(2,165,186)	—	(1,822,883)	(1,059,006)	—	(8,654,340)	(3,582,257)
	Retirement Class	—	(14,058,413)	(9,746,715)	—	(1,836,454)	(868,598)	—	—	—
	Retail Class	—	(1,865,763)	(2,113,113)	—	(258,431)	(182,290)	—	—	—
	Premier Class *	—	(3,458)	—	—	(1,611)	—	—	—	—
From realized gains:	Institutional Class	—	—	(287,976)	—	—	—	—	—	—
	Retirement Class	—	—	(1,497,878)	—	—	—	—	—	—
	Retail Class	—	—	(290,562)	—	—	—	—	—	—

Total distributions		—	(18,954,546)	(16,101,430)	—	(3,919,379)	(2,109,894)	—	(8,654,340)	(3,582,257)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	45,973,527	196,515,780	88,835,541	24,016,712	106,675,623	82,407,464	636,993	206,626,360	163,714,728
	Retirement Class	22,528,937	377,444,982	348,430,656	17,064,768	142,542,869	82,237,260	—	—	—
	Retail Class	2,124,655	49,063,841	28,902,609	1,098,128	13,022,826	8,187,717	—	—	—
	Premier Class*	72,533,634	163,886,023	250,000	41,385,751	46,306,627	250,000	—	—	—
Reinvestments of distributions:	Institutional Class	—	2,528,338	1,826,822	—	1,803,213	1,023,157	—	8,654,340	3,582,257
	Retirement Class	—	14,058,413	11,244,594	—	1,836,454	868,598	—	—	—
	Retail Class	—	1,793,657	2,316,592	—	250,757	177,013	—	—	—
	Premier Class *	—	3,458	—	—	1,611	—	—	—	—
Redemptions:	Institutional Class	(8,501,227)	(34,214,397)	(24,679,627)	(1,140,002)	(38,242,206)	(18,555,919)	(4,514,211)	(71,254,911)	(19,029,139)
	Retirement Class	(102,236,442)	(223,358,185)	(24,648,678)	(49,386,681)	(56,813,235)	(7,276,830)	—	—	—
	Retail Class	(3,005,064)	(38,709,045)	(32,277,885)	(883,807)	(10,797,190)	(7,468,930)	—	—	—
	Premier Class *	(505,752)	(2,739,258)	—	(271,447)	(3,323,831)	—	—	—	—

Net increase (decrease) from shareholder transactions		28,912,268	506,273,607	400,200,624	31,883,422	203,263,518	141,849,530	(3,877,218)	144,025,789	148,267,846

Net increase in net assets		100,976,666	682,769,387	431,486,528	73,761,469	305,750,178	125,787,517	18,345,452	158,674,699	193,279,008
NET ASSETS
Beginning of period		2,077,416,736	1,394,647,349	963,160,821	958,579,387	652,829,209	527,041,692	518,371,454	359,696,755	166,417,747

End of period		$2,178,393,402	$2,077,416,736	$1,394,647,349	$1,032,340,856	$958,579,387	$652,829,209	$536,716,906	$518,371,454	$359,696,755

Undistributed net investment income included in net assets		$17,430,357	$17,405,270	$11,959,270	$4,208,598	$4,223,427	$3,654,281	$11,639,353	$11,162,750	$7,264,934

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	2,884,238	13,310,014	8,081,916	1,847,561	9,070,020	9,306,064	90,894	31,948,794	32,064,994
	Retirement Class	1,435,473	25,934,802	30,833,906	1,335,739	12,002,593	9,159,873	—	—	—
	Retail Class	136,589	3,346,668	2,623,237	86,252	1,097,272	922,706	—	—	—
	Premier Class *	4,559,917	11,219,568	17,999	3,174,583	3,992,970	22,686	—	—	—
Shares reinvested:	Institutional Class	—	180,209	181,412	—	164,677	121,515	—	1,305,330	698,296
	Retirement Class	—	1,006,329	1,121,096	—	169,728	104,273	—	—	—
	Retail Class	—	129,975	233,527	—	23,283	21,353	—	—	—
	Premier Class *	—	246	—	—	147	—	—	—	—
Shares redeemed:	Institutional Class	(533,170)	(2,356,547)	(2,370,806)	(87,649)	(3,264,853)	(2,115,877)	(641,927)	(10,838,669)	(3,467,427)
	Retirement Class	(6,459,878)	(15,401,715)	(2,277,142)	(3,829,361)	(4,983,993)	(838,304)	—	—	—
	Retail Class	(192,770)	(2,729,441)	(3,044,120)	(69,726)	(921,935)	(861,272)	—	—	—
	Premier Class *	(31,903)	(186,575)	—	(20,978)	(278,258)	—	—	—	—

Net increase (decrease) from shareholder transactions		1,798,496	34,453,533	35,401,025	2,436,421	17,071,651	15,843,017	(551,033)	22,415,455	29,295,863

*	The Premier Class commenced operations on September 30, 2009.

58	2010 Annual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2010 Annual Report	59

STATEMENTS OF CHANGES IN NET ASSETS	concluded

TIAA-CREF FUNDS ▪ FOR THE PERIOD OR YEAR ENDED

		Enhanced Large-Cap Growth Index Fund			Enhanced Large-Cap Value Index Fund			Social Choice Equity Fund

		For the one month period ended October 31, 2010	For the year ended September 30, 2010	For the year ended September 30, 2009	For the one month period ended October 31, 2010	For the year ended September 30, 2010	For the year ended September 30, 2009	For the one month period ended October 31, 2010	For the year ended September 30, 2010	For the year ended September 30, 2009

OPERATIONS
Net investment income		$265,490	$7,502,549	$4,386,638	$916,306	$11,482,480	$7,441,131	$507,728	$13,424,025	$10,726,340
Net realized gain (loss) on total investments		5,593,311	34,736,196	(8,284,265)	5,338,916	6,268,405	(13,249,942)	457,985	9,699,190	(28,873,964)
Net change in unrealized appreciation on total investments		30,567,006	30,826,331	69,802,547	17,581,318	25,959,535	51,220,048	34,587,726	60,983,470	5,990,569

Net increase (decrease) from operations		36,425,807	73,065,076	65,904,920	23,836,540	43,710,420	45,411,237	35,553,439	84,106,685	(12,157,055)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	—	(5,837,253)	(1,258,710)	—	(9,174,158)	(3,036,079)	—	(2,938,721)	(2,881,660)
	Retirement Class	—	—	—	—	—	—	—	(5,633,366)	(4,844,153)
	Retail Class	—	—	—	—	—	—	—	(2,412,328)	(2,629,487)
	Premier Class *	—	—	—	—	—	—	—	(4,072)	—
From realized gains:	Institutional Class	—	—	—	—	—	—	—	—	(47,896)
	Retirement Class	—	—	—	—	—	—	—	—	(90,480)
	Retail Class	—	—	—	—	—	—	—	—	(46,279)

Total distributions		—	(5,837,253)	(1,258,710)	—	(9,174,158)	(3,036,079)	—	(10,988,487)	(10,539,955)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	8,232,380	244,247,380	293,822,613	6,710,944	254,019,630	309,088,234	25,115,066	85,708,903	56,382,297
	Retirement Class	—	—	—	—	—	—	7,004,801	84,565,989	101,905,424
	Retail Class	—	—	—	—	—	—	2,166,367	23,052,561	24,344,019
	Premier Class*	—	—	—	—	—	—	19,648,775	55,711,332	250,000
Reinvestments of distributions:	Institutional Class	—	5,837,253	1,258,709	—	9,174,158	3,036,079	—	2,250,675	2,098,068
	Retirement Class	—	—	—	—	—	—	—	5,633,366	4,934,634
	Retail Class	—	—	—	—	—	—	—	2,321,491	2,585,117
	Premier Class *	—	—	—	—	—	—	—	4,072	—
Redemptions:	Institutional Class	(4,966,619)	(74,773,535)	(26,663,781)	(4,939,481)	(69,468,123)	(14,806,057)	(4,102,469)	(28,956,199)	(40,157,104)
	Retirement Class	—	—	—	—	—	—	(37,606,675)	(81,880,329)	(18,602,487)
	Retail Class	—	—	—	—	—	—	(2,475,261)	(26,048,483)	(21,705,878)
	Premier Class *	—	—	—	—	—	—	(94,805)	(3,131,029)	—

Net increase from shareholder transactions		3,265,761	175,311,098	268,417,541	1,771,463	193,725,665	297,318,256	9,655,799	119,232,349	112,034,090

Net increase in net assets		39,691,568	242,538,921	333,063,751	25,608,003	228,261,927	339,693,414	45,209,238	192,350,547	89,337,080
NET ASSETS
Beginning of period		737,786,627	495,247,706	162,183,955	726,395,649	498,133,722	158,440,308	892,604,187	700,253,640	610,916,560

End of period		$777,478,195	$737,786,627	$495,247,706	$752,003,652	$726,395,649	$498,133,722	$937,813,425	$892,604,187	$700,253,640

Undistributed net investment income included in net assets		$5,654,206	$5,388,716	$3,743,798	$9,203,046	$8,286,740	$6,003,794	$10,672,639	$10,164,911	$7,726,605

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	940,523	29,955,840	47,284,795	882,857	35,081,703	52,419,966	2,466,017	8,992,055	7,809,772
	Retirement Class	—	—	—	—	—	—	689,979	8,826,054	13,630,820
	Retail Class	—	—	—	—	—	—	232,537	2,611,914	3,654,230
	Premier Class *	—	—	—	—	—	—	1,950,407	5,974,578	28,027
Shares reinvested:	Institutional Class	—	713,600	211,904	—	1,268,902	506,858	—	243,054	301,447
	Retirement Class	—	—	—	—	—	—	—	601,855	699,948
	Retail Class	—	—	—	—	—	—	—	271,837	402,040
	Premier Class *	—	—	—	—	—	—	—	440	—
Shares redeemed:	Institutional Class	(551,386)	(8,961,509)	(4,025,636)	(641,456)	(9,419,931)	(2,469,962)	(411,186)	(3,040,004)	(5,301,603)
	Retirement Class	—	—	—	—	—	—	(3,672,388)	(8,646,368)	(2,443,951)
	Retail Class	—	—	—	—	—	—	(268,022)	(2,983,476)	(3,200,390)
	Premier Class *	—	—	—	—	—	—	(9,489)	(325,018)	—

Net increase from shareholder transactions		389,137	21,707,931	43,471,063	241,401	26,930,674	50,456,862	977,855	12,526,921	15,580,340

*	The Premier Class commenced operations on September 30, 2009.

60	2010 Annual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2010 Annual Report	61

FINANCIAL HIGHLIGHTS

GROWTH & INCOME FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	10/31/10	†	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$8.22		$7.83	$8.16	$10.33	$8.66	$9.05

Gain from investment operations:
Net investment income (a)	0.00	(e)	0.10	0.11	0.15	0.17	0.14
Net realized and unrealized gain (loss) on total investments	0.31		0.39	(0.32)	(1.91)	2.06	0.76

Total gain (loss) from investment operations	0.31		0.49	(0.21)	(1.76)	2.23	0.90

Less distributions from:
Net investment income	—		(0.10)	(0.12)	(0.17)	(0.17)	(0.15)
Net realized gains	—		—	—	(0.24)	(0.39)	(1.14)

Total distributions	—		(0.10)	(0.12)	(0.41)	(0.56)	(1.29)

Net asset value, end of period	$8.53		$8.22	$7.83	$8.16	$10.33	$8.66

TOTAL RETURN	3.77	%(b)	6.27%	(2.34)%	(17.64)%	26.84%	10.87%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$684,913		$600,386	$391,884	$218,710	$105,476	$97,494
Ratio of expenses to average net assets before expense waiver and reimbursement	0.53	%(c)	0.48%	0.53%	0.50%	0.55%	0.42%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.52	%(c)	0.48%	0.51%	0.33%	0.13%	0.13%
Ratio of net investment income to average net assets	0.42	%(c)	1.23%	1.62%	1.59%	1.81%	1.58%
Portfolio turnover rate	13	%(b)	126%	133%	132%	84%	133%

	Retirement Class

	10/31/10	†	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$8.31		$7.91	$8.25	$10.44	$8.76	$9.12

Gain from investment operations:
Net investment income (a)	0.00	(e)	0.08	0.09	0.13	0.15	0.12
Net realized and unrealized gain (loss) on total investments	0.31		0.40	(0.33)	(1.93)	2.08	0.77

Total gain (loss) from investment operations	0.31		0.48	(0.24)	(1.80)	2.23	0.89

Less distributions from:
Net investment income	—		(0.08)	(0.10)	(0.15)	(0.16)	(0.11)
Net realized gains	—		—	—	(0.24)	(0.39)	(1.14)

Total distributions	—		(0.08)	(0.10)	(0.39)	(0.55)	(1.25)

Net asset value, end of period	$8.62		$8.31	$7.91	$8.25	$10.44	$8.76

TOTAL RETURN	3.73	%(b)	6.07%	(2.66)%	(17.82)%	26.44%	10.62%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$513,285		$545,887	$488,991	$259,942	$204,746	$86,918
Ratio of expenses to average net assets before expense waiver and reimbursement	0.78	%(c)	0.73%	0.78%	0.75%	0.81%	0.74%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.77	%(c)	0.73%	0.75%	0.54%	0.38%	0.40%
Ratio of net investment income to average net assets	0.18	%(c)	0.98%	1.36%	1.36%	1.52%	1.36%
Portfolio turnover rate	13	%(b)	126%	133%	132%	84%	133%

62	2010 Annual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

GROWTH & INCOME FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retail Class

	10/31/10	†	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06	(d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.95		$9.45	$9.83	$12.36	$10.27	$10.00

Gain from investment operations:
Net investment income (a)	0.00	(e)	0.10	0.12	0.16	0.18	0.08
Net realized and unrealized gain (loss) on total investments	0.37		0.48	(0.40)	(2.30)	2.47	0.24

Total gain (loss) from investment operations	0.37		0.58	(0.28)	(2.14)	2.65	0.32

Less distributions from:
Net investment income	—		(0.08)	(0.10)	(0.15)	(0.17)	(0.05)
Net realized gains	—		—	—	(0.24)	(0.39)	—

Total distributions	—		(0.08)	(0.10)	(0.39)	(0.56)	(0.05)

Net asset value, end of period	$10.32		$9.95	$9.45	$9.83	$12.36	$10.27

TOTAL RETURN	3.72	%(b)	6.17%	(2.63)%	(17.78)%	26.67%	3.22	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$501,950		$487,427	$475,828	$506,760	$635,012	$2,632
Ratio of expenses to average net assets before expense waiver and reimbursement	0.75	%(c)	0.66%	0.94%	0.87%	1.00%	4.10	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.74	%(c)	0.66%	0.70%	0.46%	0.24%	0.43	%(c)
Ratio of net investment income to average net assets	0.20	%(c)	1.04%	1.48%	1.43%	1.58%	1.55	%(c)
Portfolio turnover rate	13	%(b)	126%	133%	132%	84%	133%

	Premier Class

	10/31/10	†	9/30/10	9/30/09	*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$8.23		$7.83	$7.83

Gain from investment operations:
Net investment income (a)	0.00	(e)	0.09	0.00	(e)
Net realized and unrealized gain on total investments	0.30		0.40	—

Total gain from investment operations	0.30		0.49	0.00	(e)

Less distributions from:
Net investment income	—		(0.09)	—
Net realized gains	—		—	—

Total distributions	—		(0.09)	—

Net asset value, end of period	$8.53		$8.23	$7.83

TOTAL RETURN	3.65	%(b)	6.25%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$112,196		$72,282	$250
Ratio of expenses to average net assets before expense waiver and reimbursement	0.68	%(c)	0.64%	221.06	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.67	%(c)	0.64%	0.67	%(c)
Ratio of net investment income to average net assets	0.22	%(c)	1.07%	0.00	%(c)
Portfolio turnover rate	13	%(b)	126%	133%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	The Retail Class commenced operations on March 31, 2006.

(e)	Amount represents less than $0.01 per share.

*	The Premier Class commenced operations on September 30, 2009.

†	Amounts shown are for the one month period ended October 31, 2010 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to October 31.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2010 Annual Report	63

FINANCIAL HIGHLIGHTS	continued

INTERNATIONAL EQUITY FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	10/31/10	†	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$8.95		$8.06	$8.68	$14.98	$13.45	$12.17

Gain from investment operations:
Net investment income (a)	0.00	(e)	0.11	0.12	0.26	0.20	0.19
Net realized and unrealized gain (loss) on total investments	0.46		0.90	(0.48)	(4.67)	3.49	2.15

Total gain (loss) from investment operations	0.46		1.01	(0.36)	(4.41)	3.69	2.34

Less distributions from:
Net investment income	—		(0.12)	(0.24)	(0.15)	(0.22)	(0.22)
Net realized gains	—		—	(0.02)	(1.74)	(1.94)	(0.84)

Total distributions	—		(0.12)	(0.26)	(1.89)	(2.16)	(1.06)

Net asset value, end of period	$9.41		$8.95	$8.06	$8.68	$14.98	$13.45

TOTAL RETURN	5.14	%(b)	12.62%	(3.19)%	(33.50)%	30.49%	20.60%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$841,417		$785,755	$684,965	$606,528	$807,072	$649,747
Ratio of expenses to average net assets before expense waiver and reimbursement	0.57	%(c)	0.53%	0.58%	0.54%	0.58%	0.45%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.57	%(c)	0.53%	0.57%	0.54%	0.58%	0.45%
Ratio of net investment income to average net assets	0.39	%(c)	1.36%	1.81%	2.20%	1.47%	1.48%
Portfolio turnover rate	8	%(b)	119%	118%	204%	179%	164%

	Retirement Class

	10/31/10	†	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.20		$8.29	$8.90	$15.32	$13.72	$12.41

Gain from investment operations:
Net investment income (a)	0.00	(e)	0.09	0.10	0.25	0.19	0.16
Net realized and unrealized gain (loss) on total investments	0.48		0.92	(0.48)	(4.79)	3.54	2.13

Total gain (loss) from investment operations	0.48		1.01	(0.38)	(4.54)	3.73	2.29

Less distributions from:
Net investment income	—		(0.10)	(0.21)	(0.14)	(0.19)	(0.14)
Net realized gains	—		—	(0.02)	(1.74)	(1.94)	(0.84)

Total distributions	—		(0.10)	(0.23)	(1.88)	(2.13)	(0.98)

Net asset value, end of period	$9.68		$9.20	$8.29	$8.90	$15.32	$13.72

TOTAL RETURN	5.22	%(b)	12.28%	(3.42)%	(33.64)%	30.16%	19.68%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$1,105,129		$1,124,555	$1,047,995	$1,159,940	$1,216,121	$519,870
Ratio of expenses to average net assets before expense waiver and reimbursement	0.82	%(c)	0.78%	0.83%	0.79%	0.84%	0.76%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.82	%(c)	0.78%	0.82%	0.79%	0.80%	0.74%
Ratio of net investment income to average net assets	0.12	%(c)	1.07%	1.53%	2.08%	1.36%	1.27%
Portfolio turnover rate	8	%(b)	119%	118%	204%	179%	164%

64	2010 Annual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

INTERNATIONAL EQUITY FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retail Class

	10/31/10	†	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06	(d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$6.27		$5.69	$6.22	$11.29	$10.63	$10.00

Gain from investment operations:
Net investment income (a)	0.00	(e)	0.06	0.07	0.17	0.22	0.05
Net realized and unrealized gain (loss) on total investments	0.32		0.63	(0.35)	(3.35)	2.59	0.58

Total gain (loss) from investment operations	0.32		0.69	(0.28)	(3.18)	2.81	0.63

Less distributions from:
Net investment income	—		(0.11)	(0.23)	(0.15)	(0.21)	—
Net realized gains	—		—	(0.02)	(1.74)	(1.94)	—

Total distributions	—		(0.11)	(0.25)	(1.89)	(2.15)	—

Net asset value, end of period	$6.59		$6.27	$5.69	$6.22	$11.29	$10.63

TOTAL RETURN	5.10	%(b)	12.28%	(3.29)%	(33.62)%	30.34%	6.30	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$314,977		$301,044	$284,678	$316,827	$526,418	$13,943
Ratio of expenses to average net assets before expense waiver and reimbursement	0.80	%(c)	0.72%	1.02%	0.89%	0.95%	1.36	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.80	%(c)	0.72%	0.79%	0.69%	0.75%	0.80	%(c)
Ratio of net investment income to average net assets	0.17	%(c)	1.12%	1.56%	1.95%	2.02%	0.94	%(c)
Portfolio turnover rate	8	%(b)	119%	118%	204%	179%	164%

	Premier Class

	10/31/10	†	9/30/10	9/30/09	*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$8.93		$8.06	$8.06

Gain from investment operations:
Net investment income (a)	0.00	(e)	0.13	0.00	(e)
Net realized and unrealized gain on total investments	0.47		0.85	—

Total gain from investment operations	0.47		0.98	0.00	(e)

Less distributions from:
Net investment income	—		(0.11)	—
Net realized gains	—		—	—

Total distributions	—		(0.11)	—

Net asset value, end of period	$9.40		$8.93	$8.06

TOTAL RETURN	5.26	%(b)	12.32%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$178,553		$90,273	$250
Ratio of expenses to average net assets before expense waiver and reimbursement	0.72	%(c)	0.68%	221.11	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.72	%(c)	0.68%	0.75	%(c)
Ratio of net investment income to average net assets	0.55	%(c)	1.55%	0.00	%(c)
Portfolio turnover rate	8	%(b)	119%	118%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	The Retail Class commenced operations on March 31, 2006.

(e)	Amount represents less than $0.01 per share.

*	The Premier Class commenced operations on September 30, 2009.

†	Amounts shown are for the one month period ended October 31, 2010 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to October 31.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2010 Annual Report	65

FINANCIAL HIGHLIGHTS	continued

EMERGING MARKETS EQUITY FUND ▪ FOR THE PERIOD ENDED

	Institutional Class

	10/31/10‡

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	10.00

Gain from investment operations:
Net investment income (a)	0.01
Net realized and unrealized gain on total investments	1.34

Total gain from investment operations	1.35

Less distributions from:
Net investment income	—
Net realized gains	—

Total distributions	—

Net asset value, end of period	$11.35

TOTAL RETURN	13.50	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$156,464
Ratio of expenses to average net assets before expense waiver and reimbursement	2.00	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.95	%(c)
Ratio of net investment income to average net assets	0.42	%(c)
Portfolio turnover rate	9	%(b)

	Retirement Class

	10/31/10‡

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	10.00

Gain from investment operations:
Net investment income (a)	0.00	(e)
Net realized and unrealized gain on total investments	1.34

Total gain from investment operations	1.34

Less distributions from:
Net investment income	—
Net realized gains	—

Total distributions	—

Net asset value, end of period	$11.34

TOTAL RETURN	13.40	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$1,134
Ratio of expenses to average net assets before expense waiver and reimbursement	2.98	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	1.20	%(c)
Ratio of net investment income to average net assets	0.27	%(c)
Portfolio turnover rate	9	%(b)

66	2010 Annual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

EMERGING MARKETS EQUITY FUND ▪ FOR THE PERIOD ENDED

	Retail Class

	10/31/10‡

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	10.00

Gain from investment operations:
Net investment income (a)	0.00	(e)
Net realized and unrealized gain on total investments	1.34

Total gain from investment operations	1.34

Less distributions from:
Net investment income	—
Net realized gains	—

Total distributions	—

Net asset value, end of period	$11.34

TOTAL RETURN	13.40	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$2,189
Ratio of expenses to average net assets before expense waiver and reimbursement	2.80	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	1.34	%(c)
Ratio of net investment income to average net assets	(0.03	)%(c)
Portfolio turnover rate	9	%(b)

	Premier Class

	10/31/10‡

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	10.00

Gain from investment operations:
Net investment income (a)	0.01
Net realized and unrealized gain on total investments	1.33

Total gain from investment operations	1.34

Less distributions from:
Net investment income	—
Net realized gains	—

Total distributions	—

Net asset value, end of period	$11.34

TOTAL RETURN	13.40	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$1,134
Ratio of expenses to average net assets before expense waiver and reimbursement	2.89	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	1.10	%(c)
Ratio of net investment income to average net assets	0.37	%(c)
Portfolio turnover rate	9	%(b)

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(e)	Amount represents less than $0.01 per share.

‡	The Fund commenced operations on August 31, 2010.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2010 Annual Report	67

FINANCIAL HIGHLIGHTS	continued

LARGE-CAP GROWTH FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	10/31/10	†	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06	(d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.38		$8.51	$8.96	$12.04	$9.68	$10.00

Gain from investment operations:
Net investment income (a)	0.00	(e)	0.04	0.06	0.08	0.10	0.05
Net realized and unrealized gain (loss) on total investments	0.53		0.88	(0.44)	(2.47)	2.31	(0.37)

Total gain (loss) from investment operations	0.53		0.92	(0.38)	(2.39)	2.41	(0.32)

Less distributions from:
Net investment income	—		(0.05)	(0.07)	(0.08)	(0.05)	—
Net realized gains	—		—	—	(0.57)	—	—
Return of Capital	—		—	—	(0.04)	—	—

Total distributions	—		(0.05)	(0.07)	(0.69)	(0.05)	—

Net asset value, end of period	$9.91		$9.38	$8.51	$8.96	$12.04	$9.68

TOTAL RETURN	5.65	%(b)	10.82%	(3.97)%	(21.14)%	24.97%	(3.20	)%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$542,509		$497,251	$333,710	$127,255	$169,352	$12,465
Ratio of expenses to average net assets before expense waiver and reimbursement	0.58	%(c)	0.50%	0.53%	0.54%	0.65%	1.97	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.52	%(c)	0.50%	0.50%	0.31%	0.13%	0.13	%(c)
Ratio of net investment income to average net assets	(0.22	)%(c)	0.45%	0.76%	0.77%	0.95%	0.97	%(c)
Portfolio turnover rate	18	%(b)	214%	269%	192%	189%	81	%(b)

	Retirement Class

	10/31/10	†	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06	(d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.35		$8.48	$8.90	$12.00	$9.67	$10.00

Gain from investment operations:
Net investment income (a)	0.00	(e)	0.02	0.04	0.05	0.18	0.03
Net realized and unrealized gain (loss) on total investments	0.52		0.88	(0.42)	(2.47)	2.19	(0.36)

Total gain (loss) from investment operations	0.52		0.90	(0.38)	(2.42)	2.37	(0.33)

Less distributions from:
Net investment income	—		(0.03)	(0.04)	(0.07)	(0.04)	—
Net realized gains	—		—	—	(0.57)	—	—
Return of Capital	—		—	—	(0.04)	—	—

Total distributions	—		(0.03)	(0.04)	(0.68)	(0.04)	—

Net asset value, end of period	$9.87		$9.35	$8.48	$8.90	$12.00	$9.67

TOTAL RETURN	5.56	%(b)	10.65%	(4.17)%	(21.45)%	24.67%	(3.30	)%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$40,808		$38,261	$39,754	$31,406	$28,308	$2,145
Ratio of expenses to average net assets before expense waiver and reimbursement	0.83	%(c)	0.75%	0.77%	0.78%	0.94%	6.76	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.77	%(c)	0.75%	0.72%	0.57%	0.38%	0.38	%(c)
Ratio of net investment income to average net assets	(0.47	)%(c)	0.20%	0.55%	0.50%	1.67%	0.69	%(c)
Portfolio turnover rate	18	%(b)	214%	269%	192%	189%	81	%(b)

68	2010 Annual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LARGE-CAP GROWTH FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retail Class

	10/31/10	†	9/30/10	9/30/09		9/30/08	9/30/07	9/30/06	(d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.37		$8.49	$8.93		$12.02	$9.67	$10.00

Gain from investment operations:
Net investment income (a)	0.00	(e)	0.02	0.04		0.06	0.09	0.03
Net realized and unrealized gain (loss) on total investments	0.52		0.89	(0.43)		(2.48)	2.31	(0.36)

Total gain (loss) from investment operations	0.52		0.91	(0.39)		(2.42)	2.40	(0.33)

Less distributions from:
Net investment income	—		(0.03)	(0.05)		(0.06)	(0.05)	—
Net realized gains	—		—	—		(0.57)	—	—
Return of Capital	—		—	—		(0.04)	—	—

Total distributions	—		(0.03)	(0.05)		(0.67)	(0.05)	—

Net asset value, end of period	$9.89		$9.37	$8.49		$8.93	$12.02	$9.67

TOTAL RETURN	5.55	%(b)	10.78%	(4.21)%		(21.40)%	24.89%	(3.30	)%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$357,252		$340,417	$325,741		$344,298	$439,678	$2,196
Ratio of expenses to average net assets before expense waiver and reimbursement	0.84	%(c)	0.67%	1.05%		1.01%	1.22%	5.35	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.79	%(c)	0.67%	0.67%		0.52%	0.21%	0.43	%(c)
Ratio of net investment income to average net assets	(0.49	)%(c)	0.28%	0.63%		0.55%	0.82%	0.61	%(c)
Portfolio turnover rate	18	%(b)	214%	269%		192%	189%	81	%(b)

	Premier Class

	10/31/10†		9/30/10	9/30/09*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.38		$8.51	$8.51

Gain from investment operations:
Net investment income (a)	0.00	(e)	0.02	0.00	(e)
Net realized and unrealized gain on total investments	0.52		0.90	—

Total gain from investment operations	0.52		0.92	0.00	(e)

Less distributions from:
Net investment income	—		(0.05)	—
Net realized gains	—		—	—

Total distributions	—		(0.05)	—

Net asset value, end of period	$9.90		$9.38	$8.51

TOTAL RETURN	5.54	%(b)	10.78%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$6,771		$4,650	$250
Ratio of expenses to average net assets before expense waiver and reimbursement	0.73	%(c)	0.66%	221.05	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.67	%(c)	0.66%	0.67	%(c)
Ratio of net investment income to average net assets	(0.36	)%(c)	0.26%	0.00	%(c)
Portfolio turnover rate	18	%(b)	214%	269%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	The Fund commenced operations on March 31, 2006.

(e)	Amount represents less than $0.01 per share.

*	The Premier Class commenced operations on September 30, 2009.

†	Amounts shown are for the one month period ended October 31, 2010 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to October 31.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2010 Annual Report	69

FINANCIAL HIGHLIGHTS	continued

LARGE-CAP VALUE FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	10/31/10	†	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.83		$11.14	$11.56	$17.02	$15.73	$14.41

Gain from investment operations:
Net investment income (a)	0.01		0.18	0.19	0.28	0.30	0.27
Net realized and unrealized gain (loss) on total investments	0.37		0.66	(0.35)	(4.58)	2.10	1.75

Total gain (loss) from investment operations	0.38		0.84	(0.16)	(4.30)	2.40	2.02

Less distributions from:
Net investment income	—		(0.15)	(0.26)	(0.25)	(0.26)	(0.22)
Net realized gains	—		—	—	(0.91)	(0.85)	(0.48)

Total distributions	—		(0.15)	(0.26)	(1.16)	(1.11)	(0.70)

Net asset value, end of period	$12.21		$11.83	$11.14	$11.56	$17.02	$15.73

TOTAL RETURN	3.21	%(b)	7.59%	(0.66)%	(26.78)%	15.71%	14.47%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$643,951		$580,659	$372,327	$401,478	$487,144	$215,614
Ratio of expenses to average net assets before expense waiver and reimbursement	0.53	%(c)	0.49%	0.53%	0.49%	0.52%	0.38%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.52	%(c)	0.49%	0.52%	0.49%	0.50%	0.38%
Ratio of net investment income to average net assets	0.89	%(c)	1.53%	2.17%	2.03%	1.78%	1.84%
Portfolio turnover rate	11	%(b)	73%	139%	151%	136%	115%

	Retirement Class

	10/31/10	†	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.78		$11.10	$11.51	$16.96	$15.68	$14.43

Gain from investment operations:
Net investment income (a)	0.01		0.14	0.17	0.25	0.26	0.23
Net realized and unrealized gain (loss) on total investments	0.36		0.66	(0.35)	(4.57)	2.10	1.75

Total gain (loss) from investment operations	0.37		0.80	(0.18)	(4.32)	2.36	1.98

Less distributions from:
Net investment income	—		(0.12)	(0.23)	(0.22)	(0.23)	(0.25)
Net realized gains	—		—	—	(0.91)	(0.85)	(0.48)

Total distributions	—		(0.12)	(0.23)	(1.13)	(1.08)	(0.73)

Net asset value, end of period	$12.15		$11.78	$11.10	$11.51	$16.96	$15.68

TOTAL RETURN	3.14	%(b)	7.33%	(0.88)%	(26.99)%	15.51%	14.21%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$788,706		$818,179	$630,788	$500,288	$500,511	$257,287
Ratio of expenses to average net assets before expense waiver and reimbursement	0.78	%(c)	0.74%	0.77%	0.74%	0.75%	0.68%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.77	%(c)	0.74%	0.76%	0.74%	0.73%	0.67%
Ratio of net investment income to average net assets	0.66	%(c)	1.27%	1.86%	1.78%	1.55%	1.54%
Portfolio turnover rate	11	%(b)	73%	139%	151%	136%	115%

70	2010 Annual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LARGE-CAP VALUE FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retail Class

	10/31/10	†	9/30/10	9/30/09		9/30/08	9/30/07	9/30/06

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.49		$10.84	$11.26		$16.60	$15.36	$14.17

Gain from investment operations:
Net investment income (a)	0.01		0.14	0.17		0.25	0.28	0.25
Net realized and unrealized gain (loss) on total investments	0.36		0.64	(0.34)		(4.45)	2.06	1.71

Total gain (loss) from investment operations	0.37		0.78	(0.17)		(4.20)	2.34	1.96

Less distributions from:
Net investment income	—		(0.13)	(0.25)		(0.23)	(0.25)	(0.29)
Net realized gains	—		—	—		(0.91)	(0.85)	(0.48)

Total distributions	—		(0.13)	(0.25)		(1.14)	(1.10)	(0.77)

Net asset value, end of period	$11.86		$11.49	$10.84		$11.26	$16.60	$15.36

TOTAL RETURN	3.22	%(b)	7.28%	(0.82)%		(26.87)%	15.70%	14.35%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$81,100		$79,558	$74,703		$74,487	$115,149	$198,739
Ratio of expenses to average net assets before expense waiver and reimbursement	0.75	%(c)	0.70%	0.92%		0.77%	0.71%	0.53%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.74	%(c)	0.70%	0.71%		0.64%	0.55%	0.53%
Ratio of net investment income to average net assets	0.68	%(c)	1.30%	1.96%		1.85%	1.72%	1.69%
Portfolio turnover rate	11	%(b)	73%	139%		151%	136%	115%

	Premier Class

	10/31/10†		9/30/10	9/30/09*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.82		$11.14	$11.14

Gain from investment operations:
Net investment income (a)	0.01		0.16	0.00	(e)
Net realized and unrealized gain on total investments	0.37		0.66	—

Total gain from investment operations	0.38		0.82	0.00	(e)

Less distributions from:
Net investment income	—		(0.14)	—
Net realized gains	—		—	—

Total distributions	—		(0.14)	—

Net asset value, end of period	$12.20		$11.82	$11.14

TOTAL RETURN	3.21	%(b)	7.46%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$163,731		$114,733	$250
Ratio of expenses to average net assets before expense waiver and reimbursement	0.68	%(c)	0.64%	221.09	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.67	%(c)	0.64%	0.67	%(c)
Ratio of net investment income to average net assets	0.68	%(c)	1.39%	0.00	%(c)
Portfolio turnover rate	11	%(b)	73%	139%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(e)	Amount represents less than $0.01 per share.

*	The Premier Class commenced operations on September 30, 2009.

†	Amounts shown are for the one month period ended October 31, 2010 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to October 31.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2010 Annual Report	71

FINANCIAL HIGHLIGHTS	continued

MID-CAP GROWTH FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	10/31/10	†	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$16.85		$13.90	$14.30	$20.33	$17.01	$17.01

Gain from investment operations:
Net investment income (a)	0.00	(e)	0.03	0.04	0.06	0.03	0.06
Net realized and unrealized gain (loss) on total investments	0.72		2.95	(0.41)	(4.65)	4.20	0.41

Total gain (loss) from investment operations	0.72		2.98	(0.37)	(4.59)	4.23	0.47

Less distributions from:
Net investment income	—		(0.03)	(0.03)	(0.04)	(0.05)	(0.02)
Net realized gains	—		—	—	(1.40)	(0.86)	(0.45)

Total distributions	—		(0.03)	(0.03)	(1.44)	(0.91)	(0.47)

Net asset value, end of period	$17.57		$16.85	$13.90	$14.30	$20.33	$17.01

TOTAL RETURN	4.27	%(b)	21.48%	(2.49)%	(24.33)%	25.76%	2.72%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$174,007		$151,222	$92,912	$53,843	$51,145	$34,088
Ratio of expenses to average net assets before expense waiver and reimbursement	0.58	%(c)	0.52%	0.53%	0.55%	0.59%	0.50%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.55	%(c)	0.52%	0.52%	0.55%	0.55%	0.43%
Ratio of net investment income to average net assets	(0.29	)%(c)	0.18%	0.35%	0.31%	0.18%	0.36%
Portfolio turnover rate	9	%(b)	77%	80%	111%	127%	147%

	Retirement Class

	10/31/10	†	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$16.64		$13.74	$14.12	$20.12	$16.84	$16.88

Gain from investment operations:
Net investment income (a)	(0.01)		(0.01)	0.01	0.01	0.00 (e)	0.02
Net realized and unrealized gain (loss) on total investments	0.72		2.92	(0.39)	(4.60)	4.16	0.39

Total gain (loss) from investment operations	0.71		2.91	(0.38)	(4.59)	4.16	0.41

Less distributions from:
Net investment income	—		(0.01)	—	(0.01)	(0.02)	—
Net realized gains	—		—	—	(1.40)	(0.86)	(0.45)

Total distributions	—		(0.01)	—	(1.41)	(0.88)	(0.45)

Net asset value, end of period	$17.35		$16.64	$13.74	$14.12	$20.12	$16.84

TOTAL RETURN	4.21	%(b)	21.16%	(2.69)%	(24.56)%	25.54%	2.42%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$597,228		$619,355	$525,148	$348,993	$313,908	$164,771
Ratio of expenses to average net assets before expense waiver and reimbursement	0.83	%(c)	0.77%	0.78%	0.80%	0.84%	0.72%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.80	%(c)	0.77%	0.76%	0.80%	0.78%	0.69%
Ratio of net investment income to average net assets	(0.54	)%(c)	(0.08)%	0.10%	0.06%	(0.05)%	0.13%
Portfolio turnover rate	9	%(b)	77%	80%	111%	127%	147%

72	2010 Annual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

MID-CAP GROWTH FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retail Class

	10/31/10†		9/30/10	9/30/09		9/30/08	9/30/07	9/30/06

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$16.66		$13.76	$14.15		$20.14	$16.85	$16.89

Gain from investment operations:
Net investment income (a)	(0.01)		(0.01)	0.02		0.03	0.00 (e)	0.02
Net realized and unrealized gain (loss) on total investments	0.72		2.92	(0.40)		(4.61)	4.17	0.40

Total gain (loss) from investment operations	0.71		2.91	(0.38)		(4.58)	4.17	0.42

Less distributions from:
Net investment income	—		(0.01)	(0.01)		(0.01)	(0.02)	(0.01)
Net realized gains	—		—	—		(1.40)	(0.86)	(0.45)

Total distributions	—		(0.01)	(0.01)		(1.41)	(0.88)	(0.46)

Net asset value, end of period	$17.37		$16.66	$13.76		$14.15	$20.14	$16.85

TOTAL RETURN	4.26	%(b)	21.15%	(2.69)%		(24.46)%	25.66%	2.37%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$93,257		$88,419	$68,849		$62,390	$84,847	$68,416
Ratio of expenses to average net assets before expense waiver and reimbursement	0.80	%(c)	0.75%	0.97%		0.87%	0.90%	0.68%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.77	%(c)	0.75%	0.73%		0.69%	0.70%	0.68%
Ratio of net investment income to average net assets	(0.52	)%(c)	(0.05)%	0.15%		0.17%	0.03%	0.13%
Portfolio turnover rate	9	%(b)	77%	80%		111%	127%	147%

	Premier Class

	10/31/10	†	9/30/10	9/30/09	*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$16.83		$13.90	$13.90

Gain from investment operations:
Net investment income (a)	(0.01)		0.00 (e)	0.00	(e)
Net realized and unrealized gain on total investments	0.72		2.96	—

Total gain from investment operations	0.71		2.96	0.00	(e)

Less distributions from:
Net investment income	—		(0.03)	—
Net realized gains	—		—	—

Total distributions	—		(0.03)	—

Net asset value, end of period	$17.54		$16.83	$13.90

TOTAL RETURN	4.22	%(b)	21.29%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$140,980		$85,529	$250
Ratio of expenses to average net assets before expense waiver and reimbursement	0.73	%(c)	0.67%	221.08	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.70	%(c)	0.67%	0.70	%(c)
Ratio of net investment income to average net assets	(0.44	)%(c)	0.00%	0.00	%(c)
Portfolio turnover rate	9	%(b)	77%	80%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(e)	Amount represents less than $0.01 per share.

*	The Premier Class commenced operations on September 30, 2009.

†	Amounts shown are for the one month period ended October 31, 2010 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to October 31.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2010 Annual Report	73

FINANCIAL HIGHLIGHTS	continued

MID-CAP VALUE FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	10/31/10	†	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$15.42		$13.89	$14.78	$20.34	$18.59	$17.57

Gain from investment operations:
Net investment income (a)	0.00	(e)	0.24	0.24	0.30	0.35	0.26
Net realized and unrealized gain (loss) on total investments	0.54		1.49	(0.88)	(4.54)	3.33	1.87

Total gain (loss) from investment operations	0.54		1.73	(0.64)	(4.24)	3.68	2.13

Less distributions from:
Net investment income	—		(0.20)	(0.22)	(0.26)	(0.31)	(0.23)
Net realized gains	—		—	(0.03)	(1.06)	(1.62)	(0.88)

Total distributions	—		(0.20)	(0.25)	(1.32)	(1.93)	(1.11)

Net asset value, end of period	$15.96		$15.42	$13.89	$14.78	$20.34	$18.59

TOTAL RETURN	3.50	%(b)	12.58%	(3.74)%	(22.03)%	21.03%	12.68%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$446,584		$395,329	$201,400	$127,218	$58,763	$38,173
Ratio of expenses to average net assets before expense waiver and reimbursement	0.52	%(c)	0.49%	0.54%	0.51%	0.53%	0.47%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.52	%(c)	0.49%	0.54%	0.51%	0.53%	0.43%
Ratio of net investment income to average net assets	0.17	%(c)	1.65%	2.18%	1.74%	1.76%	1.46%
Portfolio turnover rate	4	%(b)	51%	57%	41%	90%	131%

	Retirement Class

	10/31/10	†	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$15.33		$13.81	$14.69	$20.23	$18.51	$17.52

Gain from investment operations:
Net investment income (a)	0.00	(e)	0.20	0.21	0.26	0.29	0.21
Net realized and unrealized gain (loss) on total investments	0.53		1.49	(0.87)	(4.53)	3.32	1.87

Total gain (loss) from investment operations	0.53		1.69	(0.66)	(4.27)	3.61	2.08

Less distributions from:
Net investment income	—		(0.17)	(0.19)	(0.21)	(0.27)	(0.21)
Net realized gains	—		—	(0.03)	(1.06)	(1.62)	(0.88)

Total distributions	—		(0.17)	(0.22)	(1.27)	(1.89)	(1.09)

Net asset value, end of period	$15.86		$15.33	$13.81	$14.69	$20.23	$18.51

TOTAL RETURN	3.39	%(b)	12.38%	(3.98)%	(22.25)%	20.70%	12.42%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$1,311,060		$1,344,289	$1,052,151	$683,125	$600,104	$318,024
Ratio of expenses to average net assets before expense waiver and reimbursement	0.77	%(c)	0.74%	0.79%	0.76%	0.78%	0.69%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.77	%(c)	0.74%	0.79%	0.76%	0.78%	0.68%
Ratio of net investment income to average net assets	(0.08	)%(c)	1.39%	1.93%	1.52%	1.47%	1.20%
Portfolio turnover rate	4	%(b)	51%	57%	41%	90%	131%

74	2010 Annual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

MID-CAP VALUE FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retail Class

	10/31/10	†	9/30/10	9/30/09		9/30/08	9/30/07	9/30/06

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$15.15		$13.66	$14.55		$20.04	$18.34	$17.36

Gain from investment operations:
Net investment income (a)	0.00	(e)	0.20	0.22		0.29	0.32	0.22
Net realized and unrealized gain (loss) on total investments	0.53		1.47	(0.87)		(4.49)	3.29	1.85

Total gain (loss) from investment operations	0.53		1.67	(0.65)		(4.20)	3.61	2.07

Less distributions from:
Net investment income	—		(0.18)	(0.21)		(0.23)	(0.29)	(0.22)
Net realized gains	—		—	(0.03)		(1.06)	(1.62)	(0.87)

Total distributions	—		(0.18)	(0.24)		(1.29)	(1.91)	(1.09)

Net asset value, end of period	$15.68		$15.15	$13.66		$14.55	$20.04	$18.34

TOTAL RETURN	3.50	%(b)	12.35%	(3.94)%		(22.09)%	20.87%	12.51%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$172,489		$167,576	$140,846		$152,818	$198,698	$125,871
Ratio of expenses to average net assets before expense waiver and reimbursement	0.72	%(c)	0.69%	0.92%		0.79%	0.79%	0.63%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.72	%(c)	0.69%	0.74%		0.62%	0.63%	0.63%
Ratio of net investment income to average net assets	(0.03	)%(c)	1.43%	2.03%		1.69%	1.65%	1.25%
Portfolio turnover rate	4	%(b)	51%	57%		41%	90%	131%

	Premier Class

	10/31/10	†	9/30/10	9/30/09	*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$15.40		$13.89	$13.89

Gain from investment operations:
Net investment income (a)	0.00	(e)	0.22	0.00	(e)
Net realized and unrealized gain on total investments	0.54		1.48	—

Total gain from investment operations	0.54		1.70	0.00	(e)

Less distributions from:
Net investment income	—		(0.19)	—
Net realized gains	—		—	—

Total distributions	—		(0.19)	—

Net asset value, end of period	$15.94		$15.40	$13.89

TOTAL RETURN	3.44	%(b)	12.39%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$248,261		$170,223	$250
Ratio of expenses to average net assets before expense waiver and reimbursement	0.67	%(c)	0.64%	221.06	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.67	%(c)	0.64%	0.70	%(c)
Ratio of net investment income to average net assets	0.00	%(c)	1.50%	0.00	%(c)
Portfolio turnover rate	4	%(b)	51%	57%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(e)	Amount represents less than $0.01 per share.

*	The Premier Class commenced operations on September 30, 2009.

†	Amounts shown are for the one month period ended October 31, 2010 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to October 31.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2010 Annual Report	75

FINANCIAL HIGHLIGHTS	continued

SMALL-CAP EQUITY FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	10/31/10	†	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$12.58		$11.02	$12.12	$15.43	$15.91	$15.84

Gain from investment operations:
Net investment income (a)	0.00	(e)	0.09	0.09	0.12	0.19	0.10
Net realized and unrealized gain (loss) on total investments	0.55		1.55	(1.13)	(2.36)	0.99	1.41

Total gain (loss) from investment operations	0.55		1.64	(1.04)	(2.24)	1.18	1.51

Less distributions from:
Net investment income	—		(0.08)	(0.06)	(0.15)	(0.11)	(0.11)
Net realized gains	—		—	—	(0.92)	(1.55)	(1.33)

Total distributions	—		(0.08)	(0.06)	(1.07)	(1.66)	(1.44)

Net asset value, end of period	$13.13		$12.58	$11.02	$12.12	$15.43	$15.91

TOTAL RETURN	4.37	%(b)	14.94%	(8.34)%	(15.23)%	7.43%	10.15%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$404,053		$365,132	$253,985	$190,667	$181,032	$115,273
Ratio of expenses to average net assets before expense waiver and reimbursement	0.58	%(c)	0.52%	0.57%	0.53%	0.57%	0.43%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.54	%(c)	0.51%	0.53%	0.53%	0.55%	0.41%
Ratio of net investment income to average net assets	0.13	%(c)	0.75%	1.01%	0.91%	1.16%	0.66%
Portfolio turnover rate	3	%(b)	87%	91%	114%	127%	264%

	Retirement Class

	10/31/10	†	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$12.41		$10.88	$11.95	$15.23	$15.73	$15.71

Gain from investment operations:
Net investment income (a)	0.00	(e)	0.06	0.07	0.09	0.15	0.06
Net realized and unrealized gain (loss) on total investments	0.53		1.52	(1.11)	(2.34)	0.98	1.40

Total gain (loss) from investment operations	0.53		1.58	(1.04)	(2.25)	1.13	1.46

Less distributions from:
Net investment income	—		(0.05)	(0.03)	(0.11)	(0.08)	(0.11)
Net realized gains	—		—	—	(0.92)	(1.55)	(1.33)

Total distributions	—		(0.05)	(0.03)	(1.03)	(1.63)	(1.44)

Net asset value, end of period	$12.94		$12.41	$10.88	$11.95	$15.23	$15.73

TOTAL RETURN	4.35	%(b)	14.64%	(8.57)%	(15.39)%	7.15%	9.90%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$479,234		$490,390	$351,575	$285,643	$267,273	$216,828
Ratio of expenses to average net assets before expense waiver and reimbursement	0.83	%(c)	0.77%	0.82%	0.78%	0.81%	0.72%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.79	%(c)	0.76%	0.78%	0.78%	0.78%	0.69%
Ratio of net investment income to average net assets	(0.11	)%(c)	0.50%	0.76%	0.66%	0.92%	0.39%
Portfolio turnover rate	3	%(b)	87%	91%	114%	127%	264%

76	2010 Annual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

SMALL-CAP EQUITY FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retail Class

	10/31/10	†	9/30/10	9/30/09		9/30/08	9/30/07	9/30/06

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$12.35		$10.83	$11.91		$15.18	$15.66	$15.65

Gain from investment operations:
Net investment income (a)	0.00	(e)	0.06	0.08		0.09	0.15	0.07
Net realized and unrealized gain (loss) on total investments	0.54		1.52	(1.12)		(2.33)	1.01	1.39

Total gain (loss) from investment operations	0.54		1.58	(1.04)		(2.24)	1.16	1.46

Less distributions from:
Net investment income	—		(0.06)	(0.04)		(0.11)	(0.09)	(0.12)
Net realized gains	—		—	—		(0.92)	(1.55)	(1.33)

Total distributions	—		(0.06)	(0.04)		(1.03)	(1.64)	(1.45)

Net asset value, end of period	$12.89		$12.35	$10.83		$11.91	$15.18	$15.66

TOTAL RETURN	4.37	%(b)	14.66%	(8.59)%		(15.37)%	7.39%	9.97%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$58,724		$56,094	$47,020		$50,731	$68,843	$85,719
Ratio of expenses to average net assets before expense waiver and reimbursement	0.83	%(c)	0.76%	1.04%		0.87%	0.86%	0.61%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.79	%(c)	0.74%	0.71%		0.72%	0.69%	0.61%
Ratio of net investment income to average net assets	(0.12	)%(c)	0.51%	0.86%		0.71%	0.95%	0.48%
Portfolio turnover rate	3	%(b)	87%	91%		114%	127%	264%

	Premier Class

	10/31/10	†	9/30/10	9/30/09	*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$12.57		$11.02	$11.02

Gain from investment operations:
Net investment income (a)	0.00	(e)	0.06	0.00	(e)
Net realized and unrealized gain on total investments	0.54		1.56	—

Total gain from investment operations	0.54		1.62	0.00	(e)

Less distributions from:
Net investment income	—		(0.07)	—
Net realized gains	—		—	—

Total distributions	—		(0.07)	—

Net asset value, end of period	$13.11		$12.57	$11.02

TOTAL RETURN	4.30	%(b)	14.81%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$90,330		$46,963	$250
Ratio of expenses to average net assets before expense waiver and reimbursement	0.73	%(c)	0.68%	221.09	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.69	%(c)	0.66%	0.70	%(c)
Ratio of net investment income to average net assets	(0.05	)%(c)	0.50%	0.00	%(c)
Portfolio turnover rate	3	%(b)	87%	91%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(e)	Amount represents less than $0.01 per share.

*	The Premier Class commenced operations on September 30, 2009.

†	Amounts shown are for the one month period ended October 31, 2010 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to October 31.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2010 Annual Report	77

FINANCIAL HIGHLIGHTS	continued

ENHANCED INTERNATIONAL EQUITY INDEX FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	10/31/10	†	9/30/10	9/30/09	9/30/08	(d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$6.82		$6.71	$6.85	$10.00

Gain from investment operations:
Net investment income (a)	0.00	(e)	0.18	0.17	0.27
Net realized and unrealized gain (loss) on total investments	0.29		0.08	(0.20)	(3.41)

Total gain (loss) from investment operations	0.29		0.26	(0.03)	(3.14)

Less distributions from:
Net investment income	—		(0.15)	(0.11)	(0.01)
Net realized gains	—		—	—	—

Total distributions	—		(0.15)	(0.11)	(0.01)

Net asset value, end of period	$7.11		$6.82	$6.71	$6.85

TOTAL RETURN	4.25	%(b)	3.88%	0.05%	(31.42	)%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$536,717		$518,371	$359,697	$166,418
Ratio of expenses to average net assets before expense waiver and reimbursement	0.66	%(c)	0.53%	0.63%	0.72	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.55	%(c)	0.53%	0.55%	0.55	%(c)
Ratio of net investment income to average net assets	0.17	%(c)	2.74%	3.20%	3.85	%(c)
Portfolio turnover rate	10	%(b)	146%	107%	88	%(b)

ENHANCED LARGE-CAP GROWTH INDEX FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	10/31/10	†	9/30/10	9/30/09	9/30/08	(d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$8.63		$7.77	$7.99	$10.00

Gain from investment operations:
Net investment income (a)	0.00	(e)	0.10	0.09	0.07
Net realized and unrealized gain (loss) on total investments	0.42		0.85	(0.27)	(2.06)

Total gain (loss) from investment operations	0.42		0.95	(0.18)	(1.99)

Less distributions from:
Net investment income	—		(0.09)	(0.04)	(0.02)
Net realized gains	—		—	—	—

Total distributions	—		(0.09)	(0.04)	(0.02)

Net asset value, end of period	$9.05		$8.63	$7.77	$7.99

TOTAL RETURN	4.87	%(b)	12.22%	(2.04)%	(19.95	)%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$777,478		$737,787	$495,248	$162,184
Ratio of expenses to average net assets before expense waiver and reimbursement	0.47	%(c)	0.40%	0.45%	0.55	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.40	%(c)	0.39%	0.40%	0.40	%(c)
Ratio of net investment income to average net assets	0.41	%(c)	1.21%	1.39%	0.90	%(c)
Portfolio turnover rate	8	%(b)	130%	141%	111	%(b)

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	The Fund commenced operations on November 30, 2007.

(e)	Amount represents less than $0.01 per share.

†	Amounts shown are for the one month period ended October 31, 2010 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to October 31.

78	2010 Annual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

ENHANCED LARGE-CAP VALUE INDEX FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	10/31/10	†	9/30/10	9/30/09	9/30/08	(d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$7.48		$7.10	$8.03	$10.00

Gain from investment operations:
Net investment income (a)	0.01		0.14	0.15	0.19
Net realized and unrealized gain (loss) on total investments	0.23		0.36	(0.97)	(2.14)

Total gain (loss) from investment operations	0.24		0.50	(0.82)	(1.95)

Less distributions from:
Net investment income	—		(0.12)	(0.11)	(0.02)
Net realized gains	—		—	—	—

Total distributions	—		(0.12)	(0.11)	(0.02)

Net asset value, end of period	$7.72		$7.48	$7.10	$8.03

TOTAL RETURN	3.21	%(b)	7.12%	(10.01)%	(19.51	)%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$752,004		$726,396	$498,134	$158,440
Ratio of expenses to average net assets before expense waiver and reimbursement	0.47	%(c)	0.40%	0.45%	0.58	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.40	%(c)	0.39%	0.40%	0.40	%(c)
Ratio of net investment income to average net assets	1.44	%(c)	1.87%	2.50%	2.64	%(c)
Portfolio turnover rate	10	%(b)	54%	66%	70	%(b)

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	The Fund commenced operations on November 30, 2007.

†	Amounts shown are for the one month period ended October 31, 2010 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to October 31.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2010 Annual Report	79

FINANCIAL HIGHLIGHTS	continued

SOCIAL CHOICE EQUITY FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	10/31/10	†	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.81		$8.92	$9.72	$12.25	$10.97	$10.13

Gain from investment operations:
Net investment income (a)	0.01		0.18	0.16	0.20	0.20	0.18
Net realized and unrealized gain (loss) on total investments	0.39		0.86	(0.79)	(2.46)	1.38	0.80

Total gain (loss) from investment operations	0.40		1.04	(0.63)	(2.26)	1.58	0.98

Less distributions from:
Net investment income	—		(0.15)	(0.17)	(0.15)	(0.18)	(0.14)
Net realized gains	—		—	0.00 (e)	(0.12)	(0.12)	0.00 (e)

Total distributions	—		(0.15)	(0.17)	(0.27)	(0.30)	(0.14)

Net asset value, end of period	$10.21		$9.81	$8.92	$9.72	$12.25	$10.97

TOTAL RETURN	4.08	%(b)	11.74%	(5.98)%	(18.81)%	14.65%	9.77%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$287,199		$255,997	$177,486	$165,991	$186,561	$129,712
Ratio of expenses to average net assets before expense waiver and reimbursement	0.28	%(c)	0.20%	0.24%	0.21%	0.23%	0.19%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.22	%(c)	0.20%	0.22%	0.21%	0.20%	0.17%
Ratio of net investment income to average net assets	0.81	%(c)	1.86%	2.18%	1.82%	1.66%	1.69%
Portfolio turnover rate	0	%(b)	16%	16%	15%	30%	18%

	Retirement Class

	10/31/10	†	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.91		$9.01	$9.81	$12.37	$11.08	$10.23

Gain from investment operations:
Net investment income (a)	0.00	(e)	0.15	0.14	0.17	0.17	0.15
Net realized and unrealized gain (loss) on total investments	0.39		0.88	(0.79)	(2.48)	1.40	0.81

Total gain (loss) from investment operations	0.39		1.03	(0.65)	(2.31)	1.57	0.96

Less distributions from:
Net investment income	—		(0.13)	(0.15)	(0.13)	(0.16)	(0.11)
Net realized gains	—		—	0.00 (e)	(0.12)	(0.12)	0.00 (e)

Total distributions	—		(0.13)	(0.15)	(0.25)	(0.28)	(0.11)

Net asset value, end of period	$10.30		$9.91	$9.01	$9.81	$12.37	$11.08

TOTAL RETURN	3.94	%(b)	11.52%	(6.17)%	(19.02)%	14.36%	9.45%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$409,282		$423,195	$377,937	$294,803	$145,444	$79,640
Ratio of expenses to average net assets before expense waiver and reimbursement	0.52	%(c)	0.45%	0.49%	0.45%	0.48%	0.50%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.47	%(c)	0.45%	0.47%	0.45%	0.45%	0.45%
Ratio of net investment income to average net assets	0.55	%(c)	1.60%	1.92%	1.57%	1.43%	1.41%
Portfolio turnover rate	0	%(b)	16%	16%	15%	30%	18%

80	2010 Annual Report ▪ TIAA-CREF Funds: Equity Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	concluded

SOCIAL CHOICE EQUITY FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retail Class

	10/31/10	†	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06	(d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.04		$8.23	$8.99	$11.35	$10.18	$10.00

Gain from investment operations:
Net investment income (a)	0.01		0.15	0.14	0.18	0.18	0.10
Net realized and unrealized gain (loss) on total investments	0.35		0.80	(0.74)	(2.27)	1.29	0.08

Total gain (loss) from investment operations	0.36		0.95	(0.60)	(2.09)	1.47	0.18

Less distributions from:
Net investment income	—		(0.14)	(0.16)	(0.15)	(0.18)	—
Net realized gains	—		—	0.00 (e)	(0.12)	(0.12)	—

Total distributions	—		(0.14)	(0.16)	(0.27)	(0.30)	—

Net asset value, end of period	$9.40		$9.04	$8.23	$8.99	$11.35	$10.18

TOTAL RETURN	3.98	%(b)	11.62%	(6.16)%	(18.81)%	14.67%	1.80	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$163,749		$157,804	$144,580	$150,123	$173,911	$21,019
Ratio of expenses to average net assets before expense waiver and reimbursement	0.44	%(c)	0.37%	0.56%	0.49%	0.51%	0.99	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.39	%(c)	0.37%	0.38%	0.28%	0.21%	0.40	%(c)
Ratio of net investment income to average net assets	0.64	%(c)	1.67%	2.02%	1.75%	1.63%	1.95	%(c)
Portfolio turnover rate	0	%(b)	16%	16%	15%	30%	18%

	Premier Class

	10/31/10	†	9/30/10	9/30/09	*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.79		$8.92	$8.92

Gain from investment operations:
Net investment income (a)	0.01		0.17	0.00	(e)
Net realized and unrealized gain on total investments	0.38		0.85	—

Total gain from investment operations	0.39		1.02	0.00	(e)

Less distributions from:
Net investment income	—		(0.15)	—
Net realized gains	—		—	—

Total distributions	—		(0.15)	—

Net asset value, end of period	$10.18		$9.79	$8.92

TOTAL RETURN	3.98	%(b)	11.48%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$77,584		$55,609	$250
Ratio of expenses to average net assets before expense waiver and reimbursement	0.43	%(c)	0.35%	220.76	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.37	%(c)	0.35%	0.37	%(c)
Ratio of net investment income to average net assets	0.68	%(c)	1.77%	0.00	%(c)
Portfolio turnover rate	0	%(b)	16%	16%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	The Retail Class commenced operations on March 31, 2006.

(e)	Amount represents less than $0.01 per share.

*	The Premier Class commenced operations on September 30, 2009.

†	Amounts shown are for the one month period ended October 31, 2010 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to October 31.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ▪ 2010 Annual Report	81

NOTES TO FINANCIAL STATEMENTS

TIAA-CREF FUNDS

Note 1—organization and significant accounting policies

TIAA-CREF Funds (the “Trust”) is a Delaware statutory trust that was organized on April 15, 1999 and is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The following TIAA-CREF Funds are included in this report (the “Funds” or individually the “Fund”): Growth & Income Fund, International Equity Fund, Emerging Markets Equity Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Enhanced International Equity Index Fund, Enhanced Large-Cap Growth Index Fund, Enhanced Large-Cap Value Index Fund, and the Social Choice Equity Fund. The Emerging Markets Equity Fund commenced operations on August 31, 2010 with a fiscal year end of October 31. The Funds, with the exception of the Emerging Markets Equity Fund, recently changed their fiscal year end from September 30 to October 31.

The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly-owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, Inc. (“Advisors”), a wholly-owned indirect subsidiary of TIAA, which is registered with the Commission as an investment adviser, provides investment management services for the Funds. The Funds offer up to four share classes, although any one Fund may not necessarily offer all four classes. The Funds may offer Institutional, Retirement, Retail and Premier classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the Board of Trustees (“Trustees”) and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Certain prior year amounts have been reclassified to conform to current year presentation. The following is a summary of the significant accounting policies consistently followed by the Funds.

The Net Asset Value per share (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions.

Security valuation: Investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Accounting for investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, as soon thereafter as the Funds are informed of the ex-dividend date. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Income and expenses of a Fund are allocated on a pro rata basis to each class of shares of the Fund, except for Service Agreement Fees, Distribution Fees and Transfer Agency Fees and Expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Cash: The Funds hold cash with the custodian. The Funds are charged a fee for overdrafts.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Futures contracts: The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds may use futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract and variation margin payments are made or received reflecting changes in the value of the futures contracts. Futures contracts are valued at the last sale price as of the close of the board of trade or exchange on which they are traded. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts, or if the counterparties do not perform in accordance with contractual provisions. With futures, there is minimal counterparty credit

82	2010 Annual Report ▪ TIAA-CREF Funds: Equity Funds

risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange traded funds, guarantees the futures against default.

Equity-linked notes: Equity-linked notes are debt securities issued by banks or broker-dealers and are designed to offer a return linked to an underlying security or market index. Equity-linked notes are structured with a defined maturity date. When the note matures, the issuer will pay to, or receive from the Fund, the difference between the nominal value of the underlying instrument at the time of purchase and that instrument’s value at maturity. The Fund will record a realized gain or loss on the transaction. The note is valued daily and any change in the value of the note is reflected in net unrealized gains and losses. Investments in equity-linked notes involve the same risks associated with a direct investment in the underlying security or index that the notes seek to replicate. In addition, there is also counterparty risk associated with these investments because the Fund is relying on the creditworthiness of such counterparty and has no rights under an equity-linked note against the issuer of the underlying security. As of October 31, 2010, the Emerging Markets Equity Fund is a party to an equity-linked note in order to gain exposure to certain equity markets.

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. Therefore, no federal income tax provision is required. Management has analyzed the Funds’ tax positions taken for all open federal income tax years (2007-2010) and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the period ended October 31, 2010, permanent book and tax differences resulting primarily from differing treatments for foreign currency transactions, certain foreign taxes paid, net operating losses, and gains and losses from the sale of stock in passive foreign investment companies were identified and reclassified among the components of the Funds’ net assets. Net investment income and net realized gains (losses), as disclosed on the Statement of Operations, and net assets were not affected by these reclassifications.

Foreign taxes: The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.

Trustee compensation: The Funds pay the Trustees, all of whom are independent, certain remuneration for their services, plus travel and other expenses incurred in attending Board meetings. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, Trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds. The investment of deferred amounts and the offsetting payable to the Trustees are included in Other Assets and Accrued Expenses and Other Payables in the accompanying Statements of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of Operations.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Trustees. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock – Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign investments are valued at the last sale or official closing price

TIAA-CREF Funds: Equity Funds ▪ 2010 Annual Report	83

NOTES TO FINANCIAL STATEMENTS

reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Funds’ net assets are calculated, such securities may be valued at fair value in accordance with procedures adopted by the Trustees. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Debt securities – Debt securities, including equity-linked notes, will generally be valued using prices provided by a pricing service which may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields, or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Short-term investments – Short-term investments with maturities of 60 days or less are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Short-term investments with maturities in excess of 60 days are valued in the same manner as debt securities. Short-term investments are generally categorized in Level 2 of the fair value hierarchy.

Investments in Registered Investment Companies – These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Futures contracts – Stock and bond index futures and options, which are traded on commodities exchanges, are valued at the last sales price as of the close of such commodities exchanges and are categorized in Level 1 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Trustees. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy, otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the period ended October 31, 2010, there were no significant transfers between levels by the Funds.

As of October 31, 2010, 100% of the investments in the Enhanced Large-Cap Value Index Fund were valued based on Level 1 inputs.

As of October 31, 2010, 100% of the investments in the International Equity Fund were valued based on Level 2 inputs.

The following is a summary of the inputs used to value the remaining Funds’ investments as of October 31, 2010:

Fund	Level 1	Level 2	Level 3	Total

Growth & Income
Consumer Discretionary	$208,877,094	$6,123,338	$—	$215,000,432
Consumer Staples	156,747,054	14,689,720	—	171,436,774
Energy	166,409,173	—	—	166,409,173
Financials	236,631,006	—	—	236,631,006
Health Care*	204,585,948	12,507,841	—	217,093,789
Industrials*	231,388,201	—	—	231,388,201
Information Technology*	382,618,973	5,299,871	—	387,918,844
Materials	56,473,157	—	—	56,473,157
Telecommunication Services	57,701,892	—	—	57,701,892
Utilities	50,876,382	—	—	50,876,382
Short-term Investments	—	11,350,000	—	11,350,000

Total	$1,752,308,880	$49,970,770	$—	$1,802,279,650

Emerging Markets Equity
Brazil	$—	$27,271,967	$—	$27,271,967
China*	1,154,942	26,792,518	—	27,947,460
Hong Kong*	242,847	4,583,286	—	4,826,133
India*	2,799,469	5,793,897	—	8,593,366
Indonesia	—	4,676,457	—	4,676,457
Korea	—	18,364,522	—	18,364,522
Malaysia	—	5,415,686	—	5,415,686
Mexico	508,733	7,364,766	—	7,873,499
Russia*	5,320,068	4,726,871	—	10,046,939
South Africa	—	9,290,210	—	9,290,210
Taiwan	—	13,477,040	—	13,477,040
Thailand	—	4,100,649	—	4,100,649
Turkey	—	3,049,604	—	3,049,604
Other*	917,531	13,054,835	—	13,972,366
Short-term Investments	—	7,290,000	—	7,290,000

Total	$10,943,590	$155,252,308	$—	$166,195,898

84	2010 Annual Report ▪ TIAA-CREF Funds: Equity Funds

continued

Fund	Level 1	Level 2	Level 3	Total

Large-Cap Growth
Consumer Discretionary	$177,981,993	$8,369,711	$—	$186,351,704
Consumer Staples	29,291,331	9,521,112	—	38,812,443
Energy*	47,545,282	7,782,912	—	55,328,194
Financials	49,412,885	—	—	49,412,885
Health Care*	132,677,653	—	—	132,677,653
Industrials	113,271,905	7,308,002	—	120,579,907
Information Technology*	337,167,913	1,933,640	—	339,101,553
Materials	8,325,961	—	—	8,325,961
Short-term Investments	—	13,900,000	—	13,900,000

Total	$895,674,923	$48,815,377	$—	$944,490,300

Large-Cap Value
Consumer Discretionary	$141,393,236	$5,024,859	$—	$146,418,095
Consumer Staples	152,836,403	—	—	152,836,403
Energy*	169,565,575	7,203,036	—	176,768,611
Financials	399,679,691	1,811,570	—	401,491,261
Health Care*	224,479,309	18,440,748	—	242,920,057
Industrials	148,845,110	12,165,284	—	161,010,394
Information Technology*	145,083,083	8,174,392	—	153,257,475
Materials	60,593,404	—	—	60,593,404
Telecommunication Services	85,676,331	5,439,418	—	91,115,749
Utilities	88,771,233	—	—	88,771,233
Short-term Investments	—	5,095,000	—	5,095,000

Total	$1,616,923,375	$63,354,307	$—	$1,680,277,682

Mid-Cap Growth
Consumer Discretionary	$188,016,094	$—	$—	$188,016,094
Consumer Staples	30,176,229	—	—	30,176,229
Energy	33,861,478	21,128,093	—	54,989,571
Financials	93,401,781	—	—	93,401,781
Health Care	137,029,705	—	—	137,029,705
Industrials	165,604,278	—	—	165,604,278
Information Technology	224,723,602	12,653,331	—	237,376,933
Materials	74,156,152	—	—	74,156,152
Telecommunication Services	19,437,108	—	—	19,437,108
Short-term Investments	—	7,050,000	—	7,050,000

Total	$966,406,427	$40,831,424	$—	$1,007,237,851

Mid-Cap Value
Consumer Discretionary	$248,854,219	$9,555,930	$—	$258,410,149
Consumer Staples	141,481,143	—	—	141,481,143
Energy*	227,214,711	18,202,799	—	245,417,510
Financials	528,157,027	—	—	528,157,027
Health Care*	140,355,274	13,742,042	—	154,097,316
Industrials	212,106,651	4,584,874	—	216,691,525
Information Technology	125,419,822	—	—	125,419,822
Materials	168,007,260	23,589,503	—	191,596,763
Telecommunication Services	67,029,740	—	—	67,029,740
Utilities	210,157,455	—	—	210,157,455
Short-term Investments	—	5,545,000	—	5,545,000

Total	$2,068,783,302	$75,220,148	$—	$2,144,003,450

Small-Cap Equity
Consumer Discretionary	$144,582,012	$—	$—	$144,582,012
Consumer Staples	31,667,688	—	—	31,667,688
Energy	53,151,535	—	—	53,151,535
Financials	200,147,496	—	—	200,147,496
Health Care	130,401,752	—	—	130,401,752
Industrials	152,206,174	—	—	152,206,174
Information Technology	207,707,363	—	—	207,707,363
Materials	53,056,103	—	—	53,056,103
Telecommunication Services	9,659,764	—	—	9,659,764
Utilities	38,903,532	—	—	38,903,532
Short-term Investments	—	9,390,000	—	9,390,000
Futures**	153,977	—	—	153,977

Total	$1,021,637,396	$9,390,000	$—	$1,031,027,396

TIAA-CREF Funds: Equity Funds ▪ 2010 Annual Report	85

NOTES TO FINANCIAL STATEMENTS

Fund	Level 1	Level 2	Level 3	Total

Enhanced International Equity Index
Australia	$—	$44,931,779	$—	$44,931,779
France	—	51,916,966	—	51,916,966
Germany	—	42,486,867	—	42,486,867
Hong Kong	—	13,399,009	—	13,399,009
Italy	—	13,786,361	—	13,786,361
Japan	—	111,175,943	—	111,175,943
Netherlands	—	25,894,052	—	25,894,052
Spain	—	21,545,554	—	21,545,554
Sweden	—	18,253,214	—	18,253,214
Switzerland	—	40,795,124	—	40,795,124
United Kingdom*	15,950,526	86,177,493	—	102,128,019
Other	—	47,538,126	—	47,538,126
Short-term Investments	—	1,345,000	—	1,345,000

Total	$15,950,526	$519,245,488	$—	$535,196,014

Enhanced Large-Cap Growth Index
Consumer Discretionary	$117,669,191	$—	$—	$117,669,191
Consumer Staples	79,924,517	—	—	79,924,517
Energy	74,520,582	—	—	74,520,582
Financials	38,378,926	—	—	38,378,926
Health Care	77,135,317	—	—	77,135,317
Industrials	100,090,217	—	—	100,090,217
Information Technology	247,388,877	—	—	247,388,877
Materials	37,739,892	—	—	37,739,892
Telecommunication Services	3,429,102	—	—	3,429,102
Short-term Investments	—	1,770,000	—	1,770,000

Total	$776,276,621	$1,770,000	$—	$778,046,621

Social Choice Equity
Consumer Discretionary	$125,280,616	$—	$—	$125,280,616
Consumer Staples	92,082,471	—	—	92,082,471
Energy	89,808,266	—	—	89,808,266
Financials	145,267,158	—	—	145,267,158
Health Care	112,936,521	—	—	112,936,521
Industrials	105,417,360	—	—	105,417,360
Information Technology	152,910,339	—	—	152,910,339
Materials	45,194,229	—	—	45,194,229
Telecommunication Services	15,667,763	—	—	15,667,763
Utilities	43,721,357	—	—	43,721,357
Short-Term Investments	—	6,515,000	—	6,515,000

Total	$928,286,080	$6,515,000	$—	$934,801,080

*	Includes American Depositary Receipts

**	Futures contracts are derivatives instruments not reflected in the schedule of investments. They are valued at the unrealized appreciation/depreciation on the instrument.

Please see the Summary Portfolios of Investments for a detailed breakout by industry and/or country.

Note 3—investment adviser and affiliates

Under the terms of the Investment Management Agreement with respect to each Fund, Advisors provides asset management services to the Fund for an annual fee, payable monthly. Under the terms of the Service Agreement with respect to each Fund, the Retirement Class of the Fund incurs an annual fee, payable monthly to Advisors, for certain administrative costs associated with the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class Shareholder Servicing fees reported on the Statement of Operations are paid to Advisors under the Service Agreement. Under the terms of a Distribution (Rule 12b-1) Plan, the Retail Class of each Fund (except Emerging Markets Equity Fund) reimburses TPIS for amounts incurred up to 0.25% of the average daily net assets to distribute the Funds’ Retail Class. The Premier Class of each Fund and the Retail Class of the Emerging Markets Equity Fund have adopted a Distribution (Rule 12b-1) Plan that compensates TPIS for providing distribution, promotional and/or shareholder services to the Premier Class of the Fund and Retail Class of the Emerging Markets Equity Fund at the annual rate of 0.15% and 0.25% of the average daily net assets attributable to the Fund’s Premier Class and the Retail Class of the Emerging Markets Equity Fund, respectively.

Certain affiliated entities may pay Fund expenses on behalf of the Funds. The Funds reimburse the affiliated entities for any such payment. Amounts owed to Fund affiliates for payment of Fund expenses are disclosed as due to affiliates on the Statements of Assets and Liabilities.

86	2010 Annual Report ▪ TIAA-CREF Funds: Equity Funds

continued

Advisors has agreed to reimburse each Fund if its total expense ratio (excluding acquired fund fees and extraordinary expenses) exceeds certain percentages. As of October 31, 2010, the Investment Management Fee, Service Agreement Fee, Distribution Fee and maximum expense amounts (after waivers and reimbursements) are equal to the following noted annual percentage of average daily net assets for each class:

	Investment Management Fee Range		Investment Management Fee-Effective Rate	Service Agreement Fee	Maximum Distribution Fee		Maximum Expense Amounts‡

Fund				Retirement Class	Retail Class	Premier Class	Institutional Class	Retirement Class	Retail Class	Premier Class

Growth & Income*	0.39–0.45%		0.44%	0.25%	0.25%	0.15%	0.52%	0.77%	0.91%	0.67%
International Equity*	0.44–0.50		0.49	0.25	0.25	0.15	0.60	0.85	0.99	0.75
Emerging Markets Equity*	0.79-0.85		0.85	0.25	0.25	0.15	0.95	1.20	1.34	1.10
Large-Cap Growth*	0.39–0.45		0.45	0.25	0.25	0.15	0.52	0.77	0.91	0.67
Large-Cap Value*	0.39–0.45		0.44	0.25	0.25	0.15	0.52	0.77	0.91	0.67
Mid-Cap Growth*	0.42–0.48		0.46	0.25	0.25	0.15	0.55	0.80	0.94	0.70
Mid-Cap Value*	0.42–0.48		0.44	0.25	0.25	0.15	0.55	0.80	0.94	0.70
Small-Cap Equity*	0.42–0.48	ƒ	0.42	0.25	0.25	0.15	0.55	0.80	0.94	0.70
Enhanced International Equity Index	0.45	ƒ	0.45	—	—	—	0.55	—	—	—
Enhanced Large-Cap Growth Index	0.35	ƒ	0.33	—	—	—	0.40	—	—	—
Enhanced Large-Cap Value Index	0.35	ƒ	0.33	—	—	—	0.40	—	—	—
Social Choice Equity	0.15		0.15	0.25	0.25	0.15	0.22	0.47	0.61	0.37

*	These Funds are subject to a breakpoint schedule on their management fees, which reduces these fees as the Fund’s net assets increase.

ƒ

Advisors has agreed to voluntarily waive a portion of the investment management fees for the period May 1, 2010 to April 30, 2011. This agreement may be terminated anytime during the period with the approval of the Board of Trustees. The new investment management fee ranges after the waiver are as follows: Enhanced International Equity Index, 0.35%–0.45% of average daily net assets; Enhanced Large-Cap Growth Index and Enhanced Large-Cap Value Index, 0.25%–0.35% of average daily net assets; and Small-Cap Equity, 0.40%–0.45% of average daily net assets.

‡

Maximum expense amounts reflect all expenses, including investment management fees. The expense reimbursement arrangements will continue through at least February 29, 2012. The reimbursement arrangements can only be changed with the approval of the Board of Trustees.

The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Trustees, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

At the commencement of operations of each Fund, TIAA, an affiliate, invested in the Fund. In addition, certain TIAA-CREF Funds and affiliates make investments in the Funds.

The following is the percentage of the Funds’ shares owned by affiliates as of October 31, 2010:

Fund	TIAA	Lifecycle Funds	TIAA Access	Total

Growth & Income	—	26%	3%	29%
International Equity	—	21	3	24
Emerging Markets Equity	71%	29	—	100
Large-Cap Growth	—	56	1	57
Large-Cap Value	—	31	4	35
Mid-Cap Growth	—	4	5	9
Mid-Cap Value	—	2	6	8
Small-Cap Equity	—	26	3	29
Enhanced International Equity	—	100	—	100
Enhanced Large-Cap Growth Index	—	99	—	99
Enhanced Large-Cap Value Index	—	100	—	100
Social Choice Equity	—	—	1	1

Companies in which a Fund holds 5% or more of the outstanding voting shares are considered “affiliated companies” of the Fund pursuant to the 1940 Act. Additionally, investments in other investment companies advised by Advisors or affiliated entities are deemed to be affiliated companies. Information regarding transactions with affiliated companies is as follows:

Issue	Value at September 30, 2010	Purchase Cost	Sales Proceeds	Realized Gain/(Loss)	Dividend Income	Withholding Expenses	Shares at October 31, 2010	Value at October 31, 2010

International Equity Fund Tecan Group AG.	$58,582,681	—	—	—	—	—	863,710	$60,123,098

		$—	$—	$—	$—	$—		$60,123,098

TIAA-CREF Funds: Equity Funds ▪ 2010 Annual Report	87

NOTES TO FINANCIAL STATEMENTS

Note 4—investments

At October 31, 2010, net unrealized appreciation (depreciation) based on aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)

Growth & Income	$1,651,069,220	$192,274,148	$(41,063,718)	$151,210,430
International Equity	2,114,003,827	337,586,427	(47,374,664)	290,211,763
Emerging Markets Equity	151,895,040	14,752,329	(451,471)	14,300,858
Large-Cap Growth	842,889,961	112,271,925	(10,671,586)	101,600,339
Large-Cap Value	1,685,416,879	129,627,323	(134,766,520)	(5,139,197)
Mid-Cap Growth	857,965,344	175,190,308	(25,917,801)	149,272,507
Mid-Cap Value	1,908,109,474	302,624,151	(66,730,176)	235,893,975
Small-Cap Equity	927,488,419	144,606,390	(41,221,390)	103,385,000
Enhanced International Equity Index	494,824,257	52,235,830	(11,864,073)	40,371,757
Enhanced Large-Cap Growth Index	675,457,224	108,614,670	(6,025,273)	102,589,397
Enhanced Large-Cap Value Index	684,965,598	77,181,433	(10,703,483)	66,477,950
Social Choice Equity	882,568,867	108,984,169	(56,751,956)	52,232,213

At October 31, 2010, the Funds held the following open futures contracts:

Fund	Future	Number of Contracts	Market Value	Expiration Date	Unrealized Gain/(Loss)

Small-Cap Equity	Russell 2000 Mini Index FTRS DEC10 ICUS	105	$7,373,100	December 2010	$153,977

For each Fund, realized gain (loss) and change in unrealized appreciation (depreciation) on futures transactions are reported separately on the Statements of Operations.

During the period ended October 31, 2010, the Small-Cap Equity Fund had exposure to equity futures contracts, based on underlying notional values, generally between 0% and 1% of net assets.

Purchases and sales of securities (other than short-term money market instruments) for the Funds for the period ended October 31, 2010, were as follows:

Fund	Non-U.S. Government Purchases	U.S. Government Purchases	Non-U.S. Government Sales	U.S. Government Sales

Growth & Income	$259,672,163	$—	$228,880,220	$—
International Equity	192,181,705	—	198,894,729	—
Emerging Markets Equity	155,101,622	—	11,307,763	—
Large-Cap Growth	174,652,440	—	161,029,506	—
Large-Cap Value	204,244,525	—	174,877,074	—
Mid-Cap Growth	104,028,308	—	82,768,038	—
Mid-Cap Value	107,698,415	—	80,140,256	—
Small-Cap Equity	56,930,080	—	33,878,939	—
Enhanced International Equity Index	53,525,518	—	57,010,347	—
Enhanced Large-Cap Growth Index	66,937,759	—	63,930,410	—
Enhanced Large-Cap Value Index	73,895,517	—	74,201,578	—
Social Choice Equity	8,575,300	—	2,878,753	—

Note 5—distributions to shareholders and other tax items

There were no distributions paid during the period ended October 31, 2010. The tax character of distributions paid to shareholders during the years ended September 30, 2010 and 2009 was as follows:

	2010			2009

Fund	Ordinary Income	Long-Term Capital Gains	Total	Ordinary Income	Long-Term Capital Gains	Total

Growth & Income	$16,318,559	$—	$16,318,559	$14,658,587	$—	$14,658,587
International Equity	28,182,892	—	28,182,892	59,041,851	—	59,041,851
Large-Cap Growth	3,491,832	—	3,491,832	3,451,563	—	3,451,563
Large-Cap Value	13,933,894	—	13,933,894	21,289,117	—	21,289,117
Mid-Cap Growth	496,000	—	496,000	153,899	—	153,899
Mid-Cap Value	18,954,546	—	18,954,546	14,025,014	2,076,416	16,101,430
Small-Cap Equity	3,919,379	—	3,919,379	2,109,894	—	2,109,894
Enhanced International Equity Index	8,654,340	—	8,654,340	3,582,257	—	3,582,257
Enhanced Large-Cap Growth Index	5,837,253	—	5,837,253	1,258,710	—	1,258,710
Enhanced Large-Cap Value Index	9,174,158	—	9,174,158	3,036,079	—	3,036,079
Social Choice Equity	10,988,487	—	10,988,487	10,528,953	11,002	10,539,955

88	2010 Annual Report ▪ TIAA-CREF Funds: Equity Funds

concluded

As of October 31, 2010, the components of accumulated earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation (Depreciation)	Capital Loss Carryover	Total

Growth & Income	$666,447	$—	$151,214,771	$(37,813,048)	$114,068,170
International Equity	19,371,345	—	290,927,288	(868,338,450)	(558,039,817)
Emerging Markets Equity	46,414	—	14,303,699	—	14,350,113
Large-Cap Growth	—	—	101,600,777	(43,029,565)	58,571,212
Large-Cap Value	15,734,555	—	(5,137,187)	(184,685,615)	(174,088,247)
Mid-Cap Growth	—	—	149,274,359	(19,040,698)	130,233,661
Mid-Cap Value	18,382,594	—	235,896,281	(119,689,543)	134,589,332
Small-Cap Equity	4,635,932	—	103,384,998	(69,126,908)	38,894,022
Enhanced International Equity Index	12,174,274	—	40,448,545	(22,277,489)	30,345,330
Enhanced Large-Cap Growth Index	36,740,355	1,038,427	102,589,398	—	140,368,180
Enhanced Large-Cap Value Index	16,287,195	—	66,477,952	(1,173,974)	81,591,173
Social Choice Equity	10,731,826	—	52,232,216	(32,090,080)	30,873,962

The difference between book basis and tax basis net investment income, net realized gains and losses, and unrealized appreciation and depreciation is attributable primarily to the tax deferral of losses on wash sales, the realization, for tax purposes, of unrealized gains on investments in passive foreign investment companies, the utilization of capital loss carryovers, and the treatment of short-term gain as ordinary income for tax purposes.

At October 31, 2010, the following Funds had capital loss carryovers, which will expire as follows:

	Date of Expiration

Fund	10/31/16	10/31/17	10/31/18	Total

Growth & Income	$37,813,048	$—	$—	$37,813,048
International Equity	429,461,012	401,840,220	37,037,218	868,338,450
Large-Cap Growth	43,029,565	—	—	43,029,565
Large-Cap Value	149,544,725	35,140,890	—	184,685,615
Mid-Cap Growth	19,040,698	—	—	19,040,698
Mid-Cap Value	24,375,729	95,313,814	—	119,689,543
Small-Cap Equity	52,463,299	16,663,609	—	69,126,908
Enhanced International Equity Index	10,936,663	11,340,826	—	22,277,489
Enhanced Large-Cap Value Index	—	—	1,173,974	1,173,974
Social Choice Equity	13,010,338	19,079,742	—	32,090,080

For the period ended October 31, 2010, the Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Enhanced International Equity Index Fund, and Social Choice Equity Fund utilized $4,360,381, $16,239,218, $14,318,237, $7,180,488, $12,005,969, $3,712,536, $5,117,969, and $456,302 respectively, of their capital loss carryover available from prior years.

Note 6—emerging markets risks

The Emerging Markets Equity Fund, International Equity Fund and the Enhanced International Equity Index Fund have investments in emerging market securities. Emerging market securities are often subject to greater price volatility, less liquidity and higher rates of inflation and deflation than U.S. securities. In addition, emerging markets may be subject to greater political, economic and social uncertainty, and differing regulatory environments that may potentially impact the Fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars.

Note 7—line of credit

Each of the Funds, except the Emerging Markets Equity Fund, participates in a $1 billion dollar unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the period ended October 31, 2010, there were no borrowings under this credit facility by the Funds.

TIAA-CREF Funds: Equity Funds ▪ 2010 Annual Report	89

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of the TIAA-CREF Funds:

In our opinion, the accompanying statements of assets and liabilities, including the summary portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Growth & Income Fund, International Equity Fund, Emerging Markets Equity Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Enhanced International Equity Index Fund, Enhanced Large-Cap Growth Index Fund, Enhanced Large-Cap Value Index Fund, and Social Choice Equity Fund (hereafter referred to as the “Funds”) at October 31, 2010, the results of each of their operations for each of the periods presented and the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP
Boston, Massachusetts
December 16, 2010

90	2010 Annual Report ▪ TIAA-CREF Funds: Equity Funds

MANAGEMENT (UNAUDITED)

TRUSTEES AND OFFICERS OF THE TIAA-CREF FUNDS

Disinterested trustees
Name, Address and Date of Birth (“DOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee

Forrest Berkley c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 4/25/54	Trustee	Indefinite term. Trustee since 2006.	Retired Partner (since 2006), Partner (1990–2005) and Head of Global Product Management (2003–2005), GMO (formerly, Grantham, Mayo, Van Otterloo & Co.) (investment management); and member of asset allocation portfolio management team, GMO (2003–2005).	68

Director of GMO; Director, the Maine Coast Heritage Trust; Investment Committee member, Maine Community Foundation, the Butler Conservation Fund, Inc., and the Elmina B. Sewell Foundation; Director, Appalachian Mountain Club.

Nancy A. Eckl c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 10/6/62	Trustee	Indefinite term. Trustee since 2007.	Former Vice President (1990–2006), American Beacon Advisors, Inc., and Vice President of certain funds advised by American Beacon Advisors, Inc.	68

Independent Director, the Lazard Funds, Inc., Lazard Retirement Series, Inc., Lazard Global Total Return and Income Fund, Inc. and Lazard World Dividend and Income Fund, Inc.; Member of the Board of Managers of Lazard Alternative Strategies Fund, LLC.

Eugene Flood, Jr. c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 10/31/55	Trustee	Indefinite term. Trustee since 2005.	President and Chief Executive Officer (since 2000) and a Director (since 1994) of Smith Breeden Associates, Inc. (investment adviser).	68	Director, Smith Breeden Associates, Inc. (investment adviser).

Michael A. Forrester c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 11/05/67	Trustee	Indefinite term. Trustee since 2007.	Chief Operating Officer, Copper Rock Capital Partners, LLC (since 2007). Chief Operating Officer, DDJ Capital Management (2003–2006).	68	Director, Copper Rock Capital Partners, LLC (investment adviser).

Howell E. Jackson c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 1/4/54	Trustee	Indefinite term. Trustee since 2005.	James S. Reid, Jr. Professor of Law (since 2004), Acting Dean (2009), Vice Dean for Budget (2003–2006) and on the faculty (since 1989) of Harvard Law School.	68	Director, D2D Fund.

Nancy L. Jacob c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 1/15/43	Trustee	Indefinite term. Trustee since 1999.	President and Founder (since 2006) of NLJ Advisors, Inc. (investment adviser); President and Managing Principal, Windermere Investment Associates (1997–2006).	68	None

Bridget A. Macaskill c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 8/5/48	Trustee	Indefinite term. Trustee since 2003.	Chief Executive Officer (since 2010), President and Chief Operating Officer (since 2009), First Eagle Investment Management; Principal, BAM Consulting LLC (2003–2009); Independent Consultant for Merrill Lynch (2003–2009).	68

Director, Prudential plc; Arnhold and S. Bleichroeder Holdings; First Eagle Investment Management; Governors Committee on Scholastic Achievement; William T. Grant Foundation; American Legacy Foundation (Investment Committee); University of Edinburgh (Campaign Board); and North Shore Land Alliance.

James M. Poterba c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 7/13/58	Trustee	Indefinite term. Trustee since 2006.	President and Chief Executive Officer, National Bureau of Economic Research (since 2008); Mitsui Professor of Economics (since 1996), Head (2006–2008) and Associate Head (1994–2000 and 2001–2006), Economics Department, Massachusetts Institute of Technology (MIT); Program Director, National Bureau of Economic Research (1990–2008).	68	Director, The Alfred P. Sloan Foundation and National Bureau of Economic Research.

TIAA-CREF Funds: Equity Funds ▪ 2010 Annual Report	91

MANAGEMENT (UNAUDITED)

TRUSTEES AND OFFICERS OF THE TIAA-CREF FUNDS

Disinterested trustees — continued

Name, Address and Date of Birth (“DOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee

Maceo K. Sloan c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 10/18/49	Chairman of the Board and Trustee	Indefinite term as Trustee; Chairman for term ending June 30, 2012. Trustee since 1999. Chairman since 2009.	Chairman, President and Chief Executive Officer, Sloan Financial Group, Inc. (since 1991); Chairman, Chief Executive Officer and Chief Investment Officer, NCM Capital Management Group, Inc. (since 1991); Chairman and Chief Executive Officer and Chief Investment Officer, NCM Capital Advisers Inc. (since 2003); and Chairman, President and Principal Executive Officer, NCM Capital Investment Trust (since 2007).	68	Director, SCANA Corporation (energy holding company) and NCM Capital Investment Trust.

Laura T. Starks c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 2/17/50	Trustee	Indefinite term. Trustee since 2006.	Chairman, Department of Finance, the Charles E. and Sarah M. Seay Regents Chair in Finance (since 2002), and Director, AIM Investment Center, McCombs School of Business, University of Texas at Austin (since 2000); Professor, University of Texas at Austin (since 1987).	68	Governing Council, Independent Directors Council (mutual fund director organization).

Executive officers

Name, Address and Date of Birth (“DOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Marvin W. Adams TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 11/16/57	Executive Vice President	One-year term. Executive Vice President since 2010.

Executive Vice President of Shared Services (since 2010) and Technology and Operations (2010) of Teachers Insurance and Annuity Association of America (“TIAA”), Teachers Advisors, Inc. (“Advisors”) and TIAA-CREF Investment Management, LLC (“Investment Management”), and Executive Vice President of the TIAA-CREF Funds, CREF, TIAA-CREF Life Funds and TIAA-CREF Separate Account VA-1 (collectively, the “TIAA-CREF Fund Complex”) (since 2010); President, Fidelity Shared Services, Fidelity Investments (2007–2009); Chief Information Officer and CIO Council Head, Citigroup (2006–2007); Senior Vice President of Corporate Strategy and Chief Information Officer, Ford Motor Company (2000–2006).

Brandon Becker TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/19/54	Executive Vice President and Chief Legal Officer	One-year term. Executive Vice President and Chief Legal Officer since 2009.	Executive Vice President and Chief Legal Officer of TIAA and the TIAA-CREF Fund Complex (since 2009); Partner, Wilmer Cutler Pickering Hale & Dorr LLP (1996–2009).

Richard S. Biegen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 5/8/62	Chief Compliance Officer	One-year term. Vice President and Chief Compliance Officer since 2008.

Chief Compliance Officer of TIAA, TIAA Separate Account VA-3 and the TIAA-CREF Fund Complex (since 2008), Vice President, Senior Compliance Officer of Asset Management Compliance of TIAA and Chief Compliance Officer of Investment Management (since 2008), Chief Compliance Officer of Advisors (2008); Managing Director/Director of Global Compliance, AIG Global Investment Group (2000–2008).

Scott C. Evans TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 5/11/59	President and Principal Executive Officer	One-year term. President and Principal Executive Officer since 2007.

President and Principal Executive Officer of the TIAA-CREF Funds and the TIAA-CREF Life Funds (since 2007), Executive Vice President (since 1997) of CREF and TIAA Separate Account VA-1, Executive Vice President, Investments, Research, Institute & Strategy (since 2009), Executive Vice President, Head of Asset Management (2006–2009), Executive Vice President and Chief Investment Officer (2005) of TIAA, Director of Advisors (since 2004), President and Chief Executive Officer of Investment Management and Advisors and Manager of Investment Management (since 2004), Manager of TIAA Realty Capital Management, LLC (2004–2006), Chief Investment Officer of TIAA (2004–2006), Director of TIAA Global Markets, Inc. (2004–2005), Director of TIAA-CREF Life Insurance Company (1997–2006), and Director of Teachers Personal Investors Services, Inc. (“TPIS”) (2006–2008).

Phillip G. Goff TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 11/22/63	Principal Financial Officer, Principal Accounting Officer and Treasurer	One-year term. Principal Financial Officer, Principal Accounting Officer and Treasurer since 2007.

Principal Financial Officer, Principal Accounting Officer and Treasurer of the TIAA-CREF Funds and TIAA Life Funds (since 2007) and TIAA Separate Account VA-1 (since 2009), Treasurer of CREF (since 2008), Director of Advisors (since 2008); Chief Financial Officer, Van Kampen Funds (2005–2006); and Vice President and Chief Financial Officer, Enterprise Capital Management and the Enterprise Group of Funds (1995–2005).

92	2010 Annual Report ▪ TIAA-CREF Funds: Equity Funds

concluded

Executive officers — continued

Name, Address and Date of Birth (“DOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Stephen Gruppo TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 9/25/59	Executive Vice President	One-year term. Executive Vice President since 2009.

Executive Vice President, Head of Risk Management of TIAA, Executive Vice President of the TIAA-CREF Fund Complex (since 2009), Executive Vice President, Risk Management of Advisors and Investment Management (since 2009), Senior Managing Director and Acting Head of Risk Management of TIAA and Senior Managing Director of the TIAA-CREF Fund Complex (2008–2009), Senior Managing Director, Chief Credit Risk Officer (2004–2008) of TIAA, Director, TIAA-CREF Life Insurance Company (2006–2008), Director, TPIS, Advisors and Investment Management (2008), Head of Risk Management of Advisors and Investment Management (2005–2006).

William Mostyn III TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 1/1/48	Vice President and Corporate Secretary	One-year term. Vice President and Corporate Secretary since 2008.

Senior Vice President (since 2010) and Corporate Secretary of TIAA and Vice President and Corporate Secretary of the TIAA-CREF Fund Complex (since 2008). Deputy General Counsel and Corporate Secretary, Bank of America (2005–2008); and Deputy General Counsel, Secretary and Corporate Governance Officer, The Gillette Company (2000–2005).

Dermot J. O’Brien TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/13/66	Executive Vice President	One-year term. Executive Vice President since 2003.

Executive Vice President, Human Resources (since 2010, 2005–2007) and Executive Vice President of Human Resources and Corporate Services (2007–2010) of TIAA, and Executive Vice President of the TIAA-CREF Fund Complex (since 2003), Director, TIAA-CREF Life Insurance Company (2003–2006).

Edward D. Van Dolsen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 4/21/58	Executive Vice President	One-year term. Executive Vice President since 2006.

Executive Vice President and Chief Operating Officer (since 2010), Executive Vice President, Product Development and Management (2009–2010), Executive Vice President, Institutional Client Services (2006–2009), and Executive Vice President, Product Management (2005–2006) of TIAA, and Executive Vice President of the TIAA-CREF Fund Complex (since 2006), Executive Vice President, Institutional Client Services (2006–2008), Director, TCT Holdings, Inc. (since 2007), Executive Vice President, TIAA-CREF Enterprises, Inc., (2008), Manager, President and Chief Executive Officer, TIAA-CREF Redwood, LLC (since 2006), Director of Tuition Financing (2006–2009), Senior Vice President, Pension Products (2003–2006).

Constance K. Weaver TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 9/26/52	Executive Vice President	One-year term. Executive Vice President since 2010.

Executive Vice President and Chief Marketing and Communications Officer of TIAA and Executive Vice President of the TIAA-CREF Fund Complex (since 2010); Senior Vice President, The Hartford Financial Services Group, Inc. (2008–2010); Executive Vice President and Chief Marketing Officer, BearingPoint (2005–2008); Executive Vice President, Public Relations, Marketing and Brand, and Vice President of Investor Relations at AT&T (1996–2005).

Please note that the Funds’ Statement of Additional Information (SAI) includes information about the Funds’ trustees and is available, without charge, through our website, tiaa-cref.org or by telephone at 800 223–1200.

TIAA-CREF Funds: Equity Funds ▪ 2010 Annual Report	93

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (UNAUDITED)

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT FOR THE EMERGING MARKETS EQUITY FUND

Among its other duties, the Board of Trustees (the “Board” or the “Trustees”) of the TIAA-CREF Funds (the “Trust”) is responsible for determining whether to initially approve and subsequently annually renew the investment management agreement (the “Agreement”) between Teachers Advisors, Inc. (“TAI”) and the Trust on behalf of the new Emerging Markets Equity Fund (the “New Fund”). Under the Agreement, TAI is responsible for providing investment advisory services and overseeing the everyday operations and other service providers of the New Fund.

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) provides that, after an initial period, the Agreement for the New Fund will remain in effect only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are not “interested persons” of the Trust, as that term is defined in the 1940 Act, annually renews that Agreement. All of the Trustees are deemed to be independent persons for this purpose.

OVERVIEW OF THE APPROVAL PROCESS

The Board held a meeting on July 20, 2010 at which it considered the initial approval of the Agreement for the New Fund using its previously-established process. As part of this process, the Board delegated certain duties to its Operations Committee. Among these duties, the Operations Committee works with management and independent legal counsel to the Trustees to develop additional guidelines and specific requests relating to the types of information to be provided to the Committee and to all Trustees in connection with proposed contract approvals, and then to help evaluate the information provided in response to those guidelines. During a series of meetings held prior to the July 2010 Board meeting, the Operations Committee reviewed such guidelines and requests in consultation with management representatives and input from other Trustees and legal counsel to the Trustees and legal counsel to management and the New Fund, and then evaluated the information produced in accordance with those guidelines.

As noted above, the Operations Committee established guidelines regarding reports to be provided to all Trustees for the New Fund by the Global Fiduciary Review unit of Lipper, Inc. (“Lipper”). Lipper is an independent provider of investment company data that is widely recognized as a leading source of independent data used by independent directors and trustees of investment companies during their advisory contract review processes.

As a result of instructions by the Operations Committee on behalf of the Board, Lipper produced, among other information, expense comparison data regarding the New Fund, including data relating to the New Fund’s management fee rates and total expense ratios. Lipper also compared much of this data for the New Fund against a universe of mutual funds and against a more selective peer group of mutual funds with similar investment objectives and strategies, each of which was selected by Lipper. In each case, Lipper summarized the methodologies employed by it to provide the data contained in its reports. In addition, Lipper represented to the Board that its reports were designed specifically to provide the Board with the fee and expense information that is necessary to help the Board satisfy its duties under Section 15 of the 1940 Act.

In advance of the Board meeting held on July 20, 2010, independent legal counsel for the Trustees requested on behalf of the Board, and TAI provided, information that was designed to assist the Board in its consideration of whether to renew or approve the Agreement for the New Fund. In addition to the data provided by Lipper as described above, this information included, but was not limited to, the following: (1) a description of any proposed fee waiver or expense reimbursement arrangements; (2) a comparison of the New Fund’s fees under the Agreement as compared to any other comparable accounts managed by TAI or its affiliates; (3) any “fall-out” benefits that were identified as reasonably likely to accrue to TAI or its affiliates due to their relationship with the New Fund aside from TAI’s direct fee payments pursuant to the Agreement; (4) information regarding overall staffing levels, compliance programs, any material pending litigation or compliance issues, and any actual and potential conflicts of interests identified by TAI in connection with rendering services to the New Fund; (5) information as to any potential profits to be earned by TAI in connection with its services pursuant to the Agreement; (6) a copy of the Agreement and certain related service agreements between the Trust and affiliates of TAI with respect to the New Fund; and (7) proposed narrative explanations of reasons why the Board should approve the Agreement for the New Fund. The Board also considered management’s representation that there had been no material changes to TAI’s Form ADV since the Board’s most recent contract renewal process.

In considering whether to approve the Agreement, the Board, with assistance from its Operations Committee, reviewed various factors with respect to the New Fund, including: (1) the nature, extent and quality of services to be provided by TAI to the New Fund; (2) the costs of the services to be provided to the New Fund and the potential profits to be realized (if any) by TAI and its affiliates from their relationship with the New Fund; (3) the extent to which economies of scale are anticipated to be realized as the New Fund grows; (4) whether the fee schedules set forth in the Agreement reflect any such economies of scale for the benefit of New Fund shareholders; (5) comparisons of services and fees with contracts entered into by TAI with other clients; and (6) any other benefits anticipated to be derived by TAI or its affiliates from their relationship with the New Fund. As a general matter, the Trustees viewed these factors in their totality, with no single factor being the principal factor in determining whether to approve the Agreement.

In reaching its decisions regarding the approval of the Agreement for the New Fund, the Board took into account the information described above, other information provided to the Board in connection with this process, information provided to the Board in connection with the renewal in March 2010 of the Agreement for each then-existing series of the Trust and

94	2010 Annual Report ▪ TIAA-CREF Funds: Equity Funds

relevant information provided to the Board and to its Committees on an ongoing basis in connection with the Board’s general oversight duties with respect to the New Fund. In addition, the Board received and considered information from its independent legal counsel as to certain relevant guidelines that relate to the approval process under Section 15(c) of the 1940 Act and certain other legal authorities.

The Board received and considered New Fund-specific information and made its approval determinations specifically for the New Fund. In deciding whether to approve the Agreement for the New Fund, each Trustee may have accorded different weight to different factors and, thus, each Trustee may have had a different basis for his or her ultimate decision to vote to approve the Agreement for the New Fund.

At its meeting on July 20, 2010, the Board voted unanimously to approve the proposed Agreement for the New Fund. Set forth below are the general factors the Board considered for the New Fund, followed by an outline of the specific factors the Board considered for the New Fund.

THE NATURE, EXTENT AND QUALITY OF SERVICES

The Board considered that TAI is an experienced investment adviser that has managed the existing series of the Trust since their operations commenced. Certain investment professionals at TAI also manage various portfolios overseen by advisory affiliates of TAI, including the accounts of the College Retirement Equities Fund (“CREF”). Under the Agreement for the New Fund, TAI is responsible for, among other duties: managing the assets of the New Fund, including conducting research, recommending investments and placing orders to buy and sell securities for the New Fund’s investment portfolios; active daily monitoring of the investment portfolios by various personnel with specific responsibility for the particular types of investments in question; reporting on the investment performance of the New Fund to the Board on a regular basis; and carrying out, or overseeing the provision of, various administrative services to the New Fund. In particular, the Board reviewed the proposed portfolio manager’s experience and his prior performance overseeing products with similar mandates at other advisers. The Board considered that TAI has carried out these responsibilities in a professional manner with respect to the existing series of the Trust.

In addition, the Board considered the nature and quality of non-portfolio management services currently provided to the Trust and to be provided to the New Fund by TAI and its affiliates. In this regard, the Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including improvements in services provided by those firms or outsourcing efforts to other firms.

COST AND PROFITABILITY

The Board considered pro forma financial and profitability data relating to TAI with respect to the New Fund. The Board considered TAI’s projected profit (or loss) calculations with respect to its services to the New Fund both before and after taking into account the costs to be incurred directly or indirectly by TAI in connection with the distribution of shares of the New Fund. These calculations also took into consideration any potential fall-out benefits to TAI or its affiliates due to the investment of their affiliated funds of funds or 529 programs into the New Fund. The Board considered TAI’s estimated profitability with respect to the New Fund, which projected that the New Fund would not be profitable for TAI for several years. Among other considerations, the Board acknowledged the reasonableness of having fee rates which permit TAI to maintain and improve the quality of services to be provided to the New Fund. In this connection, the Board noted its ongoing efforts to examine the level of personnel and other resources available to portfolio management functions by TAI so as to assess whether sufficient resources are being devoted to these functions.

FEES CHARGED BY OTHER ADVISERS

The Board considered information regarding fees paid to other advisers for managing similar funds, as analyzed by Lipper. The Board determined that the management fee rates to be charged to the New Fund under the Agreement typically were lower or significantly lower than the management fee rates charged by many or most comparable mutual funds. Based on all factors considered, the Board determined that the fee rates under the Agreement for the New Fund were reasonable in relation to those charged by comparable mutual funds.

ECONOMIES OF SCALE

The Board considered whether TAI is anticipated to experience economies of scale in connection with the operation of the New Fund. The Board also considered the anticipated impact of the proposed fee “breakpoints” (that is, the asset levels at which additional assets would be assessed lower fee rates) on the proposed advisory fee rate for the New Fund. However, the Board also noted TAI’s representation that the New Fund would not be profitable for some years. Thus, the Board determined that the New Fund’s fee schedules are reasonable in light of anticipated economies of scale considerations and anticipated asset levels.

FEE COMPARISON WITH OTHER TAI CLIENTS

The Board considered that TAI and its affiliates do not currently provide investment management services to any other products with mandates similar to the New Fund. However, the Board considered that TAI and its affiliates currently manage specific portions, or “sleeves,” of the CREF Stock Account that have emerging markets active and index investment strategies. The Board concluded that there were no direct comparisons to make between the advisory fees of the New Fund and other clients of TAI or its affiliates.

OTHER BENEFITS

The Board also considered additional benefits to the New Fund and to TAI and its affiliates arising from the Agreement. For example, TAI and its affiliates may benefit from the advisory

TIAA-CREF Funds: Equity Funds ▪ 2010 Annual Report	95

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (UNAUDITED)	concluded

relationship with the New Fund to the extent that this relationship results in potential investors viewing the TIAA-CREF group of companies as a leading retirement plan provider in the academic and nonprofit markets and a single source for all their financial service needs. Both TAI and the New Fund managed by TAI may eventually benefit from economies of scale if the New Fund is managed in the same manner and by the same personnel as certain portions of the CREF Accounts. Additionally, the New Fund may benefit from TAI’s ability to acquire investment research related to its commission (i.e., soft dollar) arrangements.

SPECIFIC FACTORS

The Board considered the following specific factors (among others) during its determination to approve the Agreement for the New Fund described in this Report. If the New Fund is described in the following discussion as being in the “1st” quintile, it is in the best of five groups (that is, the group has the lowest expenses). References below to quintiles are based on the New Fund’s pro forma total expenses and management fees in relation to the data for the corresponding expenses of comparable funds for the twelve-month period ended December 31, 2009 provided to the Board in the reports prepared by Lipper. The specific management fee and expense factors outlined below are based on the Institutional Class of the New Fund, which generally is projected initially to be the largest class of the New Fund. The Institutional Class generally has lower expenses than the Retirement, Premier and Retail Classes of the New Fund.

EMERGING MARKETS EQUITY FUND

•	The Fund’s annual contractual management fee rate was proposed to be 0.85% of average daily net assets, subject to breakpoints starting at assets of over $1 billion.

•	The Fund’s pro forma net total expenses and management fees were each in the 1st quintile of the group of comparable funds selected by Lipper for expense comparison purposes.

Based primarily on the foregoing factors and considerations, the Board approved the Agreement for the New Fund.

IMPORTANT TAX INFORMATION (UNAUDITED)

For the period ended October 31, 2010, the TIAA-CREF Funds designate the following distribution amounts (or the maximum amount allowable) as being from Section 1250 gains and net long-term capital gains.

Fund	Section 1250 Gains	Long-Term Capital Gains	Total

Growth & Income	$—	$—	$—
International Equity	—	—	—
Emerging Markets Equity	—	—	—
Large-Cap Growth	—	—	—
Large-Cap Value	—	—	—
Mid-Cap Growth	—	—	—
Mid-Cap Value	—	—	—
Small-Cap Equity	—	—	—
Enhanced International Equity Index	—	—	—
Enhanced Large-Cap Growth Index	—	—	—
Enhanced Large-Cap Value Index	—	—	—
Social Choice Equity	—	—	—

The International Equity, Emerging Markets Equity, and Enhanced International Equity Index Funds received income from foreign sources during the period ended October 31, 2010 of $2,198,401 ($0.00813 per share), $312,653 ($0.02204 per share), and $352,536 ($0.00467 per share) respectively, and paid taxes to foreign countries during the period ended October 31, 2010 of $161,556 ($0.00060 per share), $19,980 ($0.00141 per share), and $26,465 ($0.00035 per share), respectively.

The information and distributions reported herein may differ from the information and distributions reported to shareholders for the calendar year ending December 31, 2010, which will be reported in conjunction with your 2010 Form 1099-DIV.

By early 2011, shareholders should receive their Form 1099-DIV and a tax information letter from the Funds. For your specific situation, we recommend that you consult a professional tax advisor.

96	2010 Annual Report ▪ TIAA-CREF Funds: Equity Funds

HOW TO REACH US

TIAA-CREF WEBSITE
tiaa-cref.org
24 hours a day, 7 days a week

AUTOMATED TELEPHONE SERVICE
800 842-2252
24 hours a day, 7 days a week

FOR THE HEARING- OR SPEECH-IMPAIRED
800 842-2755
8 a.m. to 10 p.m. ET, Monday–Friday
9 a.m. to 6 p.m. ET, Saturday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other information, please visit tiaa-cref.org, or call 800 842-2252 for the Institutional, Retirement or Premier classes or 800 223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment products are not FDIC insured, are not bank deposits or bank guaranteed, and may lose value.

TIAA-CREF Individual & Institutional Services, LLC, and Teachers Personal Investors Services, Inc., members FINRA, distribute securities products.

©2010 Teachers Insurance and Annuity Association—College Retirement Equities Fund (TIAA-CREF), New York, NY 10017-3206

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2010 ANNUAL REPORT

TIAA-CREF FUNDS
Equity Index Funds

OCTOBER 31, 2010

Audited financial statements

UNDERSTANDING YOUR REPORT FROM TIAA-CREF FUNDS

For the purposes of this report “TIAA-CREF Funds” refers only to the TIAA-CREF Equity Index Funds on the cover of this report. This annual report reflects the change of the fiscal year of the TIAA-CREF Funds (other than the Emerging Markets Equity Index Fund) from September 30 to October 31, and, for all of the funds, contains information about the holdings of the TIAA-CREF Funds as of October 31, 2010, and investment performance for the period then ended. The report contains three main sections:

•	The fund performance section compares each fund’s investment returns with those of its benchmark index.

•

The summary portfolios of investments list the industries and types of securities in which each fund had investments as of October 31, 2010. They also list the fund’s largest individual holdings and any holding that made up more than one percent of the fund’s net assets on that date.

•	The financial statements provide detailed information about the operations and financial condition of each fund.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at tiaa-cref.org, or call 800 842-2252 for the Institutional, Retirement or Premier classes or 800 223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

INFORMATION ON THE TIAA-CREF FUNDS

PORTFOLIO HOLDINGS

Securities and Exchange Commission (SEC) rules allow investment companies to list the top holdings of each fund in their annual and semiannual reports, instead of providing complete portfolio listings. The TIAA-CREF Funds also file complete portfolio listings with the SEC, and they are available to the public.

          You can obtain a complete list of the TIAA-CREF Funds’ portfolio holdings (called “TIAA-CREF Funds Schedules of Investments”) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at tiaa-cref.org; or

•	By calling us at 800 842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the TIAA-CREF Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from the SEC. (Form N-CSR lists holdings as of March 31 or September 30; Form N-Q lists holdings as of December 31 or June 30.) Due to the recent changes in the fiscal year-ends for the TIAA-CREF Funds, future Form N-CSR holdings will be available as of October 31 and April 30; Form N-Q filings will be as of January 31 and July 31. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or

•	From the SEC’s Office of Investor Education and Advocacy.
(Call 202 551-8090 for more information.)

PROXY VOTING

TIAA-CREF Funds’ ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at tiaa-cref.org or on the SEC’s website at www.sec.gov. You can also call us at 800 842-2252 to request a free copy. A report of how the funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

CONTACTING TIAA-CREF

There are three easy ways to contact us: by e-mail, using the Contact Us link at the top of our home page; by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800 842-2252.

FUND MANAGEMENT

The TIAA-CREF Funds are managed by the portfolio management teams of Teachers Advisors, Inc. The members of these teams are responsible for the day-to-day investment management of the funds.

2	2010 Annual Report ▪ TIAA-CREF Funds: Equity Index Funds

ABOUT THE FUNDS’ BENCHMARKS

EQUITY INDEXES

BROAD-MARKET INDEX

The Russell 3000® Index measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.

LARGE-CAP INDEXES

The S&P 500® Index is a market-capitalization-weighted index of the stocks of 500 leading companies in major industries of the U.S. economy.

The MSCI EAFE (Europe, Australasia, Far East) Index measures the performance of the leading stocks in 22 developed countries outside North America.

The MSCI Emerging Markets Index measures the performance of the leading stocks in 21 emerging countries in the following areas: Europe, Asia, Africa, Latin America and the Middle East.

The Russell 1000® Growth Index is a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000 Index, based on market capitalization. The Russell 1000 Growth Index measures the performance of those stocks of the Russell 1000 Index with higher relative forecasted growth rates and price/book ratios.

The Russell 1000 Value Index is a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000 Index, based on market capitalization. The Russell 1000 Value Index measures the performance of those stocks of the Russell 1000 Index with lower relative forecasted growth rates and price/book ratios.

SMALL-CAP INDEX

The Russell 2000® Index measures the performance of the stocks of the 2,000 smallest companies in the Russell 3000 Index, based on market capitalization.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

Russell 1000, Russell 2000 and Russell 3000 are trademarks and service marks of Russell Investment Group. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investment Group. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI. S&P 500 is a registered trademark and service mark of the McGraw-Hill Companies, Inc.

MARKET COMMENTARY FOR THE PERIOD ENDED OCTOBER 31, 2010

The rally that lifted global stock markets in September continued during October, spurred by strong earnings from U.S. corporations and by the Federal Reserve’s decision to purchase U.S. Treasury securities in an effort to reduce long-term borrowing rates. The Russell 3000® Index, which measures the broad U.S. stock market, climbed 3.9% during the month, boosting its year-to-date return to 8.9%. The strongest performance came from small-cap stocks, which were up 4.1% for the month, while large- and mid-cap stocks both returned 3.9%. (All returns are based on the Russell indexes.) The S&P 500 Index had a gain similar to that of the Russell 3000, returning 3.8% for the one-month period.

          Stocks in developed foreign nations trailed U.S. stocks slightly. The MSCI EAFE Index, which measures stock performance in 22 developed nations outside North America, gained 3.6% in terms of dollars. Year-to-date through October, the EAFE returned 4.7% in dollar terms, its returns muted by earlier concerns about European sovereign debt. The MSCI Emerging Markets Index, which measures stock performance in 21 emerging market nations, was up 2.9% and 14.3% in terms of dollars for the one- and two-month period ended October 31, respectively.

TIAA-CREF Funds: Equity Index Funds ▪ 2010 Annual Report	3

IMPORTANT INFORMATION ABOUT EXPENSES

The expenses paid by shareholders of a mutual fund fall into two categories. For the TIAA-CREF Funds, these expenses are as follows:

•

Transaction costs: Although shareholders do not incur sales charges (loads) on purchases, on reinvested dividends or on other distributions, they may incur redemption fees on certain transactions in some funds. Please see the prospectus for details.

•	Ongoing costs: All shareholders incur these costs, which include management fees and other fund expenses.

The expense examples that appear on the performance pages are intended to help you understand your ongoing costs (in U.S. dollars) of investing in each fund. The examples are also designed to help you compare these costs with the ongoing costs of investing in other mutual funds.

          The examples assume $1,000 was invested on May 1, 2010, and held for six months until October 31, 2010.

ACTUAL EXPENSES

The first section of each table uses the fund’s actual expenses and its actual rate of return. You may use the information in this section, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the six-month period.

          Simply divide your fund value by $1,000 (for example, an $8,600 fund value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid” to estimate the expenses you paid during the six-month period. Some funds have a contractual fee reimbursement. Had these not been in effect, fund expenses would have been higher.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section in the table shows hypothetical fund values and expenses based on the fund’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the fund’s actual return.

          This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in the fund with the costs of other funds. To do so, compare our 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

4	2010 Annual Report ▪ TIAA-CREF Funds: Equity Index Funds

LARGE-CAP GROWTH INDEX FUND

PORTFOLIO COMPOSITION

Sector	% of net assets as of 10/31/2010

Information technology	31.6
Consumer discretionary	14.5
Industrials	12.9
Energy	10.0
Health care	9.8
Consumer staples	9.8
Financials	5.3
Materials	5.0
Telecommunication services	0.8
Utilities	0.1
Other assets & liabilities, net	0.2

Total	100.0

HOLDINGS BY COMPANY SIZE

Market capitalization	% of equity investments as of 10/31/2010

Over $15 billion	71.5
$4 billion–$15 billion	22.3
Under $4 billion	6.2

Total	100.0

EXPENSE EXAMPLE

Six months ended October 31, 2010

Large-Cap Growth Index Fund	Starting fund value (5/1/10)	Ending fund value (10/31/10)	Expenses paid* (5/1/10– 10/31/10)

Actual return
Institutional Class	$1,000.00	$1,032.59	$0.46
Retirement Class	1,000.00	1,031.54	1.74

5% annual hypothetical return
Institutional Class	1,000.00	1,024.75	0.46
Retirement Class	1,000.00	1,023.49	1.73

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended October 31, 2010. The fund’s annualized six-month expense ratio for that period was 0.09% for the Institutional Class and 0.34% for the Retirement Class. The expense charges of one or more of the fund’s share classes may reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

For more information about this expense example, please see page 4.

PERFORMANCE FOR THE ONE MONTH ENDED OCTOBER 31, 2010

The Large-Cap Growth Index Fund returned 4.79% for the Institutional Class, compared with the 4.78% return of its benchmark, the Russell 1000® Growth Index. For the year ended October 31, 2010, the fund returned 19.49%, versus 19.65% for the index. The table below shows returns for all share classes of the fund.

          For the one-month period, the fund slightly outperformed its benchmark, despite the effect of expenses. The fund’s return includes a deduction for expenses, while the benchmark’s does not. The fund had a risk profile similar to that of its benchmark.

PERFORMANCE AS OF OCTOBER 31, 2010

	Total return		Average annual total return

Large-Cap Growth Index Fund	1 month	1 year	5 years	since inception

Institutional Class (inception: 10/1/2002)	4.79%	19.49%	3.13%	6.56%
Retirement Class (inception: 10/1/2002)	4.76	19.17	2.86	6.25

Russell 1000 Growth Index	4.78	19.65	3.21	6.68

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. The index returns noted above do not include a deduction for fees or expenses.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception October 1, 2002)

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period. The performance of the other share class varies due to differences in expense charges.

TIAA-CREF Funds: Equity Index Funds ▪ 2010 Annual Report	5

LARGE-CAP VALUE INDEX FUND

PORTFOLIO COMPOSITION

Sector	% of net assets as of 10/31/2010

Financials	27.1
Health care	13.0
Energy	11.3
Consumer staples	10.2
Industrials	8.8
Consumer discretionary	7.6
Utilities	7.1
Information technology	5.6
Telecommunication services	5.1
Materials	2.9
Other assets & liabilities, net	1.3

Total	100.0

HOLDINGS BY COMPANY SIZE

Market capitalization	% of equity investments as of 10/31/2010

Over $15 billion	65.9
$4 billion–$15 billion	24.3
Under $4 billion	9.8

Total	100.0

EXPENSE EXAMPLE

Six months ended October 31, 2010

Large-Cap Value Index Fund	Starting fund value (5/1/10)	Ending fund value (10/31/10)	Expenses paid* (5/1/10– 10/31/10)

Actual return
Institutional Class	$1,000.00	$982.94	$0.45
Retirement Class	1,000.00	981.45	1.70

5% annual hypothetical return
Institutional Class	1,000.00	1,024.75	0.46
Retirement Class	1,000.00	1,023.49	1.73

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended October 31, 2010. The fund’s annualized six-month expense ratio for that period was 0.09% for the Institutional Class and 0.34% for the Retirement Class. The expense charges of one or more of the fund’s share classes may reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

For more information about this expense example, please see page 4.

PERFORMANCE FOR THE ONE MONTH ENDED OCTOBER 31, 2010

The Large-Cap Value Index Fund returned 3.04% for the Institutional Class, compared with the 3.00% return of its benchmark, the Russell 1000® Value Index. For the year ended October 31, 2010, the fund returned 15.66%, versus 15.71% for the index. The table below shows returns for all share classes of the fund.

          For the one-month period, the fund slightly outperformed its benchmark, despite the effect of expenses. The fund’s return includes a deduction for expenses, while the benchmark’s does not. The fund had a risk profile similar to that of its benchmark.

PERFORMANCE AS OF OCTOBER 31, 2010

	Total return		Average annual total return

Large-Cap Value Index Fund	1 month	1 year	5 years	since inception

Institutional Class (inception: 10/1/2002)	3.04%	15.66%	0.58%	6.67%
Retirement Class (inception: 10/1/2002)	3.01	15.37	0.35	6.37

Russell 1000 Value Index	3.00	15.71	0.62	6.75

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. The index returns noted above do not include a deduction for fees or expenses.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception October 1, 2002)

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period. The performance of the other share class varies due to differences in expense charges.

6	2010 Annual Report ▪ TIAA-CREF Funds: Equity Index Funds

EQUITY INDEX FUND

PORTFOLIO COMPOSITION

Sector	% of net assets as of 10/31/2010

Information technology	18.6
Financials	16.6
Health care	11.4
Consumer discretionary	11.2
Industrials	11.1
Energy	10.2
Consumer staples	9.4
Materials	4.1
Utilities	3.6
Telecommunication services	2.8
Short-term investments	1.1
Other assets & liabilities, net	–0.1

Total	100.0

HOLDINGS BY COMPANY SIZE

Market capitalization	% of equity investments as of 10/31/2010

Over $15 billion	63.3
$4 billion–$15 billion	20.7
Under $4 billion	16.0

Total	100.0

EXPENSE EXAMPLE

Six months ended October 31, 2010

Equity Index Fund	Starting fund value (5/1/10)	Ending fund value (10/31/10)	Expenses paid* (5/1/10– 10/31/10)

Actual return
Institutional Class	$1,000.00	$1,005.57	$0.40
Retirement Class	1,000.00	1,004.40	1.67
Retail Class	1,000.00	1,004.38	1.57
Premier Class	1,000.00	1,005.57	1.21

5% annual hypothetical return
Institutional Class	1,000.00	1,024.80	0.41
Retirement Class	1,000.00	1,023.54	1.68
Retail Class	1,000.00	1,023.64	1.58
Premier Class	1,000.00	1,024.00	1.22

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended October 31, 2010. The fund’s annualized six-month expense ratio for that period was 0.08% for the Institutional Class, 0.33% for the Retirement Class, 0.31% for the Retail Class and 0.24% for the Premier Class. The expense charges of one or more of the fund’s share classes may reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

For more information about this expense example, please see page 4.

PERFORMANCE FOR THE ONE MONTH ENDED OCTOBER 31, 2010

The Equity Index Fund returned 3.79% for the Institutional Class, compared with the 3.91% return of its benchmark, the Russell 3000® Index. For the year ended October 31, 2010, the fund returned 18.22%, versus 18.34% for the index. The table below shows returns for all share classes of the fund.

          For the one-month period, the fund’s return slightly trailed that of its benchmark, partly because of the effect of expenses. The fund’s return includes a deduction for expenses, while the benchmark’s does not. The fund had a risk profile similar to that of its benchmark.

PERFORMANCE AS OF OCTOBER 31, 2010

	Total return		Average annual total return

Equity Index Fund	1 month	1 year	5 years		10 years

Institutional Class (inception: 7/1/1999)	3.79%	18.22%	2.07%		0.58%
Retirement Class (inception: 3/31/2006)	3.87	17.83	1.85	*	0.47	*
Retail Class (inception: 3/31/2006)	3.85	18.04	1.96	*	0.52	*
Premier Class (inception: 9/30/2009)	3.91	18.18	2.07	*	0.57	*

Russell 3000 Index	3.91	18.34	2.08		0.62

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. The index returns noted above do not include a deduction for fees or expenses.

*

The performance shown for the Retirement, Retail and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Retirement, Retail and Premier classes. If those higher expenses had been reflected, the performance of these three classes shown for these periods would have been lower.

$10,000 OVER 10 YEARS

Institutional Class

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

TIAA-CREF Funds: Equity Index Funds ▪ 2010 Annual Report	7

S&P 500 INDEX FUND

PORTFOLIO COMPOSITION

Sector	% of net assets as of 10/31/2010

Information technology	19.2
Financials	15.9
Health care	11.4
Consumer staples	11.0
Energy	11.0
Industrials	10.6
Consumer discretionary	10.5
Materials	3.6
Utilities	3.5
Telecommunication services	3.1
Other assets & liabilities, net	0.2

Total	100.0

HOLDINGS BY COMPANY SIZE

Market capitalization	% of equity investments as of 10/31/2010

Over $15 billion	78.7
$4 billion–$15 billion	19.7
Under $4 billion	1.6

Total	100.0

EXPENSE EXAMPLE

Six months ended October 31, 2010

S&P 500 Index Fund	Starting fund value (5/1/10)	Ending fund value (10/31/10)	Expenses paid* (5/1/10– 10/31/10)

Actual return
Institutional Class	$1,000.00	$1,006.71	$0.40
Retirement Class	1,000.00	1,005.24	1.67

5% annual hypothetical return
Institutional Class	1,000.00	1,024.80	0.41
Retirement Class	1,000.00	1,023.54	1.68

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended October 31, 2010. The fund’s annualized six-month expense ratio for that period was 0.08% for the Institutional Class and 0.33% for the Retirement Class. The expense charges of one or more of the fund’s share classes may reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

For more information about this expense example, please see page 4.

PERFORMANCE FOR THE ONE MONTH ENDED OCTOBER 31, 2010

The S&P 500 Index Fund returned 3.76% for the Institutional Class, compared with the 3.80% return of its benchmark, the S&P 500® Index. For the year ended October 31, 2010, the fund returned 16.43%, versus 16.52% for the index. The table below shows returns for all share classes of the fund.

          For the one-month period, the fund’s return slightly trailed that of its benchmark, partly because of the effect of expenses. The fund’s return includes a deduction for expenses, while the benchmark’s does not. The fund had a risk profile similar to that of its benchmark.

PERFORMANCE AS OF OCTOBER 31, 2010

	Total return		Average annual total return

S&P 500 Index Fund	1 month	1 year	5 years	since inception

Institutional Class (inception: 10/1/2002)	3.76%	16.43%	1.70%	6.21%
Retirement Class (inception: 10/1/2002)	3.71	16.12	1.42	5.91

S&P 500 Index	3.80	16.52	1.73	6.30

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. The index returns noted above do not include a deduction for fees or expenses.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception October 1, 2002)

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period. The performance of the other share class varies due to differences in expense charges.

8	2010 Annual Report ▪ TIAA-CREF Funds: Equity Index Funds

SMALL-CAP BLEND INDEX FUND

PORTFOLIO COMPOSITION

Sector	% of net assets as of 10/31/2010

Financials	20.8
Information technology	19.0
Industrials	15.4
Consumer discretionary	13.6
Health care	12.5
Energy	5.6
Materials	5.5
Utilities	3.3
Consumer staples	3.0
Telecommunication services	1.0
Short-term investments	0.2
Other assets & liabilities, net	0.1

Total	100.0

HOLDINGS BY COMPANY SIZE

Market capitalization	% of equity investments as of 10/31/2010

Over $15 billion	0.1
$4 billion–$15 billion	0.4
Under $4 billion	99.5

Total	100.0

EXPENSE EXAMPLE

Six months ended October 31, 2010

Small-Cap Blend Index Fund	Starting fund value (5/1/10)	Ending fund value (10/31/10)	Expenses paid* (5/1/10– 10/31/10)

Actual return

Institutional Class	$1,000.00	$ 987.35	$0.45
Retirement Class	1,000.00	986.59	1.70

5% annual hypothetical return

Institutional Class	1,000.00	1,024.75	0.46
Retirement Class	1,000.00	1,023.49	1.73

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended October 31, 2010. The fund’s annualized six-month expense ratio for that period was 0.09% for the Institutional Class and 0.34% for the Retirement Class. The expense charges of one or more of the fund’s share classes may reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

For more information about this expense example, please see page 4.

PERFORMANCE FOR THE ONE MONTH ENDED OCTOBER 31, 2010

The Small-Cap Blend Index Fund returned 4.08% for the Institutional Class, compared with the 4.09% return of its benchmark, the Russell 2000® Index. For the year ended October 31, 2010, the fund returned 26.52%, versus 26.58% for the index. The table below shows returns for all share classes of the fund.

          For the one-month period, the fund’s return slightly trailed that of its benchmark, partly because of the effect of expenses. The fund’s return includes a deduction for expenses, while the benchmark’s does not. The fund had a risk profile similar to that of its benchmark.

PERFORMANCE AS OF OCTOBER 31, 2010

	Total return		Average annual total return

Small-Cap Blend Index Fund*	1 month	1 year	5 years	since inception

Institutional Class (inception: 10/1/2002)	4.08%	26.52%	3.07%	9.68%
Retirement Class (inception: 10/1/2002)	4.08	26.16	2.84	9.41

Russell 2000 Index	4.09	26.58	3.07	9.75

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. The index returns noted above do not include a deduction for fees or expenses.

*	Shares held 60 calendar days or less may be subject to a redemption fee of 2%. Please see the prospectus for details.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception October 1, 2002)

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period. The performance of the other share class varies due to differences in expense charges.

TIAA-CREF Funds: Equity Index Funds ▪ 2010 Annual Report	9

INTERNATIONAL EQUITY INDEX FUND

PORTFOLIO COMPOSITION

Sector	% of net assets as of 10/31/2010

Financials	26.2
Industrials	11.8
Materials	10.4
Consumer discretionary	10.1
Consumer staples	10.0
Health care	8.1
Energy	7.3
Telecommunication services	5.8
Utilities	5.2
Information technology	4.6
Short-term investments	0.4
Other assets & liabilities, net	0.1

Total	100.0

HOLDINGS BY COUNTRY

% of portfolio investments as of 10/31/2010

Japan	20.2
United Kingdom	18.9
France	9.5
Australia	8.3
Germany	8.0
Switzerland	7.5
Netherlands	4.5
Spain	3.7
Sweden	2.9
Italy	2.8
24 other nations	13.3
Short-term investments	0.4

Total	100.0

HOLDINGS BY COMPANY SIZE

Market capitalization	% of equity investments as of 10/31/2010

Over $15 billion	71.1
$4 billion–$15 billion	23.8
Under $4 billion	5.1

Total	100.0

PERFORMANCE FOR THE ONE MONTH ENDED OCTOBER 31, 2010

The International Equity Index Fund returned 3.86% for the Institutional Class, compared with the 3.61% return of its benchmark, the MSCI EAFE Index. For the year ended October 31, 2010, the fund returned 9.71%, versus 8.36% for the index. The table below shows returns for all share classes of the fund.

          For the one-month period, the fund outperformed its benchmark, despite the effect of expenses. The fund’s return includes a deduction for expenses, while the benchmark’s does not. The fund had a risk profile similar to that of its benchmark.

PERFORMANCE AS OF OCTOBER 31, 2010

	Total return		Average annual total return

International Equity Index Fund*	1 month	1 year	5 years	since fund inception

Institutional Class (inception: 10/1/2002)	3.86%	9.71%	3.40%	10.24%
Retirement Class (inception: 10/1/2002)	3.86	9.44	3.15	9.92
Premier Class (inception: 9/30/2009)	3.86	9.61	3.36†	10.22	†

MSCI EAFE Index	3.61	8.36	3.31	10.29

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. The index returns noted above do not include a deduction for fees or expenses.

*	Shares held 60 calendar days or less may be subject to a redemption fee of 2%. Please see the prospectus for details.

†

The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Premier Class. If those higher expenses had been reflected, the performance of the Premier Class shown for these periods would have been lower.

10	2010 Annual Report ▪ TIAA-CREF Funds: Equity Index Funds

          Although this is an index fund, the fund’s return may sometimes diverge from the return of its benchmark index more than would be expected. This may be the result of a fair-value pricing adjustment. Many foreign exchanges close before the fund’s net asset value (NAV) is calculated (generally 4 p.m. ET). In the intervening hours, the value of foreign securities can change, and these changes are not reflected immediately in the fund’s benchmark index. They may, however, be taken into account in that day’s NAV to reflect the value of the fund’s holdings at the time the NAV is calculated.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception October 1, 2002)

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

EXPENSE EXAMPLE

Six months ended October 31, 2010

International Equity Index Fund	Starting fund value (5/1/10)	Ending fund value (10/31/10)	Expenses paid* (5/1/10– 10/31/10)

Actual return

Institutional Class	$1,000.00	$1,065.50	$0.57
Retirement Class	1,000.00	1,064.45	1.87
Premier Class	1,000.00	1,064.89	1.35

5% annual hypothetical return

Institutional Class	1,000.00	1,024.65	0.56
Retirement Class	1,000.00	1,023.39	1.84
Premier Class	1,000.00	1,023.89	1.33

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended October 31, 2010. The fund’s annualized six-month expense ratio for that period was 0.11% for the Institutional Class, 0.36% for the Retirement Class and 0.26% for the Premier Class. The expense charges of one or more of the fund’s share classes may reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

For more information about this expense example, please see page 4.

TIAA-CREF Funds: Equity Index Funds ▪ 2010 Annual Report	11

EMERGING MARKETS EQUITY INDEX FUND

PORTFOLIO COMPOSITION

Sector	% of net assets as of 10/31/2010

Financials	27.7
Materials	13.9
Energy	12.0
Industrials	11.4
Information technology	10.8
Telecommunication services	7.7
Consumer staples	6.5
Consumer discretionary	6.3
Utilities	3.0
Health care	0.5
Other assets & liabilities, net	0.2

Total	100.0

HOLDINGS BY COUNTRY

% of portfolio investments as of 10/31/2010

China	16.7
Brazil	16.2
Korea	13.0
Taiwan	10.5
India	8.0
South Africa	7.4
Russia	6.2
Mexico	4.7
Malaysia	2.8
Indonesia	2.3
16 other nations	12.2

Total	100.0

HOLDINGS BY COMPANY SIZE

Market capitalization	% of equity investments as of 10/31/2010

Over $15 billion	90.9
$4 billion–$15 billion	5.9
Under $4 billion	3.2

Total	100.0

PERFORMANCE FOR THE PERIOD ENDED OCTOBER 31, 2010

The Emerging Markets Equity Index Fund was launched on August 31, 2010. For the two months ended October 31, 2010, the fund returned 13.30% for the Institutional Class, compared with the 14.34% return of its benchmark, the MSCI Emerging Markets Index. The table below shows returns for all share classes of the fund.

          For the two-month period, the fund’s return trailed that of its benchmark primarily due to foreign currency conversion costs at the inception of the fund. The fund’s return includes a deduction for expenses, while the benchmark’s does not. The fund had a risk profile similar to that of its benchmark.

PERFORMANCE AS OF OCTOBER 31, 2010

Total return

Emerging Markets Equity Index Fund*	since inception

Institutional Class (inception: 8/31/2010)	13.30%
Retirement Class (inception: 8/31/2010)	13.30
Retail Class (inception: 8/31/2010)	13.20
Premier Class (inception: 8/31/2010)	13.30

MSCI Emerging Markets Index	14.34

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. The index returns noted above do not include a deduction for fees or expenses.

*	Shares held 60 calendar days or less may be subject to a redemption fee of 2%. Please see the prospectus for details.

12	2010 Annual Report ▪ TIAA-CREF Funds: Equity Index Funds

          Although this is an index fund, the fund’s return may sometimes diverge from the return of its benchmark index more than would be expected. This may be the result of a fair-value pricing adjustment. Many foreign exchanges close before the fund’s net asset value (NAV) is calculated (generally 4 p.m. ET). In the intervening hours, the value of foreign securities can change, and these changes are not reflected immediately in the fund’s benchmark index. They may, however, be taken into account in that day’s NAV to reflect the value of the fund’s holdings at the time the NAV is calculated.

          Because of the fund’s short performance history, these returns should not be taken as an indication of the way the fund is likely to perform over longer periods.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception August 31, 2010)

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

EXPENSE EXAMPLE

Period ended October 31, 2010

Emerging Markets Equity Index Fund	Starting fund value (8/31/10)	Ending fund value (10/31/10)	Expenses paid* (8/31/10– 10/31/10)

Actual return

Institutional Class	$1,000.00	$1,133.00	$0.45
Retirement Class	1,000.00	1,133.00	0.89
Retail Class	1,000.00	1,132.00	1.14
Premier Class	1,000.00	1,133.00	0.71

	Starting fund value (5/1/10)	Ending fund value (10/31/10)	Expenses paid* (5/1/10– 10/31/10)

5% annual hypothetical return

Institutional Class	1,000.00	1,023.95	1.28
Retirement Class	1,000.00	1,022.68	2.55
Retail Class	1,000.00	1,021.98	3.26
Premier Class	1,000.00	1,023.19	2.04

*

“Expenses paid” is based on the fund’s actual expense ratio from commencement of operations on August 31, 2010 through October 31, 2010, multiplied by the average fund value over the period, multiplied by 61/365 for the actual expenses and 184/365 for the hypothetical expenses. There were 61 days in the period from commencement of operations to October 31, 2010 and 184 days in the six months ended October 31, 2010. The fund’s annualized expense ratio for the 61–day period was 0.25% for the Institutional Class, 0.50% for the Retirement Class, 0.64% for the Retail Class and 0.40% for the Premier Class. The expense charges of one or more of the fund’s share classes may reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

For more information about this expense example, please see page 4.

TIAA-CREF Funds: Equity Index Funds ▪ 2010 Annual Report	13

SUMMARY PORTFOLIO OF INVESTMENTS

LARGE-CAP GROWTH INDEX FUND ▪ OCTOBER 31, 2010

Shares		Company	Value	% of net assets

COMMON STOCKS

AUTOMOBILES & COMPONENTS
338,366	*	Ford Motor Co	$4,781,112	0.8%
		Other	4,842,952	0.7

			9,624,064	1.5

BANKS			120,168	0.0

CAPITAL GOODS
72,231		3M Co	6,083,295	1.0
62,012		Boeing Co	4,380,528	0.7
63,321		Caterpillar, Inc	4,977,032	0.8
40,734		Deere & Co	3,128,371	0.5
76,000		Emerson Electric Co	4,172,399	0.7
250,743		General Electric Co	4,016,903	0.6
77,231		Honeywell International, Inc	3,638,352	0.6
86,368		United Technologies Corp	6,457,736	1.0
		Other	27,466,117	4.3

			64,320,733	10.2

COMMERCIAL & PROFESSIONAL SERVICES			3,859,161	0.7

CONSUMER DURABLES & APPAREL
36,563		Nike, Inc (Class B)	2,977,692	0.4
		Other	5,696,540	1.0

			8,674,232	1.4

CONSUMER SERVICES
108,832		McDonald’s Corp	8,463,864	1.4
		Other	14,344,443	2.2

			22,808,307	3.6

DIVERSIFIED FINANCIALS
106,091		American Express Co	4,398,533	0.7
74,903		iShares Russell 1000 Growth Index Fund	4,036,524	0.6
		Other	11,794,235	1.9

			20,229,292	3.2

ENERGY
57,612		ConocoPhillips	3,422,153	0.5
473,830		Exxon Mobil Corp	31,495,479	5.0
92,295		Halliburton Co	2,940,519	0.5
120,634		Schlumberger Ltd	8,431,109	1.3
		Other	17,068,623	2.7

			63,357,883	10.0

FOOD & STAPLES RETAILING
44,617		Costco Wholesale Corp	2,800,609	0.4
89,621		Walgreen Co	3,036,359	0.5
124,769		Wal-Mart Stores, Inc	6,758,737	1.1
		Other	2,903,717	0.5

			15,499,422	2.5

FOOD, BEVERAGE & TOBACCO
122,896		Altria Group, Inc	3,124,016	0.5
158,963		Coca-Cola Co	9,747,611	1.6
93,945		PepsiCo, Inc	6,134,609	1.0
157,738		Philip Morris International, Inc	9,227,673	1.5
		Other	7,480,246	1.1

			35,714,155	5.7

Shares		Company	Value	% of net assets

HEALTH CARE EQUIPMENT & SERVICES
85,753		Medtronic, Inc	$3,019,362	0.5%
		Other	29,784,586	4.8

			32,803,948	5.3

HOUSEHOLD & PERSONAL PRODUCTS
41,533		Colgate-Palmolive Co	3,203,026	0.5
		Other	7,167,211	1.1

			10,370,237	1.6

INSURANCE			6,192,867	1.0

MATERIALS
47,544		Freeport-McMoRan Copper & Gold, Inc (Class B)	4,501,466	0.8
55,403		Monsanto Co	3,292,046	0.5
47,959		Newmont Mining Corp	2,919,264	0.5
30,992		Praxair, Inc	2,830,809	0.4
		Other	18,312,085	2.8

			31,855,670	5.0

MEDIA
89,571	*	DIRECTV	3,892,755	0.7
		Other	7,670,327	1.1

			11,563,082	1.8

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
140,924		Abbott Laboratories	7,232,221	1.1
46,430	*	Celgene Corp	2,881,910	0.5
84,417	*	Gilead Sciences, Inc	3,348,822	0.5
		Other	15,640,894	2.5

			29,103,847	4.6

REAL ESTATE			6,593,380	1.1

RETAILING
35,395	*	Amazon.com, Inc	5,845,130	1.0
171,742		Home Depot, Inc	5,303,392	0.9
74,332		Target Corp	3,860,805	0.7
		Other	24,072,315	3.6

			39,081,642	6.2

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
385,090		Intel Corp	7,728,757	1.3
		Other	17,436,718	2.7

			25,165,475	4.0

SOFTWARE & SERVICES
62,162		Accenture plc	2,779,263	0.4
24,646	*	Google, Inc (Class A)	15,107,751	2.3
129,728		International Business Machines Corp	18,628,941	3.0
518,394		Microsoft Corp	13,810,016	2.1
385,359		Oracle Corp	11,329,555	1.8
47,168		Visa, Inc (Class A)	3,687,123	0.7
		Other	31,265,883	4.9

			96,608,532	15.2

14	2010 Annual Report ▪ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

LARGE-CAP GROWTH INDEX FUND ▪ OCTOBER 31, 2010

Shares		Company	Value	% of net assets

TECHNOLOGY HARDWARE & EQUIPMENT
92,053	*	Apple, Inc	$27,695,985	4.4%
577,766	*	Cisco Systems, Inc	13,190,399	2.1
208,760	*	EMC Corp	4,386,048	0.7
237,240		Hewlett-Packard Co	9,978,313	1.6
166,026		Qualcomm, Inc	7,492,753	1.2
		Other	14,721,406	2.2

			77,464,904	12.2

TELECOMMUNICATION SERVICES			5,564,559	0.8

TRANSPORTATION
72,042		United Parcel Service, Inc (Class B)	4,851,307	0.7
		Other	8,159,607	1.4

			13,010,914	2.1

UTILITIES			512,644	0.1

		TOTAL COMMON STOCKS (Cost $556,351,733)	630,099,118	99.8

Shares	Company	Value	% of net assets

RIGHTS/WARRANTS

COMMERCIAL & PROFESSIONAL SERVICES		$1,208	0.0%

CONSUMER SERVICES		3	0.0

	TOTAL RIGHTS/WARRANTS (Cost $1,320)	1,211	0.0

	TOTAL PORTFOLIO (Cost $556,353,053)	630,100,329	99.8
	OTHER ASSETS & LIABILITIES, NET	1,422,800	0.2

	NET ASSETS	$631,523,129	100.0%

*	Non-income producing.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ▪ 2010 Annual Report	15

SUMMARY PORTFOLIO OF INVESTMENTS

LARGE-CAP VALUE INDEX FUND  ▪   OCTOBER 31, 2010

Shares	Company	Value	% of net assets

COMMON STOCKS

AUTOMOBILES & COMPONENTS		$1,192,658	0.2%

BANKS
58,553	PNC Financial Services Group, Inc	3,156,007	0.4
213,499	US Bancorp	5,162,406	0.8
542,092	Wells Fargo & Co	14,137,759	2.1
	Other	15,627,156	2.2

		38,083,328	5.5

CAPITAL GOODS
912,621	General Electric Co	14,620,189	2.2
	Other	26,855,351	3.8

		41,475,540	6.0

COMMERCIAL & PROFESSIONAL SERVICES		5,770,082	0.9

CONSUMER DURABLES & APPAREL		6,725,554	1.1

CONSUMER SERVICES		3,778,236	0.6

DIVERSIFIED FINANCIALS
1,117,442	Bank of America Corp	12,783,536	1.9
135,125	Bank of New York Mellon Corp	3,386,233	0.5
2,356,968 *	Citigroup, Inc	9,828,557	1.4
57,300	Goldman Sachs Group, Inc	9,222,435	1.4
91,000	iShares Russell 1000 Value Index Fund	5,533,710	0.8
443,233	JPMorgan Chase & Co	16,678,857	2.4
114,867	Morgan Stanley	2,856,742	0.4
	Other	15,097,865	2.1

		75,387,935	10.9

ENERGY
55,052	Anadarko Petroleum Corp	3,389,552	0.5
40,574	Apache Corp	4,098,785	0.6
211,859	Chevron Corp	17,501,671	2.5
102,225	ConocoPhillips	6,072,165	1.0
49,765	Devon Energy Corp	3,235,720	0.5
45,925	Exxon Mobil Corp	3,052,635	0.4
72,040	Occidental Petroleum Corp	5,664,505	0.8
	Other	34,546,234	5.0

		77,561,267	11.3

FOOD & STAPLES RETAILING
134,785	CVS Corp	4,059,724	0.7
89,998	Wal-Mart Stores, Inc	4,875,192	0.7
	Other	3,306,718	0.4

		12,241,634	1.8

FOOD, BEVERAGE & TOBACCO
59,571	Coca-Cola Co	3,652,894	0.5
178,683	Kraft Foods, Inc (Class A)	5,766,100	0.9
76,328	PepsiCo, Inc	4,984,219	0.8
	Other	22,108,650	3.1

		36,511,863	5.3

HEALTH CARE EQUIPMENT & SERVICES
126,553	UnitedHealth Group, Inc	4,562,237	0.6
	Other	15,956,094	2.4

		20,518,331	3.0

Shares	Company	Value	% of net assets

HOUSEHOLD & PERSONAL PRODUCTS
301,608	Procter & Gamble Co	$19,173,221	2.8%
	Other	2,259,830	0.3

		21,433,051	3.1

INSURANCE
192,617 *	Berkshire Hathaway, Inc (Class B)	15,324,608	2.3
51,670	Prudential Financial, Inc	2,716,808	0.4
	Other	30,733,783	4.3

		48,775,199	7.0

MATERIALS
128,602	Dow Chemical Co	3,964,799	0.6
66,033	Du Pont (E.I.) de Nemours & Co	3,122,040	0.5
	Other	13,179,771	1.8

		20,266,610	2.9

MEDIA
313,404	Comcast Corp (Class A)	6,449,855	0.9
201,393	News Corp (Class A)	2,912,143	0.4
100,770	Time Warner, Inc	3,276,033	0.5
218,126	Walt Disney Co	7,876,531	1.2
	Other	12,829,997	1.8

		33,344,559	4.8

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
106,683 *	Amgen, Inc	6,101,201	0.9
191,506	Bristol-Myers Squibb Co	5,151,511	0.7
87,165	Eli Lilly & Co	3,068,208	0.4
261,138	Johnson & Johnson	16,626,655	2.3
347,406	Merck & Co, Inc	12,603,890	1.8
898,671	Pfizer, Inc	15,636,875	2.3
	Other	9,444,106	1.5

		68,632,446	9.9

REAL ESTATE		24,011,539	3.5

RETAILING		7,405,610	1.0

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
195,800	Intel Corp	3,929,705	0.7
	Other	5,361,467	0.7

		9,291,172	1.4

SOFTWARE & SERVICES
282,446	Microsoft Corp	7,524,362	1.1
	Other	10,295,799	1.5

		17,820,161	2.6

TECHNOLOGY HARDWARE & EQUIPMENT
152,140	Corning, Inc	2,781,118	0.4
	Other	8,509,922	1.3

		11,291,040	1.7

TELECOMMUNICATION SERVICES
658,272	AT&T, Inc	18,760,752	2.7
314,880	Verizon Communications, Inc	10,224,154	1.5
	Other	5,951,345	0.9

		34,936,251	5.1

16	2010 Annual Report ▪ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

LARGE-CAP VALUE INDEX FUND ▪ OCTOBER 31, 2010

Shares	Company	Value	% of net assets

TRANSPORTATION
43,365	CSX Corp	$2,664,779	0.4%
49,253	Union Pacific Corp	4,318,503	0.7
	Other	6,025,071	0.9

		13,008,353	2.0

UTILITIES
66,406	Dominion Resources, Inc	2,886,004	0.4
146,288	Duke Energy Corp	2,663,904	0.4
73,589	Exelon Corp	3,003,904	0.4
91,846	Southern Co	3,478,209	0.5
	Other	37,157,780	5.4

		49,189,801	7.1

	TOTAL COMMON STOCKS
	(Cost $748,409,006)	678,652,220	98.7

RIGHTS/WARRANTS

COMMERCIAL & PROFESSIONAL SERVICES		2,192	0.0

	TOTAL RIGHTS/WARRANTS
	(Cost $2,396)	2,192	0.0

	TOTAL PORTFOLIO
	(Cost $748,411,402)	678,654,412	98.7
	OTHER ASSETS & LIABILITIES, NET	8,657,606	1.3

	NET ASSETS	$687,312,018	100.0%

*	Non-income producing.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ▪ 2010 Annual Report	17

SUMMARY PORTFOLIO OF INVESTMENTS

EQUITY INDEX FUND  ▪   OCTOBER 31, 2010

Shares		Company	Value	% of net assets

COMMON STOCKS

AUTOMOBILES & COMPONENTS
509,715	*	Ford Motor Co	$7,202,273	0.3%
		Other	10,424,550	0.5

			17,626,823	0.8

BANKS
294,212		US Bancorp	7,114,046	0.4
748,098		Wells Fargo & Co	19,510,396	1.0
		Other	37,407,436	1.7

			64,031,878	3.1

CAPITAL GOODS
109,409		3M Co	9,214,426	0.4
116,675		Boeing Co	8,241,922	0.4
96,600		Caterpillar, Inc	7,592,761	0.4
1,641,151		General Electric Co	26,291,240	1.3
143,259		United Technologies Corp	10,711,474	0.5
		Other	108,406,437	5.2

			170,458,260	8.2

COMMERCIAL & PROFESSIONAL SERVICES			19,945,597	1.0

CONSUMER DURABLES & APPAREL			28,249,887	1.3

CONSUMER SERVICES
165,365		McDonald’s Corp	12,860,437	0.7
		Other	33,062,938	1.5

			45,923,375	2.2

DIVERSIFIED FINANCIALS
1,539,666		Bank of America Corp	17,613,778	0.8
3,247,610	*	Citigroup, Inc	13,542,534	0.6
79,158		Goldman Sachs Group, Inc	12,740,480	0.6
240,342		iShares Russell 3000 Index Fund	16,859,991	0.8
611,713		JPMorgan Chase & Co	23,018,759	1.2
		Other	62,080,993	3.0

			145,856,535	7.0

ENERGY
308,730		Chevron Corp	25,504,186	1.2
228,777		ConocoPhillips	13,589,354	0.7
783,358	d	Exxon Mobil Corp	52,069,807	2.5
124,843		Occidental Petroleum Corp	9,816,405	0.5
209,977		Schlumberger Ltd	14,675,293	0.7
		Other	96,658,429	4.6

			212,313,474	10.2

FOOD & STAPLES RETAILING
313,236		Wal-Mart Stores, Inc	16,967,995	0.9
		Other	24,876,702	1.1

			41,844,697	2.0

FOOD, BEVERAGE & TOBACCO
320,131		Altria Group, Inc	8,137,730	0.4
323,740		Coca-Cola Co	19,851,737	1.1
246,547		Kraft Foods, Inc (Class A)	7,956,071	0.5
247,869		PepsiCo, Inc	16,185,846	0.8

Shares		Company	Value	% of net assets

FOOD, BEVERAGE & TOBACCO–continued
284,328		Philip Morris International, Inc	$16,633,189	0.8%
		Other	38,295,156	1.6

			107,059,729	5.2

HEALTH CARE EQUIPMENT & SERVICES			89,671,019	4.3

HOUSEHOLD & PERSONAL PRODUCTS
442,345		Procter & Gamble Co	28,119,871	1.4
		Other	18,025,674	0.8

			46,145,545	2.2

INSURANCE
265,709	*	Berkshire Hathaway, Inc (Class B)	21,139,807	1.1
		Other	60,082,942	2.7

			81,222,749	3.8

MATERIALS			85,309,683	4.1

MEDIA
432,388		Comcast Corp (Class A)	8,898,545	0.5
301,056		Walt Disney Co	10,871,131	0.6
		Other	46,001,968	2.1

			65,771,644	3.2

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
237,246		Abbott Laboratories	12,175,465	0.6
147,401	*	Amgen, Inc	8,429,862	0.4
264,528		Bristol-Myers Squibb Co	7,115,803	0.3
423,908		Johnson & Johnson	26,990,221	1.3
479,265		Merck & Co, Inc	17,387,734	0.8
1,239,908		Pfizer, Inc	21,574,398	1.1
		Other	54,228,968	2.6

			147,902,451	7.1

REAL ESTATE			55,684,050	2.7

RETAILING
53,780	*	Amazon.com, Inc	8,881,230	0.4
260,319		Home Depot, Inc	8,038,652	0.4
		Other	59,692,857	2.9

			76,612,739	3.7

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
855,287		Intel Corp	17,165,609	0.8
		Other	40,087,227	1.9

			57,252,836	2.7

SOFTWARE & SERVICES
37,447	*	Google, Inc (Class A)	22,954,636	1.1
197,101		International Business Machines Corp	28,303,703	1.4
1,177,276		Microsoft Corp	31,362,634	1.6
585,543		Oracle Corp	17,214,965	0.8
		Other	85,891,981	4.1

			185,727,919	9.0

18	2010 Annual Report ▪ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

EQUITY INDEX FUND ▪ OCTOBER 31, 2010

Shares		Company	Value	% of net assets

TECHNOLOGY HARDWARE & EQUIPMENT
139,884	*	Apple, Inc	$42,086,898	2.0%
877,849	*	Cisco Systems, Inc	20,041,294	1.0
360,578		Hewlett-Packard Co	15,165,911	0.7
252,142		Qualcomm, Inc	11,379,169	0.5
		Other	54,747,226	2.6

			143,420,498	6.8

TELECOMMUNICATION SERVICES
908,251		AT&T, Inc	25,885,155	1.3
434,539		Verizon Communications, Inc	14,109,482	0.7
		Other	18,300,419	0.8

			58,295,056	2.8

TRANSPORTATION
109,678		United Parcel Service, Inc (Class B)	7,385,716	0.4
		Other	34,462,649	1.6

			41,848,365	2.0

UTILITIES			74,086,195	3.6

		TOTAL COMMON STOCKS
		(Cost $1,843,803,090)	2,062,261,004	99.0

Shares		Company	Value	% of net assets

RIGHTS/WARRANTS

COMMERCIAL & PROFESSIONAL SERVICES			$4,806	0.0%

CONSUMER SERVICES			16	0.0

		TOTAL RIGHTS/WARRANTS
		(Cost $5,252)	4,822	0.0

Principal		Issuer

SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT
		Federal Home Loan Bank
$22,745,000		11/01/2010	22,745,000	1.1

			22,745,000	1.1

		TOTAL SHORT-TERM INVESTMENTS
		(Cost $22,745,000)	22,745,000	1.1

		TOTAL PORTFOLIO
		(Cost $1,866,553,342)	2,085,010,826	100.1
		OTHER ASSETS & LIABILITIES, NET	(2,053,857)	(0.1)

		NET ASSETS	$2,082,956,969	100.0%

*	Non-income producing.

d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ▪ 2010 Annual Report	19

SUMMARY PORTFOLIO OF INVESTMENTS

S&P 500 INDEX FUND ▪ OCTOBER 31, 2010

Shares		Company	Value	% of net assets

COMMON STOCKS

AUTOMOBILES & COMPONENTS
338,452	*	Ford Motor Co	$4,782,327	0.4%
		Other	3,269,375	0.3

			8,051,702	0.7

BANKS
188,662		US Bancorp	4,561,847	0.4
515,005		Wells Fargo & Co	13,431,330	1.3
		Other	11,678,219	1.1

			29,671,396	2.8

CAPITAL GOODS
70,177		3M Co	5,910,307	0.5
72,002		Boeing Co	5,086,221	0.5
62,043		Caterpillar, Inc	4,876,579	0.5
1,052,089		General Electric Co	16,854,466	1.5
91,427		United Technologies Corp	6,835,996	0.6
		Other	45,394,748	4.3

			84,958,317	7.9

COMMERCIAL & PROFESSIONAL SERVICES			6,328,814	0.6

CONSUMER DURABLES & APPAREL			11,605,734	1.1

CONSUMER SERVICES
104,738		McDonald’s Corp	8,145,475	0.8
		Other	11,781,460	1.1

			19,926,935	1.9

DIVERSIFIED FINANCIALS
987,398		Bank of America Corp	11,295,832	1.1
2,509,050	*	Citigroup, Inc	10,462,739	1.0
50,740		Goldman Sachs Group, Inc	8,166,603	0.9
390,199		JPMorgan Chase & Co	14,683,187	1.3
57,150		SPDR Trust Series 1	6,773,990	0.7
		Other	30,141,838	2.7

			81,524,189	7.7

ENERGY
197,856		Chevron Corp	16,344,885	1.5
145,973		ConocoPhillips	8,670,796	0.8
501,068		Exxon Mobil Corp	33,305,991	3.2
79,930		Occidental Petroleum Corp	6,284,896	0.6
134,459		Schlumberger Ltd	9,397,340	0.9
		Other	43,503,609	4.0

			117,507,517	11.0

FOOD & STAPLES RETAILING
196,823		Wal-Mart Stores, Inc	10,661,901	0.9
		Other	14,741,085	1.5

			25,402,986	2.4

FOOD, BEVERAGE & TOBACCO
205,076		Altria Group, Inc	5,213,032	0.5
227,267		Coca-Cola Co	13,936,012	1.2
171,627		Kraft Foods, Inc (Class A)	5,538,404	0.5
156,559		PepsiCo, Inc	10,223,303	1.0

Shares		Company	Value	% of net assets

FOOD, BEVERAGE & TOBACCO–continued
180,367		Philip Morris International, Inc	$10,551,470	1.0%
		Other	19,800,605	1.9

			65,262,826	6.1

HEALTH CARE EQUIPMENT & SERVICES			39,196,073	3.8

HOUSEHOLD & PERSONAL PRODUCTS
279,325		Procter & Gamble Co	17,756,690	1.7
		Other	9,224,992	0.9

			26,981,682	2.6

INSURANCE
170,232	*	Berkshire Hathaway, Inc (Class B)	13,543,658	1.3
		Other	28,436,777	2.6

			41,980,435	3.9

MATERIALS
46,294		Freeport-McMoRan Copper & Gold, Inc (Class B)	4,383,115	0.4
		Other	33,967,754	3.2

			38,350,869	3.6

MEDIA
276,186		Comcast Corp (Class A)	5,683,907	0.6
188,214		Walt Disney Co	6,796,407	0.7
		Other	21,411,784	1.9

			33,892,098	3.2

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
151,943		Abbott Laboratories	7,797,715	0.7
94,320	*	Amgen, Inc	5,394,161	0.5
168,752		Bristol-Myers Squibb Co	4,539,429	0.4
271,056		Johnson & Johnson	17,258,136	1.7
302,855		Merck & Co, Inc	10,987,579	1.0
791,022		Pfizer, Inc	13,763,783	1.4
		Other	21,927,913	2.0

			81,668,716	7.7

REAL ESTATE			16,097,454	1.5

RETAILING
34,815	*	Amazon.com, Inc	5,749,350	0.5
163,877		Home Depot, Inc	5,060,521	0.4
		Other	27,342,949	2.7

			38,152,820	3.6

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
547,929		Intel Corp	10,996,935	1.0
		Other	15,341,013	1.5

			26,337,948	2.5

SOFTWARE & SERVICES
24,463	*	Google, Inc (Class A)	14,995,575	1.4
124,118		International Business Machines Corp	17,823,344	1.6
749,382		Microsoft Corp	19,963,535	1.8
380,855		Oracle Corp	11,197,137	1.1
		Other	34,585,888	3.4

			98,565,479	9.3

20	2010 Annual Report ▪ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

S&P 500 INDEX FUND ▪ OCTOBER 31, 2010

Shares		Company	Value	% of net assets

TECHNOLOGY HARDWARE & EQUIPMENT
89,901	*	Apple, Inc	$27,048,513	2.5%
562,016	*	Cisco Systems, Inc	12,830,825	1.1
223,161		Hewlett-Packard Co	9,386,152	0.9
157,962		Qualcomm, Inc	7,128,825	0.7
		Other	22,608,253	2.1

			79,002,568	7.3

TELECOMMUNICATION SERVICES
581,486		AT&T, Inc	16,572,351	1.6
278,171		Verizon Communications, Inc	9,032,212	0.8
		Other	7,322,203	0.7

			32,926,766	3.1

TRANSPORTATION
97,491		United Parcel Service, Inc (Class B)	6,565,043	0.6
		Other	14,951,450	1.4

			21,516,493	2.0

UTILITIES			37,437,609	3.5

		TOTAL COMMON STOCKS
		(Cost $1,098,969,645)	1,062,347,426	99.8

		TOTAL PORTFOLIO
		(Cost $1,098,969,645)	1,062,347,426	99.8
		OTHER ASSETS & LIABILITIES, NET	1,974,931	0.2

		NET ASSETS	$1,064,322,357	100.0%

Abbreviation(s):

SPDR - Standard & Poor’s Depository Receipts

* Non-income producing.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ▪ 2010 Annual Report	21

SUMMARY PORTFOLIO OF INVESTMENTS

SMALL-CAP BLEND INDEX FUND ▪ OCTOBER 31, 2010

Shares		Company	Value	% of net assets

COMMON STOCKS

AUTOMOBILES & COMPONENTS
96,947	*	Dana Holding Corp	$1,371,799	0.3%
41,352	*	Tenneco, Inc	1,348,902	0.2
		Other	3,979,511	0.4

			6,700,212	0.9

BANKS			51,209,445	6.9

CAPITAL GOODS
29,705		Acuity Brands, Inc	1,487,328	0.2
31,988		Baldor Electric Co	1,344,136	0.2
34,962		Clarcor, Inc	1,386,592	0.2
83,508	*	GrafTech International Ltd	1,375,377	0.2
23,397		Nordson Corp	1,825,433	0.3
		Other	61,768,424	8.2

			69,187,290	9.3

COMMERCIAL & PROFESSIONAL SERVICES			26,525,388	3.6

CONSUMER DURABLES & APPAREL
26,772	*	Deckers Outdoor Corp	1,555,453	0.3
21,539		Polaris Industries, Inc	1,531,207	0.3
30,721	*	Warnaco Group, Inc	1,631,593	0.3
		Other	20,951,773	2.6

			25,670,026	3.5

CONSUMER SERVICES
46,415		Sotheby’s (Class A)	2,034,833	0.4
		Other	25,027,947	3.3

			27,062,780	3.7

DIVERSIFIED FINANCIALS
235,174	*	American Capital Ltd	1,641,514	0.3
132,521		Apollo Investment Corp	1,456,405	0.2
		Other	21,731,340	2.9

			24,829,259	3.4

ENERGY
80,397	*	Brigham Exploration Co	1,695,572	0.3
23,510	*	Dril-Quip, Inc	1,624,540	0.3
46,878		World Fuel Services Corp	1,323,366	0.2
		Other	36,734,691	4.8

			41,378,169	5.6

FOOD & STAPLES RETAILING			6,476,353	0.9

FOOD, BEVERAGE & TOBACCO			11,623,764	1.5

HEALTH CARE EQUIPMENT & SERVICES
35,401	*	AMERIGROUP Corp	1,477,285	0.2
39,717	*	Psychiatric Solutions, Inc	1,338,463	0.2
41,092		STERIS Corp	1,406,169	0.2
		Other	47,803,760	6.5

			52,025,677	7.1

HOUSEHOLD & PERSONAL PRODUCTS			3,994,348	0.6

INSURANCE
65,729		Max Capital Group Ltd	1,327,725	0.2
		Other	19,232,405	2.6

			20,560,130	2.8

Shares		Company	Value	% of net assets

MATERIALS
26,950		Rock-Tenn Co (Class A)	$1,532,107	0.3%
84,096	*	Solutia, Inc	1,522,979	0.2
49,837	*	WR Grace & Co	1,597,774	0.3
		Other	36,034,755	4.7

			40,687,615	5.5

MEDIA			9,484,167	1.3

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
39,090	*	Salix Pharmaceuticals Ltd	1,478,774	0.2
		Other	38,729,001	5.2

			40,207,775	5.4

REAL ESTATE
44,729		American Campus Communities, Inc	1,414,778	0.2
90,033		BioMed Realty Trust, Inc	1,652,105	0.3
95,563		CBL & Associates Properties, Inc	1,498,428	0.2
32,159		Entertainment Properties Trust	1,486,711	0.2
49,081		Highwoods Properties, Inc	1,626,053	0.2
25,701		Home Properties, Inc	1,399,419	0.2
191,907		MFA Mortgage Investments, Inc	1,517,983	0.2
22,474		Mid-America Apartment Communities, Inc	1,371,588	0.2
57,107		National Retail Properties, Inc	1,547,599	0.2
64,315		Omega Healthcare Investors, Inc	1,479,245	0.2
28,083		Tanger Factory Outlet Centers, Inc	1,345,737	0.2
42,139		Washington Real Estate Investment Trust	1,349,712	0.2
		Other	39,536,565	5.2

			57,225,923	7.7

RETAILING			31,150,344	4.3

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
186,169	*	RF Micro Devices, Inc	1,357,173	0.2
		Other	27,017,194	3.7

			28,374,367	3.9

SOFTWARE & SERVICES
27,878	*	Concur Technologies, Inc	1,439,061	0.2
58,975		Jack Henry & Associates, Inc	1,601,760	0.3
80,487	*	Parametric Technology Corp	1,728,055	0.3
67,125	*	Rackspace Hosting, Inc	1,675,440	0.3
113,881	*	TIBCO Software, Inc	2,188,792	0.3
59,133	*	VeriFone Holdings, Inc	2,000,468	0.3
		Other	53,402,844	7.0

			64,036,420	8.7

TECHNOLOGY HARDWARE & EQUIPMENT
43,123		Adtran, Inc	1,391,579	0.2
43,188	*	Riverbed Technology, Inc	2,485,039	0.3
		Other	43,535,027	5.9

			47,411,645	6.4

TELECOMMUNICATION SERVICES
48,321	*	Syniverse Holdings, Inc	1,473,306	0.2
		Other	6,110,216	0.8

			7,583,522	1.0

TRANSPORTATION			18,130,743	2.4

22	2010 Annual Report ▪ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

SMALL-CAP BLEND INDEX FUND ▪ OCTOBER 31, 2010

Shares	Company	Value	% of net assets

UTILITIES
31,380	Nicor, Inc	$1,494,629	0.2%
50,118	Piedmont Natural Gas Co, Inc	1,477,980	0.2
35,138	WGL Holdings, Inc	1,354,570	0.2
	Other	19,975,358	2.7

		24,302,537	3.3

	TOTAL COMMON STOCKS
	(Cost $700,157,656)	735,837,899	99.7

Principal	Issuer

SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT
	Federal Home Loan Bank
$1,465,000	11/01/2010	1,465,000	0.2

		1,465,000	0.2

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,465,000)	1,465,000	0.2

	TOTAL PORTFOLIO
	(Cost $701,622,656)	737,302,899	99.9
	OTHER ASSETS & LIABILITIES, NET	538,190	0.1

	NET ASSETS	$737,841,089	100.0%

*	Non-income producing.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ▪ 2010 Annual Report	23

SUMMARY PORTFOLIO OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND ▪ OCTOBER 31, 2010

Shares	Company	Value	% of net assets

COMMON STOCKS

ARGENTINA		$1,847,076	0.1%

AUSTRALIA
470,712	Australia & New Zealand Banking Group Ltd	11,439,541	0.6
623,225	BHP Billiton Ltd	25,591,323	1.2
287,774	Commonwealth Bank of Australia	13,784,372	0.7
394,007	National Australia Bank Ltd	9,826,275	0.6
553,011	Westpac Banking Corp	12,296,633	0.7
	Other	96,167,019	4.7

		169,105,163	8.5

AUSTRIA		6,628,885	0.2

BELGIUM		19,527,897	1.0

CHINA		2,155,298	0.1

CYPRUS		750,938	0.0

DENMARK
80,973	Novo Nordisk AS (Class B)	8,523,315	0.4
	Other	11,685,178	0.5

		20,208,493	0.9

FINLAND		22,426,067	1.1

FRANCE
175,925	BNP Paribas	12,866,995	0.6
231,023	Gaz de France	9,221,705	0.5
194,837	Sanofi-Aventis	13,607,519	0.7
392,739	Total S.A.	21,342,550	1.0
	Other	137,258,645	6.7

		194,297,414	9.5

GERMANY
84,402	Allianz AG.	10,577,062	0.5
170,525	BASF AG.	12,407,963	0.6
153,682	Bayer AG.	11,469,029	0.6
167,417	DaimlerChrysler AG. (EUR)	11,051,711	0.6
173,118	Deutsche Bank AG.	9,979,969	0.5
334,732	E.ON AG.	10,482,301	0.5
152,962	Siemens AG.	17,474,217	0.9
	Other	80,446,038	3.9

		163,888,290	8.1

GREECE		5,731,620	0.3

HONG KONG		49,012,683	2.4

INDIA		730,775	0.0

IRELAND		7,046,196	0.3

ISRAEL
173,007	Teva Pharmaceutical Industries Ltd	9,008,451	0.4
	Other	6,728,510	0.3

		15,736,961	0.7

ITALY
484,101	ENI S.p.A.	10,908,366	0.5
	Other	45,427,968	2.2

		56,336,334	2.7

Shares		Company	Value	% of net assets

JAPAN
210,500		Canon, Inc	$9,731,080	0.5%
306,400		Honda Motor Co Ltd	11,183,010	0.5
2,365,880		Mitsubishi UFJ Financial Group, Inc	11,025,289	0.5
511,900	*	Toyota Motor Corp	18,187,177	1.0
		Other	363,362,310	17.7

			413,488,866	20.2

JERSEY, C.I.			1,598,395	0.1

KAZAKHSTAN			665,105	0.0

LUXEMBOURG			7,829,590	0.4

MACAU			1,597,779	0.1

MALAYSIA			1,900,237	0.2

MEXICO			647,610	0.0

NETHERLANDS
658,691		Royal Dutch Shell plc (A Shares)	21,383,501	1.1
500,931		Royal Dutch Shell plc (B Shares)	16,041,305	0.8
302,942		Unilever NV	8,982,927	0.5
		Other	45,182,356	2.2

			91,590,089	4.6

NEW ZEALAND			2,052,042	0.1

NORWAY			16,079,896	0.7

PORTUGAL			5,978,043	0.2

SINGAPORE			31,492,917	1.4

SPAIN
660,571		Banco Bilbao Vizcaya Argentaria S.A.	8,688,167	0.4
1,461,466		Banco Santander Central Hispano S.A.	18,776,486	1.0
763,226		Telefonica S.A.	20,607,806	1.1
		Other	26,577,230	1.1

			74,649,689	3.6

SWEDEN			60,116,199	2.9

SWITZERLAND
411,253		ABB Ltd	8,517,186	0.4
209,378		Credit Suisse Group	8,649,170	0.4
644,304		Nestle S.A.	35,290,875	1.7
392,141		Novartis AG.	22,734,256	1.1
130,533		Roche Holding AG.	19,167,744	1.0
675,768	*	UBS AG. (Switzerland)	11,440,775	0.7
		Other	48,402,926	2.2

			154,202,932	7.5

TAIWAN			304,034	0.0

UNITED KINGDOM
244,860		Anglo American plc (London)	11,409,586	0.6
267,984		AstraZeneca plc	13,438,211	0.7
2,125,149		Barclays plc	9,350,774	0.5
628,127		BG Group plc	12,233,763	0.6
409,872		BHP Billiton plc	14,537,357	0.7
3,489,951		BP plc	23,811,274	1.2
370,945		British American Tobacco plc	14,146,342	0.7
465,494		Diageo plc	8,592,591	0.4

24	2010 Annual Report ▪ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

INTERNATIONAL EQUITY INDEX FUND ▪ OCTOBER 31, 2010

Shares	Company	Value	% of net assets

UNITED KINGDOM–continued
964,735	GlaxoSmithKline plc	$18,874,756	0.9%
3,252,164	HSBC Holdings plc	33,825,303	1.7
269,227	Rio Tinto plc	17,411,149	0.9
369,334	Standard Chartered plc	10,684,998	0.5
1,491,569	Tesco plc	10,201,788	0.5
9,785,763	Vodafone Group plc	26,632,866	1.3
	Other	160,557,319	7.8

		385,708,077	19.0

UNITED STATES
896,750	iShares MSCI EAFE Index Fund	51,123,717	2.6

		51,123,717	2.6

	TOTAL COMMON STOCKS
	(Cost $2,019,637,025)	2,036,455,307	99.5

RIGHTS/WARRANTS

SPAIN		242,054	0.0

UNITED KINGDOM		422,237	0.0

	TOTAL RIGHTS/WARRANTS
	(Cost $277,721)	664,291	0.0

Principal	Issuer	Value	% of net assets

SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT		$7,850,000	0.4%

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $7,850,000)	7,850,000	0.4

	TOTAL PORTFOLIO
	(Cost $2,027,764,746)	2,044,969,598	99.9
	OTHER ASSETS & LIABILITIES, NET	2,356,136	0.1

	NET ASSETS	$2,047,325,734	100.0%

*	Non-income producing.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ▪ 2010 Annual Report	25

SUMMARY OF MARKET VALUES BY SECTOR

INTERNATIONAL EQUITY INDEX FUND ▪ OCTOBER 31, 2010

Sector	Value	% of net assets

FINANCIALS	$537,201,153	26.2%
INDUSTRIALS	242,103,233	11.8
MATERIALS	211,793,760	10.4
CONSUMER DISCRETIONARY	206,498,322	10.1
CONSUMER STAPLES	203,613,445	10.0
HEALTH CARE	166,727,596	8.1
ENERGY	149,847,279	7.3
TELECOMMUNICATION SERVICES	117,932,479	5.8
UTILITIES	106,867,251	5.2
INFORMATION TECHNOLOGY	94,535,080	4.6
SHORT-TERM INVESTMENTS	7,850,000	0.4
OTHER ASSETS & LIABILITIES, NET	2,356,136	0.1

NET ASSETS	$2,047,325,734	100.0%

26	2010 Annual Report ▪ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND ▪ OCTOBER 31, 2010

Principal		Issuer	Value	% of net assets

EQUITY-LINKED NOTES

INDIA
$4,900,000	*,g,m	Morgan Stanley, MSCI India Total Return Index
		0.600%, 03/03/11	$5,793,897	5.1%

			5,793,897	5.1

		TOTAL EQUITY-LINKED NOTES
		(Cost $4,900,000)	5,793,897	5.1

Shares		Company

COMMON STOCKS

BRAZIL
58,700		Banco Bradesco S.A.	1,210,042	1.1
71,100	*	Banco Itau Holding Financeira S.A.	1,735,371	1.5
60,900		BM&FBOVESPA S.A.	510,395	0.4
23,400		Companhia Siderurgica Nacional S.A.	388,784	0.3
40,700		Companhia Vale do Rio Doce	1,283,021	1.1
62,500		Companhia Vale do Rio Doce (Preference)	1,755,204	1.5
71,700		Investimentos Itau S.A. - PR	568,860	0.5
40,900		OGX Petroleo e Gas Participacoes S.A.	536,898	0.5
91,175		Petroleo Brasileiro S.A.	1,530,934	1.3
127,352		Petroleo Brasileiro S.A. (Preference)	1,936,158	1.7
		Other	6,354,629	5.7

			17,810,296	15.6

CHILE			1,941,540	1.7

CHINA
1,787,000		Bank of China Ltd	1,069,722	0.9
1,405,000		China Construction Bank	1,339,520	1.2
233,000		China Life Insurance Co - H	1,020,526	0.9
187,500		China Mobile Hong Kong Ltd	1,909,773	1.7
108,000		China Shenhua Energy Co Ltd	480,697	0.4
560,000		CNOOC Ltd	1,160,277	1.0
1,687,000		Industrial & Commercial Bank of China	1,358,089	1.2
54,000		Ping An Insurance Group Co of China Ltd	581,364	0.5
31,700		Tencent Holdings Ltd	725,915	0.6
		Other	9,380,576	8.2

			19,026,459	16.6

COLOMBIA			994,406	0.9

CZECH REPUBLIC			468,652	0.4

EGYPT			550,446	0.5

GERMANY			9,605	0.0

HONG KONG			1,142,528	1.0

HUNGARY			444,195	0.4

INDIA
191,000	*	iShares MSCI India	1,537,550	1.3
57,000		iShares S&P India Nifty 50 Index Fund	1,775,550	1.6

			3,313,100	2.9

INDONESIA
62,000		PT Astra International Tbk	395,412	0.3
		Other	2,260,982	2.0

			2,656,394	2.3

Shares		Company	Value	% of net assets

KOREA, REPUBLIC OF
1,221		Hyundai Heavy Industries	$397,687	0.3%
2,118		Hyundai Mobis	527,030	0.5
4,790		Hyundai Motor Co	723,661	0.6
10,110		KB Financial Group, Inc	449,234	0.4
1,459		LG Chem Ltd	449,920	0.4
2,041		POSCO	837,984	0.8
3,431		Samsung Electronics Co Ltd	2,271,579	1.9
12,510		Shinhan Financial Group Co Ltd	484,167	0.5
		Other	8,632,207	7.6

			14,773,469	13.0

MALAYSIA			3,201,920	2.8

MEXICO
620,200		America Movil S.A. de C.V. (Series L)	1,778,028	1.5
122,000		Grupo Mexico S.A. de C.V. (Series B)	401,233	0.3
198,800		Wal-Mart de Mexico S.A. de C.V. (Series V)	543,850	0.5
		Other	2,605,999	2.4

			5,329,110	4.7

MOROCCO			115,932	0.1

PERU			546,804	0.5

PHILIPPINES			520,114	0.5

POLAND			1,722,779	1.5

RUSSIA
83,260		Gazprom (ADR)	1,825,059	1.7
14,771		LUKOIL (ADR)	824,222	0.7
24,261		MMC Norilsk Nickel (ADR)	452,468	0.4
2,670	f	Sberbank (GDR) (Purchased 9/1/10,
		Cost $760,540)	1,003,348	0.8
		Other	2,863,222	2.5

			6,968,319	6.1

SOUTH AFRICA
11,474		AngloGold Ashanti Ltd	534,782	0.6
16,085		Impala Platinum Holdings Ltd	454,651	0.4
51,669		MTN Group Ltd	929,379	0.8
12,201		Naspers Ltd (N Shares)	640,653	0.6
18,091		Sasol Ltd	814,573	0.7
37,053		Standard Bank Group Ltd	546,406	0.4
		Other	4,460,465	3.9

			8,380,909	7.4

SWITZERLAND			22,257	0.0

TAIWAN
21,000		High Tech Computer Corp	473,883	0.4
270,000		Hon Hai Precision Industry Co, Ltd	1,022,811	1.0
766,000		Taiwan Semiconductor Manufacturing Co Ltd	1,570,950	1.5
		Other	8,854,001	7.6

			11,921,645	10.5

THAILAND			1,889,997	1.7

TURKEY
66,202		Turkiye Garanti Bankasi AS	406,161	0.3
		Other	1,691,858	1.5

			2,098,019	1.8

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ▪ 2010 Annual Report	27

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

EMERGING MARKETS EQUITY INDEX FUND ▪ OCTOBER 31, 2010

Shares		Company	Value	% of net assets

UKRAINE			$25,654	0.0%

UNITED STATES
30,000		iShares MSCI EMERGING MKT	1,383,900	1.2

			1,383,900	1.2

		TOTAL COMMON STOCKS
		(Cost $94,617,790)	107,258,449	94.1

PREFERRED STOCKS

BRAZIL
4,700	*	Ambev Cia De Bebidas Das	653,710	0.6

			653,710	0.6

		TOTAL PREFERRED STOCKS
		(Cost $518,068)	653,710	0.6

RIGHTS/WARRANTS

BRAZIL			14	0.0

POLAND			101	0.0

		TOTAL RIGHTS/WARRANTS
		(Cost $0)	115	0.0

		TOTAL PORTFOLIO
		(Cost $100,035,858)	113,706,171	99.8
		OTHER ASSETS & LIABILITIES, NET	245,725	0.2

		NET ASSETS	$113,951,896	100.0%

Abbreviation(s):

ADR - American Depositary Receipt GDR - Global Depositary Receipt

*	Non-income producing.

f	Restricted security. At October 31, 2010, the value of this security is $1,003,348 or 0.8% of net assets.

g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 10/31/2010, the value of this security amounted to $5,793,897 or 5.1% of net assets.

m	Indicates a security that has been deemed illiquid.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

28	2010 Annual Report ▪ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

SUMMARY OF MARKET VALUES BY SECTOR

EMERGING MARKETS EQUITY INDEX FUND ▪ OCTOBER 31, 2010

Sector	Value	% of net assets

FINANCIALS	$31,571,485	27.7%
MATERIALS	15,804,874	13.9
ENERGY	13,593,291	12.0
INDUSTRIALS	13,023,806	11.4
INFORMATION TECHNOLOGY	12,310,950	10.8
TELECOMMUNICATION SERVICES	8,785,674	7.7
CONSUMER STAPLES	7,439,800	6.5
CONSUMER DISCRETIONARY	7,154,177	6.3
UTILITIES	3,466,520	3.0
HEALTH CARE	555,594	0.5
OTHER ASSETS & LIABILITIES, NET	245,725	0.2

NET ASSETS	$113,951,896	100.0%

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ▪ 2010 Annual Report	29

STATEMENTS OF ASSETS AND LIABILITIES

TIAA-CREF FUNDS ▪ OCTOBER 31, 2010

	Large-Cap Growth Index Fund	Large-Cap Value Index Fund	Equity Index Fund	S&P 500 Index Fund	Small-Cap Blend Index Fund	International Equity Index Fund	Emerging Markets Equity Index Fund

ASSETS
Portfolio investments, at value†	$630,100,329	$678,654,412	$2,085,010,826	$1,062,347,426	$737,302,899	$2,044,969,598	$113,706,171
Cash	—	—	2,112	—	2,358	3,839	323,971
Cash-foreign^	—	—	—	—	—	61,826	33,138
Receivable from securities transactions	73,343	147,270	429,440	56,872,702	—	83,747,531	31,853
Receivable from fund shares sold	25,032,919	42,052,377	8,488,407	11,114,003	10,936,051	59,738,265	42,459
Dividends and interest receivable	390,852	988,787	2,074,211	1,272,428	289,534	4,305,153	27,577
Due from investment advisor	8,053	8,731	8,837	9,665	8,944	—	15,733
Reclaims receivable	320	1,995	3,287	2,170	—	997,666	637
Receivable for variation margin on futures contracts	1,190	3,700	31,350	—	6,928	—	—
Other	18,291	18,778	29,121	25,331	19,028	26,763	152

Total assets	655,625,297	721,876,050	2,096,077,591	1,131,643,725	748,565,742	2,193,850,641	114,181,691

LIABILITIES
Management fees payable	3,457	3,651	11,402	6,145	4,034	10,952	2,187
Service agreement fees payable	5,632	6,064	8,504	11,952	13,437	27,283	39
Distribution fees payable	—	—	41,269	—	—	5,924	710
Due to affiliates	3,792	4,523	13,288	8,749	4,998	12,437	873
Overdraft payable	18,352,800	9,329,091	—	57,281,465	—	—	—
Payable for securities transactions	2,227,196	21,084,912	5,825,057	—	1,487,955	129,518,718	146,718
Payable for fund shares redeemed	3,447,253	4,061,185	7,018,060	9,907,630	9,135,297	16,729,843	—
Accrued expenses & other payables	62,038	74,606	203,042	105,427	78,932	219,750	79,268

Total liabilities	24,102,168	34,564,032	13,120,622	67,321,368	10,724,653	146,524,907	229,795

NET ASSETS	$631,523,129	$687,312,018	$2,082,956,969	$1,064,322,357	$737,841,089	$2,047,325,734	$113,951,896

NET ASSETS CONSIST OF:
Paid-in-capital	$586,328,934	$755,115,093	$1,972,211,729	$1,099,074,035	$724,136,062	$2,011,068,462	$100,605,996
Undistributed net investment income (loss)	5,905,964	10,418,311	25,250,601	18,014,634	6,007,320	35,510,571	(376,047)
Accumulated net realized gain (loss) on total investments	(34,459,045)	(8,464,396)	(133,264,131)	(16,144,093)	(27,984,413)	(16,676,408)	81,399
Accumulated net unrealized appreciation (depreciation) on total investments	73,747,276	(69,756,990)	218,758,770	(36,622,219)	35,682,120	17,423,109	13,640,548

NET ASSETS	$631,523,129	$687,312,018	$2,082,956,969	$1,064,322,357	$737,841,089	$2,047,325,734	$113,951,896

INSTITUTIONAL CLASS:
Net assets	$470,423,951	$514,065,440	$1,484,700,107	$725,375,681	$354,242,430	$1,203,483,760	$109,910,213
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	39,075,766	44,636,799	164,343,007	53,687,398	28,353,885	73,239,157	9,700,000

Net asset value per share	$12.04	$11.52	$9.03	$13.51	$12.49	$16.43	$11.33

RETIREMENT CLASS:
Net assets	$161,099,178	$173,246,578	$242,319,407	$338,946,676	$383,598,659	$783,583,400	$1,132,623
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	13,312,749	14,883,373	26,530,048	25,228,393	30,667,920	46,971,706	100,000

Net asset value per share	$12.10	$11.64	$9.13	$13.44	$12.51	$16.68	$11.33

RETAIL CLASS:
Net assets	$—	$—	$348,161,522	$—	$—	$—	$1,776,248
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	—	—	37,965,883	—	—	—	156,878

Net asset value per share	$—	$—	$9.17	$—	$—	$—	$11.32

PREMIER CLASS:
Net assets	$—	$—	$7,775,933	$—	$—	$60,258,574	$1,132,812
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	—	—	861,406	—	—	3,671,371	100,000

Net asset value per share	$—	$—	$9.03	$—	$—	$16.41	$11.33

† Portfolio investments, cost	$556,353,053	$748,411,402	$1,866,553,342	$1,098,969,645	$701,622,656	$2,027,764,746	$100,035,858
^ Foreign cash, cost	$—	$—	$—	$—	$—	$61,434	$33,051

30	2010 Annual Report ▪ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ▪ 2010 Annual Report	31

STATEMENTS OF OPERATIONS

TIAA-CREF FUNDS ▪ FOR THE PERIOD OR YEAR ENDED

	Large-Cap Growth Index Fund		Large-Cap Value Index Fund		Equity Index Fund		S&P 500 Index Fund		Small-Cap Blend Index Fund		International Equity Index Fund		Emerging Markets Equity Index Fund

	For the one month period ended October 31, 2010	For the year ended September 30, 2010	For the one month period ended October 31, 2010	For the year ended September 30, 2010	For the one month period ended October 31, 2010	For the year ended September 30, 2010	For the one month period ended October 31, 2010	For the year ended September 30, 2010	For the one month period ended October 31, 2010	For the year ended September 30, 2010	For the one month period ended October 31, 2010	For the year ended September 30, 2010	For the period August 31, 2010 to October 31, 2010

INVESTMENT INCOME
Dividends*	$415,066	$8,403,045	$983,131	$13,599,748	$2,150,475	$33,284,574	$1,262,548	$24,334,124	$542,450	$8,649,188	$1,703,074	$44,266,241	$295,651
Interest	735	943	640	2,769	1,473	12,182	50	3,264	120	13,468	841	3,162	564

Total income	415,801	8,403,988	983,771	13,602,517	2,151,948	33,296,756	1,262,598	24,337,388	542,570	8,662,656	1,703,915	44,269,403	296,215

EXPENSES
Management fees	20,911	204,667	22,288	228,786	69,348	682,435	37,571	471,850	24,616	264,787	66,531	601,173	25,620
Distribution fees — Retail Class	—	—	—	—	27,138	353,179	—	—	—	—	—	—	565
Distribution fees — Premier Class	—	—	—	—	695	2,252	—	—	—	—	5,924	18,801	274
Fund administration fees	3,310	42,920	3,779	47,679	12,140	142,707	6,834	99,101	3,882	56,706	12,726	123,882	1,359
Custody and accounting fees	3,878	33,701	2,445	41,689	9,668	107,796	6,903	34,886	3,777	69,686	35,115	373,325	35,436
Professional fees	44,217	62,200	44,256	62,860	44,781	97,703	44,571	72,522	44,265	75,668	52,339	87,521	70,013
Shareholder reports	16,407	52,811	18,732	57,534	54,879	137,728	34,152	73,892	21,308	76,338	53,325	127,050	20,114
Shareholder servicing — Institutional Class	170	2,360	358	3,285	820	6,785	420	3,943	364	4,160	920	9,528	1,434
Shareholder servicing — Retirement Class	34,956	422,957	37,909	458,344	53,843	686,563	73,514	826,001	83,650	911,158	173,341	1,958,968	1,798
Shareholder servicing — Retail Class	—	—	—	—	27,336	227,730	—	—	—	—	—	—	1,470
Shareholder servicing — Premier Class	—	—	—	—	31	111	—	—	—	—	40	125	1,353
Trustee fees and expenses	523	4,550	592	5,043	1,966	16,338	1,023	10,436	622	6,704	1,976	13,190	307
Compliance fees	827	17,459	1,100	19,218	3,326	58,594	1,756	40,336	1,054	23,766	3,758	49,918	420
Interest expense	264	2,765	482	2,994	612	4,163	4,749	7,330	755	989	1,006	1,176	113
Registration fees	9,121	44,095	8,875	47,527	13,578	93,781	6,810	57,270	11,409	58,325	10,833	78,331	70,588
Other expenses	161	12,172	471	18,297	1,893	51,823	116	16,693	54	14,029	4,086	68,567	11,889

Total expenses	134,745	902,657	141,287	993,256	322,054	2,669,688	218,419	1,714,260	195,756	1,562,316	421,920	3,511,555	242,753
Less: Expenses reimbursed by the investment advisor	(52,837)	(19,991)	(53,403)	(20,914)	(57,178)	—	(60,490)	—	(56,937)	(58,200)	—	—	(195,390)

Net expenses	81,908	882,666	87,884	972,342	264,876	2,669,688	157,929	1,714,260	138,819	1,504,116	421,920	3,511,555	47,363

Net investment income	333,893	7,521,322	895,887	12,630,175	1,887,072	30,627,068	1,104,669	22,623,128	403,751	7,158,540	1,281,995	40,757,848	248,852

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments	316,520	13,578,856	252,859	18,471,040	1,407,442	40,765,096	18,258,610	4,461,548	780,176	8,213,248	3,774,422	1,219,822	117,592
Futures transactions	115,411	390,874	97,616	243,339	18,925	304,810	—	249,853	15,868	231,599	259,389	(977,012)	—
Foreign currency transactions	—	—	—	—	—	—	—	—	—	—	124,049	(179,247)	(682,269)

Net realized gain (loss) on total investments	431,931	13,969,730	350,475	18,714,379	1,426,367	41,069,906	18,258,610	4,711,401	796,044	8,444,847	4,157,860	63,563	(564,677)

Change in unrealized appreciation (depreciation) on:
Portfolio investments**	27,754,158	38,224,001	17,856,351	13,165,770	73,652,695	96,411,955	21,517,336	80,148,378	27,370,297	61,425,097	67,754,463	12,125,953	13,640,600
Futures transactions	(21,130)	21,130	467	(467)	301,286	—	—	—	1,877	—	27,058	10,999	—
Translation of assets (other than portfolio investments)and liabilities denominated in foreign currencies	—	—	—	—	—	—	—	—	—	—	52,692	112,910	(52)

Net change in unrealized appreciation (depreciation) on total investments	27,733,028	38,245,131	17,856,818	13,165,303	73,953,981	96,411,955	21,517,336	80,148,378	27,372,174	61,425,097	67,834,213	12,249,862	13,640,548

Net realized and unrealized gain on total investments	28,164,959	52,214,861	18,207,293	31,879,682	75,380,348	137,481,861	39,775,946	84,859,779	28,168,218	69,869,944	71,992,073	12,313,425	13,075,871

Net increase in net assets resulting from operations	$28,498,852	$59,736,183	$19,103,180	$44,509,857	$77,267,420	$168,108,929	$40,880,615	$107,482,907	$28,571,969	$77,028,484	$73,274,068	$53,071,273	$13,324,723

* Net of foreign withholding taxes of:	$(282)	$(894)	$(1,496)	$(1,124)	$(2,529)	$(3,130)	$(1,627)	$—	$—	$(357)	$(68,481)	$(3,796,761)	$(21,638)
** Includes net change in unrealized foreign capital gains taxes of:	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$(29,713)

32	2010 Annual Report ▪ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ▪ 2010 Annual Report	33

STATEMENTS OF CHANGES IN NET ASSETS

TIAA-CREF FUNDS ▪ FOR THE PERIOD OR YEAR ENDED

		Large-Cap Growth Index Fund			Large-Cap Value Index Fund			Equity Index Fund

		For the one month period ended October 31, 2010	For the year ended September 30, 2010	For the year ended September 30, 2009	For the one month period ended October 31, 2010	For the year ended September 30, 2010	For the year ended September 30, 2009	For the one month period ended October 31, 2010	For the year ended September 30, 2010	For the year ended September 30, 2009

OPERATIONS
Net investment income		$333,893	$7,521,322	$5,939,250	$895,887	$12,630,175	$11,239,575	$1,887,072	$30,627,068	$22,219,435
Net realized gain (loss) on total investments		431,931	13,969,730	(29,610,015)	350,475	18,714,379	(21,581,426)	1,426,367	41,069,906	(8,811,147)
Net change in unrealized appreciation (depreciation) on total investments		27,733,028	38,245,131	37,038,018	17,856,818	13,165,303	(19,488,629)	73,953,981	96,411,955	(31,350,102)

Net increase (decrease) from operations		28,498,852	59,736,183	13,367,253	19,103,180	44,509,857	(29,830,480)	77,267,420	168,108,929	(17,941,814)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	—	(4,402,992)	(3,794,735)	—	(7,426,025)	(9,395,296)	—	(14,617,569)	(13,559,648)
	Retirement Class	—	(1,974,683)	(1,075,390)	—	(3,375,038)	(3,116,134)	—	(4,172,873)	(337,995)
	Retail Class	—	—	—	—	—	—	—	(4,574,106)	(5,115,926)
	Premier Class*	—	—	—	—	—	—	—	(3,994)	—
From realized gains:	Institutional Class	—	—	(24,650)	—	—	(279,498)	—	—	—
	Retirement Class	—	—	(8,546)	—	—	(100,440)	—	—	—

Total distributions		—	(6,377,675)	(4,903,321)	—	(10,801,063)	(12,891,368)	—	(23,368,542)	(19,013,569)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	49,825,392	155,493,817	97,221,692	57,721,460	194,068,402	116,856,444	76,507,631	605,387,864	274,641,604
	Retirement Class	3,449,098	50,130,468	59,208,452	2,262,863	41,625,305	67,722,549	3,097,336	36,542,548	36,927,851
	Retail Class	—	—	—	—	—	—	2,453,203	38,087,336	44,914,202
	Premier Class*	—	—	—	—	—	—	2,835,911	4,882,512	250,000
Mergers (see Note 1):	Institutional Class	—	—	—	—	—	—	—	—	98,963,434
	Retirement Class	—	—	—	—	—	—	—	—	226,871,463
Reinvestments of distributions:	Institutional Class	—	4,304,623	3,191,166	—	6,574,306	7,380,244	—	13,966,602	12,524,510
	Retirement Class	—	1,974,683	1,083,935	—	3,375,038	3,216,574	—	4,172,873	337,995
	Retail Class	—	—	—	—	—	—	—	4,375,791	4,912,988
	Premier Class*	—	—	—	—	—	—	—	3,994	—
Redemptions:	Institutional Class	(22,513,937)	(82,828,017)	(59,283,700)	(19,721,790)	(100,379,319)	(68,316,744)	(7,684,038)	(235,958,898)	(152,977,651)
	Retirement Class	(12,566,750)	(55,384,334)	(14,602,502)	(10,726,903)	(48,587,319)	(11,221,805)	(21,590,071)	(91,107,446)	(35,222,330)
	Retail Class	—	—	—	—	—	—	(3,803,257)	(46,350,682)	(45,741,840)
	Premier Class*	—	—	—	—	—	—	(61,653)	(470,274)	—

Net increase (decrease) from shareholder transactions		18,193,803	73,691,240	86,819,043	29,535,630	96,676,413	115,637,262	51,755,062	333,532,220	466,402,226

Net increase (decrease) in net assets		46,692,655	127,049,748	95,282,975	48,638,810	130,385,207	72,915,414	129,022,482	478,272,607	429,446,843
NET ASSETS
Beginning of period		584,830,474	457,780,726	362,497,751	638,673,208	508,288,001	435,372,587	1,953,934,487	1,475,661,880	1,046,215,037

End of period		$631,523,129	$584,830,474	$457,780,726	$687,312,018	$638,673,208	$508,288,001	$2,082,956,969	$1,953,934,487	$1,475,661,880

Undistributed net investment income included in net assets		$5,905,964	$5,572,071	$4,431,377	$10,418,311	$9,522,424	$7,770,665	$25,250,601	$23,365,419	$16,245,326

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	4,210,322	14,085,645	11,432,655	5,017,904	17,640,591	12,761,834	8,651,806	71,460,214	36,385,292
	Retirement Class	289,015	4,533,679	6,750,546	195,520	3,750,087	7,467,422	342,860	4,300,881	6,353,703
	Retail Class	—	—	—	—	—	—	270,795	4,467,832	6,616,725
	Premier Class*	—	—	—	—	—	—	314,768	577,926	31,368
Mergers (see note 1):	Institutional Class	—	—	—	—	—	—	—	—	14,037,317
	Retirement Class	—	—	—	—	—	—	—	—	31,774,777
Shares reinvested:	Institutional Class	—	397,106	405,485	—	617,886	832,045	—	1,705,324	1,972,364
	Retirement Class	—	180,832	136,688	—	313,083	357,795	—	502,756	52,484
	Retail Class	—	—	—	—	—	—	—	525,306	760,524
	Premier Class*	—	—	—	—	—	—	—	488	—
Shares redeemed:	Institutional Class	(1,873,204)	(7,506,516)	(6,667,715)	(1,712,929)	(9,207,784)	(7,562,215)	(861,121)	(27,607,627)	(21,529,249)
	Retirement Class	(1,049,759)	(5,030,837)	(1,661,043)	(924,136)	(4,450,244)	(1,241,611)	(2,378,367)	(10,839,836)	(5,110,034)
	Retail Class	—	—	—	—	—	—	(418,550)	(5,456,924)	(6,807,966)
	Premier Class*	—	—	—	—	—	—	(6,920)	(56,223)	—

Net increase (decrease) from shareholder transactions		1,576,374	6,659,909	10,396,616	2,576,359	8,663,619	12,615,270	5,915,271	39,580,117	64,537,305

*	The Premier Class commenced operations on September 30, 2009.

34	2010 Annual Report ▪ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ▪ 2010 Annual Report	35

STATEMENTS OF CHANGES IN NET ASSETS

TIAA-CREF FUNDS ▪ FOR THE PERIOD OR YEAR ENDED	concluded

		S&P 500 Index Fund			Small-Cap Blend Index Fund			International Equity Index Fund			Emerging Markets Equity Index Fund

		For the one month period ended October 31, 2010	For the year ended September 30, 2010	For the year ended September 30, 2009	For the one month period ended October 31, 2010	For the year ended September 30, 2010	For the year ended September 30, 2009	For the one month period ended October 31, 2010	For the year ended September 30, 2010	For the year ended September 30, 2009	For the period August 31, 2010 to October 31, 2010

OPERATIONS
Net investment income		$1,104,669	$22,623,128	$22,554,446	$403,751	$7,158,540	$3,626,204	$1,281,995	$40,757,848	$26,091,543	$248,852
Net realized gain (loss) on total investments		18,258,610	4,711,401	(9,642,169)	796,044	8,444,847	(22,457,008)	4,157,860	63,563	(7,075,078)	(564,677)
Net change in unrealized appreciation (depreciation) on total investments		21,517,336	80,148,378	(61,432,379)	27,372,174	61,425,097	(25,502,577)	67,834,213	12,249,862	68,906,324	13,640,548

Net increase (decrease) from operations		40,880,615	107,482,907	(48,520,102)	28,571,969	77,028,484	(44,333,381)	73,274,068	53,071,273	87,922,789	13,324,723

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	—	(16,025,663)	(19,190,563)	—	(2,464,512)	(1,929,062)	—	(13,104,832)	(15,416,014)	—
	Retirement Class	—	(5,667,457)	(5,046,632)	—	(2,394,062)	(829,406)	—	(15,182,058)	(13,845,486)	—
	Retail Class	—	—	—	—	—	—	—	—	—	—
	Premier Class*	—	—	—	—	—	—	—	(5,258)	—	—
From realized gains:	Institutional Class	—	—	(53,379)	—	—	(6,596,760)	—	—	—	—
	Retirement Class	—	—	(15,573)	—	—	(3,319,912)	—	—	—	—

Total distributions		—	(21,693,120)	(24,306,147)	—	(4,858,574)	(12,675,140)	—	(28,292,148)	(29,261,500)	—

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	40,389,697	128,803,572	127,486,991	36,904,997	126,710,993	93,114,999	169,841,025	507,639,398	170,241,501	97,000,010
	Retirement Class	4,877,420	73,358,878	108,016,768	4,131,669	114,205,506	102,177,253	13,876,051	269,122,074	229,187,945	1,000,010
	Retail Class	—	—	—	—	—	—	—	—	—	1,627,173
	Premier Class*	—	—	—	—	—	—	19,384,236	38,771,058	250,000	1,000,010
Mergers (see Note 1):	Institutional Class	—	—	—	—	—	152,491,589	—	—	—	—
	Retirement Class	—	—	—	—	—	156,209,603	—	—	—	—
Reinvestments of distributions:	Institutional Class	—	15,364,906	18,186,707	—	2,314,826	6,646,778	—	12,589,576	14,244,364	—
	Retirement Class	—	5,667,457	5,062,205	—	2,394,062	4,149,318	—	15,182,058	13,845,486	—
	Retail Class	—	—	—	—	—	—	—	—	—	—
	Premier Class*	—	—	—	—	—	—	—	5,258	—	—
Redemptions:	Institutional Class	(83,746,055)	(295,251,946)	(99,477,847)	(11,778,034)	(150,396,093)	(62,991,930)	(8,145,494)	(87,486,027)	(61,417,712)	(10)
	Retirement Class	(17,851,932)	(67,676,338)	(27,976,717)	(22,636,868)	(69,614,656)	(6,518,495)	(62,677,303)	(181,536,609)	(7,626,152)	(10)
	Retail Class	—	—	—	—	—	—	—	—	—	—
	Premier Class*	—	—	—	—	—	—	(199,511)	(813,552)	—	(10)

Net increase (decrease) from shareholder transactions		(56,330,870)	(139,733,471)	131,298,107	6,621,764	25,614,638	445,279,115	132,079,004	573,473,234	358,725,432	100,627,173

Net increase (decrease) in net assets		(15,450,255)	(53,943,684)	58,471,858	35,193,733	97,784,548	388,270,594	205,353,072	598,252,359	417,386,721	113,951,896
NET ASSETS
Beginning of period		1,079,772,612	1,133,716,296	1,075,244,438	702,647,356	604,862,808	216,592,214	1,841,972,662	1,243,720,303	826,333,582	—

End of period		$1,064,322,357	$1,079,772,612	$1,133,716,296	$737,841,089	$702,647,356	$604,862,808	$2,047,325,734	$1,841,972,662	$1,243,720,303	$113,951,896

Undistributed net investment income included in net assets		$18,014,634	$16,910,873	$15,999,245	$6,007,320	$5,613,557	$3,499,664	$35,510,571	$34,094,703	$21,737,455	$(376,047)

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	3,048,102	10,232,218	12,721,829	2,967,951	11,308,521	6,214,542	10,448,370	33,064,777	13,228,972	9,700,001
	Retirement Class	367,235	5,847,725	10,724,472	333,960	9,886,351	6,461,762	839,582	17,259,942	17,531,981	100,001
	Retail Class	—	—	—	—	—	—	—	—	—	156,878
	Premier Class*	—	—	—	—	—	—	1,175,672	2,546,393	15,954	100,001
Mergers (see note 1):	Institutional Class	—	—	—	—	—	16,414,649	—	—	—	—
	Retirement Class	—	—	—	—	—	16,760,720	—	—	—	—
Shares reinvested:	Institutional Class	—	1,236,115	1,848,243	—	219,415	810,583	—	811,707	1,207,150	—
	Retirement Class	—	457,422	516,025	—	226,068	503,558	—	962,108	1,152,830	—
	Retail Class	—	—	—	—	—	—	—	—	—	—
	Premier Class*	—	—	—	—	—	—	—	339	—	—
Shares redeemed:	Institutional Class	(6,254,454)	(23,427,093)	(9,533,474)	(952,045)	(13,364,650)	(6,689,223)	(499,127)	(5,762,312)	(4,839,393)	(1)
	Retirement Class	(1,336,987)	(5,413,192)	(2,812,114)	(1,817,046)	(6,308,435)	(725,788)	(3,756,906)	(11,805,620)	(629,000)	(1)
	Retail Class	—	—	—	—	—	—	—	—	—	—
	Premier Class*	—	—	—	—	—	—	(12,076)	(54,910)	—	(1)

Net increase (decrease) from shareholder transactions		(4,176,104)	(11,066,805)	13,464,981	532,820	1,967,270	39,750,803	8,195,515	37,022,424	27,668,494	10,056,878

*	The Premier Class commenced operations on September 30, 2009.

36	2010 Annual Report ▪ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ▪ 2010 Annual Report	37

FINANCIAL HIGHLIGHTS

LARGE-CAP GROWTH INDEX FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	10/31/10	†	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.49		$10.35	$10.72	$13.78	$11.84	$11.33

Gain from investment operations:
Net investment income (a)	0.01		0.17	0.15	0.16	0.14	0.13
Net realized and unrealized gain (loss) on total investments	0.54		1.11	(0.38)	(3.00)	2.09	0.54

Total gain (loss) from investment operations	0.55		1.28	(0.23)	(2.84)	2.23	0.67

Less distributions from:
Net investment income	—		(0.14)	(0.14)	(0.14)	(0.28)	(0.09)
Net realized gains	—		—	0.00 (e)	(0.08)	(0.01)	(0.07)

Total distributions	—		(0.14)	(0.14)	(0.22)	(0.29)	(0.16)

Net asset value, end of period	$12.04		$11.49	$10.35	$10.72	$13.78	$11.84

TOTAL RETURN	4.79	%(b)	12.49%	(1.76)%	(20.96)%	19.15%	5.94%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$470,424		$422,219	$307,978	$263,714	$272,610	$552,918
Ratio of expenses to average net assets before expense waiver and reimbursement	0.19	%(c)	0.09%	0.14%	0.10%	0.12%	0.08%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.09	%(c)	0.09%	0.07%	0.10%	0.08%	0.08%
Ratio of net investment income to average net assets	0.71	%(c)	1.55%	1.78%	1.23%	1.10%	1.14%
Portfolio turnover rate	0	%(b)	34%	28%	28%	53%	40%

	Retirement Class

	10/31/10	†	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.55		$10.41	$10.78	$13.86	$11.91	$11.47

Gain from investment operations:
Net investment income (a)	0.00	(e)	0.15	0.13	0.12	0.12	0.10
Net realized and unrealized gain (loss) on total investments	0.55		1.12	(0.39)	(3.01)	2.10	0.53

Total gain (loss) from investment operations	0.55		1.27	(0.26)	(2.89)	2.22	0.63

Less distributions from:
Net investment income	—		(0.13)	(0.11)	(0.11)	(0.26)	(0.12)
Net realized gains	—		—	0.00 (e)	(0.08)	(0.01)	(0.07)

Total distributions	—		(0.13)	(0.11)	(0.19)	(0.27)	(0.19)

Net asset value, end of period	$12.10		$11.55	$10.41	$10.78	$13.86	$11.91

TOTAL RETURN	4.76	%(b)	12.22%	(2.06)%	(21.13)%	(18.91)%	5.53%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$161,099		$162,611	$149,803	$98,784	$87,924	$42,719
Ratio of expenses to average net assets before expense waiver and reimbursement	0.44	%(c)	0.34%	0.39%	0.35%	0.38%	0.43%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.34	%(c)	0.34%	0.33%	0.35%	0.33%	0.36%
Ratio of net investment income to average net assets	0.45	%(c)	1.30%	1.52%	0.98%	0.93%	0.86%
Portfolio turnover rate	0	%(b)	34%	28%	28%	53%	40%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(e)	Amount represents less than $0.01 per share.

†	Amounts shown are for the one month period ended October 31, 2010 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to October 31.

38	2010 Annual Report ▪ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LARGE-CAP VALUE INDEX FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	10/31/10	†	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.18		$10.49	$12.17	$16.89	$15.93	$14.50

Gain from investment operations:
Net investment income (a)	0.02		0.25	0.27	0.40	0.41	0.36
Net realized and unrealized gain (loss) on total investments	0.32		0.66	(1.62)	(4.22)	1.80	1.68

Total gain (loss) from investment operations	0.34		0.91	(1.35)	(3.82)	2.21	2.04

Less distributions from:
Net investment income	—		(0.22)	(0.32)	(0.38)	(0.59)	(0.29)
Net realized gains	—		—	(0.01)	(0.52)	(0.66)	(0.32)

Total distributions	—		(0.22)	(0.33)	(0.90)	(1.25)	(0.61)

Net asset value, end of period	$11.52		$11.18	$10.49	$12.17	$16.89	$15.93

TOTAL RETURN	3.04	%(b)	8.82%	(10.56)%	(23.58)%	14.36%	14.54%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$514,065		$462,184	$338,574	$319,533	$363,498	$518,223
Ratio of expenses to average net assets before expense waiver and reimbursement	0.19	%(c)	0.09%	0.13%	0.09%	0.11%	0.08%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.09	%(c)	0.09%	0.08%	0.09%	0.08%	0.08%
Ratio of net investment income to average net assets	1.67	%(c)	2.29%	3.02%	2.83%	2.48%	2.45%
Portfolio turnover rate	0	%(b)	36%	31%	33%	60%	49%

	Retirement Class

	10/31/10	†	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.30		$10.61	$12.30	$17.06	$16.09	$14.52

Gain from investment operations:
Net investment income (a)	0.01		0.22	0.24	0.37	0.38	0.32
Net realized and unrealized gain (loss) on total investments	0.33		0.67	(1.62)	(4.26)	1.82	1.68

Total gain (loss) from investment operations	0.34		0.89	(1.38)	(3.89)	2.20	2.00

Less distributions from:
Net investment income	—		(0.20)	(0.30)	(0.35)	(0.57)	(0.11)
Net realized gains	—		—	(0.01)	(0.52)	(0.66)	(0.32)

Total distributions	—		(0.20)	(0.31)	(0.87)	(1.23)	(0.43)

Net asset value, end of period	$11.64		$11.30	$10.61	$12.30	$17.06	$16.09

TOTAL RETURN	3.01	%(b)	8.52%	(10.77)%	(23.77)%	14.17%	14.14%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$173,247		$176,489	$169,714	$115,840	$101,949	$37,069
Ratio of expenses to average net assets before expense waiver and reimbursement	0.43	%(c)	0.34%	0.38%	0.34%	0.32%	0.51%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.34	%(c)	0.34%	0.33%	0.34%	0.30%	0.35%
Ratio of net investment income to average net assets	1.43	%(c)	2.03%	2.68%	2.58%	2.26%	2.10%
Portfolio turnover rate	0	%(b)	36%	31%	33%	60%	49%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

†	Amounts shown are for the one month period ended October 31, 2010 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to October 31.

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ▪ 2010 Annual Report	39

FINANCIAL HIGHLIGHTS	continued

EQUITY INDEX FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	10/31/10	†	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$8.70		$7.97	$8.70	$11.46	$10.09	$9.97

Gain from investment operations:
Net investment income (a)	0.01		0.16	0.15	0.20	0.20	0.17
Net realized and unrealized gain (loss) on total investments	0.32		0.70	(0.73)	(2.59)	1.44	0.78

Total gain (loss) from investment operations	0.33		0.86	(0.58)	(2.39)	1.64	0.95

Less distributions from:
Net investment income	—		(0.13)	(0.15)	(0.18)	(0.17)	(0.17)
Net realized gains	—		—	—	(0.19)	(0.10)	(0.66)

Total distributions	—		(0.13)	(0.15)	(0.37)	(0.27)	(0.83)

Net asset value, end of period	$9.03		$8.70	$7.97	$8.70	$11.46	$10.09

TOTAL RETURN	3.79	%(b)	10.90%	(6.26)%	(21.43)%	16.49%	10.08%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$1,484,700		$1,361,428	$884,250	$697,104	$844,429	$633,027
Ratio of expenses to average net assets before expense waiver and reimbursement	0.12	%(c)	0.08%	0.12%	0.07%	0.09%	0.08%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.09	%(c)	0.08%	0.09%	0.07%	0.08%	0.08%
Ratio of net investment income to average net assets	1.15	%(c)	1.87%	2.28%	2.02%	1.79%	1.74%
Portfolio turnover rate	0	%(b)	9%	11%	9%	16%	32%

	Retirement Class

	10/31/10	†	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06	(d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$8.79		$8.06	$8.81	$11.62	$10.24	$10.00

Gain from investment operations:
Net investment income (a)	0.01		0.14	0.12	0.18	0.17	0.07
Net realized and unrealized gain (loss) on total investments	0.33		0.71	(0.74)	(2.64)	1.48	0.17

Total gain (loss) from investment operations	0.34		0.85	(0.62)	(2.46)	1.65	0.24

Less distributions from:
Net investment income	—		(0.12)	(0.13)	(0.16)	(0.17)	—
Net realized gains	—		—	—	(0.19)	(0.10)	—

Total distributions	—		(0.12)	(0.13)	(0.35)	(0.27)	—

Net asset value, end of period	$9.13		$8.79	$8.06	$8.81	$11.62	$10.24

TOTAL RETURN	3.87	%(b)	10.63%	(6.60)%	(21.71)%	16.29%	2.40	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$242,319		$251,201	$279,063	$13,487	$9,479	$1,909
Ratio of expenses to average net assets before expense waiver and reimbursement	0.37	%(c)	0.33%	0.37%	0.33%	0.36%	4.07	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.34	%(c)	0.33%	0.33%	0.33%	0.33%	0.34	%(c)
Ratio of net investment income to average net assets	0.90	%(c)	1.62%	1.66%	1.77%	1.54%	1.39	%(c)
Portfolio turnover rate	0	%(b)	9%	11%	9%	16%	32%

40	2010 Annual Report ▪ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

EQUITY INDEX FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retail Class

	10/31/10	†	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06	(d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$8.83		$8.09	$8.83	$11.63	$10.25	$10.00

Gain from investment operations:
Net investment income (a)	0.01		0.14	0.14	0.19	0.18	0.08
Net realized and unrealized gain (loss) on total investments	0.33		0.72	(0.74)	(2.63)	1.47	0.17

Total gain (loss) from investment operations	0.34		0.86	(0.60)	(2.44)	1.65	0.25

Less distributions from:
Net investment income	—		(0.12)	(0.14)	(0.17)	(0.17)	—
Net realized gains	—		—	—	(0.19)	(0.10)	—

Total distributions	—		(0.12)	(0.14)	(0.36)	(0.27)	—

Net asset value, end of period	$9.17		$8.83	$8.09	$8.83	$11.63	$10.25

TOTAL RETURN	3.85	%(b)	10.71%	(6.46)%	(21.53)%	16.30%	2.50	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$348,162		$336,495	$312,098	$335,624	$440,181	$7,115
Ratio of expenses to average net assets before expense waiver and reimbursement	0.31	%(c)	0.26%	0.49%	0.39%	0.43%	1.49	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.28	%(c)	0.26%	0.27%	0.19%	0.22%	0.24	%(c)
Ratio of net investment income to average net assets	0.96	%(c)	1.69%	2.13%	1.89%	1.62%	1.53	%(c)
Portfolio turnover rate	0	%(b)	9%	11%	9%	16%	32%

	Premier Class

	10/31/10	†	9/30/10	9/30/09	*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$8.69		$7.97	$7.97

Gain from investment operations:
Net investment income (a)	0.01		0.16	0.00	(e)
Net realized and unrealized gain on total investments	0.33		0.69	—

Total gain from investment operations	0.34		0.85	0.00	(e)

Less distributions from:
Net investment income	—		(0.13)	—
Net realized gains	—		—	—

Total distributions	—		(0.13)	—

Net asset value, end of period	$9.03		$8.69	$7.97

TOTAL RETURN	3.91	%(b)	10.73%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$7,776		$4,812	$250
Ratio of expenses to average net assets before expense waiver and reimbursement	0.28	%(c)	0.24%	220.64	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.24	%(c)	0.24%	0.24	%(c)
Ratio of net investment income to average net assets	1.00	%(c)	1.86%	0.00	%(c)
Portfolio turnover rate	0	%(b)	9%	11%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	The Retirement Class and Retail Class commenced operations on March 31, 2006.

(e)	Amount represents less than $0.01 per share.

*	The Premier Class commenced operations on September 30, 2009.

†	Amounts shown are for the one month period ended October 31, 2010 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to October 31.

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ▪ 2010 Annual Report	41

FINANCIAL HIGHLIGHTS	continued

S&P 500 INDEX FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	10/31/10	†	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$13.02		$12.06	$13.34	$17.54	$15.36	$14.08

Gain from investment operations:
Net investment income (a)	0.01		0.25	0.26	0.33	0.31	0.27
Net realized and unrealized gain (loss) on total investments	0.48		0.95	(1.25)	(4.09)	2.17	1.22

Total gain (loss) from investment operations	0.49		1.20	(0.99)	(3.76)	2.48	1.49

Less distributions from:
Net investment income	—		(0.24)	(0.29)	(0.31)	(0.27)	(0.18)
Net realized gains	—		—	0.00 (e)	(0.13)	(0.03)	(0.03)

Total distributions	—		(0.24)	(0.29)	(0.44)	(0.30)	(0.21)

Net asset value, end of period	$13.51		$13.02	$12.06	$13.34	$17.54	$15.36

TOTAL RETURN	3.76	%(b)	10.07%	(6.88)%	(21.93)%	16.35%	10.70%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$725,376		$740,600	$830,097	$851,272	$942,556	$783,876
Ratio of expenses to average net assets before expense waiver and reimbursement	0.15	%(c)	0.08%	0.11%	0.06%	0.07%	0.07%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.09	%(c)	0.08%	0.09%	0.06%	0.07%	0.07%
Ratio of net investment income to average net assets	1.26	%(c)	1.99%	2.50%	2.12%	1.88%	1.86%
Portfolio turnover rate	0	%(b)	12%	5%	14%	18%	25%

	Retirement Class

	10/31/10	†	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$12.95		$12.00	$13.27	$17.45	$15.29	$14.08

Gain from investment operations:
Net investment income (a)	0.01		0.22	0.23	0.29	0.27	0.23
Net realized and unrealized gain (loss) on total investments	0.48		0.95	(1.23)	(4.07)	2.16	1.22

Total gain (loss) from investment operations	0.49		1.17	(1.00)	(3.78)	2.43	1.45

Less distributions from:
Net investment income	—		(0.22)	(0.27)	(0.27)	(0.24)	(0.21)
Net realized gains	—		—	0.00 (e)	(0.13)	(0.03)	(0.03)

Total distributions	—		(0.22)	(0.27)	(0.40)	(0.27)	(0.24)

Net asset value, end of period	$13.44		$12.95	$12.00	$13.27	$17.45	$15.29

TOTAL RETURN	3.71	%(b)	9.82%	(7.11)%	(22.11)%	16.05%	10.39%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$338,947		$339,172	$303,619	$223,973	$231,854	$149,408
Ratio of expenses to average net assets before expense waiver and reimbursement	0.40	%(c)	0.33%	0.36%	0.31%	0.32%	0.37%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.34	%(c)	0.33%	0.34%	0.31%	0.32%	0.37%
Ratio of net investment income to average net assets	1.01	%(c)	1.74%	2.22%	1.87%	1.63%	1.56%
Portfolio turnover rate	0	%(b)	12%	5%	14%	18%	25%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(e)	Amount represents less than $0.01 per share.

†	Amounts shown are for the one month period ended October 31, 2010 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to October 31.

42	2010 Annual Report ▪ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

SMALL-CAP BLEND INDEX FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	10/31/10	†	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$12.00		$10.69	$12.91	$15.94	$15.54	$15.68

Gain from investment operations:
Net investment income (a)	0.01		0.14	0.13	0.22	0.23	0.17
Net realized and unrealized gain (loss) on total investments	0.48		1.26	(1.61)	(2.39)	1.63	1.26

Total gain (loss) from investment operations	0.49		1.40	(1.48)	(2.17)	1.86	1.43

Less distributions from:
Net investment income	—		(0.09)	(0.17)	(0.21)	(0.20)	(0.14)
Net realized gains	—		—	(0.57)	(0.65)	(1.26)	(1.43)

Total distributions	—		(0.09)	(0.74)	(0.86)	(1.46)	(1.57)

Net asset value, end of period	$12.49		$12.00	$10.69	$12.91	$15.94	$15.54

TOTAL RETURN	4.08	%(b)	13.25%	(9.81)%	(14.07)%	12.32%	9.80%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$354,242		$316,168	$301,142	$147,458	$179,670	$181,852
Ratio of expenses to average net assets before expense waiver and reimbursement	0.18	%(c)	0.10%	0.17%	0.16%	0.22%	0.15%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.09	%(c)	0.09%	0.08%	0.10%	0.08%	0.08%
Ratio of net investment income to average net assets	0.79	%(c)	1.22%	1.42%	1.62%	1.41%	1.10%
Portfolio turnover rate	0	%(b)	21%	36%	36%	69%	71%

	Retirement Class

	10/31/10	†	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$12.02		$10.71	$12.93	$15.98	$15.58	$15.65

Gain from investment operations:
Net investment income (a)	0.01		0.11	0.10	0.18	0.20	0.13
Net realized and unrealized gain (loss) on total investments	0.48		1.28	(1.61)	(2.40)	1.64	1.27

Total gain (loss) from investment operations	0.49		1.39	(1.51)	(2.22)	1.84	1.40

Less distributions from:
Net investment income	—		(0.08)	(0.14)	(0.18)	(0.18)	(0.04)
Net realized gains	—		—	(0.57)	(0.65)	(1.26)	(1.43)

Total distributions	—		(0.08)	(0.71)	(0.83)	(1.44)	(1.47)

Net asset value, end of period	$12.51		$12.02	$10.71	$12.93	$15.98	$15.58

TOTAL RETURN	4.08	%(b)	13.07%	(10.06)%	(14.34)%	12.15%	9.51%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$383,599		$386,480	$303,721	$69,134	$54,334	$28,500
Ratio of expenses to average net assets before expense waiver and reimbursement	0.43	%(c)	0.35%	0.42%	0.41%	0.48%	0.58%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.34	%(c)	0.34%	0.33%	0.35%	0.33%	0.34%
Ratio of net investment income to average net assets	0.54	%(c)	0.97%	1.06%	1.53%	1.23%	0.88%
Portfolio turnover rate	0	%(b)	21%	36%	36%	69%	71%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

†	Amounts shown are for the one month period ended October 31, 2010 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to October 31.

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ▪ 2010 Annual Report	43

FINANCIAL HIGHLIGHTS	continued

INTERNATIONAL EQUITY INDEX FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	10/31/10	†	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$15.82		$15.67	$16.09	$23.51	$19.33	$16.64

Gain from investment operations:
Net investment income (a)	0.01		0.44	0.42	0.72	0.55	0.47
Net realized and unrealized gain (loss) on total investments	0.60		0.05	(0.31)	(7.40)	4.20	2.64

Total gain (loss) from investment operations	0.61		0.49	0.11	(6.68)	4.75	3.11

Less distributions from:
Net investment income	—		(0.34)	(0.53)	(0.52)	(0.42)	(0.27)
Net realized gains	—		—	—	(0.23)	(0.15)	(0.15)

Total distributions	—		(0.34)	(0.53)	(0.75)	(0.57)	(0.42)

Redemption Fees	—		—	—	0.01	—	—

Net asset value, end of period	$16.43		$15.82	$15.67	$16.09	$23.51	$19.33

TOTAL RETURN	3.86	%(b)	3.14%	1.76%	(29.23)%	25.01%	19.02%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$1,203,484		$1,001,071	$551,312	$411,451	$496,975	$359,561
Ratio of expenses to average net assets before expense waiver and reimbursement	0.15	%(c)	0.10%	0.16%	0.11%	0.16%	0.17%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.15	%(c)	0.10%	0.15%	0.11%	0.15%	0.15%
Ratio of net investment income to average net assets	0.88	%(c)	2.88%	3.33%	3.51%	2.54%	2.58%
Portfolio turnover rate	3	%(b)	11%	31%	45%	46%	43%

	Retirement Class

	10/31/10	†	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$16.06		$15.92	$16.32	$23.87	$19.64	$16.76

Gain from investment operations:
Net investment income (a)	0.01		0.39	0.40	0.70	0.56	0.48
Net realized and unrealized gain (loss) on total investments	0.61		0.06	(0.30)	(7.54)	4.22	2.63

Total gain (loss) from investment operations	0.62		0.45	0.10	(6.84)	4.78	3.11

Less distributions from:
Net investment income	—		(0.31)	(0.50)	(0.49)	(0.40)	(0.08)
Net realized gains	—		—	—	(0.23)	(0.15)	(0.15)

Total distributions	—		(0.31)	(0.50)	(0.72)	(0.55)	(0.23)

Redemption Fees	—		—	—	0.01	—	—

Net asset value, end of period	$16.68		$16.06	$15.92	$16.32	$23.87	$19.64

TOTAL RETURN	3.86	%(b)	2.85%	1.57%	(29.44)%	24.75%	18.72%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$783,583		$801,279	$692,158	$414,882	$297,164	$82,537
Ratio of expenses to average net assets before expense waiver and reimbursement	0.40	%(c)	0.35%	0.41%	0.35%	0.42%	0.47%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.40	%(c)	0.35%	0.40%	0.35%	0.34%	0.41%
Ratio of net investment income to average net assets	0.62	%(c)	2.55%	3.08%	3.39%	2.51%	2.56%
Portfolio turnover rate	3	%(b)	11%	31%	45%	46%	43%

44	2010 Annual Report ▪ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

INTERNATIONAL EQUITY INDEX FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Premier Class

	10/31/10	†	9/30/10	9/30/09	*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$15.80		$15.67	$15.67

Gain from investment operations:
Net investment income (a)	0.01		0.48	0.00	(e)
Net realized and unrealized gain (loss) on total investments	0.60		(0.02)	—

Total gain from investment operations	0.61		0.46	0.00	(e)

Less distributions from:
Net investment income	—		(0.33)	—
Net realized gains	—		—	—

Total distributions	—		(0.33)	—

Net asset value, end of period	$16.41		$15.80	$15.67

TOTAL RETURN	3.86	%(b)	2.97%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$60,259		$39,623	$250
Ratio of expenses to average net assets before expense waiver and reimbursement	0.30	%(c)	0.25%	220.65	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.30	%(c)	0.25%	0.30	%(c)
Ratio of net investment income to average net assets	0.73	%(c)	3.24%	0.00	%(c)
Portfolio turnover rate	3	%(b)	11%	31%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(e)	Amount represents less than $0.01 per share.

*	The Premier Class commenced operations on September 30, 2009.

†	Amounts shown are for the one month period ended October 31, 2010 and are not necessarily indicative of a full year of operations. The Fund changed its fiscal year end from September 30 to October 31.

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ▪ 2010 Annual Report	45

FINANCIAL HIGHLIGHTS	continued

EMERGING MARKETS EQUITY INDEX FUND ▪ FOR THE PERIOD ENDED

	Institutional Class‡

	10/31/10

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.00

Gain from investment operations:
Net investment income (a)	0.03
Net realized and unrealized gain on total investments	1.30

Total gain from investment operations	1.33

Less distributions from:
Net investment income	—
Net realized gains	—

Total distributions	—

Net asset value, end of period	$11.33

TOTAL RETURN	13.30	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$109,910
Ratio of expenses to average net assets before expense waiver and reimbursement	1.30	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.25	%(c)
Ratio of net investment income to average net assets	1.37	%(c)
Portfolio turnover rate	2	%(b)

	Retirement Class‡

	10/31/10

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.00

Gain from investment operations:
Net investment income (a)	0.02
Net realized and unrealized gain on total investments	1.31

Total gain from investment operations	1.33

Less distributions from:
Net investment income	—
Net realized gains	—

Total distributions	—

Net asset value, end of period	$11.33

TOTAL RETURN	13.30	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$1,133
Ratio of expenses to average net assets before expense waiver and reimbursement	2.27	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.50	%(c)
Ratio of net investment income to average net assets	1.12	%(c)
Portfolio turnover rate	2	%(b)

46	2010 Annual Report ▪ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	concluded

EMERGING MARKETS EQUITY INDEX FUND ▪ FOR THE PERIOD ENDED

	Retail Class‡

	10/31/10

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.00

Gain from investment operations:
Net investment income (a)	0.02
Net realized and unrealized gain on total investments	1.30

Total gain from investment operations	1.32

Less distributions from:
Net investment income	—
Net realized gains	—

Total distributions	—

Net asset value, end of period	$11.32

TOTAL RETURN	13.20	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$1,776
Ratio of expenses to average net assets before expense waiver and reimbursement	2.18	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.64	%(c)
Ratio of net investment income to average net assets	0.89	%(c)
Portfolio turnover rate	2	%(b)

	Premier Class‡

	10/31/10

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.00

Gain from investment operations:
Net investment income (a)	0.02
Net realized and unrealized gain on total investments	1.31

Total gain from investment operations	1.33

Less distributions from:
Net investment income	—
Net realized gains	—

Total distributions	—

Net asset value, end of period	$11.33

TOTAL RETURN	13.30	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$1,133
Ratio of expenses to average net assets before expense waiver and reimbursement	2.18	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.40	%(c)
Ratio of net investment income to average net assets	1.22	%(c)
Portfolio turnover rate	2	%(b)

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

‡	The Fund commenced operations on August 31, 2010.

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ▪ 2010 Annual Report	47

NOTES TO FINANCIAL STATEMENTS

TIAA-CREF FUNDS

Note 1—organization and significant accounting policies

TIAA-CREF Funds (the “Trust”) is a Delaware statutory trust that was organized on April 15, 1999 and is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The following are the TIAA-CREF Funds included in this report (the “Funds” or individually the “Fund”): Large-Cap Growth Index Fund, Large-Cap Value Index Fund, Equity Index Fund, S&P 500 Index Fund, Small-Cap Blend Index Fund, International Equity Index Fund and the Emerging Markets Equity Index Fund. The Emerging Markets Equity Index Fund commenced operations on August 31, 2010 with a fiscal year end of October 31. The Funds, with the exception of the Emerging Markets Equity Index Fund, recently changed their fiscal year end from September 30 to October 31.

The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly-owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, Inc. (“Advisors”), a wholly-owned indirect subsidiary of TIAA, which is registered with the Commission as an investment adviser, provides investment management services for the Funds. The Funds offer up to four share classes, although any one Fund may not necessarily offer all four classes. The Funds may offer Institutional, Retirement, Retail and Premier Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

On June 12, 2009, each of the below series of the TIAA-CREF Funds (individually the “Target Fund”) was reorganized into a corresponding series of Funds (individually the “Acquiring Fund”) pursuant to an Agreement and Plan of Reorganization and Termination, which was approved by the Board of Trustees (“Trustees”) of the TIAA-CREF Funds on November 18, 2008. The transaction was structured to qualify as tax-free under the Internal Revenue Code of 1986 (“Code”). The tax-free exchange of shares by the Acquiring Fund for the assets and liabilities of the Target Fund on the date of the reorganization was as follows:

Acquiring Fund	Target Fund	Shares Issued by Acquiring Fund	Total Net Assets of the Target Fund	Unrealized Appreciation (Depreciation) Included in the Target Fund Total Net Assets	Pre-merger Total Net Assets of the Acquiring Fund	Post-merger Total Net Assets of the Acquiring Fund

Equity Index Fund	Mid-Cap Growth Index Fund	11,360,360	$80,756,652	$(2,799,793)	$1,000,831,204	$1,326,666,101
Equity Index Fund	Mid-Cap Value Index Fund	16,520,963	117,499,465	(4,511,959)	1,000,831,204	1,326,666,101
Equity Index Fund	Mid-Cap Blend Index Fund	17,930,771	127,578,780	(18,845,428)	1,000,831,204	1,326,666,101
Small-Cap Blend Index Fund	Small-Cap Growth Index Fund	16,830,312	156,627,418	(21,953,902)	229,043,487	537,744,679
Small-Cap Blend Index Fund	Small-Cap Value Index Fund	16,345,057	152,073,774	(60,237,658)	229,043,487	537,744,679

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the Trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Certain prior year amounts have been reclassified to conform to current year presentation. The following is a summary of the significant accounting policies consistently followed by the Funds.

The Net Asset Value per share (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions.

Security valuation: Investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Accounting for investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, as soon thereafter as the Funds are informed of the ex-dividend date. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Income and expenses of a Fund are allocated on a pro rata basis to each class of shares of the Fund, except for Service Agreement Fees, Distribution Fees and Transfer Agency Fees and Expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Cash: The Funds hold cash with the custodian. The Funds are charged a fee for overdrafts.

48	2010 Annual Report ▪ TIAA-CREF Funds: Equity Index Funds

continued

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Futures contracts: The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds may use futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract and variation margin payments are made or received reflecting changes in the value of the futures contracts. Futures contracts are valued at the last sale price as of the close of the board of trade or exchange on which they are traded. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts, or if the counterparties do not perform in accordance with contractual provisions. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange traded funds, guarantees the futures against default.

Equity linked notes: Equity linked notes are debt securities issued by banks or broker-dealers and are designed to offer a return linked to an underlying security or market index. Equity linked notes are structured with a defined maturity date. When the note matures, the issuer will pay to, or receive from the Fund, the difference between the nominal value of the underlying instrument at the time of purchase and that instrument’s value at maturity. The Fund will record a realized gain or loss on the transaction. The note is priced daily and any change in the value of the note is reflected in net unrealized gains and losses. Investments in equity linked notes involve the same risks associated with a direct investment in the underlying security or index that the notes seek to replicate. In addition, there is also counterparty risk associated with these investments because the Fund is relying on the creditworthiness of such counterparty and has no rights under an equity linked note against the issuer of the underlying security. As of October 31, 2010, the Emerging Markets Index Fund is a party to an equity linked note in order to gain exposure to certain equity markets.

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. Therefore, no federal income tax provision is required. Management has analyzed the Funds’ tax positions taken for all open federal income tax years (2007-2010) and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the period ended October 31, 2010, permanent book and tax differences resulting primarily from differing treatments for foreign currency transactions, certain foreign taxes paid, net operating losses, and gains and losses from the sale of stock in passive foreign investment companies were identified and reclassified among the components of the Funds’ net assets. Net investment income and net realized gains (losses), as disclosed on the Statement of Operations, and net assets were not affected by these reclassifications.

Foreign taxes: The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.

Trustee compensation: The Funds pay the Trustees, all of whom are independent, certain remuneration for their services, plus travel and other expenses incurred in attending Board meetings. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, Trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds. The investment of deferred amounts and the offsetting payable to the Trustees are included in Other Assets and Accrued Expenses and Other Payables in the accompanying Statements of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of Operations.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Trustees. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities

TIAA-CREF Funds: Equity Index Funds ▪ 2010 Annual Report	49

NOTES TO FINANCIAL STATEMENTS

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock – Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign investments are valued at the last sale or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Funds’ net assets are calculated, such securities may be valued at fair value in accordance with procedures adopted by the Trustees. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Debt securities – Debt securities, including equity linked notes, will generally be valued using prices provided by a pricing service which may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields, or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Short-term investments – Short-term investments with maturities of 60 days or less are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Short-term investments with maturities in excess of 60 days are valued in the same manner as debt securities. Short-term investments are generally categorized in Level 2 of the fair value hierarchy.

Investments in Registered Investment Companies – These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Futures contracts – Stock and bond index futures and options, which are traded on commodities exchanges, are valued at the last sales price as of the close of such commodities exchanges and are categorized in Level 1 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Trustees. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy, otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the period ended October 31, 2010, there were no significant transfers between levels by the Funds.

As of October 31, 2010, 100% of the investments in the Large-Cap Growth Index Fund, Large-Cap Value Index Fund, and S&P 500 Index Fund were valued based on Level 1 inputs.

The following is a summary of the inputs used to value the remaining Funds’ investments as of October 31, 2010:

Fund	Level 1	Level 2	Level 3	Total

Equity Index
Consumer Discretionary	$234,184,484	$—	$—	$234,184,484
Consumer Staples	195,049,971	—	—	195,049,971
Energy	212,313,474	—	—	212,313,474
Financials	346,795,212	—	—	346,795,212
Health Care	237,573,470	—	—	237,573,470
Industrials	232,257,028	—	—	232,257,028
Information Technology	386,401,252	—	—	386,401,252
Materials	85,309,683	—	—	85,309,683
Telecommunication Services	58,295,057	—	—	58,295,057
Utilities	74,086,195	—	—	74,086,195
Short-term Investments	—	22,745,000	—	22,745,000
Futures**	301,286	—	—	301,286

Total	$2,062,567,112	$22,745,000	$—	$2,085,312,112

50	2010 Annual Report ▪ TIAA-CREF Funds: Equity Index Funds

continued

Fund	Level 1	Level 2	Level 3	Total

Small-Cap Blend Index
Consumer Discretionary	$100,067,529	$—	$—	$100,067,529
Consumer Staples	22,094,464	—	—	22,094,464
Energy	41,378,169	—	—	41,378,169
Financials	153,824,760	—	—	153,824,760
Health Care	92,233,451	—	—	92,233,451
Industrials	113,843,421	—	—	113,843,421
Information Technology	139,822,432	—	—	139,822,432
Materials	40,687,614	—	—	40,687,614
Telecommunication Services	7,583,522	—	—	7,583,522
Utilities	24,302,537	—	—	24,302,537
Short-term Investments	—	1,465,000	—	1,465,000
Futures**	1,877	—	—	1,877

Total	$735,839,776	$1,465,000	$—	$737,304,776

International Equity Index
Japan	$—	$413,488,866	$—	$413,488,866
United Kingdom	—	386,130,314	—	386,130,314
France	—	194,297,414	—	194,297,414
Australia	—	169,105,163	—	169,105,163
Germany	—	163,888,290	—	163,888,290
Switzerland	—	154,202,932	—	154,202,932
Netherlands	—	91,590,089	—	91,590,089
Spain	—	74,891,743	—	74,891,743
Sweden	—	60,116,199	—	60,116,199
Italy	—	56,336,334	—	56,336,334
United States	51,123,717	—	—	51,123,717
Hong Kong	—	49,012,683	—	49,012,683
Other*	154,275	172,781,579	—	172,935,854
Short-term Investments	—	7,850,000	—	7,850,000

Total	$51,277,992	$1,993,691,606	$—	$2,044,969,598

Emerging Markets Equity Index
China	$—	$19,026,459	$—	$19,026,459
Brazil	—	18,464,020	—	18,464,020
Korea, Republic of	—	14,773,469	—	14,773,469
Taiwan	—	11,921,645	—	11,921,645
South Africa	—	8,380,909	—	8,380,909
United States	1,383,900	—	—	1,383,900
Russia *	4,432,970	2,535,349	—	6,968,319
Mexico	286,760	5,042,350	—	5,329,110
India	1,775,550	7,331,447	—	9,106,997
Malaysia	—	3,201,920	—	3,201,920
Indonesia	—	2,656,394	—	2,656,394
Other*	546,804	11,946,225		12,493,029

Total	$8,425,984	$105,280,187	$—	$113,706,171

*	Includes American Depositary Receipts

**	Futures contracts are derivatives instruments not reflected in the schedule of investments. They are valued at the unrealized appreciation/depreciation on the instrument.

Please see the Summary Portfolios of Investments for a detailed breakout by industry and/or country.

Note 3—investment adviser and affiliates

Under the terms of the Investment Management Agreement with respect to each Fund, Advisors provides asset management services to the Fund for an annual fee, payable monthly. Under the terms of the Service Agreement with respect to each Fund, the Retirement Class of the Fund incurs an annual fee, payable monthly to Advisors, for certain administrative costs associated with the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class Shareholder Servicing fees reported on the Statement of Operations are paid to Advisors under the Service Agreement. Under the terms of a Distribution (Rule 12b-1) Plan, the Retail Class of each Fund (except Emerging Markets Index Fund) reimburses TPIS for amounts incurred up to 0.25% of the average daily net assets to distribute the Funds’ Retail Class. The Premier Class of each Fund and the Retail Class of the Emerging Markets Equity Index Fund have adopted a Distribution (Rule 12b-1) Plan that compensates TPIS for providing distribution, promotional and/or shareholder services to the Premier Class of the Fund and the Retail Class of the Emerging Markets Equity Index Fund at the annual rate of 0.15% and 0.25% of the average daily net assets attributable to the Fund’s Premier Class and the Retail Class of the Emerging Markets Equity Index Fund, respectively.

Certain affiliated entities may pay Fund expenses on behalf of the Funds. The Funds reimburse the affiliated entities for any such payment. Amounts owed to Fund affiliates for payment of Fund expenses are disclosed as due to affiliates on the Statements of Assets and Liabilities.

TIAA-CREF Funds: Equity Index Funds ▪ 2010 Annual Report	51

NOTES TO FINANCIAL STATEMENTS

Advisors has agreed to reimburse each Fund if its total expense ratio (excluding acquired fund fees and extraordinary expenses) exceeds certain percentages. As of October 31, 2010, the Investment Management Fee, Service Agreement Fee, Distribution Fee and maximum expense amounts (after waivers and reimbursements) are equal to the following noted annual percentage of average daily net assets for each class:

	Investment Management Fee – Effective Rate	Service Agreement Fee	Maximum Distribution Fee		Maximum Expense Amounts‡

Fund		Retirement Class	Retail Class	Premier Class	Institutional Class	Retirement Class	Retail Class	Premier Class

Large-Cap Growth Index	0.04%	0.25%	—%	—%	0.09%	0.34%	—%	—%
Large-Cap Value Index	0.04	0.25	—	—	0.09	0.34	—	—
Equity Index	0.04	0.25	0.25	0.15	0.09	0.34	0.48	0.24
S&P 500 Index	0.04	0.25	—	—	0.09	0.34	—	—
Small-Cap Blend Index	0.04	0.25	—	—	0.09	0.34	—	—
International Equity Index	0.04	0.25	—	0.15	0.15	0.40	—	0.30
Emerging Markets Equity Index	0.14	0.25	0.25	0.15	0.25	0.50	0.64	0.40

‡

Maximum expense amounts reflect all expenses, including investment management fees. The expense reimbursement arrangements will continue through at least February 29, 2012. The reimbursement arrangements can only be changed with the approval of the Board of Trustees.

The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Trustees, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

At the commencement of operations of each Fund, TIAA, an affiliate, invested in the Fund. In addition, certain TIAA-CREF Funds and affiliates make investments in the Funds.

The following is the percentage of the Funds’ shares owned by affiliates as of October 31, 2010:

Fund	TIAA	Lifecycle Index Funds	TIAA Access	Total

Large-Cap Growth Index	—%	—%	3%	3%
Large-Cap Value Index	—	—	3	3
Equity Index Fund	—	14	1	15
S&P 500 Index	—	—	2	2
Small-Cap Blend Index	—	—	7	7
International Equity Index	—	5	3	8
Emerging Markets Equity Index	99	—	—	99

Note 4—investments

At October 31, 2010, net unrealized appreciation (depreciation) based on aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)

Large-Cap Growth Index	$557,604,851	$93,816,170	$(21,320,692)	$72,495,478
Large-Cap Value Index	755,186,008	40,467,199	(116,998,795)	(76,531,596)
Equity Index	1,876,556,289	369,513,177	(161,058,640)	208,454,537
S&P 500 Index	1,105,336,919	143,726,019	(186,715,512)	(42,989,493)
Small-Cap Blend Index	706,486,640	128,715,508	(97,899,249)	30,816,259
International Equity Index	2,037,205,349	192,848,221	(185,083,972)	7,764,249
Emerging Markets Equity Index	100,441,466	13,459,053	(194,348)	13,264,705

At October 31, 2010, the Funds held the following open futures contracts:

Fund	Future	Number of Contracts	Market Value	Expiration Date	Unrealized Gain/(Loss)

Equity Index	Russell 2000
	Mini Index Future	34	$2,387,480	December 2010	$40,623
Equity Index	CME E-Mini
	Standard & Poor’s
	500 Index Future	220	12,976,700	December 2010	214,918
Equity Index	CME E-Mini
	Standard & Poor’s
	400 Index Future	29	2,399,750	December 2010	45,745

Total		283	$17,763,930		$301,286

Small-Cap Blend	Russell 2000 Mini
Index	Index Future	1	$70,220	December 2010	$1,877

For each Fund, realized gain (loss) and change in unrealized appreciation (depreciation) on futures transactions are reported separately on the Statements of Operations.

During the period ended October 31, 2010, the following Funds had exposure to equity futures contracts, based on underlying notional values, generally between 0% and 1% of net assets: Large-Cap Growth Index, Large-Cap Value Index, Equity Index and Small-Cap Blend Index.

Purchases and sales of securities (other than short-term money market instruments) for the Funds for the period ended October 31, 2010, were as follows:

Fund	Non-U.S. Government Purchases	U.S. Government Purchases	Non-U.S. Government Sales	U.S. Government Sales

Large-Cap Growth Index	$22,410,138	—	$1,373,484	—
Large-Cap Value Index	24,881,811	—	1,109,912	—
Equity Index	40,147,233	—	4,307,073	—
S&P 500 Index	3,572,044	—	58,662,021	—
Small-Cap Blend Index	10,029,629	—	3,257,872	—
International Equity Index	193,057,661	—	56,927,640	—
Emerging Markets Equity Index	102,424,938	—	2,506,672	—

52	2010 Annual Report ▪ TIAA-CREF Funds: Equity Index Funds

concluded

Note 5—distributions to shareholders and other tax items

There were no distributions paid during the period ended October 31, 2010. The tax character of distributions paid to shareholders during the years ended September 30, 2010 and 2009 was as follows:

	2010			2009

Fund	Ordinary Income	Long-Term Capital Gains	Total	Ordinary Income	Long-Term Capital Gains	Total

Large-Cap Growth Index	$6,377,675	$—	$6,377,675	$4,870,180	$33,141	$4,903,321
Large-Cap Value Index	10,801,063	—	10,801,063	12,511,576	379,792	12,891,368
Equity Index	23,368,542	—	23,368,542	19,013,569	—	19,013,569
S&P 500 Index	21,693,120	—	21,693,120	24,236,806	69,341	24,306,147
Small-Cap Blend Index	4,858,574	—	4,858,574	3,669,487	9,005,653	12,675,140
International Equity Index	28,292,148	—	28,292,148	29,261,500	—	29,261,500

As of October 31, 2010, the components of accumulated earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation (Depreciation)	Capital Loss Carryover	Total

Large-Cap Growth Index	$5,925,105	$—	$72,495,477	$(33,223,045)	$45,197,537
Large-Cap Value Index	11,266,079	—	(76,531,594)	(2,533,527)	(67,799,042)
Equity Index	25,381,364	—	208,454,533	(123,072,937)	110,762,960
S&P 500 Index	18,079,518	—	(42,989,498)	(9,828,181)	(34,738,161)
Small-Cap Blend Index	6,226,281	—	30,816,257	(23,333,755)	13,708,783
International Equity Index	39,075,305	—	7,982,512	(10,786,196)	36,271,621
Emerging Markets Equity Index	81,399	—	13,264,653	—	13,346,052

The difference between book basis and tax basis net investment income, net realized gains and losses, and unrealized appreciation and depreciation is attributable primarily to the tax deferral of losses on wash sales, the realization, for tax purposes, of unrealized gains on investments in passive foreign investment companies, and the utilization of capital loss carryovers.

At October 31, 2010, the following Funds had capital loss carryovers, which will expire as follows:

	Date of Expiration

Fund	10/31/15	10/31/16	10/31/17	10/31/18	Total

Large-Cap Growth Index	$—	$16,222,765	$17,000,280	$—	$33,223,045
Large-Cap Value Index	—	—	—	2,533,527	2,533,527
Equity Index	19,690,476	14,558,187	88,824,274	—	123,072,937
S&P 500 Index	—	8,621,755	1,206,426	—	9,828,181
Small-Cap Blend Index	—	342,013	22,991,742	—	23,333,755
International Equity Index	—	—	10,786,196	—	10,786,196

For the period ended October 31, 2010, the Large-Cap Growth Index Fund, Equity Index Fund, S&P 500 Index Fund, Small-Cap Blend Index Fund and International Equity Index Fund utilized $410,539, $1,711,149, $16,286,705, $787,494, and $2,810,263 respectively, of their capital loss carryover available from prior years.

Due to reorganizations in prior years, the future utilization of the Equity Index and Small-Cap Blend Index Funds capital losses and capital loss carryovers may be subject to limitations under the Internal Revenue Code and regulations thereunder.

Note 6—emerging markets risks

The Emerging Markets Equity Index Fund and the International Equity Index Fund have investments in emerging market securities. Emerging market securities are often subject to greater price volatility, less liquidity and higher rates of inflation and deflation than U.S. securities. In addition, emerging markets may be subject to greater political, economic and social uncertainty, and differing regulatory environments that may potentially impact the Fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars.

Note 7—line of credit

Each of the Funds, except the Emerging Markets Equity Index Fund, participates in a $1 billion dollar unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the period ended October 31, 2010, there were no borrowings under this credit facility by the Funds.

TIAA-CREF Funds: Equity Index Funds ▪ 2010 Annual Report	53

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of the TIAA-CREF Funds:

In our opinion, the accompanying statements of assets and liabilities, including the summary portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Large-Cap Growth Index Fund, Large-Cap Value Index Fund, Equity Index Fund, S&P 500 Index Fund, Small-Cap Blend Index Fund, International Equity Index Fund, and Emerging Markets Equity Index Fund (hereafter referred to as the “Funds”) at October 31, 2010, the results of each of their operations for each of the periods presented and the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP
Boston, Massachusetts
December 16, 2010

54	2010 Annual Report ▪ TIAA-CREF Funds: Equity Index Funds

MANAGEMENT (UNAUDITED)

TRUSTEES AND OFFICERS OF THE TIAA-CREF FUNDS

Disinterested trustees
Name, Address and Date of Birth (“DOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee

Forrest Berkley c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 4/25/54	Trustee	Indefinite term. Trustee since 2006.	Retired Partner (since 2006), Partner (1990–2005) and Head of Global Product Management (2003–2005), GMO (formerly, Grantham, Mayo, Van Otterloo & Co.) (investment management); and member of asset allocation portfolio management team, GMO (2003–2005).	68

Director of GMO; Director, the Maine Coast Heritage Trust; Investment Committee member, Maine Community Foundation, the Butler Conservation Fund, Inc., and the Elmina B. Sewell Foundation; Director, Appalachian Mountain Club.

Nancy A. Eckl c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 10/6/62	Trustee	Indefinite term. Trustee since 2007.	Former Vice President (1990–2006), American Beacon Advisors, Inc., and Vice President of certain funds advised by American Beacon Advisors, Inc.	68

Independent Director, the Lazard Funds, Inc., Lazard Retirement Series, Inc., Lazard Global Total Return and Income Fund, Inc. and Lazard World Dividend and Income Fund, Inc.; Member of the Board of Managers of Lazard Alternative Strategies Fund, LLC.

Eugene Flood, Jr. c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 10/31/55	Trustee	Indefinite term. Trustee since 2005.	President and Chief Executive Officer (since 2000) and a Director (since 1994) of Smith Breeden Associates, Inc. (investment adviser).	68	Director, Smith Breeden Associates, Inc. (investment adviser).

Michael A. Forrester c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 11/05/67	Trustee	Indefinite term. Trustee since 2007.	Chief Operating Officer, Copper Rock Capital Partners, LLC (since 2007). Chief Operating Officer, DDJ Capital Management (2003–2006).	68	Director, Copper Rock Capital Partners, LLC (investment adviser).

Howell E. Jackson c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 1/4/54	Trustee	Indefinite term. Trustee since 2005.	James S. Reid, Jr. Professor of Law (since 2004), Acting Dean (2009), Vice Dean for Budget (2003–2006) and on the faculty (since 1989) of Harvard Law School.	68	Director, D2D Fund.

Nancy L. Jacob c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 1/15/43	Trustee	Indefinite term. Trustee since 1999.	President and Founder (since 2006) of NLJ Advisors, Inc. (investment adviser); President and Managing Principal, Windermere Investment Associates (1997–2006).	68	None

Bridget A. Macaskill c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 8/5/48	Trustee	Indefinite term. Trustee since 2003.	Chief Executive Officer (since 2010), President and Chief Operating Officer (since 2009), First Eagle Investment Management; Principal, BAM Consulting LLC (2003–2009); Independent Consultant for Merrill Lynch (2003–2009).	68

Director, Prudential plc; Arnhold and S. Bleichroeder Holdings; First Eagle Investment Management; Governors Committee on Scholastic Achievement; William T. Grant Foundation; American Legacy Foundation (Investment Committee); University of Edinburgh (Campaign Board); and North Shore Land Alliance.

James M. Poterba c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 7/13/58	Trustee	Indefinite term. Trustee since 2006.	President and Chief Executive Officer, National Bureau of Economic Research (since 2008); Mitsui Professor of Economics (since 1996), Head (2006–2008) and Associate Head (1994–2000 and 2001–2006), Economics Department, Massachusetts Institute of Technology (MIT); Program Director, National Bureau of Economic Research (1990–2008).	68	Director, The Alfred P. Sloan Foundation and National Bureau of Economic Research.

TIAA-CREF Funds: Equity Index Funds ▪ 2010 Annual Report	55

MANAGEMENT (UNAUDITED)

TRUSTEES AND OFFICERS OF THE TIAA-CREF FUNDS

Disinterested trustees — continued

Name, Address and Date of Birth (“DOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee

Maceo K. Sloan c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 10/18/49	Chairman of the Board and Trustee	Indefinite term as Trustee; Chairman for term ending June 30, 2012. Trustee since 1999. Chairman since 2009.	Chairman, President and Chief Executive Officer, Sloan Financial Group, Inc. (since 1991); Chairman, Chief Executive Officer and Chief Investment Officer, NCM Capital Management Group, Inc. (since 1991); Chairman and Chief Executive Officer and Chief Investment Officer, NCM Capital Advisers Inc. (since 2003); and Chairman, President and Principal Executive Officer, NCM Capital Investment Trust (since 2007).	68	Director, SCANA Corporation (energy holding company) and NCM Capital Investment Trust.

Laura T. Starks c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 2/17/50	Trustee	Indefinite term. Trustee since 2006.	Chairman, Department of Finance, the Charles E. and Sarah M. Seay Regents Chair in Finance (since 2002), and Director, AIM Investment Center, McCombs School of Business, University of Texas at Austin (since 2000); Professor, University of Texas at Austin (since 1987).	68	Governing Council, Independent Directors Council (mutual fund director organization).

Executive officers

Name, Address and Date of Birth (“DOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Marvin W. Adams TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 11/16/57	Executive Vice President	One-year term. Executive Vice President since 2010.

Executive Vice President of Shared Services (since 2010) and Technology and Operations (2010) of Teachers Insurance and Annuity Association of America (“TIAA”), Teachers Advisors, Inc. (“Advisors”) and TIAA-CREF Investment Management, LLC (“Investment Management”), and Executive Vice President of the TIAA-CREF Funds, CREF, TIAA-CREF Life Funds and TIAA-CREF Separate Account VA-1 (collectively, the “TIAA-CREF Fund Complex”) (since 2010); President, Fidelity Shared Services, Fidelity Investments (2007–2009); Chief Information Officer and CIO Council Head, Citigroup (2006–2007); Senior Vice President of Corporate Strategy and Chief Information Officer, Ford Motor Company (2000–2006).

Brandon Becker TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/19/54	Executive Vice President and Chief Legal Officer	One-year term. Executive Vice President and Chief Legal Officer since 2009.	Executive Vice President and Chief Legal Officer of TIAA and the TIAA-CREF Fund Complex (since 2009); Partner, Wilmer Cutler Pickering Hale & Dorr LLP (1996–2009).

Richard S. Biegen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 5/8/62	Chief Compliance Officer	One-year term. Vice President and Chief Compliance Officer since 2008.

Chief Compliance Officer of TIAA, TIAA Separate Account VA-3 and the TIAA-CREF Fund Complex (since 2008), Vice President, Senior Compliance Officer of Asset Management Compliance of TIAA and Chief Compliance Officer of Investment Management (since 2008), Chief Compliance Officer of Advisors (2008); Managing Director/Director of Global Compliance, AIG Global Investment Group (2000–2008).

Scott C. Evans TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 5/11/59	President and Principal Executive Officer	One-year term. President and Principal Executive Officer since 2007.

President and Principal Executive Officer of the TIAA-CREF Funds and the TIAA-CREF Life Funds (since 2007), Executive Vice President (since 1997) of CREF and TIAA Separate Account VA-1, Executive Vice President, Investments, Research, Institute & Strategy (since 2009), Executive Vice President, Head of Asset Management (2006–2009), Executive Vice President and Chief Investment Officer (2005) of TIAA, Director of Advisors (since 2004), President and Chief Executive Officer of Investment Management and Advisors and Manager of Investment Management (since 2004), Manager of TIAA Realty Capital Management, LLC (2004–2006), Chief Investment Officer of TIAA (2004–2006), Director of TIAA Global Markets, Inc. (2004–2005), Director of TIAA-CREF Life Insurance Company (1997–2006), and Director of Teachers Personal Investors Services, Inc. (“TPIS”) (2006–2008).

Phillip G. Goff TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 11/22/63	Principal Financial Officer, Principal Accounting Officer and Treasurer	One-year term. Principal Financial Officer, Principal Accounting Officer and Treasurer since 2007.

Principal Financial Officer, Principal Accounting Officer and Treasurer of the TIAA-CREF Funds and TIAA Life Funds (since 2007) and TIAA Separate Account VA-1 (since 2009), Treasurer of CREF (since 2008), Director of Advisors (since 2008); Chief Financial Officer, Van Kampen Funds (2005–2006); and Vice President and Chief Financial Officer, Enterprise Capital Management and the Enterprise Group of Funds (1995–2005).

56	2010 Annual Report ▪ TIAA-CREF Funds: Equity Index Funds

concluded

Executive officers — continued

Name, Address and Date of Birth (“DOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Stephen Gruppo TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 9/25/59	Executive Vice President	One-year term. Executive Vice President since 2009.

Executive Vice President, Head of Risk Management of TIAA, Executive Vice President of the TIAA-CREF Fund Complex (since 2009), Executive Vice President, Risk Management of Advisors and Investment Management (since 2009), Senior Managing Director and Acting Head of Risk Management of TIAA and Senior Managing Director of the TIAA-CREF Fund Complex (2008–2009), Senior Managing Director, Chief Credit Risk Officer (2004–2008) of TIAA, Director, TIAA-CREF Life Insurance Company (2006–2008), Director, TPIS, Advisors and Investment Management (2008), Head of Risk Management of Advisors and Investment Management (2005–2006).

William Mostyn III TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 1/1/48	Vice President and Corporate Secretary	One-year term. Vice President and Corporate Secretary since 2008.

Senior Vice President (since 2010) and Corporate Secretary of TIAA and Vice President and Corporate Secretary of the TIAA-CREF Fund Complex (since 2008). Deputy General Counsel and Corporate Secretary, Bank of America (2005–2008); and Deputy General Counsel, Secretary and Corporate Governance Officer, The Gillette Company (2000–2005).

Dermot J. O’Brien TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/13/66	Executive Vice President	One-year term. Executive Vice President since 2003.

Executive Vice President, Human Resources (since 2010, 2005–2007) and Executive Vice President of Human Resources and Corporate Services (2007–2010) of TIAA, and Executive Vice President of the TIAA-CREF Fund Complex (since 2003), Director, TIAA-CREF Life Insurance Company (2003–2006).

Edward D. Van Dolsen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 4/21/58	Executive Vice President	One-year term. Executive Vice President since 2006.

Executive Vice President and Chief Operating Officer (since 2010), Executive Vice President, Product Development and Management (2009–2010), Executive Vice President, Institutional Client Services (2006–2009), and Executive Vice President, Product Management (2005–2006) of TIAA, and Executive Vice President of the TIAA-CREF Fund Complex (since 2006), Executive Vice President, Institutional Client Services (2006–2008), Director, TCT Holdings, Inc. (since 2007), Executive Vice President, TIAA-CREF Enterprises, Inc., (2008), Manager, President and Chief Executive Officer, TIAA-CREF Redwood, LLC (since 2006), Director of Tuition Financing (2006–2009), Senior Vice President, Pension Products (2003–2006).

Constance K. Weaver TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB:9/26/52	Executive Vice President	One-year term. Executive Vice President since 2010.

Executive Vice President and Chief Marketing and Communications Officer of TIAA and Executive Vice President of the TIAA-CREF Fund Complex (since 2010); Senior Vice President, The Hartford Financial Services Group, Inc. (2008–2010); Executive Vice President and Chief Marketing Officer, BearingPoint (2005–2008); Executive Vice President, Public Relations, Marketing and Brand, and Vice President of Investor Relations at AT&T (1996–2005).

Please note that the Funds’ Statement of Additional Information (SAI) includes information about the Funds’ trustees and is available, without charge, through our website, tiaa-cref.org or by telephone at 800 223–1200.

TIAA-CREF Funds: Equity Index Funds ▪ 2010 Annual Report	57

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (UNAUDITED)

BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT FOR THE EMERGING MARKETS EQUITY INDEX FUND

Among its other duties, the Board of Trustees (the “Board” or the “Trustees”) of the TIAA-CREF Funds (the “Trust”) is responsible for determining whether to initially approve and subsequently annually renew the investment management agreement (the “Agreement”) between Teachers Advisors, Inc. (“TAI”) and the Trust on behalf of the new Emerging Markets Equity Index Fund (the “New Fund”). Under the Agreement, TAI is responsible for providing investment advisory services and overseeing the everyday operations and other service providers of the New Fund.

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) provides that, after an initial period, the Agreement for the New Fund will remain in effect only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are not “interested persons” of the Trust, as that term is defined in the 1940 Act, annually renews that Agreement. All of the Trustees are deemed to be independent persons for this purpose.

OVERVIEW OF THE APPROVAL PROCESS

The Board held a meeting on July 20, 2010 at which it considered the initial approval of the Agreement for the New Fund using its previously-established process. As part of this process, the Board delegated certain duties to its Operations Committee. Among these duties, the Operations Committee works with management and independent legal counsel to the Trustees to develop additional guidelines and specific requests relating to the types of information to be provided to the Committee and to all Trustees in connection with proposed contract approvals, and then to help evaluate the information provided in response to those guidelines. During a series of meetings held prior to the July 2010 Board meeting, the Operations Committee reviewed such guidelines and requests in consultation with management representatives and input from other Trustees and legal counsel to the Trustees and legal counsel to management and the New Fund, and then evaluated the information produced in accordance with those guidelines.

As noted above, the Operations Committee established guidelines regarding reports to be provided to all Trustees for the New Fund by the Global Fiduciary Review unit of Lipper, Inc. (“Lipper”). Lipper is an independent provider of investment company data that is widely recognized as a leading source of independent data used by independent directors and trustees of investment companies during their advisory contract review processes.

As a result of instructions by the Operations Committee on behalf of the Board, Lipper produced, among other information, expense comparison data regarding the New Fund, including data relating to the New Fund’s management fee rates and total expense ratios. Lipper also compared much of this data for the New Fund against a universe of mutual funds and against a more selective peer group of mutual funds with similar investment objectives and strategies, each of which was selected by Lipper. In each case, Lipper summarized the methodologies employed by it to provide the data contained in its reports. In addition, Lipper represented to the Board that its reports were designed specifically to provide the Board with the fee and expense information that is necessary to help the Board satisfy its duties under Section 15 of the 1940 Act.

In advance of the Board meeting held on July 20, 2010, independent legal counsel for the Trustees requested on behalf of the Board, and TAI provided, information that was designed to assist the Board in its consideration of whether to renew or approve the Agreement for the New Fund. In addition to the data provided by Lipper as described above, this information included, but was not limited to, the following: (1) a description of any proposed fee waiver or expense reimbursement arrangements; (2) a comparison of the New Fund’s fees under the Agreement as compared to any other comparable accounts managed by TAI or its affiliates; (3) any “fall-out” benefits that were identified as reasonably likely to accrue to TAI or its affiliates due to their relationship with the New Fund aside from TAI’s direct fee payments pursuant to the Agreement; (4) information regarding overall staffing levels, compliance programs, any material pending litigation or compliance issues, and any actual and potential conflicts of interests identified by TAI in connection with rendering services to the New Fund; (5) information as to any potential profits to be earned by TAI in connection with its services pursuant to the Agreement; (6) a copy of the Agreement and certain related service agreements between the Trust and affiliates of TAI with respect to the New Fund; and (7) proposed narrative explanations of reasons why the Board should approve the Agreement for the New Fund. The Board also considered management’s representation that there had been no material changes to TAI’s Form ADV since the Board’s most recent contract renewal process.

In considering whether to approve the Agreement, the Board, with assistance from its Operations Committee, reviewed various factors with respect to the New Fund, including: (1) the nature, extent and quality of services to be provided by TAI to the New Fund; (2) the costs of the services to be provided to the New Fund and the potential profits to be realized (if any) by TAI and its affiliates from their relationship with the New Fund; (3) the extent to which economies of scale are anticipated to be realized as the New Fund grows; (4) whether the fee schedules set forth in the Agreement reflect any such economies of scale for the benefit of New Fund shareholders; (5) comparisons of services and fees with contracts entered into by TAI with other clients; and (6) any other benefits anticipated to be derived by TAI or its affiliates from their relationship with the New Fund. As a general matter, the Trustees viewed these factors in their totality, with no single factor being the principal factor in determining whether to approve the Agreement.

In reaching its decisions regarding the approval of the Agreement for the New Fund, the Board took into account the information described above, other information provided to the Board in connection with this process, information provided to the Board in connection with the renewal in March 2010 of the Agreement for each then-existing series of the Trust and

58	2010 Annual Report ▪ TIAA-CREF Funds: Equity Index Funds

relevant information provided to the Board and to its Committees on an ongoing basis in connection with the Board’s general oversight duties with respect to the New Fund. In addition, the Board received and considered information from its independent legal counsel as to certain relevant guidelines that relate to the approval process under Section 15(c) of the 1940 Act and certain other legal authorities.

The Board received and considered New Fund-specific information and made its approval determinations specifically for the New Fund. In deciding whether to approve the Agreement for the New Fund, each Trustee may have accorded different weight to different factors and, thus, each Trustee may have had a different basis for his or her ultimate decision to vote to approve the Agreement for the New Fund.

At its meeting on July 20, 2010, the Board voted unanimously to approve the proposed Agreement for the New Fund. Set forth below are the general factors the Board considered for the New Fund, followed by an outline of the specific factors the Board considered for the New Fund.

THE NATURE, EXTENT AND QUALITY OF SERVICES

The Board considered that TAI is an experienced investment adviser that has managed the existing series of the Trust since their operations commenced. Certain investment professionals at TAI also manage various portfolios overseen by advisory affiliates of TAI, including the accounts of the College Retirement Equities Fund (“CREF”). Under the Agreement for the New Fund, TAI is responsible for, among other duties: managing the assets of the New Fund, including conducting research, recommending investments and placing orders to buy and sell securities for the New Fund’s investment portfolios; active daily monitoring of the investment portfolios by various personnel with specific responsibility for the particular types of investments in question; reporting on the investment performance of the New Fund to the Board on a regular basis; and carrying out, or overseeing the provision of, various administrative services to the New Fund. In particular, the Board reviewed the proposed portfolio managers’ experience and their prior performance overseeing products with similar mandates at other advisers. The Board considered that TAI has carried out these responsibilities in a professional manner with respect to the existing series of the Trust.

In addition, the Board considered the nature and quality of non-portfolio management services currently provided to the Trust and to be provided to the New Fund by TAI and its affiliates. In this regard, the Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including improvements in services provided by those firms or outsourcing efforts to other firms.

COST AND PROFITABILITY

The Board considered pro forma financial and profitability data relating to TAI with respect to the New Fund. The Board considered TAI’s projected profit (or loss) calculations with respect to its services to the New Fund both before and after taking into account the costs to be incurred directly or indirectly by TAI in connection with the distribution of shares of the New Fund. These calculations also took into consideration any potential fall-out benefits to TAI or its affiliates due to the investment of their affiliated funds of funds or 529 programs into the New Fund. The Board considered TAI’s estimated profitability with respect to the New Fund, which projected that the New Fund would not be profitable for TAI for several years. Among other considerations, the Board acknowledged the reasonableness of having fee rates which permit TAI to maintain and improve the quality of services to be provided to the New Fund. In this connection, the Board noted its ongoing efforts to examine the level of personnel and other resources available to portfolio management functions by TAI so as to assess whether sufficient resources are being devoted to these functions.

FEES CHARGED BY OTHER ADVISERS

The Board considered information regarding fees paid to other advisers for managing similar funds, as analyzed by Lipper. The Board determined that the management fee rates to be charged to the New Fund under the Agreement typically were lower or significantly lower than the management fee rates charged by many or most comparable mutual funds. Based on all factors considered, the Board determined that the fee rates under the Agreement for the New Fund were reasonable in relation to those charged by comparable mutual funds.

ECONOMIES OF SCALE

The Board considered whether TAI is anticipated to experience economies of scale in connection with the operation of the New Fund. The Board noted TAI’s representation that the New Fund would not be profitable for some years, and the fact that other indexed funds managed by TAI do not have breakpoints on their advisory fees. Thus, the Board determined that the New Fund’s fee schedules are reasonable in light of anticipated economies of scale considerations and anticipated asset levels.

FEE COMPARISON WITH OTHER TAI CLIENTS

The Board considered that TAI and its affiliates do not currently provide investment management services to any other products with mandates similar to the New Fund. However, the Board considered that TAI and its affiliates currently manage specific portions, or “sleeves,” of the CREF Stock Account that have emerging markets active and index investment strategies. The Board concluded that there were no direct comparisons to make between the advisory fees of the New Fund and other clients of TAI or its affiliates.

OTHER BENEFITS

The Board also considered additional benefits to the New Fund and to TAI and its affiliates arising from the Agreement. For example, TAI and its affiliates may benefit from the advisory relationship with the New Fund to the extent that this

TIAA-CREF Funds: Equity Index Funds ▪ 2010 Annual Report	59

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (UNAUDITED)	concluded

relationship results in potential investors viewing the TIAA-CREF group of companies as a leading retirement plan provider in the academic and nonprofit markets and a single source for all their financial service needs. Both TAI and the New Fund managed by TAI may eventually benefit from economies of scale if the New Fund is managed in the same manner and by the same personnel as certain portions of the CREF Accounts. Additionally, the New Fund may benefit from TAI’s ability to acquire investment research related to its commission (i.e., soft dollar) arrangements.

SPECIFIC FACTORS

The Board considered the following specific factors (among others) during its determination to approve the Agreement for the New Fund described in this Report. If the New Fund is described in the following discussion as being in the “1st” quintile, it is in the best of five groups (that is, the group has the lowest expenses). References below to quintiles are based on the New Fund’s pro forma total expenses and management fees in relation to the data for the corresponding expenses of comparable funds for the twelve-month period ended December 31, 2009 provided to the Board in the reports prepared by Lipper. The specific management fee and expense factors outlined below are based on the Institutional Class of the New Fund, which generally is projected initially to be the largest class of the New Fund. The Institutional Class generally has lower expenses than the Retirement, Premier and Retail Classes of the New Fund.

EMERGING MARKETS EQUITY INDEX FUND

•	The Fund’s annual contractual management fee rate was proposed to be 0.14% of average daily net assets.

•	The Fund’s pro forma net total expenses and management fees were each in the 1st quintile of the group of comparable funds selected by Lipper for expense comparison purposes.

Based primarily on the foregoing factors and considerations, the Board approved the Agreement for the New Fund.

60	2010 Annual Report ▪ TIAA-CREF Funds: Equity Index Funds

IMPORTANT TAX INFORMATION (UNAUDITED)

For the period ended October 31, 2010, the TIAA-CREF Funds designate the following distribution amounts (or the maximum amount allowable) as being from Section 1250 gains and net long-term capital gains.

Fund	Section 1250 Gains	Long-Term Capital Gains	Total

Large-Cap Growth Index	$—	$—	$—
Large-Cap Value Index	—	—	—
Equity Index	—	—	—
S&P 500 Index	—	—	—
Small-Cap Blend Index	—	—	—
International Equity Index	—	—	—
Emerging Markets Equity Index	—	—	—

The International Equity Index, and Emerging Markets Equity Index Funds received income from foreign sources during the period ended October 31, 2010 of $1,771,555 ($0.01430 per share), and $317,286 ($0.03155 per share) respectively, and paid taxes to foreign countries during the period ended October 31, 2010 of $66,129 ($0.00053 per share), and $20,338 ($0.00202 per share), respectively.

The information and distributions reported herein may differ from the information and distributions reported to shareholders for the calendar year ending December 31, 2010, which will be reported in conjunction with your 2010 Form 1099-DIV.

By early 2011, shareholders should receive their Form 1099-DIV and a tax information letter from the Funds. For your specific situation, we recommend that you consult a professional tax advisor.

TIAA-CREF Funds: Equity Index Funds ▪ 2010 Annual Report	61

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HOW TO REACH US

TIAA-CREF WEBSITE
tiaa-cref.org
24 hours a day, 7 days a week

AUTOMATED TELEPHONE SERVICE
800 842-2252
24 hours a day, 7 days a week

FOR THE HEARING- OR SPEECH-IMPAIRED
800 842-2755
8 a.m. to 10 p.m. ET, Monday–Friday
9 a.m. to 6 p.m. ET, Saturday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other information, please visit tiaa-cref.org, or call 800 842-2252 for the Institutional, Retirement or Premier classes or 800 223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment products are not FDIC insured, are not bank deposits or bank guaranteed, and may lose value.

TIAA-CREF Individual & Institutional Services, LLC, and Teachers Personal Investors Services, Inc., members FINRA, distribute securities products.

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Item 2. Code of Ethics.

2(a) The Board of Trustees of the TIAA-CREF Funds (the “Registrant”) has adopted a code of ethics for senior financial officers, including the Registrant’s principal executive officer, principal financial officer, principal accounting officer, or controller, and persons performing similar functions, in conformity with rules promulgated under the Sarbanes-Oxley Act of 2002.

2(b) No response required.

2(c) During the reporting period, there were no amendments to the code of ethics.

2(d) During the reporting period, there were no implicit or explicit waivers granted by the Registrant from any provision of the code of ethics.

2(e) Not applicable.

2(f) A copy of the current code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

3(a)(1) The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Audit and Compliance Committee.

3(a)(2) Nancy A. Eckl is the Registrant’s audit committee financial expert and is “independent” for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

          PricewaterhouseCoopers LLP (“PwC”) performs independent audits of the Registrant’s financial statements. To maintain auditor independence and avoid even the appearance of conflicts of interest, the Registrant, as a policy, does not engage PwC for management advisory or consulting services.

4(a) Audit Fees.

For the fiscal years ended October 31, 2010 and September 30, 2010, PwC’s aggregate fees for the audit of the Registrant’s annual financial statements were $746,000 and $1,524,000, respectively.

4(b) Audit Related Fees.

For the fiscal years ended October 31, 2010 and September 30, 2010, PwC’s aggregate fees for services related to the performance of the audit of the Registrant’s annual financial statements were $0 and $0, respectively.

For the year ended December 31, 2009, the Audit-Related Fees billed by PwC to Teachers Advisors, Inc. (“Advisors”) or to any entity controlling, controlled by or under common control with Advisors that provides ongoing services to the Registrant (collectively, “Fund Service Providers”) were $0.

4(c) Tax Fees.

For the fiscal years ended October 31, 2010 and September 30, 2010, PwC’s aggregate fees for tax services billed to the Registrant were $140,100 and $495,700, respectively.

For the year ended December 31, 2009, the Tax Fees billed by PwC to the Fund Service Providers were $0.

4(d) All Other Fees.

For the fiscal years ended October 31, 2010 and September 30, 2010, PwC’s aggregate fees for all other services to the Registrant were $0 and $43,900, respectively.

For the year ended December 31, 2009, the Other Fees billed by PwC to the Fund Service Providers were $0.

4(e)(1) Preapproval Policy.

          The Registrant’s audit and compliance committee (“Audit Committee”) has adopted a Preapproval Policy for External Audit Firm Services (the “Policy”). The Policy describes the types of services that may be provided by the independent auditor to the Registrant and certain of its affiliates without impairing the auditor’s independence. Under the Policy, the

Audit Committee is required to preapprove all services to be performed by the Registrant’s independent auditor in order to ensure that such services do not impair the auditor’s independence.

          The Policy requires the Audit Committee to: (i) appoint the independent auditor to perform the financial statements audit for the Registrant and certain of its affiliates, including approving the terms of the engagement, and (ii) preapprove the audit, audit-related, tax and other services to be provided by the independent auditor to the Registrant and certain of its affiliates and the fees to be charged for provision of such services from year to year.

4(e)(2) Services provided pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (the “de minimis exception”):

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended October 31, 2010 and September 30, 2010 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended October 31, 2010 and September 30, 2010 on behalf of the Fund service providers that relate directly to the operations and financial reporting of the Registrant.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended October 31, 2010 and September 30, 2010 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended October 31, 2010 and September 30, 2010 on behalf of the Fund service providers that relate directly to the operations and financial reporting of the Registrant.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended October 31, 2010 and September 30, 2010 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended October 31, 2010 and September 30, 2010 on behalf of the Fund service providers that relate directly to the operations and financial reporting of the Registrant.

4(f) The percentage of hours expended by PwC’s engagement to audit the Registrant’s financial statements for the most recent fiscal year attributable to work performed by persons other than PwC’s full-time, permanent employees was less than 50%.

4(g) Non-Audit Fees for Related Entities.

For the fiscal years ended October 31, 2010 and September 30, 2010, aggregate non-audit fees billed to the Registrant and to its Fund Service Providers by PwC were $145,771 and $1,603,323, respectively.

4(h) The Registrant’s Audit Committee has considered whether the non-audit services that were rendered by PwC to the Registrant’s Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X are compatible with maintaining PwC’s independence.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule of Investments.

TIAA-CREF FUNDS - Growth & Income Fund

TIAA-CREF FUNDS
GROWTH & INCOME FUND
SCHEDULE OF INVESTMENTS
October 31, 2010

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.8%

AUTOMOBILES & COMPONENTS - 0.8%
108,479	*	Autoliv, Inc	$7,734,553
106,763	*	BorgWarner, Inc	5,990,472

		TOTAL AUTOMOBILES & COMPONENTS	13,725,025

BANKS - 3.6%
43,048	*	CIT Group, Inc	1,865,270
1,202,821		Huntington Bancshares, Inc	6,819,995
65,631		PNC Financial Services Group, Inc	3,537,511
785,389		US Bancorp	18,990,706
1,313,258		Wells Fargo & Co	34,249,768

		TOTAL BANKS	65,463,250

CAPITAL GOODS - 9.0%
31,491		3M Co	2,652,172
208,235		Boeing Co	14,709,720
122,142		Caterpillar, Inc	9,600,360
95,513		Dover Corp	5,071,740
67,697		Eaton Corp	6,013,525
245,063		Emerson Electric Co	13,453,959
1,776,253		General Electric Co	28,455,573
205,642		Goodrich Corp	16,877,039
426,338		Honeywell International, Inc	20,084,784
203,740		KBR, Inc	5,174,996
194,705		Koninklijke Philips Electronics NV (ADR)	5,928,767
81,083		Parker Hannifin Corp	6,206,904
50,386		Precision Castparts Corp	6,881,720
204,903		Raytheon Co	9,441,930
89,962		SPX Corp	6,032,852
307,641		Textron, Inc	6,405,086

		TOTAL CAPITAL GOODS	162,991,127

COMMERCIAL & PROFESSIONAL SERVICES - 0.9%
172,432		Republic Services, Inc	5,140,198
157,712	*	Stericycle, Inc	11,314,259

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	16,454,457

CONSUMER DURABLES & APPAREL - 2.7%
110,020	*	Deckers Outdoor Corp	6,392,162
177,045		Hasbro, Inc	8,188,331
328,029		Jarden Corp	10,516,610
793,600	*	Liz Claiborne, Inc	4,856,832
115,711		Mattel, Inc	2,699,538
505,103		Newell Rubbermaid, Inc	8,915,068
117,119		Stanley Works	7,257,864

		TOTAL CONSUMER DURABLES & APPAREL	48,826,405

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

CONSUMER SERVICES - 2.3%
28,951	*	Chipotle Mexican Grill, Inc (Class A)	$6,085,790
58,251	*	Las Vegas Sands Corp	2,672,556
257,001		McDonald’s Corp	19,986,967
418,748	*	Orient-Express Hotels Ltd (Class A)	5,301,350
1,018,693	*	PartyGaming plc	4,111,773
125,124		Starbucks Corp	3,563,532

		TOTAL CONSUMER SERVICES	41,721,968

DIVERSIFIED FINANCIALS - 6.4%
322,232		Blackstone Group LP	4,343,687
6,232,637	*	Citigroup, Inc	25,990,096
347,653		Discover Financial Services	6,136,075
107,806		Goldman Sachs Group, Inc	17,351,376
740,321		JPMorgan Chase & Co	27,858,280
187,138		Lazard Ltd (Class A)	6,905,392
251,457		Moody’s Corp	6,804,426
502,048		Morgan Stanley	12,485,934
220,656		State Street Corp	9,214,595

		TOTAL DIVERSIFIED FINANCIALS	117,089,861

ENERGY - 9.1%
182,379		Anadarko Petroleum Corp	11,229,075
271,206		Chevron Corp	22,404,328
359,464		El Paso Corp	4,766,493
79,107		Enterprise Products Partners LP	3,389,735
884,067		Exxon Mobil Corp	58,763,932
347,320		Marathon Oil Corp	12,354,172
100,500		National Oilwell Varco, Inc	5,402,880
218,196	*	Newfield Exploration Co	13,008,846
132,150		Occidental Petroleum Corp	10,390,955
256,746		Schlumberger Ltd	17,943,978
401,831	*	Weatherford International Ltd	6,754,779

		TOTAL ENERGY	166,409,173

FOOD & STAPLES RETAILING - 1.2%
125,548		Costco Wholesale Corp	7,880,648
136,357	*	United Natural Foods, Inc	4,876,126
172,267		Wal-Mart Stores, Inc	9,331,704

		TOTAL FOOD & STAPLES RETAILING	22,088,478

FOOD, BEVERAGE & TOBACCO - 6.1%
534,997		Coca-Cola Co	32,806,017
111,423		Groupe Danone	7,052,197
197,551		H.J. Heinz Co	9,701,729
71,676	*	Hain Celestial Group, Inc	1,772,547
194,649	*	Hansen Natural Corp	9,967,975
121,850		InBev NV	7,637,523
299,762		Kraft Foods, Inc (Class A)	9,673,320

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

78,723		Lorillard, Inc	$6,718,221
396,892		Philip Morris International, Inc	23,218,182

		TOTAL FOOD, BEVERAGE & TOBACCO	108,547,711

HEALTH CARE EQUIPMENT & SERVICES - 2.7%
53,616	*	Cerner Corp	4,709,093
64,082	*	Edwards Lifesciences Corp	4,095,481
284,737	*	Express Scripts, Inc	13,815,439
328,010	*	Hologic, Inc	5,254,720
55,100		McKesson Corp	3,635,498
474,459		UnitedHealth Group, Inc	17,104,247

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	48,614,478

HOUSEHOLD & PERSONAL PRODUCTS - 2.3%
73,008	*	Energizer Holdings, Inc	5,459,538
100,125		Nu Skin Enterprises, Inc (Class A)	3,063,825
507,743		Procter & Gamble Co	32,277,223

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	40,800,586

INSURANCE - 3.0%
283,387		ACE Ltd	16,838,855
185,140		Aflac, Inc	10,347,475
249,253		Allstate Corp	7,599,724
307,417		Metlife, Inc	12,398,128
131,109		Prudential Financial, Inc	6,893,711

		TOTAL INSURANCE	54,077,893

MATERIALS - 3.1%
159,145		Barrick Gold Corp	7,653,283
153,642		Cytec Industries, Inc	7,608,352
346,391		Du Pont (E.I.) de Nemours & Co	16,377,366
510,771	*	Ferro Corp	7,007,778
100,076		Freeport-McMoRan Copper & Gold, Inc (Class B)	9,475,196
217,927		Huntsman Corp	3,018,289
65,765	*	Owens-Illinois, Inc	1,843,393
23,950		Potash Corp of Saskatchewan	3,474,906
200		Sherwin-Williams Co	14,594

		TOTAL MATERIALS	56,473,157

MEDIA - 3.4%
412,863	*	Discovery Communications, Inc (Class A)	18,417,818
51,750	*	Liberty Media Corp - Capital (Series A)	2,977,695
157,850		McGraw-Hill Cos, Inc	5,943,053
318,836		Viacom, Inc (Class B)	12,303,881
583,635		Walt Disney Co	21,075,060

		TOTAL MEDIA	60,717,507

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.1%
122,451		Abbott Laboratories	6,284,185
157,989	*	Amgen, Inc	9,035,391
47,057		Bayer AG.	3,511,785

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

298,949	*	Biovail Corp	$8,253,982
849,572	*	Biovitrum AB	5,100,243
598,334		Bristol-Myers Squibb Co	16,095,185
60,653	*	Genzyme Corp	4,374,901
235,959	*	Human Genome Sciences, Inc	6,342,578
306,920		Johnson & Johnson	19,541,596
44,500		Lonza Group AG.	3,895,813
282,684		Merck & Co, Inc	10,255,776
498,138	*	Mylan Laboratories, Inc	10,122,164
276,508		Novartis AG. (ADR)	16,023,639
1,626,523		Pfizer, Inc	28,301,499
196,596	*	Seattle Genetics, Inc	3,222,208
243,192		Warner Chilcott plc	5,846,336
263,066	*	Watson Pharmaceuticals, Inc	12,272,029

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	168,479,310

RETAILING - 2.8%
70,019	*	Amazon.com, Inc	11,562,938
88,571	*	ASOS plc	2,011,032
127,107		Expedia, Inc	3,679,748
524,472		Home Depot, Inc	16,195,696
181	*	L’ Occitane International SA	532
417,492		Macy’s, Inc	9,869,511
173,723		Nordstrom, Inc	6,690,073

		TOTAL RETAILING	50,009,530

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.8%
910,421		ARM Holdings plc	5,299,871
654,133		Intel Corp	13,128,449
314,828		Intersil Corp (Class A)	4,121,099
421,000	*	Skyworks Solutions, Inc	9,645,110

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	32,194,529

SOFTWARE & SERVICES - 10.5%
130,008	*	Akamai Technologies, Inc	6,717,513
108,140	*	Alliance Data Systems Corp	6,566,261
65,689	*	Baidu, Inc (ADR)	7,226,447
142,972	*	BMC Software, Inc	6,499,507
119,574	*	Check Point Software Technologies	5,111,789
355,508	*	eBay, Inc	10,597,693
62,512	*	Google, Inc (Class A)	38,319,231
170,341		International Business Machines Corp	24,460,967
31,009		Mastercard, Inc (Class A)	7,444,021
1,418,830		Microsoft Corp	37,797,630
650,074		Oracle Corp	19,112,176
81,864	*	QLIK Technologies, Inc	2,044,144
31,492	*	Sina Corp	1,773,000
113,248	*	Sourcefire, Inc	2,671,520
512,092	*	Symantec Corp	8,285,649
179,173	*	Teradata Corp	7,052,249

		TOTAL SOFTWARE & SERVICES	191,679,797

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

TECHNOLOGY HARDWARE & EQUIPMENT - 9.0%
174,062	*	Apple, Inc	$52,370,034
1,321,300	*	Cisco Systems, Inc	30,165,279
742,122	*	EMC Corp	15,591,983
566,684		Hewlett-Packard Co	23,834,729
635,918	*	JDS Uniphase Corp	6,683,498
216,154	*	Netezza Corp	5,827,512
415,333		Qualcomm, Inc	18,743,978
114,342	*	Western Digital Corp	3,661,231
612,502		Xerox Corp	7,166,273

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	164,044,517

TELECOMMUNICATION SERVICES - 3.2%
250,064		AT&T, Inc	7,126,824
160,813	*	NII Holdings, Inc (Class B)	6,723,592
1,018,444		Qwest Communications International, Inc	6,721,730
1,408,735	*	Sprint Nextel Corp	5,803,988
964,760		Verizon Communications, Inc	31,325,758

		TOTAL TELECOMMUNICATION SERVICES	57,701,892

TRANSPORTATION - 2.9%
1,098,109	*	JetBlue Airways Corp	7,664,801
142,581	*	UAL Corp	4,140,552
169,608		Union Pacific Corp	14,871,229
375,201		United Parcel Service, Inc (Class B)	25,266,035

		TOTAL TRANSPORTATION	51,942,617

UTILITIES - 2.9%
1,300		Allegheny Energy, Inc	30,160
117,724		FirstEnergy Corp	4,275,736
234,838		NextEra Energy, Inc	12,925,483
225,628		PG&E Corp	10,789,531
258,463		Public Service Enterprise Group, Inc	8,361,278
204,772		Sempra Energy	10,951,207
59,506		Wisconsin Energy Corp	3,542,987

		TOTAL UTILITIES	50,876,382

		TOTAL COMMON STOCKS	1,790,929,650

		(Cost $1,634,491,138)

TIAA-CREF FUNDS - Growth & Income Fund

PRINCIPAL	ISSUER	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 0.6%
GOVERNMENT AGENCY DEBT - 0.6%
$11,350,000	Federal Home Loan Bank, (FHLB)	11/01/10	$11,350,000

			11,350,000

	TOTAL SHORT-TERM INVESTMENTS		11,350,000

	(Cost $11,350,000)

	TOTAL INVESTMENTS - 99.4%	1,802,279,650
	(Cost $1,645,841,138)
	OTHER ASSETS & LIABILITIES, NET - 0.6%	10,064,972

	NET ASSETS - 100.0%	$1,812,344,622

	Abbreviation(s):
	ADR - American Depositary Receipt

*	Non-income producing.

TIAA-CREF FUNDS - International Equity Fund

TIAA-CREF FUNDS
INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
October 31, 2010

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.5%

AUSTRALIA - 1.5%
891		Australia & New Zealand Banking Group Ltd	$21,654
5,835,502		Brambles Ltd	36,411,975

		TOTAL AUSTRALIA	36,433,629

BELGIUM - 1.7%
680,453		InBev NV	42,650,601

		TOTAL BELGIUM	42,650,601

CHINA - 6.1%
2,329,000	*	Asian Citrus Holdings Ltd	2,683,176
17,801,000		China South Locomotive and Rolling Stock Corp	18,119,644
11,529,979		CNOOC Ltd	23,889,239
50,907,380		Nine Dragons Paper Holdings Ltd	82,095,436
6,802,000		Zhuzhou CSR Times Electric Co Ltd	20,753,724

		TOTAL CHINA	147,541,219

FINLAND - 2.2%
1,889,000		Fortum Oyj	53,554,977

		TOTAL FINLAND	53,554,977

FRANCE - 0.0%
13,772		Societe Generale	824,698
3,188		Total S.A.	173,245

		TOTAL FRANCE	997,943

GERMANY - 23.5%
2,073,001		Bayer AG.	154,704,582
608,606		Deutsche Boerse AG.	42,827,246
1,700,726		Henkel KGaA (Preference)	100,316,450
2,748,873		Lanxess AG.	191,294,083
624,529		Rheinmetall AG.	44,990,802
1,024,623		ThyssenKrupp AG.	37,705,300

		TOTAL GERMANY	571,838,463

HONG KONG - 6.3%
26,834,759		Li & Fung Ltd	141,768,538
13,132,000		Trinity Ltd	13,129,882

		TOTAL HONG KONG	154,898,420

INDIA - 2.8%
1,281,176		HDFC Bank Ltd	65,750,211

		TOTAL INDIA	65,750,211

TIAA-CREF FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

INDONESIA - 0.9%
7,638,450		Bank Rakyat Indonesia	$9,743,030
16,216,500		PT Bank Central Asia Tbk	12,701,035

		TOTAL INDONESIA	22,444,065

ITALY - 1.0%
568,553		Saipem S.p.A.	25,266,596

		TOTAL ITALY	25,266,596

JAPAN - 7.3%
64,900		Canon, Inc	3,000,224
263		Central Japan Railway Co	1,990,394
25,500		Daikin Industries Ltd	887,604
46,408		Denso Corp	1,444,663
44,350		Eisai Co Ltd	1,525,547
17,350	*	Fanuc Ltd	2,511,837
12,464		Fuji Folms Holdings Corp	415,880
80	*	Hoya Corp	1,871
130,997		Kao Corp	3,325,797
97,430		Komatsu Ltd	2,387,622
55,900		Matsushita Electric Industrial Co Ltd	821,793
22,246		Millea Holdings, Inc	626,991
121,807		Mitsubishi Corp	2,928,999
946,984		Mitsubishi Electric Corp	8,884,962
4,689,047		Mitsubishi UFJ Financial Group, Inc	21,851,530
237,540		Mitsubishi UFJ Lease & Finance Co Ltd	7,946,535
131,900		Mitsui & Co Ltd	2,073,487
117,000		Mitsui OSK Lines Ltd	750,242
99,000		Mitsui Trust Holdings, Inc	358,009
1,100		Murata Manufacturing Co Ltd	61,855
10,300		Nidec Corp	1,018,864
13,850		Nitto Denko Corp	518,063
161,850	*	NOK Corp	2,890,251
221,447	*	Nomura Holdings, Inc	1,150,303
11		Nomura Real Estate Office Fund, Inc	67,597
3,747,000	*	NTN Corp	16,995,837
97,615		ORIX Corp	8,903,866
198,250		Ryohin Keikaku Co Ltd	7,036,187
574,300		Sanrio Co Ltd	12,246,785
128,900		Seven & I Holdings Co Ltd	3,000,245
87,850	*	Sony Corp	2,936,703
277,150		Sumitomo Corp	3,513,023
15,900		Sumitomo Heavy Industries Ltd	90,496
359,500		Sumitomo Metal Industries Ltd	835,423
54,000		Sumitomo Metal Mining Co Ltd	857,612
252,347		Sumitomo Mitsui Financial Group, Inc	7,563,825
36,000		Suruga Bank Ltd	324,792
20,825		T&D Holdings, Inc	426,748
7,724,000		Teijin Ltd	28,603,852
9,942		Terumo Corp	504,698
892,700		THK Co Ltd	17,172,854
177,461		Toyo Suisan Kaisha Ltd	3,806,359

TIAA-CREF FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

36,448		Tsumura & Co	$1,121,477

		TOTAL JAPAN	185,381,702

MACAU - 4.9%
55,219,791	*,f	Sands China Ltd (purchased 3/17/10, cost $89,729,460)	120,395,351

		TOTAL MACAU	120,395,351

NETHERLANDS - 0.1%
70,205		Royal Dutch Shell plc (A Shares)	2,279,109

		TOTAL NETHERLANDS	2,279,109

SINGAPORE - 0.0%
18		City Developments Ltd	177

		TOTAL SINGAPORE	177

SWEDEN - 8.1%
2,405,192		Alfa Laval AB	41,696,981
3,626,302		Assa Abloy AB (Class B)	92,942,430
2,297,994		SKF AB (B Shares)	59,345,021

		TOTAL SWEDEN	193,984,432

SWITZERLAND - 15.3%
2,107,110		Adecco S.A.	117,769,473
163,833		Bellevue Group AG.	5,019,628
111,155		Burckhardt Compression Holding AG.	26,454,449
103,092		Givaudan S.A.	106,229,651
215,938		Phonak Holding AG.	25,015,936
863,710	a	Tecan Group AG.	60,123,098
1,932,742	*	UBS AG. (Switzerland)	32,721,388

		TOTAL SWITZERLAND	373,333,623

TAIWAN - 0.1%
723,408		Hon Hai Precision Industry Co, Ltd	2,740,406

		TOTAL TAIWAN	2,740,406

UNITED KINGDOM - 16.7%
14,606,339		ICAP plc	106,771,244
1,861,327		Imperial Tobacco Group plc	59,620,157
2,576,214		Invensys plc	11,896,893
1,526,011		Reckitt Benckiser Group plc	85,362,114
153,311		Rio Tinto plc	9,914,758
5,617,159		Smiths Group plc	107,287,869
1,257,205		Tullow Oil plc	23,871,631

		TOTAL UNITED KINGDOM	404,724,666

		TOTAL COMMON STOCKS	2,404,215,590

		(Cost $2,104,038,471)

		TOTAL INVESTMENTS - 98.5%	2,404,215,590
		(Cost $2,104,038,471)
		OTHER ASSETS & LIABILITIES, NET - 1.5%	35,860,979

		NET ASSETS - 100.0%	$2,440,076,569

	*	Non-income producing.
	a	Affiliated Holding
	f	Restricted security. At 10/31/2010, the value of these securities amounted to $120,395,351 or 4.9% of net assets.

TIAA-CREF FUNDS
INTERNATIONAL EQUITY FUND
SUMMARY OF MARKET VALUES BY SECTOR
October 31, 2010

SECTOR	VALUE	% OF NET ASSETS

INDUSTRIALS	$638,875,482	26.2%
MATERIALS	458,054,178	18.8
FINANCIALS	325,600,507	13.3
CONSUMER DISCRETIONARY	302,670,153	12.4
CONSUMER STAPLES	300,764,899	12.3
HEALTH CARE	242,995,338	10.0
ENERGY	75,479,820	3.1
UTILITIES	53,554,977	2.2
INFORMATION TECHNOLOGY	6,220,236	0.2
OTHER ASSETS & LIABILITIES, NET	35,860,979	1.5

NET ASSETS	$2,440,076,569	100.0%

TIAA-CREF FUNDS - Emerging Markets Equity Fund

TIAA-CREF FUNDS
EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS
October 31, 2010

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

EQUITY-LINKED NOTES - 3.6%

INDIA - 3.6%
$ 4,900,000	*,g,m	Morgan Stanley, MSCI India Total Return Index	0.060%	03/08/11	$5,793,897

		TOTAL INDIA			5,793,897

		TOTAL EQUITY-LINKED NOTES			5,793,897

		(Cost $4,900,000)

SHARES		COMPANY	VALUE

COMMON STOCKS - 94.5%

AUSTRALIA - 0.4%
124,175	*	Dart Energy Ltd	139,881
15,045		Kingsgate Consolidated Ltd	147,815
244,001	*	Pan Australian Resources Ltd	178,064
13,497	*	Riversdale Mining Ltd	141,729

		TOTAL AUSTRALIA	607,489

BRAZIL - 16.3%
38,600		Aliansce Shopping Centers S.A.	317,599
13,600		Amil Participacoes S.A.	138,376
70,700		Banco Bradesco S.A.	1,457,410
42,100		Banco do Brasil S.A.	819,567
17,900		Banco do Estado do Rio Grande do Sul	196,760
86,900	*	Banco Itau Holding Financeira S.A.	2,121,008
36,900		Banco Santander Brasil S.A.	523,454
74,100		BM&FBOVESPA S.A.	621,023
14,800		BR Malls Participacoes SA	141,446
15,748		BR Properties S.A.	151,895
9,300		Bradespar S.A.	238,311
5,000	*	Braskem S.A.	51,285
400	*	Brazil Insurance Participco	317,591
9,900		Centrais Eletricas Brasileiras S.A. (Preference)	160,061
3,100		Cia Hering	152,694
3,600		Companhia Brasileira de Distribuicao Grupo Pao de Acucar	141,010
6,400		Companhia de Concessoes Rodoviarias	173,146
12,000		Companhia Energetica de Minas Gerais	211,303
6,200		Companhia Energetica de Sao Paulo (Class B)	98,636
29,700		Companhia Siderurgica Nacional S.A.	493,457
94,700		Companhia Vale do Rio Doce	2,985,309
17,200		Cosan SA Industria e Comercio	271,611
3,400		CPFL Energia S.A.	79,766
12,100		Cyrela Brazil Realty S.A.	167,235
3,000		EDP - Energias do Brasil S.A.	65,812

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

23,700		Empresa Brasileira de Aeronautica S.A.	$168,798
13,200		Estacio Participacoes S.A.	197,266
3,300	*	Fertilizantes Fosfatados S.A.	37,361
6,100	*	Fibria Celulose S.A.	109,278
11,200		Fleury S.A.	144,915
13,900		Gafisa S.A.	115,268
15,700		Gerdau S.A. Preference	203,141
12,900		Gol Linhas Aereas Inteligentes S.A.	222,675
10,100	*	Hypermarcas S.A.	166,324
38,400		JBS S.A.	147,701
12,600		Klabin S.A.	35,126
11,100	*	LLX Logistica S.A.	61,235
21,300		Localiza Rent A CAR	352,641
14,400		Lojas Americanas S.A.	154,900
6,700		Lojas Renner S.A.	264,800
11,500		Metalurgica Gerdau S.A.	177,136
23,300	*	Mills Estruturas e Servicos de	281,332
15,500	*	MMX Mineracao e Metalicos S.A.	124,616
15,100		MRV Engenharia e Participacoes S.A.	147,421
7,000		Multiplan Empreendimentos Imobiliarios S.A.	160,560
7,300		Natura Cosmeticos S.A.	209,086
70,500		OGX Petroleo e Gas Participacoes S.A.	925,460
41,700		PDG Realty SA	521,649
26,200		Perdigao S.A.	380,295
395,045		Petroleo Brasileiro S.A.	6,633,261
11,200		Porto Seguro S.A.	164,677
419,500		PT International Nickel Indonesia Tbk	222,951
21,500		Satipel Industrial S.A.	247,839
14,700		SLC Agricola S.A.	190,202
2,500		Souza Cruz S.A.	128,521
5,900		Suzano Papel e Celulose S.A.	56,561
4,000		Tam S.A.	97,630
9,600		Tele Norte Leste Participacoes S.A. (Preference)	147,080
38,700		Tim Participacoes S.A.	126,777
1,900	*	Totvus S.A.	175,440
8,800		Tractebel Energia S.A.	134,046
3,300		Ultrapar Participacoes S.A.	200,488
22,800		Usinas Siderurgicas de Minas Gerais S.A. (Preference)	284,682

		TOTAL BRAZIL	26,214,904

CAMBODIA - 0.1%
636,000		NagaCorp Ltd	114,872

		TOTAL CAMBODIA	114,872

CANADA - 0.1%
1,272		Niko Resources Ltd	121,351

		TOTAL CANADA	121,351

CHILE - 1.5%
144,412		AES Gener S.A.	79,712
1,880,400		Banco Santander Chile S.A.	167,416
3,075		CAP S.A.	156,532

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

41,308		Centros Comerciales Sudamericanos S.A.	$322,509
118,029		Empresa Nacional de Electricidad S.A.	207,754
3,720		Empresa Nacional de Telecomunicaciones S.A.	59,167
2,825		Empresas CMPC S.A.	152,469
18,593		Empresas COPEC S.A.	350,839
20,128		Empresas La Polar S.A.	143,564
455,451		Enersis S.A.	208,093
4,689		Lan Airlines S.A.	145,660
9,299		SACI Falabella	93,152
3,063		Sociedad Quimica y Minera de Chile S.A. (Class B)	158,426
4,813		United Breweries Co, Inc	53,626
14,658		Vina Concha Y Toro S.A.	35,330

		TOTAL CHILE	2,334,249

CHINA - 17.4%
124,000		Agile Property Holdings Ltd	163,174
679,000	*	Agricultural Bank of China	358,279
204,000	*	Air China Ltd	274,237
91,000		Ajisen China Holdings Ltd	163,656
89,500		Alibaba.com Ltd	174,814
90,000		Angang New Steel Co Ltd	141,422
36,000		Anhui Conch Cement Co Ltd	150,943
1,570	*	Baidu, Inc (ADR)	172,716
1,938,000		Bank of China Ltd	1,160,112
232,000		Bank of Communications Co Ltd	253,513
21,500		Beijing Enterprises Holdings Ltd	147,147
852,000	*	Beijing Enterprises Water Group Ltd	297,877
366,000		China BlueChemical Ltd	289,447
190,000		China Citic Bank	138,004
176,000		China Coal Energy Co	304,261
146,000		China Communications Services Corp Ltd	85,137
1,787,000		China Construction Bank	1,703,715
50,000		China Everbright Ltd	129,979
35,400	*	China Insurance International Holdings Co Ltd	130,160
367,000		China Life Insurance Co Ltd	1,607,437
158,500		China Merchants Bank Co Ltd	449,863
92,000		China Merchants Holdings International Co Ltd	322,245
220,500		China Mobile Hong Kong Ltd	2,245,893
160,000		China Oilfield Services Ltd	259,674
164,000		China Overseas Land & Investment Ltd	344,873
40,600		China Pacific Insurance Group Co Ltd	168,397
204,000		China Railway Group Ltd	164,490
66,000		China Resources Enterprise	278,858
174,000		China Resources Gas Group Ltd	258,152
130,000		China Resources Power Holdings Co	250,231
117,500		China Shenhua Energy Co Ltd	522,980
135,000	*	China Shipping Container Lines Co Ltd	54,862
166,000		China Shipping Development Co Ltd	241,571
240,000		China South Locomotive and Rolling Stock Corp	244,296
534,000		China Telecom Corp Ltd	276,257
224,000		China Unicom Ltd	318,463
62,000		Citic Pacific Ltd	165,173

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

905,000		CNOOC Ltd	$1,875,091
227,500		COSCO Holdings	265,326
608,000		Country Garden Holdings Co Ltd	214,923
1,615	*	Ctrip.com International Ltd (ADR)	84,093
82,000		Dalian Port PDA Co Ltd	35,439
292,000		Dongfeng Motor Group Co Ltd	632,879
6,409	*	Focus Media Holding Ltd (ADR)	158,623
64,000		Fosun International	52,513
51,000		Golden Eagle Retail Group Ltd	135,539
164,000		Guangzhou Automobile Group Co Ltd	249,663
36,000		Guangzhou R&F Properties Co Ltd	51,367
76,000		Harbin Power Equipment	102,363
25,500		Hengan International Group Co Ltd	240,155
85,000		Hidili Industry International Development Ltd	90,579
3,514	*	Home Inns & Hotels Management, Inc (ADR)	179,777
1,796,000		Industrial & Commercial Bank of China	1,445,836
209,000		Intime Department Store Group Co Ltd	320,326
165,100		iShares Asia Trust - iShares FTSE/Xinhua A50 China Tracker	291,808
88,000		Jiangxi Copper Co Ltd	245,225
175,500		KWG Property Holding Ltd	139,019
618,000		Lenovo Group Ltd	400,240
190,000		Little Sheep Group Ltd	123,786
3,846	*	Longtop Financial Technologies Ltd (ADR)	139,764
334,000		Lonking Holdings Ltd	179,254
394,000	*	Metallurgical Corp of China Ltd	190,614
81,000	*	Microport Scientific Corp	82,554
135,000		Nine Dragons Paper Holdings Ltd	217,707
46,500		Parkson Retail Group Ltd	84,106
510,000		PCD Stores Ltd	164,490
92,000		Ping An Insurance Group Co of China Ltd	990,472
208,000		Renhe Commercial Holdings Co Ltd	39,715
68,000		Shandong Weigao Group Medical Polymer Co Ltd	180,281
308,000		Shanghai Electric Group Co Ltd	206,227
38,000		Shanghai Industrial Holdings Ltd	175,018
8,180	*	ShangPharma Corp (ADR)	105,686
214,000		Shenzhen Expressway Co Ltd	117,888
73,500		Shui On Land Ltd	36,886
51,000	*	Sihuan Pharmaceutical Holdings	37,043
3,067	*	Sina Corp	172,672
272,000		Sinochem Hong Kong Holding Ltd	143,874
71,500		Sino-Ocean Land Holdings Ltd	49,258
45,600		Sinopharm Group Co	179,135
31,000		Sinotruk Hong Kong Ltd	35,714
452,000	*	SITC International Co Ltd	244,915
47,200		Tencent Holdings Ltd	1,080,858
12,000		Tsingtao Brewery Co Ltd	64,170
128,000		Vinda International Holdings Ltd	166,456
296,000		Want Want China Holdings Ltd	273,040
8,593	*	WuXi PharmaTech Cayman, Inc (ADR)	141,612
76,000		Xinao Gas Holdings Ltd	228,453
58,000		Zhuzhou CSR Times Electric Co Ltd	176,965
79,600		ZTE Corp	295,756

		TOTAL CHINA	27,947,460

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

COLOMBIA - 0.8%
3,828		Almacenes Exito S.A.	$49,949
17,992		BanColombia S.A.	289,547
7,876		Cementos Argos S.A.	54,382
206,342		Ecopetrol S.A.	494,736
7,372	*	Pacific Rubiales Energy Corp	232,467
7,110		Suramericana de Inversiones S.A.	158,490

		TOTAL COLOMBIA	1,279,571

EGYPT - 0.5%
39,704		Commercial International Bank	298,256
874		Egyptian Co for Mobile Services	26,197
14,992		Egyptian Financial Group-Hermes Holding	75,314
4,854		Orascom Construction Industries	220,890
52,770		Orascom Telecom Holding SAE	41,030
67,613	*	Talaat Moustafa Group	88,984

		TOTAL EGYPT	750,671

GUERNSEY, C.I. - 0.1%
176,337		Raven Russia Ltd	146,928

		TOTAL GUERNSEY, C.I.	146,928

HONG KONG - 3.0%
164,000	*	AIA Group Ltd	487,689
230,000		AMVIG Holdings Ltd	186,938
318,000		Belle International Holdings Ltd	574,360
50,000		Cathay Pacific Airways Ltd	134,494
24,933	*	Charm Communications, Inc (ADR)	242,847
41,000		China Mengniu Dairy Co Ltd	117,426
120,000		China Resources Land Ltd	236,555
111,500		Dickson Concepts International Ltd	94,508
37,000	*	Evergreen International Holdin	21,958
185,000	*	Galaxy Entertainment Group Ltd	174,230
390,000	*	Genting Hong Kong Ltd	175,500
981,000	*	GOME Electrical Appliances Holdings Ltd	330,323
189,000		Huabao International Holdings Ltd	284,795
21,500		Kingboard Chemical Holdings Ltd	104,570
46,000		Li & Fung Ltd	243,019
107,000		Noble Group Ltd	153,767
977,000	*	Pou Sheng International Holdings Ltd	155,034
200,000		SA SA International Holdings Ltd	182,938
428,000		Sino Biopharmaceutical	168,412
218,000		SJM Holdings Ltd	323,994
248,000		Trinity Ltd	247,960
97,000		United Laboratories Ltd	183,957

		TOTAL HONG KONG	4,825,274

HUNGARY - 0.1%
849		Richter Gedeon Nyrt	202,250

		TOTAL HUNGARY	202,250

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

INDIA - 1.7%
8,481		Dr Reddys Laboratories Ltd (ADR)	$320,836
782		HDFC Bank Ltd (ADR)	135,255
5,779		ICICI Bank Ltd (ADR)	303,860
2,192		Infosys Technologies Ltd (ADR)	147,828
69,573		WisdomTree India Earnings Fund	1,891,690

		TOTAL INDIA	2,799,469

INDONESIA - 2.9%
615,500		Adaro Energy Tbk	144,621
162,000		Bank Negara Indonesia PT	70,691
199,000		Bank Rakyat Indonesia	253,829
238,000	*	Excelcomindo Pratama PT	153,119
513,000	*	Indah Kiat Pulp and Paper Corp Tbk PT	119,102
24,500		Indo Tambangraya Megah Pt	123,905
493,000		Jasa Marga PT	206,853
89,500		PT Astra International Tbk	570,797
547,500		PT Bank Central Asia Tbk	428,811
240,500		PT Bank Danamon Indonesia Tbk	180,291
415,500		PT Bank Mandiri Persero Tbk	325,427
31,000		PT Gudang Garam Tbk	165,449
95,000		PT Indocement Tunggal Prakarsa Tbk	194,517
225,000		PT Indofood Sukses Makmur Tbk	130,909
419,500		PT Perusahaan Gas Negara	190,095
180,500		PT Semen Gresik Persero Tbk	197,919
60,500		PT Tambang Batubara Bukit Asam Tbk	133,015
405,500		PT Telekomunikasi Indonesia Tbk (Series B)	412,873
25,500		PT Unilever Indonesia Tbk	49,787
80,500		PT United Tractors Tbk	199,955
87,000		Straits Asia Resources Ltd	153,929
1,177,500		Summarecon Agung Tbk PT	148,876
426,500	*	Tower Bersama Infrastructure	121,687

		TOTAL INDONESIA	4,676,457

ISRAEL - 0.8%
17,885		Israel Chemicals Ltd	273,527
19,232		Teva Pharmaceutical Industries Ltd	1,001,407

		TOTAL ISRAEL	1,274,934

KOREA, REPUBLIC OF - 11.4%
1,847		Cheil Industries, Inc	154,949
1,031		CJ CheilJedang Corp	198,366
1,820		CJ Corp	128,261
1,275	*	CJ O Shopping Co Ltd	287,576
2,600	*	Daum Communications	181,382
439		DC Chemical Co Ltd	129,135
1,300		Dongbu Insurance Co Ltd	45,865
2,410		Dongkuk Steel Mill Co Ltd	55,471
658		Doosan Corp	88,591
3,636		Doosan Heavy Industries and Construction Co Ltd	286,292
327		GLOVIS Co Ltd	46,351

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

7,810		Grand Korea Leisure Co Ltd	$158,942
4,274		GS Holdings Corp	224,098
13,050		Hana Financial Group, Inc	370,538
8,550		Hankook Tire Co Ltd	222,251
2,860		Hanwha Chemical Corp	77,648
1,150		Hite Brewery Co Ltd	128,260
231		Honam Petrochemical Corp	50,911
1,232		Hyundai Department Store Co Ltd	136,311
2,125		Hyundai Engineering & Construction Co Ltd	142,202
833		Hyundai Heavy Industries	271,313
6,180		Hyundai Marine & Fire Insurance Co Ltd	131,811
439		Hyundai Mipo Dockyard	73,345
3,217		Hyundai Mobis	800,497
8,696		Hyundai Motor Co	1,313,770
4,170		Hyundai Securities Co	54,476
3,963		Hyundai Steel Co	383,885
5,350		Industrial Bank Of Korea	76,785
5,454		KB Financial Group, Inc	242,346
455		KCC Corp	150,824
16,730		Kia Motors Corp	667,565
12,480		Korea Exchange Bank	148,618
2,873		KT&G Corp	176,427
2,418		LG Chem Ltd	745,653
3,941		LG Corp	281,939
1,315		LG Household & Health Care Ltd	438,236
6,790		LG.Philips LCD Co Ltd	232,317
439		Ncsoft	96,559
5,681	*	Neowiz Games Corp	252,432
1,551	*	NHN Corp	274,983
2,446		POSCO	1,004,268
4,616		Samsung Card Co	221,109
3,696		Samsung Corp	216,784
3,725		Samsung Electro-Mechanics Co Ltd	408,832
5,461		Samsung Electronics Co Ltd	3,615,591
1,285		Samsung Engineering Co Ltd	204,983
1,557		Samsung Fire & Marine Insurance Co Ltd	267,053
5,790		Samsung Heavy Industries Co Ltd	162,341
1,886		Samsung Life Insurance Co Ltd	168,445
1,752		Samsung Securities Co Ltd	100,270
1,585		Samsung Techwin Co Ltd	147,900
20,600		Shinhan Financial Group Co Ltd	797,272
893		Shinsegae Co Ltd	453,146
766		SK Corp	79,646
1,278		SK Energy Co Ltd	171,498
992		SK Telecom Co Ltd	150,310
1,530		Woongjin Coway Co Ltd	55,544
9,620		Woori Finance Holdings Co Ltd	120,971
5,180		Woori Investment & Securities Co Ltd	91,378

		TOTAL KOREA, REPUBLIC OF	18,364,522

MACAU - 0.2%
164,800	*,f	Sands China Ltd (purchased 8/31/10, cost $261,558)	359,312

		TOTAL MACAU	359,312

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

MALAYSIA - 3.4%
131,800		Alliance Financial Group BHD	$138,937
85,200		AMMB Holdings Berhad	173,056
58,600		Asiatic Development BHD	161,779
55,700		Boustead Holdings Berhad	100,606
180,500		Bumiputra-Commerce Holdings BHD	480,908
55,900		Bursa Malaysia BHD	154,325
13,600		Digi.Com BHD	110,758
179,500		Gamuda BHD	219,219
176,400		Genting BHD	591,874
17,600		Hong Leong Credit BHD	51,587
212,400		IGB Corp BHD	136,526
82,700		IJM Corp BHD	149,639
118,100		IOI Corp BHD	220,903
322,900		JCY International Bhd	103,776
87,300		JobStreet Corp Bhd	74,632
116,700		KLCC Property Holdings BHD	123,770
65,300		KrisAssets Holdings Berhad	73,453
27,700		Kuala Lumpur Kepong BHD	176,269
74,500		Lafarge Malayan Cement BHD	191,547
198,100		Malayan Banking BHD	573,004
75,900		Malaysia Airports Holdings Bhd	148,068
220,800		Malaysian Resources Corp Bhd	147,602
20,700		Parkson Holdings BHD	39,451
18,600		PPB Group BHD	114,774
57,200		Public Bank BHD (Foreign)	234,572
19,000		RHB Capital BHD	49,034
122,400		SP Setia BHD	204,164
44,300		Tenaga Nasional BHD	125,290
238,600	*	TM International BHD	344,308

		TOTAL MALAYSIA	5,413,831

MEXICO - 4.8%
9,800		Alfa S.A. de C.V. (Class A)	81,278
976,700		America Movil S.A. de C.V. (Series L)	2,800,064
17,800		Banco Compartamos S.A. de CV	126,119
31,700	*	Corp GEO S.A. de C.V. (Series B)	100,609
63,800	*	Empresas ICA Sociedad Controladora S.A. de C.V.	168,180
110,700		Fomento Economico Mexicano S.A. de C.V.	609,441
53,600	*	Genomma Lab Internacional S.A. de C.V.	116,463
29,700		Grupo Carso S.A. de C.V. (Series A1)	171,037
42,900	*	Grupo Comercial Chedraui S.a. DE C.v.	138,796
102,300		Grupo Financiero Banorte S.A. de C.V.	436,357
46,600		Grupo Financiero Inbursa S.A.	201,639
188,500		Grupo Mexico S.A. de C.V. (Series B)	619,937
35,900		Grupo Modelo S.A. (Series C)	201,073
143,800		Grupo Televisa S.A.	645,982
5,985		Industrias Penoles S.A. de C.V.	169,580
44,000		Mexichem SAB de C.V.	139,184
4,182	*	NII Holdings, Inc (Class B)	174,849
7,801		Southern Copper Corp (NY)	333,883

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

32,600	*	Urbi Desarrollos Urbanos S.A. de C.V	$69,461
208,200		Wal-Mart de Mexico S.A. de C.V. (Series V)	569,566

		TOTAL MEXICO	7,873,499

PERU - 0.7%
7,827		Compania de Minas Buenaventura S.A. (ADR) (Series B)	415,144
3,991		Credicorp Ltd (NY)	502,387
5,327	f	Intergroup Financial Services Corp (purchased 8/31/10, cost $138,932)	174,193

		TOTAL PERU	1,091,724

PHILIPPINES - 1.5%
643,600		Alliance Global Group, Inc	169,652
7,340		Ayala Corp	68,589
308,200		Ayala Land, Inc	119,641
164,620		Banco de Oro Universal Bank	233,422
127,460		Bank of the Philippine Islands	173,769
2,526,000	*	Belle Corp	137,985
42,210	*	Cebu Air, Inc	122,156
287,600	*	First Gen Corp	91,053
91,600		International Container Term Services, Inc	91,557
149,300		JG Summit Holdings (Series B)	89,018
21,980		Jollibee Foods Corp	45,217
135,800		Metropolitan Bank & Trust	247,326
3,780		Philippine Long Distance Telephone Co	235,305
11,270		Philippine Stock Exchange, Inc	102,954
423,200		Robinsons Land Corp	166,447
9,130		SM Investments Corp	115,663
207,000		SM Prime Holdings	57,548
173,800		Universal Robina	175,537

		TOTAL PHILIPPINES	2,442,839

POLAND - 1.2%
5,180		Bank Pekao S.A.	338,579
8,861	*	Getin Holding S.A.	33,234
2,953	*	Globe Trade Centre S.A.	24,036
6,528		KGHM Polska Miedz S.A.	293,162
5,799	*	Orbis S.A.	84,434
1,457		PBG S.A.	110,927
68,475		Polish Oil & Gas Co	88,890
25,518		Powszechna Kasa Oszczednosci Bank Polski S.A.	402,880
2,200		Powszechny Zaklad Ubezpieczen S.A.	291,841
43,370		Telekomunikacja Polska S.A.	276,174
6,931		TVN S.A.	43,649

		TOTAL POLAND	1,987,806

RUSSIA - 6.3%
5,006	f	AFK Sistema (GDR) (purchased 8/31/10, cost $129,234)	129,155
10,487		CTC Media, Inc	247,493
6,889	f	Eurasia Drilling Co Ltd (GDR) (purchased 10/6/10, cost $169,793)	175,670
63,239		Gazprom (ADR)	1,386,198
2,336		Gazpromneft OAO (ADR)	45,459
7,950	f	Globaltrans Investment plc (GDR) (purchased 8/31/10, cost $111,867)	116,865
16,516		LUKOIL (ADR)	921,593

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

13,975	f	Magnit OAO (GDR) (purchased 8/31/10, cost $324,099)	$373,691
11,324		Mechel Steel Group OAO (ADR)	266,680
34,990		MMC Norilsk Nickel (ADR)	652,563
24,321		Mobile TeleSystems (ADR)	526,549
7,032	f	NovaTek OAO (GDR) (purchased 8/31/10, cost $510,250)	672,611
5,954	*,f	Pharmstandard (GDR) (purchased 8/31/10, cost $140,584)	154,804
5,246	*,f	Polymetal (GDR) (purchased 8/31/10, cost $67,331)	82,887
4,858		Polyus Gold Co (ADR)	143,894
107,959	f	Rosneft Oil Co (GDR) (purchased 8/31/10, cost $707,242)	752,474
47,462	*	RusHydro (ADR)	245,616
4,433	f	Sberbank (GDR) (purchased 9/29/10, cost $1,305,019)	1,665,859
10,070	*,f	Severstal (GDR) (purchased 10/4/10, cost $150,084)	135,744
38,756		Surgutneftegaz (ADR)	379,809
10,829		Tatneft (GDR)	341,655
11,832	*,f	TMK OAO (GDR) (purchased 8/31/10, cost $188,686)	232,262
6,410		Wimm-Bill-Dann Foods OJSC (ADR)	162,558
5,605	*,f	X 5 Retail Group NV (GDR) (purchased 8/31/10, cost $205,682)	234,850

		TOTAL RUSSIA	10,046,939

SINGAPORE - 0.3%
132,000		Petra Foods Ltd	163,177
47,000		SembCorp Marine Ltd	167,040
35,000		Wilmar International Ltd	173,067

		TOTAL SINGAPORE	503,284

SOUTH AFRICA - 5.8%
26,253		African Bank Investments Ltd	134,694
3,231	*	Anglo Platinum Ltd	319,641
8,423		Aspen Pharmacare Holdings Ltd	112,427
10,064		Bidvest Group Ltd	214,685
8,971		Discovery Holdings Ltd	50,560
99,979		FirstRand Ltd	294,157
6,674		Foschini Ltd	81,012
23,408		Gold Fields Ltd	366,307
45,614		Growthpoint Properties Ltd	112,977
12,579		Harmony Gold Mining Co Ltd	144,017
22,124		Impala Platinum Holdings Ltd	625,345
11,221		Imperial Holdings Ltd	183,012
7,220		Investec Ltd	59,419
4,107		Kumba Iron Ore Ltd	233,346
3,939		Liberty Holdings Ltd	42,179
7,110		Massmart Holdings Ltd	144,595
84,167		MTN Group Ltd	1,513,924
19,164		Naspers Ltd (N Shares)	1,006,267
6,017		Nedbank Group Ltd	112,541
48,943		Network Healthcare Holdings Ltd	101,799
4,705		Northam Platinum Ltd	32,542
17,064		Pretoria Portland Cement Co Ltd	81,362
73,836		Redefine Income Fund Ltd	86,116
15,314		Remgro Ltd	237,591
5,798		Reunert Ltd	52,972
25,706		RMB Holdings Ltd	132,622

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

71,757		Sanlam Ltd	$269,000
17,283	*	Sappi Ltd	85,662
25,871		Sasol Ltd	1,164,878
14,328		Shoprite Holdings Ltd	202,536
40,691		Standard Bank Group Ltd	600,054
5,689		Tiger Brands Ltd	152,535
14,111		Truworths International Ltd	139,015
12,250		Vodacom Group Pty Ltd	117,691
21,112		Woolworths Holdings Ltd	82,730

		TOTAL SOUTH AFRICA	9,290,210

SWITZERLAND - 0.0%
259		ING Bank Slaski S.A.	78,965

		TOTAL SWITZERLAND	78,965

TAIWAN - 8.4%
108,000		Acer, Inc	313,544
187,000		Advanced Semiconductor Engineering, Inc	161,220
29,000		Asustek Computer, Inc	235,341
316,000		AU Optronics Corp	315,262
88,000		Catcher Technology Co Ltd	234,215
253,000		Cathay Financial Holding Co Ltd	387,083
81,000		Cheng Shin Rubber Industry Co Ltd	180,403
331,000		China Development Financial Holding Corp	98,257
81,000		China Life Insurance Co Ltd	65,865
251,000		China Steel Corp	254,512
518,000		Chinatrust Financial Holding Co	323,100
252,000		Chunghwa Telecom Co Ltd	589,233
70,000		Delta Electronics, Inc	289,176
106,000		E.Sun Financial Holding Co Ltd	54,521
52,000		Epistar Corp	166,249
105,000		Far Eastern Department Stores Co Ltd	130,301
270,000		Far Eastern Textile Co Ltd	388,844
143,000		Far EasTone Telecommunications Co Ltd	205,710
213,000		First Financial Holding Co Ltd	140,509
101,000		Formosa Chemicals & Fibre Corp	289,594
2,000		Formosa International Hotels Corp	32,461
176,000		Formosa Plastics Corp	504,638
230,000		Fubon Financial Holding Co Ltd	281,665
421,000		Fuhwa Financial Holdings Co Ltd	264,659
39,000		High Tech Computer Corp	880,068
390,000		Hon Hai Precision Industry Co, Ltd	1,477,394
111,000		InnoLux Display Corp	148,984
15,000		Largan Precision Co Ltd	297,340
8,000		MediaTek, Inc	100,583
179,000		Nan Ya Plastics Corp	398,668
66,000		Nan Ya Printed Circuit Board Corp	269,419
67,000		Polaris Securities Co Ltd	37,196
76,000		Powertech Technology, Inc	250,674
34,000		President Chain Store Corp	134,905
196,000	*	Shin Kong Financial Holding Co Ltd	72,008

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

38,000		Synnex Technology International Corp	$92,948
185,000	*	Taishin Financial Holdings Co Ltd	80,956
44,000		Taiwan Fertilizer Co Ltd	150,156
65,000		Taiwan Mobile Co Ltd	144,555
924,000		Taiwan Semiconductor Manufacturing Co Ltd	1,894,982
136,000		Unimicron Technology Corp	231,393
264,000		Uni-President Enterprises Corp	343,131
155,000	*	Wintek Corp	261,189
178,000		Yageo Corp	75,858
11,430		Young Fast Optoelectronics Co Ltd	134,376
48,000		Yulon Motor Co Ltd	93,895

		TOTAL TAIWAN	13,477,040

THAILAND - 2.5%
144,800		AAPICO Hitech PCL	81,142
44,300		Advanced Info Service PCL	132,989
415,400		Amata Corp PCL	214,767
658,200		Asian Property Development PCL	144,901
91,300		Bangkok Bank PCL (Foreign Reg)	470,509
53,700		Bank of Ayudhya PCL	43,168
7,000		Banpu PCL	182,121
145,100		BEC World PCL (Foreign)	160,926
109,600		CP Seven Eleven PCL	162,682
101,000		Glow Energy PCL	167,603
13,900		Kasikornbank PCL	54,246
25,300		Kasikornbank PCL - NVDR	98,736
47,600		Kasikornbank PCL (Foreign)	200,053
90,900		Krung Thai Bank PCL	51,241
690,500		Land and Houses PCL	161,224
347,200		Minor International PCL	142,447
169,200		Preuksa Real Estate PCL	121,905
62,200		PTT Exploration & Production PCL	354,777
37,200		PTT PCL	375,971
15,400		Siam Cement PCL reg	168,999
72,300		Siam Commercial Bank PCL	247,190
150,800	*	Tisco Bank PCL	211,261
700		Tisco Financial Group PCL (NVDR)	981
80,600		Total Access Communication PCL	112,915
26,100		Total Access Communication PCL (NVDR)	36,564

		TOTAL THAILAND	4,099,318

TURKEY - 1.9%
9,023		Anadolu Efes Biracilik Ve Malt Sanayii AS	144,056
3,047		BIM Birlesik Magazalar AS	104,622
3,375		Coca-Cola Icecek AS	43,295
20,951	*	Eregli Demir ve Celik Fabrikalari TAS	78,876
15,843		Haci Omer Sabanci Holding AS	87,259
81,024		KOC Holding AS	386,945
106,864	*	Sinpas Gayrimenkul Yatirim Ortakligi AS.	162,417
4,146		Tupras Turkiye Petrol Rafine	111,285
50,165		Turk Hava Yollari	208,095
26,809		Turkcell Iletisim Hizmet AS	194,383

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

95,267		Turkiye Garanti Bankasi AS	$584,481
14,620		Turkiye Halk Bankasi AS	147,795
110,355		Turkiye Is Bankasi (Series C)	496,246
78,198	*	Yapi ve Kredi Bankasi	299,849

		TOTAL TURKEY	3,049,604

UNITED KINGDOM - 0.4%
2,526		Anglo American plc	116,751
13,006		Antofagasta plc	275,508
9,500		Standard Chartered plc (Hong Kong)	274,536

		TOTAL UNITED KINGDOM	666,795

		TOTAL COMMON STOCKS	152,041,567

		(Cost $138,452,710)

PREFERRED STOCKS - 0.7%

BRAZIL - 0.7%
7,600	*	Ambev Cia De Bebidas Das	1,057,063

		TOTAL BRAZIL	1,057,063

		TOTAL PREFERRED STOCKS	1,057,063

		(Cost $876,052)

RIGHTS / WARRANTS - 0.0%
HONG KONG - 0.0%
1,500		Kingboard Chemical Holdings Ltd (CW)	859

		TOTAL HONG KONG	859

MALAYSIA - 0.0%
3,900		Gamuda Berhad CW	1,855

		TOTAL MALAYSIA	1,855

THAILAND - 0.0%
13,300		Minor International PCL Warrants	1,331

		TOTAL THAILAND	1,331

UNITED KINGDOM - 0.0%
1,087		Standard Chartered plc (NPR)	9,326

		TOTAL UNITED KINGDOM	9,326

		TOTAL RIGHTS / WARRANTS	13,371

		(Cost $3,051)

TIAA-CREF FUNDS - Emerging Markets Equity Fund

PRINCIPAL		ISSUER	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 4.5%
GOVERNMENT AGENCY DEBT - 4.5%
$ 7,290,000		Federal Home Loan Bank, (FHLB)	11/01/10	$7,290,000

		TOTAL GOVERNMENT AGENCY DEBT		7,290,000

		TOTAL SHORT-TERM INVESTMENTS		7,290,000

		(Cost $7,290,000)

		TOTAL INVESTMENTS - 103.3%		166,195,898
		(Cost $151,521,813)
		OTHER ASSETS & LIABILITIES, NET - (3.3)%		(5,273,872)

		NET ASSETS - 100.0%		$160,922,026

		Abbreviation(s):
		ADR - American Depositary Receipt
		NVDR - Non Voting Depository Receipt
		GDR - Global Depositary Receipt

	*	Non-income producing.
	f	Restricted security. At 10/31/2010, the value of these securities amounted to $5,260,377 or 3.3% of net assets.
	g

Security is exempt from registration under rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 10/31/2010, these securities amounted to $5,793,897 or 3.6% of net assets.

TIAA-CREF FUNDS
EMERGING MARKETS EQUITY FUND
SUMMARY OF MARKET VALUES BY SECTOR
October 31, 2010

SECTOR	VALUE	% OF NET ASSETS

FINANCIALS	$41,381,552	25.7%
ENERGY	19,988,098	12.4
MATERIALS	18,875,298	11.7
INDUSTRIALS	17,515,211	10.9
CONSUMER DISCRETIONARY	16,013,794	10.0
INFORMATION TECHNOLOGY	15,861,604	9.9
TELECOMMUNICATION SERVICES	11,687,429	7.3
CONSUMER STAPLES	11,111,402	6.9
HEALTH CARE	3,371,957	2.1
UTILITIES	3,099,553	1.9
SHORT - TERM INVESTMENTS	7,290,000	4.5
OTHER ASSETS & LIABILITIES, NET	(5,273,872)	(3.3)

NET ASSETS	$160,922,026	100.0%

TIAA-CREF FUNDS - Large-Cap Growth Fund

TIAA-CREF FUNDS
LARGE-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
October 31, 2010

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.2%

AUTOMOBILES & COMPONENTS - 2.2%
582,616		Johnson Controls, Inc	$20,461,474

		TOTAL AUTOMOBILES & COMPONENTS	20,461,474

CAPITAL GOODS - 11.5%
134,403		Boeing Co	9,494,228
110,281		Caterpillar, Inc	8,668,087
131,959		Cummins, Inc	11,625,588
423,064		Danaher Corp	18,344,055
422,774		Emerson Electric Co	23,210,292
97,597		Precision Castparts Corp	13,329,799
109,444		Rockwell Collins, Inc	6,622,456
148,848		Roper Industries, Inc	10,334,517
51,478		Schneider Electric S.A.	7,308,003

		TOTAL CAPITAL GOODS	108,937,025

CONSUMER DURABLES & APPAREL - 2.0%
86,274		Hasbro, Inc	3,990,173
195,062		Jarden Corp	6,253,688
102,156		Nike, Inc (Class B)	8,319,585

		TOTAL CONSUMER DURABLES & APPAREL	18,563,446

CONSUMER SERVICES - 3.3%
253,879	*	Orient-Express Hotels Ltd (Class A)	3,214,108
3,838,800	*,f	Sands China Ltd (purchased 9/29/10, cost $7,314,602)	8,369,711
80,395		Starwood Hotels & Resorts Worldwide, Inc	4,352,585
95,525		Wyndham Worldwide Corp	2,746,344
247,983		Yum! Brands, Inc	12,290,037

		TOTAL CONSUMER SERVICES	30,972,785

DIVERSIFIED FINANCIALS - 4.0%
232,620		Blackstone Group LP	3,135,718
56,627		Goldman Sachs Group, Inc	9,114,116
166,379		iShares Russell 1000 Growth Index Fund	8,966,164
327,522		Moody’s Corp	8,862,745
278,611		NYSE Euronext	8,536,641

		TOTAL DIVERSIFIED FINANCIALS	38,615,384

ENERGY - 5.9%
44,203		Anadarko Petroleum Corp	2,721,579
123,867	*	Concho Resources, Inc	8,505,947
196,480		Crescent Point Energy Corp	7,782,912
291,795		National Oilwell Varco, Inc	15,686,899
111,996		Occidental Petroleum Corp	8,806,245

TIAA-CREF FUNDS - Large-Cap Growth Fund

SHARES		COMPANY	VALUE

144,364		Petroleo Brasileiro S.A. (ADR)	$4,925,700
98,711		Schlumberger Ltd	6,898,912

		TOTAL ENERGY	55,328,194

FOOD, BEVERAGE & TOBACCO - 1.6%
155,087		Dr Pepper Snapple Group, Inc	5,668,430
151,901		InBev NV	9,521,111

		TOTAL FOOD, BEVERAGE & TOBACCO	15,189,541

HEALTH CARE EQUIPMENT & SERVICES - 4.5%
133,551	*	Edwards Lifesciences Corp	8,535,244
473,315	*	Express Scripts, Inc	22,965,244
41,943	*	Intuitive Surgical, Inc	11,028,912

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	42,529,400

HOUSEHOLD & PERSONAL PRODUCTS - 2.5%
36,409	*	Energizer Holdings, Inc	2,722,665
136,601		Estee Lauder Cos (Class A)	9,721,893
63,487		Nu Skin Enterprises, Inc (Class A)	1,942,702
145,283		Procter & Gamble Co	9,235,640

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	23,622,900

INSURANCE - 1.1%
193,192		Aflac, Inc	10,797,501

		TOTAL INSURANCE	10,797,501

MATERIALS - 0.9%
101,870		Mosaic Co	7,452,809
6,018		Potash Corp of Saskatchewan	873,152

		TOTAL MATERIALS	8,325,961

MEDIA - 8.0%
212,476	*	Discovery Communications, Inc (Class A)	9,478,554
618,148	*	Interpublic Group of Cos, Inc	6,397,832
651,843		Omnicom Group, Inc	28,655,017
236,825		Viacom, Inc (Class B)	9,139,077
611,984		Walt Disney Co	22,098,742

		TOTAL MEDIA	75,769,222

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.5%
128,637		Allergan, Inc	9,314,605
451,025	*	Celgene Corp	27,995,122
84,549	*	Human Genome Sciences, Inc	2,272,677
302,081		Novartis AG. (ADR)	17,505,595
103,625		Novo Nordisk A.S. (ADR)	10,859,900
500,538		Pfizer, Inc	8,709,361
289,196	*	Watson Pharmaceuticals, Inc	13,490,993

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	90,148,253

TIAA-CREF FUNDS - Large-Cap Growth Fund

SHARES		COMPANY	VALUE

RETAILING - 4.3%
67,190	*	Amazon.com, Inc	$11,095,756
515,734	*	Dollar General Corp	14,538,541
162,333		Nordstrom, Inc	6,251,444
23,086	*	Priceline.com, Inc	8,699,036

		TOTAL RETAILING	40,584,777

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.8%
183,358		Broadcom Corp (Class A)	7,470,005
55,282	*	First Solar, Inc	7,611,226
432,940	*	Marvell Technology Group Ltd	8,360,071
245,651	*	Nvidia Corp	2,955,182

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	26,396,484

SOFTWARE & SERVICES - 16.6%
129,770	*	Autodesk, Inc	4,695,079
177,244	*	Baidu, Inc (ADR)	19,498,612
69,054	*	Google, Inc (Class A)	42,329,412
582,160	*	Intuit, Inc	27,943,680
400		Kakaku.com, Inc	1,933,640
106,070		Mastercard, Inc (Class A)	25,463,164
58,712	*	Nuance Communications, Inc	922,366
475,253		Oracle Corp	13,972,438
341,540	*	Red Hat, Inc	14,433,480
371,293	*	Yahoo!, Inc	6,130,047

		TOTAL SOFTWARE & SERVICES	157,321,918

TECHNOLOGY HARDWARE & EQUIPMENT - 16.3%
199,432	*	Agilent Technologies, Inc	6,940,234
157,239	*	Apple, Inc	47,308,498
1,945,990	*	Cisco Systems, Inc	44,426,951
45,940	*	Dolby Laboratories, Inc (Class A)	2,833,579
434,712	*	EMC Corp	9,133,299
573,127	*	Juniper Networks, Inc	18,563,584
58,650	*	NetApp, Inc	3,123,113
510,833		Qualcomm, Inc	23,053,893

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	155,383,151

TRANSPORTATION - 1.2%
172,897		United Parcel Service, Inc (Class B)	11,642,884

		TOTAL TRANSPORTATION	11,642,884

		TOTAL COMMON STOCKS	930,590,300

		(Cost $826,448,350)

PRINCIPAL	ISSUER	MATURITY DATE

SHORT-TERM INVESTMENTS - 1.5%

GOVERNMENT AGENCY DEBT - 1.5%
$ 13,900,000	Federal Home Loan Bank, (FHLB)	11/01/10	13,900,000

			13,900,000

TIAA-CREF FUNDS - Large-Cap Growth Fund

SHARES	COMPANY	VALUE

	TOTAL SHORT-TERM INVESTMENTS	$13,900,000

	(Cost $13,900,000)

	TOTAL INVESTMENTS - 99.7%	944,490,300
	(Cost $840,348,350)
	OTHER ASSETS & LIABILITIES, NET - 0.3%	2,850,047

	NET ASSETS - 100.0%	$947,340,347

Abbreviation(s):
ADR - American Depositary Receipt

*	Non-income producing.
f	Restricted security. At 10/31/10, the value of these securities amounted to $8,369,711 or 0.9% of net assets.

TIAA-CREF FUNDS - Large-Cap Value Fund

TIAA-CREF FUNDS
LARGE-CAP VALUE FUND
SCHEDULE OF INVESTMENTS
October 31, 2010

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.9%

AUTOMOBILES & COMPONENTS - 0.6%
1,176,918	*	American Axle & Manufacturing Holdings, Inc	$10,851,184

		TOTAL AUTOMOBILES & COMPONENTS	10,851,184

BANKS - 6.0%
255,150	*	First Horizon National Corp	2,574,464
1,811,662		Huntington Bancshares, Inc	10,272,124
766,172		Marshall & Ilsley Corp	4,528,077
151,856	*	MGIC Investment Corp	1,339,370
142,981		PNC Financial Services Group, Inc	7,706,676
322,021		TCF Financial Corp	4,237,796
869,484		US Bancorp	21,024,123
1,885,053		Wells Fargo & Co	49,162,181

		TOTAL BANKS	100,844,811

CAPITAL GOODS - 7.9%
174,305		Boeing Co	12,312,906
522,060		CAE, Inc	5,855,835
296,502		Danaher Corp	12,856,327
1,754,416		General Electric Co	28,105,744
64,174		Goodrich Corp	5,266,760
295,194		Harsco Corp	6,842,597
253,359		Honeywell International, Inc	11,935,743
134,470	*	Jacobs Engineering Group, Inc	5,191,887
146,198		KBR, Inc	3,713,429
1,023,279		Masco Corp	10,908,154
115,483		Northrop Grumman Corp	7,299,680
129,674		SPX Corp	8,695,938
461,574		Textron, Inc	9,609,971
472,821	*	USG Corp	5,995,370

		TOTAL CAPITAL GOODS	134,590,341

COMMERCIAL & PROFESSIONAL SERVICES - 0.7%
301,216	*	Accor Services	6,309,449
140,606		Waste Connections, Inc	5,728,288

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	12,037,737

CONSUMER DURABLES & APPAREL - 1.7%
291,079		Jarden Corp	9,331,993
234,903		Newell Rubbermaid, Inc	4,146,038
1,822,632	*	Pulte Homes, Inc	14,307,661

		TOTAL CONSUMER DURABLES & APPAREL	27,785,692

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

CONSUMER SERVICES - 2.1%
284,785		International Game Technology	$4,439,798
734,236	*	Orient-Express Hotels Ltd (Class A)	9,295,427
257,692	*	Penn National Gaming, Inc	8,570,836
97,622		Sotheby’s (Class A)	4,279,748
82,855	*	WMS Industries, Inc	3,614,964
2,272,400	*	Wynn Macau Ltd	5,024,859

		TOTAL CONSUMER SERVICES	35,225,632

DIVERSIFIED FINANCIALS - 11.0%
523,125		AMMB Holdings Berhad	1,062,558
3,064,687		Bank of America Corp	35,060,019
170,738		Bank of New York Mellon Corp	4,278,694
85,877		Blackstone Group LP	1,157,622
7,767,309	*	Citigroup, Inc	32,389,679
5,365		CME Group, Inc	1,553,972
319,706		Discover Financial Services	5,642,811
432,423	*	E*Trade Financial Corp	6,183,649
177,766		Goldman Sachs Group, Inc	28,611,437
736,681	*	IPATH S&P 500 VIX S	9,665,254
517,898		JPMorgan Chase & Co	19,488,502
274,988		Legg Mason, Inc	8,532,878
388,861		Morgan Stanley	9,670,973
352,459		State Street Corp	14,718,688
245,951		Utilities Select Sector SPDR F	7,811,404

		TOTAL DIVERSIFIED FINANCIALS	185,828,140

ENERGY - 10.6%
146,945		Anadarko Petroleum Corp	9,047,404
122,856		Apache Corp	12,410,913
298,883		Baker Hughes, Inc	13,847,249
90,314		Cabot Oil & Gas Corp	2,617,300
24,500		Chesapeake Energy Corp	531,650
337,255		Chevron Corp	27,860,635
532,438	*	Cobalt International Energy, Inc	4,925,052
70,821	*	Concho Resources, Inc	4,863,278
181,841	*,m	Crescent Point Energy Corp 144A	7,203,036
146,250	*	Denbury Resources, Inc	2,489,175
43,756		Devon Energy Corp	2,845,015
358,914		El Paso Corp	4,759,200
179,244		Ensco International plc (ADR)	8,306,167
54,792		Exxon Mobil Corp	3,642,024
501,496		Marathon Oil Corp	17,838,213
95,684		National Oilwell Varco, Inc	5,143,972
264,848		Occidental Petroleum Corp	20,824,998
56,432		Questar Market Resources, Inc	1,863,949
3,279		Southern Union Co	82,401
9,767		Spectra Energy Corp	232,162
1,154,752	*	Weatherford International Ltd	19,411,381
190,151	*	Western Refining, Inc	1,264,504
221,140		Williams Cos, Inc	4,758,933

		TOTAL ENERGY	176,768,611

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

FOOD & STAPLES RETAILING - 1.1%
262,166		CVS Corp	$7,896,440
182,417		Wal-Mart Stores, Inc	9,881,529

		TOTAL FOOD & STAPLES RETAILING	17,777,969

FOOD, BEVERAGE & TOBACCO - 4.6%
276,099		Altria Group, Inc	7,018,437
164,153		Coca-Cola Co	10,065,862
833,736		Kraft Foods, Inc (Class A)	26,904,661
40,201		Lorillard, Inc	3,430,753
473,412		PepsiCo, Inc	30,913,804

		TOTAL FOOD, BEVERAGE & TOBACCO	78,333,517

HEALTH CARE EQUIPMENT & SERVICES - 4.2%
2,920,573	*	Boston Scientific Corp	18,633,256
384,096	*	Hologic, Inc	6,153,218
135,308		McKesson Corp	8,927,622
149,509	*	Molina Healthcare, Inc	3,875,273
753,400		UnitedHealth Group, Inc	27,160,070
95,021	*	WellPoint, Inc	5,163,441

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	69,912,880

HOUSEHOLD & PERSONAL PRODUCTS - 3.4%
205,262		Alberto-Culver Co	7,654,220
43,645		Clorox Co	2,904,575
726,225		Procter & Gamble Co	46,166,123

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	56,724,918

INSURANCE - 4.7%
190,783		ACE Ltd	11,336,326
1,213	*	Aegon NV	7,654
253,037		Allstate Corp	7,715,098
157,984		Axis Capital Holdings Ltd	5,373,036
168,261		Lincoln National Corp	4,119,029
64,960		Max Capital Group Ltd	1,312,192
506,408		Metlife, Inc	20,423,434
61,610		PartnerRe Ltd	4,886,905
202,810		Prudential Financial, Inc	10,663,750
70,223		RenaissanceRe Holdings Ltd	4,231,638
21,233		Transatlantic Holdings, Inc	1,116,856
125,374		Travelers Cos, Inc	6,920,645

		TOTAL INSURANCE	78,106,563

MATERIALS - 3.7%
97,738		Ashland, Inc	5,046,213
229,728		Dow Chemical Co	7,082,514
75,864		Du Pont (E.I.) de Nemours & Co	3,586,850
417,689	*	Ferro Corp	5,730,693
228,998	*	Georgia Gulf Corp	4,632,630
23,568	*	Owens-Illinois, Inc	660,611
64,717		Schnitzer Steel Industries, Inc (Class A)	3,345,222

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

265,645	*	Smurfit-Stone Container Enterprises, Inc	$6,109,835
325,776		Sonoco Products Co	10,913,496
108,110		Walter Energy, Inc	9,509,355
124,017	*	WR Grace & Co	3,975,985

		TOTAL MATERIALS	60,593,404

MEDIA - 3.3%
589,278		Comcast Corp (Class A)	12,127,341
118,065		DISH Network Corp (Class A)	2,344,771
79,934	*	Liberty Media Corp - Starz	5,237,276
377,062		News Corp (Class A)	5,452,317
80,022		Time Warner, Inc	2,601,515
168,136		Viacom, Inc (Class B)	6,488,368
601,255		Walt Disney Co	21,711,318

		TOTAL MEDIA	55,962,906

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 10.2%
397	*	Affymax, Inc	2,013
260,379	*	Amgen, Inc	14,891,075
1,396,146	*	Biovitrum AB	8,381,495
497,034		Johnson & Johnson	31,646,155
114,902		Lonza Group AG.	10,059,252
604,113		Merck & Co, Inc	21,917,220
338,218	*	Mylan Laboratories, Inc	6,872,590
2,603,847		Pfizer, Inc	45,306,938
352,856		Sanofi-Aventis S.A. (ADR)	12,388,774
327,647	*	Vanda Pharmaceuticals, Inc	2,395,100
259,193		Warner Chilcott plc	6,231,000
276,861	*	Watson Pharmaceuticals, Inc	12,915,566

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	173,007,178

REAL ESTATE - 2.2%
10,028		Boston Properties, Inc	864,313
1,296,287		Chimera Investment Corp	5,314,777
512,290		Glimcher Realty Trust	3,847,298
520,339		Kimco Realty Corp	8,965,441
32,727		Plum Creek Timber Co, Inc	1,205,663
74,311		Rayonier, Inc	3,879,034
19,732		Regency Centers Corp	832,296
9,000		Simon Property Group, Inc	864,180
74,554		SL Green Realty Corp	4,899,689
175,821		Starwood Property Trust, Inc	3,553,342
1,326,087	*	Unitech Corporate Parks plc	749,012
19,873		Vornado Realty Trust	1,736,701

		TOTAL REAL ESTATE	36,711,746

RETAILING - 1.0%
145,590		Abercrombie & Fitch Co (Class A)	6,239,987
416,123		Lowe’s Cos, Inc	8,875,904
151,001	*	Talbots, Inc	1,476,790

		TOTAL RETAILING	16,592,681

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.4%
422,636		Intel Corp	$8,482,304
332,061	*	Micron Technology, Inc	2,746,144
172,401	*	NXP Semiconductors NV	2,273,969
789,095	*	RF Micro Devices, Inc	5,752,503
13,750,045		Solomon Systech International Ltd	886,957
398,167	*	Verigy Ltd	3,647,210

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	23,789,087

SOFTWARE & SERVICES - 5.2%
101,262	*	Alliance Data Systems Corp	6,148,628
596,119	*	AOL, Inc	15,904,455
294,759	*	Autonomy Corp plc	6,905,134
195,685		CA, Inc	4,541,849
116,640		DST Systems, Inc	5,047,013
613,141	*	eBay, Inc	18,277,733
6,629	*	Fortinet, Inc	198,870
79,955		Global Payments, Inc	3,115,047
505,171		Microsoft Corp	13,457,755
53,286		Playtech Ltd	382,302
723,834	*	Yahoo!, Inc	11,950,499

		TOTAL SOFTWARE & SERVICES	85,929,285

TECHNOLOGY HARDWARE & EQUIPMENT - 2.6%
404,144	*	AU Optronics Corp (ADR)	4,053,565
116,068	*	Ciena Corp	1,612,185
140,515		Corning, Inc	2,568,614
160,359	*	JDS Uniphase Corp	1,685,373
693,005	*	Motorola, Inc	5,647,990
452,227	*	Seagate Technology, Inc	6,625,125
86,839	*	Western Digital Corp	2,780,585
1,586,809		Xerox Corp	18,565,665

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	43,539,102

TELECOMMUNICATION SERVICES - 5.5%
1,177,315		AT&T, Inc	33,553,478
220,290		Frontier Communications Corp	1,934,146
1,164,759		Qwest Communications International, Inc	7,687,409
169,000		Softbank Corp	5,439,418
3,083,188	*	Sprint Nextel Corp	12,702,735
917,726		Verizon Communications, Inc	29,798,563

		TOTAL TELECOMMUNICATION SERVICES	91,115,749

TRANSPORTATION - 0.9%
139,600		Con-way, Inc	4,608,196
508,539		UTI Worldwide, Inc	9,774,120

		TOTAL TRANSPORTATION	14,382,316

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

UTILITIES - 5.3%
110,993		American Electric Power Co, Inc	$4,155,578
559,411		Centerpoint Energy, Inc	9,263,846
22,249		Entergy Corp	1,658,218
150,798		Exelon Corp	6,155,574
208,169		FirstEnergy Corp	7,560,698
70,723	*	Mirant Corp	750,371
191,956		NextEra Energy, Inc	10,565,259
278,214		NV Energy, Inc	3,800,403
156,009		PG&E Corp	7,460,350
601,069		Public Service Enterprise Group, Inc	19,444,582
56,432		Questar Corp	957,651
3,536,046	*	Reliant Energy, Inc	13,295,533
42,791		Sempra Energy	2,288,463
59,292		Xcel Energy, Inc	1,414,707

		TOTAL UTILITIES	88,771,233

		TOTAL COMMON STOCKS	1,675,182,682

		(Cost $1,673,544,007)

PRINCIPAL	ISSUER	MATURITY DATE

SHORT-TERM INVESTMENTS - 0.3%
GOVERNMENT AGENCY DEBT - 0.3%
$ 5,095,000	Federal Home Loan Bank (FHLB)	11/01/10	5,095,000

			5,095,000

	TOTAL SHORT-TERM INVESTMENTS		5,095,000

	(Cost $5,095,000)

	TOTAL INVESTMENTS - 100.2%		1,680,277,682
	(Cost $1,678,639,007)
	OTHER ASSETS & LIABILITIES, NET - (0.2)%		(2,790,287)

	NET ASSETS - 100.0%		$1,677,487,395

Abbreviation(s):
ADR - American Depositary Receipt
SPDR - Standard & Poor’s Depository Receipts

*	Non-income producing.
m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS - Mid-Cap Growth Fund

TIAA-CREF FUNDS
MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
October 31, 2010

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.5%

AUTOMOBILES & COMPONENTS - 0.7%
105,649	*	Autoliv, Inc	$7,532,774

		TOTAL AUTOMOBILES & COMPONENTS	7,532,774

BANKS - 0.6%
394,881		CapitalSource, Inc	2,412,723
606,266		Huntington Bancshares, Inc	3,437,528

		TOTAL BANKS	5,850,251

CAPITAL GOODS - 12.2%
151,738		Cooper Industries plc	7,954,106
137,713		Cummins, Inc	12,132,515
136,335	*	DigitalGlobe, Inc	4,451,338
50,384		Flowserve Corp	5,038,400
111,976		Goodrich Corp	9,189,870
86,985		ITT Industries, Inc	4,104,822
165,370	*	Jacobs Engineering Group, Inc	6,384,936
148,390		Joy Global, Inc	10,528,271
192,873		KBR, Inc	4,898,974
100,888	*	Middleby Corp	7,532,298
344,607	*	Quanta Services, Inc	6,774,974
100,200		Regal-Beloit Corp	5,782,542
328,549	*	Sensata Technologies Holding BV	7,605,909
77,566		Snap-On, Inc	3,955,866
126,747		Timken Co	5,249,861
158,652		TransDigm Group, Inc	10,513,868
205,280		Trinity Industries, Inc	4,666,014
112,063		Watsco, Inc	6,272,166

		TOTAL CAPITAL GOODS	123,036,730

COMMERCIAL & PROFESSIONAL SERVICES - 3.0%
68,984	*	Clean Harbors, Inc	4,863,372
280,144	*	Higher One Holdings, Inc	4,891,314
42,938	*	IHS, Inc (Class A)	3,101,841
45,208		Manpower, Inc	2,474,234
210,648		Republic Services, Inc	6,279,417
51,607	*	Stericycle, Inc	3,702,286
105,512	*	Tetra Tech, Inc	2,222,083
83,174	*	Verisk Analytics, Inc	2,479,417

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	30,013,964

CONSUMER DURABLES & APPAREL - 6.8%
225,997		Coach, Inc	11,299,850
101,588	*	Fossil, Inc	5,992,676
300,191	*	Hanesbrands, Inc	7,444,737

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE

148,171		Hasbro, Inc	$6,852,909
215,902	*	Iconix Brand Group, Inc	3,778,285
261,316		Jarden Corp	8,377,791
292,574		Newell Rubbermaid, Inc	5,163,931
2,965	*	NVR, Inc	1,860,271
49,822		Polo Ralph Lauren Corp (Class A)	4,826,755
172,009		Tupperware Corp	7,707,723
90,000	*	Warnaco Group, Inc	4,779,900

		TOTAL CONSUMER DURABLES & APPAREL	68,084,828

CONSUMER SERVICES - 2.2%
68,986	*	Apollo Group, Inc (Class A)	2,585,595
116,531		Darden Restaurants, Inc	5,326,632
149,788	*	Gaylord Entertainment Co	4,993,932
106,589		Starwood Hotels & Resorts Worldwide, Inc	5,770,728
68,579	*	WMS Industries, Inc	2,992,102

		TOTAL CONSUMER SERVICES	21,668,989

DIVERSIFIED FINANCIALS - 7.6%
102,214	*	Affiliated Managers Group, Inc	8,750,541
358,752	*	Financial Engines, Inc	5,284,417
67,554	*	Green Dot Corp	3,431,743
782,839		iShares Russell Midcap Growth Index Fund	40,535,403
113,214		Lazard Ltd (Class A)	4,177,597
152,525		Moody’s Corp	4,127,327
50,165	*	Portfolio Recovery Associates, Inc	3,363,563
144,371		T Rowe Price Group, Inc	7,979,385

		TOTAL DIVERSIFIED FINANCIALS	77,649,976

ENERGY - 5.5%
295,732	*	Cobalt International Energy, Inc	2,735,521
147,134	*	Concho Resources, Inc	10,103,692
193,469		Crescent Point Energy Corp	7,663,641
30,443	*,m	Crescent Point Energy Corp 144A	1,205,900
492,048	*	Denbury Resources, Inc	8,374,657
55,469	*	Northern Oil And Gas, Inc	1,091,630
117,786		Saipem S.p.A.	5,234,431
123,913		Schlumberger Ltd	8,660,279
85,545	*	Southwestern Energy Co	2,895,698
369,927		Tullow Oil plc	7,024,122

		TOTAL ENERGY	54,989,571

FOOD & STAPLES RETAILING - 0.3%
77,853	*	Whole Foods Market, Inc	3,094,657

		TOTAL FOOD & STAPLES RETAILING	3,094,657

FOOD, BEVERAGE & TOBACCO - 1.8%
137,205		Dr Pepper Snapple Group, Inc	5,014,843
113,880	*	Green Mountain Coffee Roasters, Inc	3,756,901
94,834	*	Hansen Natural Corp	4,856,449
47,296		Lorillard, Inc	4,036,241

		TOTAL FOOD, BEVERAGE & TOBACCO	17,664,434

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE

HEALTH CARE EQUIPMENT & SERVICES - 9.0%
96,905	*	Air Methods Corp	$3,963,415
141,492		AmerisourceBergen Corp	4,643,767
112,739	*	Edwards Lifesciences Corp	7,205,149
237,334	*	Emdeon, Inc	3,234,862
187,255	*	Emergency Medical Services Corp (Class A)	10,182,927
120,120	*	Hanger Orthopedic Group, Inc	2,248,646
126,725	*	Hospira, Inc	7,537,603
148,588	*	Humana, Inc	8,661,195
31,246	*	Intuitive Surgical, Inc	8,216,136
61,200	*	Inverness Medical Innovations, Inc	1,808,460
117,500	*	Kinetic Concepts, Inc	4,468,525
200,000	*,m	MBF Healthcare Acquisition Corp	0
249,796	*	MedAssets, Inc	4,631,218
77,700	*	Pediatrix Medical Group, Inc	4,600,617
159,070	*	Resmed, Inc	5,069,561
202,265	*	Sirona Dental Systems, Inc	7,615,277
203,314	*	Thoratec Corp	6,636,169

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	90,723,527

HOUSEHOLD & PERSONAL PRODUCTS - 0.9%
146,969		Avon Products, Inc	4,475,206
30,336		Herbalife Ltd	1,937,257
98,192		Nu Skin Enterprises, Inc (Class A)	3,004,675

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	9,417,138

MATERIALS - 7.3%
152,677		Albemarle Corp	7,653,698
96,664		Aptargroup, Inc	4,338,280
86,596		Ashland, Inc	4,470,951
116,416		Barrick Gold Corp	5,598,445
27,538		CF Industries Holdings, Inc	3,374,231
49,302		Cytec Industries, Inc	2,441,435
204,994		Ecolab, Inc	10,110,304
61,923		Freeport-McMoRan Copper & Gold, Inc (Class B)	5,862,870
170,940		Huntsman Corp	2,367,519
90,516		Schweitzer-Mauduit International, Inc	5,809,317
260,399	*	Solutia, Inc	4,715,826
215,890	*	STR Holdings, Inc	5,364,867
136,976		Walter Energy, Inc	12,048,409

		TOTAL MATERIALS	74,156,152

MEDIA - 1.8%
192,380	*	Discovery Communications, Inc (Class C)	7,475,887
690,000	*	Interpublic Group of Cos, Inc	7,141,500
109,972	*	Lamar Advertising Co (Class A)	3,737,948

		TOTAL MEDIA	18,355,335

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4.6%
160,528	*	Dendreon Corp	$5,859,272
198,497	*	Human Genome Sciences, Inc	5,335,599
77,985	*	Illumina, Inc	4,235,365
195,829	*	Life Technologies Corp	9,826,700
230,388	*	Vanda Pharmaceuticals, Inc	1,684,136
194,536	*	Vertex Pharmaceuticals, Inc	7,456,566
185,535		Warner Chilcott plc	4,460,261
159,663	*	Watson Pharmaceuticals, Inc	7,448,279

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	46,306,178

REAL ESTATE - 1.0%
193,312	*	Forest City Enterprises, Inc (Class A)	2,820,422
71,368		Public Storage, Inc	7,081,133

		TOTAL REAL ESTATE	9,901,555

RETAILING - 7.3%
101,358	*	Big Lots, Inc	3,179,600
195,207	*	Dick’s Sporting Goods, Inc	5,625,866
107,038		Guess ?, Inc	4,165,919
76,144	*	Kohl’s Corp	3,898,573
285,372	*	Liberty Media Holding Corp (Interactive A)	4,212,091
393,290	*	LKQ Corp	8,550,125
92,425		Monro Muffler, Inc	4,412,370
148,343		Nordstrom, Inc	5,712,689
155,438	*	O’Reilly Automotive, Inc	9,093,122
20,371	*	Priceline.com, Inc	7,675,996
117,468		Ross Stores, Inc	6,929,437
606,728	*	Sally Beauty Holdings, Inc	7,383,880
50,000	*	Ulta Salon Cosmetics & Fragrance, Inc	1,534,500

		TOTAL RETAILING	72,374,168

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.8%
193,032	*	Avago Technologies Ltd	4,764,030
277,248	*	Cavium Networks, Inc	8,835,894
56,609	*	Cree, Inc	2,903,476
31,580	*	First Solar, Inc	4,347,934
542,997	*	Marvell Technology Group Ltd	10,485,273
158,156	*	Omnivision Technologies, Inc	4,290,772
265,620	*	Skyworks Solutions, Inc	6,085,354
93,093	*	Veeco Instruments, Inc	3,895,942
390,193	*	Zoran Corp	2,762,566

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	48,371,241

SOFTWARE & SERVICES - 13.8%
111,739	*	Alliance Data Systems Corp	6,784,792
159,407	*	Amadeus IT Holding S.A.	3,246,960
109,604	*	Amdocs Ltd	3,362,651
186,170	*	Ancestry.com, Inc	4,965,154
116,539	*	Ansys, Inc	5,273,390
259,813	*	Ariba, Inc	4,879,288
248,957	*	Autodesk, Inc	9,007,264
120,231	*	Autonomy Corp plc	2,816,576

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE

276,012		Aveva Group plc	$6,589,795
200,904	*	BMC Software, Inc	9,133,095
191,389	*	Check Point Software Technologies	8,181,880
76,878	*	Equinix, Inc	6,476,203
195,457	*	Fortinet, Inc	5,863,710
160,035		Lender Processing Services, Inc	4,615,409
562,319	*	Nuance Communications, Inc	8,834,031
404,157	*	Rackspace Hosting, Inc	10,087,759
177,216	*	SolarWinds, Inc	3,216,470
138,311		Solera Holdings, Inc	6,645,844
154,889	*	Sourcefire, Inc	3,653,832
176,566	*	SuccessFactors, Inc	4,788,470
268,095	*	VeriFone Holdings, Inc	9,069,654
139,392	*	VistaPrint Ltd	5,864,221
264,005		Western Union Co	4,646,488

		TOTAL SOFTWARE & SERVICES	138,002,936

TECHNOLOGY HARDWARE & EQUIPMENT - 5.1%
283,428	*	Aruba Networks, Inc	6,209,907
251,932	*	Flir Systems, Inc	7,013,787
204,736	*	NetApp, Inc	10,902,192
331,882	*	Netezza Corp	8,947,539
237,300		Plantronics, Inc	8,514,324
260,756	*	Smart Technologies, Inc	3,387,220
168,186	*	Trimble Navigation Ltd	6,027,786

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	51,002,755

TELECOMMUNICATION SERVICES - 1.9%
242,047	*	Crown Castle International Corp	10,437,067
229,242	*	SBA Communications Corp (Class A)	9,000,041

		TOTAL TELECOMMUNICATION SERVICES	19,437,108

TRANSPORTATION - 1.3%
69,846	*	Atlas Air Worldwide Holdings, Inc	3,650,152
306,592	*	UAL Corp	8,903,432

		TOTAL TRANSPORTATION	12,553,584

		TOTAL COMMON STOCKS	1,000,187,851

		(Cost $849,174,474)

PRINCIPAL	ISSUER	MATURITY DATE

SHORT-TERM INVESTMENTS - 0.7%
GOVERNMENT AGENCY DEBT - 0.7%
$ 7,050,000	Federal Home Loan Bank (FHLB)	11/01/10	7,050,000

			7,050,000

	TOTAL SHORT-TERM INVESTMENTS		7,050,000

	(Cost $7,050,000)

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES	COMPANY	VALUE

	TOTAL INVESTMENTS - 100.2%	$1,007,237,851
	(Cost $856,224,474)
	OTHER ASSETS & LIABILITIES, NET - (0.2)%	(1,765,615)

	NET ASSETS - 100.0%	$1,005,472,236

*	Non-income producing.
m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS - Mid-Cap Value Fund

TIAA-CREF FUNDS
MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS
October 31, 2010

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.1%

AUTOMOBILES & COMPONENTS - 1.8%
600,000	*	American Axle & Manufacturing Holdings, Inc	$5,532,000
150,000	*	Autoliv, Inc	10,695,000
310,000		Cooper Tire & Rubber Co	6,079,100
345,000	*	Ford Motor Co	4,874,850
90,000	*	Lear Corp (New)	7,956,000
40,000		Magna International, Inc - Class A (NY)	3,621,600

		TOTAL AUTOMOBILES & COMPONENTS	38,758,550

BANKS - 5.1%
255,000		Associated Banc-Corp	3,230,850
360,000		Comerica, Inc	12,880,800
67,261		Cullen/Frost Bankers, Inc	3,527,167
900,000		Fifth Third Bancorp	11,304,000
411,870	*	First Horizon National Corp	4,155,768
430,000		Hudson City Bancorp, Inc	5,009,500
3,330,000		Huntington Bancshares, Inc	18,881,101
1,030,000		Marshall & Ilsley Corp	6,087,300
72,000		PNC Financial Services Group, Inc	3,880,800
1,410,000		Regions Financial Corp	8,883,000
505,000		SunTrust Banks, Inc	12,635,100
980,584		TCF Financial Corp	12,904,485
290,000		TFS Financial Corp	2,537,500
170,000		US Bancorp	4,110,600
180,000		Valley National Bancorp	2,401,200

		TOTAL BANKS	112,429,171

CAPITAL GOODS - 6.7%
207,000	*	AGCO Corp	8,791,290
195,000	*	Armstrong World Industries, Inc	8,141,250
142,500	*	Babcock & Wilcox Co	3,251,850
227,000		Cooper Industries plc	11,899,340
80,000		Cummins, Inc	7,048,000
105,000		Curtiss-Wright Corp	3,242,400
122,000	*	Foster Wheeler AG.	2,857,240
130,000		Goodrich Corp	10,669,100
295,000		Harsco Corp	6,838,100
50,000		Ingersoll-Rand plc	1,965,500
220,000		ITT Industries, Inc	10,381,800
70,000		Joy Global, Inc	4,966,500
610,000		KBR, Inc	15,494,000
350,000		Masco Corp	3,731,000
69,593		Pall Corp	2,969,533
160,000		Pentair, Inc	5,236,800
57,000		Precision Castparts Corp	7,785,060

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

128,000		Rockwell Collins, Inc	$7,745,280
220,000	*	Spirit Aerosystems Holdings, Inc (Class A)	4,760,800
360,000		Textron, Inc	7,495,200
44,176		Vallourec	4,584,874
195,000	*	WABCO Holdings, Inc	9,051,900

		TOTAL CAPITAL GOODS	148,906,817

COMMERCIAL & PROFESSIONAL SERVICES - 0.8%
50,000		Dun & Bradstreet Corp	3,720,500
469,763		Republic Services, Inc	14,003,635

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	17,724,135

CONSUMER DURABLES & APPAREL - 1.8%
227,000		Jarden Corp	7,277,620
70,000	*	Mohawk Industries, Inc	4,013,800
305,000		Newell Rubbermaid, Inc	5,383,250
5,800	*	NVR, Inc	3,638,978
67,000		Ryland Group, Inc	1,003,660
170,000	*	Tempur-Pedic International, Inc	5,865,000
78,000		VF Corp	6,492,720
72,000		Whirlpool Corp	5,459,760

		TOTAL CONSUMER DURABLES & APPAREL	39,134,788

CONSUMER SERVICES - 1.3%
36,449	*	BETFAIR Group Ltd	838,099
193,000		Darden Restaurants, Inc	8,822,030
419,031	*	Orient-Express Hotels Ltd (Class A)	5,304,932
105,000	*	Penn National Gaming, Inc	3,492,300
100,000	*	Royal Caribbean Cruises Ltd	3,954,000
115,000		Starwood Hotels & Resorts Worldwide, Inc	6,226,100

		TOTAL CONSUMER SERVICES	28,637,461

DIVERSIFIED FINANCIALS - 3.3%
78,000	*	Affiliated Managers Group, Inc	6,677,580
215,000		Ameriprise Financial, Inc	11,113,350
148,000		Capital One Financial Corp	5,515,960
1,050,000		Discover Financial Services	18,532,500
210,000	*	E*Trade Financial Corp	3,003,000
670,000		Invesco Ltd	15,410,000
85,000		Jefferies Group, Inc	2,034,050
275,000	*	Nasdaq Stock Market, Inc	5,780,500
170,000	*	TD Ameritrade Holding Corp	2,905,300

		TOTAL DIVERSIFIED FINANCIALS	70,972,240

ENERGY - 11.3%
135,000		Anadarko Petroleum Corp	8,311,950
250,000		Baker Hughes, Inc	11,582,500
120,000		Baytex Energy Trust	4,471,027
277,074		Berry Petroleum Co (Class A)	9,478,702
85,000		Cabot Oil & Gas Corp	2,463,300
100,000	*	Cameron International Corp	4,375,000

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

380,000	*	Cobalt International Energy, Inc	$3,515,000
214,000	*	Concho Resources, Inc	14,695,380
182,000		Crescent Point Energy Corp	7,209,334
60,059	*,m	Crescent Point Energy Corp 144A	2,379,041
293,990		Crude Carriers Corp	5,180,104
350,000	*	Denbury Resources, Inc	5,957,000
115,000	*	Dril-Quip, Inc	7,946,500
565,000		El Paso Corp	7,491,900
110,000		Ensco International plc (ADR)	5,097,400
73,000	*	FMC Technologies, Inc	5,263,300
293,000	*	Forest Oil Corp	9,003,890
40,344		Hess Corp	2,542,882
120,000		Massey Energy Co	5,048,400
285,000	*	McDermott International, Inc	4,397,550
97,000		Murphy Oil Corp	6,320,520
130,000	*	Nabors Industries Ltd	2,717,000
200,000		Noble Energy, Inc	16,296,000
805,000	*	Pride International, Inc	24,407,600
186,590		Questar Market Resources, Inc	6,163,068
505,000	*	Rowan Cos, Inc	16,614,500
250,000		Southern Union Co	6,282,500
820,000		Spectra Energy Corp	19,491,399
218,213		Tullow Oil plc	4,143,398
2,507,596	*	Vantage Drilling Co	4,313,065
550,000	*	Weatherford International Ltd	9,245,500
140,000		Williams Cos, Inc	3,012,800

		TOTAL ENERGY	245,417,510

FOOD & STAPLES RETAILING - 0.3%
295,000		Kroger Co	6,490,000

		TOTAL FOOD & STAPLES RETAILING	6,490,000

FOOD, BEVERAGE & TOBACCO - 4.8%
425,000		ConAgra Foods, Inc	9,558,250
120,000		Corn Products International, Inc	5,106,000
450,000		Del Monte Foods Co	6,453,000
102,000		General Mills, Inc	3,829,080
265,000		H.J. Heinz Co	13,014,150
75,000		Hershey Co	3,711,750
250,000		Hormel Foods Corp	11,480,000
225,000		Lorillard, Inc	19,201,500
95,000	*	Ralcorp Holdings, Inc	5,895,700
125,000		Reynolds American, Inc	8,112,500
120,000		Sanderson Farms, Inc	5,037,600
350,000	*	Smithfield Foods, Inc	5,862,500
320,000		Tyson Foods, Inc (Class A)	4,976,000
310,000		Westway Group, Inc	1,100,500

		TOTAL FOOD, BEVERAGE & TOBACCO	103,338,530

HEALTH CARE EQUIPMENT & SERVICES - 4.0%
200,000	*	CareFusion Corp	4,828,000
117,000	*	DaVita, Inc	8,394,750

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

190,000	*	Edwards Lifesciences Corp	$12,142,900
320,000	*	Health Net, Inc	8,604,800
750,000	*	Healthsouth Corp	13,567,500
680,000	*	Hologic, Inc	10,893,600
128,000	*	Hospira, Inc	7,613,440
335,000	*	PSS World Medical, Inc	7,916,050
160,000		UnitedHealth Group, Inc	5,768,000
96,000		Universal Health Services, Inc (Class B)	3,961,920
70,000	*	WellPoint, Inc	3,803,800

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	87,494,760

HOUSEHOLD & PERSONAL PRODUCTS - 1.4%
625,000		Alberto-Culver Co	23,306,250
37,000		Clorox Co	2,462,350
192,288		Nu Skin Enterprises, Inc (Class A)	5,884,013

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	31,652,613

INSURANCE - 8.3%
145,000		ACE Ltd	8,615,900
275,000		AON Corp	10,931,250
115,000	*	Arch Capital Group Ltd	9,934,850
142,000		Aspen Insurance Holdings Ltd	4,028,540
255,000		Axis Capital Holdings Ltd	8,672,550
116,373		Cincinnati Financial Corp	3,426,021
91,000		Everest Re Group Ltd	7,669,480
103,000		Hanover Insurance Group, Inc	4,660,750
400,000		Hartford Financial Services Group, Inc	9,592,000
370,000		Lincoln National Corp	9,057,600
490,000		Marsh & McLennan Cos, Inc	12,240,200
330,000		Max Capital Group Ltd	6,666,000
154,000		PartnerRe Ltd	12,215,280
270,000		Principal Financial Group	7,246,800
420,000		Progressive Corp	8,887,200
181,547		Prudential Financial, Inc	9,545,741
195,000		RenaissanceRe Holdings Ltd	11,750,700
380,000		UnumProvident Corp	8,519,600
170,000		Validus Holdings Ltd	4,821,200
960,000		XL Capital Ltd	20,304,001

		TOTAL INSURANCE	178,785,663

MATERIALS - 8.9%
53,000		Agrium, Inc	4,691,030
167,000		Airgas, Inc	11,845,310
145,000		Anglo American plc (London)	6,756,473
227,000		Ashland, Inc	11,720,010
60,000		CF Industries Holdings, Inc	7,351,800
340,000	*	Crown Holdings, Inc	10,944,600
295,000		Cytec Industries, Inc	14,608,400
650,000	*	Ferro Corp	8,918,000
62,533		FMC Corp	4,571,162
420,000	*	Georgia Gulf Corp	8,496,600
398,172	*	Graham Packaging Co, Inc	4,750,192

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

1,429,655		MacArthur Coal Ltd	$16,833,030
139,186		MeadWestvaco Corp	3,581,256
335,000	*	Pactiv Corp	11,115,300
98,000		PPG Industries, Inc	7,516,600
100,000		Schnitzer Steel Industries, Inc (Class A)	5,169,000
330,000	*	Solutia, Inc	5,976,300
350,000		Temple-Inland, Inc	7,252,000
265,000		Walter Energy, Inc	23,309,400
505,000	*	WR Grace & Co	16,190,300

		TOTAL MATERIALS	191,596,763

MEDIA - 3.4%
370,000		Cablevision Systems Corp (Class A)	9,893,800
965,000		CBS Corp (Class B)	16,337,450
690,000		DISH Network Corp (Class A)	13,703,400
1,200,000	*	Interpublic Group of Cos, Inc	12,420,000
325,000	*	Liberty Global, Inc (Class A)	12,281,750
570,000		Pearson plc	8,717,831

		TOTAL MEDIA	73,354,231

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 3.0%
750,000	*	Biovitrum AB	4,502,481
135,594	*	Bruker BioSciences Corp	2,032,554
320,000	*	Forest Laboratories, Inc	10,576,000
560,000		Laboratorios Almirall S.A.	5,299,975
45,000		Lonza Group AG.	3,939,586
220,000	*	Mylan Laboratories, Inc	4,470,400
465,000		PerkinElmer, Inc	10,904,250
107,000		Shire plc (ADR)	7,500,700
130,000	*	Theravance, Inc	2,649,400
330,000	*	Vanda Pharmaceuticals, Inc	2,412,300
85,354		Warner Chilcott plc	2,051,910
220,000	*	Watson Pharmaceuticals, Inc	10,263,000

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	66,602,556

REAL ESTATE - 7.6%
1,103,441		Annaly Mortgage Management, Inc	19,541,940
225,000		Boston Properties, Inc	19,392,750
60,000		Brookfield Properties Corp	1,043,400
2,450,000		Chimera Investment Corp	10,045,000
350,000		Equity Residential	17,020,500
60,000		Essex Property Trust, Inc	6,777,600
185,000	*	Forest City Enterprises, Inc (Class A)	2,699,150
190,000	*	Forestar Real Estate Group, Inc	3,249,000
750,000		Host Marriott Corp	11,917,500
265,000		Kilroy Realty Corp	9,055,050
570,000		Kimco Realty Corp	9,821,100
100,000		Plum Creek Timber Co, Inc	3,684,000
63,000		Public Storage, Inc	6,250,860
90,000		Rayonier, Inc	4,698,000
90,000		Regency Centers Corp	3,796,200
90,000		SL Green Realty Corp	5,914,800

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

130,000		Taubman Centers, Inc	$6,034,600
225,654		Vornado Realty Trust	19,719,903
220,000		Weingarten Realty Investors	5,308,600

		TOTAL REAL ESTATE	165,969,953

RETAILING - 3.6%
137,000	*	Children’s Place Retail Stores, Inc	6,036,220
460,000		Foot Locker, Inc	7,327,800
310,000		Gap, Inc	5,893,100
470,000	*	Liberty Media Holding Corp (Interactive A)	6,937,200
565,000		Limited Brands, Inc	16,605,350
730,000		Macy’s, Inc	17,257,200
160,000		Nordstrom, Inc	6,161,600
315,000		RadioShack Corp	6,340,950
130,000		TJX Companies, Inc	5,965,700

		TOTAL RETAILING	78,525,120

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.2%
110,000		Analog Devices, Inc	3,703,700
410,000	*	Fairchild Semiconductor International, Inc	4,620,699
144,131	*	Marvell Technology Group Ltd	2,783,170
191,633		Maxim Integrated Products, Inc	4,150,771
400,000	*	Micron Technology, Inc	3,308,000
70,000	*	Nvidia Corp	842,100
219,329	*	NXP Semiconductors NV	2,892,950
350,000	*	Teradyne, Inc	3,934,000

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	26,235,390

SOFTWARE & SERVICES - 2.4%
114,000	*	Alliance Data Systems Corp	6,922,080
90,000	*	AOL, Inc	2,401,200
110,000	*	CACI International, Inc (Class A)	5,513,200
253,655		Computer Sciences Corp	12,441,778
355,610		Earthlink, Inc	3,196,934
270,000	*	IAC/InterActiveCorp	7,533,000
250,000	*	Teradata Corp	9,840,000
195,000		Western Union Co	3,432,000

		TOTAL SOFTWARE & SERVICES	51,280,192

TECHNOLOGY HARDWARE & EQUIPMENT - 2.2%
146,000	*	Arrow Electronics, Inc	4,323,060
65,559	*	Juniper Networks, Inc	2,123,456
569,988	*	Seagate Technology, Inc	8,350,324
450,000		Tellabs, Inc	3,069,000
180,000		Tyco Electronics Ltd	5,702,400
2,080,000		Xerox Corp	24,336,000

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	47,904,240

TELECOMMUNICATION SERVICES - 3.0%
448,000		CenturyTel, Inc	18,538,240
1,905,000		Frontier Communications Corp	16,725,900

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

100,000	*	NII Holdings, Inc (Class B)	$4,181,000
2,725,000		Qwest Communications International, Inc	17,985,000
2,330,000	*	Sprint Nextel Corp	9,599,600

		TOTAL TELECOMMUNICATION SERVICES	67,029,740

TRANSPORTATION - 2.3%
90,000	*	Alaska Air Group, Inc	4,752,000
510,000	*	AMR Corp	4,018,800
248,926		Baltic Trading Ltd	2,815,353
107,000		CSX Corp	6,575,150
350,000	*	Delta Air Lines, Inc	4,861,500
55,000		FedEx Corp	4,824,600
195,000	*	Genco Shipping & Trading Ltd	3,227,250
130,000	*	Kansas City Southern Industries, Inc	5,696,600
50,000		Norfolk Southern Corp	3,074,500
351,750	*	UAL Corp	10,214,820

		TOTAL TRANSPORTATION	50,060,573

UTILITIES - 9.6%
335,000		Allegheny Energy, Inc	7,772,000
195,000		American Electric Power Co, Inc	7,300,800
239,516		American Water Works Co, Inc	5,719,642
850,000		Centerpoint Energy, Inc	14,076,000
420,000		CMS Energy Corp	7,719,600
290,000		Constellation Energy Group, Inc	8,769,600
200,000		DTE Energy Co	9,352,000
330,000		Edison International	12,177,000
78,000		Energen Corp	3,481,920
87,000		Entergy Corp	6,484,110
80,000		NextEra Energy, Inc	4,403,200
235,000		Northeast Utilities	7,350,800
380,000		NorthWestern Corp	11,312,600
300,000	*	NRG Energy, Inc	5,973,000
450,000		NV Energy, Inc	6,147,000
285,000		PG&E Corp	13,628,700
490,000		PPL Corp	13,181,000
360,000		Progress Energy, Inc	16,200,000
345,000		Public Service Enterprise Group, Inc	11,160,750
186,590		Questar Corp	3,166,432
375,000	*	Reliant Energy, Inc	1,410,000
305,000		Sempra Energy	16,311,400
715,000		Xcel Energy, Inc	17,059,900

		TOTAL UTILITIES	210,157,454

		TOTAL COMMON STOCKS	2,138,458,450

		(Cost $1,896,522,406)

TIAA-CREF FUNDS - Mid-Cap Value Fund

PRINCIPAL	ISSUER	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 0.3%
GOVERNMENT AGENCY DEBT - 0.3%
$ 5,545,000	Federal Home Loan Bank (FHLB)	11/01/10	$5,545,000

		5,545,000

	TOTAL SHORT-TERM INVESTMENTS	5,545,000

	(Cost $5,545,000)

	TOTAL INVESTMENTS - 98.4%	2,144,003,450
	(Cost $1,902,067,406)
	OTHER ASSETS & LIABILITIES, NET - 1.6%	34,389,952

	NET ASSETS - 100.0%	$2,178,393,402

	Abbreviation(s):
	ADR - American Depositary Receipt

*	Non-income producing.
m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS - Small-Cap Equity Fund

TIAA-CREF FUNDS
SMALL-CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
October 31, 2010

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.0%

AUTOMOBILES & COMPONENTS - 1.2%
321,100	*	American Axle & Manufacturing Holdings, Inc	$2,960,542
66,219		Cooper Tire & Rubber Co	1,298,555
292,551	*	Dana Holding Corp	4,139,597
63,100	*	Fuel Systems Solutions, Inc	2,585,838
71,796		Standard Motor Products, Inc	763,191
20,800	*	Tenneco, Inc	678,496

		TOTAL AUTOMOBILES & COMPONENTS	12,426,219

BANKS - 6.4%
20,000		1st Source Corp	353,400
1,621	*	Beneficial Mutual Bancorp, Inc	11,898
33,800		Berkshire Hills Bancorp, Inc	653,692
244,765		Boston Private Financial Holdings, Inc	1,397,608
123,208		Brookline Bancorp, Inc	1,200,046
46,800		Cathay General Bancorp	636,480
10,700		Century Bancorp, Inc	254,179
18,300		City Holding Co	580,110
51,620		Columbia Banking System, Inc	940,000
38,018		Community Bank System, Inc	888,481
80,656		CVB Financial Corp	613,792
35,800		Danvers Bancorp, Inc	538,074
70,000		Dime Community Bancshares	1,021,300
34,562	*	Doral Financial Corp	51,843
114,032		East West Bancorp, Inc	2,010,384
18,500		First Defiance Financial Corp	206,090
184,989		First Financial Bancorp	3,115,215
7,735		First Financial Bankshares, Inc	365,556
10,565		First Financial Holdings, Inc	110,404
27,100		First Interstate Bancsystem, Inc	351,216
26,400		First Merchants Corp	219,648
223,569		FirstMerit Corp	3,840,915
257,000		FNB Corp	2,184,500
2		Fulton Financial Corp	19
26,657		Hancock Holding Co	837,563
16,700		IBERIABANK Corp	869,235
10,211		Independent Bank Corp	239,856
126,379		International Bancshares Corp	2,164,872
28,770		Lakeland Bancorp, Inc	266,698
35,371		MainSource Financial Group, Inc	292,518
45,900		MB Financial, Inc	683,451
103,498		National Penn Bancshares, Inc	671,702
47,750		NBT Bancorp, Inc	1,052,888
196,742		NewAlliance Bancshares, Inc	2,536,004
243,295		Northwest Bancshares, Inc	2,758,965

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

20,100	*	Pinnacle Financial Partners, Inc	$229,341
82,393		Prosperity Bancshares, Inc	2,561,598
265,112		Provident Financial Services, Inc	3,351,017
201,171		Radian Group, Inc	1,526,888
18,618		Republic Bancorp, Inc (Class A)	380,552
13,529		SCBT Financial Corp	413,040
20,416	*	Signature Bank	862,372
31,643		Simmons First National Corp (Class A)	860,373
40,764		Southwest Bancorp, Inc	403,564
54,946		Sterling Bancorp	515,943
77,703	*	Sun Bancorp, Inc	306,927
305,599		Susquehanna Bancshares, Inc	2,414,232
109,815	*	SVB Financial Group	4,759,381
30,500	*	The Bancorp, Inc	228,445
30,100		Trico Bancshares	469,259
21,700		Trustmark Corp	479,353
93,567		UMB Financial Corp	3,467,593
10,000		Union Bankshares Corp	128,600
259,537	*	United Community Banks, Inc	508,693
44,108		United Financial Bancorp, Inc	597,222
20,600		WesBanco, Inc	342,166
241,184		Whitney Holding Corp	1,997,004
66,948		Wilshire Bancorp, Inc	449,221
111,527		Wintrust Financial Corp	3,339,118

		TOTAL BANKS	64,510,504

CAPITAL GOODS - 9.3%
73,346		A.O. Smith Corp	4,109,576
29,967	*	Aerovironment, Inc	703,026
29,679		Alamo Group, Inc	712,296
34,199	*	Altra Holdings, Inc	506,145
19,900	*	American Railcar Industries, Inc	306,659
15,285		American Science & Engineering, Inc	1,258,720
37,162		Ampco-Pittsburgh Corp	960,638
85,600		Apogee Enterprises, Inc	897,944
180,110		Applied Industrial Technologies, Inc	5,477,146
37,863	*	ArvinMeritor, Inc	627,769
83,639		Belden CDT, Inc	2,333,528
191,704	*	Blount International, Inc	2,875,560
139,534		Briggs & Stratton Corp	2,455,798
63,798	*	Ceradyne, Inc	1,519,030
44,989	*	Columbus McKinnon Corp	790,007
158,822		Comfort Systems USA, Inc	1,818,512
94,277		Cubic Corp	4,107,650
34,060	*	DXP Enterprises, Inc	648,502
131,545	*	Dycom Industries, Inc	1,407,532
177,170	*,d	EMCOR Group, Inc	4,579,845
86,603	*	EnPro Industries, Inc	3,043,229
365,694	*	Force Protection, Inc	2,051,543
54,279		Franklin Electric Co, Inc	1,960,015
582,013	*	GenCorp, Inc	2,834,403
143,625	*	GrafTech International Ltd	2,365,504

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

26,078		Graham Corp	$442,544
227,211		Great Lakes Dredge & Dock Corp	1,406,436
75,011	*	Greenbrier Cos, Inc	1,365,200
67,400	*	Griffon Corp	794,646
14,800	*	Hawk Corp	737,484
50,421		Heico Corp	2,509,957
13,900		Insteel Industries, Inc	119,401
40,011	*	Kadant, Inc	786,616
48,784		Kaman Corp	1,314,729
35,000		Kaydon Corp	1,220,450
26,800	*	Layne Christensen Co	748,792
26,440	*	LB Foster Co (Class A)	873,049
90,200		Lindsay Manufacturing Co	5,200,031
29,858	*	Michael Baker Corp	975,759
21,673		Mueller Industries, Inc	637,186
40,165		Nacco Industries, Inc (Class A)	3,986,778
3,938		Nordson Corp	307,243
34,100	*	Polypore International, Inc	1,134,507
53,385	*	Powell Industries, Inc	1,647,461
249,434		Quanex Building Products Corp	4,494,801
825		Seaboard Corp	1,529,591
23,100		Snap-On, Inc	1,178,100
19,449		Standex International Corp	523,762
46,997	*	Sterling Construction Co, Inc	573,363
90,717		Tennant Co	3,043,555
54,100	*	Titan Machinery, Inc	1,051,704
161,694	*	United Rentals, Inc	3,038,230
39,300		Watts Water Technologies, Inc (Class A)	1,382,181
108,800		Woodward Governor Co	3,409,792

		TOTAL CAPITAL GOODS	96,783,925

COMMERCIAL & PROFESSIONAL SERVICES - 2.0%
120,670		Administaff, Inc	3,162,760
58,496	*	APAC Customer Services, Inc	355,071
190,421		Brink’s Co	4,493,936
63,353	*	Consolidated Graphics, Inc	2,949,082
19,929	*	Exponent, Inc	636,134
15,900	*	Heritage-Crystal Clean, Inc	160,272
168,716	*	Tetra Tech, Inc	3,553,159
165,404	*	TrueBlue, Inc	2,323,926
29,112	*	United Stationers, Inc	1,636,094
51,765		Viad Corp	1,033,229
15,015		VSE Corp	529,279

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	20,832,942

CONSUMER DURABLES & APPAREL - 4.5%
101,071		American Greetings Corp (Class A)	1,957,745
39,500	*	Arctic Cat, Inc	525,745
210,000	*	Beazer Homes USA, Inc	852,600
53,206		Blyth, Inc	2,134,625
40,892		Brunswick Corp	646,911
47,005	*	Carter’s, Inc	1,170,425

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

91,100	*	Deckers Outdoor Corp	$5,292,910
552,800	*	Eastman Kodak Co	2,603,688
78,102	*	Jakks Pacific, Inc	1,472,223
54,555		Jones Apparel Group, Inc	788,865
34,759	*	Kenneth Cole Productions, Inc (Class A)	467,509
146,286	*	La-Z-Boy, Inc	1,136,642
370,400	*	Liz Claiborne, Inc	2,266,848
116,534		Oxford Industries, Inc	2,683,778
63,500		Polaris Industries, Inc	4,514,216
214,800	*	Quiksilver, Inc	895,716
9,500	*	RC2 Corp	200,450
116,009		Ryland Group, Inc	1,737,815
949,871	*	Standard-Pacific Corp	3,448,032
51,203	*	Steven Madden Ltd	2,165,887
203,081		Sturm Ruger & Co, Inc	3,180,248
139,284	*	Timberland Co (Class A)	2,922,178
22,332	*	Universal Electronics, Inc	470,312
66,201	*	Warnaco Group, Inc	3,515,935

		TOTAL CONSUMER DURABLES & APPAREL	47,051,303

CONSUMER SERVICES - 3.2%
60,011	*	American Public Education, Inc	1,677,908
85,831	*	California Pizza Kitchen, Inc	1,417,070
38,985	*	Capella Education Co	2,137,548
36,100		CBRL Group, Inc	1,945,429
156,900	*	Cheesecake Factory	4,568,928
163,403	*	Denny’s Corp	527,792
122,522	*	Domino’s Pizza, Inc	1,818,226
23,477	*	O’Charleys, Inc	176,078
46,740	*	Papa John’s International, Inc	1,207,294
85,263		PF Chang’s China Bistro, Inc	3,915,277
22,915	*	Pre-Paid Legal Services, Inc	1,379,025
76,043		Regis Corp	1,555,079
158,600		Sotheby’s (Class A)	6,953,024
22,937	*	Steiner Leisure Ltd	889,267
1		Stewart Enterprises, Inc (Class A)	6
161,021		Universal Technical Institute, Inc	3,115,756

		TOTAL CONSUMER SERVICES	33,283,707

DIVERSIFIED FINANCIALS - 2.5%
121,475		Advance America Cash Advance Centers, Inc	606,160
595,500	*	American Capital Ltd	4,156,590
122,003		BGC Partners, Inc (Class A)	846,701
454,117	*	Broadpoint Securities Group, Inc	1,021,763
36,783		Calamos Asset Management, Inc (Class A)	441,028
88,937		Cash America International, Inc	3,133,251
100,829	*	E*Trade Financial Corp	1,441,855
101,781		Evercore Partners, Inc (Class A)	3,090,071
148,953	*	Ezcorp, Inc (Class A)	3,199,510
19,700		GAMCO Investors, Inc (Class A)	843,948
118,500		MCG Capital Corp	750,105
172,822	*	PHH Corp	3,330,280

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

8,700	*	Portfolio Recovery Associates, Inc	$583,335
28,900		Qc Holdings, Inc	108,953
40,700	*	World Acceptance Corp	1,756,205

		TOTAL DIVERSIFIED FINANCIALS	25,309,755

ENERGY - 5.1%
90,649	*	Basic Energy Services, Inc	1,002,578
91,503	*	Bill Barrett Corp	3,454,238
10,500	*	Bolt Technology Corp	116,655
239,577	*	Cal Dive International, Inc	1,212,260
223,153	*	Cloud Peak Energy, Inc	3,876,168
239,106	*	Complete Production Services, Inc	5,602,253
47,612	*	Contango Oil & Gas Co	2,503,915
42,901	*	Dawson Geophysical Co	1,065,661
52,274	*	ENGlobal Corp	151,072
8,615	*	Geokinetics, Inc	58,754
46,700		Gulf Island Fabrication, Inc	1,066,628
99,300	*	Gulfport Energy Corp	1,654,338
579,100	*	Hercules Offshore, Inc	1,366,676
125,160	*	James River Coal Co	2,166,520
259,048	*	McMoRan Exploration Co	4,362,368
273,277	*	Patriot Coal Corp	3,686,507
58,100	*	Petroleum Development Corp	1,813,301
359,041	*	Petroquest Energy, Inc	2,003,449
288,273	*	Stone Energy Corp	4,505,706
352,922	*	Tetra Technologies, Inc	3,444,519
44,310	*	TGC Industries, Inc	163,947
132,500	*	USEC, Inc	711,525
264,939		Vaalco Energy, Inc	1,557,841
274,848		W&T Offshore, Inc	2,990,346
14,077	*	Westmoreland Coal Co	149,498
163,163	*	Willbros Group, Inc	1,445,624
36,103		World Fuel Services Corp	1,019,188

		TOTAL ENERGY	53,151,535

FOOD & STAPLES RETAILING - 1.0%
91,362		Andersons, Inc	3,596,922
20,766		Casey’s General Stores, Inc	860,958
24,300		Nash Finch Co	1,018,170
126,065	*	Pantry, Inc	2,451,964
8,461		Village Super Market (Class A)	247,061
45,532		Weis Markets, Inc	1,773,927

		TOTAL FOOD & STAPLES RETAILING	9,949,002

FOOD, BEVERAGE & TOBACCO - 1.1%
303,684	*	Alliance One International, Inc	1,342,283
26,929	*	Boston Beer Co, Inc (Class A)	1,927,847
70,500	*	Chiquita Brands International, Inc	935,535
7,430		Coca-Cola Bottling Co Consolidated	396,168
104,654	*	Darling International, Inc	1,047,587
104,400	*	Dole Food Co, Inc	962,568
31,552		J&J Snack Foods Corp	1,352,634

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

10,400		Lancaster Colony Corp	$518,752
16,911		National Beverage Corp	241,827
96,100	*	Pilgrim’s Pride Corp	586,210
63,000		Sanderson Farms, Inc	2,644,740

		TOTAL FOOD, BEVERAGE & TOBACCO	11,956,151

HEALTH CARE EQUIPMENT & SERVICES - 6.3%
155,652	*	Align Technology, Inc	2,650,754
32,003	*	Almost Family, Inc	1,105,064
59,500	*	Amedisys, Inc	1,514,870
99,704	*	American Medical Systems Holdings, Inc	2,014,021
156,627	*	AMN Healthcare Services, Inc	830,123
94,774		Cantel Medical Corp	1,755,214
97,662	*	Catalyst Health Solutions, Inc	3,696,507
29,100	*	Conceptus, Inc	413,511
211,554	*	Continucare Corp	951,993
5,905	*	Cynosure, Inc (Class A)	60,113
64,702	*	DynaVox, Inc	362,331
44,700	*	Genoptix, Inc	760,794
92,188	*	Gentiva Health Services, Inc	2,146,137
83,822	*	Hanger Orthopedic Group, Inc	1,569,148
900	*	Healthsouth Corp	16,281
31,173	*	ICU Medical, Inc	1,137,815
116,591	*	Immucor, Inc	2,028,683
88,481		Invacare Corp	2,388,987
8,300	*	IRIS International, Inc	76,858
42,932	*	Kensey Nash Corp	1,157,447
102,600	*	Kindred Healthcare, Inc	1,407,672
86,745	*	Magellan Health Services, Inc	4,163,760
164,472	*	Medidata Solutions, Inc	3,064,113
109,466	*	Metropolitan Health Networks, Inc	464,136
154,755	*	Molina Healthcare, Inc	4,011,250
7,550	*	MWI Veterinary Supply, Inc	431,860
103,200	*	Omnicell, Inc	1,441,704
25,586	*	Orthofix International NV	716,664
171,188		Owens & Minor, Inc	4,875,433
33,523	*	Providence Service Corp	550,783
71,414	*	Quidel Corp	825,546
115,862	*	Sirona Dental Systems, Inc	4,362,204
64,339	*	Skilled Healthcare Group, Inc (Class A)	241,271
55,396	*	SonoSite, Inc	1,726,693
155,436		STERIS Corp	5,319,020
24,345	*	Synovis Life Technologies, Inc	365,175
51,757	*	Triple-S Management Corp (Class B)	873,141
136,806		Universal American Financial Corp	2,199,840
97,359	*	Wright Medical Group, Inc	1,298,769

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	64,975,685

HOUSEHOLD & PERSONAL PRODUCTS - 1.0%
74,175	*	Central Garden and Pet Co (Class A)	775,129
13,720		Inter Parfums, Inc	239,963
59,753	*	Medifast, Inc	1,426,902

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

176,818		Nu Skin Enterprises, Inc (Class A)	$5,410,630
78,195	*	Revlon, Inc (Class A)	892,987
23,154	*	USANA Health Sciences, Inc	1,016,924

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	9,762,535

INSURANCE - 3.6%
29,524		American Equity Investment Life Holding Co	320,335
21,100	*	American Safety Insurance Holdings Ltd	391,827
36,637		Argo Group International Holdings Ltd	1,270,938
68,013	*	CNA Surety Corp	1,309,250
595,900	*	Conseco, Inc	3,241,696
106,556	*	Crawford & Co (Class B)	272,783
86,774		FBL Financial Group, Inc (Class A)	2,270,008
114,241		First American Financial Corp	1,603,944
178,216		Flagstone Reinsurance Holdings Ltd	1,942,554
51,387	*	Hallmark Financial Services	459,400
252,572		Horace Mann Educators Corp	4,720,571
81,974		Maiden Holdings Ltd	627,101
111,376		Max Capital Group Ltd	2,249,795
230,599		Meadowbrook Insurance Group, Inc	1,990,069
314,413		Montpelier Re Holdings Ltd	5,760,047
136,468	*	National Financial Partners Corp	1,883,258
126,644		Platinum Underwriters Holdings Ltd	5,452,024
90,327		Selective Insurance Group, Inc	1,528,333

		TOTAL INSURANCE	37,293,933

MATERIALS - 5.1%
77,336		A. Schulman, Inc	1,678,191
39,400		Arch Chemicals, Inc	1,399,094
56,576	*	Clearwater Paper Corp	4,568,512
38,400	*	Coeur d’Alene Mines Corp	791,424
42,500		Domtar Corporation	3,372,800
218,000	*	Ferro Corp	2,990,960
982,710	*	Golden Star Resources Ltd	5,139,573
94,677	*	Hecla Mining Co	652,325
66,263	*	Innospec, Inc	1,121,833
33,047	*	Kapstone Paper and Packaging Corp	423,002
84,341		Minerals Technologies, Inc	4,948,286
50,187	*	OM Group, Inc	1,669,721
295,701	*	Omnova Solutions, Inc	2,359,694
354,304	*	PolyOne Corp	4,577,608
124,310	*	Rockwood Holdings, Inc	4,216,595
98,200	*	Senomyx, Inc	491,000
30,912	*	Solutia, Inc	559,816
41,491		Stepan Co	2,798,153
111,016	*	Stillwater Mining Co	1,976,085
64,432	*	Thompson Creek Metals Co, Inc	775,761
132,492	*	Wausau Paper Corp	1,118,232
169,290	*	WR Grace & Co	5,427,438

		TOTAL MATERIALS	53,056,103

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

MEDIA - 1.1%
52,500	*	AH Belo Corp (Class A)	$381,675
12,300		Arbitron, Inc	311,436
31,652	*	Carmike Cinemas, Inc	253,533
44,368	*	Global Sources Ltd	338,972
106,300		Harte-Hanks, Inc	1,284,104
255,404	*	Journal Communications, Inc (Class A)	1,177,412
57,467	*	Mediacom Communications Corp (Class A)	396,522
91,647		Scholastic Corp	2,699,004
84,500	*	Valassis Communications, Inc	2,788,500
119,929		World Wrestling Entertainment, Inc (Class A)	1,659,817

		TOTAL MEDIA	11,290,975

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.3%
107,354	*	Acorda Therapeutics, Inc	2,902,852
111,629	*	Adolor Corp	138,420
26,036	*	Affymax, Inc	132,003
260,028	*	Affymetrix, Inc	1,164,925
56,500	*	Alkermes, Inc	653,705
48,000	*	AMAG Pharmaceuticals, Inc	763,680
18,977	*	Ardea Biosciences, Inc	404,590
162,915	*	Arqule, Inc	899,291
72,900	*	Array Biopharma, Inc	236,196
142,353	*	AVANIR Pharmaceuticals, Inc	345,918
324,059	*	Bruker BioSciences Corp	4,857,644
99,501	*	Caliper Life Sciences, Inc	447,755
19,300	*	Caraco Pharmaceutical Laboratories Ltd	99,588
94,800	*	Celera Corp	540,360
33,800	*	Cornerstone Therapeutics, Inc	211,588
155,818	*	Cubist Pharmaceuticals, Inc	3,627,442
65,085	*	Depomed, Inc	318,266
70,296	*	Emergent Biosolutions, Inc	1,270,249
97,600	*	Enzon Pharmaceuticals, Inc	1,098,000
473,631	*	Exelixis, Inc	2,112,394
128,911	*	Impax Laboratories, Inc	2,428,683
188,700	*	Incyte Corp	3,143,742
119,196	*	Insmed, Inc	86,894
129,057	*	Inspire Pharmaceuticals, Inc	903,399
61,400	*	ISTA Pharmaceuticals, Inc	265,248
75,498	*	Ligand Pharmaceuticals, Inc (Class B)	122,307
19,500	*	Martek Biosciences Corp	428,025
36,800	*	Matrixx Initiatives, Inc	197,248
274,767	*	Medicines Co	3,508,775
159,577		Medicis Pharmaceutical Corp (Class A)	4,747,415
81,515	*	Medivation, Inc	941,498
150,200	*	Nektar Therapeutics	2,188,414
198,377	*	Neurocrine Biosciences, Inc	1,614,789
33,000	*	Novacea, Inc	204,270
140,529	*	NPS Pharmaceuticals, Inc	875,496
49,238	*	Obagi Medical Products, Inc	561,806
29,559	*	Onyx Pharmaceuticals, Inc	793,068
33,569	*	Osiris Therapeutics, Inc	246,732
89,838	*	Par Pharmaceutical Cos, Inc	2,920,633

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

113,400	*	Parexel International Corp	$2,438,100
195,493	*	Questcor Pharmaceuticals, Inc	2,398,699
36,272	*	Regeneron Pharmaceuticals, Inc	945,974
201,038	*	Santarus, Inc	629,249
42,600	*	Savient Pharmaceuticals, Inc	528,666
96,200	*	Sciclone Pharmaceuticals, Inc	324,194
168,857	*	Seattle Genetics, Inc	2,767,566
62,944	*	Spectrum Pharmaceuticals, Inc	267,512
115,100	*	SuperGen, Inc	319,978
53,939	*	Targacept, Inc	1,335,530
185,561	*	Vanda Pharmaceuticals, Inc	1,356,451
226,824	*	Viropharma, Inc	3,710,840

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	65,426,067

REAL ESTATE - 7.2%
76,897		Agree Realty Corp	1,960,874
2,972		Alexander’s, Inc	1,116,996
14,458		American Capital Agency Corp	415,234
45,100		BioMed Realty Trust, Inc	827,585
72,020		CBL & Associates Properties, Inc	1,129,274
32,800		Colonial Properties Trust	588,104
230,600		DiamondRock Hospitality Co	2,439,748
100,850		Equity Lifestyle Properties, Inc	5,740,381
198,155	*	FelCor Lodging Trust, Inc	1,218,653
368,014	*	First Industrial Realty Trust, Inc	2,697,543
83,456		Getty Realty Corp	2,379,331
242,266		Glimcher Realty Trust	1,819,418
158,092		Highwoods Properties, Inc	5,237,587
43,900		Invesco Mortgage Capital, Inc	947,801
17,919		Kilroy Realty Corp	612,292
185,300		LaSalle Hotel Properties	4,389,757
30,324		Lexington Corporate Properties Trust	235,921
78,173		LTC Properties, Inc	2,177,118
84,271		Mid-America Apartment Communities, Inc	5,143,059
52,701		Mission West Properties, Inc	353,097
88,180		National Health Investors, Inc	4,082,734
191,552		Omega Healthcare Investors, Inc	4,405,696
74,331		Parkway Properties, Inc	1,156,590
190,874		Pennsylvania Real Estate Investment Trust	2,723,772
64,011		PS Business Parks, Inc	3,793,292
45,170		Saul Centers, Inc	1,927,856
52,300		Sovran Self Storage, Inc	2,043,361
55,251		Sun Communities, Inc	1,801,735
76,071		Tanger Factory Outlet Centers, Inc	3,645,322
74,169		Urstadt Biddle Properties, Inc (Class A)	1,424,786
164,908		U-Store-It Trust	1,419,858
99,236		Washington Real Estate Investment Trust	3,178,529

		TOTAL REAL ESTATE	73,033,304

RETAILING - 3.9%
110,897	*	1-800-FLOWERS.COM, Inc (Class A)	199,615
246,972	*	AnnTaylor Stores Corp	5,754,447

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

201,466		Bebe Stores, Inc	$1,321,617
91,700		Brown Shoe Co, Inc	1,077,475
61,443		Cato Corp (Class A)	1,625,167
30,474	*	Citi Trends, Inc	639,345
153,759	*	Coldwater Creek, Inc	518,168
145,500	*	Collective Brands, Inc	2,230,515
33,797	*	Core-Mark Holding Co, Inc	1,115,301
85,200		Dillard’s, Inc (Class A)	2,173,452
131,431	*	DSW, Inc (Class A)	4,372,709
271,444		Finish Line, Inc (Class A)	4,153,093
17,122	*	Jo-Ann Stores, Inc	740,527
107,280	*	Kirkland’s, Inc	1,442,916
253,483	*	OfficeMax, Inc	4,486,649
175,540	*	Orbitz Worldwide, Inc	1,193,672
69,702	*	Overstock.com, Inc	934,704
100,100	*	Shutterfly, Inc	3,013,009
84,289	*	Stein Mart, Inc	791,474
22,000	*	Tuesday Morning Corp	105,380
73,578	*	Ulta Salon Cosmetics & Fragrance, Inc	2,258,109
149,400	*	Zale Corp	382,464

		TOTAL RETAILING	40,529,808

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.7%
270,539	*	Amkor Technology, Inc	1,950,586
47,100	*	Cabot Microelectronics Corp	1,819,473
126,500	*	Cirrus Logic, Inc	1,625,525
194,178	*	Entegris, Inc	1,161,184
126,214	*	FEI Co	2,746,417
264,793	*	GT Solar International, Inc	2,179,246
125,251	*	Integrated Silicon Solution, Inc	940,635
98,979	*	Kopin Corp	377,110
285,233	*	Kulicke & Soffa Industries, Inc	1,774,149
677,720	*	Lattice Semiconductor Corp	3,293,719
54,700	*	MEMSIC, Inc	163,553
64,927		Micrel, Inc	773,281
10,326	*	NVE Corp	496,990
121,544	*	Omnivision Technologies, Inc	3,297,489
125,100	*	Photronics, Inc	785,628
14,200		Power Integrations, Inc	485,072
540,706	*	RF Micro Devices, Inc	3,941,747
99,512	*	Tessera Technologies, Inc	1,963,372
123,626	*	Veeco Instruments, Inc	5,173,749
64,898	*	Volterra Semiconductor Corp	1,325,866
210,830	*	Zoran Corp	1,492,676

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	37,767,467

SOFTWARE & SERVICES - 8.6%
146,516	*	Actuate Corp	709,137
175,275	*	Acxiom Corp	3,076,076
38,400	*	Ancestry.com, Inc	1,024,128
31,400		Blackbaud, Inc	797,246
44,800	*	CACI International, Inc (Class A)	2,245,376

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

196,724	*	Commvault Systems, Inc	$5,691,226
111,635	*	CSG Systems International, Inc	2,170,184
20,900	*	Dynamics Research Corp	236,170
173,383		Earthlink, Inc	1,558,713
107,267	*	Euronet Worldwide, Inc	1,937,242
28,700	*	Forrester Research, Inc	949,109
149,523	*	Fortinet, Inc	4,485,690
30,028	*	j2 Global Communications, Inc	791,238
58,170	*	Kenexa Corp	1,063,929
117,000	*	Lionbridge Technologies	585,000
69,372	*	LogMeIn, Inc	2,756,150
130,100	*	Magma Design Automation, Inc	558,129
79,918	*	Manhattan Associates, Inc	2,459,876
32,400	*	Mantech International Corp (Class A)	1,270,404
72,535		MAXIMUS, Inc	4,397,797
42,500	*	MicroStrategy, Inc (Class A)	3,851,775
76,129	*	ModusLink Global Solutions, Inc	504,735
20,131	*	NCI, Inc (Class A)	375,242
23,609	*	Net 1 UEPS Technologies, Inc	291,099
92,794	*	Netscout Systems, Inc	2,177,875
21,265	*	Open Text Corp	940,551
2,700	*	OpenTable, Inc	165,645
170,994	*	Quest Software, Inc	4,474,913
80,883	*	RightNow Technologies, Inc	2,112,664
79,411	*	Rosetta Stone, Inc	1,838,365
145,416	*	S1 Corp	846,321
44,848	*	Saba Software, Inc	267,294
121,547	*	SolarWinds, Inc	2,206,078
145,944	*	Sourcefire, Inc	3,442,819
39,512	*	StarTek, Inc	161,209
13,402	*	SuccessFactors, Inc	363,462
4,164	*	TeleCommunication Systems, Inc (Class A)	22,527
122,122	*	TeleTech Holdings, Inc	1,853,812
230,396	*	THQ, Inc	921,584
321,763	*	TIBCO Software, Inc	6,184,286
189,231	*	Unisys Corp	4,361,775
224,700		United Online, Inc	1,388,646
246,812	*	Valueclick, Inc	3,396,133
163,100	*	VeriFone Holdings, Inc	5,517,673
129,579	*	Websense, Inc	2,607,129

		TOTAL SOFTWARE & SERVICES	89,036,432

TECHNOLOGY HARDWARE & EQUIPMENT - 7.8%
116,000	*	Acme Packet, Inc	4,587,800
35,100	*	ADC Telecommunications, Inc	445,419
27,500		Adtran, Inc	887,425
106,512	*	Agilysys, Inc	639,072
43,069		Anixter International, Inc	2,312,375
390,128	*	Arris Group, Inc	3,632,092
149,200	*	Aruba Networks, Inc	3,268,972
169,800	*	Blue Coat Systems, Inc	4,579,506
108,300	*	Brightpoint, Inc	811,167

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

73,655	*	Coherent, Inc	$3,090,563
184,671	*	Compellent Technologies, Inc	4,666,636
166,389		Comtech Telecommunications Corp	5,128,109
123,807	*	Cray, Inc	740,366
98,465		CTS Corp	999,420
210,837	*	Extreme Networks, Inc	672,570
242,881	*	Harris Stratex Networks, Inc (Class A)	1,105,109
93,800	*	Hutchinson Technology, Inc	319,858
176,550	*	InterDigital, Inc	5,926,784
83,500	*	Isilon Systems, Inc	2,377,245
13,737	*	Loral Space & Communications, Inc	764,189
38,440		MTS Systems Corp	1,259,679
70,745	*	Multi-Fineline Electronix, Inc	1,731,838
75,068	*	Netgear, Inc	2,312,845
113,805	*	Novatel Wireless, Inc	1,192,676
69,041	*	Oplink Communications, Inc	1,206,837
45,246	*	OSI Systems, Inc	1,628,856
31,535	*	PC Connection, Inc	265,525
178,855		Plantronics, Inc	6,417,316
331,421	*	Power-One, Inc	3,450,092
315,660	*	Quantum Corp	1,066,931
41,500		Richardson Electronics Ltd	449,030
104,880	*	Riverbed Technology, Inc	6,034,794
113,800	*	Sonus Networks, Inc	353,918
122,758	*	STEC, Inc	1,915,025
95,278	*	Symmetricom, Inc	593,582
51,085	*	Synaptics, Inc	1,375,719
59,588	*	Vishay Precision Group, Inc	1,012,996
108,600	*	Xyratex Ltd	1,681,128

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	80,903,464

TELECOMMUNICATION SERVICES - 1.0%
26,053		Atlantic Tele-Network, Inc	1,101,000
80,367	*	Cbeyond Communications, Inc	1,088,973
89,235	*	Global Crossing Ltd	1,213,596
38,400	*	IDT Corp (Class B)	563,712
173,700	*	Neutral Tandem, Inc	2,539,493
183,968	*	PAETEC Holding Corp	776,345
99,119		USA Mobility, Inc	1,668,173
277,832	*	Vonage Holdings Corp	708,472

		TOTAL TELECOMMUNICATION SERVICES	9,659,764

TRANSPORTATION - 3.4%
239,870	*	Airtran Holdings, Inc	1,775,038
66,938	*	Alaska Air Group, Inc	3,534,326
22,209	*	Amerco, Inc	1,828,245
19,459	*	American Commercial Lines, Inc	645,066
100,465		Arkansas Best Corp	2,544,778
82,211	*	Atlas Air Worldwide Holdings, Inc	4,296,346
105,430	*	Celadon Group, Inc	1,367,427
31,383	*	Dynamex, Inc	663,437
171,200	*	Excel Maritime Carriers Ltd	996,384

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

87,400	*	Genco Shipping & Trading Ltd	$1,446,470
266,136	*	Hawaiian Holdings, Inc	1,948,116
165,565		Heartland Express, Inc	2,468,574
467,000	*	JetBlue Airways Corp	3,259,660
20,500	*	PAM Transportation Services, Inc	225,090
64,100	*	Pinnacle Airlines	369,216
294,759	*	US Airways Group, Inc	3,475,209
175,700		Werner Enterprises, Inc	3,745,925

		TOTAL TRANSPORTATION	34,589,307

UTILITIES - 3.7%
179,189		Avista Corp	3,913,488
21,111		Black Hills Corp	672,174
60,100		Cleco Corp	1,879,327
18,519	*	El Paso Electric Co	455,567
128,230		Idacorp, Inc	4,718,864
89,130		Laclede Group, Inc	3,129,354
100,630		Nicor, Inc	4,793,007
248,865		Portland General Electric Co	5,201,279
168,061		Southwest Gas Corp	5,841,801
126,868		Unisource Energy Corp	4,449,261
99,855		WGL Holdings, Inc	3,849,410

		TOTAL UTILITIES	38,903,532

		TOTAL COMMON STOCKS	1,021,483,419

		(Cost $917,138,161)

PRINCIPAL	ISSUER	MATURITY DATE

SHORT-TERM INVESTMENTS - 0.9%
GOVERNMENT AGENCY DEBT - 0.9%
$9,390,000	Federal Home Loan Bank, (FHLB)	11/01/10	9,390,000

			9,390,000

	TOTAL SHORT-TERM INVESTMENTS		9,390,000

	(Cost $9,390,000)

	TOTAL INVESTMENTS - 99.9%		1,030,873,419
	(Cost $926,528,161)
	OTHER ASSETS & LIABILITIES, NET - 0.1%		1,467,437

	NET ASSETS - 100.0%		$1,032,340,856

*	Non-income producing.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

TIAA-CREF FUNDS
LARGE-CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS
October 31, 2010

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.8%

AUTOMOBILES & COMPONENTS - 1.5%
2,832	*	Autoliv, Inc	$201,922
10,872	*	BorgWarner, Inc	610,028
596	*	Federal Mogul Corp (Class A)	11,819
338,366	*	Ford Motor Co	4,781,112
13,603		Gentex Corp	271,788
25,541	*	Goodyear Tire & Rubber Co	261,029
23,557		Harley-Davidson, Inc	722,729
63,467		Johnson Controls, Inc	2,228,961
1,508	*	Lear Corp (New)	133,307
1,736	*	Tesla Motors, Inc	37,914
3,437		Thor Industries, Inc	108,231
5,586	*	TRW Automotive Holdings Corp	255,224

		TOTAL AUTOMOBILES & COMPONENTS	9,624,064

BANKS - 0.0%
1,767		Bank of Hawaii Corp	76,317
118		Capitol Federal Financial	2,761
3,527		Hudson City Bancorp, Inc	41,090

		TOTAL BANKS	120,168

CAPITAL GOODS - 10.2%
72,231		3M Co	6,083,295
3,565	*	Aecom Technology Corp	94,437
3,392	*	Alliant Techsystems, Inc	258,606
10,688		Ametek, Inc	577,686
211	*	Armstrong World Industries, Inc	8,809
9,134	*	Babcock & Wilcox Co	208,438
62,012		Boeing Co	4,380,528
7,548		Bucyrus International, Inc (Class A)	514,472
470		Carlisle Cos, Inc	16,483
63,321		Caterpillar, Inc	4,977,032
4,253	*	Chicago Bridge & Iron Co NV	107,218
390	*	CNH Global NV	15,479
16,761		Cooper Industries plc	878,612
20,282		Cummins, Inc	1,786,844
50,331		Danaher Corp	2,182,352
40,734		Deere & Co	3,128,371
7,856		Donaldson Co, Inc	382,744
11,809		Dover Corp	627,058
4,446		Eaton Corp	394,938
76,000		Emerson Electric Co	4,172,399
13,246		Fastenal Co	681,904
4,786		Flowserve Corp	478,600
960		Fluor Corp	46,262

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

5,111		Gardner Denver, Inc	$295,518
1,260		GATX Corp	39,892
2,607	*	General Cable Corp	72,840
250,743		General Electric Co	4,016,903
3,431		Goodrich Corp	281,582
6,054		Graco, Inc	208,318
537		Harsco Corp	12,448
77,231		Honeywell International, Inc	3,638,352
2,425		Hubbell, Inc (Class B)	130,999
6,903		IDEX Corp	249,060
44,519		Illinois Tool Works, Inc	2,034,518
7,365	*	Jacobs Engineering Group, Inc	284,362
10,299		Joy Global, Inc	730,714
1,224		KBR, Inc	31,090
6,080		Kennametal, Inc	207,571
4,700		Lennox International, Inc	192,747
4,154		Lincoln Electric Holdings, Inc	248,243
24,490		Lockheed Martin Corp	1,745,892
13,754		Manitowoc Co, Inc	153,220
11,091		Masco Corp	118,230
4,259		MSC Industrial Direct Co (Class A)	242,507
7,264	*	Navistar International Corp	349,980
9,326	*	Oshkosh Truck Corp	275,210
6,446	*	Owens Corning, Inc	174,300
36,508		Paccar, Inc	1,871,400
11,756		Pall Corp	501,629
4,560		Parker Hannifin Corp	349,068
5,132		Pentair, Inc	167,970
14,371		Precision Castparts Corp	1,962,791
3,228		Regal-Beloit Corp	186,288
14,267		Rockwell Automation, Inc	889,833
8,333		Rockwell Collins, Inc	504,230
9,401		Roper Industries, Inc	652,711
4,926	*	Shaw Group, Inc	150,539
1,428	*	Spirit Aerosystems Holdings, Inc (Class A)	30,902
856		SPX Corp	57,403
14,427		Textron, Inc	300,370
843	*	Thomas & Betts Corp	36,713
6,215		Timken Co	257,425
3,328		Toro Co	188,897
5,120		TransDigm Group, Inc	339,302
7,630		Tyco International Ltd	292,076
86,368		United Technologies Corp	6,457,736
4,045	*	USG Corp	51,291
2,237		Valmont Industries, Inc	176,387
6,192		W.W. Grainger, Inc	767,994
6,218	*	WABCO Holdings, Inc	288,640
1,314	*	WESCO International, Inc	56,265
978		Westinghouse Air Brake Technologies Corp	45,810

		TOTAL CAPITAL GOODS	64,320,733

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

COMMERCIAL & PROFESSIONAL SERVICES - 0.7%
559		Avery Dennison Corp	$20,320
7,332	*	Copart, Inc	248,262
2,028	*	Corrections Corp of America	52,059
670		Covanta Holding Corp	10,573
5,118		Dun & Bradstreet Corp	380,830
3,816	*	FTI Consulting, Inc	135,315
5,012	*	IHS, Inc (Class A)	362,067
17,826		Iron Mountain, Inc	388,428
357	*	KAR Auction Services, Inc	4,598
14,297		Pitney Bowes, Inc	313,676
962		R.R. Donnelley & Sons Co	17,749
9,476		Republic Services, Inc	282,480
14,733		Robert Half International, Inc	399,412
8,680	*	Stericycle, Inc	622,702
870		Towers Watson & Co	44,735
10,618	*	Verisk Analytics, Inc	316,523
6,368		Waste Connections, Inc	259,432

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	3,859,161

CONSUMER DURABLES & APPAREL - 1.4%
31,130		Coach, Inc	1,556,500
1,844		Fortune Brands, Inc	99,668
5,410	*	Fossil, Inc	319,136
612		Garmin Ltd	20,098
9,564	*	Hanesbrands, Inc	237,187
3,401	*	Harman International Industries, Inc	114,104
13,063		Hasbro, Inc	604,164
8,716		Leggett & Platt, Inc	177,632
21,273		Mattel, Inc	496,299
597	*	Mohawk Industries, Inc	34,232
36,563		Nike, Inc (Class B)	2,977,692
581	*	NVR, Inc	364,525
5,751		Phillips-Van Heusen Corp	352,766
5,622		Polo Ralph Lauren Corp (Class A)	544,659
7,584	*	Tempur-Pedic International, Inc	261,648
6,162		Tupperware Corp	276,119
3,136		Whirlpool Corp	237,803

		TOTAL CONSUMER DURABLES & APPAREL	8,674,232

CONSUMER SERVICES - 3.6%
12,953	*	Apollo Group, Inc (Class A)	485,479
5,498	*	Bally Technologies, Inc	198,368
8,922		Brinker International, Inc	165,414
7,104	*	Career Education Corp	124,604
16,361		Carnival Corp	706,304
3,157	*	Chipotle Mexican Grill, Inc (Class A)	663,633
328		Choice Hotels International, Inc	12,474
14,066		Darden Restaurants, Inc	642,957
6,211		DeVry, Inc	297,259
4,192	*	Education Management Corp	50,304
14,720		H&R Block, Inc	173,549
6,466		Hillenbrand, Inc	138,954

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

30,426		International Game Technology	$474,341
928		International Speedway Corp (Class A)	21,196
3,608	*	ITT Educational Services, Inc	232,824
31,934	*	Las Vegas Sands Corp	1,465,132
27,149		Marriott International, Inc (Class A)	1,005,870
108,832		McDonald’s Corp	8,463,864
5,945	*	MGM Mirage	64,979
3,370	*	Panera Bread Co (Class A)	301,649
5,128	*	Royal Caribbean Cruises Ltd	202,761
75,250		Starbucks Corp	2,143,120
18,959		Starwood Hotels & Resorts Worldwide, Inc	1,026,440
1,321		Strayer Education, Inc	184,715
3,433		Weight Watchers International, Inc	114,971
12,086		Wendy’s/Arby’s Group, Inc (Class A)	55,596
5,701	*	WMS Industries, Inc	248,735
7,550		Wynn Resorts Ltd	809,134
47,088		Yum! Brands, Inc	2,333,681

		TOTAL CONSUMER SERVICES	22,808,307

DIVERSIFIED FINANCIALS - 3.2%
5,166	*	Affiliated Managers Group, Inc	442,261
106,091		American Express Co	4,398,533
5,048		Ameriprise Financial, Inc	260,931
1,342		BlackRock, Inc	229,469
743		CBOE Holdings, Inc	17,839
100,326		Charles Schwab Corp	1,545,020
11,508		Eaton Vance Corp	331,085
6,066		Federated Investors, Inc (Class B)	151,104
15,009		Franklin Resources, Inc	1,721,532
260	*	Green Dot Corp	13,208
3,063		Greenhill & Co, Inc	237,903
938	*	Interactive Brokers Group, Inc (Class A)	17,559
7,398	*	IntercontinentalExchange, Inc	849,808
13,834		Invesco Ltd	318,182
74,903		iShares Russell 1000 Growth Index Fund	4,036,524
2,869		Janus Capital Group, Inc	30,297
8,970		Lazard Ltd (Class A)	330,993
20,619		Moody’s Corp	557,950
48,673		Morgan Stanley	1,210,498
11,315	*	MSCI, Inc (Class A)	405,643
1,181	*	Nasdaq Stock Market, Inc	24,825
9,723		Northern Trust Corp	482,552
5,640		NYSE Euronext	172,810
14,969		SEI Investments Co	331,563
26,334		T Rowe Price Group, Inc	1,455,480
23,662	*	TD Ameritrade Holding Corp	404,384
8,646		Waddell & Reed Financial, Inc (Class A)	251,339

		TOTAL DIVERSIFIED FINANCIALS	20,229,292

ENERGY - 10.0%
1,798	*	Alpha Natural Resources, Inc	81,216
11,732		Arch Coal, Inc	288,490

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

5,712	*	Atlas America, Inc	$166,333
1,015	*	Atwood Oceanics, Inc	32,998
11,819		Baker Hughes, Inc	547,574
13,951	*	Cameron International Corp	610,356
10,831		Chevron Corp	894,749
8,409		Cimarex Energy Co	645,391
9,452	*	Concho Resources, Inc	649,069
57,612		ConocoPhillips	3,422,153
10,495		Consol Energy, Inc	385,796
2,810	*	Continental Resources, Inc	133,559
4,631		Core Laboratories NV	360,153
2,235		Diamond Offshore Drilling, Inc	147,868
7,676	*	Dresser-Rand Group, Inc	262,673
13,018		El Paso Corp	172,619
25,799		EOG Resources, Inc	2,469,480
13,518		Equitable Resources, Inc	506,114
14,470		EXCO Resources, Inc	214,590
711	*	Exterran Holdings, Inc	17,896
473,830		Exxon Mobil Corp	31,495,479
12,442	*	FMC Technologies, Inc	897,068
7,135	*	Forest Oil Corp	219,259
4,331		Frontline Ltd	124,516
92,295		Halliburton Co	2,940,519
2,692		Holly Corp	88,109
18,953		Marathon Oil Corp	674,158
729	*	Mariner Energy, Inc	18,167
18,850	*	McDermott International, Inc	290,856
2,261		Murphy Oil Corp	147,327
11,249	*	Nabors Industries Ltd	235,104
16,677		Occidental Petroleum Corp	1,311,313
280	*	Oil States International, Inc	14,314
20,923	*	PetroHawk Energy Corp	355,900
7,014	*	Pride International, Inc	212,664
2,226	*	Quicksilver Resources, Inc	33,323
15,950		Range Resources Corp	596,371
1,599	*	Rowan Cos, Inc	52,607
22,730	*	SandRidge Energy, Inc	124,333
120,634		Schlumberger Ltd	8,431,109
34,636	*	Southwestern Energy Co	1,172,429
4,345		St. Mary Land & Exploration Co	181,100
500	*	Superior Energy Services	13,810
15,227	*	Ultra Petroleum Corp	626,591
30,255	*	Weatherford International Ltd	508,587
478	*	Whiting Petroleum Corp	48,010
24,897		Williams Cos, Inc	535,783

		TOTAL ENERGY	63,357,883

FOOD & STAPLES RETAILING - 2.5%
755	*	BJ’s Wholesale Club, Inc	31,506
44,617		Costco Wholesale Corp	2,800,609
15,201		CVS Corp	457,854
4,193		Kroger Co	92,246

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

59,865		Sysco Corp	$1,763,623
89,621		Walgreen Co	3,036,359
124,769		Wal-Mart Stores, Inc	6,758,737
14,050	*	Whole Foods Market, Inc	558,488

		TOTAL FOOD & STAPLES RETAILING	15,499,422

FOOD, BEVERAGE & TOBACCO - 5.7%
122,896		Altria Group, Inc	3,124,016
8,530		Brown-Forman Corp (Class B)	518,709
11,346		Campbell Soup Co	411,293
158,963		Coca-Cola Co	9,747,611
19,550		Coca-Cola Enterprises, Inc	469,396
5,103		ConAgra Foods, Inc	114,766
7,756		Dr Pepper Snapple Group, Inc	283,482
3,446		Flowers Foods, Inc	87,804
39,905		General Mills, Inc	1,498,033
10,787	*	Green Mountain Coffee Roasters, Inc	355,863
13,580		H.J. Heinz Co	666,914
5,788	*	Hansen Natural Corp	296,403
9,115		Hershey Co	451,101
23,454		Kellogg Co	1,178,798
6,875		McCormick & Co, Inc	304,013
2,851		Mead Johnson Nutrition Co	167,696
93,945		PepsiCo, Inc	6,134,609
157,738		Philip Morris International, Inc	9,227,673
47,172		Sara Lee Corp	675,975

		TOTAL FOOD, BEVERAGE & TOBACCO	35,714,155

HEALTH CARE EQUIPMENT & SERVICES - 5.3%
7,029		Alcon, Inc	1,178,904
11,834	*	Allscripts Healthcare Solutions, Inc	225,911
29,164		AmerisourceBergen Corp	957,162
9,695		Bard (C.R.), Inc	805,848
50,020		Baxter International, Inc	2,546,018
23,939		Becton Dickinson & Co	1,807,873
2,298	*	Brookdale Senior Living, Inc	43,156
12,602		Cardinal Health, Inc	437,163
4,049	*	CareFusion Corp	97,743
6,890	*	Cerner Corp	605,149
6,579	*	Community Health Systems, Inc	197,896
746		Cooper Cos, Inc	36,808
50,657		Covidien plc	2,019,695
10,675	*	DaVita, Inc	765,931
14,744		Dentsply International, Inc	462,814
11,337	*	Edwards Lifesciences Corp	724,548
3,440	*	Emdeon, Inc	46,887
2,970	*	Emergency Medical Services Corp (Class A)	161,509
55,144	*	Express Scripts, Inc	2,675,588
5,196	*	Gen-Probe, Inc	251,642
25,043	*	Health Management Associates, Inc (Class A)	200,594
9,506	*	Henry Schein, Inc	533,762
5,321		Hill-Rom Holdings, Inc	206,189

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

16,597	*	Hospira, Inc	$987,190
5,890	*	Idexx Laboratories, Inc	353,164
3,919	*	Intuitive Surgical, Inc	1,030,501
2,192	*	Inverness Medical Innovations, Inc	64,774
496	*	Kinetic Concepts, Inc	18,863
10,631	*	Laboratory Corp of America Holdings	864,513
9,693		Lincare Holdings, Inc	254,150
11,730		McKesson Corp	773,945
43,777	*	Medco Health Solutions, Inc	2,299,606
85,753		Medtronic, Inc	3,019,362
1,122		Omnicare, Inc	27,063
10,486		Patterson Cos, Inc	289,938
4,548	*	Pediatrix Medical Group, Inc	269,287
12,909		Quest Diagnostics, Inc	634,348
15,249	*	Resmed, Inc	485,986
32,694	*	St. Jude Medical, Inc	1,252,180
32,111		Stryker Corp	1,589,173
6,380	*	SXC Health Solutions Corp	248,565
556		Teleflex, Inc	30,997
36,152	*	Tenet Healthcare Corp	157,623
5,618	*	Thoratec Corp	183,372
550		Universal Health Services, Inc (Class B)	22,699
12,360	*	Varian Medical Systems, Inc	781,399
8,537	*	VCA Antech, Inc	176,460

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	32,803,948

HOUSEHOLD & PERSONAL PRODUCTS - 1.6%
2,186		Alberto-Culver Co	81,516
42,861		Avon Products, Inc	1,305,117
7,144		Church & Dwight Co, Inc	470,432
13,499		Clorox Co	898,358
41,533		Colgate-Palmolive Co	3,203,026
11,032		Estee Lauder Cos (Class A)	785,147
6,096		Herbalife Ltd	389,291
33,512		Kimberly-Clark Corp	2,122,650
17,535		Procter & Gamble Co	1,114,700

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	10,370,237

INSURANCE - 1.0%
5,279		ACE Ltd	313,678
44,757		Aflac, Inc	2,501,469
5,923		AON Corp	235,439
516	*	Arch Capital Group Ltd	44,577
3,139		Arthur J. Gallagher & Co	88,394
3,323		Axis Capital Holdings Ltd	113,015
6,464		Brown & Brown, Inc	144,083
445		Endurance Specialty Holdings Ltd	18,423
1,961		Erie Indemnity Co (Class A)	112,130
9,820	*	Genworth Financial, Inc (Class A)	111,359
3,273		Hartford Financial Services Group, Inc	78,487
50,721		Marsh & McLennan Cos, Inc	1,267,011
20,438		Metlife, Inc	824,265

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

5,622		Travelers Cos, Inc	$310,334
1,065		Validus Holdings Ltd	30,203

		TOTAL INSURANCE	6,192,867

MATERIALS - 5.0%
21,483		Air Products & Chemicals, Inc	1,825,411
8,362		Airgas, Inc	593,117
2,947		AK Steel Holding Corp	37,103
8,914		Albemarle Corp	446,859
14,762		Alcoa, Inc	193,825
9,934		Allegheny Technologies, Inc	523,422
777		Ashland, Inc	40,117
1,898		Ball Corp	122,155
4,515		Carpenter Technology Corp	161,005
15,874		Celanese Corp (Series A)	565,908
5,155		CF Industries Holdings, Inc	631,642
13,550		Cleveland-Cliffs, Inc	883,460
3,377		Compass Minerals International, Inc	266,344
16,325	*	Crown Holdings, Inc	525,502
31,602		Du Pont (E.I.) de Nemours & Co	1,494,143
4,324		Eagle Materials, Inc	101,441
1,530		Eastman Chemical Co	120,212
23,637		Ecolab, Inc	1,165,777
5,070		FMC Corp	370,617
47,544		Freeport-McMoRan Copper & Gold, Inc (Class B)	4,501,466
8,067		International Flavors & Fragrances, Inc	404,641
34,052		International Paper Co	860,835
6,825		Lubrizol Corp	699,494
4,431		Martin Marietta Materials, Inc	356,607
55,403		Monsanto Co	3,292,046
16,246		Mosaic Co	1,188,557
12,638		Nalco Holding Co	356,139
47,959		Newmont Mining Corp	2,919,264
13,713		Nucor Corp	524,111
5,100	*	Owens-Illinois, Inc	142,953
12,094	*	Pactiv Corp	401,279
2,867		PPG Industries, Inc	219,899
30,992		Praxair, Inc	2,830,809
686		Reliance Steel & Aluminum Co	28,709
1,210		Royal Gold, Inc	59,907
6,485		RPM International, Inc	134,304
398		Schnitzer Steel Industries, Inc (Class A)	20,573
4,481		Scotts Miracle-Gro Co (Class A)	239,285
5,747		Sherwin-Williams Co	419,359
11,210		Sigma-Aldrich Corp	710,938
16,926		Southern Copper Corp (NY)	724,433
2,827		Temple-Inland, Inc	58,575
8,610	*	Titanium Metals Corp	169,273
2,746		United States Steel Corp	117,501
891		Valspar Corp	28,601
4,298		Walter Energy, Inc	378,052

		TOTAL MATERIALS	31,855,670

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

MEDIA - 1.8%
7,219		CBS Corp (Class B)	$122,218
89,571	*	DIRECTV	3,892,755
21,135	*	Discovery Communications, Inc (Class A)	942,832
7,242	*	DreamWorks Animation SKG, Inc (Class A)	255,643
49,155	*	Interpublic Group of Cos, Inc	508,754
4,222		John Wiley & Sons, Inc (Class A)	182,222
1,073	*	Lamar Advertising Co (Class A)	36,471
1,739	*	Madison Square Garden, Inc	36,154
22,159		McGraw-Hill Cos, Inc	834,286
1,368		Meredith Corp	46,444
2,380	*	Morningstar, Inc	116,192
47,785		News Corp (Class A)	690,971
25,216		Omnicom Group, Inc	1,108,495
1,676		Regal Entertainment Group (Class A)	22,626
9,052		Scripps Networks Interactive (Class A)	460,656
405,411	*	Sirius XM Radio, Inc	606,089
12,271		Thomson Corp	469,366
23,490		Time Warner, Inc	763,660
12,108		Viacom, Inc (Class B)	467,248

		TOTAL MEDIA	11,563,082

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4.6%
140,924		Abbott Laboratories	7,232,221
8,972	*	Alexion Pharmaceuticals, Inc	612,788
30,649		Allergan, Inc	2,219,294
14,698	*	Amylin Pharmaceuticals, Inc	191,515
10,045	*	BioMarin Pharmaceuticals, Inc	262,777
46,430	*	Celgene Corp	2,881,910
1,411	*	Charles River Laboratories International, Inc	46,238
6,452	*	Covance, Inc	303,179
14,405	*	Dendreon Corp	525,783
23,811		Eli Lilly & Co	838,147
20,529	*	Genzyme Corp	1,480,757
84,417	*	Gilead Sciences, Inc	3,348,822
18,777	*	Human Genome Sciences, Inc	504,726
12,185	*	Illumina, Inc	661,768
42,102		Johnson & Johnson	2,680,634
12,935	*	Life Technologies Corp	649,078
3,459	*	Mettler-Toledo International, Inc	451,607
26,161	*	Mylan Laboratories, Inc	531,592
10,282	*	Myriad Genetics, Inc	204,920
5,363		PerkinElmer, Inc	125,762
8,113		Perrigo Co	534,484
10,288		Pharmaceutical Product Development, Inc	265,533
7,604	*	Regeneron Pharmaceuticals, Inc	198,312
5,139	*	Talecris Biotherapeutics Holdings Corp	126,008
3,953		Techne Corp	240,817
5,115	*	United Therapeutics Corp	306,900
20,230	*	Vertex Pharmaceuticals, Inc	775,416
8,882		Warner Chilcott plc	213,523

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

9,299	*	Waters Corp	$689,336

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	29,103,847

REAL ESTATE - 1.1%
1,288		AMB Property Corp	36,309
5,839		Apartment Investment & Management Co (Class A)	136,107
28,627	*	CB Richard Ellis Group, Inc (Class A)	525,305
8,276		Digital Realty Trust, Inc	494,325
1,611		Equity Residential	78,343
1,228		Essex Property Trust, Inc	138,715
3,763		Federal Realty Investment Trust	308,491
20,188	b	General Growth Properties, Inc	339,158
4,274		Jones Lang LaSalle, Inc	333,628
6,755		Plum Creek Timber Co, Inc	248,854
4,297		Prologis	58,654
12,884		Public Storage, Inc	1,278,351
2,420		Rayonier, Inc	126,324
20,472		Simon Property Group, Inc	1,965,722
8,303	*	St. Joe Co	167,638
953		UDR, Inc	21,423
4,161		Ventas, Inc	222,863
1,295		Vornado Realty Trust	113,170

		TOTAL REAL ESTATE	6,593,380

RETAILING - 6.2%
4,427		Aaron Rents, Inc	83,493
7,044		Abercrombie & Fitch Co (Class A)	301,906
8,825		Advance Auto Parts	573,449
9,500	*	Aeropostale, Inc	231,610
35,395	*	Amazon.com, Inc	5,845,130
5,801		American Eagle Outfitters, Inc	92,874
2,025	*	Autonation, Inc	47,021
2,728	*	Autozone, Inc	648,255
26,339	*	Bed Bath & Beyond, Inc	1,156,282
32,882		Best Buy Co, Inc	1,413,268
7,909	*	Big Lots, Inc	248,105
22,376	*	Carmax, Inc	693,432
19,235		Chico’s FAS, Inc	186,964
8,953	*	Dick’s Sporting Goods, Inc	258,025
6,826	*	Dollar General Corp	192,425
13,117	*	Dollar Tree, Inc	673,033
8,272		Expedia, Inc	239,474
13,845		Family Dollar Stores, Inc	639,224
37,756		Gap, Inc	717,742
6,567		Guess ?, Inc	255,588
171,742		Home Depot, Inc	5,303,392
5,430	*	J Crew Group, Inc	173,706
8,085		JC Penney Co, Inc	252,090
22,727	*	Kohl’s Corp	1,163,622
26,728		Limited Brands, Inc	785,536
15,296	*	LKQ Corp	332,535
110,673		Lowe’s Cos, Inc	2,360,655

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

4,904		Macy’s, Inc	$115,931
4,166	*	NetFlix, Inc	722,801
16,730		Nordstrom, Inc	644,272
4,502	*	Office Depot, Inc	20,214
14,345	*	O’Reilly Automotive, Inc	839,183
11,970		Petsmart, Inc	448,037
4,791	*	Priceline.com, Inc	1,805,297
12,243		Ross Stores, Inc	722,215
73,028		Staples, Inc	1,494,883
74,332		Target Corp	3,860,805
12,646		Tiffany & Co	670,238
41,154		TJX Companies, Inc	1,888,557
7,468		Tractor Supply Co	295,733
12,372	*	Urban Outfitters, Inc	380,686
9,390		Williams-Sonoma, Inc	303,954

		TOTAL RETAILING	39,081,642

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.0%
23,417	*	Advanced Micro Devices, Inc	171,647
30,859		Altera Corp	963,109
30,282		Analog Devices, Inc	1,019,595
136,043		Applied Materials, Inc	1,681,491
6,934	*	Atheros Communications, Inc	215,231
42,002	*	Atmel Corp	372,138
11,042	*	Avago Technologies Ltd	272,517
50,197		Broadcom Corp (Class A)	2,045,027
10,760	*	Cree, Inc	551,880
16,144	*	Cypress Semiconductor Corp	227,630
5,746	*	First Solar, Inc	791,109
385,090		Intel Corp	7,728,757
4,271		Intersil Corp (Class A)	55,907
830		Kla-Tencor Corp	29,648
12,700	*	Lam Research Corp	581,533
23,370		Linear Technology Corp	753,215
55,727	*	Marvell Technology Group Ltd	1,076,088
30,300		Maxim Integrated Products, Inc	656,298
10,141	*	MEMC Electronic Materials, Inc	130,008
18,446		Microchip Technology, Inc	593,592
22,281		National Semiconductor Corp	305,250
8,306	*	Novellus Systems, Inc	242,618
57,248	*	Nvidia Corp	688,693
41,910	*	ON Semiconductor Corp	321,450
1,080	*	PMC - Sierra, Inc	8,305
10,577	*	Rambus, Inc	209,107
4,647	*	Silicon Laboratories, Inc	185,415
17,969	*	Skyworks Solutions, Inc	411,670
5,198	*	Sunpower Corp (Class A)	70,901
17,649	*	Teradyne, Inc	198,375
55,924		Texas Instruments, Inc	1,653,673
7,470	*	Varian Semiconductor Equipment Associates, Inc	244,045
26,466		Xilinx, Inc	709,553

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	25,165,475

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

SOFTWARE & SERVICES - 15.2%
62,162		Accenture plc	$2,779,263
14,064		Activision Blizzard, Inc	161,314
53,736	*	Adobe Systems, Inc	1,512,668
18,483	*	Akamai Technologies, Inc	955,017
5,204	*	Alliance Data Systems Corp	315,987
5,868	*	Amdocs Ltd	180,030
9,184	*	Ansys, Inc	415,576
22,938	*	Autodesk, Inc	829,897
51,357		Automatic Data Processing, Inc	2,281,278
18,535	*	BMC Software, Inc	842,601
11,638		Broadridge Financial Solutions, Inc	256,036
31,685		CA, Inc	735,409
26,986	*	Cadence Design Systems, Inc	228,571
18,913	*	Citrix Systems, Inc	1,211,756
30,185	*	Cognizant Technology Solutions Corp (Class A)	1,967,760
11,367	*	Compuware Corp	113,784
3,501		DST Systems, Inc	151,488
44,337	*	eBay, Inc	1,321,685
31,098	*	Electronic Arts, Inc	492,903
4,562	*	Equinix, Inc	384,303
4,734		Factset Research Systems, Inc	415,551
10,207	*	Fiserv, Inc	556,486
7,206	*	Gartner, Inc	228,358
6,076	*	Genpact Ltd	96,608
7,959		Global Payments, Inc	310,083
24,646	*	Google, Inc (Class A)	15,107,751
3,265	*	IAC/InterActiveCorp	91,094
9,348	*	Informatica Corp	380,370
129,728		International Business Machines Corp	18,628,941
28,394	*	Intuit, Inc	1,362,912
9,280		Lender Processing Services, Inc	267,635
9,804		Mastercard, Inc (Class A)	2,353,548
15,609	*	McAfee, Inc	738,306
8,187	*	Micros Systems, Inc	371,608
518,394		Microsoft Corp	13,810,016
7,154	*	Monster Worldwide, Inc	129,201
7,605	*	NeuStar, Inc (Class A)	196,285
22,183	*	Nuance Communications, Inc	348,495
385,359		Oracle Corp	11,329,555
32,291		Paychex, Inc	894,461
18,874	*	Red Hat, Inc	797,615
10,252	*	Rovi Corp	519,264
31,110	*	SAIC, Inc	483,449
11,592	*	Salesforce.com, Inc	1,345,483
7,016		Solera Holdings, Inc	337,119
7,683	*	Symantec Corp	124,311
1,222	*	Synopsys, Inc	31,259
16,698	*	Teradata Corp	657,233
18,881	*	VeriSign, Inc	656,115
47,168		Visa, Inc (Class A)	3,687,123

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

4,403	*	VistaPrint Ltd	$185,234
7,353	*	VMware, Inc (Class A)	562,210
6,092	*	WebMD Health Corp (Class A)	318,490
67,248		Western Union Co	1,183,565
58,478	*	Yahoo!, Inc	965,472

		TOTAL SOFTWARE & SERVICES	96,608,532

TECHNOLOGY HARDWARE & EQUIPMENT - 12.2%
34,832	*	Agilent Technologies, Inc	1,212,153
17,364		Amphenol Corp (Class A)	870,456
92,053	*	Apple, Inc	27,695,985
1,357	*	Arrow Electronics, Inc	40,181
853		AVX Corp	12,232
9,232	*	Ciena Corp	128,232
577,766	*	Cisco Systems, Inc	13,190,399
19,028		Corning, Inc	347,832
171,363	*	Dell, Inc	2,464,200
1,268		Diebold, Inc	38,864
5,542	*	Dolby Laboratories, Inc (Class A)	341,831
208,760	*	EMC Corp	4,386,048
8,223	*	F5 Networks, Inc	967,847
15,550	*	Flir Systems, Inc	432,912
13,002		Harris Corp	587,560
237,240		Hewlett-Packard Co	9,978,313
624	*	Ingram Micro, Inc (Class A)	11,020
3,648	*	Itron, Inc	221,689
12,811		Jabil Circuit, Inc	196,521
22,259	*	JDS Uniphase Corp	233,942
53,267	*	Juniper Networks, Inc	1,725,318
5,850		National Instruments Corp	203,522
16,217	*	NCR Corp	222,497
34,776	*	NetApp, Inc	1,851,822
8,313	*	Polycom, Inc	280,813
10,643	*	QLogic Corp	186,998
166,026		Qualcomm, Inc	7,492,753
23,798	*	SanDisk Corp	894,329
35,484	*	Seagate Technology, Inc	519,841
12,252	*	Trimble Navigation Ltd	439,112
5,251	*	Western Digital Corp	168,137
3,397	*	Zebra Technologies Corp (Class A)	121,545

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	77,464,904

TELECOMMUNICATION SERVICES - 0.8%
40,653	*	American Tower Corp (Class A)	2,098,101
11,923	*	Clearwire Corp (Class A)	84,534
29,762	*	Crown Castle International Corp	1,283,337
37,851		Frontier Communications Corp	332,332
55,097	*	Level 3 Communications, Inc	53,317
12,177	*	MetroPCS Communications, Inc	126,763
13,255	*	NII Holdings, Inc (Class B)	554,192
11,785	*	SBA Communications Corp (Class A)	462,679
16,422	*	tw telecom inc (Class A)	302,165

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

21,101		Windstream Corp	$267,139

		TOTAL TELECOMMUNICATION SERVICES	5,564,559

TRANSPORTATION - 2.1%
12,807	*	AMR Corp	100,919
16,873		CH Robinson Worldwide, Inc	1,189,209
1,022		Con-way, Inc	33,736
2,025		Copa Holdings S.A. (Class A)	102,728
80,265	*	Delta Air Lines, Inc	1,114,882
21,299		Expeditors International Washington, Inc	1,051,319
20,580		FedEx Corp	1,805,278
17,713	*	Hertz Global Holdings, Inc	200,511
8,892		J.B. Hunt Transport Services, Inc	319,756
5,887	*	Kansas City Southern Industries, Inc	257,968
308	*	Kirby Corp	13,241
5,100		Landstar System, Inc	191,862
2,826		Ryder System, Inc	123,638
8,823		Southwest Airlines Co	121,404
27,856	*	UAL Corp	808,938
6,354		Union Pacific Corp	557,119
72,042		United Parcel Service, Inc (Class B)	4,851,307
8,694		UTI Worldwide, Inc	167,099

		TOTAL TRANSPORTATION	13,010,914

UTILITIES - 0.1%
16,244	*	Calpine Corp	203,050
4,540		ITC Holdings Corp	284,249
889		Ormat Technologies, Inc	25,345

		TOTAL UTILITIES	512,644

		TOTAL COMMON STOCKS	630,099,118

		(Cost $556,351,733)

RIGHTS / WARRANTS - 0.0%
COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
249		Celgene Corp	1,208

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	1,208

CONSUMER SERVICES - 0.0%
20		Krispy Kreme Doughnuts, Inc - CW12	3

		TOTAL CONSUMER SERVICES	3

		TOTAL RIGHTS / WARRANTS	1,211

		(Cost $1,320)

		TOTAL INVESTMENTS - 99.8%	630,100,329
		(Cost $556,353,053)
		OTHER ASSETS & LIABILITIES, NET - 0.2%	1,422,800

		NET ASSETS - 100.0%	$631,523,129

	*	Non-income producing.
	b	In bankruptcy.

TIAA-CREF FUNDS - Large-Cap Value Index Fund

TIAA-CREF FUNDS
LARGE-CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS
October 31, 2010

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.7%

AUTOMOBILES & COMPONENTS - 0.2%
6,157	*	Autoliv, Inc	$438,993
1,015	*	BorgWarner, Inc	56,952
2,408	*	Federal Mogul Corp (Class A)	47,751
3,922		Johnson Controls, Inc	137,741
3,942	*	Lear Corp (New)	348,473
1,000	*	Tesla Motors, Inc	21,840
3,084	*	TRW Automotive Holdings Corp	140,908

		TOTAL AUTOMOBILES & COMPONENTS	1,192,658

BANKS - 5.5%
19,525		Associated Banc-Corp	247,382
8,535		Bancorpsouth, Inc	112,577
3,831		Bank of Hawaii Corp	165,461
77,021		BB&T Corp	1,803,062
3,076		BOK Financial Corp	142,203
36,458		CapitalSource, Inc	222,758
2,660		Capitol Federal Financial	62,244
22,226	*	CIT Group, Inc	963,053
5,255		City National Corp	271,000
19,618		Comerica, Inc	701,932
8,468		Commerce Bancshares, Inc	311,961
5,859		Cullen/Frost Bankers, Inc	307,246
16,309		East West Bancorp, Inc	287,528
88,500		Fifth Third Bancorp	1,111,560
753		First Citizens Bancshares, Inc (Class A)	140,645
25,544	*	First Horizon National Corp	257,739
23,447		First Niagara Financial Group, Inc	277,847
20,893		Fulton Financial Corp	195,141
48,329		Hudson City Bancorp, Inc	563,033
76,985		Huntington Bancshares, Inc	436,505
97,923		Keycorp	801,989
8,415		M&T Bank Corp	629,021
56,764		Marshall & Ilsley Corp	335,475
48,473		New York Community Bancorp, Inc	820,648
41,472		People’s United Financial, Inc	510,520
58,553		PNC Financial Services Group, Inc	3,156,007
111,547	*	Popular, Inc	304,523
139,843		Regions Financial Corp	881,011
55,683		SunTrust Banks, Inc	1,393,189
88,123		Synovus Financial Corp	190,346
16,053		TCF Financial Corp	211,257
8,210		TFS Financial Corp	71,838
213,499		US Bancorp	5,162,406
18,564		Valley National Bancorp	247,644

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

12,971		Washington Federal, Inc	$194,954
542,092		Wells Fargo & Co	14,137,759
9,276		Wilmington Trust Corp	65,952
18,776		Zions Bancorporation	387,912

		TOTAL BANKS	38,083,328

CAPITAL GOODS - 6.0%
7,967	*	Aecom Technology Corp	211,046
10,515	*	AGCO Corp	446,572
539	*	Alliant Techsystems, Inc	41,093
2,221	*	Armstrong World Industries, Inc	92,727
2,473	*	Babcock & Wilcox Co	56,434
11,125	*	BE Aerospace, Inc	408,955
16,063		Boeing Co	1,134,690
6,461		Carlisle Cos, Inc	226,587
7,030	*	Chicago Bridge & Iron Co NV	177,226
2,175	*	CNH Global NV	86,326
5,637		Crane Co	215,672
4,716		Danaher Corp	204,486
2,728		Deere & Co	209,510
7,454		Dover Corp	395,807
13,755		Eaton Corp	1,221,857
848		Flowserve Corp	84,800
18,668		Fluor Corp	899,612
345		Gardner Denver, Inc	19,948
3,920		GATX Corp	124,107
4,303	*	General Cable Corp	120,226
38,415		General Dynamics Corp	2,616,829
912,621		General Electric Co	14,620,189
9,994		Goodrich Corp	820,208
8,515		Harsco Corp	197,378
3,907		Hubbell, Inc (Class B)	211,056
1,628		IDEX Corp	58,738
35,786		Ingersoll-Rand plc	1,406,747
20,352		ITT Industries, Inc	960,411
5,662	*	Jacobs Engineering Group, Inc	218,610
16,538		KBR, Inc	420,065
2,114		Kennametal, Inc	72,172
12,827		L-3 Communications Holdings, Inc	925,981
7,388		Lockheed Martin Corp	526,691
27,239		Masco Corp	290,367
33,474		Northrop Grumman Corp	2,115,892
6,188	*	Owens Corning, Inc	167,324
12,794		Parker Hannifin Corp	979,381
4,994		Pentair, Inc	163,454
23,943	*	Quanta Services, Inc	470,719
42,440		Raytheon Co	1,955,635
638		Regal-Beloit Corp	36,819
8,021		Rockwell Collins, Inc	485,351
3,656	*	Shaw Group, Inc	111,727
6,406		Snap-On, Inc	326,706
10,302	*	Spirit Aerosystems Holdings, Inc (Class A)	222,935

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

4,406		SPX Corp	$295,466
12,864	*	Terex Corp	288,797
14,827		Textron, Inc	308,698
4,949	*	Thomas & Betts Corp	215,529
2,318		Timken Co	96,012
9,380		Trinity Industries, Inc	213,207
48,603		Tyco International Ltd	1,860,523
8,904		United Technologies Corp	665,752
9,279	*	URS Corp	361,231
4,583	*	USG Corp	58,112
3,176	*	WESCO International, Inc	135,997
4,636		Westinghouse Air Brake Technologies Corp	217,150

		TOTAL CAPITAL GOODS	41,475,540

COMMERCIAL & PROFESSIONAL SERVICES - 0.9%
11,188		Avery Dennison Corp	406,684
14,227		Cintas Corp	390,816
10,500	*	Corrections Corp of America	269,535
12,877		Covanta Holding Corp	203,199
13,643		Equifax, Inc	451,993
914	*	FTI Consulting, Inc	32,410
2,358	*	KAR Auction Services, Inc	30,371
9,014		Manpower, Inc	493,337
6,374		Pitney Bowes, Inc	139,846
20,980		R.R. Donnelley & Sons Co	387,081
25,280		Republic Services, Inc	753,597
4,127		Towers Watson & Co	212,210
1,901		Waste Connections, Inc	77,447
53,795		Waste Management, Inc	1,921,556

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	5,770,082

CONSUMER DURABLES & APPAREL - 1.1%
30,395		DR Horton, Inc	317,324
14,879		Fortune Brands, Inc	804,210
11,355		Garmin Ltd	372,898
4,140	*	Harman International Industries, Inc	138,897
9,898		Jarden Corp	317,330
9,376		KB Home	98,542
7,236		Leggett & Platt, Inc	147,470
17,686		Lennar Corp (Class A)	256,624
16,455		Mattel, Inc	383,895
3,804		MDC Holdings, Inc	97,953
5,486	*	Mohawk Industries, Inc	314,567
35,115		Newell Rubbermaid, Inc	619,780
38,859	*	Pulte Homes, Inc	305,043
17,787		Stanley Works	1,102,259
15,549	*	Toll Brothers, Inc	278,949
9,781		VF Corp	814,170
4,690		Whirlpool Corp	355,643

		TOTAL CONSUMER DURABLES & APPAREL	6,725,554

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

CONSUMER SERVICES - 0.6%
1,043		Brinker International, Inc	$19,337
30,409		Carnival Corp	1,312,756
2,971		Choice Hotels International, Inc	112,987
3,535	*	Education Management Corp	42,420
19,749		H&R Block, Inc	232,841
4,952	*	Hyatt Hotels Corp	199,566
2,685		International Speedway Corp (Class A)	61,325
27,257	*	MGM Mirage	297,919
7,230	*	Penn National Gaming, Inc	240,470
8,853	*	Royal Caribbean Cruises Ltd	350,048
28,798		Service Corp International	238,447
20,722		Wendy’s/Arby’s Group, Inc (Class A)	95,321
19,993		Wyndham Worldwide Corp	574,799

		TOTAL CONSUMER SERVICES	3,778,236

DIVERSIFIED FINANCIALS - 10.9%
22,922		Ameriprise Financial, Inc	1,184,838
20,871		Ares Capital Corp	349,381
1,117,442		Bank of America Corp	12,783,536
135,125		Bank of New York Mellon Corp	3,386,233
2,551		BlackRock, Inc	436,195
50,835		Capital One Financial Corp	1,894,621
800		CBOE Holdings, Inc	19,208
2,356,968	*	Citigroup, Inc	9,828,557
7,311		CME Group, Inc	2,117,631
60,585		Discover Financial Services	1,069,325
25,381	*	E*Trade Financial Corp	362,948
2,893		Federated Investors, Inc (Class B)	72,065
57,300		Goldman Sachs Group, Inc	9,222,435
400	*	Green Dot Corp	20,320
2,724	*	Interactive Brokers Group, Inc (Class A)	50,993
36,263		Invesco Ltd	834,049
91,000		iShares Russell 1000 Value Index Fund	5,533,710
18,990		Janus Capital Group, Inc	200,534
12,800		Jefferies Group, Inc	306,304
443,233		JPMorgan Chase & Co	16,678,857
17,578		Legg Mason, Inc	545,445
21,702	*	Leucadia National Corp	551,665
114,867		Morgan Stanley	2,856,742
13,580	*	Nasdaq Stock Market, Inc	285,452
16,447		Northern Trust Corp	816,265
22,709		NYSE Euronext	695,804
10,958		Raymond James Financial, Inc	309,235
54,030	*	SLM Corp	642,957
55,858		State Street Corp	2,332,630

		TOTAL DIVERSIFIED FINANCIALS	75,387,935

ENERGY - 11.3%
11,744	*	Alpha Natural Resources, Inc	530,476
55,052		Anadarko Petroleum Corp	3,389,552
40,574		Apache Corp	4,098,785
4,877		Arch Coal, Inc	119,925

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

1,993	*	Atlas America, Inc	$58,036
5,379	*	Atwood Oceanics, Inc	174,871
34,614		Baker Hughes, Inc	1,603,667
11,312		Cabot Oil & Gas Corp	327,822
11,705	*	Cameron International Corp	512,094
72,503		Chesapeake Energy Corp	1,573,315
211,859		Chevron Corp	17,501,671
7,333	*	Cobalt International Energy, Inc	67,830
5,696	*	Comstock Resources, Inc	127,306
102,225		ConocoPhillips	6,072,165
13,680		Consol Energy, Inc	502,877
289	*	Continental Resources, Inc	13,736
44,438	*	Denbury Resources, Inc	756,335
49,765	*	Devon Energy Corp	3,235,720
5,161		Diamond Offshore Drilling, Inc	341,452
1,421	*	Dresser-Rand Group, Inc	48,627
63,947		El Paso Corp	847,937
1,020		Equitable Resources, Inc	38,189
6,529	*	Exterran Holdings, Inc	164,335
45,925		Exxon Mobil Corp	3,052,635
4,259	*	Forest Oil Corp	130,879
12,311		Frontier Oil Corp	163,121
1,024		Frontline Ltd	29,440
10,214		Helmerich & Payne, Inc	436,955
32,425		Hess Corp	2,043,748
1,473		Holly Corp	48,211
57,938		Marathon Oil Corp	2,060,855
10,511	*	Mariner Energy, Inc	261,934
11,727		Massey Energy Co	493,355
4,947	*	McDermott International, Inc	76,332
18,727		Murphy Oil Corp	1,220,251
18,852	*	Nabors Industries Ltd	394,007
46,609		National Oilwell Varco, Inc	2,505,699
14,842	*	Newfield Exploration Co	884,880
19,439		Noble Energy, Inc	1,583,890
72,040		Occidental Petroleum Corp	5,664,505
6,040	*	Oceaneering International, Inc	373,695
5,300	*	Oil States International, Inc	270,936
16,915		Patterson-UTI Energy, Inc	328,320
29,895		Peabody Energy Corp	1,581,446
9,530	*	PetroHawk Energy Corp	162,105
13,143		Pioneer Natural Resources Co	917,381
15,876	*	Plains Exploration & Production Co	442,464
11,542	*	Pride International, Inc	349,953
19,486		Questar Market Resources, Inc	643,623
12,923	*	Quicksilver Resources, Inc	193,457
11,280	*	Rowan Cos, Inc	371,112
18,712	*	SandRidge Energy, Inc	102,355
19,326		Schlumberger Ltd	1,350,694
2,606	*	SEACOR Holdings, Inc	246,919
13,374		Southern Union Co	336,089
72,137		Spectra Energy Corp	1,714,696

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

2,060		St. Mary Land & Exploration Co	$85,861
13,614		Sunoco, Inc	510,117
8,432	*	Superior Energy Services	232,892
4,340		Teekay Corp	138,012
15,895		Tesoro Corp	205,999
5,819		Tidewater, Inc	268,430
4,775	*	Unit Corp	187,323
63,115		Valero Energy Corp	1,132,914
49,239	*	Weatherford International Ltd	827,708
6,043	*	Whiting Petroleum Corp	606,959
38,215		Williams Cos, Inc	822,387

		TOTAL ENERGY	77,561,267

FOOD & STAPLES RETAILING - 1.8%
5,868	*	BJ’s Wholesale Club, Inc	244,872
134,785		CVS Corp	4,059,724
67,747		Kroger Co	1,490,434
43,200		Safeway, Inc	989,280
24,153		Supervalu, Inc	260,611
9,490		Walgreen Co	321,521
89,998		Wal-Mart Stores, Inc	4,875,192

		TOTAL FOOD & STAPLES RETAILING	12,241,634

FOOD, BEVERAGE & TOBACCO - 5.3%
96,708		Altria Group, Inc	2,458,318
71,609		Archer Daniels Midland Co	2,386,012
3,084		Brown-Forman Corp (Class B)	187,538
16,024		Bunge Ltd	962,562
8,703		Campbell Soup Co	315,484
8,058	*	Central European Distribution Corp	201,208
59,571		Coca-Cola Co	3,652,894
13,302		Coca-Cola Enterprises, Inc	319,381
44,623		ConAgra Foods, Inc	1,003,571
19,959	*	Constellation Brands, Inc (Class A)	393,791
8,452		Corn Products International, Inc	359,633
20,475	*	Dean Foods Co	212,940
22,086		Del Monte Foods Co	316,713
18,956		Dr Pepper Snapple Group, Inc	692,842
5,754		Flowers Foods, Inc	146,612
30,057		General Mills, Inc	1,128,340
21,064		H.J. Heinz Co	1,034,453
1,045	*	Hansen Natural Corp	53,514
7,203		Hershey Co	356,476
7,937		Hormel Foods Corp	364,467
13,272		J.M. Smucker Co	853,124
3,192		Kellogg Co	160,430
178,683		Kraft Foods, Inc (Class A)	5,766,100
16,997		Lorillard, Inc	1,450,524
7,208		McCormick & Co, Inc	318,738
19,629		Mead Johnson Nutrition Co	1,154,578
14,669		Molson Coors Brewing Co (Class B)	692,817
76,328		PepsiCo, Inc	4,984,219

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

32,598		Philip Morris International, Inc	$1,906,983
6,406	*	Ralcorp Holdings, Inc	397,556
18,656		Reynolds American, Inc	1,210,774
21,102		Sara Lee Corp	302,392
14,798	*	Smithfield Foods, Inc	247,867
33,377		Tyson Foods, Inc (Class A)	519,012

		TOTAL FOOD, BEVERAGE & TOBACCO	36,511,863

HEALTH CARE EQUIPMENT & SERVICES - 3.0%
47,286		Aetna, Inc	1,411,960
11,082		Baxter International, Inc	564,074
8,011		Beckman Coulter, Inc	426,506
168,913	*	Boston Scientific Corp	1,077,664
8,605	*	Brookdale Senior Living, Inc	161,602
26,418		Cardinal Health, Inc	916,440
15,336	*	CareFusion Corp	370,211
30,762		Cigna Corp	1,082,515
2,990	*	Community Health Systems, Inc	89,939
3,825		Cooper Cos, Inc	188,726
16,108	*	Coventry Health Care, Inc	377,249
600	*	Emdeon, Inc	8,178
10,953	*	Health Net, Inc	294,526
1,111		Hill-Rom Holdings, Inc	43,051
27,857	*	Hologic, Inc	446,269
19,093	*	Humana, Inc	1,112,931
6,699	*	Inverness Medical Innovations, Inc	197,955
6,428	*	Kinetic Concepts, Inc	244,457
5,942	*	LifePoint Hospitals, Inc	201,553
17,294		McKesson Corp	1,141,058
28,500		Medtronic, Inc	1,003,485
11,972		Omnicare, Inc	288,765
676	*	Pediatrix Medical Group, Inc	40,026
2,460		Quest Diagnostics, Inc	120,884
3,842		Teleflex, Inc	214,192
14,739	*	Tenet Healthcare Corp	64,262
126,553		UnitedHealth Group, Inc	4,562,237
9,161		Universal Health Services, Inc (Class B)	378,074
44,504	*	WellPoint, Inc	2,418,347
22,580	*	Zimmer Holdings, Inc	1,071,195

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	20,518,331

HOUSEHOLD & PERSONAL PRODUCTS - 3.1%
7,183		Alberto-Culver Co	267,854
1,249		Clorox Co	83,121
9,061		Colgate-Palmolive Co	698,784
7,759	*	Energizer Holdings, Inc	580,218
9,944		Kimberly-Clark Corp	629,853
301,608		Procter & Gamble Co	19,173,221

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	21,433,051

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

INSURANCE - 7.0%
31,945		ACE Ltd	$1,898,172
3,042		Aflac, Inc	170,017
737	*	Alleghany Corp	221,454
4,773		Allied World Assurance Holdings Ltd	273,063
59,879		Allstate Corp	1,825,711
9,496		American Financial Group, Inc	290,388
13,459	*	American International Group, Inc	565,413
752		American National Insurance Co	58,987
30,032		AON Corp	1,193,772
5,353	*	Arch Capital Group Ltd	462,446
8,747		Arthur J. Gallagher & Co	246,316
8,590		Aspen Insurance Holdings Ltd	243,698
12,521		Assurant, Inc	495,080
19,936		Assured Guaranty Ltd	379,781
9,421		Axis Capital Holdings Ltd	320,408
192,617	*	Berkshire Hathaway, Inc (Class B)	15,324,608
5,386		Brown & Brown, Inc	120,054
33,989		Chubb Corp	1,972,042
16,525		Cincinnati Financial Corp	486,496
2,702	*	CNA Financial Corp	74,899
4,646		Endurance Specialty Holdings Ltd	192,344
876		Erie Indemnity Co (Class A)	50,090
6,621		Everest Re Group Ltd	558,018
25,564		Fidelity National Title Group, Inc (Class A)	342,302
45,454	*	Genworth Financial, Inc (Class A)	515,448
5,274		Hanover Insurance Group, Inc	238,649
45,274		Hartford Financial Services Group, Inc	1,085,671
12,974		HCC Insurance Holdings, Inc	343,552
33,652		Lincoln National Corp	823,801
35,022		Loews Corp	1,382,669
1,124	*	Markel Corp	376,562
5,358		Marsh & McLennan Cos, Inc	133,843
18,021	*	MBIA, Inc	202,015
3,189		Mercury General Corp	135,469
49,760		Metlife, Inc	2,006,821
28,807		Old Republic International Corp	380,252
2,974		OneBeacon Insurance Group Ltd (Class A)	41,874
8,693		PartnerRe Ltd	689,529
35,572		Principal Financial Group	954,752
74,603		Progressive Corp	1,578,599
9,097		Protective Life Corp	218,055
51,670		Prudential Financial, Inc	2,716,808
8,379		Reinsurance Group of America, Inc (Class A)	419,537
6,317		RenaissanceRe Holdings Ltd	380,662
5,009		Stancorp Financial Group, Inc	214,886
3,581		Symetra Financial Corp	39,570
9,418		Torchmark Corp	539,463
6,887		Transatlantic Holdings, Inc	362,256
46,243		Travelers Cos, Inc	2,552,614
5,211		Unitrin, Inc	126,627
37,012		UnumProvident Corp	829,809
7,449		Validus Holdings Ltd	211,254
13,707		W.R. Berkley Corp	377,217

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

126		Wesco Financial Corp	$45,788
879		White Mountains Insurance Group Ltd	280,577
38,062		XL Capital Ltd	805,011

		TOTAL INSURANCE	48,775,199

MATERIALS - 2.9%
10,951		AK Steel Holding Corp	137,873
97,164		Alcoa, Inc	1,275,763
7,443		Aptargroup, Inc	334,042
7,850		Ashland, Inc	405,296
8,254		Ball Corp	531,227
12,166		Bemis Co	386,392
6,939		Cabot Corp	236,065
2,175		CF Industries Holdings, Inc	266,503
12,307		Commercial Metals Co	170,821
5,165		Cytec Industries, Inc	255,771
4,835		Domtar Corporation	383,706
128,602		Dow Chemical Co	3,964,799
66,033		Du Pont (E.I.) de Nemours & Co	3,122,040
6,469		Eastman Chemical Co	508,269
2,565		FMC Corp	187,502
3,931		Greif, Inc (Class A)	230,907
20,706		Huntsman Corp	286,778
10,803		International Paper Co	273,100
5,222	*	Intrepid Potash, Inc	179,271
18,346		MeadWestvaco Corp	472,042
20,046		Nucor Corp	766,158
12,457	*	Owens-Illinois, Inc	349,170
11,266		Packaging Corp of America	275,228
1,576	*	Pactiv Corp	52,292
15,411		PPG Industries, Inc	1,182,024
7,175		Reliance Steel & Aluminum Co	300,274
5,076		Royal Gold, Inc	251,313
6,569		RPM International, Inc	136,044
2,278		Schnitzer Steel Industries, Inc (Class A)	117,750
17,689		Sealed Air Corp	409,500
4,188		Sherwin-Williams Co	305,598
953		Sigma-Aldrich Corp	60,439
11,228		Sonoco Products Co	376,138
23,744		Steel Dynamics, Inc	344,763
10,061		Temple-Inland, Inc	208,464
12,990		United States Steel Corp	555,842
9,889		Valspar Corp	317,437
14,250		Vulcan Materials Co	520,268
1,475		Walter Energy, Inc	129,741

		TOTAL MATERIALS	20,266,610

MEDIA - 4.8%
26,153		Cablevision Systems Corp (Class A)	699,331
66,718		CBS Corp (Class B)	1,129,536
3,901	*	Central European Media Enterprises Ltd (Class A) Nasdaq	89,918
4,400	*	Clear Channel Outdoor Holdings, Inc (Class A)	52,272

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

313,404		Comcast Corp (Class A)	$6,449,855
8,307	*	Discovery Communications, Inc (Class A)	370,575
22,019		DISH Network Corp (Class A)	437,297
26,304		Gannett Co, Inc	311,702
836		John Wiley & Sons, Inc (Class A)	36,082
4,966	*	Lamar Advertising Co (Class A)	168,794
26,339	*	Liberty Global, Inc (Class A)	995,351
8,249	*	Liberty Media Corp - Capital (Series A)	474,647
5,690	*	Liberty Media Corp - Starz	372,809
4,427	*	Madison Square Garden, Inc	92,037
10,299		McGraw-Hill Cos, Inc	387,757
2,342		Meredith Corp	79,511
13,832	*	New York Times Co (Class A)	106,091
201,393		News Corp (Class A)	2,912,143
6,589		Omnicom Group, Inc	289,652
7,358		Regal Entertainment Group (Class A)	99,333
28,131		Thomson Corp	1,076,011
39,416		Time Warner Cable, Inc	2,281,004
100,770		Time Warner, Inc	3,276,033
54,245		Viacom, Inc (Class B)	2,093,315
36,903		Virgin Media, Inc	938,443
218,126		Walt Disney Co	7,876,531
618		Washington Post Co (Class B)	248,529

		TOTAL MEDIA	33,344,559

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.9%
17,061		Abbott Laboratories	875,571
106,683	*	Amgen, Inc	6,101,201
26,881	*	Biogen Idec, Inc	1,685,708
2,291	*	Bio-Rad Laboratories, Inc (Class A)	207,610
191,506		Bristol-Myers Squibb Co	5,151,511
118	*	Celgene Corp	7,324
8,451	*	Cephalon, Inc	561,484
5,686	*	Charles River Laboratories International, Inc	186,330
87,165		Eli Lilly & Co	3,068,208
13,232	*	Endo Pharmaceuticals Holdings, Inc	486,144
31,805	*	Forest Laboratories, Inc	1,051,155
7,120	*	Genzyme Corp	513,566
261,138		Johnson & Johnson	16,626,655
26,833	*	King Pharmaceuticals, Inc	379,419
5,944	*	Life Technologies Corp	298,270
347,406		Merck & Co, Inc	12,603,890
5,030	*	Mylan Laboratories, Inc	102,210
6,648		PerkinElmer, Inc	155,896
898,671		Pfizer, Inc	15,636,875
45,696	*	Thermo Electron Corp	2,349,688
12,513	*	Watson Pharmaceuticals, Inc	583,731

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	68,632,446

REAL ESTATE - 3.5%
6,162		Alexandria Real Estate Equities, Inc	452,784
16,394		AMB Property Corp	462,147

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

68,988		Annaly Mortgage Management, Inc	$1,221,777
7,323		Apartment Investment & Management Co (Class A)	170,699
9,207		AvalonBay Communities, Inc	978,796
15,406		Boston Properties, Inc	1,327,843
15,989		Brandywine Realty Trust	191,388
6,789		BRE Properties, Inc (Class A)	291,452
7,127		Camden Property Trust	353,428
99,966		Chimera Investment Corp	409,861
6,768		Corporate Office Properties Trust	240,196
23,449		Developers Diversified Realty Corp	302,492
433		Digital Realty Trust, Inc	25,863
14,062		Douglas Emmett, Inc	252,272
27,998		Duke Realty Corp	349,135
29,458		Equity Residential	1,432,543
2,080		Essex Property Trust, Inc	234,957
2,618		Federal Realty Investment Trust	214,624
14,615	*	Forest City Enterprises, Inc (Class A)	213,233
5,903	b	General Growth Properties, Inc	99,170
34,503		HCP, Inc	1,242,453
14,807		Health Care REIT, Inc	756,638
13,789		Hospitality Properties Trust	314,527
73,099		Host Marriott Corp	1,161,543
7,261		HRPT Properties Trust	184,792
45,146		Kimco Realty Corp	777,866
12,482		Liberty Property Trust	417,648
14,450		Macerich Co	644,615
8,954		Mack-Cali Realty Corp	300,675
13,331		Nationwide Health Properties, Inc	544,305
5,700		Piedmont Office Realty Trust, Inc	107,559
10,391		Plum Creek Timber Co, Inc	382,804
49,657		Prologis	677,818
1,535		Public Storage, Inc	152,303
6,161		Rayonier, Inc	321,604
11,869		Realty Income Corp	406,869
9,101		Regency Centers Corp	383,880
14,064		Senior Housing Properties Trust	335,989
10,237		Simon Property Group, Inc	982,957
8,872		SL Green Realty Corp	583,068
973	*	St. Joe Co	19,645
6,076		Taubman Centers, Inc	282,048
18,203		UDR, Inc	409,203
12,667		Ventas, Inc	678,445
16,323		Vornado Realty Trust	1,426,467
13,433		Weingarten Realty Investors	324,138
59,619		Weyerhaeuser Co	967,020

		TOTAL REAL ESTATE	24,011,539

RETAILING - 1.0%
3,285		Aaron Rents, Inc	61,955
2,121		Abercrombie & Fitch Co (Class A)	90,906
17,192		American Eagle Outfitters, Inc	275,244
5,001	*	Autonation, Inc	116,123

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

13,697		Expedia, Inc	$396,528
18,282		Foot Locker, Inc	291,232
16,537	*	GameStop Corp (Class A)	325,117
5,727		Gap, Inc	108,870
17,653		Genuine Parts Co	844,873
17,805		JC Penney Co, Inc	555,160
8,955	*	Kohl’s Corp	458,496
66,454	*	Liberty Media Holding Corp (Interactive A)	980,861
38,187		Lowe’s Cos, Inc	814,530
42,371		Macy’s, Inc	1,001,651
30,528	*	Office Depot, Inc	137,071
12,693		RadioShack Corp	255,510
4,942	*	Sears Holdings Corp	355,725
9,544	*	Signet Jewelers Ltd	335,758

		TOTAL RETAILING	7,405,610

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.4%
42,979	*	Advanced Micro Devices, Inc	315,036
6,000	*	Atmel Corp	53,160
14,513	*	Fairchild Semiconductor International, Inc	163,562
195,800		Intel Corp	3,929,705
7,224	*	International Rectifier Corp	167,814
8,182		Intersil Corp (Class A)	107,102
17,823		Kla-Tencor Corp	636,638
71,854	*	LSI Logic Corp	376,515
15,571	*	MEMC Electronic Materials, Inc	199,620
95,272	*	Micron Technology, Inc	787,899
2,191		National Semiconductor Corp	30,017
1,113	*	Novellus Systems, Inc	32,511
24,665	*	PMC - Sierra, Inc	189,674
7,465	*	Sunpower Corp (Class A)	101,823
74,403		Texas Instruments, Inc	2,200,096

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	9,291,172

SOFTWARE & SERVICES - 2.6%
42,451		Activision Blizzard, Inc	486,913
16,837	*	Amdocs Ltd	516,559
11,696	*	AOL, Inc	312,049
1,326		Broadridge Financial Solutions, Inc	29,172
7,399		CA, Inc	171,731
17,115		Computer Sciences Corp	839,491
10,447	*	Compuware Corp	104,574
11,141	*	Convergys Corp	126,116
79,379	*	eBay, Inc	2,366,289
1,792	*	Electronic Arts, Inc	28,403
29,331		Fidelity National Information Services, Inc	794,870
11,977		First American Corp	210,436
5,588	*	Fiserv, Inc	304,658
6,306	*	IAC/InterActiveCorp	175,937
282,446		Microsoft Corp	7,524,362
7,601	*	Monster Worldwide, Inc	137,274
38,856	*	Novell, Inc	230,416

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

80,629	*	Symantec Corp	$1,304,577
15,614	*	Synopsys, Inc	399,406
18,308		Total System Services, Inc	285,788
89,106	*	Yahoo!, Inc	1,471,140

		TOTAL SOFTWARE & SERVICES	17,820,161

TECHNOLOGY HARDWARE & EQUIPMENT - 1.7%
11,994	*	Arrow Electronics, Inc	355,142
16,325	*	Avnet, Inc	486,159
4,560		AVX Corp	65,390
51,934	*	Brocade Communications Systems, Inc	328,223
10,738	*	CommScope, Inc	339,965
152,140		Corning, Inc	2,781,118
5,999		Diebold, Inc	183,869
4,784	*	EchoStar Corp (Class A)	101,421
16,213	*	Ingram Micro, Inc (Class A)	286,322
151	*	Itron, Inc	9,176
5,387		Jabil Circuit, Inc	82,637
8,560	*	Lexmark International, Inc (Class A)	325,537
14,817		Molex, Inc	300,785
258,901	*	Motorola, Inc	2,110,043
15,232	*	Seagate Technology, Inc	223,149
5,411	*	Tech Data Corp	232,619
43,167		Tellabs, Inc	294,399
19,785	*	Vishay Intertechnology, Inc	223,571
1,256	*	Vishay Precision Group, Inc	21,352
19,647	*	Western Digital Corp	629,097
153,501		Xerox Corp	1,795,962
3,217	*	Zebra Technologies Corp (Class A)	115,104

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	11,291,040

TELECOMMUNICATION SERVICES - 5.1%
658,272		AT&T, Inc	18,760,752
33,398		CenturyTel, Inc	1,382,009
3,548	*	Clearwire Corp (Class A)	25,155
67,622		Frontier Communications Corp	593,721
8,021	*	Leap Wireless International, Inc	91,520
111,541	*	Level 3 Communications, Inc	107,938
15,063	*	MetroPCS Communications, Inc	156,806
3,586	*	NII Holdings, Inc (Class B)	149,931
193,430		Qwest Communications International, Inc	1,276,638
328,078	*	Sprint Nextel Corp	1,351,681
9,327		Telephone & Data Systems, Inc	324,859
1,831	*	US Cellular Corp	85,068
314,880		Verizon Communications, Inc	10,224,154
32,071		Windstream Corp	406,019

		TOTAL TELECOMMUNICATION SERVICES	34,936,251

TRANSPORTATION - 2.0%
4,299		Alexander & Baldwin, Inc	148,015
26,236	*	AMR Corp	206,740
5,766		Con-way, Inc	190,336

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

1,532		Copa Holdings S.A. (Class A)	$77,718
43,365		CSX Corp	2,664,779
12,314		FedEx Corp	1,080,184
4,673	*	Hertz Global Holdings, Inc	52,898
4,564	*	Kansas City Southern Industries, Inc	199,994
5,614	*	Kirby Corp	241,345
41,175		Norfolk Southern Corp	2,531,851
2,553		Ryder System, Inc	111,694
71,719		Southwest Airlines Co	986,854
5,012	*	UAL Corp	145,548
49,253		Union Pacific Corp	4,318,503
2,700		UTI Worldwide, Inc	51,894

		TOTAL TRANSPORTATION	13,008,353

UTILITIES - 7.1%
74,545	*	AES Corp	890,068
8,710		AGL Resources, Inc	341,955
18,222		Allegheny Energy, Inc	422,750
12,735		Alliant Energy Corp	465,210
26,536		Ameren Corp	769,013
53,326		American Electric Power Co, Inc	1,996,525
19,609		American Water Works Co, Inc	468,263
14,841		Aqua America, Inc	319,527
10,603		Atmos Energy Corp	312,258
20,798	*	Calpine Corp	259,975
46,841		Centerpoint Energy, Inc	775,687
25,569		CMS Energy Corp	469,958
31,407		Consolidated Edison, Inc	1,561,556
20,556		Constellation Energy Group, Inc	621,613
66,406		Dominion Resources, Inc	2,886,004
13,763		DPL, Inc	359,214
18,705		DTE Energy Co	874,646
146,288		Duke Energy Corp	2,663,904
36,297		Edison International	1,339,359
8,088		Energen Corp	361,048
20,994		Entergy Corp	1,564,683
73,589		Exelon Corp	3,003,904
33,920		FirstEnergy Corp	1,231,974
15,311		Great Plains Energy, Inc	291,368
10,325		Hawaiian Electric Industries, Inc	232,726
8,611		Integrys Energy Group, Inc	458,019
1,020		ITC Holdings Corp	63,862
20,185		MDU Resources Group, Inc	402,287
16,782	*	Mirant Corp	178,057
8,118		National Fuel Gas Co	447,952
46,174		NextEra Energy, Inc	2,541,417
30,920		NiSource, Inc	535,225
19,593		Northeast Utilities	612,869
28,540	*	NRG Energy, Inc	568,231
12,129		NSTAR	505,901
26,106		NV Energy, Inc	356,608
10,994		OGE Energy Corp	485,495

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

11,859		Oneok, Inc	$590,816
970		Ormat Technologies, Inc	27,655
23,922		Pepco Holdings, Inc	460,738
41,440		PG&E Corp	1,981,661
12,080		Pinnacle West Capital Corp	497,213
53,688		PPL Corp	1,444,207
31,945		Progress Energy, Inc	1,437,525
56,296		Public Service Enterprise Group, Inc	1,821,176
19,086		Questar Corp	323,889
36,093	*	Reliant Energy, Inc	135,710
12,642		SCANA Corp	516,299
27,571		Sempra Energy	1,474,497
91,846		Southern Co	3,478,209
23,072		TECO Energy, Inc	405,836
12,793		UGI Corp	384,941
9,625		Vectren Corp	263,533
12,213		Westar Energy, Inc	308,989
13,038		Wisconsin Energy Corp	776,283
51,195		Xcel Energy, Inc	1,221,513

		TOTAL UTILITIES	49,189,801

		TOTAL COMMON STOCKS	678,652,220

		(Cost $748,409,006)

RIGHTS / WARRANTS - 0.0%
COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
452		Celgene Corp	2,192

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	2,192

		TOTAL RIGHTS / WARRANTS	2,192

		(Cost $2,396)

		TOTAL INVESTMENTS - 98.7%	678,654,412
		(Cost $748,411,402)
		OTHER ASSETS & LIABILITIES, NET - 1.3%	8,657,606

		NET ASSETS - 100.0%	$687,312,018

Abbreviation(s):
REIT - Real Estate Investment Trust

*	Non-income producing.
b	In bankruptcy.

TIAA-CREF FUNDS - Equity Index Fund

TIAA-CREF FUNDS
EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS
October 31, 2010

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.0%

AUTOMOBILES & COMPONENTS - 0.8%
9,169	*	American Axle & Manufacturing Holdings, Inc	$84,538
2,394	*	Amerigon, Inc (Class A)	25,807
12,846	*	Autoliv, Inc	915,920
17,707	*	BorgWarner, Inc	993,540
8,187		Cooper Tire & Rubber Co	160,547
22,033	*	Dana Holding Corp	311,767
1,390	*	Dorman Products, Inc	50,721
2,768	*	Drew Industries, Inc	58,322
15,748	*	Exide Technologies	92,756
4,494	*	Federal Mogul Corp (Class A)	89,116
509,715	*	Ford Motor Co	7,202,273
2,114	*	Fuel Systems Solutions, Inc	86,632
20,962		Gentex Corp	418,821
39,464	*	Goodyear Tire & Rubber Co	403,322
35,366		Harley-Davidson, Inc	1,085,029
102,851		Johnson Controls, Inc	3,612,127
7,739	*	Lear Corp (New)	684,128
9,197	*	Modine Manufacturing Co	124,343
5,413		Spartan Motors, Inc	27,498
2,028		Standard Motor Products, Inc	21,558
2,647	*	Stoneridge, Inc	29,117
3,194		Superior Industries International, Inc	57,332
9,447	*	Tenneco, Inc	308,161
2,300	*	Tesla Motors, Inc	50,232
4,819		Thor Industries, Inc	151,750
11,813	*	TRW Automotive Holdings Corp	539,736
4,173	*	Winnebago Industries, Inc	41,730

		TOTAL AUTOMOBILES & COMPONENTS	17,626,823

BANKS - 3.1%
2,315		1st Source Corp	40,906
3,130	*	1st United Bancorp, Inc	18,843
4,749		Abington Bancorp, Inc	51,004
551		Alliance Financial Corp	16,789
764		American National Bankshares, Inc	17,404
2,640		Ameris Bancorp	24,473
726		Ames National Corp	14,092
2,009		Arrow Financial Corp	49,000
28,616		Associated Banc-Corp	362,565
12,255		Astoria Financial Corp	152,207
1,553		Bancfirst Corp	63,828
3,737		Banco Latinoamericano de Exportaciones S.A. (Class E)	57,587
494		Bancorp Rhode Island, Inc	14,370
12,032		Bancorpsouth, Inc	158,702

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

6,487		Bank Mutual Corp	$31,267
7,390		Bank of Hawaii Corp	319,174
655		Bank of Marin Bancorp	21,818
2,323		Bank of the Ozarks, Inc	88,297
2,457		BankFinancial Corp	22,482
106,478		BB&T Corp	2,492,650
7,429	*	Beneficial Mutual Bancorp, Inc	54,529
2,307		Berkshire Hills Bancorp, Inc	44,617
1,024	*	BofI Holding, Inc	13,169
4,108		BOK Financial Corp	189,913
10,344		Boston Private Financial Holdings, Inc	59,064
1,513		Bridge Bancorp, Inc	35,223
8,703		Brookline Bancorp, Inc	84,767
754		Bryn Mawr Bank Corp	12,599
926		Camden National Corp	31,706
1,241		Capital City Bank Group, Inc	14,830
48,510		CapitalSource, Inc	296,396
3,728		Capitol Federal Financial	87,235
3,154		Cardinal Financial Corp	31,508
11,294		Cathay General Bancorp	153,598
5,058	*	Center Financial	26,403
2,669		Centerstate Banks of Florida, Inc	19,751
488		Century Bancorp, Inc	11,592
3,344		Chemical Financial Corp	67,816
30,320	*	CIT Group, Inc	1,313,766
1,474		Citizens & Northern Corp	21,565
55,810	*	Citizens Republic Bancorp, Inc	38,509
2,433		City Holding Co	77,126
7,403		City National Corp	381,773
988		Clifton Savings Bancorp, Inc	8,289
1,130		CNB Financial Corp	15,696
5,107		CoBiz, Inc	24,718
5,841		Columbia Banking System, Inc	106,365
27,334		Comerica, Inc	978,011
11,839		Commerce Bancshares, Inc	436,149
5,536		Community Bank System, Inc	129,376
1,938		Community Trust Bancorp, Inc	52,927
8,348		Cullen/Frost Bankers, Inc	437,769
12,036		CVB Financial Corp	91,594
3,532		Danvers Bancorp, Inc	53,086
5,261		Dime Community Bancshares	76,758
4,463	*	Doral Financial Corp	6,695
2,332	*	Eagle Bancorp, Inc	28,824
21,196		East West Bancorp, Inc	373,685
1,116	*	Encore Bancshares, Inc	8,604
2,133		Enterprise Financial Services Corp	21,053
1,184		ESB Financial Corp	17,038
3,464		ESSA Bancorp, Inc	43,820
1,352		Federal Agricultural Mortgage Corp (Class C)	15,913
122,021		Fifth Third Bancorp	1,532,584
1,693		Financial Institutions, Inc	30,559
1,953		First Bancorp (NC)	26,151

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

12,995	*	First Bancorp (Puerto Rico)	$3,963
1,005		First Bancorp, Inc	13,949
9,154		First Busey Corp	42,475
901		First Citizens Bancshares, Inc (Class A)	168,289
15,748		First Commonwealth Financial Corp	91,653
2,221		First Community Bancshares, Inc	29,895
8,482		First Financial Bancorp	142,837
3,239		First Financial Bankshares, Inc	153,075
1,508		First Financial Corp	44,079
2,372		First Financial Holdings, Inc	24,787
37,578	*	First Horizon National Corp	379,162
1,747		First Interstate Bancsystem, Inc	22,641
3,771		First Merchants Corp	31,375
11,137		First Midwest Bancorp, Inc	119,277
34,070		First Niagara Financial Group, Inc	403,730
1,920		First of Long Island Corp	47,770
833		First South Bancorp, Inc	8,363
16,815		FirstMerit Corp	288,882
6,251	*	Flagstar Bancorp, Inc	8,126
4,131		Flushing Financial Corp	54,323
15,617		FNB Corp	132,745
30,262		Fulton Financial Corp	282,647
1,498		German American Bancorp, Inc	25,316
12,351		Glacier Bancorp, Inc	160,563
1,402		Great Southern Bancorp, Inc	31,531
4,142	*	Greene County Bancshares, Inc	15,988
5,275		Hancock Holding Co	165,741
6,715	*	Hanmi Financial Corp	7,857
1,473		Heartland Financial USA, Inc	22,758
1,426	*	Heritage Financial Corp	19,265
1,143	*	Home Bancorp, Inc	15,350
4,046		Home Bancshares, Inc	83,226
2,273		Home Federal Bancorp, Inc	27,367
73,057		Hudson City Bancorp, Inc	851,114
1,666		Hudson Valley Holding Corp	32,570
107,864		Huntington Bancshares, Inc	611,589
4,168		IBERIABANK Corp	216,944
3,006		Independent Bank Corp	70,611
7,164		International Bancshares Corp	122,719
6,843	*	Investors Bancorp, Inc	82,116
2,959		Kearny Financial Corp	25,832
136,027		Keycorp	1,114,061
2,793		Lakeland Bancorp, Inc	25,891
2,273		Lakeland Financial Corp	43,164
11,435		M&T Bank Corp	854,766
4,715		MainSource Financial Group, Inc	38,993
79,328		Marshall & Ilsley Corp	468,828
7,189		MB Financial, Inc	107,044
641		Merchants Bancshares, Inc	16,544
1,281	*	Meridian Interstate Bancorp, Inc	13,591
31,180	*	MGIC Investment Corp	275,008
602		Midsouth Bancorp, Inc	8,271

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

964		MidWestOne Financial Group, Inc	$14,180
4,732	*	Nara Bancorp, Inc	37,099
447		NASB Financial, Inc	7,411
945		National Bankshares, Inc	24,712
18,273		National Penn Bancshares, Inc	118,592
5,959		NBT Bancorp, Inc	131,396
67,089		New York Community Bancorp, Inc	1,135,816
17,184		NewAlliance Bancshares, Inc	221,502
3,079		Northfield Bancorp, Inc	34,947
18,111		Northwest Bancshares, Inc	205,379
1,978		OceanFirst Financial Corp	23,617
10,478	*	Ocwen Financial Corp	90,425
11,982		Old National Bancorp	113,350
1,600	*	OmniAmerican Bancorp, Inc	18,736
7,114		Oriental Financial Group, Inc	94,118
8,325		Oritani Financial Corp	88,328
651		Orrstown Financial Services, Inc	16,763
2,647		Pacific Continental Corp	21,997
4,339		PacWest Bancorp	75,629
2,024		Park National Corp	132,268
984		Peapack Gladstone Financial Corp	11,936
502		Penns Woods Bancorp, Inc	16,541
1,923	*	Pennsylvania Commerce Bancorp, Inc	19,442
1,601		Peoples Bancorp, Inc	21,101
58,157		People’s United Financial, Inc	715,913
4,700	*	Pinnacle Financial Partners, Inc	53,627
26,512	*	PMI Group, Inc	88,815
81,075		PNC Financial Services Group, Inc	4,369,943
153,774	*	Popular, Inc	419,803
7,573		PrivateBancorp, Inc	89,286
7,437		Prosperity Bancshares, Inc	231,216
8,275		Provident Financial Services, Inc	104,596
7,032		Provident New York Bancorp	62,374
22,046		Radian Group, Inc	167,329
188,952		Regions Financial Corp	1,190,398
3,065		Renasant Corp	50,113
1,611		Republic Bancorp, Inc (Class A)	32,929
1,039		Rockville Financial, Inc	11,751
2,561		Roma Financial Corp	25,380
3,800		S&T Bancorp, Inc	74,480
2,198		S.Y. Bancorp, Inc	53,851
3,365		Sandy Spring Bancorp, Inc	58,551
1,859		SCBT Financial Corp	56,755
1,188		Sierra Bancorp	12,367
6,433	*	Signature Bank	271,730
3,237		Simmons First National Corp (Class A)	88,014
1,926		Southside Bancshares, Inc	36,228
3,920		Southwest Bancorp, Inc	38,808
1,608		State Bancorp, Inc	14,761
2,717		StellarOne Corp	34,723
3,792		Sterling Bancorp	35,607
12,960		Sterling Bancshares, Inc	69,854

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

1,369		Suffolk Bancorp	$35,457
76,593		SunTrust Banks, Inc	1,916,357
18,630		Susquehanna Bancshares, Inc	147,177
6,325	*	SVB Financial Group	274,126
128,562		Synovus Financial Corp	277,694
1,388	*	Taylor Capital Group, Inc	16,739
21,846		TCF Financial Corp	287,493
2,926		Territorial Bancorp, Inc	49,654
4,897	*	Texas Capital Bancshares, Inc	88,881
13,975		TFS Financial Corp	122,281
4,383	*	The Bancorp, Inc	32,829
1,261		Tompkins Trustco, Inc	48,675
456		Tower Bancorp, Inc	9,859
3,266		TowneBank	47,357
1,517		Trico Bancshares	23,650
10,287		Trustco Bank Corp NY	55,447
9,986		Trustmark Corp	220,591
5,205		UMB Financial Corp	192,897
16,638		Umpqua Holdings Corp	183,018
4,373		Union Bankshares Corp	56,237
5,237		United Bankshares, Inc	139,933
23,665	*	United Community Banks, Inc	46,383
3,593		United Financial Bancorp, Inc	48,649
2,358		Univest Corp of Pennsylvania	44,472
294,212		US Bancorp	7,114,046
26,542		Valley National Bancorp	354,070
2,170		ViewPoint Financial Group	20,832
2,698	*	Virginia Commerce Bancorp	14,326
2,229		Washington Banking Co	28,063
17,221		Washington Federal, Inc	258,832
1,942		Washington Trust Bancorp, Inc	39,015
2,390	*	Waterstone Financial, Inc	8,939
9,324		Webster Financial Corp	159,627
748,098		Wells Fargo & Co	19,510,396
3,315		WesBanco, Inc	55,062
1,895	*	West Bancorporation, Inc	12,450
13,251	*	West Coast Bancorp	34,850
4,617		Westamerica Bancorporation	230,942
7,711	*	Western Alliance Bancorp	46,574
4,835		Westfield Financial, Inc	40,856
13,271		Whitney Holding Corp	109,884
13,085		Wilmington Trust Corp	93,034
1,913		Wilshire Bancorp, Inc	12,836
5,252		Wintrust Financial Corp	157,245
1,071		WSFS Financial Corp	41,812
26,070		Zions Bancorporation	538,606

		TOTAL BANKS	64,031,878

CAPITAL GOODS - 8.2%
2,446	*	3D Systems Corp	63,205
109,409		3M Co	9,214,426
3,729		A.O. Smith Corp	208,936

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

12,947	*	A123 Systems, Inc	$125,845
2,472		Aaon, Inc	60,688
5,576	*	AAR Corp	122,895
2,783		Aceto Corp	20,511
9,997		Actuant Corp (Class A)	224,633
6,942		Acuity Brands, Inc	347,586
10,147	*	Advanced Battery Technologies, Inc	40,081
15,681	*	Aecom Technology Corp	415,390
3,085	*	Aerovironment, Inc	72,374
14,434	*	AGCO Corp	613,012
7,264		Aircastle Ltd	66,901
699		Alamo Group, Inc	16,776
4,032		Albany International Corp (Class A)	82,253
5,376	*	Alliant Techsystems, Inc	409,866
3,779	*	Altra Holdings, Inc	55,929
2,530	*	Ameresco, Inc	33,194
1,410	*	American Railcar Industries, Inc	21,728
1,757		American Science & Engineering, Inc	144,689
7,019	*	American Superconductor Corp	236,189
1,400		American Woodmark Corp	24,780
1,304		Ameron International Corp	89,663
16,653		Ametek, Inc	900,095
1,129		Ampco-Pittsburgh Corp	29,185
3,509		Apogee Enterprises, Inc	36,809
18,965	*	Applied Energetics, Inc	19,724
6,231		Applied Industrial Technologies, Inc	189,485
2,460		Applied Signal Technology, Inc	82,558
954	*	Argan, Inc	8,080
2,833	*	Armstrong World Industries, Inc	118,278
15,095	*	ArvinMeritor, Inc	250,275
2,788	*	Astec Industries, Inc	82,162
1,755	*	Astronics Corp	36,592
1,818		AZZ, Inc	67,521
17,374	*	Babcock & Wilcox Co	396,475
2,686		Badger Meter, Inc	111,550
7,425		Baldor Electric Co	311,999
7,669		Barnes Group, Inc	139,499
14,253	*	BE Aerospace, Inc	523,940
6,708	*	Beacon Roofing Supply, Inc	99,010
6,507		Belden CDT, Inc	181,545
6,697	*	Blount International, Inc	100,455
4,910	*	Bluelinx Holdings, Inc	15,467
116,675		Boeing Co	8,241,922
7,394		Brady Corp (Class A)	227,366
6,952		Briggs & Stratton Corp	122,355
25,150	*	Broadwind Energy, Inc	47,785
11,748		Bucyrus International, Inc (Class A)	800,744
10,284	*	Builders FirstSource, Inc	20,774
2,272	*	CAI International, Inc	37,488
34,013	*	Capstone Turbine Corp	25,510
9,270		Carlisle Cos, Inc	325,099
1,450		Cascade Corp	51,316

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

96,600		Caterpillar, Inc	$7,592,761
4,178	*	Ceradyne, Inc	99,478
5,674	*	Chart Industries, Inc	132,204
15,190	*	Chicago Bridge & Iron Co NV	382,940
2,328		CIRCOR International, Inc	81,666
7,690		Clarcor, Inc	304,985
3,535	*	CNH Global NV	140,304
3,253	*	Colfax Corp	52,276
2,703	*	Columbus McKinnon Corp	47,465
5,378		Comfort Systems USA, Inc	61,578
6,336	*	Commercial Vehicle Group, Inc	85,092
25,812		Cooper Industries plc	1,353,065
7,086		Crane Co	271,110
2,821		Cubic Corp	122,911
30,579		Cummins, Inc	2,694,010
7,336		Curtiss-Wright Corp	226,536
81,791		Danaher Corp	3,546,458
65,155		Deere & Co	5,003,905
4,139	*	DigitalGlobe, Inc	135,138
11,620		Donaldson Co, Inc	566,126
1,654		Douglas Dynamics, Inc	23,851
28,678		Dover Corp	1,522,802
1,267		Ducommun, Inc	27,202
1,235	*	DXP Enterprises, Inc	23,514
5,653	*	Dycom Industries, Inc	60,487
1,779		Dynamic Materials Corp	27,628
25,703		Eaton Corp	2,283,197
9,527	*	EMCOR Group, Inc	246,273
115,550		Emerson Electric Co	6,343,695
3,680		Encore Wire Corp	76,397
14,197	*	Ener1, Inc	51,393
9,284	*	Energy Recovery, Inc	33,051
7,473	*	EnerSys	196,988
2,790	*	EnPro Industries, Inc	98,041
3,619		ESCO Technologies, Inc	124,059
4,389	*	Esterline Technologies Corp	265,271
20,467		Fastenal Co	1,053,640
8,728		Federal Signal Corp	49,313
9,555	*	Flow International Corp	25,225
8,711		Flowserve Corp	871,100
27,485		Fluor Corp	1,324,503
13,086	*	Force Protection, Inc	73,412
3,447		Franklin Electric Co, Inc	124,471
1,928		Freightcar America, Inc	51,015
28,765	*	FuelCell Energy, Inc	32,792
5,584	*	Furmanite Corp	32,108
7,875		Gardner Denver, Inc	455,333
6,691		GATX Corp	211,837
11,146	*	GenCorp, Inc	54,281
2,644	*	Generac Holdings, Inc	35,773
8,556	*	General Cable Corp	239,055
53,367		General Dynamics Corp	3,635,360

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

1,641,151		General Electric Co	$26,291,240
3,622	*	GeoEye, Inc	160,346
6,454	*	Gibraltar Industries, Inc	58,925
2,090	*	Global Defense Technology & Systems, Inc	28,633
19,234		Goodrich Corp	1,578,534
2,031		Gorman-Rupp Co	60,564
9,274		Graco, Inc	319,118
17,220	*	GrafTech International Ltd	283,613
1,415		Graham Corp	24,013
4,880		Granite Construction, Inc	117,998
8,220		Great Lakes Dredge & Dock Corp	50,882
4,655	*	Greenbrier Cos, Inc	84,721
6,157	*	Griffon Corp	72,591
3,805	*	H&E Equipment Services, Inc	36,985
11,386		Harsco Corp	263,927
746	*	Hawk Corp	37,173
4,715		Heico Corp	234,713
1,591	*	Herley Industries, Inc	26,427
14,584	*	Hexcel Corp	259,158
2,464	*	Hoku Scientific, Inc	6,899
117,940		Honeywell International, Inc	5,556,153
2,360		Houston Wire & Cable Co	27,211
9,292		Hubbell, Inc (Class B)	501,954
13,061		IDEX Corp	471,241
3,695	*	II-VI, Inc	145,361
67,814		Illinois Tool Works, Inc	3,099,100
49,593		Ingersoll-Rand plc	1,949,501
6,477	*	Insituform Technologies, Inc (Class A)	139,903
2,184		Insteel Industries, Inc	18,761
4,656	*	Interline Brands, Inc	93,539
28,242		ITT Industries, Inc	1,332,740
18,863	*	Jacobs Engineering Group, Inc	728,301
3,951		John Bean Technologies Corp	67,562
15,869		Joy Global, Inc	1,125,906
1,378	*	Kadant, Inc	27,091
4,411		Kaman Corp	118,876
5,636		Kaydon Corp	196,527
24,148		KBR, Inc	613,359
12,633		Kennametal, Inc	431,291
2,253	*	Kratos Defense & Security Solutions, Inc	25,684
17,824		L-3 Communications Holdings, Inc	1,286,715
1,792	*	LaBarge, Inc	22,740
2,440	*	Ladish Co, Inc	78,056
427		Lawson Products, Inc	7,870
2,659	*	Layne Christensen Co	74,292
1,707	*	LB Foster Co (Class A)	56,365
7,145		Lennox International, Inc	293,016
6,394		Lincoln Electric Holdings, Inc	382,105
1,970		Lindsay Manufacturing Co	113,571
1,159	*	LMI Aerospace, Inc	18,926
47,447		Lockheed Martin Corp	3,382,497
2,512		LSI Industries, Inc	23,236

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

2,362	*	Lydall, Inc	$17,550
21,065		Manitowoc Co, Inc	234,664
53,959		Masco Corp	575,202
10,299	*	Mastec, Inc	125,648
1,685		Met-Pro Corp	19,024
1,222	*	Michael Baker Corp	39,935
2,799	*	Middleby Corp	208,973
1,233		Miller Industries, Inc	16,596
6,413	*	Moog, Inc (Class A)	241,129
6,557		MSC Industrial Direct Co (Class A)	373,356
5,630		Mueller Industries, Inc	165,522
31,915		Mueller Water Products, Inc (Class A)	96,383
2,652	*	MYR Group, Inc	41,345
809		Nacco Industries, Inc (Class A)	80,301
10,698	*	Navistar International Corp	515,430
5,870	*	NCI Building Systems, Inc	58,172
5,131		Nordson Corp	400,321
46,086		Northrop Grumman Corp	2,913,096
1,232	*	Northwest Pipe Co	23,186
9,245	*	Orbital Sciences Corp	150,139
3,971	*	Orion Marine Group, Inc	49,677
13,772	*	Oshkosh Truck Corp	406,412
17,641	*	Owens Corning, Inc	477,013
56,052		Paccar, Inc	2,873,226
17,581		Pall Corp	750,181
24,672		Parker Hannifin Corp	1,888,642
14,830		Pentair, Inc	485,386
4,860	*	Perini Corp	112,801
2,780	*	Pgt, Inc	5,838
1,814	*	Pike Electric Corp	13,714
1,779	*	PMFG, Inc	27,841
3,209	*	Polypore International, Inc	106,763
1,254	*	Powell Industries, Inc	38,698
2,764	*	PowerSecure International, Inc	26,009
21,776		Precision Castparts Corp	2,974,166
352		Preformed Line Products Co	15,041
2,780		Primoris Services Corp	20,933
5,396		Quanex Building Products Corp	97,236
32,383	*	Quanta Services, Inc	636,650
2,190		Raven Industries, Inc	90,053
58,599		Raytheon Co	2,700,242
3,598	*	RBC Bearings, Inc	119,885
5,781		Regal-Beloit Corp	333,622
3,824		Robbins & Myers, Inc	111,011
21,934		Rockwell Automation, Inc	1,368,024
24,509		Rockwell Collins, Inc	1,483,040
14,526		Roper Industries, Inc	1,008,540
6,783	*	RSC Holdings, Inc	54,807
4,701	*	Rush Enterprises, Inc (Class A)	74,699
15,108	*	SatCon Technology Corp	60,734
1,058	*	Sauer-Danfoss, Inc	23,392
66		Seaboard Corp	122,367

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

12,673	*	Shaw Group, Inc	$387,287
5,398		Simpson Manufacturing Co, Inc	143,479
8,693		Snap-On, Inc	443,343
15,953	*	Spirit Aerosystems Holdings, Inc (Class A)	345,223
7,723		SPX Corp	517,904
2,397		Standex International Corp	64,551
1,897	*	Sterling Construction Co, Inc	23,143
1,895		Sun Hydraulics Corp	58,878
2,384		TAL International Group, Inc	66,800
7,871	*	Taser International, Inc	31,169
3,029	*	Tecumseh Products Co (Class A)	39,226
5,640	*	Teledyne Technologies, Inc	234,455
2,539		Tennant Co	85,183
17,218	*	Terex Corp	386,544
1,142		Textainer Group Holdings Ltd	29,669
41,382		Textron, Inc	861,573
1,258	*	Thermadyne Holdings Corp	18,971
8,553	*	Thomas & Betts Corp	372,483
13,000		Timken Co	538,460
5,577		Titan International, Inc	84,603
1,730	*	Titan Machinery, Inc	33,631
5,262		Toro Co	298,671
7,417		TransDigm Group, Inc	491,525
3,421		Tredegar Corp	65,991
2,412	*	Trex Co, Inc	43,295
3,092	*	Trimas Corp	48,946
12,417		Trinity Industries, Inc	282,238
2,814		Triumph Group, Inc	235,222
1,434		Twin Disc, Inc	29,196
78,902		Tyco International Ltd	3,020,369
37	*	United Capital Corp	1,000
9,157	*	United Rentals, Inc	172,060
143,259		United Technologies Corp	10,711,474
2,593		Universal Forest Products, Inc	78,153
13,244	*	UQM Technologies, Inc	31,256
12,452	*	URS Corp	484,756
11,734	*	USG Corp	148,787
3,392		Valmont Industries, Inc	267,459
2,758		Vicor Corp	49,120
9,522		W.W. Grainger, Inc	1,181,013
12,005	*	Wabash National Corp	96,760
9,692	*	WABCO Holdings, Inc	449,903
4,376		Watsco, Inc	244,925
5,179		Watts Water Technologies, Inc (Class A)	182,145
6,828	*	WESCO International, Inc	292,375
7,337		Westinghouse Air Brake Technologies Corp	343,665
8,547		Woodward Governor Co	267,863
2,256	*,b	Xerium Technologies, Inc	29,305

		TOTAL CAPITAL GOODS	170,458,260

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

COMMERCIAL & PROFESSIONAL SERVICES - 1.0%
7,829		ABM Industries, Inc	$176,544
4,474	*	Acacia Research (Acacia Technologies)	119,098
8,413	*	ACCO Brands Corp	52,413
3,058		Administaff, Inc	80,150
2,245	*	Advisory Board Co	105,088
2,474		American Ecology Corp	40,128
5,308	*	American Reprographics Co	37,793
3,422	*	APAC Customer Services, Inc	20,772
16,604		Avery Dennison Corp	603,555
1,044		Barrett Business Services, Inc	16,025
6,157		Bowne & Co, Inc	69,882
7,583		Brink’s Co	178,959
3,487	*	Casella Waste Systems, Inc (Class A)	17,191
6,078	*	CBIZ, Inc	35,982
1,246		CDI Corp	17,855
7,593	*	Cenveo, Inc	41,762
21,059		Cintas Corp	578,491
3,550	*	Clean Harbors, Inc	250,275
1,380	*	Consolidated Graphics, Inc	64,239
11,909	*	Copart, Inc	403,239
5,323		Corporate Executive Board Co	166,291
17,250	*	Corrections Corp of America	442,808
3,326	*	CoStar Group, Inc	165,169
1,056		Courier Corp	15,629
19,946		Covanta Holding Corp	314,748
1,484	*	CRA International, Inc	27,677
7,246		Deluxe Corp	148,108
4,166	*	Dolan Media Co	44,576
7,930		Dun & Bradstreet Corp	590,071
16,459		EnergySolutions, Inc	77,193
2,771	*	EnerNOC, Inc	83,324
3,522		Ennis, Inc	63,537
20,006		Equifax, Inc	662,800
2,271	*	Exponent, Inc	72,490
1,588	*	Franklin Covey Co	13,307
7,252	*	FTI Consulting, Inc	257,156
2,934	*	Fuel Tech, Inc	17,868
2,807		G & K Services, Inc (Class A)	69,389
9,356	*	Geo Group, Inc	239,981
2,050	*	GP Strategies Corp	17,794
7,307		Healthcare Services Group	175,587
2,376		Heidrick & Struggles International, Inc	51,036
9,149		Herman Miller, Inc	175,935
1,500	*	Higher One Holdings, Inc	26,190
2,635	*	Hill International, Inc	14,150
6,441		HNI Corp	158,835
4,422	*	Hudson Highland Group, Inc	15,565
2,916	*	Huron Consulting Group, Inc	58,058
2,381	*	ICF International, Inc	61,001
7,768	*	IHS, Inc (Class A)	561,160
6,733	*	Innerworkings, Inc	46,256
7,501		Interface, Inc (Class A)	107,939
27,476		Iron Mountain, Inc	598,702

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

3,897	*	KAR Auction Services, Inc	$50,193
3,659	*	Kelly Services, Inc (Class A)	54,336
4,063	*	Kforce, Inc	60,986
7,420		Kimball International, Inc (Class B)	45,114
7,894		Knoll, Inc	119,752
6,766	*	Korn/Ferry International	119,285
3,593	*	LECG Corp	3,090
1,528	*	M&F Worldwide Corp	41,073
12,313		Manpower, Inc	673,891
3,521		McGrath RentCorp	89,117
11,328	*	Metalico, Inc	49,164
4,681		Mine Safety Appliances Co	131,817
1,750	*	Mistras Group, Inc	18,883
6,390	*	Mobile Mini, Inc	111,378
2,313		Multi-Color Corp	36,892
6,865	*	Navigant Consulting, Inc	62,815
5,639	*	On Assignment, Inc	31,860
33,019		Pitney Bowes, Inc	724,437
31,018		R.R. Donnelley & Sons Co	572,282
49,961		Republic Services, Inc	1,489,336
6,707		Resources Connection, Inc	108,586
22,564		Robert Half International, Inc	611,710
7,298		Rollins, Inc	190,113
2,124		Schawk, Inc (Class A)	41,248
2,432	*	School Specialty, Inc	32,589
7,717	*	Spherion Corp	58,495
2,221	*	Standard Parking Corp	37,957
1,542		Standard Register Co	4,950
13,693		Steelcase, Inc (Class A)	115,158
13,256	*	Stericycle, Inc	950,984
5,851	*	SYKES Enterprises, Inc	97,185
2,665	*	Team, Inc	52,874
10,164	*	Tetra Tech, Inc	214,054
6,591		Towers Watson & Co	338,909
5,988	*	TrueBlue, Inc	84,131
2,536		Unifirst Corp	116,732
3,623	*	United Stationers, Inc	203,613
16,607	*	Verisk Analytics, Inc	495,055
3,326		Viad Corp	66,387
2,181	*	Volt Information Sciences, Inc	17,622
612		VSE Corp	21,573
12,278		Waste Connections, Inc	500,206
74,188		Waste Management, Inc	2,649,994

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	19,945,597

CONSUMER DURABLES & APPAREL - 1.3%
6,389	*	American Apparel, Inc	6,197
5,558		American Greetings Corp (Class A)	107,658
4,122	*	Arctic Cat, Inc	54,864
11,669	*	Beazer Homes USA, Inc	47,376
694		Blyth, Inc	27,843
2,011	*	Brookfield Homes Corp	16,772

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

14,158		Brunswick Corp	$223,980
10,095		Callaway Golf Co	69,454
9,572	*	Carter’s, Inc	238,343
767	*	Cavco Industries, Inc	24,306
716		Cherokee, Inc	13,232
46,739		Coach, Inc	2,336,949
1,613		Columbia Sportswear Co	84,279
14,897	*	CROCS, Inc	207,515
1,272		CSS Industries, Inc	21,281
1,284	*	Culp, Inc	13,020
5,469	*	Deckers Outdoor Corp	317,749
792	*	Delta Apparel, Inc	10,233
41,903		DR Horton, Inc	437,467
45,118	*	Eastman Kodak Co	212,506
3,147		Ethan Allen Interiors, Inc	47,740
23,514		Fortune Brands, Inc	1,270,933
7,603	*	Fossil, Inc	448,501
10,025	*	Furniture Brands International, Inc	50,225
17,872		Garmin Ltd	586,916
2,958	*	G-III Apparel Group Ltd	78,091
14,367	*	Hanesbrands, Inc	356,302
10,454	*	Harman International Industries, Inc	350,732
19,625		Hasbro, Inc	907,655
4,112	*	Helen of Troy Ltd	105,473
3,311		Hooker Furniture Corp	34,997
9,541	*	Hovnanian Enterprises, Inc (Class A)	33,966
10,221	*	Iconix Brand Group, Inc	178,868
3,728	*	iRobot Corp	77,841
3,606	*	Jakks Pacific, Inc	67,973
14,371		Jarden Corp	460,734
16,148	*	Joe’s Jeans, Inc	25,029
618	*	Johnson Outdoors, Inc	8,825
13,768		Jones Apparel Group, Inc	199,085
12,905		KB Home	135,632
951	*	Kenneth Cole Productions, Inc (Class A)	12,791
3,617	*	K-Swiss, Inc (Class A)	43,983
697		Lacrosse Footwear, Inc	10,058
10,403	*	La-Z-Boy, Inc	80,831
6,096	*	Leapfrog Enterprises, Inc	34,077
22,264		Leggett & Platt, Inc	453,740
23,971		Lennar Corp (Class A)	347,819
2,263	*	Libbey, Inc	30,075
1,319	*	Lifetime Brands, Inc	16,936
18,415	*	Liz Claiborne, Inc	112,700
3,142	*	M/I Homes, Inc	33,242
3,109	*	Maidenform Brands, Inc	83,197
589	*	Marine Products Corp	3,658
56,117		Mattel, Inc	1,309,209
5,334		MDC Holdings, Inc	137,351
6,023	*	Meritage Homes Corp	110,281
8,421	*	Mohawk Industries, Inc	482,860
2,261	*	Movado Group, Inc	25,414

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

742		National Presto Industries, Inc	$83,052
48,142		Newell Rubbermaid, Inc	849,706
55,260		Nike, Inc (Class B)	4,500,373
920	*	NVR, Inc	577,217
1,956		Oxford Industries, Inc	45,047
1,266	*	Perry Ellis International, Inc	28,460
8,495		Phillips-Van Heusen Corp	521,083
4,863		Polaris Industries, Inc	345,711
8,417		Polo Ralph Lauren Corp (Class A)	815,439
7,002		Pool Corp	141,020
50,725	*	Pulte Homes, Inc	398,191
27,094	*	Quiksilver, Inc	112,982
3,065	*	RC2 Corp	64,672
1,185		RG Barry Corp	12,253
1,798	*	Russ Berrie & Co, Inc	17,548
5,939		Ryland Group, Inc	88,966
8,861	*	Sealy Corp	23,304
5,564	*	Skechers U.S.A., Inc (Class A)	108,164
709		Skyline Corp	12,641
7,308	*	Smith & Wesson Holding Corp	27,405
21,077	*	Standard-Pacific Corp	76,510
24,611		Stanley Works	1,525,145
773	*	Steinway Musical Instruments, Inc	13,149
3,409	*	Steven Madden Ltd	144,201
2,608		Sturm Ruger & Co, Inc	40,841
1,489	*	Summer Infant, Inc	11,912
11,079	*	Tempur-Pedic International, Inc	382,226
6,175	*	Timberland Co (Class A)	129,552
22,200	*	Toll Brothers, Inc	398,268
5,167	*	True Religion Apparel, Inc	105,665
9,499		Tupperware Corp	425,650
5,914	*	Under Armour, Inc (Class A)	276,066
9,107	*	Unifi, Inc	43,076
2,710	*	Universal Electronics, Inc	57,073
13,545		VF Corp	1,127,486
2,567	*	Volcom, Inc	44,075
6,681	*	Warnaco Group, Inc	354,828
1,327		Weyco Group, Inc	33,109
11,269		Whirlpool Corp	854,529
7,161		Wolverine World Wide, Inc	208,528

		TOTAL CONSUMER DURABLES & APPAREL	28,249,887

CONSUMER SERVICES - 2.2%
3,182	*	AFC Enterprises	40,443
2,077		Ambassadors Group, Inc	23,034
2,642	*	American Public Education, Inc	73,870
3,508		Ameristar Casinos, Inc	62,723
20,057	*	Apollo Group, Inc (Class A)	751,735
8,580	*	Bally Technologies, Inc	309,566
3,574	*	BJ’s Restaurants, Inc	118,478
12,030	*	Bluegreen Corp	38,857
4,398		Bob Evans Farms, Inc	126,223

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

11,576	*	Boyd Gaming Corp	$96,197
4,098	*	Bridgepoint Education, Inc	58,356
14,499		Brinker International, Inc	268,811
2,615	*	Buffalo Wild Wings, Inc	122,983
2,880	*	California Pizza Kitchen, Inc	47,549
2,258	*	Cambium Learning Group, Inc	6,977
2,823	*	Capella Education Co	154,785
9,246	*	Career Education Corp	162,175
1,079	*	Caribou Coffee Co, Inc	11,448
67,355		Carnival Corp	2,907,715
1,372	*	Carrols Restaurant Group, Inc	9,275
3,633		CBRL Group, Inc	195,782
3,172	*	CEC Entertainment, Inc	105,310
9,085	*	Cheesecake Factory	264,555
4,736	*	Chipotle Mexican Grill, Inc (Class A)	995,555
4,074		Choice Hotels International, Inc	154,934
1,530		Churchill Downs, Inc	55,432
4,602	*	Coinstar, Inc	264,983
15,434	*	Corinthian Colleges, Inc	80,565
1,091		CPI Corp	26,904
21,684		Darden Restaurants, Inc	991,176
16,901	*	Denny’s Corp	54,590
9,477		DeVry, Inc	453,569
3,364	*	DineEquity, Inc	149,530
5,279	*	Domino’s Pizza, Inc	78,340
8,419	*	Education Management Corp	101,028
640	*	Einstein Noah Restaurant Group, Inc	7,078
5,790	*	Gaylord Entertainment Co	193,039
4,394	*	Grand Canyon Education, Inc	82,651
49,773		H&R Block, Inc	586,824
10,037		Hillenbrand, Inc	215,695
7,058	*	Hyatt Hotels Corp	284,437
44,844		International Game Technology	699,118
5,171		International Speedway Corp (Class A)	118,106
5,414	*	Interval Leisure Group, Inc	77,691
2,570	*	Isle of Capri Casinos, Inc	20,663
5,418	*	ITT Educational Services, Inc	349,624
9,010	*	Jack in the Box, Inc	208,672
18,383	*	Jamba, Inc	43,568
4,087	*	K12, Inc	114,068
9,992	*	Krispy Kreme Doughnuts, Inc	55,955
48,236	*	Las Vegas Sands Corp	2,213,068
960		Learning Tree International, Inc	9,312
5,772	*	Life Time Fitness, Inc	208,542
3,994	*	Lincoln Educational Services Corp	49,765
1,501		Mac-Gray Corp	18,237
2,839		Marcus Corp	36,396
40,823		Marriott International, Inc (Class A)	1,512,492
5,079		Matthews International Corp (Class A)	167,709
4,984	*	McCormick & Schmick’s Seafood Restaurants, Inc	44,507
165,365		McDonald’s Corp	12,860,437
44,112	*	MGM Mirage	482,144

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

1,611	*	Monarch Casino & Resort, Inc	$18,607
6,068	*	Morgans Hotel Group Co	48,969
3,462	*	Multimedia Games, Inc	13,571
1,032		National American University Holdings, Inc	7,028
5,024	*	O’Charleys, Inc	37,680
15,568	*	Orient-Express Hotels Ltd (Class A)	197,091
4,881	*	Panera Bread Co (Class A)	436,898
3,238	*	Papa John’s International, Inc	83,638
1,900	*	Peet’s Coffee & Tea, Inc	72,675
9,576	*	Penn National Gaming, Inc	318,498
3,275		PF Chang’s China Bistro, Inc	150,388
10,988	*	Pinnacle Entertainment, Inc	140,646
1,159	*	Pre-Paid Legal Services, Inc	69,749
1,835	*	Princeton Review, Inc	2,918
2,712	*	Red Lion Hotels Corp	21,343
1,938	*	Red Robin Gourmet Burgers, Inc	39,341
8,102		Regis Corp	165,686
20,235	*	Royal Caribbean Cruises Ltd	800,092
11,730	*	Ruby Tuesday, Inc	141,933
6,345	*	Ruth’s Chris Steak House, Inc	28,933
10,159	*	Scientific Games Corp (Class A)	80,256
38,301		Service Corp International	317,132
7,381	*	Shuffle Master, Inc	69,455
8,608	*	Sonic Corp	76,439
10,258		Sotheby’s (Class A)	449,711
2,017		Speedway Motorsports, Inc	30,860
113,927		Starbucks Corp	3,244,641
29,096		Starwood Hotels & Resorts Worldwide, Inc	1,575,257
202	*	Steak N Shake Co	67,345
2,036	*	Steiner Leisure Ltd	78,936
11,557		Stewart Enterprises, Inc (Class A)	64,257
2,082		Strayer Education, Inc	291,126
7,450	*	Texas Roadhouse, Inc (Class A)	114,432
2,873		Universal Technical Institute, Inc	55,593
5,451	*	Vail Resorts, Inc	221,093
5,581		Weight Watchers International, Inc	186,908
46,398		Wendy’s/Arby’s Group, Inc (Class A)	213,431
9,255	*	WMS Industries, Inc	403,796
27,097		Wyndham Worldwide Corp	779,039
11,348		Wynn Resorts Ltd	1,216,165
72,005		Yum! Brands, Inc	3,568,568

		TOTAL CONSUMER SERVICES	45,923,375

DIVERSIFIED FINANCIALS - 7.0%
6,404		Advance America Cash Advance Centers, Inc	31,956
7,683	*	Affiliated Managers Group, Inc	657,742
52,875	*	American Capital Ltd	369,068
161,240		American Express Co	6,685,009
39,526		Ameriprise Financial, Inc	2,043,099
30,312		Apollo Investment Corp	333,129
28,810		Ares Capital Corp	482,279
3,919		Artio Global Investors, Inc	61,019

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

1,920	*	Asset Acceptance Capital Corp	$11,098
1,559		Asta Funding, Inc	12,831
1,539,666		Bank of America Corp	17,613,778
186,461		Bank of New York Mellon Corp	4,672,713
8,068		BGC Partners, Inc (Class A)	55,992
9,822		BlackRock Kelso Capital Corp	115,114
5,394		BlackRock, Inc	922,320
22,141	*	Broadpoint Securities Group, Inc	49,817
3,296		Calamos Asset Management, Inc (Class A)	39,519
69,760		Capital One Financial Corp	2,599,955
409		Capital Southwest Corp	39,522
3,823	*	Cardtronics, Inc	64,800
4,707		Cash America International, Inc	165,828
2,000		CBOE Holdings, Inc	48,020
152,018		Charles Schwab Corp	2,341,077
3,247,610	*	Citigroup, Inc	13,542,534
10,097		CME Group, Inc	2,924,596
2,438		Cohen & Steers, Inc	61,121
4,565		Compass Diversified Trust	77,742
2,507		CompuCredit Corp	14,114
5,125	*	Cowen Group, Inc	17,938
1,125	*	Credit Acceptance Corp	66,161
230		Diamond Hill Investment Group, Inc	17,613
83,577		Discover Financial Services	1,475,134
4,036	*	Dollar Financial Corp	100,981
3,900		Duff & Phelps Corp	54,366
34,867	*	E*Trade Financial Corp	498,598
17,739		Eaton Vance Corp	510,351
1,679	*	Encore Capital Group, Inc	34,117
1,720		Epoch Holding Corp	22,928
2,074		Evercore Partners, Inc (Class A)	62,967
6,408	*	Ezcorp, Inc (Class A)	137,644
7,188	*	FBR Capital Markets Corp	25,446
13,776		Federated Investors, Inc (Class B)	343,160
7,863		Fifth Street Finance Corp	92,783
1,794	*	Financial Engines, Inc	26,426
4,125	*	First Cash Financial Services, Inc	119,914
11,052	*	First Marblehead Corp	24,646
22,886		Franklin Resources, Inc	2,625,024
941		Friedman Billings Ramsey Group, Inc (Class A)	22,292
974		GAMCO Investors, Inc (Class A)	41,726
9,708		GFI Group, Inc	46,501
2,552		Gladstone Capital Corp	29,271
2,486		Gladstone Investment Corp	18,098
79,158		Goldman Sachs Group, Inc	12,740,480
1,077		Golub Capital BDC, Inc	17,135
700	*	Green Dot Corp	35,560
4,429		Greenhill & Co, Inc	344,000
2,695	*	Harris & Harris Group, Inc	11,238
4,866		Hercules Technology Growth Capital, Inc	49,536
2,645	*	HFF, Inc (Class A)	26,000
5,588	*	Interactive Brokers Group, Inc (Class A)	104,607

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

11,408	*	IntercontinentalExchange, Inc	$1,310,437
2,126	*	International Assets Holding Corp	46,878
71,895		Invesco Ltd	1,653,585
6,512	*	Investment Technology Group, Inc	92,731
240,342		iShares Russell 3000 Index Fund	16,859,991
28,255		Janus Capital Group, Inc	298,373
17,531		Jefferies Group, Inc	419,517
1,865		JMP Group, Inc	12,402
611,713		JPMorgan Chase & Co	23,018,759
1,025		Kayne Anderson Energy Development Co	17,097
4,820		KBW, Inc	121,946
13,652	*	Knight Capital Group, Inc (Class A)	177,886
7,100	*	LaBranche & Co, Inc	23,075
29,673	*	Ladenburg Thalmann Financial Services, Inc	34,421
14,686		Lazard Ltd (Class A)	541,913
23,609		Legg Mason, Inc	732,587
29,304	*	Leucadia National Corp	744,908
850		Life Partners Holdings, Inc	15,776
1,727		Main Street Capital Corp	28,996
4,368		MarketAxess Holdings, Inc	79,367
1,195	*	Marlin Business Services Corp	14,543
9,246		MCG Capital Corp	58,527
1,650		Medallion Financial Corp	13,250
16,268	*	MF Global Holdings Ltd	127,378
30,863		Moody’s Corp	835,153
231,165		Morgan Stanley	5,749,074
16,553	*	MSCI, Inc (Class A)	593,425
2,942		MVC Capital, Inc	39,276
20,348	*	Nasdaq Stock Market, Inc	427,715
3,846		Nelnet, Inc (Class A)	86,420
4,005	*	NewStar Financial, Inc	30,478
2,537		NGP Capital Resources Co	25,421
37,381		Northern Trust Corp	1,855,219
40,306		NYSE Euronext	1,234,976
1,322		Oppenheimer Holdings, Inc	33,645
5,837	*	optionsXpress Holdings, Inc	93,217
5,360		PennantPark Investment Corp	59,603
7,002	*	Penson Worldwide, Inc	36,060
8,425	*	PHH Corp	162,350
3,101	*	Pico Holdings, Inc	95,325
2,547	*	Piper Jaffray Cos	78,881
2,442	*	Portfolio Recovery Associates, Inc	163,736
3,955	*	Primus Guaranty Ltd	19,656
11,702		Prospect Capital Corp	115,733
2,515		Pzena Investment Management, Inc (Class A)	17,027
14,920		Raymond James Financial, Inc	421,042
6,425	*	Rodman & Renshaw Capital Group, Inc	18,440
3,932	*	Safeguard Scientifics, Inc	57,879
3,006		Sanders Morris Harris Group, Inc	17,435
22,489		SEI Investments Co	498,131
73,043	*	SLM Corp	869,212
700		Solar Capital Ltd	15,624

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

25,000		SPDR Trust Series 1	$2,963,250
76,857		State Street Corp	3,209,548
5,165	*	Stifel Financial Corp	244,769
533		Student Loan Corp	15,894
4,254		SWS Group, Inc	29,225
40,130		T Rowe Price Group, Inc	2,217,985
37,106	*	TD Ameritrade Holding Corp	634,142
1,217		THL Credit, Inc	15,334
3,694		TICC Capital Corp	38,196
5,667	*	TradeStation Group, Inc	31,112
1,646		Triangle Capital Corp	26,731
1,018	*	Virtus Investment Partners, Inc	37,412
13,649		Waddell & Reed Financial, Inc (Class A)	396,776
637		Westwood Holdings Group, Inc	22,951
2,324	*	World Acceptance Corp	100,281

		TOTAL DIVERSIFIED FINANCIALS	145,856,535

ENERGY - 10.2%
9,428	*	Abraxas Petroleum Corp	29,038
12,574	*	Allis-Chalmers Energy, Inc	64,630
1,357		Alon USA Energy, Inc	7,694
18,220	*	Alpha Natural Resources, Inc	822,997
7,001	*	American Oil & Gas, Inc	60,489
75,615		Anadarko Petroleum Corp	4,655,616
56,060		Apache Corp	5,663,181
1,431		APCO Argentina, Inc	52,790
2,354	*	Approach Resources, Inc	36,369
24,458		Arch Coal, Inc	601,422
11,769	*	Atlas America, Inc	342,713
8,820	*	ATP Oil & Gas Corp	126,655
8,788	*	Atwood Oceanics, Inc	285,698
65,639		Baker Hughes, Inc	3,041,055
3,216	*	Basic Energy Services, Inc	35,569
7,296		Berry Petroleum Co (Class A)	249,596
7,504	*	Bill Barrett Corp	283,276
21,797	*	BPZ Energy, Inc	81,085
16,794	*	Brigham Exploration Co	354,185
5,624	*	Bristow Group, Inc	218,099
15,633		Cabot Oil & Gas Corp	453,044
17,279	*	Cal Dive International, Inc	87,432
10,233	*	Callon Petroleum Co	50,449
37,440	*	Cameron International Corp	1,638,000
3,053		CARBO Ceramics, Inc	255,750
4,595	*	Carrizo Oil & Gas, Inc	108,534
11,454	*	Cheniere Energy, Inc	37,569
99,332		Chesapeake Energy Corp	2,155,504
308,730		Chevron Corp	25,504,186
13,077		Cimarex Energy Co	1,003,660
814	*	Clayton Williams Energy, Inc	48,612
5,698	*	Clean Energy Fuels Corp	82,735
4,443	*	Cloud Peak Energy, Inc	77,175
10,166	*	Cobalt International Energy, Inc	94,036

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

11,932	*	Complete Production Services, Inc	$279,567
6,531	*	Comstock Resources, Inc	145,968
14,131	*	Concho Resources, Inc	970,376
228,777		ConocoPhillips	13,589,354
34,769		Consol Energy, Inc	1,278,108
2,376	*	Contango Oil & Gas Co	124,954
4,444	*	Continental Resources, Inc	211,223
7,074		Core Laboratories NV	550,145
8,684		Crosstex Energy, Inc	70,427
4,171	*	CVR Energy, Inc	39,708
1,349	*	Dawson Geophysical Co	33,509
874		Delek US Holdings, Inc	6,424
26,816	*	Delta Petroleum Corp	19,629
60,047	*	Denbury Resources, Inc	1,022,000
68,715	*	Devon Energy Corp	4,467,849
6,710		DHT Maritime, Inc	28,853
10,943		Diamond Offshore Drilling, Inc	723,989
12,844	*	Dresser-Rand Group, Inc	439,522
5,104	*	Dril-Quip, Inc	352,686
108,272		El Paso Corp	1,435,687
21,521	*	Endeavour International Corp	29,699
4,018	*	Energy Partners Ltd	44,881
9,020	*	Energy XXI Bermuda Ltd	196,095
38,947		EOG Resources, Inc	3,728,007
22,333		Equitable Resources, Inc	836,148
2,142	*	Evolution Petroleum Corp	12,723
22,084		EXCO Resources, Inc	327,506
10,247	*	Exterran Holdings, Inc	257,917
783,358	d	Exxon Mobil Corp	52,069,807
18,669	*	FMC Technologies, Inc	1,346,035
16,902	*	Forest Oil Corp	519,398
16,720		Frontier Oil Corp	221,540
7,113		Frontline Ltd	204,499
7,649	*	FX Energy, Inc	36,715
6,094	*	Gastar Exploration Ltd	22,426
11,536		General Maritime Corp	44,298
1,428	*	Georesources, Inc	24,562
981	*	Global Geophysical Services, Inc	7,034
14,741	*	Global Industries Ltd	85,350
9,032	*	GMX Resources, Inc	40,463
4,583		Golar LNG Ltd	60,771
5,390	*	Goodrich Petroleum Corp	73,520
4,821	*	Green Plains Renewable Energy, Inc	53,610
1,528		Gulf Island Fabrication, Inc	34,900
3,452	*	Gulfmark Offshore, Inc	102,214
4,256	*	Gulfport Energy Corp	70,905
139,641		Halliburton Co	4,448,962
4,912	*	Harvest Natural Resources, Inc	61,302
14,745	*	Helix Energy Solutions Group, Inc	187,114
14,457		Helmerich & Payne, Inc	618,470
18,233	*	Hercules Offshore, Inc	43,030
44,547		Hess Corp	2,807,797

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

7,231		Holly Corp	$236,671
3,451	*	Hornbeck Offshore Services, Inc	76,750
2,589		Houston American Energy Corp	36,375
23,143	*	International Coal Group, Inc	130,064
24,527	*	ION Geophysical Corp	119,937
139	*	Isramco, Inc	7,965
3,981	*	James River Coal Co	68,911
17,668	*	Key Energy Services, Inc	174,030
2,429		Knightsbridge Tankers Ltd	52,782
25,477	*	Kodiak Oil & Gas Corp	104,965
2,251	*	L&L Energy, Inc	18,391
4,208		Lufkin Industries, Inc	205,561
13,082	*	Magnum Hunter Resources Corp	62,532
109,200		Marathon Oil Corp	3,884,244
15,585	*	Mariner Energy, Inc	388,378
15,504		Massey Energy Co	652,253
3,319	*	Matrix Service Co	30,137
36,368	*	McDermott International, Inc	561,158
13,481	*	McMoRan Exploration Co	227,020
6,894	*	Miller Petroleum, Inc	37,917
29,490		Murphy Oil Corp	1,921,568
42,918	*	Nabors Industries Ltd	896,986
64,421		National Oilwell Varco, Inc	3,463,273
1,429	*	Natural Gas Services Group, Inc	22,507
20,595	*	Newfield Exploration Co	1,227,874
12,213	*	Newpark Resources, Inc	71,812
26,988		Noble Energy, Inc	2,198,982
7,478		Nordic American Tanker Shipping	194,652
6,371	*	Northern Oil And Gas, Inc	125,381
7,300	*	Oasis Petroleum, Inc	155,271
124,843		Occidental Petroleum Corp	9,816,405
8,765	*	Oceaneering International, Inc	542,291
7,544	*	Oil States International, Inc	385,649
3,688		Overseas Shipholding Group, Inc	123,290
561	*	OYO Geospace Corp	34,002
15,686	*	Pacific Asia Petroleum, Inc	41,411
879		Panhandle Oil and Gas, Inc (Class A)	21,711
17,355	*	Parker Drilling Co	73,412
13,580	*	Patriot Coal Corp	183,194
23,147		Patterson-UTI Energy, Inc	449,283
41,106		Peabody Energy Corp	2,174,507
6,726		Penn Virginia Corp	99,679
45,462	*	PetroHawk Energy Corp	773,309
2,940	*	Petroleum Development Corp	91,757
8,718	*	Petroquest Energy, Inc	48,646
2,254	*	PHI, Inc	39,377
6,569	*	Pioneer Drilling Co	40,465
17,808		Pioneer Natural Resources Co	1,242,998
21,031	*	Plains Exploration & Production Co	586,134
27,435	*	Pride International, Inc	831,829
26,319		Questar Market Resources, Inc	869,317
16,860	*	Quicksilver Resources, Inc	252,394

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

7,885	*	RAM Energy Resources, Inc	$11,276
23,994		Range Resources Corp	897,136
30,612	*	Rentech, Inc	36,428
5,404	*	Resolute Energy Corp	64,902
5,188	*	Rex Energy Corp	63,916
995	*	Rex Stores Corp	16,507
7,148	*	Rosetta Resources, Inc	170,909
17,211	*	Rowan Cos, Inc	566,242
3,704		RPC, Inc	81,525
55,115	*	SandRidge Energy, Inc	301,479
209,977		Schlumberger Ltd	14,675,293
1,828	*	Scorpio Tankers, Inc	21,351
3,552	*	SEACOR Holdings, Inc	336,552
2,063	*	Seahawk Drilling, Inc	20,795
6,243		Ship Finance International Ltd	125,547
18,731		Southern Union Co	470,710
52,973	*	Southwestern Energy Co	1,793,136
99,520		Spectra Energy Corp	2,365,590
9,543		St. Mary Land & Exploration Co	397,752
6,116	*	Stone Energy Corp	95,593
18,145		Sunoco, Inc	679,893
11,915	*	Superior Energy Services	329,092
5,539	*	Swift Energy Co	176,417
10,677	*	Syntroleum Corp	19,112
1,913	*	T-3 Energy Services, Inc	64,028
5,764		Teekay Corp	183,295
4,054		Teekay Tankers Ltd (Class A)	48,162
4,273	*	Tesco Corp	54,096
21,307		Tesoro Corp	276,139
10,698	*	Tetra Technologies, Inc	104,412
7,940		Tidewater, Inc	366,272
20,713	*	TransAtlantic Petroleum Ltd	63,175
23,605	*	Ultra Petroleum Corp	971,346
1,437	*	Union Drilling, Inc	6,567
6,429	*	Unit Corp	252,210
9,750	*	Uranium Energy Corp	37,733
22,875	*	USEC, Inc	122,839
8,878		Vaalco Energy, Inc	52,203
86,795		Valero Energy Corp	1,557,970
12,910	*	Vantage Drilling Co	22,205
2,583	*	Venoco, Inc	39,985
4,726		W&T Offshore, Inc	51,419
13,013	*	Warren Resources, Inc	54,394
113,973	*	Weatherford International Ltd	1,915,886
7,109	*	Western Refining, Inc	47,275
9,090	*	Whiting Petroleum Corp	913,000
9,315	*	Willbros Group, Inc	82,531
89,438		Williams Cos, Inc	1,924,706
10,363		World Fuel Services Corp	292,547

		TOTAL ENERGY	212,313,474

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

FOOD & STAPLES RETAILING - 2.0%
2,506		Andersons, Inc	$98,661
159		Arden Group, Inc (Class A)	14,002
8,931	*	BJ’s Wholesale Club, Inc	372,691
6,454		Casey’s General Stores, Inc	267,583
67,629		Costco Wholesale Corp	4,245,072
209,166		CVS Corp	6,300,081
4,811	*	Great Atlantic & Pacific Tea Co, Inc	16,550
1,511		Ingles Markets, Inc (Class A)	27,742
99,552		Kroger Co	2,190,144
1,907		Nash Finch Co	79,903
3,132	*	Pantry, Inc	60,917
2,483		Pricesmart, Inc	72,826
83,866	*	Rite Aid Corp	76,712
7,036		Ruddick Corp	245,556
59,700		Safeway, Inc	1,367,130
3,602		Spartan Stores, Inc	53,850
31,938		Supervalu, Inc	344,611
974	*	Susser Holdings Corp	13,315
90,942		Sysco Corp	2,679,151
6,491	*	United Natural Foods, Inc	232,118
842		Village Super Market (Class A)	24,586
150,010		Walgreen Co	5,082,339
313,236		Wal-Mart Stores, Inc	16,967,995
2,427		Weis Markets, Inc	94,556
21,843	*	Whole Foods Market, Inc	868,259
7,216	*	Winn-Dixie Stores, Inc	48,347

		TOTAL FOOD & STAPLES RETAILING	41,844,697

FOOD, BEVERAGE & TOBACCO - 5.2%
445		Alico, Inc	11,392
11,613	*	Alliance One International, Inc	51,329
320,131		Altria Group, Inc	8,137,730
98,937		Archer Daniels Midland Co	3,296,581
6,820		B&G Foods, Inc (Class A)	83,545
1,530	*	Boston Beer Co, Inc (Class A)	109,533
16,424		Brown-Forman Corp (Class B)	998,743
22,189		Bunge Ltd	1,332,893
1,190		Calavo Growers, Inc	26,097
1,890	b	Cal-Maine Foods, Inc	54,753
28,352		Campbell Soup Co	1,027,760
10,613	*	Central European Distribution Corp	265,007
6,012	*	Chiquita Brands International, Inc	79,779
572		Coca-Cola Bottling Co Consolidated	30,499
323,740		Coca-Cola Co	19,851,737
48,982		Coca-Cola Enterprises, Inc	1,176,058
68,601		ConAgra Foods, Inc	1,542,836
29,295	*	Constellation Brands, Inc (Class A)	577,990
11,315		Corn Products International, Inc	481,453
10,759	*	Darling International, Inc	107,698
28,364	*	Dean Foods Co	294,986
29,865		Del Monte Foods Co	428,264
3,570		Diamond Foods, Inc	157,794

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

5,085	*	Dole Food Co, Inc	$46,884
37,805		Dr Pepper Snapple Group, Inc	1,381,773
797		Farmer Bros Co	13,079
11,752		Flowers Foods, Inc	299,441
6,525	*	Fresh Del Monte Produce, Inc	144,398
102,087		General Mills, Inc	3,832,345
16,622	*	Green Mountain Coffee Roasters, Inc	548,360
406		Griffin Land & Nurseries, Inc (Class A)	9,988
48,655		H.J. Heinz Co	2,389,447
5,594	*	Hain Celestial Group, Inc	138,340
10,133	*	Hansen Natural Corp	518,911
1,197	*	Harbinger Group, Inc	6,177
10,971	*	Heckmann Corp	44,871
23,771		Hershey Co	1,176,427
11,083		Hormel Foods Corp	508,931
1,197		Imperial Sugar Co	15,202
2,597		J&J Snack Foods Corp	111,333
18,408		J.M. Smucker Co	1,183,266
1,086	*	John B. Sanfilippo & Son, Inc	14,574
39,651		Kellogg Co	1,992,859
246,547		Kraft Foods, Inc (Class A)	7,956,071
3,555		Lancaster Colony Corp	177,323
4,091		Lance, Inc	93,029
1,183		Limoneira Co	23,944
23,670		Lorillard, Inc	2,019,998
20,535		McCormick & Co, Inc	908,058
31,452		Mead Johnson Nutrition Co	1,850,007
1,659		Mgp Ingredients, Inc	14,964
20,459		Molson Coors Brewing Co (Class B)	966,279
2,418		National Beverage Corp	34,577
247,869		PepsiCo, Inc	16,185,846
284,328		Philip Morris International, Inc	16,633,189
6,880	*	Pilgrim’s Pride Corp	41,968
8,510	*	Ralcorp Holdings, Inc	528,131
25,840		Reynolds American, Inc	1,677,016
3,692		Sanderson Farms, Inc	154,990
101,710		Sara Lee Corp	1,457,504
1,580	*	Seneca Foods Corp	36,498
8,675	*	Smart Balance, Inc	30,883
19,832	*	Smithfield Foods, Inc	332,186
16,938	*	Star Scientific, Inc	33,876
4,702	*	Synutra International, Inc	52,098
3,695		Tootsie Roll Industries, Inc	96,994
5,405	*	TreeHouse Foods, Inc	252,414
44,912		Tyson Foods, Inc (Class A)	698,382
3,973		Universal Corp	164,641
7,369		Vector Group Ltd	137,800

		TOTAL FOOD, BEVERAGE & TOBACCO	107,059,729

HEALTH CARE EQUIPMENT & SERVICES - 4.3%
3,354	*	Abaxis, Inc	80,530
5,238	*	Abiomed, Inc	54,004

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

1,678	*	Accretive Health, Inc	$18,089
7,125	*	Accuray, Inc	46,883
65,102		Aetna, Inc	1,943,945
1,909	*	AGA Medical Holdings, Inc	39,612
1,581	*	Air Methods Corp	64,663
10,741		Alcon, Inc	1,801,481
8,264	*	Align Technology, Inc	140,736
894	*	Alimera Sciences, Inc	9,611
3,355	*	Alliance Imaging, Inc	13,219
5,849	*	Allied Healthcare International, Inc	16,553
20,151	*	Allscripts Healthcare Solutions, Inc	384,682
1,314	*	Almost Family, Inc	45,372
16,596	*	Alphatec Holdings, Inc	36,179
3,994	*	Amedisys, Inc	101,687
1,085		America Service Group, Inc	16,601
1,755	*	American Dental Partners, Inc	20,463
11,671	*	American Medical Systems Holdings, Inc	235,754
7,979	*	AMERIGROUP Corp	332,964
43,493		AmerisourceBergen Corp	1,427,440
4,810	*	AMN Healthcare Services, Inc	25,493
5,090	*	Amsurg Corp	92,027
2,378		Analogic Corp	108,508
3,787	*	Angiodynamics, Inc	53,851
9,912	*	Antares Pharma, Inc	14,472
3,814	*	Arthrocare Corp	104,046
1,286	*	Assisted Living Concepts, Inc (A Shares)	41,474
4,866	*	athenahealth, Inc	194,494
235		Atrion Corp	38,277
14,626		Bard (C.R.), Inc	1,215,713
91,954		Baxter International, Inc	4,680,459
10,883		Beckman Coulter, Inc	579,411
35,844		Becton Dickinson & Co	2,706,939
4,560	*	Bio-Reference Labs, Inc	98,314
5,643	*	BioScrip, Inc	31,770
228,098	*	Boston Scientific Corp	1,455,265
12,039	*	Brookdale Senior Living, Inc	226,092
1,772		Cantel Medical Corp	32,817
2,148	*	Capital Senior Living Corp	12,802
55,755		Cardinal Health, Inc	1,934,141
3,469	*	CardioNet, Inc	17,692
28,384	*	CareFusion Corp	685,190
5,961	*	Catalyst Health Solutions, Inc	225,624
7,092	*	Centene Corp	158,293
10,779	*	Cerner Corp	946,719
5,273	*	Cerus Corp	17,348
3,720		Chemed Corp	219,257
1,783	*	Chindex International, Inc	24,142
42,604		Cigna Corp	1,499,235
7,734	*	Clarient, Inc	38,593
14,904	*	Community Health Systems, Inc	448,312
1,870		Computer Programs & Systems, Inc	85,403
4,075	*	Conceptus, Inc	57,906

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

4,127	*	Conmed Corp	$90,835
3,983	*	Continucare Corp	17,924
7,025		Cooper Cos, Inc	346,614
1,044	*	Corvel Corp	46,771
22,243	*	Coventry Health Care, Inc	520,931
77,075		Covidien plc	3,072,980
4,302	*	Cross Country Healthcare, Inc	31,405
4,851	*	CryoLife, Inc	31,289
1,698	*	Cutera, Inc	12,277
3,736	*	Cyberonics, Inc	102,777
854	*	Cynosure, Inc (Class A)	8,694
16,022	*	DaVita, Inc	1,149,579
5,866	*	Delcath Systems, Inc	49,802
23,226		Dentsply International, Inc	729,064
8,097	*	DexCom, Inc	111,334
1,317	*	DynaVox, Inc	7,375
17,483	*	Edwards Lifesciences Corp	1,117,339
3,127	*	Electro-Optical Sciences, Inc	23,515
3,909	*	Emdeon, Inc	53,280
4,783	*	Emergency Medical Services Corp (Class A)	260,100
2,401	*	Emeritus Corp	44,779
5,762	*	Endologix, Inc	31,864
2,710		Ensign Group, Inc	50,867
789	*	Exactech, Inc	12,829
83,900	*	Express Scripts, Inc	4,070,827
4,392	*	Five Star Quality Care, Inc	23,849
2,854	*	Genoptix, Inc	48,575
7,738	*	Gen-Probe, Inc	374,751
5,052	*	Gentiva Health Services, Inc	117,611
3,542	*	Greatbatch, Inc	77,039
4,000	*	Haemonetics Corp	218,600
4,454	*	Hanger Orthopedic Group, Inc	83,379
10,149	*	Hansen Medical, Inc	17,355
38,724	*	Health Management Associates, Inc (Class A)	310,179
14,945	*	Health Net, Inc	401,871
14,414	*	Healthsouth Corp	260,749
8,885	*	Healthspring, Inc	259,353
4,760	*	Healthways, Inc	49,885
1,571	*	HeartWare International, Inc	107,362
14,433	*	Henry Schein, Inc	810,413
9,487		Hill-Rom Holdings, Inc	367,621
4,389	*	HMS Holdings Corp	263,823
38,955	*	Hologic, Inc	624,059
25,471	*	Hospira, Inc	1,515,015
26,188	*	Humana, Inc	1,526,499
1,942	*	ICU Medical, Inc	70,883
9,199	*	Idexx Laboratories, Inc	551,572
11,323	*	Immucor, Inc	197,020
5,037	*	Insulet Corp	80,340
3,369	*	Integra LifeSciences Holdings Corp	144,934
5,999	*	Intuitive Surgical, Inc	1,577,437
4,303		Invacare Corp	116,181

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

12,640	*	Inverness Medical Innovations, Inc	$373,512
2,372	*	IPC The Hospitalist Co, Inc	75,975
2,136	*	IRIS International, Inc	19,779
994	*	Kensey Nash Corp	26,798
5,370	*	Kindred Healthcare, Inc	73,676
9,579	*	Kinetic Concepts, Inc	364,289
16,031	*	Laboratory Corp of America Holdings	1,303,641
1,423		Landauer, Inc	86,931
2,013	*	LCA-Vision, Inc	14,010
3,264	*	LHC Group, Inc	87,802
8,483	*	LifePoint Hospitals, Inc	287,743
16,329		Lincare Holdings, Inc	428,146
5,653	*	Magellan Health Services, Inc	271,344
3,561	*	MAKO Surgical Corp	38,388
8,168		Masimo Corp	246,429
41,732		McKesson Corp	2,753,476
6,090	*	MedAssets, Inc	112,909
2,045	*	Medcath Corp	20,266
66,428	*	Medco Health Solutions, Inc	3,489,462
1,420	*	Medical Action Industries, Inc	14,086
4,173	*	Medidata Solutions, Inc	77,743
1,220		MedQuist, Inc	10,346
169,325		Medtronic, Inc	5,961,934
6,990	*	Merge Healthcare, Inc	23,347
5,826		Meridian Bioscience, Inc	133,357
4,242	*	Merit Medical Systems, Inc	67,066
5,145	*	Metropolitan Health Networks, Inc	21,815
2,701	*	Molina Healthcare, Inc	70,010
1,960	*	MWI Veterinary Supply, Inc	112,112
1,998		National Healthcare Corp	72,747
34		National Research Corp	956
3,980	*	Natus Medical, Inc	52,138
3,603	*	Neogen Corp	120,412
5,577	*	NuVasive, Inc	146,117
3,459	*	NxStage Medical, Inc	69,733
18,071		Omnicare, Inc	435,873
4,502	*	Omnicell, Inc	62,893
6,498	*	OraSure Technologies, Inc	26,447
2,540	*	Orthofix International NV	71,145
7,797	*	Orthovita, Inc	16,997
9,780		Owens & Minor, Inc	278,534
2,480	*	Palomar Medical Technologies, Inc	26,238
16,440		Patterson Cos, Inc	454,566
1,344	*	PDI, Inc	11,787
7,736	*	Pediatrix Medical Group, Inc	458,049
4,546	*	PharMerica Corp	45,642
1,436	*	Prospect Medical Holdings, Inc	12,120
1,666	*	Providence Service Corp	27,372
9,505	*	PSS World Medical, Inc	224,603
8,826	*	Psychiatric Solutions, Inc	297,436
3,299		Quality Systems, Inc	211,994
21,830		Quest Diagnostics, Inc	1,072,726

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

3,050	*	Quidel Corp	$35,258
3,516	*	RehabCare Group, Inc	78,161
3,495	*	Res-Care, Inc	46,239
23,718	*	Resmed, Inc	755,893
1,284	*	Rochester Medical Corp	13,996
6,469	*	RTI Biologics, Inc	15,978
2,700	*	Rural	23,274
8,318	*	Select Medical Holdings Corp	62,219
4,710	*	Sirona Dental Systems, Inc	177,332
3,613	*	Skilled Healthcare Group, Inc (Class A)	13,549
8,051	*	Solta Medical, Inc	17,068
2,564	*	SonoSite, Inc	79,920
3,266	*	Spectranetics Corp	15,350
50,236	*	St. Jude Medical, Inc	1,924,039
4,783	*	Staar Surgical Co	25,206
2,943	*	Stereotaxis, Inc	11,625
9,126		STERIS Corp	312,292
48,360		Stryker Corp	2,393,336
10,778	*	Sun Healthcare Group, Inc	102,499
13,216	*	Sunrise Senior Living, Inc	45,331
2,207	*	SurModics, Inc	26,396
9,294	*	SXC Health Solutions Corp	362,094
4,990	*	Symmetry Medical, Inc	44,162
5,107	*	Syneron Medical Ltd	53,777
1,466	*	Synovis Life Technologies, Inc	21,990
2,100	*	Team Health Holdings, Inc	28,035
6,164		Teleflex, Inc	343,643
73,902	*	Tenet Healthcare Corp	322,213
8,187	*	Thoratec Corp	267,224
4,598	*	TomoTherapy, Inc	17,564
1,117	*	Transcend Services, Inc	19,458
2,811	*	Triple-S Management Corp (Class B)	47,422
6,859	*	Unilife Corp	39,233
174,727		UnitedHealth Group, Inc	6,298,907
4,007		Universal American Financial Corp	64,433
13,511		Universal Health Services, Inc (Class B)	557,599
1,389	*	US Physical Therapy, Inc	26,072
19,078	*	Varian Medical Systems, Inc	1,206,111
2,153	*	Vascular Solutions, Inc	23,317
13,181	*	VCA Antech, Inc	272,451
2,303	*	Vital Images, Inc	30,630
6,963	*	Volcano Corp	170,036
7,096	*	WellCare Health Plans, Inc	197,127
61,668	*	WellPoint, Inc	3,351,038
5,343		West Pharmaceutical Services, Inc	190,692
5,213	*	Wright Medical Group, Inc	69,541
727		Young Innovations, Inc	20,189
31,198	*	Zimmer Holdings, Inc	1,480,033
3,572	*	Zoll Medical Corp	116,197

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	89,671,019

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

HOUSEHOLD & PERSONAL PRODUCTS - 2.2%
13,788		Alberto-Culver Co	$514,155
65,621		Avon Products, Inc	1,998,158
1,703	*	Cellu Tissue Holdings, Inc	20,334
8,073	*	Central Garden and Pet Co (Class A)	84,363
11,197		Church & Dwight Co, Inc	737,322
21,933		Clorox Co	1,459,641
75,374		Colgate-Palmolive Co	5,812,843
3,538	*	Elizabeth Arden, Inc	72,352
10,976	*	Energizer Holdings, Inc	820,785
17,067		Estee Lauder Cos (Class A)	1,214,658
1,969		Female Health Co	10,948
9,301		Herbalife Ltd	593,962
1,974		Inter Parfums, Inc	34,525
63,625		Kimberly-Clark Corp	4,030,008
1,740	*	Medifast, Inc	41,551
1,074	*	Nature’s Sunshine Products, Inc	9,419
7,708		Nu Skin Enterprises, Inc (Class A)	235,865
1,366	*	Nutraceutical International Corp	22,198
674		Oil-Dri Corp of America	14,821
5,908	*	Prestige Brands Holdings, Inc	63,511
442,345		Procter & Gamble Co	28,119,871
1,673	*	Revlon, Inc (Class A)	19,106
1,530		Schiff Nutrition International, Inc	12,362
2,342	*	Spectrum Brands, Inc	66,396
804	*	USANA Health Sciences, Inc	35,312
2,740		WD-40 Co	101,079

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	46,145,545

INSURANCE - 3.8%
51,923		ACE Ltd	3,085,265
72,217		Aflac, Inc	4,036,208
1,114	*	Alleghany Corp	334,735
6,819		Allied World Assurance Holdings Ltd	390,115
82,384		Allstate Corp	2,511,888
42,327	*	Ambac Financial Group, Inc	35,153
8,398		American Equity Investment Life Holding Co	91,118
13,896		American Financial Group, Inc	424,940
18,933	*	American International Group, Inc	795,375
980		American National Insurance Co	76,871
810		American Physicians Service Group, Inc	26,244
1,178	*	American Safety Insurance Holdings Ltd	21,875
2,639	*	Amerisafe, Inc	50,379
3,216		Amtrust Financial Services, Inc	48,144
50,711		AON Corp	2,015,762
7,629	*	Arch Capital Group Ltd	659,069
4,264		Argo Group International Holdings Ltd	147,918
16,245		Arthur J. Gallagher & Co	457,459
12,628		Aspen Insurance Holdings Ltd	358,256
16,815		Assurant, Inc	664,865
27,788		Assured Guaranty Ltd	529,361
19,153		Axis Capital Holdings Ltd	651,394
1,020		Baldwin & Lyons, Inc (Class B)	25,500

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

265,709	*	Berkshire Hathaway, Inc (Class B)	$21,139,807
18,502		Brown & Brown, Inc	412,410
47,139		Chubb Corp	2,735,005
23,153		Cincinnati Financial Corp	681,624
6,803	*	Citizens, Inc (Class A)	47,077
3,694	*	CNA Financial Corp	102,398
2,304	*	CNA Surety Corp	44,352
36,535	*	Conseco, Inc	198,750
3,194	*	Crawford & Co (Class B)	8,177
6,555		Delphi Financial Group, Inc (Class A)	177,444
1,472		Donegal Group, Inc (Class A)	20,387
3,364	*	eHealth, Inc	45,448
358		EMC Insurance Group, Inc	7,568
6,230		Employers Holdings, Inc	100,864
7,010		Endurance Specialty Holdings Ltd	290,214
1,204	*	Enstar Group Ltd	96,549
4,367		Erie Indemnity Co (Class A)	249,705
9,210		Everest Re Group Ltd	776,219
1,841		FBL Financial Group, Inc (Class A)	48,161
34,528		Fidelity National Title Group, Inc (Class A)	462,330
14,267		First American Financial Corp	200,309
1,443		First Mercury Financial Corp	23,521
7,362		Flagstone Reinsurance Holdings Ltd	80,246
1,436	*	Fpic Insurance Group, Inc	50,863
76,078	*	Genworth Financial, Inc (Class A)	862,725
3,862	*	Greenlight Capital Re Ltd (Class A)	110,299
1,260	*	Hallmark Financial Services	11,264
7,421		Hanover Insurance Group, Inc	335,800
1,895		Harleysville Group, Inc	65,055
66,709		Hartford Financial Services Group, Inc	1,599,682
17,850		HCC Insurance Holdings, Inc	472,668
6,071	*	Hilltop Holdings, Inc	60,649
5,348		Horace Mann Educators Corp	99,954
2,309		Infinity Property & Casualty Corp	119,491
387		Kansas City Life Insurance Co	12,291
46,498		Lincoln National Corp	1,138,271
48,422		Loews Corp	1,911,701
7,070		Maiden Holdings Ltd	54,086
1,570	*	Markel Corp	525,981
83,181		Marsh & McLennan Cos, Inc	2,077,861
14,668		Max Capital Group Ltd	296,294
26,859	*	MBIA, Inc	301,089
7,924		Meadowbrook Insurance Group, Inc	68,384
4,344		Mercury General Corp	184,533
99,722		Metlife, Inc	4,021,788
11,300		Montpelier Re Holdings Ltd	207,016
6,414	*	National Financial Partners Corp	88,513
1,259		National Interstate Corp	27,031
310		National Western Life Insurance Co (Class A)	49,603
1,818	*	Navigators Group, Inc	83,573
529		NYMAGIC, Inc	13,579
38,387		Old Republic International Corp	506,708

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

3,022		OneBeacon Insurance Group Ltd (Class A)	$42,550
12,141		PartnerRe Ltd	963,024
31,935	*	Phoenix Cos, Inc	67,064
6,496		Platinum Underwriters Holdings Ltd	279,653
2,163		Presidential Life Corp	20,700
3,146		Primerica, Inc	66,444
49,093		Principal Financial Group	1,317,656
4,935	*	ProAssurance Corp	283,713
102,701		Progressive Corp	2,173,153
12,263		Protective Life Corp	293,944
71,097		Prudential Financial, Inc	3,738,280
11,292		Reinsurance Group of America, Inc (Class A)	565,390
8,609		RenaissanceRe Holdings Ltd	518,778
3,060		RLI Corp	175,705
1,937		Safety Insurance Group, Inc	89,993
2,936		SeaBright Insurance Holdings, Inc	24,574
7,649		Selective Insurance Group, Inc	129,421
7,036		Stancorp Financial Group, Inc	301,844
1,886		State Auto Financial Corp	29,535
2,389		Stewart Information Services Corp	25,849
4,982		Symetra Financial Corp	55,051
12,628		Torchmark Corp	723,332
5,945		Tower Group, Inc	144,345
10,265		Transatlantic Holdings, Inc	539,939
72,082		Travelers Cos, Inc	3,978,926
2,398	*	United America Indemnity Ltd	40,478
3,242		United Fire & Casualty Co	64,937
7,209		Unitrin, Inc	175,179
1,705		Universal Insurance Holdings, Inc	7,758
51,414		UnumProvident Corp	1,152,702
12,528		Validus Holdings Ltd	355,294
20,174		W.R. Berkley Corp	555,188
259		Wesco Financial Corp	94,121
1,243		White Mountains Insurance Group Ltd	396,766
51,454		XL Capital Ltd	1,088,252

		TOTAL INSURANCE	81,222,749

MATERIALS - 4.1%
4,432		A. Schulman, Inc	96,174
650	*	AEP Industries, Inc	15,841
32,645		Air Products & Chemicals, Inc	2,773,846
12,906		Airgas, Inc	915,423
17,408		AK Steel Holding Corp	219,167
13,738		Albemarle Corp	688,686
155,793		Alcoa, Inc	2,045,562
14,840		Allegheny Technologies, Inc	781,920
11,568	*	Allied Nevada Gold Corp	285,498
3,604		AMCOL International Corp	99,975
3,548		American Vanguard Corp	26,149
10,859		Aptargroup, Inc	487,352
3,175		Arch Chemicals, Inc	112,744
11,830		Ashland, Inc	610,783

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

4,271		Balchem Corp	$130,522
14,303		Ball Corp	920,540
16,951		Bemis Co	538,364
14,273	*	Boise, Inc	103,479
2,562	*	Brush Engineered Materials, Inc	84,930
4,890		Buckeye Technologies, Inc	88,265
9,385		Cabot Corp	319,278
8,371	*	Calgon Carbon Corp	125,649
7,062	*	Capital Gold Corp	31,002
6,071		Carpenter Technology Corp	216,492
2,462	*	Castle (A.M.) & Co	37,915
23,553		Celanese Corp (Series A)	839,664
11,730	*	Century Aluminum Co	158,590
11,018		CF Industries Holdings, Inc	1,350,036
1,898	*	Clearwater Paper Corp	153,264
20,782		Cleveland-Cliffs, Inc	1,354,986
13,942	*	Coeur d’Alene Mines Corp	287,345
16,142		Commercial Metals Co	224,051
5,381		Compass Minerals International, Inc	424,399
25,517	*	Crown Holdings, Inc	821,392
7,359		Cytec Industries, Inc	364,418
1,552		Deltic Timber Corp	72,447
6,445		Domtar Corporation	511,475
176,486		Dow Chemical Co	5,441,062
139,279		Du Pont (E.I.) de Nemours & Co	6,585,110
6,229		Eagle Materials, Inc	146,132
11,291		Eastman Chemical Co	887,134
36,110		Ecolab, Inc	1,780,945
14,542	*	Ferro Corp	199,516
11,437		FMC Corp	836,045
72,199		Freeport-McMoRan Copper & Gold, Inc (Class B)	6,835,802
15,965	*	General Moly, Inc	83,337
6,277	*	Georgia Gulf Corp	126,984
6,453		Glatfelter	80,275
10,289		Globe Specialty Metals, Inc	159,891
41,565	*	Golden Star Resources Ltd	217,385
2,339	*	Graham Packaging Co, Inc	27,904
17,219	*	Graphic Packaging Holding Co	63,022
5,708		Greif, Inc (Class A)	335,288
6,884		H.B. Fuller Co	142,086
1,202		Hawkins, Inc	43,152
1,730		Haynes International, Inc	62,730
11,476	*	Headwaters, Inc	39,018
39,134	*	Hecla Mining Co	269,633
6,366	*	Horsehead Holding Corp	69,580
28,407		Huntsman Corp	393,437
2,740		Innophos Holdings, Inc	100,613
12,251		International Flavors & Fragrances, Inc	614,510
65,522		International Paper Co	1,656,397
6,771	*	Intrepid Potash, Inc	232,448
15,984	*	Jaguar Mining, Inc	103,416
2,769		Kaiser Aluminum Corp	124,577

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

7,224	*	Kapstone Paper and Packaging Corp	$92,467
878		KMG Chemicals, Inc	12,283
2,822		Koppers Holdings, Inc	78,677
1,500	*	KRATON Polymers LLC	48,690
3,337	*	Landec Corp	20,990
21,790	*	Louisiana-Pacific Corp	168,655
2,370	*	LSB Industries, Inc	52,970
10,545		Lubrizol Corp	1,080,757
6,980		Martin Marietta Materials, Inc	561,750
25,685		MeadWestvaco Corp	660,875
1,583	*	Metals USA Holdings Corp	18,917
2,940		Minerals Technologies, Inc	172,490
4,520	*	Molycorp, Inc	160,008
84,008		Monsanto Co	4,991,755
24,334		Mosaic Co	1,780,275
4,382		Myers Industries, Inc	38,693
19,478		Nalco Holding Co	548,890
2,063		Neenah Paper, Inc	31,667
1,601		NewMarket Corp	189,751
72,862		Newmont Mining Corp	4,435,110
2,057		NL Industries, Inc	23,635
1,565	*	Noranda Aluminium Holding Corp	15,525
48,295		Nucor Corp	1,845,835
11,052		Olin Corp	220,929
1,094		Olympic Steel, Inc	24,527
4,191	*	OM Group, Inc	139,435
5,846	*	Omnova Solutions, Inc	46,651
24,990	*	Owens-Illinois, Inc	700,470
15,512		Packaging Corp of America	378,958
20,900	*	Pactiv Corp	693,462
13,068	*	PolyOne Corp	168,839
25,607		PPG Industries, Inc	1,964,057
46,989		Praxair, Inc	4,291,975
1,562		Quaker Chemical Corp	56,888
11,155		Reliance Steel & Aluminum Co	466,837
5,888		Rock-Tenn Co (Class A)	334,733
7,831	*	Rockwood Holdings, Inc	265,628
8,664		Royal Gold, Inc	428,955
19,515		RPM International, Inc	404,156
4,128	*	RTI International Metals, Inc	128,381
3,073		Schnitzer Steel Industries, Inc (Class A)	158,843
2,819		Schweitzer-Mauduit International, Inc	180,923
7,487		Scotts Miracle-Gro Co (Class A)	399,806
25,309		Sealed Air Corp	585,903
5,624	*	Senomyx, Inc	28,120
7,823		Sensient Technologies Corp	252,761
14,217		Sherwin-Williams Co	1,037,414
18,684		Sigma-Aldrich Corp	1,184,939
8,420		Silgan Holdings, Inc	284,175
17,131	*	Solutia, Inc	310,242
15,992		Sonoco Products Co	535,732
25,443		Southern Copper Corp (NY)	1,088,960

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

3,858	*	Spartech Corp	$32,639
32,562		Steel Dynamics, Inc	472,800
1,112		Stepan Co	74,993
7,262	*	Stillwater Mining Co	129,264
3,760	*	STR Holdings, Inc	93,436
16,183		Temple-Inland, Inc	335,312
2,962		Texas Industries, Inc	101,212
1,013	*	Texas Petrochemicals, Inc	27,807
22,463	*	Thompson Creek Metals Co, Inc	270,455
13,574	*	Titanium Metals Corp	266,865
230	*	United States Lime & Minerals, Inc	9,315
22,126		United States Steel Corp	946,772
682	*	Universal Stainless & Alloy	19,737
3,926	*	US Energy Corp Wyoming	20,572
14,632	*	US Gold Corp	76,525
15,873		Valspar Corp	509,523
9,330	*	Verso Paper Corp	34,148
19,205		Vulcan Materials Co	701,175
8,081		Walter Energy, Inc	710,805
6,892	*	Wausau Paper Corp	58,168
2,843		Westlake Chemical Corp	90,862
8,807		Worthington Industries, Inc	135,628
10,245	*	WR Grace & Co	328,455
3,470		Zep, Inc	62,946
3,318	*	Zoltek Cos, Inc	31,853

		TOTAL MATERIALS	85,309,683

MEDIA - 3.2%
4,918	*	AH Belo Corp (Class A)	35,754
3,798		Arbitron, Inc	96,165
2,004	*	Ascent Media Corp (Series A)	54,589
1,904	*	Ballantyne Strong, Inc	16,032
13,153	*	Belo (A.H.) Corp (Class A)	76,156
36,347		Cablevision Systems Corp (Class A)	971,919
2,152	*	Carmike Cinemas, Inc	17,238
102,294		CBS Corp (Class B)	1,731,837
5,299	*	Central European Media Enterprises Ltd (Class A) Nasdaq	122,142
7,657		Cinemark Holdings, Inc	134,380
7,987	*	CKX, Inc	32,587
6,278	*	Clear Channel Outdoor Holdings, Inc (Class A)	74,583
432,388		Comcast Corp (Class A)	8,898,545
3,179	*	Cumulus Media, Inc (Class A)	9,728
7,037	*	Dex One Corp	49,329
136,557	*	DIRECTV	5,934,767
43,634	*	Discovery Communications, Inc (Class A)	1,946,513
30,947		DISH Network Corp (Class A)	614,607
12,155	*	DreamWorks Animation SKG, Inc (Class A)	429,072
6,303	*	Entercom Communications Corp (Class A)	52,630
13,943	*	Entravision Communications Corp (Class A)	29,559
4,385	*	EW Scripps Co (Class A)	38,325
727	*	Fisher Communications, Inc	13,290
35,838		Gannett Co, Inc	424,680

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

2,311	*	Global Sources Ltd	$17,656
19,139	*	Gray Television, Inc	37,321
5,853		Harte-Hanks, Inc	70,704
73,593	*	Interpublic Group of Cos, Inc	761,688
7,174		John Wiley & Sons, Inc (Class A)	309,630
9,251	*	Journal Communications, Inc (Class A)	42,647
4,042	*	Knology, Inc	58,811
8,093	*	Lamar Advertising Co (Class A)	275,081
13,480	*	Lee Enterprises, Inc	24,803
36,532	*	Liberty Global, Inc (Class A)	1,380,544
11,395	*	Liberty Media Corp - Capital (Series A)	655,668
7,835	*	Liberty Media Corp - Starz	513,349
4,679	*	Lin TV Corp (Class A)	19,465
9,665	*	Lions Gate Entertainment Corp	69,878
19,417	*	Live Nation, Inc	184,267
12,717	*	Lodgenet Entertainment Corp	32,428
9,424	*	Madison Square Garden, Inc	195,925
3,542	*	Martha Stewart Living Omnimedia, Inc (Class A)	15,443
15,695	*	McClatchy Co (Class A)	43,318
48,344		McGraw-Hill Cos, Inc	1,820,152
6,419	*	Media General, Inc (Class A)	35,369
5,315	*	Mediacom Communications Corp (Class A)	36,674
5,443		Meredith Corp	184,790
3,116	*	Morningstar, Inc	152,123
8,096		National CineMedia, Inc	149,938
19,178	*	New York Times Co (Class A)	147,095
349,564		News Corp (Class A)	5,054,695
1,448	*	Nexstar Broadcasting Group, Inc (Class A)	8,196
47,153		Omnicom Group, Inc	2,072,846
1,967	*	Outdoor Channel Holdings, Inc	10,386
3,425	*	Playboy Enterprises, Inc (Class B)	16,611
3,992		Primedia, Inc	14,651
4,506	*	Radio One, Inc	5,227
705	*	ReachLocal, Inc	12,048
13,192		Regal Entertainment Group (Class A)	178,092
1,276	*	Rentrak Corp	34,643
4,288		Scholastic Corp	126,282
14,225		Scripps Networks Interactive (Class A)	723,910
6,135	*	Sinclair Broadcast Group, Inc (Class A)	49,019
609,325	*	Sirius XM Radio, Inc	910,941
1,638	*	SuperMedia, Inc	10,778
57,969		Thomson Corp	2,217,314
54,299		Time Warner Cable, Inc	3,142,283
174,867		Time Warner, Inc	5,684,926
7,914	*	Valassis Communications, Inc	261,162
93,232		Viacom, Inc (Class B)	3,597,823
49,908		Virgin Media, Inc	1,269,160
301,056		Walt Disney Co	10,871,131
7,228	*	Warner Music Group Corp	37,586
931		Washington Post Co (Class B)	374,402
731	*	Westwood One, Inc	6,126
3,050		World Wrestling Entertainment, Inc (Class A)	42,212

		TOTAL MEDIA	65,771,644

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.1%
237,246		Abbott Laboratories	$12,175,465
6,703	*	Accelrys, Inc	48,597
6,358	*	Acorda Therapeutics, Inc	171,920
1,501	*	Acura Pharmaceuticals, Inc	3,933
3,107	*	Affymax, Inc	15,752
9,694	*	Affymetrix, Inc	43,429
7,885	*	Akorn, Inc	35,246
2,680	*	Albany Molecular Research, Inc	17,152
13,881	*	Alexion Pharmaceuticals, Inc	948,072
5,440	*	Alexza Pharmaceuticals, Inc	5,658
12,849	*	Alkermes, Inc	148,663
46,723		Allergan, Inc	3,383,212
9,992	*	Allos Therapeutics, Inc	39,768
5,105	*	Alnylam Pharmaceuticals, Inc	67,080
3,103	*	AMAG Pharmaceuticals, Inc	49,369
147,401	*	Amgen, Inc	8,429,862
21,145	*	Amylin Pharmaceuticals, Inc	275,519
2,604	*	Ardea Biosciences, Inc	55,517
17,616	*	Arena Pharmaceuticals, Inc	29,066
18,075	*	Ariad Pharmaceuticals, Inc	66,516
5,408	*	Arqule, Inc	29,852
9,408	*	Array Biopharma, Inc	30,482
6,343	*	Auxilium Pharmaceuticals, Inc	156,989
12,311	*	AVANIR Pharmaceuticals, Inc	29,916
1,239	*	AVEO Pharmaceuticals, Inc	18,833
20,795	*	AVI BioPharma, Inc	44,085
3,536	*	BioCryst Pharmaceuticals, Inc	17,539
1,225	*	Biodel, Inc	4,422
37,167	*	Biogen Idec, Inc	2,330,743
15,270	*	BioMarin Pharmaceuticals, Inc	399,463
1,957	*	BioMimetic Therapeutics, Inc	22,192
3,031	*	Bio-Rad Laboratories, Inc (Class A)	274,669
9,326	*	Biosante Pharmaceuticals, Inc	13,989
489	*	Biospecifics Technologies Corp	13,448
7,388	*	Biotime, Inc	44,328
4,326	*	BMP Sunstone Corp	42,568
264,528		Bristol-Myers Squibb Co	7,115,803
10,212	*	Bruker BioSciences Corp	153,078
4,339	*	Cadence Pharmaceuticals, Inc	38,530
6,331	*	Caliper Life Sciences, Inc	28,490
2,815	*	Cambrex Corp	12,752
1,551	*	Caraco Pharmaceutical Laboratories Ltd	8,003
11,994	*	Celera Corp	68,366
70,914	*	Celgene Corp	4,401,632
3,722	*	Celldex Therapeutics, Inc	16,563
11,863	*	Cephalon, Inc	788,178
8,213	*	Cepheid, Inc	172,802
10,224	*	Charles River Laboratories International, Inc	335,040
5,590	*	Chelsea Therapeutics International, Inc	28,509

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

3,193	*	China Aoxing Pharmaceutical Co, Inc	$8,078
1,296	*	Clinical Data, Inc	24,611
846	*	Codexis, Inc	8,663
9,440	*	Combinatorx, Inc	12,272
1,260	*	Compound partnering business	14,503
3,540	*	Corcept Therapeutics, Inc	12,638
2,479	*	Cornerstone Therapeutics, Inc	15,519
10,415	*	Covance, Inc	489,401
9,293	*	Cubist Pharmaceuticals, Inc	216,341
1,050	*	Cumberland Pharmaceuticals, Inc	6,584
18,447	*	Curis, Inc	25,826
5,345	*	Cypress Bioscience, Inc	21,327
5,699	*	Cytokinetics, Inc	15,045
6,818	*	Cytori Therapeutics, Inc	33,135
14,806	*	Cytrx	12,792
21,650	*	Dendreon Corp	790,225
5,637	*	Depomed, Inc	27,565
2,840	*	Dionex Corp	253,413
11,171	*	Durect Corp	29,827
14,065	*	Dyax Corp	33,897
21,936	*	Dynavax Technologies Corp	39,924
156,148		Eli Lilly & Co	5,496,410
3,782	*	Emergent Biosolutions, Inc	68,341
17,476	*	Endo Pharmaceuticals Holdings, Inc	642,068
2,870	*	Enzo Biochem, Inc	12,370
7,026	*	Enzon Pharmaceuticals, Inc	79,043
6,832	*	eResearch Technology, Inc	52,060
2,559	*	Eurand NV	28,047
4,956	*	Exact Sciences Corp	33,998
15,277	*	Exelixis, Inc	68,135
44,298	*	Forest Laboratories, Inc	1,464,049
2,412	*	Genomic Health, Inc	34,154
40,984	*	Genzyme Corp	2,956,176
13,795	*	Geron Corp	76,976
129,145	*	Gilead Sciences, Inc	5,123,182
10,189	*	Halozyme Therapeutics, Inc	74,685
1,088	*	Hi-Tech Pharmacal Co, Inc	23,533
28,165	*	Human Genome Sciences, Inc	757,075
6,426	*	Idenix Pharmaceuticals, Inc	27,825
18,912	*	Illumina, Inc	1,027,111
10,362	*	Immunogen, Inc	85,176
10,439	*	Immunomedics, Inc	41,025
9,659	*	Impax Laboratories, Inc	181,976
11,992	*	Incyte Corp	199,787
2,412	*	Infinity Pharmaceuticals, Inc	13,700
6,621	*	Inhibitex, Inc	13,176
29,840	*	Inovio Biomedical Corp	33,719
8,532	*	Inspire Pharmaceuticals, Inc	59,724
8,857	*	InterMune, Inc	116,381
2,700	*	Ironwood Pharmaceuticals, Inc	30,213
12,827	*	Isis Pharmaceuticals, Inc	117,239
2,196	*	Jazz Pharmaceuticals, Inc	23,343

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

423,908		Johnson & Johnson	$26,990,221
1,891	*	Kendle International, Inc	17,227
12,296	*	Keryx Biopharmaceuticals, Inc	63,447
37,555	*	King Pharmaceuticals, Inc	531,028
1,247	*	Lannett Co, Inc	6,385
28,239	*	Lexicon Pharmaceuticals, Inc	49,983
27,983	*	Life Technologies Corp	1,404,186
15,504	*	Ligand Pharmaceuticals, Inc (Class B)	25,116
5,337	*	Luminex Corp	96,119
8,088	*	MannKind Corp	51,601
1,911	*	MAP Pharmaceuticals, Inc	29,105
4,804	*	Martek Biosciences Corp	105,448
4,306	*	Maxygen, Inc	27,601
7,261	*	Medicines Co	92,723
9,416		Medicis Pharmaceutical Corp (Class A)	280,126
5,980	*	Medivation, Inc	69,069
479,265		Merck & Co, Inc	17,387,734
4,309	*	Metabolix, Inc	60,154
5,341	*	Mettler-Toledo International, Inc	697,321
11,330	*	Micromet, Inc	84,862
7,557	*	Momenta Pharmaceuticals, Inc	126,277
48,042	*	Mylan Laboratories, Inc	976,213
15,579	*	Myriad Genetics, Inc	310,489
6,350	*	Nabi Biopharmaceuticals	31,179
1,874	*	Nanosphere, Inc	8,508
12,906	*	Nektar Therapeutics	188,040
3,540	*	Neostem, Inc	6,655
11,081	*	Neuralstem, Inc	24,711
6,864	*	Neurocrine Biosciences, Inc	55,873
1,954	*	NeurogesX, Inc	13,619
12,907	*	Novavax, Inc	31,364
8,512	*	NPS Pharmaceuticals, Inc	53,030
2,775	*	Nymox Pharmaceutical Corp	11,655
2,140	*	Obagi Medical Products, Inc	24,417
2,526	*	Omeros Corp	20,259
10,068	*	Onyx Pharmaceuticals, Inc	270,124
12,790	*	Opko Health, Inc	35,300
4,421	*	Optimer Pharmaceuticals, Inc	41,513
4,654	*	Orexigen Therapeutics, Inc	24,620
2,607	*	Osiris Therapeutics, Inc	19,161
3,725	*	Pain Therapeutics, Inc	28,608
5,241	*	Par Pharmaceutical Cos, Inc	170,385
8,158	*	Parexel International Corp	175,397
21,864		PDL BioPharma, Inc	114,349
7,251	*	Peregrine Pharmaceuticals, Inc	11,022
17,722		PerkinElmer, Inc	415,581
12,608		Perrigo Co	830,615
1,239,908		Pfizer, Inc	21,574,398
16,880		Pharmaceutical Product Development, Inc	435,673
5,233	*	Pharmacyclics, Inc	32,026
3,929	*	Pharmasset, Inc	147,338
4,323	*	Pozen, Inc	28,748

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

4,070	*	Progenics Pharmaceuticals, Inc	$19,129
13,682	*	Pure Bioscience	33,658
9,090	*	Questcor Pharmaceuticals, Inc	111,534
10,138	*	Regeneron Pharmaceuticals, Inc	264,399
7,568	*	Rigel Pharmaceuticals, Inc	62,890
8,567	*	Salix Pharmaceuticals Ltd	324,090
6,276	*	Sangamo Biosciences, Inc	23,347
10,786	*	Santarus, Inc	33,760
9,597	*	Savient Pharmaceuticals, Inc	119,099
12,662	*	Sciclone Pharmaceuticals, Inc	42,671
11,495	*	Seattle Genetics, Inc	188,403
9,653	*	Sequenom, Inc	61,297
3,508	*	SIGA Technologies, Inc	46,481
9,427	*	Somaxon Pharmaceuticals, Inc	26,396
6,845	*	Spectrum Pharmaceuticals, Inc	29,091
13,171	*	StemCells, Inc	11,722
1,460	*	Sucampo Pharmaceuticals, Inc (Class A)	4,935
7,892	*	SuperGen, Inc	21,940
4,090	*	Synta Pharmaceuticals Corp	15,133
7,978	*	Talecris Biotherapeutics Holdings Corp	195,621
3,356	*	Targacept, Inc	83,095
6,112		Techne Corp	372,343
8,947	*	Theravance, Inc	182,340
63,312	*	Thermo Electron Corp	3,255,502
8,058	*	United Therapeutics Corp	483,480
4,080	*	Vanda Pharmaceuticals, Inc	29,825
31,263	*	Vertex Pharmaceuticals, Inc	1,198,311
8,157	*	Vical, Inc	17,619
12,502	*	Viropharma, Inc	204,533
15,977	*	Vivus, Inc	123,662
14,958		Warner Chilcott plc	359,590
14,408	*	Waters Corp	1,068,065
17,507	*	Watson Pharmaceuticals, Inc	816,702
4,065	*	Xenoport, Inc	31,504
7,039	*	ZIOPHARM Oncology, Inc	30,338

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	147,902,451

REAL ESTATE - 2.7%
6,692		Acadia Realty Trust	127,683
1,028		Agree Realty Corp	26,214
357		Alexander’s, Inc	134,175
8,415		Alexandria Real Estate Equities, Inc	618,334
25,293		AMB Property Corp	713,010
10,400		American Campus Communities, Inc	328,952
7,774		American Capital Agency Corp	223,269
96,065		Annaly Mortgage Management, Inc	1,701,311
19,639		Anworth Mortgage Asset Corp	137,669
16,779		Apartment Investment & Management Co (Class A)	391,118
1,300		Apollo Commercial Real Estate Finance, Inc	21,177
6,818	*	Ashford Hospitality Trust, Inc	69,203
4,461		Associated Estates Realty Corp	61,963
12,773		AvalonBay Communities, Inc	1,357,898

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

976	*	Avatar Holdings, Inc	$17,802
16,397		BioMed Realty Trust, Inc	300,885
21,408		Boston Properties, Inc	1,845,156
18,417		Brandywine Realty Trust	220,451
9,589		BRE Properties, Inc (Class A)	411,656
9,902		Camden Property Trust	491,040
10,696		Capital Lease Funding, Inc	62,679
11,551		Capstead Mortgage Corp	131,681
42,884	*	CB Richard Ellis Group, Inc (Class A)	786,922
21,598		CBL & Associates Properties, Inc	338,657
12,577		Cedar Shopping Centers, Inc	79,361
1,238		Chatham Lodging Trust	22,829
1,000		Chesapeake Lodging Trust	17,980
132,846		Chimera Investment Corp	544,669
5,956		Cogdell Spencer, Inc	39,131
11,437		Colonial Properties Trust	205,065
1,963		Colony Financial, Inc	37,218
600		Consolidated-Tomoka Land Co	15,762
9,622		Corporate Office Properties Trust	341,485
12,667		Cousins Properties, Inc	93,862
1,800		CreXus Investment Corp	22,770
5,987		Cypress Sharpridge Investments, Inc	78,011
28,982		DCT Industrial Trust, Inc	145,200
31,012		Developers Diversified Realty Corp	400,055
24,950		DiamondRock Hospitality Co	263,971
13,089		Digital Realty Trust, Inc	781,806
17,207		Douglas Emmett, Inc	308,694
36,166		Duke Realty Corp	450,990
7,386		DuPont Fabros Technology, Inc	185,389
1,438		Dynex Capital, Inc	15,272
4,428		EastGroup Properties, Inc	179,245
7,775		Education Realty Trust, Inc	58,313
6,755		Entertainment Properties Trust	312,284
3,969		Equity Lifestyle Properties, Inc	225,915
5,151		Equity One, Inc	96,324
43,357		Equity Residential	2,108,451
4,604		Essex Property Trust, Inc	520,068
2,145		Excel Trust, Inc	24,603
13,752		Extra Space Storage, Inc	222,782
9,529		Federal Realty Investment Trust	781,187
15,524	*	FelCor Lodging Trust, Inc	95,473
10,225	*	First Industrial Realty Trust, Inc	74,949
5,389		First Potomac Realty Trust	88,811
20,390	*	Forest City Enterprises, Inc (Class A)	297,490
5,209	*	Forestar Real Estate Group, Inc	89,074
10,751		Franklin Street Properties Corp	143,526
38,020	b	General Growth Properties, Inc	638,736
3,489		Getty Realty Corp	99,471
1,129		Gladstone Commercial Corp	21,090
13,755		Glimcher Realty Trust	103,300
4,263		Government Properties Income Trust	113,779
7,920		Hatteras Financial Corp	231,898

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

47,473		HCP, Inc	$1,709,503
20,719		Health Care REIT, Inc	1,058,741
9,360		Healthcare Realty Trust, Inc	225,950
17,319		Hersha Hospitality Trust	105,646
10,762		Highwoods Properties, Inc	356,545
5,995		Home Properties, Inc	326,428
18,556		Hospitality Properties Trust	423,262
99,020		Host Marriott Corp	1,573,428
9,256		HRPT Properties Trust	235,565
2,200		Hudson Pacific Properties	35,200
9,631		Inland Real Estate Corp	83,693
4,743		Invesco Mortgage Capital, Inc	102,401
13,554		Investors Real Estate Trust	119,275
20,003	*	iStar Financial, Inc	91,414
6,315		Jones Lang LaSalle, Inc	492,949
4,126	*	Kennedy-Wilson Holdings, Inc	44,024
7,575		Kilroy Realty Corp	258,838
61,011		Kimco Realty Corp	1,051,220
7,775		Kite Realty Group Trust	37,165
11,394		LaSalle Hotel Properties	269,924
13,732		Lexington Corporate Properties Trust	106,835
17,022		Liberty Property Trust	569,556
4,632		LTC Properties, Inc	129,001
19,533		Macerich Co	871,367
11,921		Mack-Cali Realty Corp	400,307
16,063	*	Maguire Properties, Inc	43,531
16,061		Medical Properties Trust, Inc	179,723
42,897		MFA Mortgage Investments, Inc	339,315
5,215		Mid-America Apartment Communities, Inc	318,271
3,502		Mission West Properties, Inc	23,463
3,849		Monmouth Real Estate Investment Corp (Class A)	31,639
4,133		National Health Investors, Inc	191,358
13,258		National Retail Properties, Inc	359,292
18,827		Nationwide Health Properties, Inc	768,706
18,510	*	Newcastle Investment Corp	72,189
16,400		NorthStar Realty Finance Corp	73,472
5,692		NRDC Acquisition Corp	54,643
13,979		Omega Healthcare Investors, Inc	321,517
2,531		One Liberty Properties, Inc	40,395
3,583		Parkway Properties, Inc	55,751
4,904	*	Pebblebrook Hotel Trust	96,069
10,824		Pennsylvania Real Estate Investment Trust	154,458
2,086		Pennymac Mortgage Investment Trust	36,004
7,421		Piedmont Office Realty Trust, Inc	140,034
25,356		Plum Creek Timber Co, Inc	934,115
6,873		Post Properties, Inc	209,214
5,820		Potlatch Corp	198,171
72,675		Prologis	992,014
2,960		PS Business Parks, Inc	175,410
21,587		Public Storage, Inc	2,141,862
27,855	*	RAIT Investment Trust	46,796
5,390		Ramco-Gershenson Properties	62,416

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

12,759		Rayonier, Inc	$666,020
17,007		Realty Income Corp	583,000
11,120		Redwood Trust, Inc	157,682
12,302		Regency Centers Corp	518,898
8,542		Resource Capital Corp	54,071
1,270		Saul Centers, Inc	54,204
19,157		Senior Housing Properties Trust	457,661
44,814		Simon Property Group, Inc	4,303,040
11,726		SL Green Realty Corp	770,633
4,316		Sovran Self Storage, Inc	168,626
13,936	*	St. Joe Co	281,368
7,860		Starwood Property Trust, Inc	158,851
28,278	*	Strategic Hotels & Resorts, Inc	128,665
2,553		Sun Communities, Inc	83,253
16,751	*	Sunstone Hotel Investors, Inc	181,748
6,288		Tanger Factory Outlet Centers, Inc	301,321
8,210		Taubman Centers, Inc	381,108
1,707	*	Tejon Ranch Co	37,998
1,200	*	Terreno Realty Corp	21,744
8,762		Thomas Properties Group, Inc	32,770
5,892		Two Harbors Investment Corp	54,324
27,343		UDR, Inc	614,671
1,151		UMH Properties, Inc	12,189
2,089		Universal Health Realty Income Trust	77,606
2,803		Urstadt Biddle Properties, Inc (Class A)	53,846
13,259		U-Store-It Trust	114,160
23,589		Ventas, Inc	1,263,427
24,688		Vornado Realty Trust	2,157,484
3,287		Walter Investment Management Corp	60,218
9,126		Washington Real Estate Investment Trust	292,306
18,074		Weingarten Realty Investors	436,126
82,413		Weyerhaeuser Co	1,336,739
2,576		Winthrop Realty Trust	35,034

		TOTAL REAL ESTATE	55,684,050

RETAILING - 3.7%
6,893	*	1-800-FLOWERS.COM, Inc (Class A)	12,407
8,436	*	99 Cents Only Stores	130,083
11,629		Aaron Rents, Inc	219,323
13,284		Abercrombie & Fitch Co (Class A)	569,352
13,750		Advance Auto Parts	893,475
14,275	*	Aeropostale, Inc	348,025
53,780	*	Amazon.com, Inc	8,881,230
30,815		American Eagle Outfitters, Inc	493,348
1,425	*	America’s Car-Mart, Inc	38,005
9,778	*	AnnTaylor Stores Corp	227,827
6,023	*	Asbury Automotive Group, Inc	86,852
2,726	*	Audiovox Corp (Class A)	17,664
10,464	*	Autonation, Inc	242,974
4,191	*	Autozone, Inc	995,907
5,147		Barnes & Noble, Inc	77,102
4,228		Bebe Stores, Inc	27,736

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

40,486	*	Bed Bath & Beyond, Inc	$1,777,335
50,702		Best Buy Co, Inc	2,179,172
2,960		Big 5 Sporting Goods Corp	40,019
12,193	*	Big Lots, Inc	382,494
1,854	*	Blue Nile, Inc	78,980
4,048	*	Bon-Ton Stores, Inc/the	46,471
9,908	*	Borders Group, Inc	12,088
6,047		Brown Shoe Co, Inc	71,052
4,504		Buckle, Inc	131,021
4,942	*	Build-A-Bear Workshop, Inc	34,742
5,206	*	Cabela’s, Inc	96,519
33,721	*	Carmax, Inc	1,045,014
10,154	*	Casual Male Retail Group, Inc	44,779
3,914		Cato Corp (Class A)	103,525
22,968	*	Charming Shoppes, Inc	80,158
27,935		Chico’s FAS, Inc	271,528
4,220	*	Children’s Place Retail Stores, Inc	185,933
4,288		Christopher & Banks Corp	25,556
1,998	*	Citi Trends, Inc	41,918
14,864	*	Coldwater Creek, Inc	50,092
10,913	*	Collective Brands, Inc	167,296
1,986	*	Conn’s, Inc	8,738
1,340	*	Core-Mark Holding Co, Inc	44,220
637	*	Destination Maternity Corp	23,270
13,314	*	Dick’s Sporting Goods, Inc	383,709
6,466		Dillard’s, Inc (Class A)	164,948
10,508	*	Dollar General Corp	296,221
19,747	*	Dollar Tree, Inc	1,013,219
8,380	*	Dress Barn, Inc	192,237
26,504	*	Drugstore.Com	42,406
2,709	*	DSW, Inc (Class A)	90,128
31,913		Expedia, Inc	923,881
2,217	*	Express Parent LLC	30,329
21,004		Family Dollar Stores, Inc	969,755
7,137		Finish Line, Inc (Class A)	109,196
22,358		Foot Locker, Inc	356,163
5,586		Fred’s, Inc (Class A)	66,920
1,564		Gaiam, Inc (Class A)	11,042
23,007	*	GameStop Corp (Class A)	452,318
65,308		Gap, Inc	1,241,505
3,636	*	Genesco, Inc	119,115
24,554		Genuine Parts Co	1,175,155
3,411	*	Group 1 Automotive, Inc	120,272
9,665		Guess ?, Inc	376,162
4,267	*	Gymboree Corp	277,611
2,061		Haverty Furniture Cos, Inc	22,032
1,832	*	hhgregg, Inc	42,209
5,057	*	Hibbett Sports, Inc	136,286
260,319		Home Depot, Inc	8,038,652
7,426		Hot Topic, Inc	42,551
5,421	*	HSN, Inc	162,305
8,217	*	J Crew Group, Inc	262,862

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

35,580		JC Penney Co, Inc	$1,109,384
4,120	*	Jo-Ann Stores, Inc	178,190
4,072	*	JOS A Bank Clothiers, Inc	177,539
1,939	*	Kirkland’s, Inc	26,080
47,246	*	Kohl’s Corp	2,418,995
89,804	*	Liberty Media Holding Corp (Interactive A)	1,325,507
40,191		Limited Brands, Inc	1,181,213
7,705		Lithia Motors, Inc (Class A)	83,985
21,469	*	LKQ Corp	466,736
221,852		Lowe’s Cos, Inc	4,732,104
4,099	*	Lumber Liquidators, Inc	98,704
64,791		Macy’s, Inc	1,531,659
5,975	*	MarineMax, Inc	44,693
7,591		Men’s Wearhouse, Inc	185,524
1,859	*	Midas, Inc	13,682
3,256		Monro Muffler, Inc	155,441
6,162	*	NetFlix, Inc	1,069,107
4,007	*	New York & Co, Inc	12,502
25,160		Nordstrom, Inc	968,912
4,512		Nutri/System, Inc	86,269
44,718	*	Office Depot, Inc	200,784
13,424	*	OfficeMax, Inc	237,605
5,014	*	Orbitz Worldwide, Inc	34,095
21,329	*	O’Reilly Automotive, Inc	1,247,747
2,214	*	Overstock.com, Inc	29,690
12,514	*	Pacific Sunwear Of California, Inc	74,583
5,394	*	Penske Auto Group, Inc	72,549
6,689		PEP Boys - Manny Moe & Jack	78,194
3,459		PetMed Express, Inc	53,442
18,465		Petsmart, Inc	691,145
15,976	*	Pier 1 Imports, Inc	138,672
7,304	*	Priceline.com, Inc	2,752,221
18,868		RadioShack Corp	379,813
9,641		Rent-A-Center, Inc	242,375
2,652	*	Retail Ventures, Inc	36,041
18,952		Ross Stores, Inc	1,117,978
2,054	*	Rue21, Inc	54,677
21,636	*	Saks, Inc	241,025
13,325	*	Sally Beauty Holdings, Inc	162,165
6,820	*	Sears Holdings Corp	490,904
11,605	*	Select Comfort Corp	96,438
1,157	*	Shoe Carnival, Inc	26,495
3,783	*	Shutterfly, Inc	113,868
12,938	*	Signet Jewelers Ltd	455,159
7,761	*	Sonic Automotive, Inc (Class A)	84,750
4,767		Stage Stores, Inc	63,544
112,042		Staples, Inc	2,293,500
7,214	*	Stein Mart, Inc	67,739
3,228		Systemax, Inc	41,803
12,239	*	Talbots, Inc	119,697
113,015		Target Corp	5,869,998
19,660		Tiffany & Co	1,041,980

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

62,753		TJX Companies, Inc	$2,879,735
11,722		Tractor Supply Co	464,191
4,620	*	Tuesday Morning Corp	22,130
5,422	*	Ulta Salon Cosmetics & Fragrance, Inc	166,401
18,567	*	Urban Outfitters, Inc	571,307
1,757	*	US Auto Parts Network, Inc	14,038
1,490	*	Vitacost.com, Inc	9,119
2,248	*	Vitamin Shoppe, Inc	62,517
1,913	*	West Marine, Inc	18,767
15,462	*	Wet Seal, Inc (Class A)	54,117
14,492		Williams-Sonoma, Inc	469,106
356		Winmark Corp	11,720
2,680	*	Zumiez, Inc	70,270

		TOTAL RETAILING	76,612,739

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.7%
4,462	*	Actel Corp	93,077
7,481	*	Advanced Analogic Technologies, Inc	28,129
5,194	*	Advanced Energy Industries, Inc	74,586
94,296	*	Advanced Micro Devices, Inc	691,190
707	*	Alpha & Omega Semiconductor Lt	7,925
46,373		Altera Corp	1,447,301
14,838	*	Amkor Technology, Inc	106,982
7,823	*	Anadigics, Inc	52,962
46,478		Analog Devices, Inc	1,564,914
206,100		Applied Materials, Inc	2,547,395
9,356	*	Applied Micro Circuits Corp	94,215
10,697	*	Atheros Communications, Inc	332,035
69,264	*	Atmel Corp	613,679
4,593	*	ATMI, Inc	81,158
17,322	*	Avago Technologies Ltd	427,507
27,737	*	Axcelis Technologies, Inc	59,635
7,722	*	AXT, Inc	63,707
75,959		Broadcom Corp (Class A)	3,094,569
9,255	*	Brooks Automation, Inc	62,841
3,546	*	Cabot Microelectronics Corp	136,982
7,347	*	Cavium Networks, Inc	234,149
2,455	*	Ceva, Inc	45,442
10,068	*	Cirrus Logic, Inc	129,374
3,262		Cohu, Inc	46,810
27,886	*	Conexant Systems, Inc	42,108
16,169	*	Cree, Inc	829,308
4,295	*	Cymer, Inc	158,700
23,784	*	Cypress Semiconductor Corp	335,354
4,658	*	Diodes, Inc	102,383
3,224	*	DSP Group, Inc	23,084
12,197	*	Energy Conversion Devices, Inc	55,008
24,512	*	Entegris, Inc	146,582
9,062	*	Entropic Communications, Inc	75,758
29,126	*	Evergreen Solar, Inc	27,087
6,660	*	Exar Corp	44,289
17,018	*	Fairchild Semiconductor International, Inc	191,793

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

5,343	*	FEI Co	$116,264
8,511	*	First Solar, Inc	1,171,794
7,025	*	Formfactor, Inc	68,353
11,956	*	FSI International, Inc	32,162
2,225	*	GSI Technology, Inc	15,464
8,891	*	GT Solar International, Inc	73,173
4,434	*	Hittite Microwave Corp	229,105
25,220	*	Ikanos Communications, Inc	28,751
22,756	*	Integrated Device Technology, Inc	134,033
6,037	*	Integrated Silicon Solution, Inc	45,338
855,287		Intel Corp	17,165,609
10,337	*	International Rectifier Corp	240,129
17,701		Intersil Corp (Class A)	231,706
3,943	*	IXYS Corp	40,376
25,568		Kla-Tencor Corp	913,289
8,389	*	Kopin Corp	31,962
13,988	*	Kulicke & Soffa Industries, Inc	87,005
19,074	*	Lam Research Corp	873,398
22,414	*	Lattice Semiconductor Corp	108,932
34,685		Linear Technology Corp	1,117,898
98,313	*	LSI Logic Corp	515,160
10,676	*	LTX-Credence Corp	67,793
83,164	*	Marvell Technology Group Ltd	1,605,897
16,688	*	Mattson Technology, Inc	42,554
47,087		Maxim Integrated Products, Inc	1,019,904
1,022	*	MaxLinear, Inc	10,670
34,153	*	MEMC Electronic Materials, Inc	437,841
6,546		Micrel, Inc	77,963
28,656		Microchip Technology, Inc	922,150
128,433	*	Micron Technology, Inc	1,062,141
11,762	*	Microsemi Corp	235,240
5,326	*	Microtune, Inc	15,392
8,553	*	Mindspeed Technologies, Inc	63,121
5,410	*	MIPS Technologies, Inc	79,527
7,350	*	MKS Instruments, Inc	151,778
4,815	*	Monolithic Power Systems, Inc	77,377
3,715	*	MoSys, Inc	17,572
2,519	*	Nanometrics, Inc	33,931
36,717		National Semiconductor Corp	503,023
9,808	*	Netlogic Microsystems, Inc	294,828
14,551	*	Novellus Systems, Inc	425,035
527	*	NVE Corp	25,365
86,090	*	Nvidia Corp	1,035,663
7,091	*	Omnivision Technologies, Inc	192,379
64,615	*	ON Semiconductor Corp	495,597
3,154	*	PDF Solutions, Inc	12,774
3,376	*	Pericom Semiconductor Corp	31,802
9,190	*	Photronics, Inc	57,713
4,641	*	PLX Technology, Inc	16,522
34,482	*	PMC - Sierra, Inc	265,167
3,642		Power Integrations, Inc	124,411
16,257	*	Rambus, Inc	321,401

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

42,968	*	RF Micro Devices, Inc	$313,237
2,775	*	Rubicon Technology, Inc	64,158
4,895	*	Rudolph Technologies, Inc	36,321
10,073	*	Semtech Corp	215,663
4,033	*	Sigma Designs, Inc	46,017
11,131	*	Silicon Image, Inc	68,456
7,123	*	Silicon Laboratories, Inc	284,208
26,591	*	Skyworks Solutions, Inc	609,200
1,826	*	Spansion, Inc	31,937
3,504	*	Standard Microsystems Corp	84,587
16,058	*	Sunpower Corp (Class A)	219,031
2,158	*	Supertex, Inc	50,691
27,146	*	Teradyne, Inc	305,121
6,982	*	Tessera Technologies, Inc	137,755
188,317		Texas Instruments, Inc	5,568,533
15,493	*	Trident Microsystems, Inc	28,817
21,846	*	Triquint Semiconductor, Inc	225,014
3,140	*	Ultra Clean Holdings	23,644
3,339	*	Ultratech, Inc	61,137
11,537	*	Varian Semiconductor Equipment Associates, Inc	376,914
6,585	*	Veeco Instruments, Inc	275,582
3,529	*	Volterra Semiconductor Corp	72,097
40,067		Xilinx, Inc	1,074,196
7,072	*	Zoran Corp	50,070

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	57,252,836

SOFTWARE & SERVICES - 9.0%
93,950		Accenture plc	4,200,504
5,144	*	ACI Worldwide, Inc	125,359
80,789		Activision Blizzard, Inc	926,650
5,557	*	Actuate Corp	26,896
9,361	*	Acxiom Corp	164,286
80,855	*	Adobe Systems, Inc	2,276,069
2,688	*	Advent Software, Inc	144,399
27,909	*	Akamai Technologies, Inc	1,442,058
8,023	*	Alliance Data Systems Corp	487,157
31,952	*	Amdocs Ltd	980,287
2,477	*	American Software, Inc (Class A)	14,961
2,627	*	Ancestry.com, Inc	70,062
13,902	*	Ansys, Inc	629,066
16,045	*	AOL, Inc	428,081
970	*	Archipelago Learning, Inc	10,253
13,654	*	Ariba, Inc	256,422
23,249	*	Art Technology Group, Inc	97,413
8,648	*	Aspen Technology, Inc	96,858
35,418	*	Autodesk, Inc	1,281,423
77,706		Automatic Data Processing, Inc	3,451,701
6,491		Blackbaud, Inc	164,806
5,674	*	Blackboard, Inc	236,833
27,935	*	BMC Software, Inc	1,269,925
3,413	*	Bottomline Technologies, Inc	61,502
20,545		Broadridge Financial Solutions, Inc	451,990

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

59,928		CA, Inc	$1,390,929
4,887	*	CACI International, Inc (Class A)	244,936
40,642	*	Cadence Design Systems, Inc	344,238
1,337		Cass Information Systems, Inc	46,167
4,748	*,b	CDC Corp	21,651
9,513	*	Ciber, Inc	34,913
28,524	*	Citrix Systems, Inc	1,827,533
45,818	*	Cognizant Technology Solutions Corp (Class A)	2,986,875
6,588	*	Commvault Systems, Inc	190,591
23,846		Computer Sciences Corp	1,169,646
1,871	*	Computer Task Group, Inc	14,931
32,586	*	Compuware Corp	326,186
3,014	*	comScore, Inc	70,859
6,271	*	Concur Technologies, Inc	323,709
4,013	*	Constant Contact, Inc	92,299
13,928	*	Convergys Corp	157,665
4,647	*	CSG Systems International, Inc	90,338
5,673	*	DealerTrack Holdings, Inc	109,602
3,070	*	Deltek, Inc	24,130
2,284	*	DemandTec, Inc	24,165
3,392		Diamond Management & Technology Consultants, Inc	42,298
2,577	*	Dice Holdings, Inc	23,322
6,238	*	Digital River, Inc	232,428
995	*	DMRC Corp	27,273
5,617		DST Systems, Inc	243,048
17,903		Earthlink, Inc	160,948
177,215	*	eBay, Inc	5,282,779
4,856	*	Ebix, Inc	119,943
1,440	*	Echo Global Logistics, Inc	20,448
51,401	*	Electronic Arts, Inc	814,706
6,395	*	Epicor Software Corp	60,113
5,121		EPIQ Systems, Inc	60,018
549	*	ePlus, Inc	11,545
6,807	*	Equinix, Inc	573,422
6,895	*	Euronet Worldwide, Inc	124,524
2,211	*	ExlService Holdings, Inc	42,120
7,177		Factset Research Systems, Inc	629,997
6,772		Fair Isaac Corp	162,799
4,355	*	FalconStor Software, Inc	11,933
40,978		Fidelity National Information Services, Inc	1,110,504
17,927		First American Corp	314,977
23,503	*	Fiserv, Inc	1,281,384
2,553	*	Forrester Research, Inc	84,428
6,417	*	Fortinet, Inc	192,510
11,356	*	Gartner, Inc	359,872
10,616	*	Genpact Ltd	168,794
13,960	*	Global Cash Access, Inc	50,814
12,965		Global Payments, Inc	505,116
37,447	*	Google, Inc (Class A)	22,954,636
9,802	*	GSI Commerce, Inc	239,365
1,816	*	Guidance Software, Inc	11,731
4,601	*	Hackett Group, Inc	17,944

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

5,152		Heartland Payment Systems, Inc	$73,571
14,084	*	IAC/InterActiveCorp	392,944
3,252		iGate Corp	66,471
14,595	*	Informatica Corp	593,871
4,817	*	Infospace, Inc	40,655
2,229	*	Integral Systems, Inc	18,947
1,456	*	Interactive Intelligence, Inc	35,978
7,762	*	Internap Network Services Corp	38,810
197,101		International Business Machines Corp	28,303,703
3,802	*	Internet Brands, Inc (Class A)	50,338
5,158	*	Internet Capital Group, Inc	64,423
43,071	*	Intuit, Inc	2,067,408
7,508	*	j2 Global Communications, Inc	197,836
13,140		Jack Henry & Associates, Inc	356,882
5,849	*	JDA Software Group, Inc	147,980
2,696	*	Kenexa Corp	49,310
1,540		Keynote Systems, Inc	18,773
2,812	*	KIT Digital, Inc	38,721
4,073	*	Knot, Inc	36,820
18,943	*	Lawson Software, Inc	168,593
15,162		Lender Processing Services, Inc	437,272
6,364	*	Limelight Networks, Inc	43,148
7,899	*	Lionbridge Technologies	39,495
1,637	*	Liquidity Services, Inc	26,192
5,626	*	Liveperson, Inc	52,097
8,113	*	Local.com Corp	33,588
2,720	*	LogMeIn, Inc	108,066
3,024	*	LoopNet, Inc	31,903
7,394	*	Magma Design Automation, Inc	31,720
3,884	*	Manhattan Associates, Inc	119,550
3,758	*	Mantech International Corp (Class A)	147,351
4,509		Marchex, Inc (Class B)	28,948
15,012		Mastercard, Inc (Class A)	3,603,781
2,652		MAXIMUS, Inc	160,791
24,001	*	McAfee, Inc	1,135,247
15,202	*	Mentor Graphics Corp	164,182
12,778	*	Micros Systems, Inc	579,993
1,177,276		Microsoft Corp	31,362,634
1,561	*	MicroStrategy, Inc (Class A)	141,473
6,065	*	ModusLink Global Solutions, Inc	40,211
11,317	*	MoneyGram International, Inc	27,274
3,036	*	Monotype Imaging Holdings, Inc	28,933
17,890	*	Monster Worldwide, Inc	323,093
22,753	*	Move, Inc	53,697
775	*	NCI, Inc (Class A)	14,446
5,383	*	Netscout Systems, Inc	126,339
2,364	*	NetSuite, Inc	48,415
12,565	*	NeuStar, Inc (Class A)	324,303
10,287		NIC, Inc	89,291
50,470	*	Novell, Inc	299,287
34,189	*	Nuance Communications, Inc	537,109
2,235	*	Online Resources Corp	11,577

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

2,587	*	OpenTable, Inc	$158,712
11,289	*	Openwave Systems, Inc	23,255
1,975		Opnet Technologies, Inc	38,927
585,543		Oracle Corp	17,214,965
17,873	*	Parametric Technology Corp	383,733
49,621		Paychex, Inc	1,374,502
3,306		Pegasystems, Inc	89,427
3,337	*	Perficient, Inc	35,239
6,875	*	Progress Software Corp	256,919
2,595	*	PROS Holdings, Inc	26,988
1,629		QAD, Inc	7,021
2,000	*	QLIK Technologies, Inc	49,940
9,655	*	Quest Software, Inc	252,671
1,400	*	QuinStreet, Inc	21,742
14,660	*	Rackspace Hosting, Inc	365,914
3,782	*	Radiant Systems, Inc	73,787
2,100	*	RealD, Inc	43,932
11,328	*	RealNetworks, Inc	33,984
2,100	*	RealPage, Inc	48,468
28,985	*	Red Hat, Inc	1,224,906
1,906		Renaissance Learning, Inc	26,627
3,284	*	RightNow Technologies, Inc	85,778
1,495	*	Rosetta Stone, Inc	34,609
15,430	*	Rovi Corp	781,530
7,004	*	S1 Corp	40,763
3,078	*	Saba Software, Inc	18,345
48,852	*	SAIC, Inc	759,160
17,584	*	Salesforce.com, Inc	2,040,975
14,552		Sapient Corp	191,504
5,120	*	SAVVIS, Inc	122,829
4,340	*	Smith Micro Software, Inc	52,774
4,888	*	SolarWinds, Inc	88,717
11,203		Solera Holdings, Inc	538,304
5,419	*	Sonic Solutions, Inc	64,865
3,857	*	Sourcefire, Inc	90,987
6,183	*	SRA International, Inc (Class A)	123,722
3,472	*	SRS Labs, Inc	30,692
1,721	*	SS&C Technologies Holdings, Inc	29,773
1,595	*	Stamps.com, Inc	25,456
10,114	*	SuccessFactors, Inc	274,292
12,281	*	SupportSoft, Inc	69,633
122,631	*	Symantec Corp	1,984,170
3,129	*	Synchronoss Technologies, Inc	66,679
23,811	*	Synopsys, Inc	609,085
2,326		Syntel, Inc	113,648
1,600	*	TA Indigo Holding Corp	34,992
9,994	*	Take-Two Interactive Software, Inc	106,536
6,329	*	Taleo Corp (Class A)	181,579
1,516	*	TechTarget, Inc	7,944
11,663	*	TeleCommunication Systems, Inc (Class A)	63,097
1,184	*	TeleNav, Inc	7,447
5,072	*	TeleTech Holdings, Inc	76,993

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

25,878	*	Teradata Corp	$1,018,558
7,384	*	Terremark Worldwide, Inc	73,766
9,397	*	THQ, Inc	37,588
24,983	*	TIBCO Software, Inc	480,173
2,223	*	Tier Technologies, Inc	12,693
15,714	*	TiVo, Inc	175,054
3,451	*	TNS, Inc	66,052
26,719		Total System Services, Inc	417,084
740	*	Travelzoo, Inc	25,419
5,540	*	Tyler Technologies, Inc	113,071
4,061	*	Ultimate Software Group, Inc	168,044
6,062	*	Unisys Corp	139,729
11,441		United Online, Inc	70,705
11,980	*	Valueclick, Inc	164,845
3,541	*	Vasco Data Security International	28,293
13,002	*	VeriFone Holdings, Inc	439,858
28,250	*	VeriSign, Inc	981,688
6,573		VirnetX Holding Corp	121,929
1,678	*	Virtusa Corp	23,928
71,749		Visa, Inc (Class A)	5,608,618
6,569	*	VistaPrint Ltd	276,358
11,064	*	VMware, Inc (Class A)	845,953
1,957	*	Vocus, Inc	43,348
20,436	*	Wave Systems Corp	48,229
9,591	*	WebMD Health Corp (Class A)	501,417
6,273	*	Websense, Inc	126,213
103,469		Western Union Co	1,821,054
6,114	*	Wright Express Corp	230,559
212,753	*	Yahoo!, Inc	3,512,552
7,995	*	Zix Corp	31,101

		TOTAL SOFTWARE & SERVICES	185,727,919

TECHNOLOGY HARDWARE & EQUIPMENT - 6.8%
6,440	*	Acme Packet, Inc	254,702
13,891	*	ADC Telecommunications, Inc	176,277
9,558		Adtran, Inc	308,437
53,457	*	Agilent Technologies, Inc	1,860,303
3,098	*	Agilysys, Inc	18,588
26,711		Amphenol Corp (Class A)	1,339,021
2,123	*	Anaren, Inc	35,518
4,367		Anixter International, Inc	234,464
139,884	*	Apple, Inc	42,086,898
17,558	*	Arris Group, Inc	163,465
18,253	*	Arrow Electronics, Inc	540,471
11,777	*	Aruba Networks, Inc	258,034
4,281	*	Avid Technology, Inc	54,026
22,825	*	Avnet, Inc	679,729
7,237		AVX Corp	103,779
1,273		Bel Fuse, Inc (Class B)	29,037
9,039	*	Benchmark Electronics, Inc	148,511
4,790	*	BigBand Networks, Inc	14,226
3,290		Black Box Corp	109,228

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

5,667	*	Blue Coat Systems, Inc	$152,839
9,435	*	Bookham, Inc	79,348
9,874	*	Brightpoint, Inc	73,956
66,788	*	Brocade Communications Systems, Inc	422,100
1,112	*	Calix Networks, Inc	14,056
5,790	*	Checkpoint Systems, Inc	127,380
12,943	*	Ciena Corp	179,778
877,849	*	Cisco Systems, Inc	20,041,294
7,434	*	Cogent, Inc	78,206
5,421		Cognex Corp	144,741
4,080	*	Coherent, Inc	171,197
14,519	*	CommScope, Inc	459,672
2,919	*	Compellent Technologies, Inc	73,763
3,983		Comtech Telecommunications Corp	122,756
3,835	*	Comverge, Inc	29,338
238,646		Corning, Inc	4,362,448
1,099	*	CPI International, Inc	15,518
6,459	*	Cray, Inc	38,625
4,143		CTS Corp	42,051
4,257		Daktronics, Inc	46,486
1,723		DDi Corp	17,712
261,262	*	Dell, Inc	3,756,948
5,102	*	DG FastChannel, Inc	120,152
10,023		Diebold, Inc	307,205
3,355	*	Digi International, Inc	32,409
8,048	*	Dolby Laboratories, Inc (Class A)	496,401
2,791	*	DTS, Inc	111,082
4,401	*	Echelon Corp	34,636
6,307	*	EchoStar Corp (Class A)	133,708
1,975		Electro Rent Corp	29,349
3,793	*	Electro Scientific Industries, Inc	44,075
7,077	*	Electronics for Imaging, Inc	96,884
316,275	*	EMC Corp	6,644,938
2,562	*	EMS Technologies, Inc	45,706
11,478	*	Emulex Corp	130,849
10,622	*	Extreme Networks, Inc	33,884
12,309	*	F5 Networks, Inc	1,448,769
1,400	*	Fabrinet	19,712
2,570	*	FARO Technologies, Inc	62,040
11,973	*	Finisar Corp	203,661
24,188	*	Flir Systems, Inc	673,394
3,514	*	Gerber Scientific, Inc	23,509
2,251	*	Globecomm Systems, Inc	20,146
13,131	*	Harmonic, Inc	91,654
20,200		Harris Corp	912,838
8,357	*	Harris Stratex Networks, Inc (Class A)	38,024
360,578		Hewlett-Packard Co	15,165,911
1,234	*	Hughes Communications, Inc	35,033
10,730	*	Hutchinson Technology, Inc	36,589
6,383	*	Hypercom Corp	38,043
3,492	*	Imation Corp	34,012
5,014	*	Immersion Corp	30,836

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

14,537	*	Infinera Corp	$119,058
24,810	*	Ingram Micro, Inc (Class A)	438,145
6,354	*	Insight Enterprises, Inc	96,072
7,043	*	InterDigital, Inc	236,434
8,054	*	Intermec, Inc	93,829
3,187	*	Intevac, Inc	32,189
3,189	*	IPG Photonics Corp	71,753
4,198	*	Isilon Systems, Inc	119,517
6,060	*	Itron, Inc	368,266
3,822	*	Ixia	59,814
27,401		Jabil Circuit, Inc	420,331
32,460	*	JDS Uniphase Corp	341,155
80,643	*	Juniper Networks, Inc	2,612,027
2,797		Keithley Instruments, Inc	60,359
1,929	*	KVH Industries, Inc	27,083
10,366	*	L-1 Identity Solutions, Inc	122,215
11,809	*	Lexmark International, Inc (Class A)	449,096
2,964	*	Littelfuse, Inc	125,763
1,474	*	Loral Space & Communications, Inc	81,999
3,099	*	Maxwell Technologies, Inc	50,266
2,568	*	Measurement Specialties, Inc	57,369
3,210	*	Mercury Computer Systems, Inc	50,846
769	*	Meru Networks, Inc	11,658
4,466		Methode Electronics, Inc	41,489
18,854	*	Microvision, Inc	38,651
20,016		Molex, Inc	406,325
355,493	*	Motorola, Inc	2,897,268
2,968		MTS Systems Corp	97,261
1,582	*	Multi-Fineline Electronix, Inc	38,727
8,883		National Instruments Corp	309,040
24,549	*	NCR Corp	336,812
52,635	*	NetApp, Inc	2,802,814
8,292	*	Netezza Corp	223,552
5,241	*	Netgear, Inc	161,475
18,337	*	Network Engines, Inc	30,623
3,837	*	Network Equipment Technologies, Inc	12,125
4,543	*	Newport Corp	66,010
3,784	*	Novatel Wireless, Inc	39,656
1,843	*	Occam Networks, Inc	13,583
2,897	*	Oplink Communications, Inc	50,640
4,847	*	OpNext, Inc	7,319
2,734	*	OSI Systems, Inc	98,424
2,895		Park Electrochemical Corp	78,165
1,332	*	PC Connection, Inc	11,215
2,257	*	PC-Tel, Inc	13,361
6,817		Plantronics, Inc	244,594
5,520	*	Plexus Corp	167,532
12,811	*	Polycom, Inc	432,756
11,404	*	Power-One, Inc	118,716
35,927	*	Powerwave Technologies, Inc	78,321
4,034	*	Presstek, Inc	7,463
17,003	*	QLogic Corp	298,743

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

252,142		Qualcomm, Inc	$11,379,169
44,110	*	Quantum Corp	149,092
3,724	*	Rackable Systems, Inc	28,191
3,200	*	Radisys Corp	31,264
2,127		Richardson Electronics Ltd	23,014
2,264	*	Rimage Corp	33,575
9,483	*	Riverbed Technology, Inc	545,652
4,146	*	Rofin-Sinar Technologies, Inc	115,798
2,746	*	Rogers Corp	97,758
35,281	*	SanDisk Corp	1,325,860
13,155	*	Sanmina-SCI Corp	173,383
3,792	*	Scansource, Inc	113,532
4,433	*	Seachange International, Inc	35,641
74,957	*	Seagate Technology, Inc	1,098,120
5,245	*	ShoreTel, Inc	32,834
11,262	*	Smart Modular Technologies WWH, Inc	83,226
27,810	*	Sonus Networks, Inc	86,489
1,646	*	Spectrum Control, Inc	25,118
5,728	*	STEC, Inc	89,357
2,840	*	Stratasys, Inc	88,949
3,455	*	Super Micro Computer, Inc	38,420
2,670		Sycamore Networks, Inc	81,408
5,168	*	Symmetricom, Inc	32,197
4,722	*	Synaptics, Inc	127,163
3,139	*	SYNNEX Corp	91,157
7,759	*	Tech Data Corp	333,559
6,422		Technitrol, Inc	29,541
9,552	*	Tekelec	124,367
57,942		Tellabs, Inc	395,164
714		Tessco Technologies, Inc	10,781
18,233	*	Trimble Navigation Ltd	653,471
12,109	*	TTM Technologies, Inc	126,902
4,272	*	Universal Display Corp	106,971
16,956	*	Utstarcom, Inc	34,251
4,885	*	Viasat, Inc	201,115
624	*	Viasystems Group, Inc	9,828
24,353	*	Vishay Intertechnology, Inc	275,189
1,739	*	Vishay Precision Group, Inc	29,563
35,551	*	Western Digital Corp	1,138,343
211,605		Xerox Corp	2,475,778
3,470	*	X-Rite, Inc	14,054
4,217	*	Xyratex Ltd	65,279
9,043	*	Zebra Technologies Corp (Class A)	323,559
1,695	*	Zygo Corp	18,137

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	143,420,498

TELECOMMUNICATION SERVICES - 2.8%
3,578	*	AboveNet, Inc	203,552
6,255		Alaska Communications Systems Group, Inc	62,738
62,084	*	American Tower Corp (Class A)	3,204,155
908,251		AT&T, Inc	25,885,155
1,348		Atlantic Tele-Network, Inc	56,966

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

3,823	*	Cbeyond Communications, Inc	$51,802
46,464		CenturyTel, Inc	1,922,681
30,375	*	Cincinnati Bell, Inc	74,419
22,597	*	Clearwire Corp (Class A)	160,213
6,214	*	Cogent Communications Group, Inc	67,422
4,743		Consolidated Communications Holdings, Inc	87,840
44,668	*	Crown Castle International Corp	1,926,084
11,902	*	FiberTower Corp	53,559
152,148		Frontier Communications Corp	1,335,859
6,672	*	General Communication, Inc (Class A)	69,722
4,259	*	Global Crossing Ltd	57,922
22,704	*	Globalstar, Inc	36,326
13,517	*	ICO Global Communications Holdings Ltd (Class A)	19,600
1,924	*	IDT Corp (Class B)	28,244
4,769	*	Iridium Communications, Inc	39,344
8,555	*	Leap Wireless International, Inc	97,613
249,013	*	Level 3 Communications, Inc	240,970
39,297	*	MetroPCS Communications, Inc	409,082
4,748	*	Neutral Tandem, Inc	69,416
25,151	*	NII Holdings, Inc (Class B)	1,051,563
4,242		NTELOS Holdings Corp	77,077
17,591	*	PAETEC Holding Corp	74,234
8,219	*	Premiere Global Services, Inc	56,136
266,003		Qwest Communications International, Inc	1,755,620
18,494	*	SBA Communications Corp (Class A)	726,074
3,024		Shenandoah Telecom Co	55,188
449,888	*	Sprint Nextel Corp	1,853,539
10,911	*	Syniverse Holdings, Inc	332,676
13,616		Telephone & Data Systems, Inc	474,245
22,806	*	tw telecom inc (Class A)	419,630
2,356	*	US Cellular Corp	109,460
3,068		USA Mobility, Inc	51,634
434,539		Verizon Communications, Inc	14,109,482
14,519	*	Vonage Holdings Corp	37,023
75,102		Windstream Corp	950,791

		TOTAL TELECOMMUNICATION SERVICES	58,295,056

TRANSPORTATION - 2.0%
12,897	*	Air Transport Services Group, Inc	86,668
19,525	*	Airtran Holdings, Inc	144,485
5,733	*	Alaska Air Group, Inc	302,702
6,234		Alexander & Baldwin, Inc	214,637
2,763		Allegiant Travel Co	130,110
1,268	*	Amerco, Inc	104,382
1,735	*	American Commercial Lines, Inc	57,515
52,739	*	AMR Corp	415,583
3,476		Arkansas Best Corp	88,047
4,499	*	Atlas Air Worldwide Holdings, Inc	235,118
16,837	*	Avis Budget Group, Inc	195,478
2,328		Baltic Trading Ltd	26,330
3,500	*	Celadon Group, Inc	45,395
25,434		CH Robinson Worldwide, Inc	1,792,588

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

7,789		Con-way, Inc	$257,115
4,875		Copa Holdings S.A. (Class A)	247,309
60,007		CSX Corp	3,687,429
120,577	*	Delta Air Lines, Inc	1,674,814
4,077	*	Dollar Thrifty Automotive Group, Inc	189,173
2,064	*	Dynamex, Inc	43,633
9,136	*	Eagle Bulk Shipping, Inc	46,868
10,669	*	Excel Maritime Carriers Ltd	62,094
32,003		Expeditors International Washington, Inc	1,579,668
47,799		FedEx Corp	4,192,928
4,865		Forward Air Corp	130,771
5,317	*	Genco Shipping & Trading Ltd	87,996
5,825	*	Genesee & Wyoming, Inc (Class A)	269,290
7,782	*	Hawaiian Holdings, Inc	56,964
8,776		Heartland Express, Inc	130,850
29,132	*	Hertz Global Holdings, Inc	329,774
6,116		Horizon Lines, Inc (Class A)	26,360
5,990	*	Hub Group, Inc (Class A)	194,495
800		International Shipholding Corp	22,376
13,709		J.B. Hunt Transport Services, Inc	492,976
38,952	*	JetBlue Airways Corp	271,885
15,988	*	Kansas City Southern Industries, Inc	700,594
8,167	*	Kirby Corp	351,099
9,756		Knight Transportation, Inc	174,340
8,377		Landstar System, Inc	315,143
2,770		Marten Transport Ltd	58,835
56,749		Norfolk Southern Corp	3,489,495
5,994	*	Old Dominion Freight Line	168,132
6,494	*	Pacer International, Inc	36,172
665	*	PAM Transportation Services, Inc	7,302
2,493	*	Park-Ohio Holdings Corp	39,614
174	*	Patriot Transportation Holding, Inc	11,834
4,900	*	Pinnacle Airlines	28,224
3,540	*	Quality Distribution, Inc	25,311
3,074	*	RailAmerica, Inc	35,658
7,771	*	Republic Airways Holdings, Inc	72,193
1,466	*	Roadrunner Transportation Services Holdings, Inc	17,592
8,208		Ryder System, Inc	359,100
2,640	*	Saia, Inc	38,227
9,545		Skywest, Inc	144,702
111,955		Southwest Airlines Co	1,540,501
47,291	*	UAL Corp	1,373,331
3,322	*	Ultrapetrol Bahamas Ltd	21,626
77,817		Union Pacific Corp	6,822,994
109,678		United Parcel Service, Inc (Class B)	7,385,716
1,485		Universal Truckload Services, Inc	21,310
25,424	*	US Airways Group, Inc	299,749
973	*	USA Truck, Inc	13,350
16,221		UTI Worldwide, Inc	311,768
7,066		Werner Enterprises, Inc	150,647

		TOTAL TRANSPORTATION	41,848,365

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

UTILITIES - 3.6%
100,715	*	AES Corp	$1,202,537
12,452		AGL Resources, Inc	488,866
25,503		Allegheny Energy, Inc	591,670
5,045		Allete, Inc	183,537
17,481		Alliant Energy Corp	638,581
36,892		Ameren Corp	1,069,130
2,828	*	American DG Energy, Inc	8,993
73,304		American Electric Power Co, Inc	2,744,502
2,633		American States Water Co	98,343
26,243		American Water Works Co, Inc	626,682
20,588		Aqua America, Inc	443,259
832		Artesian Resources Corp	15,875
15,132		Atmos Energy Corp	445,637
8,950		Avista Corp	195,468
5,542		Black Hills Corp	176,457
1,229	*	Cadiz, Inc	13,359
3,373		California Water Service Group	125,948
52,502	*	Calpine Corp	656,275
63,258		Centerpoint Energy, Inc	1,047,552
1,608		Central Vermont Public Service Corp	32,514
2,833		CH Energy Group, Inc	128,760
1,823		Chesapeake Utilities Corp	66,886
9,447		Cleco Corp	295,408
34,582		CMS Energy Corp	635,617
1,994		Connecticut Water Service, Inc	48,674
43,394		Consolidated Edison, Inc	2,157,550
1,590		Consolidated Water Co, Inc	16,266
27,789		Constellation Energy Group, Inc	840,339
91,684		Dominion Resources, Inc	3,984,587
18,957		DPL, Inc	494,778
25,985		DTE Energy Co	1,215,059
201,433		Duke Energy Corp	3,668,094
13,754	*	Dynegy, Inc (Class A)	63,819
50,084		Edison International	1,848,100
6,273	*	El Paso Electric Co	154,316
6,583		Empire District Electric Co	138,506
11,541		Energen Corp	515,190
29,184		Entergy Corp	2,175,084
101,735		Exelon Corp	4,152,822
46,842		FirstEnergy Corp	1,701,301
20,373		Great Plains Energy, Inc	387,698
14,353		Hawaiian Electric Industries, Inc	323,517
7,541		Idacorp, Inc	277,509
11,742		Integrys Energy Group, Inc	624,557
7,575		ITC Holdings Corp	474,271
3,910		Laclede Group, Inc	137,280
28,278		MDU Resources Group, Inc	563,581
3,991		MGE Energy, Inc	161,835
1,627		Middlesex Water Co	29,058
20,529	*	Mirant Corp	217,813

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

11,148		National Fuel Gas Co	$615,147
6,481		New Jersey Resources Corp	262,416
64,000		NextEra Energy, Inc	3,522,559
6,986		Nicor, Inc	332,743
41,677		NiSource, Inc	721,429
27,484		Northeast Utilities	859,700
4,205		Northwest Natural Gas Co	207,264
5,933		NorthWestern Corp	176,625
38,320	*	NRG Energy, Inc	762,951
17,043		NSTAR	710,864
35,324		NV Energy, Inc	482,526
15,373		OGE Energy Corp	678,872
15,975		Oneok, Inc	795,875
2,776		Ormat Technologies, Inc	79,144
5,102		Otter Tail Corp	104,693
35,390		Pepco Holdings, Inc	681,611
57,187		PG&E Corp	2,734,682
11,064		Piedmont Natural Gas Co, Inc	326,277
17,180		Pinnacle West Capital Corp	707,129
12,278		PNM Resources, Inc	144,758
11,941		Portland General Electric Co	249,567
73,917		PPL Corp	1,988,367
44,073		Progress Energy, Inc	1,983,285
77,673		Public Service Enterprise Group, Inc	2,512,722
28,059		Questar Corp	476,161
48,400	*	Reliant Energy, Inc	181,984
17,843		SCANA Corp	728,708
38,023		Sempra Energy	2,033,470
1,735		SJW Corp	41,987
4,732		South Jersey Industries, Inc	238,304
127,010		Southern Co	4,809,868
6,820		Southwest Gas Corp	237,063
32,172		TECO Energy, Inc	565,905
17,460		UGI Corp	525,371
7,594		UIL Holdings Corp	219,922
5,719		Unisource Energy Corp	200,565
1,437		Unitil Corp	31,212
12,509		Vectren Corp	342,496
16,630		Westar Energy, Inc	420,739
7,825		WGL Holdings, Inc	301,654
18,099		Wisconsin Energy Corp	1,077,614
70,593		Xcel Energy, Inc	1,684,349
1,526		York Water Co	24,157

		TOTAL UTILITIES	74,086,195

		TOTAL COMMON STOCKS	2,062,261,004

		(Cost $1,843,803,090)

RIGHTS / WARRANTS - 0.0%
COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
991		Celgene Corp	4,806

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	4,806

TIAA-CREF FUNDS - Equity Index Fund

SHARES	COMPANY	MATURITY DATE	VALUE

CONSUMER SERVICES - 0.0%
111	Krispy Kreme Doughnuts, Inc - CW12		$16

	TOTAL CONSUMER SERVICES		16

	TOTAL RIGHTS / WARRANTS		4,822

	(Cost $5,252)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 1.1%
GOVERNMENT AGENCY DEBT - 1.1%
$22,745,000		Federal Home Loan Bank	11/01/10	22,745,000

				22,745,000

		TOTAL SHORT-TERM INVESTMENTS		22,745,000

		(Cost $22,745,000)

		TOTAL INVESTMENTS - 100.1%		2,085,010,826
		(Cost $1,866,553,342)
		OTHER ASSETS & LIABILITIES, NET - (0.1)%		(2,053,857)

		NET ASSETS - 100.0%		$2,082,956,969

		Abbreviation(s):
		REIT - Real Estate Investment Trust
		SPDR - Standard & Poor’s Depository Receipts

	*	Non-income producing.
	b	In bankruptcy.
	d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts.

TIAA-CREF FUNDS - S&P 500 Index Fund

TIAA-CREF FUNDS
S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS
October 31, 2010

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.8%

AUTOMOBILES & COMPONENTS - 0.7%
338,452	*	Ford Motor Co	$4,782,327
22,637	*	Goodyear Tire & Rubber Co	231,350
23,175		Harley-Davidson, Inc	711,009
66,259		Johnson Controls, Inc	2,327,016

		TOTAL AUTOMOBILES & COMPONENTS	8,051,702

BANKS - 2.8%
68,192		BB&T Corp	1,596,375
17,102		Comerica, Inc	611,910
78,363		Fifth Third Bancorp	984,239
21,882	*	First Horizon National Corp	220,789
51,162		Hudson City Bancorp, Inc	596,037
72,963		Huntington Bancshares, Inc	413,700
86,473		Keycorp	708,214
8,278		M&T Bank Corp	618,781
50,726		Marshall & Ilsley Corp	299,791
34,336		People’s United Financial, Inc	422,676
51,703		PNC Financial Services Group, Inc	2,786,792
130,367		Regions Financial Corp	821,312
49,197		SunTrust Banks, Inc	1,230,909
188,662		US Bancorp	4,561,847
515,005		Wells Fargo & Co	13,431,330
17,749		Zions Bancorporation	366,694

		TOTAL BANKS	29,671,396

CAPITAL GOODS - 7.9%
70,177		3M Co	5,910,307
72,002		Boeing Co	5,086,221
62,043		Caterpillar, Inc	4,876,579
19,562		Cummins, Inc	1,723,412
52,662		Danaher Corp	2,283,424
41,711		Deere & Co	3,203,405
18,369		Dover Corp	975,394
16,513		Eaton Corp	1,466,850
74,042		Emerson Electric Co	4,064,906
15,303		Fastenal Co	787,798
5,806		Flowserve Corp	580,600
18,556		Fluor Corp	894,214
37,431		General Dynamics Corp	2,549,800
1,052,089		General Electric Co	16,854,466
12,308		Goodrich Corp	1,010,118
75,991		Honeywell International, Inc	3,579,936
49,549		Illinois Tool Works, Inc	2,264,389
19,037		ITT Industries, Inc	898,356

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

13,051	*	Jacobs Engineering Group, Inc	$503,899
11,282		L-3 Communications Holdings, Inc	814,448
29,251		Lockheed Martin Corp	2,085,304
35,111		Masco Corp	374,283
28,953		Northrop Grumman Corp	1,830,119
35,872		Paccar, Inc	1,838,799
11,240		Pall Corp	479,611
15,861		Parker Hannifin Corp	1,214,160
13,998		Precision Castparts Corp	1,911,847
20,762	*	Quanta Services, Inc	408,181
36,815		Raytheon Co	1,696,435
14,725		Rockwell Automation, Inc	918,398
15,469		Rockwell Collins, Inc	936,029
9,420		Roper Industries, Inc	654,031
5,926		Snap-On, Inc	302,226
26,504		Textron, Inc	551,813
48,976		Tyco International Ltd	1,874,801
91,427		United Technologies Corp	6,835,996
5,787		W.W. Grainger, Inc	717,762

		TOTAL CAPITAL GOODS	84,958,317

COMMERCIAL & PROFESSIONAL SERVICES - 0.6%
10,816		Avery Dennison Corp	393,162
12,543		Cintas Corp	344,556
4,781		Dun & Bradstreet Corp	355,754
12,575		Equifax, Inc	416,610
19,820		Iron Mountain, Inc	431,878
21,260		Pitney Bowes, Inc	466,444
20,606		R.R. Donnelley & Sons Co	380,181
30,204		Republic Services, Inc	900,381
14,105		Robert Half International, Inc	382,387
8,074	*	Stericycle, Inc	579,229
46,983		Waste Management, Inc	1,678,232

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	6,328,814

CONSUMER DURABLES & APPAREL - 1.1%
29,267		Coach, Inc	1,463,350
26,486		DR Horton, Inc	276,514
22,285	*	Eastman Kodak Co	104,962
15,015		Fortune Brands, Inc	811,561
6,724	*	Harman International Industries, Inc	225,590
13,562		Hasbro, Inc	627,243
13,203		Leggett & Platt, Inc	269,077
15,731		Lennar Corp (Class A)	228,257
37,339		Mattel, Inc	871,119
28,888		Newell Rubbermaid, Inc	509,873
38,026		Nike, Inc (Class B)	3,096,837
6,266		Polo Ralph Lauren Corp (Class A)	607,050
33,233	*	Pulte Homes, Inc	260,879
16,303		Stanley Works	1,010,296
8,469		VF Corp	704,960
7,097		Whirlpool Corp	538,166

		TOTAL CONSUMER DURABLES & APPAREL	11,605,734

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

CONSUMER SERVICES - 1.9%
12,956	*	Apollo Group, Inc (Class A)	$485,591
42,775		Carnival Corp	1,846,597
14,372		Darden Restaurants, Inc	656,944
5,590		DeVry, Inc	267,537
31,977		H&R Block, Inc	377,009
28,969		International Game Technology	451,627
28,205		Marriott International, Inc (Class A)	1,044,995
104,738		McDonald’s Corp	8,145,475
72,831		Starbucks Corp	2,074,227
18,710		Starwood Hotels & Resorts Worldwide, Inc	1,012,959
17,085		Wyndham Worldwide Corp	491,194
7,420		Wynn Resorts Ltd	795,201
45,956		Yum! Brands, Inc	2,277,579

		TOTAL CONSUMER SERVICES	19,926,935

DIVERSIFIED FINANCIALS - 7.7%
103,012		American Express Co	4,270,877
24,705		Ameriprise Financial, Inc	1,277,001
987,398		Bank of America Corp	11,295,832
119,470		Bank of New York Mellon Corp	2,993,918
44,950		Capital One Financial Corp	1,675,287
97,512		Charles Schwab Corp	1,501,685
2,509,050	*	Citigroup, Inc	10,462,739
6,615		CME Group, Inc	1,916,035
53,537		Discover Financial Services	944,928
19,519	*	E*Trade Financial Corp	279,122
10,166		Federated Investors, Inc (Class B)	253,235
14,418		Franklin Resources, Inc	1,653,745
50,740		Goldman Sachs Group, Inc	8,166,603
7,286	*	IntercontinentalExchange, Inc	836,943
46,067		Invesco Ltd	1,059,541
17,606		Janus Capital Group, Inc	185,919
390,199		JPMorgan Chase & Co	14,683,187
15,759		Legg Mason, Inc	489,002
21,080	*	Leucadia National Corp	535,854
19,659		Moody’s Corp	531,973
137,471		Morgan Stanley	3,418,904
14,044	*	Nasdaq Stock Market, Inc	295,205
23,823		Northern Trust Corp	1,182,335
25,648		NYSE Euronext	785,855
50,238	*	SLM Corp	597,832
57,150		SPDR Trust Series 1	6,773,990
49,387		State Street Corp	2,062,401
25,226		T Rowe Price Group, Inc	1,394,241

		TOTAL DIVERSIFIED FINANCIALS	81,524,189

ENERGY - 11.0%
48,704		Anadarko Petroleum Corp	2,998,705
35,848		Apache Corp	3,621,365

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

42,422		Baker Hughes, Inc	$1,965,411
10,548		Cabot Oil & Gas Corp	305,681
23,835	*	Cameron International Corp	1,042,781
64,390		Chesapeake Energy Corp	1,397,263
197,856		Chevron Corp	16,344,885
145,973		ConocoPhillips	8,670,796
23,437		Consol Energy, Inc	861,544
39,045	*	Denbury Resources, Inc	664,546
42,807	*	Devon Energy Corp	2,783,311
6,695		Diamond Offshore Drilling, Inc	442,941
69,376		El Paso Corp	919,926
24,943		EOG Resources, Inc	2,387,544
14,675		Equitable Resources, Inc	549,432
501,068		Exxon Mobil Corp	33,305,991
11,757	*	FMC Technologies, Inc	847,680
89,634		Halliburton Co	2,855,739
10,500		Helmerich & Payne, Inc	449,190
28,764		Hess Corp	1,812,995
69,836		Marathon Oil Corp	2,484,067
9,818		Massey Energy Co	413,043
18,874		Murphy Oil Corp	1,229,830
27,620	*	Nabors Industries Ltd	577,258
41,241		National Oilwell Varco, Inc	2,217,116
17,202		Noble Energy, Inc	1,401,619
79,930		Occidental Petroleum Corp	6,284,896
26,488		Peabody Energy Corp	1,401,215
11,440		Pioneer Natural Resources Co	798,512
16,440		Questar Market Resources, Inc	543,013
16,611		Range Resources Corp	621,085
11,612	*	Rowan Cos, Inc	382,035
134,459		Schlumberger Ltd	9,397,340
34,057	*	Southwestern Energy Co	1,152,829
63,769		Spectra Energy Corp	1,515,789
11,865		Sunoco, Inc	444,582
13,670		Tesoro Corp	177,163
55,724		Valero Energy Corp	1,000,246
57,535		Williams Cos, Inc	1,238,153

		TOTAL ENERGY	117,507,517

FOOD & STAPLES RETAILING - 2.4%
43,214		Costco Wholesale Corp	2,712,543
133,658		CVS Corp	4,025,779
63,184		Kroger Co	1,390,048
37,510		Safeway, Inc	858,979
22,520		Supervalu, Inc	242,991
57,901		Sysco Corp	1,705,763
95,767		Walgreen Co	3,244,586
196,823		Wal-Mart Stores, Inc	10,661,901
14,098	*	Whole Foods Market, Inc	560,396

		TOTAL FOOD & STAPLES RETAILING	25,402,986

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

FOOD, BEVERAGE & TOBACCO - 6.1%

205,076		Altria Group, Inc	$5,213,032
62,914		Archer Daniels Midland Co	2,096,294
9,982		Brown-Forman Corp (Class B)	607,005
18,792		Campbell Soup Co	681,210
227,267		Coca-Cola Co	13,936,012
32,632		Coca-Cola Enterprises, Inc	783,494
43,266		ConAgra Foods, Inc	973,052
18,250	*	Constellation Brands, Inc (Class A)	360,073
18,494	*	Dean Foods Co	192,338
23,494		Dr Pepper Snapple Group, Inc	858,706
63,198		General Mills, Inc	2,372,453
31,326		H.J. Heinz Co	1,538,420
15,131		Hershey Co	748,833
6,610		Hormel Foods Corp	303,531
11,655		J.M. Smucker Co	749,183
25,650		Kellogg Co	1,289,169
171,627		Kraft Foods, Inc (Class A)	5,538,404
14,930		Lorillard, Inc	1,274,126
12,832		McCormick & Co, Inc	567,431
20,129		Mead Johnson Nutrition Co	1,183,988
15,504		Molson Coors Brewing Co (Class B)	732,254
156,559		PepsiCo, Inc	10,223,303
180,367		Philip Morris International, Inc	10,551,470
16,639		Reynolds American, Inc	1,079,871
65,168		Sara Lee Corp	933,857
30,567		Tyson Foods, Inc (Class A)	475,317

		TOTAL FOOD, BEVERAGE & TOBACCO	65,262,826

HEALTH CARE EQUIPMENT & SERVICES - 3.8%
41,075		Aetna, Inc	1,226,500
27,443		AmerisourceBergen Corp	900,679
9,220		Bard (C.R.), Inc	766,366
57,506		Baxter International, Inc	2,927,055
22,845		Becton Dickinson & Co	1,725,254
149,274	*	Boston Scientific Corp	952,368
34,557		Cardinal Health, Inc	1,198,782
19,606	*	CareFusion Corp	473,289
6,868	*	Cerner Corp	603,216
26,785		Cigna Corp	942,564
13,564	*	Coventry Health Care, Inc	317,669
10,310	*	DaVita, Inc	739,743
14,800		Dentsply International, Inc	464,572
53,377	*	Express Scripts, Inc	2,589,852
16,464	*	Hospira, Inc	979,279
16,654	*	Humana, Inc	970,762
3,872	*	Intuitive Surgical, Inc	1,018,142
10,071	*	Laboratory Corp of America Holdings	818,974
25,728		McKesson Corp	1,697,533
42,674	*	Medco Health Solutions, Inc	2,241,665
106,268		Medtronic, Inc	3,741,697
9,717		Patterson Cos, Inc	268,675
15,034		Quest Diagnostics, Inc	738,771

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

32,219	*	St. Jude Medical, Inc	$1,233,988
33,593		Stryker Corp	1,662,518
41,194	*	Tenet Healthcare Corp	179,606
110,636		UnitedHealth Group, Inc	3,988,427
11,901	*	Varian Medical Systems, Inc	752,381
39,337	*	WellPoint, Inc	2,137,573
19,776	*	Zimmer Holdings, Inc	938,173

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	39,196,073

HOUSEHOLD & PERSONAL PRODUCTS - 2.6%
42,212		Avon Products, Inc	1,285,355
13,621		Clorox Co	906,478
47,826		Colgate-Palmolive Co	3,688,341
11,150		Estee Lauder Cos (Class A)	793,546
40,279		Kimberly-Clark Corp	2,551,272
279,325		Procter & Gamble Co	17,756,690

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	26,981,682

INSURANCE - 3.9%
33,348		ACE Ltd	1,981,538
46,332		Aflac, Inc	2,589,495
52,950		Allstate Corp	1,614,446
13,023	*	American International Group, Inc	547,096
32,298		AON Corp	1,283,846
11,020		Assurant, Inc	435,731
170,232	*	Berkshire Hathaway, Inc (Class B)	13,543,658
30,954		Chubb Corp	1,795,951
16,249		Cincinnati Financial Corp	478,371
47,883	*	Genworth Financial, Inc (Class A)	542,993
43,724		Hartford Financial Services Group, Inc	1,048,502
31,177		Lincoln National Corp	763,213
31,281		Loews Corp	1,234,974
53,383		Marsh & McLennan Cos, Inc	1,333,507
89,224		Metlife, Inc	3,598,404
33,248		Principal Financial Group	892,376
65,699		Progressive Corp	1,390,191
45,956		Prudential Financial, Inc	2,416,366
8,132		Torchmark Corp	465,801
46,250		Travelers Cos, Inc	2,553,000
32,120		UnumProvident Corp	720,130
35,501		XL Capital Ltd	750,846

		TOTAL INSURANCE	41,980,435

MATERIALS - 3.6%
20,915		Air Products & Chemicals, Inc	1,777,148
7,656		Airgas, Inc	543,040
9,135		AK Steel Holding Corp	115,010
100,495		Alcoa, Inc	1,319,499
10,097		Allegheny Technologies, Inc	532,011
8,749		Ball Corp	563,086
10,028		Bemis Co	318,489
6,978		CF Industries Holdings, Inc	855,014

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

13,328		Cleveland-Cliffs, Inc	$868,986
114,138		Dow Chemical Co	3,518,875
89,207		Du Pont (E.I.) de Nemours & Co	4,217,708
7,460		Eastman Chemical Co	586,132
22,959		Ecolab, Inc	1,132,338
7,434		FMC Corp	543,425
46,294		Freeport-McMoRan Copper & Gold, Inc (Class B)	4,383,115
8,007		International Flavors & Fragrances, Inc	401,631
43,006		International Paper Co	1,087,192
17,463		MeadWestvaco Corp	449,323
53,184		Monsanto Co	3,160,193
48,454		Newmont Mining Corp	2,949,394
31,053		Nucor Corp	1,186,846
15,320	*	Owens-Illinois, Inc	429,420
13,561	*	Pactiv Corp	449,954
16,252		PPG Industries, Inc	1,246,528
30,119		Praxair, Inc	2,751,069
16,556		Sealed Air Corp	383,271
8,773		Sherwin-Williams Co	640,166
11,820		Sigma-Aldrich Corp	749,624
8,089	*	Titanium Metals Corp	159,030
13,902		United States Steel Corp	594,867
12,010		Vulcan Materials Co	438,485

		TOTAL MATERIALS	38,350,869

MEDIA - 3.2%
66,989		CBS Corp (Class B)	1,134,124
276,186		Comcast Corp (Class A)	5,683,907
85,298	*	DIRECTV	3,707,050
28,009	*	Discovery Communications, Inc (Class A)	1,249,481
22,722		Gannett Co, Inc	269,256
50,534	*	Interpublic Group of Cos, Inc	523,027
30,418		McGraw-Hill Cos, Inc	1,145,238
2,986		Meredith Corp	101,375
8,763	*	New York Times Co (Class A)	67,212
224,410		News Corp (Class A)	3,244,969
29,656		Omnicom Group, Inc	1,303,678
9,175		Scripps Networks Interactive (Class A)	466,916
34,964		Time Warner Cable, Inc	2,023,367
110,660		Time Warner, Inc	3,597,557
59,847		Viacom, Inc (Class B)	2,309,496
188,214		Walt Disney Co	6,796,407
669		Washington Post Co (Class B)	269,038

		TOTAL MEDIA	33,892,098

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.7%
151,943		Abbott Laboratories	7,797,715
30,261		Allergan, Inc	2,191,199
94,320	*	Amgen, Inc	5,394,161
23,806	*	Biogen Idec, Inc	1,492,874
168,752		Bristol-Myers Squibb Co	4,539,429
46,256	*	Celgene Corp	2,871,110

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

7,075	*	Cephalon, Inc	$470,063
99,860		Eli Lilly & Co	3,515,072
28,100	*	Forest Laboratories, Inc	928,705
25,078	*	Genzyme Corp	1,808,876
82,527	*	Gilead Sciences, Inc	3,273,846
271,056		Johnson & Johnson	17,258,136
24,591	*	King Pharmaceuticals, Inc	347,717
18,040	*	Life Technologies Corp	905,247
302,855		Merck & Co, Inc	10,987,579
32,112	*	Mylan Laboratories, Inc	652,516
11,343		PerkinElmer, Inc	265,993
791,022		Pfizer, Inc	13,763,783
40,094	*	Thermo Electron Corp	2,061,634
8,953	*	Waters Corp	663,686
10,276	*	Watson Pharmaceuticals, Inc	479,375

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	81,668,716

REAL ESTATE - 1.5%
11,248		Apartment Investment & Management Co (Class A)	262,191
8,340		AvalonBay Communities, Inc	886,625
13,713		Boston Properties, Inc	1,181,923
27,901	*	CB Richard Ellis Group, Inc (Class A)	511,983
27,894		Equity Residential	1,356,485
30,512		HCP, Inc	1,098,737
12,979		Health Care REIT, Inc	663,227
64,787		Host Marriott Corp	1,029,465
39,769		Kimco Realty Corp	685,220
15,574		Plum Creek Timber Co, Inc	573,746
46,613		Prologis	636,267
13,727		Public Storage, Inc	1,361,993
28,816		Simon Property Group, Inc	2,766,913
15,505		Ventas, Inc	830,448
15,965		Vornado Realty Trust	1,395,182
52,839		Weyerhaeuser Co	857,049

		TOTAL REAL ESTATE	16,097,454

RETAILING - 3.6%
7,760		Abercrombie & Fitch Co (Class A)	332,594
34,815	*	Amazon.com, Inc	5,749,350
5,443	*	Autonation, Inc	126,386
2,777	*	Autozone, Inc	659,899
25,968	*	Bed Bath & Beyond, Inc	1,139,995
34,054		Best Buy Co, Inc	1,463,641
6,715	*	Big Lots, Inc	210,650
21,863	*	Carmax, Inc	677,534
21,575		Expedia, Inc	624,596
12,905		Family Dollar Stores, Inc	595,824
14,450	*	GameStop Corp (Class A)	284,087
45,611		Gap, Inc	867,065
16,360		Genuine Parts Co	782,990
163,877		Home Depot, Inc	5,060,521
22,499		JC Penney Co, Inc	701,519

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

30,308	*	Kohl’s Corp	$1,551,770
27,474		Limited Brands, Inc	807,461
138,092		Lowe’s Cos, Inc	2,945,502
41,594		Macy’s, Inc	983,282
16,418		Nordstrom, Inc	632,257
22,257	*	Office Depot, Inc	99,934
13,501	*	O’Reilly Automotive, Inc	789,809
4,762	*	Priceline.com, Inc	1,794,369
10,566		RadioShack Corp	212,694
11,803		Ross Stores, Inc	696,259
4,381	*	Sears Holdings Corp	315,344
71,848		Staples, Inc	1,470,729
70,995		Target Corp	3,687,480
13,087		Tiffany & Co	693,611
39,428		TJX Companies, Inc	1,809,351
12,555	*	Urban Outfitters, Inc	386,317

		TOTAL RETAILING	38,152,820

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.5%
53,359	*	Advanced Micro Devices, Inc	391,121
30,233		Altera Corp	943,572
29,334		Analog Devices, Inc	987,676
131,478		Applied Materials, Inc	1,625,068
44,097		Broadcom Corp (Class A)	1,796,512
5,295	*	First Solar, Inc	729,016
547,929		Intel Corp	10,996,935
17,435		Kla-Tencor Corp	622,778
23,298		Linear Technology Corp	750,895
59,014	*	LSI Logic Corp	309,233
19,900	*	MEMC Electronic Materials, Inc	255,118
19,040		Microchip Technology, Inc	612,707
82,714	*	Micron Technology, Inc	684,045
23,580		National Semiconductor Corp	323,046
8,802	*	Novellus Systems, Inc	257,106
55,635	*	Nvidia Corp	669,289
16,641	*	Teradyne, Inc	187,045
117,615		Texas Instruments, Inc	3,477,876
26,815		Xilinx, Inc	718,910

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	26,337,948

SOFTWARE & SERVICES - 9.3%
51,686	*	Adobe Systems, Inc	1,454,961
17,851	*	Akamai Technologies, Inc	922,361
22,392	*	Autodesk, Inc	810,143
48,418		Automatic Data Processing, Inc	2,150,728
17,541	*	BMC Software, Inc	797,414
38,070		CA, Inc	883,605
18,396	*	Citrix Systems, Inc	1,178,632
29,610	*	Cognizant Technology Solutions Corp (Class A)	1,930,276
15,096		Computer Sciences Corp	740,459
20,979	*	Compuware Corp	210,000
113,630	*	eBay, Inc	3,387,310

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

34,285	*	Electronic Arts, Inc	$543,417
25,800		Fidelity National Information Services, Inc	699,180
14,781	*	Fiserv, Inc	805,860
24,463	*	Google, Inc (Class A)	14,995,575
124,118		International Business Machines Corp	17,823,344
27,820	*	Intuit, Inc	1,335,360
9,529		Mastercard, Inc (Class A)	2,287,532
14,886	*	McAfee, Inc	704,108
749,382		Microsoft Corp	19,963,535
11,337	*	Monster Worldwide, Inc	204,746
31,550	*	Novell, Inc	187,092
380,855		Oracle Corp	11,197,137
31,593		Paychex, Inc	875,126
18,612	*	Red Hat, Inc	786,543
29,828	*	SAIC, Inc	463,527
11,505	*	Salesforce.com, Inc	1,335,385
77,677	*	Symantec Corp	1,256,814
16,284	*	Teradata Corp	640,938
16,316		Total System Services, Inc	254,693
16,775	*	VeriSign, Inc	582,931
48,905		Visa, Inc (Class A)	3,822,904
64,960		Western Union Co	1,143,296
132,680	*	Yahoo!, Inc	2,190,547

		TOTAL SOFTWARE & SERVICES	98,565,479

TECHNOLOGY HARDWARE & EQUIPMENT - 7.3%
34,085	*	Agilent Technologies, Inc	1,186,158
17,032		Amphenol Corp (Class A)	853,814
89,901	*	Apple, Inc	27,048,513
562,016	*	Cisco Systems, Inc	12,830,825
153,675		Corning, Inc	2,809,180
166,494	*	Dell, Inc	2,394,184
202,080	*	EMC Corp	4,245,701
15,260	*	Flir Systems, Inc	424,838
13,390		Harris Corp	605,094
223,161		Hewlett-Packard Co	9,386,152
17,594		Jabil Circuit, Inc	269,892
21,044	*	JDS Uniphase Corp	221,172
51,164	*	Juniper Networks, Inc	1,657,202
8,135	*	Lexmark International, Inc (Class A)	309,374
13,571		Molex, Inc	275,491
229,670	*	Motorola, Inc	1,871,811
35,139	*	NetApp, Inc	1,871,152
10,047	*	QLogic Corp	176,526
157,962		Qualcomm, Inc	7,128,825
22,993	*	SanDisk Corp	864,077
38,322		Tellabs, Inc	261,356
22,450	*	Western Digital Corp	718,849
136,101		Xerox Corp	1,592,382

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	79,002,568

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

TELECOMMUNICATION SERVICES - 3.1%

39,475	*	American Tower Corp (Class A)	$2,037,305
581,486		AT&T, Inc	16,572,351
29,664		CenturyTel, Inc	1,227,496
97,671		Frontier Communications Corp	857,551
25,458	*	MetroPCS Communications, Inc	265,018
171,156		Qwest Communications International, Inc	1,129,630
295,178	*	Sprint Nextel Corp	1,216,133
278,171		Verizon Communications, Inc	9,032,212
46,530		Windstream Corp	589,070

		TOTAL TELECOMMUNICATION SERVICES	32,926,766

TRANSPORTATION - 2.0%
16,322		CH Robinson Worldwide, Inc	1,150,375
37,360		CSX Corp	2,295,772
20,880		Expeditors International Washington, Inc	1,030,637
30,953		FedEx Corp	2,715,197
36,274		Norfolk Southern Corp	2,230,488
5,160		Ryder System, Inc	225,750
73,406		Southwest Airlines Co	1,010,067
48,964		Union Pacific Corp	4,293,164
97,491		United Parcel Service, Inc (Class B)	6,565,043

		TOTAL TRANSPORTATION	21,516,493

UTILITIES - 3.5%
69,231	*	AES Corp	826,618
17,592		Allegheny Energy, Inc	408,134
23,431		Ameren Corp	679,030
47,180		American Electric Power Co, Inc	1,766,419
43,404		Centerpoint Energy, Inc	718,770
22,605		CMS Energy Corp	415,480
27,813		Consolidated Edison, Inc	1,382,862
19,570		Constellation Energy Group, Inc	591,797
57,975		Dominion Resources, Inc	2,519,593
16,621		DTE Energy Co	777,198
129,769		Duke Energy Corp	2,363,093
32,062		Edison International	1,183,088
18,384		Entergy Corp	1,370,160
65,046		Exelon Corp	2,655,178
29,998		FirstEnergy Corp	1,089,527
7,080		Integrys Energy Group, Inc	376,585
40,922		NextEra Energy, Inc	2,252,347
4,199		Nicor, Inc	199,998
27,054		NiSource, Inc	468,305
17,280		Northeast Utilities	540,518
24,181	*	NRG Energy, Inc	481,444
11,000		Oneok, Inc	548,020
20,757		Pepco Holdings, Inc	399,780
38,453		PG&E Corp	1,838,822
10,223		Pinnacle West Capital Corp	420,779
47,503		PPL Corp	1,277,831
28,792		Progress Energy, Inc	1,295,640
49,790		Public Service Enterprise Group, Inc	1,610,707

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

10,681		SCANA Corp	$436,212
24,391		Sempra Energy	1,304,431
81,747		Southern Co	3,095,759
22,000		TECO Energy, Inc	386,980
11,375		Wisconsin Energy Corp	677,268
45,232		Xcel Energy, Inc	1,079,236

		TOTAL UTILITIES	37,437,609

		TOTAL COMMON STOCKS	1,062,347,426

		(Cost $1,098,969,645)

		TOTAL INVESTMENTS - 99.8%	1,062,347,426
		(Cost $1,098,969,645)
		OTHER ASSETS & LIABILITIES, NET - 0.2%	1,974,931

		NET ASSETS - 100.0%	$1,064,322,357

		Abbreviation(s):
		REIT - Real Estate Investment Trust
		SPDR - Standard & Poor’s Depository Receipts

	*	Non-income producing.

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

TIAA-CREF FUNDS
SMALL-CAP BLEND INDEX FUND
SCHEDULE OF INVESTMENTS
October 31, 2010

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.7%

AUTOMOBILES & COMPONENTS - 0.9%
41,689	*	American Axle & Manufacturing Holdings, Inc	$384,373
14,659	*	Amerigon, Inc (Class A)	158,024
41,778		Cooper Tire & Rubber Co	819,267
96,947	*	Dana Holding Corp	1,371,799
7,922	*	Dorman Products, Inc	289,074
13,123	*	Drew Industries, Inc	276,502
52,349	*	Exide Technologies	308,336
9,876	*	Fuel Systems Solutions, Inc	404,718
32,292	*	Modine Manufacturing Co	436,588
3,652	*	Shiloh Industries, Inc	36,812
22,749		Spartan Motors, Inc	115,565
13,594		Standard Motor Products, Inc	144,504
10,631	*	Stoneridge, Inc	116,941
16,070		Superior Industries International, Inc	288,457
41,352	*	Tenneco, Inc	1,348,902
20,035	*	Winnebago Industries, Inc	200,350

		TOTAL AUTOMOBILES & COMPONENTS	6,700,212

BANKS - 6.9%
10,603		1st Source Corp	187,355
14,782	*	1st United Bancorp, Inc	88,988
14,755		Abington Bancorp, Inc	158,469
3,023		Alliance Financial Corp	92,111
4,246		American National Bankshares, Inc	96,724
16,507		Ameris Bancorp	153,020
5,674		Ames National Corp	110,132
6,724		Arrow Financial Corp	163,998
59,437		Astoria Financial Corp	738,208
4,863		Bancfirst Corp	199,869
19,121		Banco Latinoamericano de Exportaciones S.A. (Class E)	294,655
2,586		Bancorp Rhode Island, Inc	75,227
32,332		Bank Mutual Corp	155,840
3,646		Bank of Marin Bancorp	121,448
8,886		Bank of the Ozarks, Inc	337,757
13,301		BankFinancial Corp	121,704
24,081	*	Beneficial Mutual Bancorp, Inc	176,755
9,576		Berkshire Hills Bancorp, Inc	185,200
4,278	*	BofI Holding, Inc	55,015
51,720		Boston Private Financial Holdings, Inc	295,321
4,351		Bridge Bancorp, Inc	101,291
41,015		Brookline Bancorp, Inc	399,486
5,929		Bryn Mawr Bank Corp	99,074
5,318		Camden National Corp	182,088
8,226		Capital City Bank Group, Inc	98,301

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

19,947		Cardinal Financial Corp	$199,271
53,574		Cathay General Bancorp	728,606
24,692	*	Center Financial	128,892
17,641		Centerstate Banks of Florida, Inc	130,543
2,420		Century Bancorp, Inc	57,487
17,059		Chemical Financial Corp	345,957
8,164		Citizens & Northern Corp	119,439
274,103	*	Citizens Republic Bancorp, Inc	189,131
10,784		City Holding Co	341,853
6,948		Clifton Savings Bancorp, Inc	58,294
8,013		CNB Financial Corp	111,301
22,442		CoBiz, Inc	108,619
27,284		Columbia Banking System, Inc	496,842
23,004		Community Bank System, Inc	537,603
9,491		Community Trust Bancorp, Inc	259,199
62,374		CVB Financial Corp	474,666
13,266		Danvers Bancorp, Inc	199,388
18,557		Dime Community Bancshares	270,747
12,703	*	Doral Financial Corp	19,055
11,406	*	Eagle Bancorp, Inc	140,978
4,712	*	Encore Bancshares, Inc	36,330
10,310		Enterprise Financial Services Corp	101,760
6,121		ESB Financial Corp	88,081
9,923		ESSA Bancorp, Inc	125,526
6,438		Federal Agricultural Mortgage Corp (Class C)	75,775
7,473		Financial Institutions, Inc	134,888
10,358		First Bancorp (NC)	138,694
210,198	*	First Bancorp (Puerto Rico)	64,110
6,044		First Bancorp, Inc	83,891
36,336		First Busey Corp	168,599
71,813		First Commonwealth Financial Corp	417,952
10,971		First Community Bancshares, Inc	147,670
40,660		First Financial Bancorp	684,714
14,405		First Financial Bankshares, Inc	680,780
7,673		First Financial Corp	224,282
11,016		First Financial Holdings, Inc	115,117
8,628		First Interstate Bancsystem, Inc	111,819
17,567		First Merchants Corp	146,157
50,521		First Midwest Bancorp, Inc	541,080
4,021		First of Long Island Corp	100,042
5,667		First South Bancorp, Inc	56,897
74,895		FirstMerit Corp	1,286,695
32,280	*	Flagstar Bancorp, Inc	41,964
21,639		Flushing Financial Corp	284,553
78,061		FNB Corp	663,519
3,744	*	Fox Chase Bancorp, Inc	36,504
7,702		German American Bancorp, Inc	130,164
50,433		Glacier Bancorp, Inc	655,629
7,020		Great Southern Bancorp, Inc	157,880
8,108	*	Greene County Bancshares, Inc	31,297
20,386		Hancock Holding Co	640,528
70,996	*	Hanmi Financial Corp	83,065

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

9,101		Heartland Financial USA, Inc	$140,610
6,542	*	Heritage Financial Corp	88,382
1,374		Heritage Financial Group	11,336
5,281	*	Home Bancorp, Inc	70,924
15,046		Home Bancshares, Inc	309,496
11,392		Home Federal Bancorp, Inc	137,160
8,272		Hudson Valley Holding Corp	161,718
18,570		IBERIABANK Corp	966,569
14,714		Independent Bank Corp	345,632
36,201		International Bancshares Corp	620,123
33,280	*	Investors Bancorp, Inc	399,360
10,332		Kearny Financial Corp	90,198
2,700		K-Fed Bancorp	20,331
14,307		Lakeland Bancorp, Inc	132,626
10,968		Lakeland Financial Corp	208,282
13,786		MainSource Financial Group, Inc	114,010
36,135		MB Financial, Inc	538,050
3,415		Merchants Bancshares, Inc	88,141
6,569	*	Meridian Interstate Bancorp, Inc	69,697
138,548	*	MGIC Investment Corp	1,221,992
5,204		Midsouth Bancorp, Inc	71,503
4,398		MidWestOne Financial Group, Inc	64,695
26,359	*	Nara Bancorp, Inc	206,655
2,413		NASB Financial, Inc	40,008
4,811		National Bankshares, Inc	125,808
85,330		National Penn Bancshares, Inc	553,792
23,949		NBT Bancorp, Inc	528,075
73,387		NewAlliance Bancshares, Inc	945,957
12,500		Northfield Bancorp, Inc	141,875
76,857		Northwest Bancshares, Inc	871,558
10,104		OceanFirst Financial Corp	120,642
51,593	*	Ocwen Financial Corp	445,248
59,468		Old National Bancorp	562,567
8,100	*	OmniAmerican Bancorp, Inc	94,851
31,604		Oriental Financial Group, Inc	418,121
38,092		Oritani Financial Corp	404,156
4,420		Orrstown Financial Services, Inc	113,815
12,761		Pacific Continental Corp	106,044
21,326		PacWest Bancorp	371,712
8,674		Park National Corp	566,846
6,174		Peapack Gladstone Financial Corp	74,891
2,710		Penns Woods Bancorp, Inc	89,295
9,262	*	Pennsylvania Commerce Bancorp, Inc	93,639
7,256		Peoples Bancorp, Inc	95,634
23,179	*	Pinnacle Financial Partners, Inc	264,472
99,788	*	PMI Group, Inc	334,290
1,875		Porter Bancorp, Inc	20,813
36,390		PrivateBancorp, Inc	429,038
32,396		Prosperity Bancshares, Inc	1,007,191
41,627		Provident Financial Services, Inc	526,165
26,980		Provident New York Bancorp	239,313
91,636		Radian Group, Inc	695,517

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

16,985		Renasant Corp	$277,705
6,616		Republic Bancorp, Inc (Class A)	135,231
5,851		Rockville Financial, Inc	66,175
5,766		Roma Financial Corp	57,141
16,821		S&T Bancorp, Inc	329,692
8,229		S.Y. Bancorp, Inc	201,611
16,683		Sandy Spring Bancorp, Inc	290,284
8,714		SCBT Financial Corp	266,038
6,602		Sierra Bancorp	68,727
28,419	*	Signature Bank	1,200,418
11,950		Simmons First National Corp (Class A)	324,921
10,960		Southside Bancshares, Inc	206,158
13,543		Southwest Bancorp, Inc	134,076
11,532		State Bancorp, Inc	105,864
16,357		StellarOne Corp	209,042
18,612		Sterling Bancorp	174,767
63,634		Sterling Bancshares, Inc	342,987
6,581		Suffolk Bancorp	170,448
88,455		Susquehanna Bancshares, Inc	698,795
28,933	*	SVB Financial Group	1,253,955
6,631	*	Taylor Capital Group, Inc	79,970
8,413		Territorial Bancorp, Inc	142,769
25,288	*	Texas Capital Bancshares, Inc	458,977
15,623	*	The Bancorp, Inc	117,016
5,493		Tompkins Trustco, Inc	212,030
3,860		Tower Bancorp, Inc	83,453
16,030		TowneBank	232,435
9,685		Trico Bancshares	150,989
53,379		Trustco Bank Corp NY	287,713
44,509		Trustmark Corp	983,204
22,029		UMB Financial Corp	816,395
78,306		Umpqua Holdings Corp	861,366
12,376		Union Bankshares Corp	159,155
26,489		United Bankshares, Inc	707,786
65,405	*	United Community Banks, Inc	128,194
11,608		United Financial Bancorp, Inc	157,172
11,316		Univest Corp of Pennsylvania	213,420
9,878		ViewPoint Financial Group	94,829
13,966	*	Virginia Commerce Bancorp	74,159
10,627		Washington Banking Co	133,794
9,471		Washington Trust Bancorp, Inc	190,272
3,816	*	Waterstone Financial, Inc	14,272
44,546		Webster Financial Corp	762,628
16,578		WesBanco, Inc	275,361
10,920	*	West Bancorporation, Inc	71,744
65,217	*	West Coast Bancorp	171,521
20,358		Westamerica Bancorporation	1,018,306
44,555	*	Western Alliance Bancorp	269,112
19,634		Westfield Financial, Inc	165,907
66,991		Whitney Holding Corp	554,685
13,267		Wilshire Bancorp, Inc	89,022
21,371		Wintrust Financial Corp	639,848

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

4,027		WSFS Financial Corp	$157,214

		TOTAL BANKS	51,209,445

CAPITAL GOODS - 9.3%
13,076	*	3D Systems Corp	337,884
16,540		A.O. Smith Corp	926,736
50,473	*	A123 Systems, Inc	490,598
8,593		Aaon, Inc	210,958
27,108	*	AAR Corp	597,460
17,677		Aceto Corp	130,279
46,347		Actuant Corp (Class A)	1,041,417
29,705		Acuity Brands, Inc	1,487,328
40,934	*	Advanced Battery Technologies, Inc	161,689
11,495	*	Aerovironment, Inc	269,673
35,128		Aircastle Ltd	323,529
4,488		Alamo Group, Inc	107,712
19,130		Albany International Corp (Class A)	390,252
18,289	*	Altra Holdings, Inc	270,677
5,930	*	Ameresco, Inc	77,802
6,301	*	American Railcar Industries, Inc	97,098
6,233		American Science & Engineering, Inc	513,288
31,004	*	American Superconductor Corp	1,043,285
5,701		American Woodmark Corp	100,908
6,405		Ameron International Corp	440,408
5,930		Ampco-Pittsburgh Corp	153,291
18,970		Apogee Enterprises, Inc	198,995
53,824	*	Applied Energetics, Inc	55,977
28,892		Applied Industrial Technologies, Inc	878,605
8,999		Applied Signal Technology, Inc	302,006
5,354	*	Argan, Inc	45,348
65,398	*	ArvinMeritor, Inc	1,084,299
13,722	*	Astec Industries, Inc	404,387
6,472	*	Astronics Corp	134,941
8,553		AZZ, Inc	317,658
10,346		Badger Meter, Inc	429,669
31,988		Baldor Electric Co	1,344,136
33,674		Barnes Group, Inc	612,530
31,507	*	Beacon Roofing Supply, Inc	465,043
31,903		Belden CDT, Inc	890,094
33,242	*	Blount International, Inc	498,630
7,904	*	Bluelinx Holdings, Inc	24,898
33,441		Brady Corp (Class A)	1,028,311
34,837		Briggs & Stratton Corp	613,131
64,265	*	Broadwind Energy, Inc	122,104
32,447	*	Builders FirstSource, Inc	65,543
6,921	*	CAI International, Inc	114,197
167,341	*	Capstone Turbine Corp	125,506
6,220		Cascade Corp	220,126
17,662	*	Ceradyne, Inc	420,532
19,892	*	Chart Industries, Inc	463,484
11,863		CIRCOR International, Inc	416,154
34,962		Clarcor, Inc	1,386,592

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

5,466	*	Coleman Cable, Inc	$39,027
16,714	*	Colfax Corp	268,594
13,060	*	Columbus McKinnon Corp	229,334
26,244		Comfort Systems USA, Inc	300,494
16,880	*	Commercial Vehicle Group, Inc	226,698
10,945		Cubic Corp	476,874
31,802		Curtiss-Wright Corp	982,046
19,085	*	DigitalGlobe, Inc	623,125
7,960		Douglas Dynamics, Inc	114,783
6,915		Ducommun, Inc	148,465
5,655	*	DXP Enterprises, Inc	107,671
26,876	*	Dycom Industries, Inc	287,573
9,023		Dynamic Materials Corp	140,127
45,281	d,*	EMCOR Group, Inc	1,170,514
12,857		Encore Wire Corp	266,911
42,390	*	Ener1, Inc	153,452
28,517	*	Energy Recovery, Inc	101,521
32,938	*	EnerSys	868,246
14,263	*	EnPro Industries, Inc	501,202
18,046		ESCO Technologies, Inc	618,617
20,355	*	Esterline Technologies Corp	1,230,256
43,502		Federal Signal Corp	245,786
31,442	*	Flow International Corp	83,007
48,868	*	Force Protection, Inc	274,149
16,163		Franklin Electric Co, Inc	583,646
8,197		Freightcar America, Inc	216,893
66,579	*	FuelCell Energy, Inc	75,900
25,131	*	Furmanite Corp	144,503
40,573	*	GenCorp, Inc	197,591
13,392	*	Generac Holdings, Inc	181,194
15,189	*	GeoEye, Inc	672,417
21,028	*	Gibraltar Industries, Inc	191,986
3,410	*	Global Defense Technology & Systems, Inc	46,717
8,466		Gorman-Rupp Co	252,456
83,508	*	GrafTech International Ltd	1,375,377
6,839		Graham Corp	116,058
24,238		Granite Construction, Inc	586,075
40,659		Great Lakes Dredge & Dock Corp	251,679
13,141	*	Greenbrier Cos, Inc	239,166
30,932	*	Griffon Corp	364,688
19,226	*	H&E Equipment Services, Inc	186,877
3,460	*	Hawk Corp	172,412
20,168		Heico Corp	1,003,963
9,375	*	Herley Industries, Inc	155,719
67,331	*	Hexcel Corp	1,196,472
11,879	*	Hoku Scientific, Inc	33,261
12,311		Houston Wire & Cable Co	141,946
17,123	*	II-VI, Inc	673,619
26,774	*	Insituform Technologies, Inc (Class A)	578,318
12,194		Insteel Industries, Inc	104,746
22,919	*	Interline Brands, Inc	460,443
19,727		John Bean Technologies Corp	337,332

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

8,964	*	Kadant, Inc	$176,232
18,000		Kaman Corp	485,100
22,824		Kaydon Corp	795,873
11,065	*	Kratos Defense & Security Solutions, Inc	126,141
8,926	*	LaBarge, Inc	113,271
10,729	*	Ladish Co, Inc	343,221
2,812		Lawson Products, Inc	51,825
13,601	*	Layne Christensen Co	380,012
7,082	*	LB Foster Co (Class A)	233,848
8,361		Lindsay Manufacturing Co	482,012
6,138	*	LMI Aerospace, Inc	100,234
12,645		LSI Industries, Inc	116,966
11,608	*	Lydall, Inc	86,247
37,058	*	Mastec, Inc	452,108
9,592		Met-Pro Corp	108,294
5,500	*	Michael Baker Corp	179,740
11,487	*	Middleby Corp	857,619
7,116		Miller Industries, Inc	95,781
30,959	*	Moog, Inc (Class A)	1,164,058
26,085		Mueller Industries, Inc	766,899
107,979		Mueller Water Products, Inc (Class A)	326,097
13,808	*	MYR Group, Inc	215,267
4,015		Nacco Industries, Inc (Class A)	398,529
12,552	*	NCI Building Systems, Inc	124,390
23,397		Nordson Corp	1,825,433
6,402	*	Northwest Pipe Co	120,486
1,883		Omega Flex, Inc	25,948
39,780	*	Orbital Sciences Corp	646,027
18,741	*	Orion Marine Group, Inc	234,450
18,282	*	Perini Corp	424,325
13,402	*	Pgt, Inc	28,144
11,138	*	Pike Electric Corp	84,203
10,241	*	PMFG, Inc	160,272
15,171	*	Polypore International, Inc	504,739
6,141	*	Powell Industries, Inc	189,511
12,651	*	PowerSecure International, Inc	119,046
1,517		Preformed Line Products Co	64,821
13,686		Primoris Services Corp	103,056
25,832		Quanex Building Products Corp	465,493
11,267		Raven Industries, Inc	463,299
15,096	*	RBC Bearings, Inc	502,999
18,656		Robbins & Myers, Inc	541,584
34,171	*	RSC Holdings, Inc	276,102
22,138	*	Rush Enterprises, Inc (Class A)	351,773
79,489	*	SatCon Technology Corp	319,546
8,023	*	Sauer-Danfoss, Inc	177,389
226		Seaboard Corp	419,015
26,742		Simpson Manufacturing Co, Inc	710,802
8,256		Standex International Corp	222,334
11,195	*	Sterling Construction Co, Inc	136,579
8,670		Sun Hydraulics Corp	269,377
11,637		TAL International Group, Inc	326,069

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

43,444	*	Taser International, Inc	$172,038
13,248	*	Tecumseh Products Co (Class A)	171,562
24,718	*	Teledyne Technologies, Inc	1,027,527
13,115		Tennant Co	440,008
6,595		Textainer Group Holdings Ltd	171,338
6,012	*	Thermadyne Holdings Corp	90,661
24,079		Titan International, Inc	365,278
8,716	*	Titan Machinery, Inc	169,439
17,031		Tredegar Corp	328,528
10,920	*	Trex Co, Inc	196,014
10,444	*	Trimas Corp	165,329
11,637		Triumph Group, Inc	972,737
5,911		Twin Disc, Inc	120,348
1,288	*	United Capital Corp	34,828
41,240	*	United Rentals, Inc	774,900
13,456		Universal Forest Products, Inc	405,564
25,020	*	UQM Technologies, Inc	59,047
13,574		Vicor Corp	241,753
46,881	*	Wabash National Corp	377,861
19,312		Watsco, Inc	1,080,892
20,002		Watts Water Technologies, Inc (Class A)	703,470
42,215		Woodward Governor Co	1,323,018
5,194	*,b	Xerium Technologies, Inc	67,470

		TOTAL CAPITAL GOODS	69,187,290

COMMERCIAL & PROFESSIONAL SERVICES - 3.6%
35,429		ABM Industries, Inc	798,924
23,479	*	Acacia Research (Acacia Technologies)	625,011
38,041	*	ACCO Brands Corp	236,995
15,057		Administaff, Inc	394,644
10,741	*	Advisory Board Co	502,786
12,719		American Ecology Corp	206,302
26,305	*	American Reprographics Co	187,292
21,835	*	APAC Customer Services, Inc	132,538
5,391		Barrett Business Services, Inc	82,752
27,884		Bowne & Co, Inc	316,483
32,688		Brink’s Co	771,437
17,396	*	Casella Waste Systems, Inc (Class A)	85,762
30,653	*	CBIZ, Inc	181,466
8,734		CDI Corp	125,158
38,206	*	Cenveo, Inc	210,133
16,036	*	Clean Harbors, Inc	1,130,537
780		Compx International, Inc	9,064
6,567	*	Consolidated Graphics, Inc	305,694
23,415		Corporate Executive Board Co	731,485
14,117	*	CoStar Group, Inc	701,050
6,494		Courier Corp	96,111
7,676	*	CRA International, Inc	143,157
34,939		Deluxe Corp	714,153
20,852	*	Dolan Media Co	223,116
61,450		EnergySolutions, Inc	288,201
13,679	*	EnerNOC, Inc	411,328

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

17,979		Ennis, Inc	$324,341
9,638	*	Exponent, Inc	307,645
9,093	*	Franklin Covey Co	76,199
12,073	*	Fuel Tech, Inc	73,525
12,888		G & K Services, Inc (Class A)	318,591
41,863	*	Geo Group, Inc	1,073,786
10,648	*	GP Strategies Corp	92,425
30,690		Healthcare Services Group	737,481
12,214		Heidrick & Struggles International, Inc	262,357
39,448		Herman Miller, Inc	758,585
7,060	*	Higher One Holdings, Inc	123,268
17,251	*	Hill International, Inc	92,638
31,171		HNI Corp	768,677
22,312	*	Hudson Highland Group, Inc	78,538
15,454	*	Huron Consulting Group, Inc	307,689
11,891	*	ICF International, Inc	304,647
17,035	*	Innerworkings, Inc	117,030
35,036		Interface, Inc (Class A)	504,168
18,390	*	Kelly Services, Inc (Class A)	273,092
21,340	*	Kforce, Inc	320,313
22,926		Kimball International, Inc (Class B)	139,390
32,640		Knoll, Inc	495,149
31,394	*	Korn/Ferry International	553,476
15,115	*	LECG Corp	12,999
7,366	*	M&F Worldwide Corp	197,998
15,928		McGrath RentCorp	403,138
26,055	*	Metalico, Inc	113,079
18,428		Mine Safety Appliances Co	518,932
10,012	*	Mistras Group, Inc	108,029
25,454	*	Mobile Mini, Inc	443,663
8,073		Multi-Color Corp	128,764
35,141	*	Navigant Consulting, Inc	321,540
25,248	*	On Assignment, Inc	142,651
32,161		Resources Connection, Inc	520,687
29,675		Rollins, Inc	773,034
7,829		Schawk, Inc (Class A)	152,039
12,999	*	School Specialty, Inc	174,187
34,556	*	Spherion Corp	261,934
10,784	*	Standard Parking Corp	184,299
11,932		Standard Register Co	38,302
53,211		Steelcase, Inc (Class A)	447,505
28,243	*	SYKES Enterprises, Inc	469,116
12,419	*	Team, Inc	246,393
41,865	*	Tetra Tech, Inc	881,677
30,719	*	TrueBlue, Inc	431,602
9,632		Unifirst Corp	443,361
16,481	*	United Stationers, Inc	926,232
14,278		Viad Corp	284,989
10,419	*	Volt Information Sciences, Inc	84,186
2,850		VSE Corp	100,463

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	26,525,388

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

CONSUMER DURABLES & APPAREL - 3.5%
21,970	*	American Apparel, Inc	$21,311
26,973		American Greetings Corp (Class A)	522,467
8,416	*	Arctic Cat, Inc	112,017
52,198	*	Beazer Homes USA, Inc	211,924
3,673		Blyth, Inc	147,361
6,644	*	Brookfield Homes Corp	55,411
61,414		Brunswick Corp	971,568
44,805		Callaway Golf Co	308,258
40,929	*	Carter’s, Inc	1,019,132
4,549	*	Cavco Industries, Inc	144,158
5,343		Cherokee, Inc	98,739
7,928		Columbia Sportswear Co	414,238
59,968	*	CROCS, Inc	835,354
5,065		CSS Industries, Inc	84,737
6,145	*	Culp, Inc	62,310
26,772	*	Deckers Outdoor Corp	1,555,453
4,159	*	Delta Apparel, Inc	53,734
186,741	*	Eastman Kodak Co	879,550
17,137		Ethan Allen Interiors, Inc	259,968
33,430	*	Furniture Brands International, Inc	167,484
10,694	*	G-III Apparel Group Ltd	282,322
20,915	*	Helen of Troy Ltd	536,470
7,260		Hooker Furniture Corp	76,738
36,208	*	Hovnanian Enterprises, Inc (Class A)	128,900
49,256	*	Iconix Brand Group, Inc	861,980
14,598	*	iRobot Corp	304,806
19,368	*	Jakks Pacific, Inc	365,087
29,424	*	Joe’s Jeans, Inc	45,607
3,029	*	Johnson Outdoors, Inc	43,254
60,378		Jones Apparel Group, Inc	873,066
5,302	*	Kenneth Cole Productions, Inc (Class A)	71,312
17,259	*	K-Swiss, Inc (Class A)	209,869
3,272		Lacrosse Footwear, Inc	47,215
36,362	*	La-Z-Boy, Inc	282,533
23,550	*	Leapfrog Enterprises, Inc	131,645
10,987	*	Libbey, Inc	146,017
6,429	*	Lifetime Brands, Inc	82,548
65,693	*	Liz Claiborne, Inc	402,041
12,786	*	M/I Homes, Inc	135,276
15,909	*	Maidenform Brands, Inc	425,725
6,663	*	Marine Products Corp	41,377
22,166	*	Meritage Homes Corp	405,859
10,927	*	Movado Group, Inc	122,819
3,332		National Presto Industries, Inc	372,951
9,602		Oxford Industries, Inc	221,134
7,016	*	Perry Ellis International, Inc	157,720
21,539		Polaris Industries, Inc	1,531,207
33,805		Pool Corp	680,833
90,093	*	Quiksilver, Inc	375,688
15,117	*	RC2 Corp	318,969
5,854		RG Barry Corp	60,530

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

8,702	*	Russ Berrie & Co, Inc	$84,932
30,603		Ryland Group, Inc	458,433
33,361	*	Sealy Corp	87,739
24,038	*	Skechers U.S.A., Inc (Class A)	467,299
4,666		Skyline Corp	83,195
38,374	*	Smith & Wesson Holding Corp	143,903
74,293	*	Standard-Pacific Corp	269,684
3,884	*	Steinway Musical Instruments, Inc	66,067
16,990	*	Steven Madden Ltd	718,677
13,272		Sturm Ruger & Co, Inc	207,840
6,482	*	Summer Infant, Inc	51,856
28,229	*	Timberland Co (Class A)	592,244
17,750	*	True Religion Apparel, Inc	362,988
24,011	*	Under Armour, Inc (Class A)	1,120,833
25,578	*	Unifi, Inc	120,984
9,325	*	Universal Electronics, Inc	196,385
13,570	*	Volcom, Inc	232,997
30,721	*	Warnaco Group, Inc	1,631,593
4,821		Weyco Group, Inc	120,284
33,840		Wolverine World Wide, Inc	985,421

		TOTAL CONSUMER DURABLES & APPAREL	25,670,026

CONSUMER SERVICES - 3.7%
16,639	*	AFC Enterprises	211,482
13,280		Ambassadors Group, Inc	147,275
12,731	*	American Public Education, Inc	355,959
18,739		Ameristar Casinos, Inc	335,053
15,625	*	BJ’s Restaurants, Inc	517,969
9,924	*	Bluegreen Corp	32,055
20,796		Bob Evans Farms, Inc	596,845
37,471	*	Boyd Gaming Corp	311,384
13,536	*	Bridgepoint Education, Inc	192,753
12,568	*	Buffalo Wild Wings, Inc	591,073
13,401	*	California Pizza Kitchen, Inc	221,251
11,450	*	Cambium Learning Group, Inc	35,381
11,682	*	Capella Education Co	640,524
4,784	*	Caribou Coffee Co, Inc	50,758
8,192	*	Carrols Restaurant Group, Inc	55,378
16,421		CBRL Group, Inc	884,928
15,272	*	CEC Entertainment, Inc	507,030
41,220	*	Cheesecake Factory	1,200,327
7,583		Churchill Downs, Inc	274,732
21,733	*	Coinstar, Inc	1,251,386
61,242	*	Corinthian Colleges, Inc	319,683
3,697		CPI Corp	91,168
69,244	*	Denny’s Corp	223,658
12,348	*	DineEquity, Inc	548,869
25,720	*	Domino’s Pizza, Inc	381,685
3,907	*	Einstein Noah Restaurant Group, Inc	43,211
17,715	*	Empire Resorts, Inc	15,235
23,883	*	Gaylord Entertainment Co	796,259
21,521	*	Grand Canyon Education, Inc	404,810

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

27,168	*	Interval Leisure Group, Inc	$389,861
11,112	*	Isle of Capri Casinos, Inc	89,340
38,418	*	Jack in the Box, Inc	889,761
41,415	*	Jamba, Inc	98,154
17,448	*	K12, Inc	486,974
40,622	*	Krispy Kreme Doughnuts, Inc	227,483
5,040		Learning Tree International, Inc	48,888
28,773	*	Life Time Fitness, Inc	1,039,568
11,430	*	Lincoln Educational Services Corp	142,418
8,118		Mac-Gray Corp	98,634
14,125		Marcus Corp	181,083
20,617		Matthews International Corp (Class A)	680,773
10,397	*	McCormick & Schmick’s Seafood Restaurants, Inc	92,845
6,008	*	Monarch Casino & Resort, Inc	69,392
15,521	*	Morgans Hotel Group Co	125,254
19,099	*	Multimedia Games, Inc	74,868
5,435		National American University Holdings, Inc	37,012
12,434	*	O’Charleys, Inc	93,255
61,947	*	Orient-Express Hotels Ltd (Class A)	784,249
14,495	*	Papa John’s International, Inc	374,406
8,151	*	Peet’s Coffee & Tea, Inc	311,776
15,952		PF Chang’s China Bistro, Inc	732,516
42,202	*	Pinnacle Entertainment, Inc	540,186
5,216	*	Pre-Paid Legal Services, Inc	313,899
12,890	*	Princeton Review, Inc	20,495
8,236	*	Red Lion Hotels Corp	64,817
10,837	*	Red Robin Gourmet Burgers, Inc	219,991
39,190		Regis Corp	801,436
43,643	*	Ruby Tuesday, Inc	528,080
20,644	*	Ruth’s Chris Steak House, Inc	94,137
45,186	*	Scientific Games Corp (Class A)	356,969
36,060	*	Shuffle Master, Inc	339,325
42,789	*	Sonic Corp	379,966
46,415		Sotheby’s (Class A)	2,034,833
8,822		Speedway Motorsports, Inc	134,977
996	*	Steak N Shake Co	332,056
10,126	*	Steiner Leisure Ltd	392,585
56,572		Stewart Enterprises, Inc (Class A)	314,540
39,174	*	Texas Roadhouse, Inc (Class A)	601,713
14,624		Universal Technical Institute, Inc	282,974
24,733	*	Vail Resorts, Inc	1,003,170

		TOTAL CONSUMER SERVICES	27,062,780

DIVERSIFIED FINANCIALS - 3.4%
38,187		Advance America Cash Advance Centers, Inc	190,553
235,174	*	American Capital Ltd	1,641,514
132,521		Apollo Investment Corp	1,456,405
18,949		Artio Global Investors, Inc	295,036
10,131	*	Asset Acceptance Capital Corp	58,557
7,317		Asta Funding, Inc	60,219
39,609		BGC Partners, Inc (Class A)	274,886
45,335		BlackRock Kelso Capital Corp	531,326

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

54,009	*	Broadpoint Securities Group, Inc	$121,520
13,527		Calamos Asset Management, Inc (Class A)	162,189
1,240		California First National Bancorp	16,343
1,991		Capital Southwest Corp	192,390
18,746	*	Cardtronics, Inc	317,745
20,734		Cash America International, Inc	730,459
12,129		Cohen & Steers, Inc	304,074
22,996		Compass Diversified Trust	391,622
7,840		CompuCredit Corp	44,139
25,083	*	Cowen Group, Inc	87,791
3,726	*	Credit Acceptance Corp	219,126
1,675		Diamond Hill Investment Group, Inc	128,272
16,607	*	Dollar Financial Corp	415,507
18,716		Duff & Phelps Corp	260,901
9,923	*	Encore Capital Group, Inc	201,635
9,136		Epoch Holding Corp	121,783
10,865		Evercore Partners, Inc (Class A)	329,861
31,495	*	Ezcorp, Inc (Class A)	676,513
36,547	*	FBR Capital Markets Corp	129,376
37,781		Fifth Street Finance Corp	445,816
8,982	*	Financial Engines, Inc	132,305
20,553	*	First Cash Financial Services, Inc	597,476
39,949	*	First Marblehead Corp	89,086
4,698		Friedman Billings Ramsey Group, Inc (Class A)	111,296
4,821		GAMCO Investors, Inc (Class A)	206,532
46,089		GFI Group, Inc	220,766
14,623		Gladstone Capital Corp	167,726
15,002		Gladstone Investment Corp	109,215
5,157		Golub Capital BDC, Inc	82,048
20,839	*	Harris & Harris Group, Inc	86,899
25,449		Hercules Technology Growth Capital, Inc	259,071
13,240	*	HFF, Inc (Class A)	130,149
8,841	*	International Assets Holding Corp	194,944
30,252	*	Investment Technology Group, Inc	430,788
11,755		iShares Russell 2000 Index Fund	826,494
9,881		JMP Group, Inc	65,709
6,756		Kayne Anderson Energy Development Co	112,690
24,204		KBW, Inc	612,361
65,752	*	Knight Capital Group, Inc (Class A)	856,748
25,868	*	LaBranche & Co, Inc	84,071
63,239	*	Ladenburg Thalmann Financial Services, Inc	73,357
5,103		Life Partners Holdings, Inc	94,712
10,005		Main Street Capital Corp	167,984
18,498		MarketAxess Holdings, Inc	336,109
5,868	*	Marlin Business Services Corp	71,414
52,100		MCG Capital Corp	329,793
10,253		Medallion Financial Corp	82,332
72,779	*	MF Global Holdings Ltd	569,860
16,871		MVC Capital, Inc	225,228
18,335		Nelnet, Inc (Class A)	411,987
19,102	*	NewStar Financial, Inc	145,366
14,926		NGP Capital Resources Co	149,559

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

6,813		Oppenheimer Holdings, Inc	$173,391
28,869	*	optionsXpress Holdings, Inc	461,038
24,137		PennantPark Investment Corp	268,403
14,152	*	Penson Worldwide, Inc	72,883
37,824	*	PHH Corp	728,868
15,734	*	Pico Holdings, Inc	483,663
10,591	*	Piper Jaffray Cos	328,003
11,577	*	Portfolio Recovery Associates, Inc	776,238
12,319	*	Primus Guaranty Ltd	61,225
52,148		Prospect Capital Corp	515,744
5,497		Pzena Investment Management, Inc (Class A)	37,215
10,140	*	Rodman & Renshaw Capital Group, Inc	29,102
14,230	*	Safeguard Scientifics, Inc	209,466
14,494		Sanders Morris Harris Group, Inc	84,065
3,999		Solar Capital Ltd	89,258
23,712	*	Stifel Financial Corp	1,123,711
2,728		Student Loan Corp	81,349
18,863		SWS Group, Inc	129,589
6,254		THL Credit, Inc	78,800
18,648		TICC Capital Corp	192,820
28,335	*	TradeStation Group, Inc	155,559
9,892		Triangle Capital Corp	160,646
3,522	*	Virtus Investment Partners, Inc	129,434
3,976		Westwood Holdings Group, Inc	143,255
11,029	*	World Acceptance Corp	475,901

		TOTAL DIVERSIFIED FINANCIALS	24,829,259

ENERGY - 5.6%
46,693	*	Abraxas Petroleum Corp	143,814
24,794	*	Allis-Chalmers Energy, Inc	127,441
5,952		Alon USA Energy, Inc	33,748
34,941	*	American Oil & Gas, Inc	301,890
6,347		APCO Argentina, Inc	234,141
9,015	*	Approach Resources, Inc	139,282
30,904	*	ATP Oil & Gas Corp	443,781
16,125	*	Basic Energy Services, Inc	178,343
35,465		Berry Petroleum Co (Class A)	1,213,258
31,337	*	Bill Barrett Corp	1,182,972
67,678	*	BPZ Energy, Inc	251,762
80,397	*	Brigham Exploration Co	1,695,572
24,620	*	Bristow Group, Inc	954,764
65,416	*	Cal Dive International, Inc	331,005
19,962	*	Callon Petroleum Co	98,413
13,128		CARBO Ceramics, Inc	1,099,733
21,725	*	Carrizo Oil & Gas, Inc	513,145
39,624	*	Cheniere Energy, Inc	129,967
3,992	*	Clayton Williams Energy, Inc	238,402
27,812	*	Clean Energy Fuels Corp	403,830
21,885	*	Cloud Peak Energy, Inc	380,142
53,681	*	Complete Production Services, Inc	1,257,746
8,131	*	Contango Oil & Gas Co	427,609
27,930		Crosstex Energy, Inc	226,512

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

21,065	*	CVR Energy, Inc	$200,539
5,463	*	Dawson Geophysical Co	135,701
8,997		Delek US Holdings, Inc	66,128
128,618	*	Delta Petroleum Corp	94,148
33,766		DHT Maritime, Inc	145,194
23,510	*	Dril-Quip, Inc	1,624,540
98,068	*	Endeavour International Corp	135,334
20,094	*	Energy Partners Ltd	224,450
34,856	*	Energy XXI Bermuda Ltd	757,769
10,276	*	Evolution Petroleum Corp	61,039
29,515	*	FX Energy, Inc	141,672
30,341	*	Gastar Exploration Ltd	111,655
54,571		General Maritime Corp	209,553
9,036	*	Georesources, Inc	155,419
5,195	*	Global Geophysical Services, Inc	37,248
70,431	*	Global Industries Ltd	407,795
21,290	*	GMX Resources, Inc	95,379
25,182		Golar LNG Ltd	333,913
16,963	*	Goodrich Petroleum Corp	231,375
10,870	*	Green Plains Renewable Energy, Inc	120,874
9,933		Gulf Island Fabrication, Inc	226,870
16,094	*	Gulfmark Offshore, Inc	476,543
18,801	*	Gulfport Energy Corp	313,225
2,622		Hallador Petroleum Co	32,696
23,027	*	Harvest Natural Resources, Inc	287,377
71,338	*	Helix Energy Solutions Group, Inc	905,279
78,996	*	Hercules Offshore, Inc	186,431
16,042	*	Hornbeck Offshore Services, Inc	356,774
12,547		Houston American Energy Corp	176,285
91,230	*	International Coal Group, Inc	512,713
88,481	*	ION Geophysical Corp	432,672
797	*	Isramco, Inc	45,668
19,606	*	James River Coal Co	339,380
85,581	*	Key Energy Services, Inc	842,973
16,805		Knightsbridge Tankers Ltd	365,173
101,452	*	Kodiak Oil & Gas Corp	417,982
11,493	*	L&L Energy, Inc	93,898
20,832		Lufkin Industries, Inc	1,017,643
37,734	*	Magnum Hunter Resources Corp	180,369
18,119	*	Matrix Service Co	164,521
57,283	*	McMoRan Exploration Co	964,646
11,932	*	Miller Petroleum, Inc	65,626
8,286	*	Natural Gas Services Group, Inc	130,505
62,789	*	Newpark Resources, Inc	369,199
32,001		Nordic American Tanker Shipping	832,986
30,671	*	Northern Oil And Gas, Inc	603,605
32,950	*	Oasis Petroleum, Inc	700,847
17,454		Overseas Shipholding Group, Inc	583,487
2,832	*	OYO Geospace Corp	171,648
33,185	*	Pacific Asia Petroleum, Inc	87,608
4,887		Panhandle Oil and Gas, Inc (Class A)	120,709
79,145	*	Parker Drilling Co	334,783

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

53,320	*	Patriot Coal Corp	$719,287
31,572		Penn Virginia Corp	467,897
13,007	*	Petroleum Development Corp	405,948
38,333	*	Petroquest Energy, Inc	213,898
8,978	*	PHI, Inc	156,846
37,540	*	Pioneer Drilling Co	231,246
38,637	*	RAM Energy Resources, Inc	55,251
149,868	*	Rentech, Inc	178,343
26,373	*	Resolute Energy Corp	316,740
22,415	*	Rex Energy Corp	276,153
5,023	*	Rex Stores Corp	83,332
35,970	*	Rosetta Resources, Inc	860,043
20,131		RPC, Inc	443,083
8,995	*	Scorpio Tankers, Inc	105,062
7,064	*	Seahawk Drilling, Inc	71,205
30,501		Ship Finance International Ltd	613,375
29,210	*	Stone Energy Corp	456,552
26,151	*	Swift Energy Co	832,909
48,021	*	Syntroleum Corp	85,958
9,178	*	T-3 Energy Services, Inc	307,188
18,787		Teekay Tankers Ltd (Class A)	223,190
20,993	*	Tesco Corp	265,771
51,640	*	Tetra Technologies, Inc	504,006
102,312	*	TransAtlantic Petroleum Ltd	312,052
9,594	*	Union Drilling, Inc	43,845
42,127	*	Uranium Energy Corp	163,031
80,448	*	USEC, Inc	432,006
34,791		Vaalco Energy, Inc	204,571
102,689	*	Vantage Drilling Co	176,625
13,710	*	Venoco, Inc	212,231
24,299		W&T Offshore, Inc	264,373
50,250	*	Warren Resources, Inc	210,045
35,615	*	Western Refining, Inc	236,840
32,594	*	Willbros Group, Inc	288,783
46,878		World Fuel Services Corp	1,323,366

		TOTAL ENERGY	41,378,169

FOOD & STAPLES RETAILING - 0.9%
12,785		Andersons, Inc	503,345
830		Arden Group, Inc (Class A)	73,090
26,298		Casey’s General Stores, Inc	1,090,315
22,197	*	Great Atlantic & Pacific Tea Co, Inc	76,358
8,838		Ingles Markets, Inc (Class A)	162,266
8,735		Nash Finch Co	365,997
15,434	*	Pantry, Inc	300,191
11,012		Pricesmart, Inc	322,982
387,541	*	Rite Aid Corp	354,484
30,503		Ruddick Corp	1,064,555
15,664		Spartan Stores, Inc	234,177
5,170	*	Susser Holdings Corp	70,674
33,017	*	United Natural Foods, Inc	1,180,687
4,306		Village Super Market (Class A)	125,735

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

7,570		Weis Markets, Inc	$294,927
38,294	*	Winn-Dixie Stores, Inc	256,570

		TOTAL FOOD & STAPLES RETAILING	6,476,353

FOOD, BEVERAGE & TOBACCO - 1.5%
2,512		Alico, Inc	64,307
61,175	*	Alliance One International, Inc	270,394
33,071		B&G Foods, Inc (Class A)	405,120
6,006	*	Boston Beer Co, Inc (Class A)	429,969
1,246		Bridgford Foods Corp	15,313
7,617		Calavo Growers, Inc	167,041
9,741	b	Cal-Maine Foods, Inc	282,197
30,623	*	Chiquita Brands International, Inc	406,367
2,899		Coca-Cola Bottling Co Consolidated	154,575
55,730	*	Darling International, Inc	557,857
15,189		Diamond Foods, Inc	671,354
24,930	*	Dole Food Co, Inc	229,855
4,703		Farmer Bros Co	77,176
27,673	*	Fresh Del Monte Produce, Inc	612,403
1,656		Griffin Land & Nurseries, Inc (Class A)	40,738
27,946	*	Hain Celestial Group, Inc	691,104
6,711	*	Harbinger Group, Inc	34,629
61,628	*	Heckmann Corp	252,059
8,511		Imperial Sugar Co	108,090
9,862		J&J Snack Foods Corp	422,784
4,882	*	John B. Sanfilippo & Son, Inc	65,516
13,428		Lancaster Colony Corp	669,789
17,974		Lance, Inc	408,729
3,394	*	Lifeway Foods, Inc	33,668
5,640		Limoneira Co	114,154
7,624		Mgp Ingredients, Inc	68,768
7,782		National Beverage Corp	111,283
33,789	*	Pilgrim’s Pride Corp	206,113
15,509		Sanderson Farms, Inc	651,068
5,467	*	Seneca Foods Corp	126,288
43,526	*	Smart Balance, Inc	154,953
65,577	*	Star Scientific, Inc	131,154
12,387	*	Synutra International, Inc	137,248
16,651		Tootsie Roll Industries, Inc	437,089
24,119	*	TreeHouse Foods, Inc	1,126,356
16,986		Universal Corp	703,900
31,249		Vector Group Ltd	584,356

		TOTAL FOOD, BEVERAGE & TOBACCO	11,623,764

HEALTH CARE EQUIPMENT & SERVICES - 7.1%
15,348	*	Abaxis, Inc	368,505
22,270	*	Abiomed, Inc	229,604
8,053	*	Accretive Health, Inc	86,811
35,537	*	Accuray, Inc	233,833
9,433	*	AGA Medical Holdings, Inc	195,735
7,620	*	Air Methods Corp	311,658
40,428	*	Align Technology, Inc	688,489

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

4,523	*	Alimera Sciences, Inc	$48,622
19,153	*	Alliance Imaging, Inc	75,463
30,376	*	Allied Healthcare International, Inc	85,964
5,681	*	Almost Family, Inc	196,165
35,234	*	Alphatec Holdings, Inc	76,810
19,841	*	Amedisys, Inc	505,152
6,259		America Service Group, Inc	95,763
10,911	*	American Dental Partners, Inc	127,222
52,349	*	American Medical Systems Holdings, Inc	1,057,450
35,401	*	AMERIGROUP Corp	1,477,285
22,790	*	AMN Healthcare Services, Inc	120,787
21,776	*	Amsurg Corp	393,710
8,954		Analogic Corp	408,571
17,184	*	Angiodynamics, Inc	244,356
47,859	*	Antares Pharma, Inc	69,874
18,727	*	Arthrocare Corp	510,873
6,827	*	Assisted Living Concepts, Inc (A Shares)	220,171
22,585	*	athenahealth, Inc	902,723
1,067		Atrion Corp	173,793
16,656	*	Bio-Reference Labs, Inc	359,103
27,195	*	BioScrip, Inc	153,108
8,922		Cantel Medical Corp	165,235
17,855	*	Capital Senior Living Corp	106,416
16,746	*	CardioNet, Inc	85,405
26,446	*	Catalyst Health Solutions, Inc	1,000,981
33,476	*	Centene Corp	747,184
27,086	*	Cerus Corp	89,113
15,751		Chemed Corp	928,364
9,071	*	Chindex International, Inc	122,821
38,204	*	Clarient, Inc	190,638
6,649		Computer Programs & Systems, Inc	303,660
21,746	*	Conceptus, Inc	309,011
20,285	*	Conmed Corp	446,473
19,781	*	Continucare Corp	89,015
4,839	*	Corvel Corp	216,787
21,512	*	Cross Country Healthcare, Inc	157,038
19,097	*	CryoLife, Inc	123,176
9,357	*	Cutera, Inc	67,651
19,296	*	Cyberonics, Inc	530,833
6,636	*	Cynosure, Inc (Class A)	67,554
29,776	*	Delcath Systems, Inc	252,798
39,791	*	DexCom, Inc	547,126
6,365	*	DynaVox, Inc	35,644
15,915	*	Electro-Optical Sciences, Inc	119,681
13,854	*	Emeritus Corp	258,377
33,765	*	Endologix, Inc	186,720
9,922		Ensign Group, Inc	186,236
5,762	*	Exactech, Inc	93,690
20,083	*	Five Star Quality Care, Inc	109,051
12,053	*	Genoptix, Inc	205,142
20,480	*	Gentiva Health Services, Inc	476,774
16,124	*	Greatbatch, Inc	350,697

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

17,437	*	Haemonetics Corp	$952,932
18,199	*	Hanger Orthopedic Group, Inc	340,685
29,588	*	Hansen Medical, Inc	50,595
64,094	*	Healthsouth Corp	1,159,460
40,281	*	Healthspring, Inc	1,175,802
23,712	*	Healthways, Inc	248,502
6,515	*	HeartWare International, Inc	445,235
18,802	*	HMS Holdings Corp	1,130,188
7,939	*	ICU Medical, Inc	289,774
47,468	*	Immucor, Inc	825,943
27,604	*	Insulet Corp	440,284
14,348	*	Integra LifeSciences Holdings Corp	617,251
20,203		Invacare Corp	545,481
11,410	*	IPC The Hospitalist Co, Inc	365,462
11,665	*	IRIS International, Inc	108,018
4,997	*	Kensey Nash Corp	134,719
27,429	*	Kindred Healthcare, Inc	376,326
6,614		Landauer, Inc	404,049
12,984	*	LCA-Vision, Inc	90,369
10,862	*	LHC Group, Inc	292,188
23,127	*	Magellan Health Services, Inc	1,110,096
17,740	*	MAKO Surgical Corp	191,237
35,923		Masimo Corp	1,083,798
29,366	*	MedAssets, Inc	544,446
14,295	*	Medcath Corp	141,663
9,843	*	Medical Action Industries, Inc	97,643
13,057	*	Medidata Solutions, Inc	243,252
7,888		MedQuist, Inc	66,890
35,907	*	Merge Healthcare, Inc	119,929
27,563		Meridian Bioscience, Inc	630,917
19,574	*	Merit Medical Systems, Inc	309,465
27,780	*	Metropolitan Health Networks, Inc	117,787
10,630	*	Molina Healthcare, Inc	275,530
8,371	*	MWI Veterinary Supply, Inc	478,821
6,190		National Healthcare Corp	225,378
1,214		National Research Corp	34,150
19,991	*	Natus Medical, Inc	261,882
15,662	*	Neogen Corp	523,424
26,710	*	NuVasive, Inc	699,802
17,082	*	NxStage Medical, Inc	344,373
22,623	*	Omnicell, Inc	316,043
32,128	*	OraSure Technologies, Inc	130,761
12,230	*	Orthofix International NV	342,562
46,172	*	Orthovita, Inc	100,655
43,176		Owens & Minor, Inc	1,229,652
12,853	*	Palomar Medical Technologies, Inc	135,985
6,146	*	PDI, Inc	53,900
21,618	*	PharMerica Corp	217,045
6,128	*	Prospect Medical Holdings, Inc	51,720
8,962	*	Providence Service Corp	147,246
39,579	*	PSS World Medical, Inc	935,252
39,717	*	Psychiatric Solutions, Inc	1,338,463

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

13,181		Quality Systems, Inc	$847,011
15,481	*	Quidel Corp	178,960
17,332	*	RehabCare Group, Inc	385,290
17,260	*	Res-Care, Inc	228,350
7,336	*	Rochester Medical Corp	79,962
37,340	*	RTI Biologics, Inc	92,230
13,220	*	Rural	113,956
34,923	*	Select Medical Holdings Corp	261,224
22,841	*	Sirona Dental Systems, Inc	859,964
13,713	*	Skilled Healthcare Group, Inc (Class A)	51,424
40,435	*	Solta Medical, Inc	85,722
10,239	*	SonoSite, Inc	319,150
23,021	*	Spectranetics Corp	108,199
24,194	*	Staar Surgical Co	127,502
20,739	*	Stereotaxis, Inc	81,919
41,092		STERIS Corp	1,406,169
51,225	*	Sun Healthcare Group, Inc	487,150
38,719	*	Sunrise Senior Living, Inc	132,806
12,077	*	SurModics, Inc	144,441
24,967	*	Symmetry Medical, Inc	220,958
24,689	*	Syneron Medical Ltd	259,975
7,786	*	Synovis Life Technologies, Inc	116,790
10,671	*	Team Health Holdings, Inc	142,458
33,317	*	TomoTherapy, Inc	127,271
6,271	*	Transcend Services, Inc	109,241
14,077	*	Triple-S Management Corp (Class B)	237,479
33,654	*	Unilife Corp	192,501
22,225		Universal American Financial Corp	357,378
6,604	*	US Physical Therapy, Inc	123,957
11,607	*	Vascular Solutions, Inc	125,704
10,030	*	Vital Images, Inc	133,399
34,300	*	Volcano Corp	837,606
28,927	*	WellCare Health Plans, Inc	803,592
23,071		West Pharmaceutical Services, Inc	823,404
26,175	*	Wright Medical Group, Inc	349,175
3,917		Young Innovations, Inc	108,775
14,899	*	Zoll Medical Corp	484,664

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	52,025,677

HOUSEHOLD & PERSONAL PRODUCTS - 0.6%
5,690	*	Cellu Tissue Holdings, Inc	67,939
37,926	*	Central Garden and Pet Co (Class A)	396,327
17,042	*	Elizabeth Arden, Inc	348,509
12,410		Female Health Co	69,000
9,950		Inter Parfums, Inc	174,026
9,387	*	Medifast, Inc	224,162
5,273	*	Nature’s Sunshine Products, Inc	46,244
34,224		Nu Skin Enterprises, Inc (Class A)	1,047,253
6,650	*	Nutraceutical International Corp	108,063
3,573		Oil-Dri Corp of America	78,570
29,045	*	Prestige Brands Holdings, Inc	312,234
7,439	*	Revlon, Inc (Class A)	84,953

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

7,966		Schiff Nutrition International, Inc	$64,365
12,432	*	Spectrum Brands, Inc	352,447
4,212	*	USANA Health Sciences, Inc	184,991
11,799		WD-40 Co	435,265

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	3,994,348

INSURANCE - 2.8%
202,709	*	Ambac Financial Group, Inc	168,350
39,906		American Equity Investment Life Holding Co	432,980
4,369		American Physicians Service Group, Inc	141,556
6,972	*	American Safety Insurance Holdings Ltd	129,470
12,854	*	Amerisafe, Inc	245,383
15,335		Amtrust Financial Services, Inc	229,565
21,185		Argo Group International Holdings Ltd	734,908
5,597		Baldwin & Lyons, Inc (Class B)	139,925
25,130	*	Citizens, Inc (Class A)	173,900
12,427	*	CNA Surety Corp	239,220
154,169	*	Conseco, Inc	838,679
16,565	*	Crawford & Co (Class B)	42,406
32,933		Delphi Financial Group, Inc (Class A)	891,495
7,747		Donegal Group, Inc (Class A)	107,296
16,550	*	eHealth, Inc	223,591
3,273		EMC Insurance Group, Inc	69,191
29,153		Employers Holdings, Inc	471,987
4,819	*	Enstar Group Ltd	386,436
9,327		FBL Financial Group, Inc (Class A)	243,994
71,499		First American Financial Corp	1,003,845
9,932		First Mercury Financial Corp	161,892
36,184		Flagstone Reinsurance Holdings Ltd	394,406
6,795	*	Fpic Insurance Group, Inc	240,679
4,550	*	Gerova Financial Group Ltd	25,935
19,309	*	Greenlight Capital Re Ltd (Class A)	551,465
8,046	*	Hallmark Financial Services	71,931
8,066		Harleysville Group, Inc	276,906
27,553	*	Hilltop Holdings, Inc	275,254
27,252		Horace Mann Educators Corp	509,340
9,172		Infinity Property & Casualty Corp	474,651
2,858		Kansas City Life Insurance Co	90,770
34,141		Maiden Holdings Ltd	261,179
65,729		Max Capital Group Ltd	1,327,725
37,038		Meadowbrook Insurance Group, Inc	319,638
48,499		Montpelier Re Holdings Ltd	888,502
29,462	*	National Financial Partners Corp	406,576
4,565		National Interstate Corp	98,011
1,475		National Western Life Insurance Co (Class A)	236,015
8,435	*	Navigators Group, Inc	387,757
3,286		NYMAGIC, Inc	84,352
80,596	*	Phoenix Cos, Inc	169,252
28,502		Platinum Underwriters Holdings Ltd	1,227,010
14,232		Presidential Life Corp	136,200
16,724		Primerica, Inc	353,211
22,563	*	ProAssurance Corp	1,297,146

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

12,854		RLI Corp	$738,077
8,771		Safety Insurance Group, Inc	407,501
15,303		SeaBright Insurance Holdings, Inc	128,086
36,830		Selective Insurance Group, Inc	623,164
10,009		State Auto Financial Corp	156,741
11,598		Stewart Information Services Corp	125,490
27,961		Tower Group, Inc	678,893
9,573	*	United America Indemnity Ltd	161,592
15,920		United Fire & Casualty Co	318,878
9,171		Universal Insurance Holdings, Inc	41,728

		TOTAL INSURANCE	20,560,130

MATERIALS - 5.5%
21,472		A. Schulman, Inc	465,942
2,747	*	AEP Industries, Inc	66,944
51,871	*	Allied Nevada Gold Corp	1,280,177
16,548		AMCOL International Corp	459,042
14,577		American Vanguard Corp	107,432
15,691		Arch Chemicals, Inc	557,187
19,389		Balchem Corp	592,528
48,751	*	Boise, Inc	353,445
14,293	*	Brush Engineered Materials, Inc	473,813
26,183		Buckeye Technologies, Inc	472,603
38,786	*	Calgon Carbon Corp	582,178
41,543	*	Capital Gold Corp	182,374
10,825	*	Castle (A.M.) & Co	166,705
43,497	*	Century Aluminum Co	588,079
8,040	*	Clearwater Paper Corp	649,230
61,078	*	Coeur d’Alene Mines Corp	1,258,819
7,456		Deltic Timber Corp	348,046
60,041	*	Ferro Corp	823,763
44,973	*	General Moly, Inc	234,759
23,432	*	Georgia Gulf Corp	474,029
31,236		Glatfelter	388,576
41,834		Globe Specialty Metals, Inc	650,100
178,424	*	Golden Star Resources Ltd	933,158
11,917	*	Graham Packaging Co, Inc	142,170
77,897	*	Graphic Packaging Holding Co	285,103
33,370		H.B. Fuller Co	688,757
6,008		Hawkins, Inc	215,687
8,236		Haynes International, Inc	298,637
43,218	*	Headwaters, Inc	146,941
175,526	*	Hecla Mining Co	1,209,374
30,510	*	Horsehead Holding Corp	333,474
14,883		Innophos Holdings, Inc	546,504
58,420	*	Jaguar Mining, Inc	377,977
10,553		Kaiser Aluminum Corp	474,779
26,566	*	Kapstone Paper and Packaging Corp	340,045
4,252		KMG Chemicals, Inc	59,485
14,023		Koppers Holdings, Inc	390,961
7,796	*	KRATON Polymers LLC	253,058
18,386	*	Landec Corp	115,648

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

88,123	*	Louisiana-Pacific Corp	$682,072
11,891	*	LSB Industries, Inc	265,764
7,954	*	Metals USA Holdings Corp	95,050
12,825		Minerals Technologies, Inc	752,443
17,480	*	Molycorp, Inc	618,792
24,513		Myers Industries, Inc	216,450
10,225		Neenah Paper, Inc	156,954
7,053		NewMarket Corp	835,922
4,826		NL Industries, Inc	55,451
7,950	*	Noranda Aluminium Holding Corp	78,864
53,812		Olin Corp	1,075,702
6,333		Olympic Steel, Inc	141,986
21,393	*	OM Group, Inc	711,745
31,051	*	Omnova Solutions, Inc	247,787
63,287	*	PolyOne Corp	817,668
7,738		Quaker Chemical Corp	281,818
26,950		Rock-Tenn Co (Class A)	1,532,107
35,554	*	Rockwood Holdings, Inc	1,205,992
20,528	*	RTI International Metals, Inc	638,421
12,533		Schweitzer-Mauduit International, Inc	804,368
26,838	*	Senomyx, Inc	134,190
34,066		Sensient Technologies Corp	1,100,672
37,393		Silgan Holdings, Inc	1,262,014
84,096	*	Solutia, Inc	1,522,979
22,221	*	Spartech Corp	187,990
5,416		Stepan Co	365,255
30,873	*	Stillwater Mining Co	549,539
19,712	*	STR Holdings, Inc	489,843
14,455		Texas Industries, Inc	493,928
5,490	*	Texas Petrochemicals, Inc	150,701
96,587	*	Thompson Creek Metals Co, Inc	1,162,907
1,796	*	United States Lime & Minerals, Inc	72,738
4,713	*	Universal Stainless & Alloy	136,394
18,618	*	US Energy Corp Wyoming	97,558
61,429	*	US Gold Corp	321,274
10,317	*	Verso Paper Corp	37,760
34,051	*	Wausau Paper Corp	287,390
13,246		Westlake Chemical Corp	423,342
41,562		Worthington Industries, Inc	640,055
49,837	*	WR Grace & Co	1,597,774
14,604		Zep, Inc	264,917
19,324	*	Zoltek Cos, Inc	185,510

		TOTAL MATERIALS	40,687,615

MEDIA - 1.3%
12,409	*	AH Belo Corp (Class A)	90,213
18,498		Arbitron, Inc	468,369
9,754	*	Ascent Media Corp (Series A)	265,699
9,864	*	Ballantyne Strong, Inc	83,055
2,354	*	Beasley Broadcasting Group, Inc	10,287
63,658	*	Belo (A.H.) Corp (Class A)	368,580
7,404	*	Carmike Cinemas, Inc	59,306

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

38,840		Cinemark Holdings, Inc	$681,642
36,137	*	CKX, Inc	147,439
15,660	*	Crown Media Holdings, Inc (Class A)	45,727
15,074	*	Cumulus Media, Inc (Class A)	46,126
34,758	*	Dex One Corp	243,654
16,338	*	Entercom Communications Corp (Class A)	136,422
33,642	*	Entravision Communications Corp (Class A)	71,321
21,975	*	EW Scripps Co (Class A)	192,062
4,543	*	Fisher Communications, Inc	83,046
15,501	*	Global Sources Ltd	118,428
33,589	*	Gray Television, Inc	65,499
27,038		Harte-Hanks, Inc	326,619
28,618	*	Journal Communications, Inc (Class A)	131,929
21,204	*	Knology, Inc	308,518
29,684	*	Lee Enterprises, Inc	54,619
19,948	*	Lin TV Corp (Class A)	82,984
47,201	*	Lions Gate Entertainment Corp	341,263
97,430	*	Live Nation, Inc	924,611
17,333	*	Lodgenet Entertainment Corp	44,199
18,198	*	Martha Stewart Living Omnimedia, Inc (Class A)	79,343
40,263	*	McClatchy Co (Class A)	111,126
15,318	*	Media General, Inc (Class A)	84,402
27,829	*	Mediacom Communications Corp (Class A)	192,020
36,160		National CineMedia, Inc	669,683
7,439	*	Nexstar Broadcasting Group, Inc (Class A)	42,105
9,442	*	Outdoor Channel Holdings, Inc	49,854
14,583	*	Playboy Enterprises, Inc (Class B)	70,728
11,346		Primedia, Inc	41,640
21,663	*	Radio One, Inc	25,129
3,344	*	ReachLocal, Inc	57,149
6,381	*	Rentrak Corp	173,244
20,822		Scholastic Corp	613,208
31,368	*	Sinclair Broadcast Group, Inc (Class A)	250,630
7,980	*	SuperMedia, Inc	52,508
34,551	*	Valassis Communications, Inc	1,140,182
883		Value Line, Inc	15,126
31,133	*	Warner Music Group Corp	161,892
3,641	*	Westwood One, Inc	30,512
16,768		World Wrestling Entertainment, Inc (Class A)	232,069

		TOTAL MEDIA	9,484,167

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.4%
36,429	*	Accelrys, Inc	264,110
27,059	*	Acorda Therapeutics, Inc	731,675
5,638	*	Acura Pharmaceuticals, Inc	14,772
14,328	*	Affymax, Inc	72,643
49,496	*	Affymetrix, Inc	221,742
37,862	*	Akorn, Inc	169,243
16,398	*	Albany Molecular Research, Inc	104,947
26,990	*	Alexza Pharmaceuticals, Inc	28,070
65,814	*	Alkermes, Inc	761,468
54,602	*	Allos Therapeutics, Inc	217,316

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

25,509	*	Alnylam Pharmaceuticals, Inc	$335,188
14,651	*	AMAG Pharmaceuticals, Inc	233,097
3,940	*	Anthera Pharmaceuticals, Inc	24,704
9,248	*	Ardea Biosciences, Inc	197,167
76,927	*	Arena Pharmaceuticals, Inc	126,930
76,935	*	Ariad Pharmaceuticals, Inc	283,121
28,841	*	Arqule, Inc	159,202
36,848	*	Array Biopharma, Inc	119,388
25,094	*	AspenBio Pharma, Inc	17,064
28,586	*	Auxilium Pharmaceuticals, Inc	707,504
50,133	*	AVANIR Pharmaceuticals, Inc	121,823
6,409	*	AVEO Pharmaceuticals, Inc	97,417
76,759	*	AVI BioPharma, Inc	162,729
20,050	*	BioCryst Pharmaceuticals, Inc	99,448
11,177	*	Biodel, Inc	40,349
11,905	*	BioMimetic Therapeutics, Inc	135,003
43,241	*	Biosante Pharmaceuticals, Inc	64,862
2,765	*	Biospecifics Technologies Corp	76,038
14,657	*	Biotime, Inc	87,942
19,729	*	BMP Sunstone Corp	194,133
49,549	*	Bruker BioSciences Corp	742,740
17,242	*	Cadence Pharmaceuticals, Inc	153,109
31,189	*	Caliper Life Sciences, Inc	140,351
19,713	*	Cambrex Corp	89,300
6,822	*	Caraco Pharmaceutical Laboratories Ltd	35,202
55,025	*	Celera Corp	313,643
22,034	*	Celldex Therapeutics, Inc	98,051
40,539	*	Cepheid, Inc	852,941
21,841	*	Chelsea Therapeutics International, Inc	111,389
16,822	*	China Aoxing Pharmaceutical Co, Inc	42,560
7,746	*	Clinical Data, Inc	147,097
4,213	*	Codexis, Inc	43,141
45,700	*	Combinatorx, Inc	59,410
6,079	*	Compound partnering business	69,969
17,587	*	Corcept Therapeutics, Inc	62,786
4,827	*	Cornerstone Therapeutics, Inc	30,217
40,471	*	Cubist Pharmaceuticals, Inc	942,165
8,619	*	Cumberland Pharmaceuticals, Inc	54,041
55,560	*	Curis, Inc	77,784
26,710	*	Cypress Bioscience, Inc	106,573
32,305	*	Cytokinetics, Inc	85,285
28,109	*	Cytori Therapeutics, Inc	136,610
76,064	*	Cytrx	65,719
36,453	*	Depomed, Inc	178,255
12,204	*	Dionex Corp	1,088,964
55,757	*	Durect Corp	148,871
67,755	*	Dyax Corp	163,290
49,689	*	Dynavax Technologies Corp	90,434
13,169	*	Emergent Biosolutions, Inc	237,964
23,131	*	Enzo Biochem, Inc	99,695
34,429	*	Enzon Pharmaceuticals, Inc	387,326
33,020	*	eResearch Technology, Inc	251,612

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

12,713	*	Eurand NV	$139,334
24,708	*	Exact Sciences Corp	169,497
74,983	*	Exelixis, Inc	334,424
9,516	*	Genomic Health, Inc	134,747
68,720	*	Geron Corp	383,458
49,890	*	Halozyme Therapeutics, Inc	365,694
6,901	*	Hi-Tech Pharmacal Co, Inc	149,269
24,849	*	Idenix Pharmaceuticals, Inc	107,596
47,367	*	Immunogen, Inc	389,357
45,555	*	Immunomedics, Inc	179,031
42,721	*	Impax Laboratories, Inc	804,864
60,003	*	Incyte Corp	999,650
10,531	*	Infinity Pharmaceuticals, Inc	59,816
34,275	*	Inhibitex, Inc	68,207
54,865	*	Inovio Biomedical Corp	61,997
41,314	*	Inspire Pharmaceuticals, Inc	289,198
31,420	*	InterMune, Inc	412,859
13,417	*	Ironwood Pharmaceuticals, Inc	150,136
65,367	*	Isis Pharmaceuticals, Inc	597,454
10,326	*	Jazz Pharmaceuticals, Inc	109,765
10,331	*	Kendle International, Inc	94,115
35,531	*	Keryx Biopharmaceuticals, Inc	183,340
6,801	*	Lannett Co, Inc	34,821
137,099	*	Lexicon Pharmaceuticals, Inc	242,665
81,786	*	Ligand Pharmaceuticals, Inc (Class B)	132,493
26,431	*	Luminex Corp	476,022
45,738	*	MannKind Corp	291,808
9,600	*	MAP Pharmaceuticals, Inc	146,208
23,012	*	Martek Biosciences Corp	505,113
21,634	*	Maxygen, Inc	138,674
37,004	*	Medicines Co	472,541
41,808		Medicis Pharmaceutical Corp (Class A)	1,243,787
23,618	*	Medivation, Inc	272,788
18,590	*	Metabolix, Inc	259,516
56,113	*	Micromet, Inc	420,286
27,809	*	Momenta Pharmaceuticals, Inc	464,688
31,729	*	Nabi Biopharmaceuticals	155,789
11,869	*	Nanosphere, Inc	53,885
65,268	*	Nektar Therapeutics	950,955
14,482	*	Neostem, Inc	27,226
28,671	*	Neuralstem, Inc	63,936
33,813	*	Neurocrine Biosciences, Inc	275,238
7,506	*	NeurogesX, Inc	52,317
3,264	*	Novacea, Inc	20,204
58,624	*	Novavax, Inc	142,456
45,502	*	NPS Pharmaceuticals, Inc	283,477
2,440	*	Nupathe, Inc	15,274
12,796	*	Nymox Pharmaceutical Corp	53,743
11,888	*	Obagi Medical Products, Inc	135,642
12,662	*	Omeros Corp	101,549
43,467	*	Onyx Pharmaceuticals, Inc	1,166,220
61,600	*	Opko Health, Inc	170,016

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

23,208	*	Optimer Pharmaceuticals, Inc	$217,923
21,157	*	Orexigen Therapeutics, Inc	111,921
11,651	*	Osiris Therapeutics, Inc	85,635
24,629	*	Pain Therapeutics, Inc	189,151
24,270	*	Par Pharmaceutical Cos, Inc	789,018
39,825	*	Parexel International Corp	856,238
95,991		PDL BioPharma, Inc	502,033
35,707	*	Peregrine Pharmaceuticals, Inc	54,275
29,420	*	Pharmacyclics, Inc	180,050
20,007	*	Pharmasset, Inc	750,263
18,595	*	Pozen, Inc	123,657
19,568	*	Progenics Pharmaceuticals, Inc	91,970
24,194	*	Pure Bioscience	59,517
37,556	*	Questcor Pharmaceuticals, Inc	460,812
36,271	*	Rigel Pharmaceuticals, Inc	301,412
39,090	*	Salix Pharmaceuticals Ltd	1,478,774
31,213	*	Sangamo Biosciences, Inc	116,112
35,720	*	Santarus, Inc	111,804
46,058	*	Savient Pharmaceuticals, Inc	571,580
25,028	*	Sciclone Pharmaceuticals, Inc	84,344
57,037	*	Seattle Genetics, Inc	934,836
51,427	*	Sequenom, Inc	326,561
22,373	*	SIGA Technologies, Inc	296,442
19,714	*	Somaxon Pharmaceuticals, Inc	55,199
34,192	*	Spectrum Pharmaceuticals, Inc	145,316
85,871	*	StemCells, Inc	76,425
8,144	*	Sucampo Pharmaceuticals, Inc (Class A)	27,527
39,998	*	SuperGen, Inc	111,194
15,288	*	Synta Pharmaceuticals Corp	56,566
16,158	*	Targacept, Inc	400,072
43,505	*	Theravance, Inc	886,632
19,047	*	Vanda Pharmaceuticals, Inc	139,234
39,110	*	Vical, Inc	84,478
53,095	*	Viropharma, Inc	868,634
56,463	*	Vivus, Inc	437,024
19,588	*	Xenoport, Inc	151,807
33,551	*	ZIOPHARM Oncology, Inc	144,605

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	40,207,775

REAL ESTATE - 7.7%
27,375		Acadia Realty Trust	522,315
6,054		Agree Realty Corp	154,377
1,451		Alexander’s, Inc	545,344
44,729		American Campus Communities, Inc	1,414,778
34,724		American Capital Agency Corp	997,273
83,878		Anworth Mortgage Asset Corp	587,985
11,517		Apollo Commercial Real Estate Finance, Inc	187,612
28,171	*	Ashford Hospitality Trust, Inc	285,936
28,464		Associated Estates Realty Corp	395,365
6,060	*	Avatar Holdings, Inc	110,534
90,033		BioMed Realty Trust, Inc	1,652,105
39,694		Capital Lease Funding, Inc	232,607

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

48,539		Capstead Mortgage Corp	$553,345
95,563		CBL & Associates Properties, Inc	1,498,428
37,939		Cedar Shopping Centers, Inc	239,395
5,982		Chatham Lodging Trust	110,308
10,300		Chesapeake Lodging Trust	185,194
29,878		Cogdell Spencer, Inc	196,298
53,433		Colonial Properties Trust	958,054
10,164		Colony Financial, Inc	192,709
4,034		Consolidated-Tomoka Land Co	105,973
62,573		Cousins Properties, Inc	463,666
9,381		CreXus Investment Corp	118,670
25,967		Cypress Sharpridge Investments, Inc	338,350
144,071		DCT Industrial Trust, Inc	721,796
105,275		DiamondRock Hospitality Co	1,113,810
27,946		DuPont Fabros Technology, Inc	701,445
11,358		Dynex Capital, Inc	120,622
18,487		EastGroup Properties, Inc	748,354
39,564		Education Realty Trust, Inc	296,730
32,159		Entertainment Properties Trust	1,486,711
18,090		Equity Lifestyle Properties, Inc	1,029,683
25,416		Equity One, Inc	475,279
10,398		Excel Trust, Inc	119,265
59,481		Extra Space Storage, Inc	963,592
67,313	*	FelCor Lodging Trust, Inc	413,975
43,986	*	First Industrial Realty Trust, Inc	322,417
25,723		First Potomac Realty Trust	423,915
25,387	*	Forestar Real Estate Group, Inc	434,118
48,676		Franklin Street Properties Corp	649,825
14,437		Getty Realty Corp	411,599
5,882		Gladstone Commercial Corp	109,876
58,284		Glimcher Realty Trust	437,713
18,886		Government Properties Income Trust	504,067
32,116		Hatteras Financial Corp	940,356
43,348		Healthcare Realty Trust, Inc	1,046,421
92,641		Hersha Hospitality Trust	565,110
49,081		Highwoods Properties, Inc	1,626,053
25,701		Home Properties, Inc	1,399,419
10,030		Hudson Pacific Properties	160,480
51,691		Inland Real Estate Corp	449,195
27,417		Invesco Mortgage Capital, Inc	591,933
52,087		Investors Real Estate Trust	458,366
65,060	*	iStar Financial, Inc	297,324
14,408	*	Kennedy-Wilson Holdings, Inc	153,733
37,495		Kilroy Realty Corp	1,281,204
37,615		Kite Realty Group Trust	179,800
47,849		LaSalle Hotel Properties	1,133,543
66,558		Lexington Corporate Properties Trust	517,821
17,574		LTC Properties, Inc	489,436
33,379	*	Maguire Properties, Inc	90,457
75,886		Medical Properties Trust, Inc	849,164
191,907		MFA Mortgage Investments, Inc	1,517,983
22,474		Mid-America Apartment Communities, Inc	1,371,588

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

12,708		Mission West Properties, Inc	$85,144
18,303		Monmouth Real Estate Investment Corp (Class A)	150,451
17,104		National Health Investors, Inc	791,915
57,107		National Retail Properties, Inc	1,547,599
43,135	*	Newcastle Investment Corp	168,227
52,295		NorthStar Realty Finance Corp	234,282
29,047		NRDC Acquisition Corp	278,851
64,315		Omega Healthcare Investors, Inc	1,479,245
5,846		One Liberty Properties, Inc	93,302
14,629		Parkway Properties, Inc	227,627
25,314	*	Pebblebrook Hotel Trust	495,901
38,437		Pennsylvania Real Estate Investment Trust	548,496
11,640		Pennymac Mortgage Investment Trust	200,906
33,168		Post Properties, Inc	1,009,634
27,823		Potlatch Corp	947,373
12,862		PS Business Parks, Inc	762,202
56,561	*	RAIT Investment Trust	95,022
26,335		Ramco-Gershenson Properties	304,959
54,100		Redwood Trust, Inc	767,138
30,479		Resource Capital Corp	192,932
4,395		Saul Centers, Inc	187,579
18,897		Sovran Self Storage, Inc	738,306
33,000		Starwood Property Trust, Inc	666,930
97,653	*	Strategic Hotels & Resorts, Inc	444,321
12,988		Sun Communities, Inc	423,539
67,216	*	Sunstone Hotel Investors, Inc	729,294
28,083		Tanger Factory Outlet Centers, Inc	1,345,737
9,099	*	Tejon Ranch Co	202,544
5,970	*	Terreno Realty Corp	108,176
23,062		Thomas Properties Group, Inc	86,252
17,917		Two Harbors Investment Corp	165,195
6,835		UMH Properties, Inc	72,383
7,797		Universal Health Realty Income Trust	289,659
15,425		Urstadt Biddle Properties, Inc (Class A)	296,314
64,882		U-Store-It Trust	558,634
17,531		Walter Investment Management Corp	321,168
42,139		Washington Real Estate Investment Trust	1,349,712
15,307		Winthrop Realty Trust	208,175

		TOTAL REAL ESTATE	57,225,923

RETAILING - 4.3%
18,563	*	1-800-FLOWERS.COM, Inc (Class A)	33,413
31,358	*	99 Cents Only Stores	483,540
6,400	*	America’s Car-Mart, Inc	170,688
40,121	*	AnnTaylor Stores Corp	934,819
20,559	*	Asbury Automotive Group, Inc	296,461
11,658	*	Audiovox Corp (Class A)	75,544
26,792		Barnes & Noble, Inc	401,344
22,741		Bebe Stores, Inc	149,181
15,138		Big 5 Sporting Goods Corp	204,666
8,500	*	Blue Nile, Inc	362,100
7,560	*	Bon-Ton Stores, Inc/the	86,789

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

4,668		Books-A-Million, Inc	$29,642
36,600	*	Borders Group, Inc	44,652
29,482		Brown Shoe Co, Inc	346,414
18,148		Buckle, Inc	527,925
11,117	*	Build-A-Bear Workshop, Inc	78,153
27,746	*	Cabela’s, Inc	514,411
26,933	*	Casual Male Retail Group, Inc	118,775
19,353		Cato Corp (Class A)	511,887
80,417	*	Charming Shoppes, Inc	280,655
19,315	*	Children’s Place Retail Stores, Inc	851,019
24,866		Christopher & Banks Corp	148,201
9,787	*	Citi Trends, Inc	205,331
41,191	*	Coldwater Creek, Inc	138,814
45,102	*	Collective Brands, Inc	691,414
7,235	*	Conn’s, Inc	31,834
7,429	*	Core-Mark Holding Co, Inc	245,157
3,623	*	Destination Maternity Corp	132,348
30,342		Dillard’s, Inc (Class A)	774,024
40,511	*	Dress Barn, Inc	929,322
63,815	*	Drugstore.Com	102,104
9,829	*	DSW, Inc (Class A)	327,011
11,113	*	Express Parent LLC	152,026
35,298		Finish Line, Inc (Class A)	540,059
27,427		Fred’s, Inc (Class A)	328,575
11,190		Gaiam, Inc (Class A)	79,001
16,411	*	Genesco, Inc	537,624
3,650	*	Gordmans Stores, Inc	36,610
16,934	*	Group 1 Automotive, Inc	597,093
18,969	*	Gymboree Corp	1,234,124
12,650		Haverty Furniture Cos, Inc	135,229
9,133	*	hhgregg, Inc	210,424
20,009	*	Hibbett Sports, Inc	539,243
31,060		Hot Topic, Inc	177,974
27,123	*	HSN, Inc	812,064
18,682	*	Jo-Ann Stores, Inc	807,997
19,190	*	JOS A Bank Clothiers, Inc	836,684
10,912	*	Kirkland’s, Inc	146,766
14,432		Lithia Motors, Inc (Class A)	157,309
15,440	*	Lumber Liquidators, Inc	371,795
15,304	*	MarineMax, Inc	114,474
35,908		Men’s Wearhouse, Inc	877,592
9,779	*	Midas, Inc	71,973
13,758		Monro Muffler, Inc	656,807
16,865	*	New York & Co, Inc	52,619
18,436		Nutri/System, Inc	352,496
58,249	*	OfficeMax, Inc	1,031,007
14,759	*	Orbitz Worldwide, Inc	100,361
10,195	*	Overstock.com, Inc	136,715
46,214	*	Pacific Sunwear Of California, Inc	275,435
30,748	*	Penske Auto Group, Inc	413,561
36,621		PEP Boys - Manny Moe & Jack	428,099
15,955		PetMed Express, Inc	246,505

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

72,703	*	Pier 1 Imports, Inc	$631,062
45,594		Rent-A-Center, Inc	1,146,233
16,038	*	Retail Ventures, Inc	217,956
10,131	*	Rue21, Inc	269,687
92,349	*	Saks, Inc	1,028,769
64,314	*	Sally Beauty Holdings, Inc	782,701
37,972	*	Select Comfort Corp	315,547
6,366	*	Shoe Carnival, Inc	145,781
18,660	*	Shutterfly, Inc	561,666
27,959	*	Sonic Automotive, Inc (Class A)	305,312
26,880		Stage Stores, Inc	358,310
18,714	*	Stein Mart, Inc	175,724
7,481		Systemax, Inc	96,879
47,908	*	Talbots, Inc	468,540
20,333	*	Tuesday Morning Corp	97,395
21,420	*	Ulta Salon Cosmetics & Fragrance, Inc	657,380
9,127	*	US Auto Parts Network, Inc	72,925
10,003	*	Vitacost.com, Inc	61,218
11,077	*	Vitamin Shoppe, Inc	308,051
9,517	*	West Marine, Inc	93,362
70,708	*	Wet Seal, Inc (Class A)	247,478
1,668		Winmark Corp	54,911
14,019	*	Zumiez, Inc	367,578

		TOTAL RETAILING	31,150,344

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.9%
14,929	*	Actel Corp	311,419
30,448	*	Advanced Analogic Technologies, Inc	114,484
25,260	*	Advanced Energy Industries, Inc	362,734
3,539	*	Alpha & Omega Semiconductor Lt	39,672
71,578	*	Amkor Technology, Inc	516,077
45,348	*	Anadigics, Inc	307,006
45,108	*	Applied Micro Circuits Corp	454,238
20,904	*	ATMI, Inc	369,374
72,436	*	Axcelis Technologies, Inc	155,737
21,503	*	AXT, Inc	177,400
45,161	*	Brooks Automation, Inc	306,643
16,414	*	Cabot Microelectronics Corp	634,073
30,267	*	Cavium Networks, Inc	964,609
14,317	*	Ceva, Inc	265,008
16	*,m	China Energy Savings Technology, Inc	1
44,985	*	Cirrus Logic, Inc	578,057
16,358		Cohu, Inc	234,737
56,435	*	Conexant Systems, Inc	85,217
20,791	*	Cymer, Inc	768,227
23,429	*	Diodes, Inc	514,969
16,117	*	DSP Group, Inc	115,398
31,719	*	Energy Conversion Devices, Inc	143,053
91,711	*	Entegris, Inc	548,432
38,915	*	Entropic Communications, Inc	325,329
132,012	*	Evergreen Solar, Inc	122,771
25,093	*	Exar Corp	166,868

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

26,375	*	FEI Co	$573,920
34,650	*	Formfactor, Inc	337,145
28,655	*	FSI International, Inc	77,082
14,331	*	GSI Technology, Inc	99,600
43,387	*	GT Solar International, Inc	357,075
19,045	*	Hittite Microwave Corp	984,055
20,796	*	Ikanos Communications, Inc	23,707
110,817	*	Integrated Device Technology, Inc	652,712
18,006	*	Integrated Silicon Solution, Inc	135,225
15,913	*	IXYS Corp	162,949
45,662	*	Kopin Corp	173,972
48,842	*	Kulicke & Soffa Industries, Inc	303,797
80,477	*	Lattice Semiconductor Corp	391,118
33,989	*	LTX-Credence Corp	215,830
34,774	*	Mattson Technology, Inc	88,674
5,207	*	MaxLinear, Inc	54,361
34,813		Micrel, Inc	414,623
57,631	*	Microsemi Corp	1,152,621
37,204	*	Microtune, Inc	107,520
22,185	*	Mindspeed Technologies, Inc	163,725
31,017	*	MIPS Technologies, Inc	455,950
34,284	*	MKS Instruments, Inc	707,965
22,330	*	Monolithic Power Systems, Inc	358,843
18,789	*	MoSys, Inc	88,872
12,379	*	Nanometrics, Inc	166,745
43,417	*	Netlogic Microsystems, Inc	1,305,116
3,263	*	NVE Corp	157,048
35,682	*	Omnivision Technologies, Inc	968,053
15,649	*	PDF Solutions, Inc	63,378
17,565	*	Pericom Semiconductor Corp	165,462
36,644	*	Photronics, Inc	230,124
25,727	*	PLX Technology, Inc	91,588
16,819		Power Integrations, Inc	574,537
186,169	*	RF Micro Devices, Inc	1,357,173
10,873	*	Rubicon Technology, Inc	251,384
21,660	*	Rudolph Technologies, Inc	160,717
42,363	*	Semtech Corp	906,992
21,346	*	Sigma Designs, Inc	243,558
53,295	*	Silicon Image, Inc	327,764
9,020	*	Spansion, Inc	157,760
15,581	*	Standard Microsystems Corp	376,125
6,610	*	Supertex, Inc	155,269
34,264	*	Tessera Technologies, Inc	676,029
49,508	*	Trident Microsystems, Inc	92,085
105,898	*	Triquint Semiconductor, Inc	1,090,749
15,044	*	Ultra Clean Holdings	113,281
16,626	*	Ultratech, Inc	304,422
28,193	*	Veeco Instruments, Inc	1,179,878
17,211	*	Volterra Semiconductor Corp	351,621
34,553	*	Zoran Corp	244,635

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	28,374,367

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

SOFTWARE & SERVICES - 8.7%
23,415	*	ACI Worldwide, Inc	$570,624
31,512	*	Actuate Corp	152,518
46,649	*	Acxiom Corp	818,690
10,904	*	Advent Software, Inc	585,763
15,335	*	American Software, Inc (Class A)	92,623
13,149	*	Ancestry.com, Inc	350,684
8,167	*	Archipelago Learning, Inc	86,325
62,150	*	Ariba, Inc	1,167,177
107,126	*	Art Technology Group, Inc	448,858
43,222	*	Aspen Technology, Inc	484,086
30,579		Blackbaud, Inc	776,401
23,408	*	Blackboard, Inc	977,050
21,376	*	Bottomline Technologies, Inc	385,196
5,100	*	BroadSoft, Inc	47,940
20,994	*	CACI International, Inc (Class A)	1,052,219
5,696		Cass Information Systems, Inc	196,683
18,771	*,b	CDC Corp	85,596
44,377	*	Ciber, Inc	162,864
30,195	*	Commvault Systems, Inc	873,541
10,296	*	Computer Task Group, Inc	82,162
15,674	*	comScore, Inc	368,496
27,878	*	Concur Technologies, Inc	1,439,061
19,821	*	Constant Contact, Inc	455,883
4,068	*	Convio, Inc	36,490
23,523	*	CSG Systems International, Inc	457,287
28,002	*	DealerTrack Holdings, Inc	540,999
13,693	*	Deltek, Inc	107,627
13,859	*	DemandTec, Inc	146,628
16,116		Diamond Management & Technology Consultants, Inc	200,967
10,997	*	Dice Holdings, Inc	99,523
27,327	*	Digital River, Inc	1,018,204
4,682	*	DMRC Corp	128,334
73,629		Earthlink, Inc	661,925
18,655	*	Ebix, Inc	460,779
7,398	*	Echo Global Logistics, Inc	105,052
5,250	*	Envestnet, Inc	69,353
33,967	*	Epicor Software Corp	319,290
22,143		EPIQ Systems, Inc	259,516
2,745	*	ePlus, Inc	57,727
33,457	*	Euronet Worldwide, Inc	604,233
10,008	*	ExlService Holdings, Inc	190,652
3,690	*	Eyeblaster, Inc	52,435
28,590		Fair Isaac Corp	687,304
20,373	*	FalconStor Software, Inc	55,822
10,124	*	Forrester Research, Inc	334,801
28,785	*	Fortinet, Inc	863,550
35,042	*	Global Cash Access, Inc	127,553
45,459	*	GSI Commerce, Inc	1,110,109
9,212	*	Guidance Software, Inc	59,510
19,819	*	Hackett Group, Inc	77,294
26,261		Heartland Payment Systems, Inc	375,007

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

16,440		iGate Corp	$336,034
24,919	*	Infospace, Inc	210,316
12,236	*	Integral Systems, Inc	104,006
8,904	*	Interactive Intelligence, Inc	220,018
36,050	*	Internap Network Services Corp	180,250
20,053	*	Internet Brands, Inc (Class A)	265,502
25,440	*	Internet Capital Group, Inc	317,746
30,821	*	j2 Global Communications, Inc	812,133
58,975		Jack Henry & Associates, Inc	1,601,760
28,436	*	JDA Software Group, Inc	719,431
15,696	*	Kenexa Corp	287,080
8,638		Keynote Systems, Inc	105,297
13,752	*	KIT Digital, Inc	189,365
20,879	*	Knot, Inc	188,746
94,668	*	Lawson Software, Inc	842,545
31,863	*	Limelight Networks, Inc	216,031
41,589	*	Lionbridge Technologies	207,945
10,128	*	Liquidity Services, Inc	162,048
30,967	*	Liveperson, Inc	286,754
11,114	*	Local.com Corp	46,012
10,461	*	LogMeIn, Inc	415,616
12,384	*	LoopNet, Inc	130,651
40,923	*	Magma Design Automation, Inc	175,560
15,770	*	Manhattan Associates, Inc	485,401
15,337	*	Mantech International Corp (Class A)	601,364
13,387		Marchex, Inc (Class B)	85,945
11,918		MAXIMUS, Inc	722,588
72,791	*	Mentor Graphics Corp	786,143
6,265	*	MicroStrategy, Inc (Class A)	567,797
31,328	*	ModusLink Global Solutions, Inc	207,705
60,478	*	MoneyGram International, Inc	145,752
15,464	*	Monotype Imaging Holdings, Inc	147,372
3,610	*	Motricity, Inc	79,312
108,460	*	Move, Inc	255,966
4,471	*	NCI, Inc (Class A)	83,339
21,264	*	Netscout Systems, Inc	499,066
12,723	*	NetSuite, Inc	260,567
38,790		NIC, Inc	336,697
18,442	*	Online Resources Corp	95,530
10,787	*	OpenTable, Inc	661,782
58,220	*	Openwave Systems, Inc	119,933
9,211		Opnet Technologies, Inc	181,549
80,487	*	Parametric Technology Corp	1,728,055
11,239		Pegasystems, Inc	304,015
16,512	*	Perficient, Inc	174,367
29,144	*	Progress Software Corp	1,089,111
13,414	*	PROS Holdings, Inc	139,506
8,405		QAD, Inc	36,226
9,120	*	QLIK Technologies, Inc	227,726
41,418	*	Quest Software, Inc	1,083,909
6,988	*	QuinStreet, Inc	108,524
67,125	*	Rackspace Hosting, Inc	1,675,440

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

22,652	*	Radiant Systems, Inc	$441,941
9,870	*	RealD, Inc	206,480
58,169	*	RealNetworks, Inc	174,507
9,650	*	RealPage, Inc	222,722
9,128		Renaissance Learning, Inc	127,518
14,901	*	RightNow Technologies, Inc	389,214
7,260	*	Rosetta Stone, Inc	168,069
36,210	*	S1 Corp	210,742
19,466	*	Saba Software, Inc	116,017
70,314		Sapient Corp	925,332
25,583	*	SAVVIS, Inc	613,736
21,137	*	Smith Micro Software, Inc	257,026
24,276	*	SolarWinds, Inc	440,609
29,340	*	Sonic Solutions, Inc	351,200
18,749	*	Sourcefire, Inc	442,289
3,264	*	SPS Commerce, Inc	43,085
29,475	*	SRA International, Inc (Class A)	589,795
8,195	*	SRS Labs, Inc	72,444
8,663	*	SS&C Technologies Holdings, Inc	149,870
7,869	*	Stamps.com, Inc	125,589
3,164	*	Stream Global Services, Inc	11,897
43,446	*	SuccessFactors, Inc	1,178,255
32,375	*	SupportSoft, Inc	183,566
14,144	*	Synchronoss Technologies, Inc	301,409
8,982		Syntel, Inc	438,861
7,500	*	TA Indigo Holding Corp	164,025
48,944	*	Take-Two Interactive Software, Inc	521,743
27,133	*	Taleo Corp (Class A)	778,446
10,447	*	TechTarget, Inc	54,742
31,281	*	TeleCommunication Systems, Inc (Class A)	169,230
5,615	*	TeleNav, Inc	35,318
20,966	*	TeleTech Holdings, Inc	318,264
40,317	*	Terremark Worldwide, Inc	402,767
46,902	*	THQ, Inc	187,608
113,881	*	TIBCO Software, Inc	2,188,792
9,587	*	Tier Technologies, Inc	54,742
78,787	*	TiVo, Inc	877,687
18,123	*	TNS, Inc	346,874
3,748	*	Travelzoo, Inc	128,744
21,121	*	Tyler Technologies, Inc	431,080
17,169	*	Ultimate Software Group, Inc	710,453
29,056	*	Unisys Corp	669,741
60,524		United Online, Inc	374,038
55,491	*	Valueclick, Inc	763,556
18,747	*	Vasco Data Security International	149,789
59,133	*	VeriFone Holdings, Inc	2,000,468
24,227		VirnetX Holding Corp	449,411
9,394	*	Virtusa Corp	133,958
11,476	*	Vocus, Inc	254,193
55,559	*	Wave Systems Corp	131,119
30,013	*	Websense, Inc	603,862
27,000	*	Wright Express Corp	1,018,170

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

39,970	*	Zix Corp	$155,483

		TOTAL SOFTWARE & SERVICES	64,036,420

TECHNOLOGY HARDWARE & EQUIPMENT - 6.4%
30,312	*	Acme Packet, Inc	1,198,840
67,700	*	ADC Telecommunications, Inc	859,113
43,123		Adtran, Inc	1,391,579
12,323	*	Agilysys, Inc	73,938
10,211	*	Anaren, Inc	170,830
19,161		Anixter International, Inc	1,028,753
87,907	*	Arris Group, Inc	818,414
53,168	*	Aruba Networks, Inc	1,164,911
19,458	*	Avid Technology, Inc	245,560
7,229		Bel Fuse, Inc (Class B)	164,893
43,013	*	Benchmark Electronics, Inc	706,704
30,807	*	BigBand Networks, Inc	91,497
12,192		Black Box Corp	404,774
28,957	*	Blue Coat Systems, Inc	780,970
33,699	*	Bookham, Inc	283,409
48,951	*	Brightpoint, Inc	366,643
5,147	*	Calix Networks, Inc	65,058
27,195	*	Checkpoint Systems, Inc	598,290
36,459	*	Cogent, Inc	383,549
27,074		Cognex Corp	722,875
17,730	*	Coherent, Inc	743,950
16,191	*	Compellent Technologies, Inc	409,147
19,660		Comtech Telecommunications Corp	605,921
17,429	*	Comverge, Inc	133,332
5,169	*	CPI International, Inc	72,986
23,938	*	Cray, Inc	143,149
22,586		CTS Corp	229,248
23,485		Daktronics, Inc	256,456
9,717		DDi Corp	99,891
17,404	*	DG FastChannel, Inc	409,864
17,301	*	Digi International, Inc	167,128
12,080	*	DTS, Inc	480,784
22,034	*	Echelon Corp	173,408
11,485		Electro Rent Corp	170,667
17,979	*	Electro Scientific Industries, Inc	208,916
31,683	*	Electronics for Imaging, Inc	433,740
10,643	*	EMS Technologies, Inc	189,871
55,340	*	Emulex Corp	630,876
60,049	*	Extreme Networks, Inc	191,556
6,660	*	Fabrinet	93,773
10,795	*	FARO Technologies, Inc	260,591
52,341	*	Finisar Corp	890,320
17,421	*	Gerber Scientific, Inc	116,546
14,917	*	Globecomm Systems, Inc	133,507
67,247	*	Harmonic, Inc	469,384
41,534	*	Harris Stratex Networks, Inc (Class A)	188,980
6,203	*	Hughes Communications, Inc	176,103
17,896	*	Hutchinson Technology, Inc	61,025

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

32,049	*	Hypercom Corp	$191,012
20,405	*	Imation Corp	198,745
19,470	*	Immersion Corp	119,741
59,997	*	Infinera Corp	491,375
32,124	*	Insight Enterprises, Inc	485,715
30,002	*	InterDigital, Inc	1,007,167
33,892	*	Intermec, Inc	394,842
15,457	*	Intevac, Inc	156,116
17,815	*	IPG Photonics Corp	400,838
18,411	*	Isilon Systems, Inc	524,161
22,706	*	Ixia	355,349
7,795		Keithley Instruments, Inc	168,216
10,410	*	KVH Industries, Inc	146,156
53,040	*	L-1 Identity Solutions, Inc	625,342
14,961	*	Littelfuse, Inc	634,795
7,495	*	Loral Space & Communications, Inc	416,947
18,373	*	Maxwell Technologies, Inc	298,010
10,046	*	Measurement Specialties, Inc	224,428
16,457	*	Mercury Computer Systems, Inc	260,679
3,746	*	Meru Networks, Inc	56,789
26,044		Methode Electronics, Inc	241,949
61,554	*	Microvision, Inc	126,186
11,361		MTS Systems Corp	372,300
7,280	*	Multi-Fineline Electronix, Inc	178,214
35,517	*	Netezza Corp	957,537
24,027	*	Netgear, Inc	740,272
25,119	*	Network Engines, Inc	41,949
20,863	*	Network Equipment Technologies, Inc	65,927
25,027	*	Newport Corp	363,642
21,531	*	Novatel Wireless, Inc	225,645
8,738	*	Occam Networks, Inc	64,399
13,195	*	Oplink Communications, Inc	230,649
30,086	*	OpNext, Inc	45,430
11,249	*	OSI Systems, Inc	404,964
14,296		Park Electrochemical Corp	385,992
6,280	*	PC Connection, Inc	52,878
13,553	*	PC-Tel, Inc	80,234
32,930		Plantronics, Inc	1,181,528
27,755	*	Plexus Corp	842,363
47,863	*	Power-One, Inc	498,254
92,278	*	Powerwave Technologies, Inc	201,166
19,130	*	Presstek, Inc	35,391
150,556	*	Quantum Corp	508,879
21,309	*	Rackable Systems, Inc	161,309
16,323	*	Radisys Corp	159,476
10,011		Richardson Electronics Ltd	108,319
6,469	*	Rimage Corp	95,935
43,188	*	Riverbed Technology, Inc	2,485,039
19,383	*	Rofin-Sinar Technologies, Inc	541,367
10,950	*	Rogers Corp	389,820
54,244	*	Sanmina-SCI Corp	714,936
18,653	*	Scansource, Inc	558,471

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

20,021	*	Seachange International, Inc	$160,969
31,273	*	ShoreTel, Inc	195,769
36,538	*	Smart Modular Technologies WWH, Inc	270,016
141,590	*	Sonus Networks, Inc	440,345
8,827	*	Spectrum Control, Inc	134,700
28,293	*	STEC, Inc	441,371
14,252	*	Stratasys, Inc	446,373
16,949	*	Super Micro Computer, Inc	188,473
13,395		Sycamore Networks, Inc	408,414
30,539	*	Symmetricom, Inc	190,258
23,117	*	Synaptics, Inc	622,540
15,600	*	SYNNEX Corp	453,024
28,597		Technitrol, Inc	131,546
46,616	*	Tekelec	606,940
3,466		Tessco Technologies, Inc	52,337
55,695	*	TTM Technologies, Inc	583,684
20,549	*	Universal Display Corp	514,547
81,341	*	Utstarcom, Inc	164,309
22,640	*	Viasat, Inc	932,089
2,998	*	Viasystems Group, Inc	47,219
23,186	*	X-Rite, Inc	93,903
20,943	*	Xyratex Ltd	324,198
12,155	*	Zygo Corp	130,059

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	47,411,645

TELECOMMUNICATION SERVICES - 1.0%
15,732	*	AboveNet, Inc	894,994
30,992		Alaska Communications Systems Group, Inc	310,850
6,474		Atlantic Tele-Network, Inc	273,591
18,384	*	Cbeyond Communications, Inc	249,103
137,089	*	Cincinnati Bell, Inc	335,868
31,429	*	Cogent Communications Group, Inc	341,005
17,151		Consolidated Communications Holdings, Inc	317,637
36,239	*	FiberTower Corp	163,076
33,058	*	General Communication, Inc (Class A)	345,456
20,804	*	Global Crossing Ltd	282,934
48,388	*	Globalstar, Inc	77,421
65,433	*	ICO Global Communications Holdings Ltd (Class A)	94,878
9,812	*	IDT Corp (Class B)	144,040
23,664	*	Iridium Communications, Inc	195,228
22,700	*	Neutral Tandem, Inc	331,874
20,069		NTELOS Holdings Corp	364,654
87,723	*	PAETEC Holding Corp	370,191
39,968	*	Premiere Global Services, Inc	272,981
16,487		Shenandoah Telecom Co	300,888
48,321	*	Syniverse Holdings, Inc	1,473,306
68	*,b,m	Touch America Holdings, Inc	0
15,282		USA Mobility, Inc	257,196
73,079	*	Vonage Holdings Corp	186,351

		TOTAL TELECOMMUNICATION SERVICES	7,583,522

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

TRANSPORTATION - 2.4%
37,637	*	Air Transport Services Group, Inc	$252,921
92,287	*	Airtran Holdings, Inc	682,924
24,911	*	Alaska Air Group, Inc	1,315,301
10,564		Allegiant Travel Co	497,459
5,869	*	Amerco, Inc	483,136
6,287	*	American Commercial Lines, Inc	208,414
17,500		Arkansas Best Corp	443,275
17,987	*	Atlas Air Worldwide Holdings, Inc	940,001
71,211	*	Avis Budget Group, Inc	826,760
11,329		Baltic Trading Ltd	128,131
13,403	*	Celadon Group, Inc	173,837
19,945	*	Dollar Thrifty Automotive Group, Inc	925,448
6,574	*	Dynamex, Inc	138,974
40,665	*	Eagle Bulk Shipping, Inc	208,611
27,689	*	Excel Maritime Carriers Ltd	161,150
19,794		Forward Air Corp	532,063
19,401	*	Genco Shipping & Trading Ltd	321,086
26,904	*	Genesee & Wyoming, Inc (Class A)	1,243,771
35,980	*	Hawaiian Holdings, Inc	263,374
34,544		Heartland Express, Inc	515,051
20,789		Horizon Lines, Inc (Class A)	89,601
26,167	*	Hub Group, Inc (Class A)	849,642
3,911		International Shipholding Corp	109,391
169,490	*	JetBlue Airways Corp	1,183,040
41,549		Knight Transportation, Inc	742,481
10,677		Marten Transport Ltd	226,779
28,752	*	Old Dominion Freight Line	806,494
24,418	*	Pacer International, Inc	136,008
2,443	*	PAM Transportation Services, Inc	26,824
5,418	*	Park-Ohio Holdings Corp	86,092
1,011	*	Patriot Transportation Holding, Inc	68,758
10,917	*	Pinnacle Airlines	62,882
6,174	*	Quality Distribution, Inc	44,144
16,002	*	RailAmerica, Inc	185,623
23,686	*	Republic Airways Holdings, Inc	220,043
7,386	*	Roadrunner Transportation Services Holdings, Inc	88,632
10,821	*	Saia, Inc	156,688
38,867		Skywest, Inc	589,224
15,417	*	Ultrapetrol Bahamas Ltd	100,365
4,016		Universal Truckload Services, Inc	57,630
111,948	*	US Airways Group, Inc	1,319,866
5,268	*	USA Truck, Inc	72,277
30,327		Werner Enterprises, Inc	646,572

		TOTAL TRANSPORTATION	18,130,743

UTILITIES - 3.3%
21,583		Allete, Inc	785,190
13,039	*	American DG Energy, Inc	41,464
12,899		American States Water Co	481,778
4,373		Artesian Resources Corp	83,437
37,464		Avista Corp	818,214
26,732		Black Hills Corp	851,147

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	MATURITY DATE	VALUE

8,462	*	Cadiz, Inc		$91,982
13,695		California Water Service Group		511,370
8,181		Central Vermont Public Service Corp		165,420
11,004		CH Energy Group, Inc		500,132
6,578		Chesapeake Utilities Corp		241,347
42,099		Cleco Corp		1,316,436
5,753		Connecticut Water Service, Inc		140,431
10,119		Consolidated Water Co, Inc		103,517
71,257	*	Dynegy, Inc (Class A)		330,633
30,677	*	El Paso Electric Co		754,654
27,394		Empire District Electric Co		576,370
32,980		Idacorp, Inc		1,213,664
15,202		Laclede Group, Inc		533,742
15,995		MGE Energy, Inc		648,597
9,087		Middlesex Water Co		162,294
28,664		New Jersey Resources Corp		1,160,605
31,380		Nicor, Inc		1,494,629
18,520		Northwest Natural Gas Co		912,851
24,686		NorthWestern Corp		734,902
24,946		Otter Tail Corp		511,892
50,118		Piedmont Natural Gas Co, Inc		1,477,980
59,141		PNM Resources, Inc		697,272
52,219		Portland General Electric Co		1,091,377
8,938		SJW Corp		216,300
20,784		South Jersey Industries, Inc		1,046,682
30,960		Southwest Gas Corp		1,076,170
35,102		UIL Holdings Corp		1,016,554
24,618		Unisource Energy Corp		863,353
7,542		Unitil Corp		163,812
35,138		WGL Holdings, Inc		1,354,570
8,324		York Water Co		131,769

		TOTAL UTILITIES		24,302,537

		TOTAL COMMON STOCKS		735,837,899

		(Cost $700,157,656)

RIGHTS / WARRANTS - 0.0%
CAPITAL GOODS - 0.0%
4	m	GreenHunter Energy, Inc		0

		TOTAL CAPITAL GOODS		0

		TOTAL RIGHTS / WARRANTS		0

		(Cost $0)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 0.2%
GOVERNMENT AGENCY DEBT - 0.2%
$1,465,000		Federal Home Loan Bank	11/01/10	1,465,000

				1,465,000

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

		TOTAL SHORT-TERM INVESTMENTS	$1,465,000

		(Cost $1,465,000)

		TOTAL INVESTMENTS - 99.9%	737,302,899
		(Cost $701,622,656)
		OTHER ASSETS & LIABILITIES, NET - 0.1%	538,190

		NET ASSETS - 100.0%	$737,841,089

	*	Non-income producing.
	b	In bankruptcy.
	d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts.
	m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS - International Equity Index Fund

TIAA-CREF FUNDS
INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS
October 31, 2010

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.5%

ARGENTINA - 0.1%
89,068		Tenaris S.A.	$1,847,076

		TOTAL ARGENTINA	1,847,076

AUSTRALIA - 8.5%
81,320		AGL Energy Ltd	1,281,681
450,651		Alumina Ltd	896,113
222,818		Amcor Ltd	1,466,716
386,686		AMP Ltd	2,022,676
74,450		Aristocrat Leisure Ltd	255,976
541,392	*	Asciano Group	829,952
470,712		Australia & New Zealand Banking Group Ltd	11,439,541
32,658		Australian Stock Exchange Ltd	1,186,834
196,813		AXA Asia Pacific Holdings Ltd	1,048,768
65,342		Bendigo Bank Ltd	579,252
623,225		BHP Billiton Ltd	25,591,323
39,566		Billabong International Ltd	315,093
343,745		BlueScope Steel Ltd	671,747
128,015		Boral Ltd	550,493
263,851		Brambles Ltd	1,646,360
23,730		Caltex Australia Ltd	270,104
391,028		CFS Gandel Retail Trust	712,439
103,421		Coca-Cola Amatil Ltd	1,232,894
10,171		Cochlear Ltd	707,572
287,774		Commonwealth Bank of Australia	13,784,372
81,792		Computershare Ltd	810,808
83,669		Crown Ltd	682,710
106,929		CSL Ltd	3,438,690
283,435		CSR Ltd	505,303
845,939		DB RREEF Trust	687,771
13,396		Energy Resources of Australia Ltd	170,718
227,228	*	Fortescue Metals Group Ltd	1,391,132
359,068		Foster’s Group Ltd	2,054,074
268,471		Goodman Fielder Ltd	390,526
337,909		GPT Group (ASE)	923,486
100,664		Harvey Norman Holdings Ltd	328,356
300,305		Incitec Pivot Ltd	1,094,289
379,467		Insurance Australia Group Ltd	1,412,486
77,114	*	James Hardie Industries NV	407,145
393,977		John Fairfax Holdings Ltd	559,584
24,267		Leighton Holdings Ltd	872,386
96,571		Lend Lease Corp Ltd	682,038
31,974		MacArthur Coal Ltd	376,468
90,460		Macquarie Airports	270,261
1,116,334		Macquarie Goodman Group	688,908

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

63,840	*	Macquarie Group Ltd	$2,263,748
441,987		Macquarie Infrastructure Group	651,587
146,714		Metcash Ltd	628,029
602,670		Mirvac Group	764,497
394,007		National Australia Bank Ltd	9,826,275
141,917		Newcrest Mining Ltd	5,555,031
247,734		OneSteel Ltd	655,203
68,289		Orica Ltd	1,684,353
163,758		Origin Energy Ltd	2,556,922
576,450		Oxiana Ltd	883,695
127,692	*	Paladin Resources Ltd	512,831
201,122	*	Qantas Airways Ltd	559,506
192,358		QBE Insurance Group Ltd	3,237,129
80,922		Rio Tinto Ltd	6,554,600
154,202		Santos Ltd	1,906,233
30,846		Sims Group Ltd	496,436
66,018		Sonic Healthcare Ltd	704,234
212,942		SP AusNet	193,986
442,269		Stockland Trust Group	1,633,257
240,027		Suncorp-Metway Ltd	2,163,090
117,556		TABCORP Holdings Ltd	849,822
12,092	*	TABCORP Holdings Ltd (Placement shares)	87,414
238,746		Tattersall’s Ltd	584,659
815,707		Telstra Corp Ltd	2,133,399
129,851		Toll Holdings Ltd	788,612
233,013		Transurban Group	1,196,020
186,897		Wesfarmers Ltd	6,067,104
29,091		Wesfarmers Ltd PPS	951,484
407,538		Westfield Group	4,942,143
553,011		Westpac Banking Corp	12,296,633
101,004		Woodside Petroleum Ltd	4,303,823
230,765		Woolworths Ltd	6,408,400
36,830		WorleyParsons Ltd	827,963

		TOTAL AUSTRALIA	169,105,163

AUSTRIA - 0.2%
35,118		Erste Bank der Oesterreichischen Sparkassen AG.	1,585,089
191,371	*	IMMOFINANZ Immobilien Anlagen AG.	753,771
13,501		Oest Elektrizitatswirts AG. (Class A)	539,575
28,451		OMV AG.	1,063,011
9,869		Raiffeisen International Bank Holding AG.	556,295
63,494		Telekom Austria AG.	972,080
19,739		Voestalpine AG.	782,561
7,000		Wiener Staedtische Allgemeine Versicherung AG.	376,503

		TOTAL AUSTRIA	6,628,885

BELGIUM - 1.0%
27,864		Belgacom S.A.	1,093,240
14,215		Colruyt S.A.	800,874
18,648		Delhaize Group	1,302,646
112,495	*	Dexia	500,869
418,261		Fortis	1,285,938

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

14,745		Groupe Bruxelles Lambert S.A.	$1,305,821
134,170		InBev NV	8,409,737
30,845	*	KBC Groep NV	1,341,779
5,187		Mobistar S.A.	343,348
5,040		Nationale A Portefeuille	268,697
11,014		Solvay S.A.	1,166,405
18,647		UCB S.A.	723,307
20,931		Umicore	985,236

		TOTAL BELGIUM	19,527,897

CHINA - 0.1%
687,500		BOC Hong Kong Holdings Ltd	2,155,298

		TOTAL CHINA	2,155,298

CYPRUS - 0.0%
161,058		Bank of Cyprus Public Co Ltd	750,938

		TOTAL CYPRUS	750,938

DENMARK - 0.9%
101		AP Moller - Maersk AS (Class A)	848,814
244		AP Moller - Maersk AS (Class B)	2,117,542
19,834		Carlsberg AS (Class B)	2,169,188
4,384		Coloplast AS (Class B)	542,876
84,907	*	Danske Bank AS	2,258,123
38,517		DSV AS	789,303
80,973		Novo Nordisk AS (Class B)	8,523,315
8,577		Novozymes AS (B Shares)	1,142,938
5,020		TrygVesta A.S.	252,963
37,170	*	Vestas Wind Systems AS	1,186,254
5,031	*	William Demant Holding	377,177

		TOTAL DENMARK	20,208,493

FINLAND - 1.1%
24,756		Elisa Oyj (Series A)	529,580
82,892		Fortum Oyj	2,350,068
12,435		Kesko Oyj (B Shares)	616,477
28,394		Kone Oyj (Class B)	1,521,473
23,396		Metso Oyj	1,109,406
22,989		Neste Oil Oyj	381,393
695,926		Nokia Oyj	7,516,257
19,989		Nokian Renkaat Oyj	692,735
25,105		OKO Bank (Class A)	317,790
17,357		Orion Oyj (Class B)	368,885
24,812		Outokumpu Oyj	445,825
16,042		Rautaruukki Oyj	318,610
78,591		Sampo Oyj (A Shares)	2,201,879
15,354		Sanoma-WSOY Oyj	345,975
109,937		Stora Enso Oyj (R Shares)	1,092,494
96,252		UPM-Kymmene Oyj	1,600,864
14,489		Wartsila Oyj (B Shares)	1,016,356

		TOTAL FINLAND	22,426,067

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

FRANCE - 9.5%
27,431		Accor S.A.	$1,124,929
27,300	*	Accor Services	571,842
5,331		Aeroports de Paris	452,823
24,412	*	Air France-KLM	445,603
52,449		Air Liquide	6,784,483
422,698	*	Alcatel S.A.	1,483,721
37,399		Alstom RGPT	1,887,403
8,374	*	Atos Origin S.A.	387,235
318,919		AXA S.A.	5,805,839
2,121		BioMerieux	204,102
175,925		BNP Paribas	12,866,995
42,663		Bouygues S.A.	1,880,217
9,107		Bureau Veritas S.A.	673,049
27,087		Cap Gemini S.A.	1,381,883
111,160		Carrefour S.A.	5,999,751
9,863		Casino Guichard Perrachon S.A.	926,594
11,585		Christian Dior S.A.	1,676,090
26,324		CNP Assurances	525,385
71,451		Compagnie de Saint-Gobain	3,337,391
26,678	*	Compagnie Generale de Geophysique S.A.	621,935
37,407		Compagnie Generale d’Optique Essilor International S.A.	2,497,986
172,170		Credit Agricole S.A.	2,821,599
10,916		Dassault Systemes S.A.	837,280
7,173		Eiffage S.A.	354,410
48,458		Electricite de France	2,220,589
1,010		Eramet	350,094
5,226		Eurazeo	397,136
18,316		Eutelsat Communications	687,907
4,326		Fonciere Des Regions	493,716
344,494		France Telecom S.A.	8,277,994
231,023		Gaz de France	9,221,705
3,474		Gecina S.A.	421,622
108,383		Groupe Danone	6,859,789
88,167		Groupe Eurotunnel S.A.	876,278
9,840		Hermes International	2,087,850
4,146		ICADE	455,862
3,101		Iliad S.A.	349,162
7,098		Imerys S.A.	423,611
5,402		Ipsen	190,218
12,099	*	JC Decaux S.A.	354,385
17,079		Klepierre	664,387
37,534		Lafarge S.A.	2,144,967
21,136		Lagardere S.C.A.	901,487
23,578		Legrand S.A.	910,312
44,523		L’Oreal S.A.	5,227,546
45,505		LVMH Moet Hennessy Louis Vuitton S.A.	7,131,393
12,399		M6-Metropole Television	302,859
35,376		Michelin (C.G.D.E.) (Class B)	2,813,855
166,445	*	Natixis	1,020,918
5,721		Neopost S.A.	475,281

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

23,318		PagesJaunes Groupe S.A.	$256,387
36,764		Pernod-Ricard S.A.	3,259,922
28,760	*	Peugeot S.A.	1,144,806
14,083		PPR	2,308,966
22,024		Publicis Groupe S.A.	1,097,071
36,049	*	Renault S.A.	2,003,157
31,990		Safran S.A.	1,014,250
194,837		Sanofi-Aventis	13,607,519
44,588		Schneider Electric S.A.	6,329,873
29,935		SCOR	736,195
4,902		Societe BIC S.A.	434,941
116,786		Societe Generale	6,993,402
22,010		Societe Television Francaise 1	359,178
17,259		Sodexho Alliance S.A.	1,123,226
48,157		Suez Environnement S.A.	941,365
18,226		Technip S.A.	1,531,910
16,620		Thales S.A.	677,644
392,739		Total S.A.	21,342,550
16,973		Unibail	3,536,366
20,141		Vallourec	2,090,365
63,751		Veolia Environnement	1,872,618
80,749		Vinci S.A.	4,313,393
228,321		Vivendi Universal S.A.	6,512,842

		TOTAL FRANCE	194,297,414

GERMANY - 8.1%
38,754		Adidas-Salomon AG.	2,528,066
84,402		Allianz AG.	10,577,062
170,525		BASF AG.	12,407,963
153,682		Bayer AG.	11,469,029
61,374		Bayerische Motoren Werke AG.	4,400,002
9,317		Bayerische Motoren Werke AG. (Preference)	453,729
18,446		Beiersdorf AG.	1,201,760
13,901		Celesio AG.	331,421
133,520	*	Commerzbank AG.	1,203,270
9,716	*	Continental AG.	844,089
167,417		DaimlerChrysler AG. (EUR)	11,051,711
173,118		Deutsche Bank AG.	9,979,969
36,157		Deutsche Boerse AG.	2,544,347
44,138		Deutsche Lufthansa AG.	944,505
157,496		Deutsche Post AG.	2,937,319
15,862	*	Deutsche Postbank AG.	552,360
527,251		Deutsche Telekom AG.	7,639,149
334,732		E.ON AG.	10,482,301
6,578		Fraport AG. Frankfurt Airport Services Worldwide	417,297
15,107		Fresenius AG. (Preference)	1,354,280
35,930		Fresenius Medical Care AG.	2,288,837
5,049		Fresenius SE	445,595
29,701		GEA Group AG.	776,738
12,028		Hannover Rueckversicherung AG.	608,520
25,701		HeidelbergCement AG.	1,344,440
25,041		Henkel KGaA	1,243,696

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

32,967		Henkel KGaA (Preference)	$1,944,542
8,179		Hochtief AG.	708,625
206,170	*	Infineon Technologies AG.	1,622,975
26,686		K+S AG.	1,857,450
31,437		Linde AG.	4,526,353
19,671		MAN AG.	2,162,870
12,305		Merck KGaA	1,024,997
23,631		Metro AG.	1,656,322
35,100		Muenchener Rueckver AG.	5,488,543
16,142		Porsche AG.	827,102
955		Puma AG. Rudolf Dassler Sport	317,538
77,923		RWE A.G.	5,585,342
7,012		RWE A.G. (Preference)	474,985
7,465		Salzgitter AG.	536,009
159,395		SAP AG.	8,312,568
152,962		Siemens AG.	17,474,217
12,133		Suedzucker AG.	287,074
61,834		ThyssenKrupp AG.	2,275,441
25,150	*	TUI AG.	293,822
21,638		United Internet AG.	387,741
5,487		Volkswagen AG.	720,609
31,527		Volkswagen AG. (Preference)	4,738,962
3,086		Wacker Chemie AG.	636,748

		TOTAL GERMANY	163,888,290

GREECE - 0.3%
99,139	*	Alpha Bank S.A.	656,793
32,715		Coca Cola Hellenic Bottling Co S.A.	846,909
59,396	*	EFG Eurobank Ergasias S.A.	367,870
43,708		Hellenic Telecommunications Organization S.A.	349,789
190,272	*	National Bank of Greece S.A.	2,084,138
40,327		OPAP S.A.	760,523
60,672	*	Piraeus Bank S.A.	315,818
20,856		Public Power Corp	349,780

		TOTAL GREECE	5,731,620

HONG KONG - 2.4%
34,300		ASM Pacific Technology	309,314
285,726		Bank of East Asia Ltd	1,220,130
236,000		Cathay Pacific Airways Ltd	634,814
258,000		Cheung Kong Holdings Ltd	3,927,624
84,000		Cheung Kong Infrastructure Holdings Ltd	351,118
358,000		CLP Holdings Ltd	2,909,724
211,632		Esprit Holdings Ltd	1,139,898
147,000		Hang Lung Group Ltd	975,733
386,000		Hang Lung Properties Ltd	1,889,850
143,200		Hang Seng Bank Ltd	2,095,001
201,408		Henderson Land Development Co Ltd	1,430,416
809,121		Hong Kong & China Gas Ltd	1,949,928
263,000		Hong Kong Electric Holdings Ltd	1,671,053
190,400		Hong Kong Exchanges and Clearing Ltd	4,190,581
109,040		Hopewell Holdings	343,245

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

395,000		Hutchison Whampoa Ltd	$3,893,308
116,492		Hysan Development Co Ltd	450,113
132,623		Kerry Properties Ltd	735,725
423,300		Li & Fung Ltd	2,236,302
122,000		Lifestyle International Holdings Ltd	282,994
402,711		Link Real Estate Investment Trust	1,241,708
594,000	*	Mongolia Energy Co ltd	227,599
264,143		MTR Corp	1,005,285
455,013		New World Development Ltd	898,139
576,890		Noble Group Ltd	829,031
154,000		NWS Holdings Ltd	363,183
39,800		Orient Overseas International Ltd	348,900
751,000		PCCW Ltd	286,787
242,947		Shangri-La Asia Ltd	546,621
327,384		Sino Land Co	683,383
262,000		Sun Hung Kai Properties Ltd	4,488,772
142,000		Swire Pacific Ltd (Class A)	2,015,159
55,000		Television Broadcasts Ltd	293,050
255,875		Wharf Holdings Ltd	1,680,250
166,000		Wheelock & Co Ltd	581,442
33,500		Wing Hang Bank Ltd	391,563
138,000		Yue Yuen Industrial Holdings	494,940

		TOTAL HONG KONG	49,012,683

INDIA - 0.0%
21,979		Vedanta Resources plc	730,775

		TOTAL INDIA	730,775

IRELAND - 0.3%
67,097	*,m	Anglo Irish Bank Corp plc	20,265
603,350	*	Bank of Ireland	447,583
132,197		CRH plc	2,264,019
92,837	*	Elan Corp plc	523,303
25,773		Kerry Group plc (Class A)	948,784
41,178		Ryanair Holdings plc	236,697
4,728		Ryanair Holdings plc (ADR)	154,275
103,997		Shire Ltd	2,451,270

		TOTAL IRELAND	7,046,196

ISRAEL - 0.7%
177,610	*	Bank Hapoalim Ltd	805,608
210,385	*	Bank Leumi Le-Israel	968,737
327,137		Bezeq Israeli Telecommunication Corp Ltd	867,446
9,768		Cellcom Israel Ltd	329,944
763		Delek Group Ltd	210,924
4,775		Discount Investment Corp	109,147
4,808		Elbit Systems Ltd	256,964
81,740		Israel Chemicals Ltd	1,250,102
445	*	Israel Corp Ltd	477,376
101,854	*	Israel Discount Bank Ltd	207,854
41,408		Makhteshim-Agan Industries Ltd	208,094
20,999		Mizrahi Tefahot Bank Ltd	196,387

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

12,197	*	Nice Systems Ltd	$396,558
13,353		Ormat Industries	106,699
16,698		Partner Communications	336,670
173,007		Teva Pharmaceutical Industries Ltd	9,008,451

		TOTAL ISRAEL	15,736,961

ITALY - 2.7%
190,507		A2A S.p.A.	310,488
216,794		Assicurazioni Generali S.p.A.	4,752,309
24,708	*	Autogrill S.p.A.	329,443
42,934		Autostrade S.p.A.	981,186
100,072		Banca Carige S.p.A.	242,348
1,429,997		Banca Intesa S.p.A.	5,030,407
170,360		Banca Intesa S.p.A. RSP	466,864
392,005		Banca Monte dei Paschi di Siena S.p.A.	551,594
71,015		Banca Popolare di Milano	331,851
111,153		Banche Popolari Unite Scpa	1,173,420
115,212		Banco Popolare Scarl	619,360
1,223,833		Enel S.p.A.	6,987,915
484,101		ENI S.p.A.	10,908,366
12,008		Exor S.p.A.	308,684
141,570		Fiat S.p.A.	2,395,972
72,413		Finmeccanica S.p.A.	1,010,868
20,665		Luxottica Group S.p.A.	610,608
130,268		Mediaset S.p.A.	960,927
84,906	*	Mediobanca S.p.A.	879,792
41,539		Mediolanum S.p.A.	195,267
324,059		Parmalat S.p.A.	891,226
46,484	*	Pirelli & C Real Estate S.p.A.	27,270
46,484		Pirelli & C S.p.A.	396,913
32,616		Prysmian S.p.A.	632,352
49,311		Saipem S.p.A.	2,191,390
272,667		Snam Rete Gas S.p.A.	1,477,196
1,101,371		Telecom Italia RSP	1,348,942
1,739,051		Telecom Italia S.p.A.	2,667,293
243,321		Terna Rete Elettrica Nazionale S.p.A.	1,122,639
2,506,268		UniCredito Italiano S.p.A.	6,533,444

		TOTAL ITALY	56,336,334

JAPAN - 20.2%
66,000		77 Bank Ltd	311,669
5,000		ABC-Mart, Inc	170,063
7,930		Acom Co Ltd	90,958
31,200		Advantest Corp	593,603
112,100		Aeon Co Ltd	1,320,626
15,000		Aeon Credit Service Co Ltd	172,611
14,700		Aeon Mall Co Ltd	344,894
28,000		Air Water, Inc	326,730
34,100	*	Aisin Seiki Co Ltd	1,070,843
123,000		Ajinomoto Co, Inc	1,173,903
8,000		Alfresa Holdings Corp	336,523
166,000	*	All Nippon Airways Co Ltd	629,179

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

66,000		Amada Co Ltd	$434,696
138,000		Aozora Bank Ltd	231,515
71,900		Asahi Breweries Ltd	1,451,939
188,000		Asahi Glass Co Ltd	1,805,940
235,000		Asahi Kasei Corp	1,381,322
29,000		Asics Corp	313,173
82,700		Astellas Pharma, Inc	3,076,970
59,000		Bank of Kyoto Ltd	527,899
231,000		Bank of Yokohama Ltd	1,136,771
13,800		Benesse Corp	662,818
118,100		Bridgestone Corp	2,117,787
44,100		Brother Industries Ltd	563,375
15,600	*	Canon Marketing Japan, Inc	194,443
210,500		Canon, Inc	9,731,080
43,200		Casio Computer Co Ltd	303,855
282		Central Japan Railway Co	2,134,187
136,000		Chiba Bank Ltd	839,965
30,000		Chiyoda Corp	248,664
120,800		Chubu Electric Power Co, Inc	3,056,404
41,258		Chugai Pharmaceutical Co Ltd	722,412
32,000		Chugoku Bank Ltd	371,418
55,600		Chugoku Electric Power Co, Inc	1,122,088
53,300		Citizen Watch Co Ltd	306,672
11,300		Coca-Cola West Japan Co Ltd	172,863
117,000		Cosmo Oil Co Ltd	315,509
26,600		Credit Saison Co Ltd	378,819
102,000		Dai Nippon Printing Co Ltd	1,287,834
54,000		Daicel Chemical Industries Ltd	375,792
59,000	*	Daido Steel Co Ltd	300,609
36,000	*	Daihatsu Motor Co Ltd	486,740
1,502		Dai-ichi Mutual Life Insurance Co	1,821,737
125,200		Daiichi Sankyo Co Ltd	2,652,740
43,400		Daikin Industries Ltd	1,510,667
24,500		Dainippon Sumitomo Pharma Co Ltd	221,039
14,200		Daito Trust Construction Co Ltd	857,612
84,000		Daiwa House Industry Co Ltd	907,121
304,000	*	Daiwa Securities Group, Inc	1,239,120
14,600		Dena Co Ltd	377,746
89,000		Denki Kagaku Kogyo KK	391,525
90,200		Denso Corp	2,807,890
31,200		Dentsu, Inc	735,897
50,000		Dowa Holdings Co Ltd	303,840
63,300		East Japan Railway Co	3,913,478
46,900		Eisai Co Ltd	1,613,262
23,000		Electric Power Development Co	681,683
38,800	*	Elpida Memory, Inc	397,788
12,100		FamilyMart Co Ltd	429,447
35,600	*	Fanuc Ltd	5,153,971
9,700		Fast Retailing Co Ltd	1,269,305
104,000	*	Fuji Electric Holdings Co Ltd	248,142
86,100		Fuji Folms Holdings Corp	2,872,853
106,000	*	Fuji Heavy Industries Ltd	733,714

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

124		Fuji Television Network, Inc	$164,265
338,000		Fujitsu Ltd	2,310,178
140,000		Fukuoka Financial Group, Inc	544,551
130,000		Furukawa Electric Co Ltd	484,653
73,000		GS Yuasa Corp	487,150
73,000		Gunma Bank Ltd	366,497
75,000		Hachijuni Bank Ltd	385,858
4,970		Hakuhodo DY Holdings, Inc	248,901
12,700		Hamamatsu Photonics KK	410,655
210,000		Hankyu Hanshin Holdings, Inc	1,007,332
48,000	*	Hino Motors Ltd	207,580
5,900		Hirose Electric Co Ltd	593,886
94,000		Hiroshima Bank Ltd	384,317
11,800		Hisamitsu Pharmaceutical Co, Inc	483,907
19,800		Hitachi Chemical Co Ltd	367,851
17,300		Hitachi Construction Machinery Co Ltd	367,843
14,200		Hitachi High-Technologies Corp	275,989
840,000	*	Hitachi Ltd	3,799,676
35,000		Hitachi Metals Ltd	398,844
34,000		Hokkaido Electric Power Co, Inc	715,322
232,000		Hokuhoku Financial Group, Inc	429,576
33,600		Hokuriku Electric Power Co	815,469
306,400		Honda Motor Co Ltd	11,183,010
79,100	*	Hoya Corp	1,849,959
24,300	*	Ibiden Co Ltd	598,516
4,000		Idemitsu Kosan Co Ltd	336,523
402		Inpex Holdings, Inc	2,090,680
71,380		Isetan Mitsukoshi Holdings Ltd	787,690
235,000		Ishikawajima-Harima Heavy Industries Co Ltd	446,812
213,000	*	Isuzu Motors Ltd	820,554
12,300		Ito En Ltd	197,638
279,000		Itochu Corp	2,447,794
6,300		Itochu Techno-Science Corp	214,906
43,000		Iyo Bank Ltd	320,616
88,400		J Front Retailing Co Ltd	453,700
6,100	*	Jafco Co Ltd	127,503
5,600		Japan Petroleum Exploration Co	213,993
124		Japan Prime Realty Investment Corp	308,035
90		Japan Real Estate Investment Corp	866,783
294	*	Japan Retail Fund Investment Corp	459,249
59,000		Japan Steel Works Ltd	562,359
836		Japan Tobacco, Inc	2,600,358
85,600		JFE Holdings, Inc	2,672,141
36,000		JGC Corp	688,952
121,000		Joyo Bank Ltd	526,283
46,100		JS Group Corp	907,449
31,900		JSR Corp	552,214
36,600		JTEKT Corp	367,501
455		Jupiter Telecommunications Co	492,488
416,000	*	JX Holdings, Inc	2,445,234
171,000		Kajima Corp	401,628
44,000		Kamigumi Co Ltd	343,929

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

57,000		Kaneka Corp	$352,753
141,000		Kansai Electric Power Co, Inc	3,570,995
41,000		Kansai Paint Co Ltd	382,639
100,300		Kao Corp	2,546,451
273,000		Kawasaki Heavy Industries Ltd	753,150
125,000	*	Kawasaki Kisen Kaisha Ltd	487,759
542		KDDI Corp	2,919,809
93,000		Keihin Electric Express Railway Co Ltd	879,495
107,000		Keio Corp	748,614
52,000		Keisei Electric Railway Co Ltd	347,658
7,500		Keyence Corp	1,859,389
32,000		Kikkoman Corp	345,172
26,000		Kinden Corp	223,586
298,000		Kintetsu Corp	944,327
152,000		Kirin Brewery Co Ltd	2,085,349
444,000		Kobe Steel Ltd	976,612
20,000	*	Koito Manufacturing Co Ltd	261,712
176,100		Komatsu Ltd	4,315,511
18,000		Konami Corp	317,187
86,000		Konica Minolta Holdings, Inc	833,603
214,000		Kubota Corp	1,904,113
63,300		Kuraray Co Ltd	906,983
21,000		Kurita Water Industries Ltd	545,943
30,200		Kyocera Corp	3,013,620
49,000		Kyowa Hakko Kogyo Co Ltd	479,831
71,800		Kyushu Electric Power Co, Inc	1,701,536
9,500		Lawson, Inc	432,086
4,400		Mabuchi Motor Co Ltd	233,205
21,000	*	Makita Corp	738,536
305,000		Marubeni Corp	1,917,858
43,800		Marui Co Ltd	344,543
10,900		Maruichi Steel Tube Ltd	215,779
23,800		Matsui Securities Co Ltd	134,868
364,800		Matsushita Electric Industrial Co Ltd	5,362,973
277,000		Mazda Motor Corp	705,667
13,000		McDonald’s Holdings Co Japan Ltd	330,048
31,100		Mediceo Paltac Holdings Co Ltd	363,291
12,400		MEIJI Holdings Co Ltd	572,462
134,600		Millea Holdings, Inc	3,793,622
65,000		Minebea Co Ltd	357,027
228,000		Mitsubishi Chemical Holdings Corp	1,175,842
252,400		Mitsubishi Corp	6,069,269
359,000		Mitsubishi Electric Corp	3,368,274
220,000		Mitsubishi Estate Co Ltd	3,854,852
71,000		Mitsubishi Gas Chemical Co, Inc	439,394
552,000		Mitsubishi Heavy Industries Ltd	2,009,892
23,000		Mitsubishi Logistics Corp	278,389
208,000	*	Mitsubishi Materials Corp	651,373
713,000	*	Mitsubishi Motors Corp	850,603
2,365,880		Mitsubishi UFJ Financial Group, Inc	11,025,289
10,450		Mitsubishi UFJ Lease & Finance Co Ltd	349,589
323,000		Mitsui & Co Ltd	5,077,607

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

155,000		Mitsui Chemicals, Inc	$454,579
141,000		Mitsui Engineering & Shipbuilding Co Ltd	318,901
156,000		Mitsui Fudosan Co Ltd	2,948,627
107,000		Mitsui Mining & Smelting Co Ltd	325,774
214,000		Mitsui OSK Lines Ltd	1,372,238
100,300		Mitsui Sumitomo Insurance Group Holdings, Inc	2,409,344
180,000		Mitsui Trust Holdings, Inc	650,926
18,300		Mitsumi Electric Co Ltd	311,785
3,726,707		Mizuho Financial Group, Inc	5,418,475
293,000	*	Mizuho Trust & Banking Co Ltd	262,160
36,800		Murata Manufacturing Co Ltd	2,069,343
37,900		Namco Bandai Holdings, Inc	349,469
484,000		NEC Corp	1,347,285
47,000		NGK Insulators Ltd	711,980
30,088		NGK Spark Plug Co Ltd	419,520
29,000	*	NHK Spring Co Ltd	246,141
20,200		Nidec Corp	1,998,161
58,700		Nikon Corp	1,108,786
18,400		Nintendo Co Ltd	4,767,491
95		Nippon Building Fund, Inc	930,285
62,000		Nippon Electric Glass Co Ltd	798,981
148,000		Nippon Express Co Ltd	588,542
34,000		Nippon Meat Packers, Inc	395,477
18,000		Nippon Paper Group, Inc	457,661
180,000		Nippon Sheet Glass Co Ltd	395,924
925,000		Nippon Steel Corp	2,908,227
96,500		Nippon Telegraph & Telephone Corp	4,383,093
273,000		Nippon Yusen Kabushiki Kaisha	1,150,081
122,000		Nishi-Nippon City Bank Ltd	333,540
26,700		Nissan Chemical Industries Ltd	306,252
460,900	*	Nissan Motor Co Ltd	4,066,596
7,000		Nissha Printing Co Ltd	154,492
36,500		Nisshin Seifun Group, Inc	451,771
160,000		Nisshin Steel Co Ltd	288,306
26,000		Nisshinbo Industries, Inc	263,328
12,100		Nissin Food Products Co Ltd	438,469
7,100		Nitori Co Ltd	624,680
30,700		Nitto Denko Corp	1,148,341
257,000	*	NKSJ Holdings, Inc	1,766,136
20,900	*	NOK Corp	373,224
656,700	*	Nomura Holdings, Inc	3,411,217
18,200		Nomura Real Estate Holdings, Inc	279,321
60		Nomura Real Estate Office Fund, Inc	368,709
19,300		Nomura Research Institute Ltd	363,839
79,000		NSK Ltd	598,857
86,000	*	NTN Corp	390,083
233		NTT Data Corp	716,054
2,850		NTT DoCoMo, Inc	4,798,993
268		NTT Urban Development Corp	245,786
127,000		Obayashi Corp	517,659
1,400		Obic Co Ltd	258,531
115,000		Odakyu Electric Railway Co Ltd	1,060,395

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

153,000		OJI Paper Co Ltd	$707,295
41,100		Olympus Corp	1,077,681
37,400		Omron Corp	868,189
15,300		Ono Pharmaceutical Co Ltd	650,255
7,300		Oracle Corp Japan	332,024
9,200		Oriental Land Co Ltd	891,761
19,480		ORIX Corp	1,776,851
362,000		Osaka Gas Co Ltd	1,367,566
3,300		Otsuka Corp	209,556
1,323	*	Rakuten, Inc	1,019,336
116,800		Resona Holdings, Inc	931,845
124,000		Ricoh Co Ltd	1,735,106
6,700		Rinnai Corp	407,978
17,900		Rohm Co Ltd	1,116,665
10,000		Sankyo Co Ltd	533,118
14,800		Santen Pharmaceutical Co Ltd	510,928
56,800		Sapporo Hokuyo Holdings, Inc	234,343
55,000		Sapporo Holdings Ltd	216,665
3,537	*	SBI Holdings, Inc	432,510
38,200		Secom Co Ltd	1,735,070
35,000		Sega Sammy Holdings, Inc	571,517
25,700		Seiko Epson Corp	409,756
78,000		Sekisui Chemical Co Ltd	496,284
106,000		Sekisui House Ltd	997,167
116,400		Senshu Ikeda Holdings, Inc	154,776
140,100		Seven & I Holdings Co Ltd	3,260,933
108		SEVEN BANK Ltd	194,472
182,000	*	Sharp Corp	1,798,061
33,300		Shikoku Electric Power Co, Inc	985,303
46,000		Shimadzu Corp	345,843
3,900		Shimamura Co Ltd	374,152
12,300		Shimano, Inc	614,465
104,000		Shimizu Corp	401,939
76,300		Shin-Etsu Chemical Co Ltd	3,863,831
12,700		Shinko Electric Industries	123,575
105,022	*	Shinko Securities Co Ltd	223,173
185,000		Shinsei Bank Ltd	147,136
53,100		Shionogi & Co Ltd	925,142
63,200		Shiseido Co Ltd	1,321,019
113,000		Shizuoka Bank Ltd	968,933
256,000		Showa Denko KK	467,653
36,000		Showa Shell Sekiyu KK	302,871
9,800		SMC Corp	1,497,950
150,700		Softbank Corp	4,850,416
223,700	*	Sojitz Holdings Corp	411,428
186,700	*	Sony Corp	6,241,120
154		Sony Financial Holdings, Inc	535,852
11,600		Square Enix Co Ltd	242,610
24,900		Stanley Electric Co Ltd	418,043
23,500	*	Sumco Corp	364,167
295,009		Sumitomo Chemical Co Ltd	1,286,792
209,400		Sumitomo Corp	2,654,256

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

140,200		Sumitomo Electric Industries Ltd	$1,789,305
97,000		Sumitomo Heavy Industries Ltd	552,082
613,000		Sumitomo Metal Industries Ltd	1,424,518
93,000		Sumitomo Metal Mining Co Ltd	1,476,998
249,700		Sumitomo Mitsui Financial Group, Inc	7,484,484
66,000		Sumitomo Realty & Development Co Ltd	1,438,598
31,300		Sumitomo Rubber Industries, Inc	337,233
265,000		Sumitomo Trust & Banking Co Ltd	1,452,280
40,000		Suruga Bank Ltd	360,880
12,900		Suzuken Co Ltd	405,740
61,200	*	Suzuki Motor Corp	1,492,924
6,200		Sysmex Corp	425,301
48,600		T&D Holdings, Inc	995,916
160,000	*	Taiheiyo Cement Corp	172,984
196,000		Taisei Corp	418,939
25,000		Taisho Pharmaceutical Co Ltd	525,662
49,000		Taiyo Nippon Sanso Corp	393,973
54,000		Takashimaya Co Ltd	406,661
139,600		Takeda Pharmaceutical Co Ltd	6,540,226
42,000		Tanabe Seiyaku Co Ltd	686,865
21,900		TDK Corp	1,250,534
163,000		Teijin Ltd	603,629
31,400		Terumo Corp	1,593,998
22,100		THK Co Ltd	425,137
149,000		Tobu Railway Co Ltd	836,933
19,300		Toho Co Ltd	297,882
66,000		Toho Gas Co Ltd	348,577
80,800		Tohoku Electric Power Co, Inc	1,814,410
55,000		Tokuyama Corp	301,417
264,700		Tokyo Electric Power Co, Inc	6,332,142
30,800		Tokyo Electron Ltd	1,739,604
480,000		Tokyo Gas Co Ltd	2,260,717
18,600		Tokyo Steel Manufacturing Co Ltd	184,451
73,000		Tokyo Tatemono Co Ltd	294,830
209,000		Tokyu Corp	935,007
84,000		Tokyu Land Corp	383,099
50,000		TonenGeneral Sekiyu KK	445,508
100,000		Toppan Printing Co Ltd	805,269
263,000		Toray Industries, Inc	1,523,027
749,000	*	Toshiba Corp	3,751,050
104,000		Tosoh Corp	277,868
56,000		Toto Ltd	371,617
28,000		Toyo Seikan Kaisha Ltd	477,743
19,000		Toyo Suisan Kaisha Ltd	407,531
12,600	*	Toyoda Gosei Co Ltd	271,510
13,000	*	Toyota Boshoku Corp	220,355
33,000	*	Toyota Industries Corp	930,906
511,900	*	Toyota Motor Corp	18,187,177
37,500		Toyota Tsusho Corp	582,049
17,700	*	Trend Micro, Inc	501,064
9,400		Tsumura & Co	289,231
181,000		UBE Industries Ltd	443,109

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

23,900		Uni-Charm Corp	$913,291
41,600		UNY Co Ltd	346,882
20,000		Ushio, Inc	333,292
4,130		USS Co Ltd	321,285
321		West Japan Railway Co	1,191,932
2,669		Yahoo! Japan Corp	934,000
17,700		Yakult Honsha Co Ltd	517,561
15,220		Yamada Denki Co Ltd	989,196
37,000		Yamaguchi Financial Group, Inc	336,113
30,500		Yamaha Corp	374,096
45,700	*	Yamaha Motor Co Ltd	701,941
9,600		Yamato Kogyo Co Ltd	246,233
73,100		Yamato Transport Co Ltd	921,131
24,000		Yamazaki Baking Co Ltd	292,581
42,000		Yaskawa Electric Corp	328,296
48,100	*	Yokogawa Electric Corp	316,204

		TOTAL JAPAN	413,488,866

JERSEY, C.I. - 0.1%
17,125		Randgold Resources Ltd	1,598,395

		TOTAL JERSEY, C.I.	1,598,395

KAZAKHSTAN - 0.0%
47,683		Eurasian Natural Resources Corp	665,105

		TOTAL KAZAKHSTAN	665,105

LUXEMBOURG - 0.4%
159,145	*	ArcelorMittal	5,115,497
13,887		Millicom International Cellular S.A.	1,311,850
54,711		SES Global S.A.	1,402,243

		TOTAL LUXEMBOURG	7,829,590

MACAU - 0.1%
445,200	*,f	Sands China Ltd (purchased 12/14/09, cost $646,620)	970,667
283,600	*	Wynn Macau Ltd	627,112

		TOTAL MACAU	1,597,779

MALAYSIA - 0.2%
1,133,400	*	Genting International plc	1,900,237

		TOTAL MALAYSIA	1,900,237

MEXICO - 0.0%
32,333		Fresnillo plc	647,610

		TOTAL MEXICO	647,610

NETHERLANDS - 4.6%
294,369	*	Aegon NV	1,865,787
43,038		Akzo Nobel NV	2,555,346
80,233		ASML Holding NV	2,647,654
12,237		Boskalis Westminster	495,615
10,913		Corio NV	801,660

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

28,548		DSM NV	$1,526,546
76,479		European Aeronautic Defence and Space Co	2,010,185
12,052		Fugro NV	852,621
20,595		Heineken Holding NV	886,868
48,237		Heineken NV	2,445,103
711,876	*	ING Groep NV	7,599,351
222,581		Koninklijke Ahold NV	3,076,197
183,413		Koninklijke Philips Electronics NV	5,547,109
13,049		Koninklijke Vopak NV	652,728
41,716	*	Qiagen NV	790,491
21,006	*	Randstad Holdings NV	999,876
127,594		Reed Elsevier NV	1,662,554
658,691		Royal Dutch Shell plc (A Shares)	21,383,501
500,931		Royal Dutch Shell plc (B Shares)	16,041,305
300,945		Royal KPN NV	5,026,263
31,772		SBM Offshore NV	648,269
69,563		TNT NV	1,849,220
302,942		Unilever NV	8,982,927
54,636		Wolters Kluwer NV	1,242,913

		TOTAL NETHERLANDS	91,590,089

NEW ZEALAND - 0.1%
174,017		Auckland International Airport Ltd	278,590
60,233	*	Contact Energy Ltd	268,624
112,425		Fletcher Building Ltd	703,656
117,624		Sky City Entertainment Group Ltd	270,805
339,366		Telecom Corp of New Zealand Ltd	530,367

		TOTAL NEW ZEALAND	2,052,042

NORWAY - 0.7%
31,406		Aker Kvaerner ASA	478,335
180,893		DNB NOR Holding ASA	2,483,317
163,180		Norsk Hydro ASA	999,152
140,916		Orkla ASA	1,364,262
109,441	*	Renewable Energy Corp AS	380,650
50,945		SeaDrill Ltd	1,543,155
206,864		Statoil ASA	4,517,622
153,335		Telenor ASA	2,472,850
34,998		Yara International ASA	1,840,553

		TOTAL NORWAY	16,079,896

PORTUGAL - 0.2%
502,193		Banco Comercial Portugues S.A.	457,115
95,866		Banco Espirito Santo S.A.	476,332
35,181		Brisa-Auto Estradas de Portugal S.A.	266,418
41,584		Cimpor Cimentos de Portugal S.A.	288,862
44,391	*	EDP Renovaveis S.A.	257,575
323,876		Energias de Portugal S.A.	1,239,168
42,644		Galp Energia SGPS S.A.	822,618
39,763		Jeronimo Martins SGPS S.A.	596,588
109,012		Portugal Telecom SGPS S.A.	1,573,367

		TOTAL PORTUGAL	5,978,043

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

SINGAPORE - 1.4%
269,960		Ascendas Real Estate Investment Trust	$429,667
475,000		CapitaLand Ltd	1,427,606
412,330		CapitaMall Trust	630,776
256,000		CapitaMalls Asia Ltd	423,271
100,400		City Developments Ltd	986,702
371,000		ComfortDelgro Corp Ltd	424,229
220,000		Cosco Corp Singapore Ltd	316,155
317,500		DBS Group Holdings Ltd	3,409,758
175,000		Fraser and Neave Ltd	843,699
282,000	*	Global Logistic Properties	505,478
1,176,647		Golden Agri-Resources Ltd	590,914
21,009		Jardine Cycle & Carriage Ltd	637,915
237,000		Keppel Corp Ltd	1,827,443
143,000		Keppel Land Ltd	489,446
178,250	*	Neptune Orient Lines Ltd	294,719
213,700		Olam International Ltd	516,790
450,520		Oversea-Chinese Banking Corp	3,136,201
177,460		SembCorp Industries Ltd	627,959
155,600		SembCorp Marine Ltd	553,009
97,933		Singapore Airlines Ltd	1,197,017
153,000		Singapore Exchange Ltd	1,040,253
280,000		Singapore Press Holdings Ltd	897,783
307,000		Singapore Technologies Engineering Ltd	785,112
1,475,403		Singapore Telecommunications Ltd	3,522,364
126,000		StarHub Ltd	257,977
226,000		United Overseas Bank Ltd	3,254,763
100,000		United Overseas Land Ltd	351,541
349,000		Wilmar International Ltd	1,725,720
269,000		Yangzijiang Shipbuilding	388,650

		TOTAL SINGAPORE	31,492,917

SPAIN - 3.6%
55,998		Abertis Infraestructuras S.A.	1,105,941
4,796		Acciona S.A.	421,865
21,156		Acerinox S.A.	346,861
25,862		ACS Actividades Cons y Servicios S.A.	1,357,361
660,571		Banco Bilbao Vizcaya Argentaria S.A.	8,688,167
176,531		Banco de Sabadell S.A.	858,707
42,410		Banco de Valencia S.A.	239,056
164,648		Banco Popular Espanol S.A.	1,064,893
1,461,466		Banco Santander Central Hispano S.A.	18,776,486
51,036		Bankinter S.A.	340,101
84,774		Cintra Concesiones de Infraestructuras de Transporte S.A.	966,561
136,066		Corp Mapfre S.A.	451,474
150,710		Criteria Caixacorp S.A.	850,989
33,164		Enagas	730,907
7,185		Fomento de Construcciones y Contratas S.A.	193,802
36,126		Gamesa Corp Tecnologica S.A.	251,401
41,578		Gas Natural SDG S.A.	608,774
20,541		Gestevision Telecinco S.A.	262,046

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

24,052		Grifols S.A.	$389,488
157,707		Iberdrola Renovables	533,157
747,951		Iberdrola S.A.	6,308,449
90,910	*	Iberia Lineas Aereas de Espana	398,945
40,467		Inditex S.A.	3,379,882
17,262		Indra Sistemas S.A.	337,915
19,868		Red Electrica de Espana	998,109
135,607		Repsol YPF S.A.	3,760,601
763,226		Telefonica S.A.	20,607,806
25,207		Zardoya Otis S.A.	419,945

		TOTAL SPAIN	74,649,689

SWEDEN - 2.9%
62,345		Alfa Laval AB	1,080,828
57,890		Assa Abloy AB (Class B)	1,483,726
124,920		Atlas Copco AB (A Shares)	2,610,740
71,324		Atlas Copco AB (B Shares)	1,360,352
51,932		Boliden AB	881,646
45,285		Electrolux AB (Series B)	1,098,287
559,130		Ericsson (LM) (B Shares)	6,144,056
38,808		Getinge AB (B Shares)	822,099
189,948		Hennes & Mauritz AB (B Shares)	6,694,027
37,169		Hexagon AB (B Shares)	756,217
9,642		Holmen AB (B Shares)	306,164
79,634		Husqvarna AB (B Shares)	559,971
82,916		Investor AB (B Shares)	1,701,853
38,877		Kinnevik Investment AB (Series B)	802,608
9,854		Modern Times Group AB (B Shares)	706,781
600,900		Nordea Bank AB	6,616,544
18,319		Ratos AB (B Shares)	653,266
187,846		Sandvik AB	2,831,899
58,480		Scania AB (B Shares)	1,243,203
58,150		Securitas AB (B Shares)	635,940
264,461		Skandinaviska Enskilda Banken AB (Class A)	2,048,888
73,763		Skanska AB (B Shares)	1,411,288
72,709		SKF AB (B Shares)	1,877,689
32,111		Ssab Svenskt Stal AB (Series A)	450,203
12,914		Ssab Svenskt Stal AB (Series B)	159,887
105,940		Svenska Cellulosa AB (B Shares)	1,643,108
91,001		Svenska Handelsbanken (A Shares)	2,975,398
132,947		Swedbank AB (A Shares)	1,855,982
42,296		Swedish Match AB	1,182,197
58,601		Tele2 AB (B Shares)	1,289,640
417,490		TeliaSonera AB	3,484,474
202,881		Volvo AB (B Shares)	2,747,238

		TOTAL SWEDEN	60,116,199

SWITZERLAND - 7.5%
411,253		ABB Ltd	8,517,186
18,770	*	Actelion Ltd	936,736
23,020		Adecco S.A.	1,286,622
15,642		Aryzta AG.	693,840

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

9,643		Baloise Holding AG.	$891,246
96,821		Compagnie Financiere Richemont S.A.	4,828,997
209,378		Credit Suisse Group	8,649,170
7,114		Geberit AG.	1,362,724
1,577		Givaudan S.A.	1,624,997
45,435		Holcim Ltd	2,832,618
38,255		Julius Baer Group Ltd	1,614,870
37,382		Julius Baer Holding AG.	590,712
9,879		Kuehne & Nagel International AG.	1,221,761
155		Lindt & Spruengli AG.	421,030
21		Lindt & Spruengli AG. (Reg)	602,866
31,964	*	Logitech International S.A.	606,116
8,776		Lonza Group AG.	768,307
644,304		Nestle S.A.	35,290,875
23,121		Nobel Biocare Holding AG.	382,276
392,141		Novartis AG.	22,734,256
4,858		Pargesa Holding S.A.	385,313
8,643		Phonak Holding AG.	1,001,272
130,533		Roche Holding AG.	19,167,744
9,110		Schindler Holding AG.	976,683
3,873		Schindler Holding AG. (Reg)	421,128
1,017		SGS S.A.	1,627,737
368		Sika AG.	729,231
117,249		STMicroelectronics NV	1,025,468
1,406		Straumann Holding AG.	294,331
5,719		Swatch Group AG.	2,185,779
7,850		Swatch Group AG. Reg	545,643
5,497		Swiss Life Holding	673,125
65,422		Swiss Reinsurance Co	3,144,617
4,400		Swisscom AG.	1,838,159
17,589		Syngenta AG.	4,865,328
10,846		Synthes, Inc	1,293,959
675,768	*	UBS AG. (Switzerland)	11,440,775
27,489		Zurich Financial Services AG.	6,729,435

		TOTAL SWITZERLAND	154,202,932

TAIWAN - 0.0%
412,000	*	Foxconn International Holdings Ltd	304,034

		TOTAL TAIWAN	304,034

UNITED KINGDOM - 19.0%
187,674		3i Group plc	900,956
38,431		Admiral Group plc	1,003,753
47,623		Aggreko plc	1,201,863
61,237		AMEC plc	1,065,618
244,860		Anglo American plc (London)	11,409,586
71,945		Antofagasta plc	1,524,017
244,575		ARM Holdings plc	1,423,755
65,266		Associated British Foods plc	1,094,943
267,984		AstraZeneca plc	13,438,211
40,569	*	Autonomy Corp plc	950,384
521,169		Aviva plc	3,324,516

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

65,024		Babcock International Group	$604,309
641,038		BAE Systems plc	3,540,648
121,841		Balfour Beatty plc	540,207
2,125,149		Barclays plc	9,350,774
628,127		BG Group plc	12,233,763
409,872		BHP Billiton plc	14,537,357
3,489,951		BP plc	23,811,274
103,030	*	British Airways plc	446,899
370,945		British American Tobacco plc	14,146,342
159,677		British Land Co plc	1,303,600
212,503		British Sky Broadcasting plc	2,405,664
1,436,692		BT Group plc	3,538,304
60,745		Bunzl plc	719,304
79,463		Burberry Group plc	1,297,468
466,978		Cable & Wireless Worldwide	525,280
265,112	*	Cairn Energy plc	1,639,313
112,890		Capita Group plc	1,386,517
32,275		Carnival plc	1,391,157
957,254		Centrica plc	5,095,473
212,864		Cobham plc	789,948
349,069		Compass Group plc	2,860,977
13,694		Delta Lloyd NV	282,745
465,494		Diageo plc	8,592,591
191,789		Experian Group Ltd	2,229,558
85,415		Firstgroup plc	558,272
964,735		GlaxoSmithKline plc	18,874,756
258,636		Group 4 Securicor plc	1,084,552
131,052		Hammerson plc	880,074
149,969		Home Retail Group	526,264
3,252,164		HSBC Holdings plc	33,825,303
106,786		ICAP plc	780,598
189,202		Imperial Tobacco Group plc	6,060,328
80,765		Inmarsat plc	843,778
54,819		Intercontinental Hotels Group plc	1,060,220
281,913		International Power plc	1,885,042
30,697		Intertek Group plc	912,426
149,234		Invensys plc	689,159
94,978		Investec plc	758,201
666,440	*	ITV plc	728,822
225,849		J Sainsbury plc	1,408,835
39,744		Johnson Matthey plc	1,218,909
41,194		Kazakhmys plc	868,655
435,835		Kingfisher plc	1,660,702
141,524		Land Securities Group plc	1,535,240
1,090,349		Legal & General Group plc	1,754,110
87,376		Liberty International plc	538,187
7,585,448	*	Lloyds TSB Group plc	8,379,347
27,063		London Stock Exchange Group plc	318,295
30,805	*	Lonmin plc	863,314
329,590		Man Group plc	1,377,334
297,302		Marks & Spencer Group plc	2,036,057
643,666		National Grid plc	6,085,135

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

34,490		Next plc	$1,262,807
1,016,294		Old Mutual plc	2,115,369
150,715		Pearson plc	2,305,102
47,514		Petrofac Ltd	1,113,842
471,045		Prudential plc	4,758,884
114,514		Reckitt Benckiser Group plc	6,405,692
220,677		Reed Elsevier plc	1,891,771
265,994		Resolution Ltd	1,116,259
163,084		Rexam plc	830,207
269,227		Rio Tinto plc	17,411,149
344,836		Rolls-Royce Group plc	3,577,749
629,181		Royal & Sun Alliance Insurance Group plc	1,320,701
3,155,447	*	Royal Bank of Scotland Group plc	2,255,541
176,444		SABMiller plc	5,720,945
242,994		Sage Group plc	1,048,940
19,870		Schroders plc	502,733
171,686		Scottish & Southern Energy plc	3,171,917
137,569		Segro plc	653,366
94,672		Serco Group plc	931,424
42,158		Severn Trent plc	942,349
167,059		Smith & Nephew plc	1,469,602
72,701		Smiths Group plc	1,388,591
369,334		Standard Chartered plc	10,684,998
411,977		Standard Life plc	1,498,499
1,491,569		Tesco plc	10,201,788
154,401		Thomas Cook Group plc	447,555
105,235		TUI Travel plc	355,964
164,384		Tullow Oil plc	3,121,300
238,438		Unilever plc	6,873,284
128,130		United Utilities Group plc	1,254,439
9,785,763		Vodafone Group plc	26,632,866
32,532		Whitbread plc	883,043
399,549		WM Morrison Supermarkets plc	1,880,960
54,337	*	Wolseley plc	1,447,923
232,289		WPP plc	2,702,234
382,308		Xstrata plc	7,409,295

		TOTAL UNITED KINGDOM	385,708,077

UNITED STATES - 2.6%
896,750		iShares MSCI EAFE Index Fund	51,123,717

		TOTAL UNITED STATES	51,123,717

		TOTAL COMMON STOCKS	2,036,455,307

		(Cost $2,019,637,025)

RIGHTS / WARRANTS - 0.0%
AUSTRALIA - 0.0%
989,098	m	GPT Group	0

		TOTAL AUSTRALIA	0

SPAIN - 0.0%
1,461,466		Banco Santander S.A.	242,054

		TOTAL SPAIN	242,054

TIAA-CREF FUNDS - International Equity Index Fund

SHARES	COMPANY	MATURITY DATE	VALUE

UNITED KINGDOM - 0.0%
20,908,736	Rolls-Royce Group plc		$33,503
46,166	Standard Chartered plc		388,734

	TOTAL UNITED KINGDOM		422,237

	TOTAL RIGHTS / WARRANTS		664,291

	(Cost $277,721)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 0.4%
GOVERNMENT AGENCY DEBT - 0.4%
$ 7,850,000		Federal Home Loan Bank (FHLB)	11/01/10	7,850,000

		TOTAL GOVERNMENT AGENCY DEBT		7,850,000

		TOTAL SHORT-TERM INVESTMENTS		7,850,000

		(Cost $7,850,000)

		TOTAL INVESTMENTS - 99.9%		2,044,969,598
		(Cost $2,027,764,746)
		OTHER ASSETS & LIABILITIES, NET - 0.1%		2,356,136

		NET ASSETS - 100.0%		$2,047,325,734

		Abbreviation(s):
		ADR - American Depositary Receipt

	*	Non-income producing.
	f	Restricted security. At October 31, 2010, the value of this security is $970,667 or 0.05% of net assets.
	m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS
INTERNATIONAL EQUITY INDEX FUND
SUMMARY OF MARKET VALUES BY SECTOR
October 31, 2010

SECTOR	VALUE	% OF NET ASSETS

FINANCIALS	$537,201,153	26.2%
INDUSTRIALS	242,103,233	11.8
MATERIALS	211,793,760	10.4
CONSUMER DISCRETIONARY	206,498,322	10.1
CONSUMER STAPLES	203,613,445	10.0
HEALTH CARE	166,727,596	8.1
ENERGY	149,847,279	7.3
TELECOMMUNICATION SERVICES	117,932,479	5.8
UTILITIES	106,867,251	5.2
INFORMATION TECHNOLOGY	94,535,080	4.6
SHORT - TERM INVESTMENTS	7,850,000	0.4
OTHER ASSETS & LIABILITIES, NET	2,356,136	0.1

NET ASSETS	$2,047,325,734	100.0%

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

TIAA-CREF FUNDS
EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS
October 31, 2010

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

EQUITY-LINKED NOTES - 5.1%

INDIA - 5.1%
$ 4,900,000	*,g,m	Morgan Stanley, MSCI India Total Return Index	0.600%	03/03/11	$5,793,897

		TOTAL INDIA			5,793,897

		TOTAL EQUITY-LINKED NOTES			5,793,897

		(Cost $4,900,000)

SHARES		COMPANY

COMMON STOCKS - 94.1%

BRAZIL - 15.6%
3,600		AES Tiete S.A.	49,650
11,800		All America Latina Logistica S.A.	112,288
700		B2W Companhia Global Do Varejo	12,804
58,700		Banco Bradesco S.A.	1,210,042
18,300		Banco do Brasil S.A.	356,249
5,200		Banco do Estado do Rio Grande do Sul	57,159
71,100	*	Banco Itau Holding Financeira S.A.	1,735,371
17,800		Banco Santander Brasil S.A.	252,506
60,900		BM&FBOVESPA S.A.	510,395
7,800		BR Malls Participacoes SA	74,546
7,300		Bradespar S.A.	187,062
10,700		Brasil Telecom S.A. (Preference)	79,229
4,300	*	Braskem S.A.	44,105
5,700		Brookfield Incorporacoes SA	31,043
7,800		Centrais Eletricas Brasileiras S.A.	107,346
6,600		Centrais Eletricas Brasileiras S.A. (Preference)	106,707
1,300		Cia de Transmissao de Energia Electrica Paulista	40,522
3,000		Companhia Brasileira de Distribuicao Grupo Pao de Acucar	117,509
19,400		Companhia Brasileira de Meios de Pagamento	166,924
4,400		Companhia de Concessoes Rodoviarias	119,038
4,000		Companhia de Saneamento Basico do Estado de Sao Paulo	89,749
12,500		Companhia Energetica de Minas Gerais	220,108
5,300		Companhia Energetica de Sao Paulo (Class B)	84,318
3,600		Companhia Paranaense de Energia	84,649
23,400		Companhia Siderurgica Nacional S.A.	388,784
40,700		Companhia Vale do Rio Doce	1,283,021
62,500		Companhia Vale do Rio Doce (Preference)	1,755,204
3,600		Cosan SA Industria e Comercio	56,849
3,400		CPFL Energia S.A.	79,766
8,700		Cyrela Brazil Realty S.A.	120,243
2,200		EDP - Energias do Brasil S.A.	48,262
3,300		Eletropaulo Metropolitana de Sao Paulo S.A.	57,643

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

16,800		Empresa Brasileira de Aeronautica S.A.	$119,654
2,300	*	Fertilizantes Fosfatados S.A.	26,040
5,100	*	Fibria Celulose S.A.	91,363
10,800		Gafisa S.A.	89,561
20,500		Gerdau S.A. Preference	265,247
2,100		Gol Linhas Aereas Inteligentes S.A.	36,249
8,700	*	Hypermarcas S.A.	143,269
71,700		Investimentos Itau S.A. - PR	568,860
15,500		JBS S.A.	59,619
12,100		Klabin S.A.	33,732
7,700	*	LLX Logistica S.A.	42,478
3,000		Localiza Rent A CAR	49,668
6,800		Lojas Americanas S.A.	73,147
3,400		Lojas Renner S.A.	134,376
3,900		Marfrig Alimentos S.A.	35,277
8,300		Metalurgica Gerdau S.A.	127,846
4,200	*	MMX Mineracao e Metalicos S.A.	33,767
8,200		MRV Engenharia e Participacoes S.A.	80,056
700		Multiplan Empreendimentos Imobiliarios S.A.	16,056
5,700		Natura Cosmeticos S.A.	163,259
40,900		OGX Petroleo e Gas Participacoes S.A.	536,898
15,300		PDG Realty SA	191,397
20,700		Perdigao S.A.	300,462
91,175		Petroleo Brasileiro S.A.	1,530,934
127,352		Petroleo Brasileiro S.A. (Preference)	1,936,158
3,600		Porto Seguro S.A.	52,932
83,000		PT International Nickel Indonesia Tbk	44,112
10,100		Redecard S.A.	130,683
4,600		Rossi Residencial SA	45,072
7,400		Satipel Industrial S.A.	85,303
2,400		Souza Cruz S.A.	123,381
3,400		Sul America SA	40,173
6,200		Suzano Papel e Celulose S.A.	59,437
1,700		Tam S.A.	41,493
1,600		Tele Norte Leste Participacoes S.A.	32,136
8,200		Tele Norte Leste Participacoes S.A. (Preference)	125,630
800		Telemar Norte Leste S.A.	22,683
4,900		Telesp Celular Participacoes S.A.	141,211
15,000		Tim Participacoes S.A.	49,138
4,700		Tractebel Energia S.A.	71,593
2,500		Ultrapar Participacoes S.A.	151,885
5,600		Usinas Siderurgicas de Minas Gerais S.A.	81,680
15,000		Usinas Siderurgicas de Minas Gerais S.A. (Preference)	187,290

		TOTAL BRAZIL	17,810,296

CHILE - 1.7%
92,973		AES Gener S.A.	51,319
858		Banco de Credito e Inversiones	51,920
1,316,248		Banco Santander Chile S.A.	117,188
2,559		CAP S.A.	130,265
29,725		Centros Comerciales Sudamericanos S.A.	232,076
243,746		Colbun S.A.	67,221

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

107,475		Empresa Nacional de Electricidad S.A.	$189,177
3,905		Empresa Nacional de Telecomunicaciones S.A.	62,110
3,623		Empresas CMPC S.A.	195,538
14,672		Empresas COPEC S.A.	276,853
427,495		Enersis S.A.	195,320
2,501		Lan Airlines S.A.	77,691
6,322		SACI Falabella	63,330
2,963		Sociedad Quimica y Minera de Chile S.A. (Class B)	153,253
4,311		United Breweries Co, Inc	48,032
12,549		Vina Concha Y Toro S.A.	30,247

		TOTAL CHILE	1,941,540

CHINA - 16.6%
52,000		Agile Property Holdings Ltd	68,428
543,000	*	Agricultural Bank of China	286,518
78,000	*	Air China Ltd	104,855
44,500		Alibaba.com Ltd	86,919
134,000	*	Aluminum Corp of China Ltd	127,236
40,000		Angang New Steel Co Ltd	62,854
28,000		Anhui Conch Cement Co Ltd	117,400
32,000		Anta Sports Products Ltd	66,054
1,787,000		Bank of China Ltd	1,069,722
215,000		Bank of Communications Co Ltd	234,936
35,000		BBMG Corp	49,760
78,000		Beijing Capital International Airport Co Ltd	43,069
17,500		Beijing Enterprises Holdings Ltd	119,772
17,500		Byd Co Ltd	106,676
56,000		China Agri-Industries Holdings Ltd	81,494
66,000		China BlueChemical Ltd	52,195
207,000		China Citic Bank	150,351
115,000		China Coal Energy Co	198,807
142,000		China Communications Construction Co Ltd	135,748
76,000		China Communications Services Corp Ltd	44,318
1,405,000		China Construction Bank	1,339,520
107,000		China Dongxiang Group Co	59,910
30,000		China Everbright Ltd	77,987
34,000		China High Speed Transmission Equipment Group Co Ltd	69,480
27,000	*	China Insurance International Holdings Co Ltd	99,274
233,000		China Life Insurance Co - H	1,020,526
69,000	*	China Longyuan Power Group Corp	71,837
125,000		China Merchants Bank Co Ltd	354,781
36,000		China Merchants Holdings International Co Ltd	126,096
132,500		China Minsheng Banking Corp Ltd	123,248
187,500		China Mobile Hong Kong Ltd	1,909,773
42,000		China National Building Material Co Ltd	102,409
56,000		China Oilfield Services Ltd	90,886
132,000		China Overseas Land & Investment Ltd	277,580
27,600		China Pacific Insurance Group Co Ltd	114,477
65,500		China Railway Construction Corp	81,883
138,000		China Railway Group Ltd	111,272
40,000		China Resources Enterprise	169,005
56,000		China Resources Power Holdings Co	107,792

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

108,000		China Shenhua Energy Co Ltd	$480,697
15,000		China Shineway Pharmaceutical Group Ltd	51,089
133,000	*	China Shipping Container Lines Co Ltd	54,049
48,000		China Shipping Development Co Ltd	69,852
72,000		China South Locomotive and Rolling Stock Corp	73,289
450,000		China Telecom Corp Ltd	232,801
134,000	*	China Travel International Inv HK	31,982
190,000		China Unicom Ltd	270,124
44,000		China Yurun Food Group Ltd	171,147
67,200		China Zhongwang Holdings Ltd	40,053
39,000		Citic Pacific Ltd	103,899
560,000		CNOOC Ltd	1,160,277
89,000		COSCO Holdings	103,798
58,000		COSCO Pacific Ltd	90,540
140,000		Country Garden Holdings Co Ltd	49,489
122,000		Datang International Power Generation Co Ltd	49,107
13,400		Dongfang Electric Co Ltd	65,174
90,000		Dongfeng Motor Group Co Ltd	195,066
63,000		Fosun International	51,692
132,000		Franshion Properties China Ltd	42,744
24,000		Golden Eagle Retail Group Ltd	63,783
27,500		Greentown China Holdings Ltd	31,859
98,000		Guangdong Investments Ltd	49,182
78,000		Guangzhou Automobile Group Co Ltd	118,742
36,800		Guangzhou R&F Properties Co Ltd	52,509
24,000		Hengan International Group Co Ltd	226,028
44,000		Hidili Industry International Development Ltd	46,888
112,000		Huaneng Power International, Inc	64,010
1,687,000		Industrial & Commercial Bank of China	1,358,089
46,000		Jiangsu Express	55,785
48,000		Jiangxi Copper Co Ltd	133,760
44,000		KWG Property Holding Ltd	34,854
170,000		Lenovo Group Ltd	110,098
24,000		Li Ning Co Ltd	68,428
46,500		Longfor Properties Co Ltd	55,371
72,000		Maanshan Iron & Steel	41,242
98,000	*	Metallurgical Corp of China Ltd	47,412
57,000		Nine Dragons Paper Holdings Ltd	91,921
43,000		Parkson Retail Group Ltd	77,776
84,000	*	PICC Property & Casualty Co Ltd	123,975
54,000		Ping An Insurance Group Co of China Ltd	581,364
70,000		Poly Hong Kong Investment Ltd	72,066
290,000		Renhe Commercial Holdings Co Ltd	55,372
656,000	*	Semiconductor Manufacturing International	55,010
24,000		Shandong Weigao Group Medical Polymer Co Ltd	63,628
110,000		Shanghai Electric Group Co Ltd	73,653
19,000		Shanghai Industrial Holdings Ltd	87,508
55,500		Shimao Property Holdings Ltd	91,793
108,500		Shui On Land Ltd	54,451
84,000		Sinochem Hong Kong Holding Ltd	44,432
104,000		Sino-Ocean Land Holdings Ltd	71,648
96,000		Sinopec Shanghai Petrochemical Co Ltd	43,100

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

20,800		Sinopharm Group Co	$81,711
31,500		Sinotruk Hong Kong Ltd	36,290
79,500		Soho China Ltd	67,590
31,700		Tencent Holdings Ltd	725,915
56,000		Tingyi Cayman Islands Holding Corp	152,440
12,000		Tsingtao Brewery Co Ltd	64,170
197,000		Want Want China Holdings Ltd	181,719
8,000		Weichai Power Co Ltd	105,067
21,000		Wumart Stores	49,308
26,000		Xinao Gas Holdings Ltd	78,155
66,000		Yanzhou Coal Mining Co Ltd	189,879
56,000		Zhejiang Expressway Co Ltd	56,424
138,000		Zijin Mining Group Co Ltd	130,145
16,200		ZTE Corp	60,192

		TOTAL CHINA	19,026,459

COLOMBIA - 0.9%
3,889		Almacenes Exito S.A.	50,745
6,314		BanColombia S.A.	101,612
8,150		BanColombia S.A. (Preference)	140,995
7,505		Cementos Argos S.A.	51,821
130,677		Ecopetrol S.A.	313,319
7,645		Interconexion Electrica S.A.	60,685
9,870		Inversiones Argos S.A.	118,055
7,051		Suramericana de Inversiones S.A.	157,174

		TOTAL COLOMBIA	994,406

CZECH REPUBLIC - 0.4%
1,000	*	Central European Media Enterprises Ltd (Class A)	23,649
5,000		CEZ	221,512
500		Komercni Banka A.S.	113,441
5,000		Telefonica O2 Czech Republic A.S.	110,050

		TOTAL CZECH REPUBLIC	468,652

EGYPT - 0.5%
16,966		Commercial International Bank	127,449
19,310		Egypt Kuwait Holding Co	32,441
924		Egyptian Co for Mobile Services	27,696
9,649		Egyptian Financial Group-Hermes Holding	48,472
7,215		El Ezz Steel Co	23,464
1,508		ElSwedy Cables Holding Co	14,099
3,020		Orascom Construction Industries	137,430
82,651		Orascom Telecom Holding SAE	64,263
25,698	*	Talaat Moustafa Group	33,820
13,486		Telecom Egypt	41,312

		TOTAL EGYPT	550,446

GERMANY - 0.0%
3,330		Magyar Telekom	9,605

		TOTAL GERMANY	9,605

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

HONG KONG - 1.0%
136,000		Belle International Holdings Ltd	$245,637
92,000		Chaoda Modern Agriculture	75,012
38,000		China Mengniu Dairy Co Ltd	108,834
68,000		China Resources Land Ltd	134,048
110,000		Fushan International Energy Group Ltd	73,795
140,000		Geely Automobile Holdings Ltd	78,929
357,000	*	GOME Electrical Appliances Holdings Ltd	120,209
28,000		Hopson Development Holdings Ltd	31,319
55,000		Huabao International Holdings Ltd	82,877
20,500		Kingboard Chemical Holdings Ltd	99,707
64,000		Lee & Man Paper Manufacturing Ltd	53,504
66,000		Skyworth Digital Holdings Ltd	38,657

		TOTAL HONG KONG	1,142,528

HUNGARY - 0.4%
1,402	*	MOL Hungarian Oil and Gas plc	149,037
6,935	*	OTP Bank Rt	206,063
374		Richter Gedeon Nyrt	89,095

		TOTAL HUNGARY	444,195

INDIA - 2.9%
191,000	*	iShares MSCI India	1,537,550
57,000		iShares S&P India Nifty 50 Index Fund	1,775,550

		TOTAL INDIA	3,313,100

INDONESIA - 2.3%
342,000		Adaro Energy Tbk	80,358
109,500		Bank Negara Indonesia PT	47,782
171,500		Bank Rakyat Indonesia	218,752
12,500		Indo Tambangraya Megah Pt	63,217
91,000		PT Aneka Tambang Tbk	25,964
11,000		PT Astra Agro Lestari Tbk	30,646
62,000		PT Astra International Tbk	395,412
365,000		PT Bank Central Asia Tbk	285,874
80,000		PT Bank Danamon Indonesia Tbk	59,972
227,000		PT Bank Mandiri Persero Tbk	177,790
594,000		PT Bumi Resources Tbk	147,877
17,500		PT Gudang Garam Tbk	93,399
44,000		PT Indocement Tunggal Prakarsa Tbk	90,092
133,000		PT Indofood Sukses Makmur Tbk	77,382
360,500		PT Perusahaan Gas Negara	163,359
96,000		PT Semen Gresik Persero Tbk	105,265
30,000		PT Tambang Batubara Bukit Asam Tbk	65,958
311,000		PT Telekomunikasi Indonesia Tbk (Series B)	316,655
50,000		PT Unilever Indonesia Tbk	97,622
45,500		PT United Tractors Tbk	113,018

		TOTAL INDONESIA	2,656,394

KOREA, REPUBLIC OF - 13.0%
109		Amorepacific Corp	100,742
1,912	*	Celltrion, Inc	42,309

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

1,394		Cheil Industries, Inc	$116,946
253		CJ CheilJedang Corp	48,678
3,000		Daegu Bank	39,325
876		Daelim Industrial Co	71,310
2,780		Daewoo Engineering & Construction Co Ltd	26,064
1,290		Daewoo International Corp	40,124
3,940		Daewoo Securities Co Ltd	85,435
2,970		Daewoo Shipbuilding & Marine Engineering Co Ltd	79,050
456		DC Chemical Co Ltd	134,136
1,430		Dongbu Insurance Co Ltd	50,452
930		Dongkuk Steel Mill Co Ltd	21,406
257		Doosan Corp	34,602
1,215		Doosan Heavy Industries and Construction Co Ltd	95,667
2,340		Doosan Infracore Co Ltd	57,811
331		GLOVIS Co Ltd	46,918
1,089		GS Engineering & Construction Corp	92,423
1,840		GS Holdings Corp	96,476
5,710		Hana Financial Group, Inc	162,128
620		Hanjin Heavy Industries & Construction Co Ltd	23,637
2,060		Hankook Tire Co Ltd	53,548
2,850		Hanwha Chemical Corp	77,376
1,310		Hanwha Corp	49,420
103		Hite Brewery Co Ltd	11,488
501		Honam Petrochemical Corp	110,418
15,970	*	Hynix Semiconductor, Inc	328,554
708		Hyosung Corp	78,649
351		Hyundai Department Store Co Ltd	38,835
1,520		Hyundai Development Co	42,686
2,063		Hyundai Engineering & Construction Co Ltd	138,053
1,221		Hyundai Heavy Industries	397,687
366		Hyundai Mipo Dockyard	61,149
2,118		Hyundai Mobis	527,030
4,790		Hyundai Motor Co	723,661
1,410		Hyundai Motor Co Ltd (2nd Preference)	77,815
950		Hyundai Motor Co Ltd (Preference)	49,136
3,730		Hyundai Securities Co	48,728
1,743		Hyundai Steel Co	168,840
4,740		Industrial Bank Of Korea	68,030
3,520		Kangwon Land, Inc	82,741
10,110		KB Financial Group, Inc	449,234
135		KCC Corp	44,750
7,460		Kia Motors Corp	297,671
8,350	*	Korea Electric Power Corp	219,649
7,820		Korea Exchange Bank	93,124
740		Korea Gas Corp	30,350
1,120		Korea Investment Holdings Co Ltd	35,285
6,080		Korea Life Insurance Co Ltd	42,091
284		Korea Zinc Co Ltd	71,552
752	*	Korean Air Lines Co Ltd	47,850
3,340		KT Corp	131,790
3,509		KT&G Corp	215,483
1,459		LG Chem Ltd	449,920

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

2,963		LG Corp	$211,972
2,917		LG Electronics, Inc	256,898
820		LG Electronics, Inc (Preference)	28,420
286		LG Household & Health Care Ltd	95,312
266		LG Innotek Co Ltd	30,849
7,060		LG Telecom Ltd	45,801
7,520		LG.Philips LCD Co Ltd	257,295
14		Lotte Confectionery Co Ltd	15,303
291		Lotte Shopping Co Ltd	119,090
503		LS Cable Ltd	50,959
396		LS Industrial Systems Co Ltd	31,779
604		Mirae Asset Securities Co Ltd	31,616
416		Ncsoft	91,500
1,315	*	NHN Corp	233,142
2,041		POSCO	837,984
3,980		Pusan Bank	49,518
567		S1 Corp (Korea)	31,241
1,282		Samsung Card Co	61,408
3,862		Samsung Corp	226,521
1,799		Samsung Electro-Mechanics Co Ltd	197,446
3,431		Samsung Electronics Co Ltd	2,271,579
656		Samsung Electronics Co Ltd (Preference)	322,389
906		Samsung Engineering Co Ltd	144,525
1,140		Samsung Fire & Marine Insurance Co Ltd	195,530
5,020		Samsung Heavy Industries Co Ltd	140,752
1,647		Samsung Life Insurance Co Ltd	147,099
1,058		Samsung SDI Co Ltd	145,266
1,537		Samsung Securities Co Ltd	87,965
1,137		Samsung Techwin Co Ltd	106,096
708		Seoul Semiconductor Co Ltd	24,601
12,510		Shinhan Financial Group Co Ltd	484,167
458		Shinsegae Co Ltd	232,409
360		SK C&C Co Ltd	30,873
934		SK Corp	97,114
1,959		SK Energy Co Ltd	262,884
2,340		SK Networks Co Ltd	22,459
228		SK Telecom Co Ltd	34,547
1,600		S-Oil Corp	98,680
3,220		STX Pan Ocean Co Ltd	34,196
2,230		Tong Yang Investment Bank	22,493
910		Woongjin Coway Co Ltd	33,036
8,970		Woori Finance Holdings Co Ltd	112,798
2,740		Woori Investment & Securities Co Ltd	48,335
292		Yuhan Corp	41,390

		TOTAL KOREA, REPUBLIC OF	14,773,469

MALAYSIA - 2.8%
13,200		Alliance Financial Group BHD	13,915
61,600		AMMB Holdings Berhad	125,121
4,900		Asiatic Development BHD	13,528
53,400	*	Berjaya Corp BHD	18,535
28,400		Berjaya Sports Toto BHD	38,061

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

3,900		British American Tobacco Malaysia BHD	$58,309
124,400		Bumiputra-Commerce Holdings BHD	331,441
4,600		Bursa Malaysia BHD	12,699
8,600		Digi.Com BHD	70,038
40,600		Gamuda BHD	49,584
72,300		Genting BHD	242,588
11,800		Hong Leong Bank BHD	34,662
29,400		IJM Corp BHD	53,197
105,900		IOI Corp BHD	198,083
15,500		Kuala Lumpur Kepong BHD	98,634
14,600		Lafarge Malayan Cement BHD	37,538
102,500		Malayan Banking BHD	296,481
65,900		Maxis Bhd	112,040
36,900		MISC Bhd	104,124
13,100		Parkson Holdings BHD	24,966
10,700		Petronas Dagangan BHD	37,552
18,300		Petronas Gas BHD	66,107
54,100		PLUS Expressways BHD	76,503
14,700		PPB Group BHD	90,709
33,800		Public Bank BHD (Foreign)	138,611
101,900		Resorts World BHD	114,623
15,300		RHB Capital BHD	39,485
87,700		Sime Darby BHD	248,880
35,900		Telekom Malaysia BHD	39,229
64,200		Tenaga Nasional BHD	181,572
77,200	*	TM International BHD	111,402
6,300		UMW Holdings BHD	13,728
19,500		YTL Corp BHD	49,510
80,400		YTL Power International	60,465

		TOTAL MALAYSIA	3,201,920

MEXICO - 4.7%
10,100		Alfa S.A. de C.V. (Class A)	83,766
620,200		America Movil S.A. de C.V. (Series L)	1,778,028
292,800	*	Cemex S.A. de C.V.	256,568
8,800		Coca-Cola Femsa S.A. de C.V.	70,369
6,000	*	Desarrolladora Homex S.A. de C.V.	33,673
67,700		Fomento Economico Mexicano S.A. de C.V.	372,712
16,200		Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares)	60,284
10,400		Grupo Bimbo S.A. de C.V. (Series A)	80,181
17,300		Grupo Carso S.A. de C.V. (Series A1)	99,628
1,815		Grupo Elektra S.A. de CV	68,096
44,300		Grupo Financiero Banorte S.A. de C.V.	188,960
22,800		Grupo Financiero Inbursa S.A.	98,656
122,000		Grupo Mexico S.A. de C.V. (Series B)	401,233
21,400		Grupo Modelo S.A. (Series C)	119,859
75,300		Grupo Televisa S.A.	338,265
3,150		Industrias Penoles S.A. de C.V.	89,253
18,100		Kimberly-Clark de Mexico S.A. de C.V. (Class A)	113,601
25,200		Mexichem SAB de C.V.	79,714
6,700		Southern Copper Corp (NY)	286,760
179,200		Telefonos de Mexico S.A. de C.V. (Series L)	138,594

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

12,700	*	Urbi Desarrollos Urbanos S.A. de C.V	$27,060
198,800		Wal-Mart de Mexico S.A. de C.V. (Series V)	543,850

		TOTAL MEXICO	5,329,110

MOROCCO - 0.1%
713		Attijariwafa Bank	29,695
4,652		Maroc Telecom	86,237

		TOTAL MOROCCO	115,932

PERU - 0.5%
5,800		Compania de Minas Buenaventura S.A. (ADR) (Series B)	307,632
1,900		Credicorp Ltd (NY)	239,172

		TOTAL PERU	546,804

PHILIPPINES - 0.5%
6,030		Ayala Corp	56,347
89,200		Ayala Land, Inc	34,626
35,500		Bank of the Philippine Islands	48,398
730		Globe Telecom, Inc	15,272
18,480		Jollibee Foods Corp	38,017
14,000		Manila Electric Co	71,920
14,250		Metropolitan Bank & Trust	25,953
1,630		Philippine Long Distance Telephone Co	101,467
280,000		PNOC Energy Development Corp	39,052
5,900		SM Investments Corp	74,744
51,500		SM Prime Holdings	14,318

		TOTAL PHILIPPINES	520,114

POLAND - 1.5%
1,807		Asseco Poland S.A.	33,442
889		Bank Handlowy w Warszawie S.A.	28,071
3,808		Bank Pekao S.A.	248,901
692		Bank Zachodni WBK S.A.	51,228
296	*	BRE Bank S.A.	29,899
2,687		Cyfrowy Polsat S.A.	13,198
6,355	*	Getin Holding S.A.	23,835
3,048	*	Grupa Lotos S.A.	32,381
4,631		KGHM Polska Miedz S.A.	207,971
63,600		Polish Oil & Gas Co	82,561
9,415		Polska Grupa Energetyczna S.A.	72,341
10,736	*	Polski Koncern Naftowy Orlen S.A.	151,458
19,935		Powszechna Kasa Oszczednosci Bank Polski S.A.	314,736
1,277		Powszechny Zaklad Ubezpieczen S.A.	169,400
37,150	*	Tauron Polska Energia S.A.	84,850
24,124		Telekomunikacja Polska S.A.	153,618
3,952		TVN S.A.	24,889

		TOTAL POLAND	1,722,779

RUSSIA - 6.1%
3,049	f	AFK Sistema (GDR) (purchased 9/01/10, cost $78,551)	78,664
3,877	f	Comstar United Telesystems (GDR) (purchased 9/01/10, cost $35,868)	25,123

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

83,260		Gazprom (ADR)	$1,825,059
14,771		LUKOIL (ADR)	824,222
7,379	f	Magnit OAO (GDR) (purchased 9/01/10, cost $157,251)	197,314
4,700		Mechel Steel Group OAO (ADR)	110,685
24,261		MMC Norilsk Nickel (ADR)	452,468
15,900		Mobile TeleSystems (ADR)	344,235
2,959	f	NovaTek OAO (GDR) (purchased 9/01/10, cost $217,299)	283,028
2,934	f	Novolipetsk Steel (GDR) (purchased 9/01/10, cost $85,422)	100,431
3,453	*,f	Polymetal (GDR) (purchased 9/01/10, cost $41,007)	54,557
3,126		Polyus Gold Co (ADR)	92,592
51,102	f	Rosneft Oil Co (GDR) (purchased 9/01/10, cost $324,148)	356,181
35,114	*	RusHydro (ADR)	181,715
2,670	f	Sberbank (GDR) (purchased 9/01/10, cost $760,540)	1,003,348
6,847	*,f	Severstal (GDR) (purchased 9/01/10, cost $82,479)	92,298
33,002		Surgutneftegaz (ADR)	323,420
7,222		Tatneft (ADR)	227,854
2,347	*,f	TMK OAO (GDR) (purchased 9/01/10, cost $36,584)	46,072
5,069	f	Uralkali (GDR) (purchased 9/01/10, cost $117,406)	125,458
26,114	f	VTB Bank OJSC (GDR) (purchased 9/01/10, cost $134,815)	172,875
2,000		Wimm-Bill-Dann Foods OJSC (ADR)	50,720

		TOTAL RUSSIA	6,968,319

SOUTH AFRICA - 7.4%
9,954		ABSA Group Ltd	193,240
23,514		African Bank Investments Ltd	120,641
3,637		African Rainbow Minerals Ltd	92,786
2,056	*	Anglo Platinum Ltd	203,399
11,474		AngloGold Ashanti Ltd	534,782
8,927		Aspen Pharmacare Holdings Ltd	119,154
13,545		Aveng Ltd	85,079
9,487		Bidvest Group Ltd	202,376
10,046		Discovery Holdings Ltd	56,619
91,279		FirstRand Ltd	268,560
4,664		Foschini Ltd	56,614
22,570		Gold Fields Ltd	353,194
35,715		Growthpoint Properties Ltd	88,459
11,791		Harmony Gold Mining Co Ltd	134,995
16,085		Impala Platinum Holdings Ltd	454,651
4,473		Imperial Holdings Ltd	72,954
7,489		Investec Ltd	61,633
2,540		Kumba Iron Ore Ltd	144,314
4,410		Kumba Resources Ltd	83,101
2,901		Liberty Holdings Ltd	31,064
6,527		Massmart Holdings Ltd	132,739
4,878		Mittal Steel South Africa Ltd	56,022
51,669		MTN Group Ltd	929,379
10,012		Murray & Roberts Holdings Ltd	62,030
12,201		Naspers Ltd (N Shares)	640,653
5,177		Nedbank Group Ltd	96,829
32,317		Network Healthcare Holdings Ltd	67,218
2,436		Northam Platinum Ltd	16,849
7,455		Pick’n Pay Stores Ltd	49,008

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

15,548		Pretoria Portland Cement Co Ltd	$74,133
56,583		Redefine Income Fund Ltd	65,993
14,168		Remgro Ltd	219,811
4,820		Reunert Ltd	44,037
24,735		RMB Holdings Ltd	127,612
61,731		Sanlam Ltd	231,414
14,676	*	Sappi Ltd	72,741
18,091		Sasol Ltd	814,573
13,470		Shoprite Holdings Ltd	190,407
37,053		Standard Bank Group Ltd	546,406
34,127		Steinhoff International Holdings Ltd	107,180
10,200		Telkom S.A. Ltd	52,725
5,422		Tiger Brands Ltd	145,376
11,362		Truworths International Ltd	111,933
10,825		Vodacom Group Pty Ltd	104,000
16,390		Woolworths Holdings Ltd	64,226

		TOTAL SOUTH AFRICA	8,380,909

SWITZERLAND - 0.0%
73		ING Bank Slaski S.A.	22,257

		TOTAL SWITZERLAND	22,257

TAIWAN - 10.5%
83,000		Acer, Inc	240,964
153,000		Advanced Semiconductor Engineering, Inc	131,907
5,000		Advantech Co Ltd	13,651
66,000		Asia Cement Corp	68,001
19,000		Asustek Computer, Inc	154,189
244,000		AU Optronics Corp	243,430
38,000	*	Benq Corp	26,557
24,000		Capital Securities Corp	10,973
16,000		Catcher Technology Co Ltd	42,584
211,000		Cathay Financial Holding Co Ltd	322,824
109,000		Chang Hwa Commercial Bank	71,904
34,000		Cheng Shin Rubber Industry Co Ltd	75,725
8,000		Cheng Uei Precision Industry Co Ltd	16,407
13,000		Chicony Electronics Co Ltd	28,656
35,000	*	China Airlines	27,260
295,000		China Development Financial Holding Corp	87,571
43,000		China Life Insurance Co Ltd	34,966
323,000		China Steel Corp	327,520
270,000		Chinatrust Financial Holding Co	168,411
104,000	*	Chunghwa Picture Tubes Ltd	15,691
152,000		Chunghwa Telecom Co Ltd	355,410
8,000		Clevo Co	17,635
107,000	*	CMC Magnetics Corp	28,094
137,000		Compal Electronics, Inc	174,485
27,000		Coretronic Corp	41,177
57,000		Delta Electronics, Inc	235,472
93,000		E.Sun Financial Holding Co Ltd	47,834
18,000		Epistar Corp	57,548
28,000		Eternal Chemical Co Ltd	32,415

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

21,000	*	Eva Airways Corp	$21,191
43,000	*	Evergreen Marine Corp Tawain Ltd	35,808
7,000		Everlight Electronics Co Ltd	19,339
13,000		Far Eastern Department Stores Co Ltd	16,132
93,000		Far Eastern Textile Co Ltd	133,935
54,000		Far EasTone Telecommunications Co Ltd	77,681
7,000		Farglory Land Development Co Ltd	17,373
9,000		Feng Hsin Iron & Steel Co	14,784
136,000		First Financial Holding Co Ltd	89,715
93,000		Formosa Chemicals & Fibre Corp	266,656
1,000		Formosa International Hotels Corp	16,230
40,000		Formosa Petrochemical Corp	108,812
128,000		Formosa Plastics Corp	367,011
21,000		Foxconn Technology Co Ltd	65,562
167,000		Fubon Financial Holding Co Ltd	204,513
206,000		Fuhwa Financial Holdings Co Ltd	129,500
4,000		Giant Manufacturing Co Ltd	15,741
107,000	*	HannStar Display Corp	21,420
21,000		High Tech Computer Corp	473,883
270,000		Hon Hai Precision Industry Co, Ltd	1,022,811
113,000		Hua Nan Financial Holdings Co Ltd	74,542
157,000		InnoLux Display Corp	210,724
63,000	*	Inotera Memories, Inc	30,861
64,000		Inventec Co Ltd	33,650
98,000		KGI Securities Co Ltd	46,085
8,000		Kinsus Interconnect Technology Corp	21,736
3,000		Largan Precision Co Ltd	59,468
70,000		Lite-On Technology Corp	92,468
121,000		Macronix International	74,485
30,000		MediaTek, Inc	377,186
254,000		Mega Financial Holding Co Ltd	176,264
26,000		Micro-Star International Co Ltd	13,925
43,000		Mitac International	19,308
5,000		Motech Industries, Inc	20,084
151,000		Nan Ya Plastics Corp	336,306
7,000		Nan Ya Printed Circuit Board Corp	28,575
19,000	*	Nanya Technology Corp	11,386
16,000		Novatek Microelectronics Corp Ltd	46,503
53,000	*	Pegatron Technology Corp	71,742
3,000		Phison Electronics Corp	15,136
65,000		Polaris Securities Co Ltd	36,086
63,000		Pou Chen Corp	59,664
22,000		Powertech Technology, Inc	72,563
19,000		President Chain Store Corp	75,388
22,000	*	Prime View International Co Ltd	38,437
83,000		Quanta Computer, Inc	152,331
8,000		Realtek Semiconductor Corp	18,967
3,000		Richtek Technology Corp	23,562
10,000		Ruentex Industries Ltd	28,575
173,000	*	Shin Kong Financial Holding Co Ltd	63,558
102,000		Siliconware Precision Industries Co	111,588
6,000		Simplo Technology Co Ltd	38,404

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

167,000		SinoPac Financial Holdings Co Ltd	$62,990
35,000		Synnex Technology International Corp	85,610
129,000	*	Taishin Financial Holdings Co Ltd	56,451
102,000		Taiwan Cement Corp	108,591
111,000		Taiwan Cooperative Bank	79,023
22,000		Taiwan Fertilizer Co Ltd	75,078
27,000		Taiwan Glass Industrial Corp	32,624
61,000		Taiwan Mobile Co Ltd	135,659
766,000		Taiwan Semiconductor Manufacturing Co Ltd	1,570,950
48,000		Teco Electric and Machinery Co Ltd	30,097
6,000		Transcend Information, Inc	14,911
11,000		Tripod Technology Corp	42,209
20,000		TSRC Corp	36,314
17,000		Tung Ho Steel Enterprise Corp	15,905
18,000		U-Ming Marine Transport Corp	37,033
41,000		Unimicron Technology Corp	69,758
119,000		Uni-President Enterprises Corp	154,669
407,000		United Microelectronics Corp	193,389
91,000	*	Walsin Lihwa Corp	54,531
33,000	*	Wan Hai Lines Ltd	24,248
86,000	*	Winbond Electronics Corp	22,468
28,000	*	Wintek Corp	47,183
64,000		Wistron Corp	131,463
21,000		WPG Holdings Co Ltd	39,022
40,000		Yang Ming Marine Transport	30,436
3,143		Young Fast Optoelectronics Co Ltd	36,951
19,000		Yulon Motor Co Ltd	37,167

		TOTAL TAIWAN	11,921,645

THAILAND - 1.7%
24,700		Advanced Info Service PCL	74,149
44,400		Bangkok Bank PCL (Foreign Reg)	228,813
39,400		Bank of Ayudhya PCL	31,672
6,000		Banpu PCL	156,104
27,600		BEC World PCL (Foreign)	30,610
88,900		Charoen Pokphand Foods PCL	69,092
67,800		CP Seven Eleven PCL	100,637
379,900		IRPC PCL	53,728
49,400		Kasikornbank PCL (Foreign)	207,618
73,800		Krung Thai Bank PCL	41,602
47,200		PTT Aromatics & Refining PCL	46,838
9,500		PTT Chemical PCL	44,680
38,100		PTT Exploration & Production PCL	217,315
27,600		PTT PCL	278,946
9,500		Siam Cement PCL reg	104,253
43,000		Siam Commercial Bank PCL	147,015
32,200		Thai Oil PCL	56,925

		TOTAL THAILAND	1,889,997

TURKEY - 1.8%
37,694		Akbank TAS	236,515
5,592		Anadolu Efes Biracilik Ve Malt Sanayii AS	89,279

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

4,292		Arcelik AS	$23,789
11,964		Asya Katilim Bankasi AS	30,862
2,552		BIM Birlesik Magazalar AS	87,626
26,459		Dogan Sirketler Grubu Holdings	19,185
8,324		Enka Insaat ve Sanayi AS	38,012
11,050	*	Eregli Demir ve Celik Fabrikalari TAS	41,601
21,165		Haci Omer Sabanci Holding AS	116,571
20,299		KOC Holding AS	96,941
4,323		Tupras Turkiye Petrol Rafine	116,035
8,093		Turk Hava Yollari	33,572
15,940		Turk Telekomunikasyon AS	74,457
24,466		Turkcell Iletisim Hizmet AS	177,395
66,202		Turkiye Garanti Bankasi AS	406,161
9,964		Turkiye Halk Bankasi AS	100,727
51,551		Turkiye Is Bankasi (Series C)	231,815
24,915		Turkiye Vakiflar Bankasi Tao	80,598
25,265	*	Yapi ve Kredi Bankasi	96,878
			0
		TOTAL TURKEY	2,098,019

UKRAINE - 0.0%
1,169	*	Kernel Holding S.A.	25,654

		TOTAL UKRAINE	25,654

UNITED STATES - 1.2%
30,000		iShares MSCI EMERGING MKT	1,383,900

		TOTAL UNITED STATES	1,383,900

		TOTAL COMMON STOCKS	107,258,449

		(Cost $94,617,790)

PREFERRED STOCKS - 0.6%

BRAZIL - 0.6%
4,700	*	Ambev Cia De Bebidas Das	653,710

		TOTAL BRAZIL	653,710

		TOTAL PREFERRED STOCKS	653,710

		(Cost $518,068)

RIGHTS / WARRANTS - 0.0%
BRAZIL - 0.0%
2,368		MMX Mineracao e Metalicos S.A.	14

		TOTAL BRAZIL	14

POLAND - 0.0%
1,807	m	Asseco Poland S.A.	101

		TOTAL POLAND	101

		TOTAL RIGHTS / WARRANTS	115

		(Cost $0)

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES	COMPANY	VALUE

	TOTAL INVESTMENTS - 99.8%	$113,706,171
	(Cost $100,035,858)
	OTHER ASSETS & LIABILITIES, NET - 0.2%	245,725

	NET ASSETS - 100.0%	$113,951,896

Abbreviation(s):
ADR - American Depositary Receipt
GDR - Global Depositary Receipt

*	Non-income producing.
f	Restricted security. At October 31, 2010, the value of these securities are $2,535,349 or 2.2% of net assets.
g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 10/31/2010, the value of this security amounted to $5,793,897 or 5.1% of net assets.

m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS
EMERGING MARKETS EQUITY INDEX FUND
SUMMARY OF MARKET VALUES BY SECTOR
October 31, 2010

SECTOR	VALUE	% OF NET ASSETS

FINANCIALS	$31,571,485	27.7%
MATERIALS	15,804,874	13.9
ENERGY	13,593,291	12.0
INDUSTRIALS	13,023,806	11.4
INFORMATION TECHNOLOGY	12,310,950	10.8
TELECOMMUNICATION SERVICES	8,785,674	7.7
CONSUMER STAPLES	7,439,800	6.5
CONSUMER DISCRETIONARY	7,154,177	6.3
UTILITIES	3,466,520	3.0
HEALTH CARE	555,594	0.5
OTHER ASSETS & LIABILITIES, NET	245,725	0.2

NET ASSETS	$113,951,896	100.0%

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

TIAA-CREF FUNDS
ENHANCED INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS
October 31, 2010

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.4%

AUSTRALIA - 8.4%
19,215		AGL Energy Ltd	$302,847
217,598		Australia & New Zealand Banking Group Ltd	5,288,204
10,531		Bendigo Bank Ltd	93,357
195,469		BHP Billiton Ltd	8,026,490
15,673		Brambles Ltd	97,795
80,961		Caltex Australia Ltd	921,528
67,883		Coca-Cola Amatil Ltd	809,242
1,439		Cochlear Ltd	100,108
120,343		Commonwealth Bank of Australia	5,764,428
38,394		CSL Ltd	1,234,698
41,082		Energy Resources of Australia Ltd	523,547
7		Incitec Pivot Ltd	26
540,674		John Fairfax Holdings Ltd	767,945
26,202		Leighton Holdings Ltd	941,948
35,102	*	Macquarie Group Ltd	1,244,707
517,582		Macquarie Infrastructure Group	763,031
141,640		Metcash Ltd	606,309
71,853		National Australia Bank Ltd	1,791,967
20,976		Newcrest Mining Ltd	821,060
21,613		OneSteel Ltd	57,162
2,382		Orica Ltd	58,752
156,869		QBE Insurance Group Ltd	2,639,896
41,289		Rio Tinto Ltd	3,344,367
43,358		Santos Ltd	535,988
36,993		TABCORP Holdings Ltd	267,425
4,110	*	TABCORP Holdings Ltd	29,712
673,507		Telstra Corp Ltd	1,761,489
28,965		Westfield Group	351,254
69,493		Westpac Banking Corp	1,545,231
122,790		Woolworths Ltd	3,409,908
36,981		WorleyParsons Ltd	831,358

		TOTAL AUSTRALIA	44,931,779

AUSTRIA - 0.3%
43,414		OMV AG.	1,622,072
2,760		Voestalpine AG.	109,421

		TOTAL AUSTRIA	1,731,493

BELGIUM - 1.2%
2,413		Belgacom S.A.	94,674
149,567		Fortis	459,842
55,603		InBev NV	3,485,179
48,555		Umicore	2,285,517

		TOTAL BELGIUM	6,325,212

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

DENMARK - 1.2%
25,162		Carlsberg AS (Class B)	$2,751,896
35,600		Novo Nordisk AS (Class B)	3,747,298

		TOTAL DENMARK	6,499,194

FINLAND - 1.4%
74,575		Fortum Oyj	2,114,273
182,433		Nokia Oyj	1,970,344
49,899		OKO Bank (Class A)	631,643
146,834		UPM-Kymmene Oyj	2,442,144
6,919		Wartsila Oyj (B Shares)	485,345

		TOTAL FINLAND	7,643,749

FRANCE - 9.7%
78,428		AXA S.A.	1,427,762
77,395		BNP Paribas	5,660,600
14,061		Bouygues S.A.	619,687
14,130		Bureau Veritas S.A.	1,044,272
22,780		Casino Guichard Perrachon S.A.	2,140,101
12,482		Christian Dior S.A.	1,805,866
177,624		Credit Agricole S.A.	2,910,981
9,741		France Telecom S.A.	234,071
72,675		Gaz de France	2,900,955
1,149		Groupe Danone	72,723
4,918		ICADE	540,745
52,536		Legrand S.A.	2,028,338
5,822		Neopost S.A.	483,672
63,606	*	Peugeot S.A.	2,531,867
50,295		Publicis Groupe S.A.	2,505,321
81,209		Safran S.A.	2,574,748
84,643		Sanofi-Aventis	5,911,512
6,109		Schneider Electric S.A.	867,256
42,391		SCOR	1,042,526
7,445		Societe BIC S.A.	660,574
147,534		Total S.A.	8,017,416
63,082		Vinci S.A.	3,369,670
89,967		Vivendi Universal S.A.	2,566,303

		TOTAL FRANCE	51,916,966

GERMANY - 8.0%
29,323		Adidas-Salomon AG.	1,912,847
40,693		Allianz AG.	5,099,551
76,590		BASF AG.	5,572,941
11,839		Bayer AG.	883,525
49,580		Bayerische Motoren Werke AG.	3,554,470
118,909	*	Commerzbank AG.	1,071,597
492	*	Continental AG.	42,743
11,286		DaimlerChrysler AG. (EUR)	745,024
10,233		Deutsche Bank AG.	589,916
161,251		Deutsche Post AG.	3,007,351
11,766		Deutsche Telekom AG.	170,473

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

19,835		E.ON AG.	$621,143
21,315		Fresenius AG. (Preference)	1,910,801
6,198		Fresenius SE	546,999
23,332		Hannover Rueckversicherung AG.	1,180,411
41,258		Henkel KGaA (Preference)	2,433,582
16,372		Hochtief AG.	1,418,463
4,420		Linde AG.	636,399
56,058		SAP AG.	2,923,467
52,980		Siemens AG.	6,052,380
37,489		Suedzucker AG.	887,012
57,250		United Internet AG.	1,025,887
1,522		Volkswagen AG.	199,885

		TOTAL GERMANY	42,486,867

GREECE - 0.1%
33,750		Public Power Corp	566,028

		TOTAL GREECE	566,028

HONG KONG - 2.5%
46,700		ASM Pacific Technology	421,136
438,000		Cathay Pacific Airways Ltd	1,178,171
128,500		CLP Holdings Ltd	1,044,412
38,000		Hang Lung Group Ltd	252,230
142,000		Hong Kong Electric Holdings Ltd	902,242
28,200		Hong Kong Exchanges and Clearing Ltd	620,664
112,000		Li & Fung Ltd	591,698
709,802		Link Real Estate Investment Trust	2,188,585
710,000		New World Development Ltd	1,401,451
153,000		Swire Pacific Ltd (Class A)	2,171,263
343,000		Wharf Holdings Ltd	2,252,372
107,000		Wheelock & Co Ltd	374,785

		TOTAL HONG KONG	13,399,009

IRELAND - 0.1%
10,234		Kerry Group plc (Class A)	376,745

		TOTAL IRELAND	376,745

ISRAEL - 0.8%
47,612	*	Bank Hapoalim Ltd	215,960
56,634	*	Bank Leumi Le-Israel	260,777
83,085		Bezeq Israeli Telecommunication Corp Ltd	220,311
2,376		Cellcom Israel Ltd	80,257
191		Delek Group Ltd	52,800
1,228		Discount Investment Corp	28,070
1,114		Elbit Systems Ltd	59,538
21,291		Israel Chemicals Ltd	325,617
111	*	Israel Corp Ltd	119,076
25,912	*	Israel Discount Bank Ltd	52,879
11,490		Makhteshim-Agan Industries Ltd	57,742
5,884		Mizrahi Tefahot Bank Ltd	55,028
2,969	*	Nice Systems Ltd	96,530
2,852		Ormat Industries	22,789

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

4,083		Partner Communications	$82,322
46,454		Teva Pharmaceutical Industries Ltd	2,418,853

		TOTAL ISRAEL	4,148,549

ITALY - 2.6%
1,005,599		Banca Intesa S.p.A.	3,537,471
333,732		Banca Intesa S.p.A. RSP	914,577
149,749		Enel S.p.A.	855,045
33,982		ENI S.p.A.	765,725
166,467		Fiat S.p.A.	2,817,336
50,291	*	Mediobanca S.p.A.	521,113
2,172,206		Telecom Italia RSP	2,660,484
634,703		Telecom Italia S.p.A.	973,484
96,634		Terna Rete Elettrica Nazionale S.p.A.	445,852
113,269		UniCredito Italiano S.p.A.	295,274

		TOTAL ITALY	13,786,361

JAPAN - 20.6%
174,500		Aeon Co Ltd	2,055,747
41,900	*	Aisin Seiki Co Ltd	1,315,786
7,400		Alfresa Holdings Corp	311,284
26,100		Asahi Breweries Ltd	527,060
75,000		Asahi Glass Co Ltd	720,455
301,000		Asahi Kasei Corp	1,769,268
28,700		Astellas Pharma, Inc	1,067,824
66,700		Canon, Inc	3,083,435
167		Central Japan Railway Co	1,263,862
78,000		Chubu Electric Power Co, Inc	1,973,506
101,000		Cosmo Oil Co Ltd	272,362
15,100		Credit Saison Co Ltd	215,044
102,000		Dai Nippon Printing Co Ltd	1,287,834
91,000	*	Daihatsu Motor Co Ltd	1,230,372
96,900		Dainippon Sumitomo Pharma Co Ltd	874,231
27,900		Daito Trust Construction Co Ltd	1,685,026
11,000		Daiwa House Industry Co Ltd	118,790
171,000	*	Daiwa Securities Group, Inc	697,005
6,000		Dena Co Ltd	155,238
53,300		Denso Corp	1,659,209
29,000		Dowa Holdings Co Ltd	176,227
14,800		East Japan Railway Co	914,999
31,000		Eisai Co Ltd	1,066,335
36,700	*	Elpida Memory, Inc	376,258
5,400	*	Fanuc Ltd	781,782
1,300		Fast Retailing Co Ltd	170,113
375,000		Fujitsu Ltd	2,563,067
15,900		Hitachi Chemical Co Ltd	295,396
373,000	*	Hitachi Ltd	1,687,237
141,600		Honda Motor Co Ltd	5,168,126
25,000	*	Hoya Corp	584,690
12,800		Idemitsu Kosan Co Ltd	1,076,873
76		Inpex Holdings, Inc	395,253
517,000		Ishikawajima-Harima Heavy Industries Co Ltd	982,987

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

5,000	*	Isuzu Motors Ltd	$19,262
98		Japan Prime Realty Investment Corp	243,447
202	*	Japan Retail Fund Investment Corp	315,539
8,000		Japan Steel Works Ltd	76,252
6,000	*	JX Holdings, Inc	35,268
60,000		Kamigumi Co Ltd	468,995
43,300		Kansai Electric Power Co, Inc	1,096,625
30,800		Kao Corp	781,961
111,000		Kintetsu Corp	351,746
38,000		Kirin Brewery Co Ltd	521,337
52,800		Konami Corp	930,414
31,600		Kurita Water Industries Ltd	821,514
19,600		Kyocera Corp	1,955,860
25,200		Kyushu Electric Power Co, Inc	597,196
61,000		Marubeni Corp	383,572
43,800		Matsushita Electric Industrial Co Ltd	643,910
24,100		Mediceo Paltac Holdings Co Ltd	281,521
20,800		MEIJI Holdings Co Ltd	960,259
97,000		Millea Holdings, Inc	2,733,889
143,000		Minebea Co Ltd	785,460
177,000		Mitsubishi Chemical Holdings Corp	912,825
82,800		Mitsubishi Corp	1,991,028
108,000		Mitsubishi Electric Corp	1,013,297
1,062,200		Mitsubishi UFJ Financial Group, Inc	4,949,981
3,090		Mitsubishi UFJ Lease & Finance Co Ltd	103,371
153,000		Mitsui & Co Ltd	2,405,181
379,000		Mitsui Engineering & Shipbuilding Co Ltd	857,189
38,000		Mitsui Fudosan Co Ltd	718,255
307,000		Mitsui Mining & Smelting Co Ltd	934,696
200,000		Mitsui Trust Holdings, Inc	723,251
4,500		Murata Manufacturing Co Ltd	253,045
1,100		Nidec Corp	108,811
900		Nintendo Co Ltd	233,192
19,000		Nippon Electric Glass Co Ltd	244,849
196,000		Nippon Sheet Glass Co Ltd	431,117
58,000		Nippon Steel Corp	182,354
50,000		Nippon Telegraph & Telephone Corp	2,271,033
153,000		Nippon Yusen Kabushiki Kaisha	644,551
45,500		Nisshin Seifun Group, Inc	563,166
26		Nomura Real Estate Office Fund, Inc	159,774
62,000		NSK Ltd	469,989
48,000	*	NTN Corp	217,721
843		NTT DoCoMo, Inc	1,419,491
1,140		Obic Co Ltd	210,518
25,800		Omron Corp	598,911
9,700		Oriental Land Co Ltd	940,226
8,590		ORIX Corp	783,529
93,000		Osaka Gas Co Ltd	351,336
1,700		Otsuka Corp	107,953
29,000		Ricoh Co Ltd	405,791
7,700		Sankyo Co Ltd	410,501
102,400		Sega Sammy Holdings, Inc	1,672,096

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

46,700		Seiko Epson Corp	$744,577
102,000		Sekisui Chemical Co Ltd	648,987
83,000	*	Sharp Corp	819,995
8,600		Shin-Etsu Chemical Co Ltd	435,504
22,800		Shinko Electric Industries	221,852
206,000	*	Shinko Securities Co Ltd	437,753
121,000		Shinsei Bank Ltd	96,235
29,900		Softbank Corp	962,359
186,500	*	Sojitz Holdings Corp	343,010
35,000	*	Sony Corp	1,170,001
444,000		Sumitomo Chemical Co Ltd	1,936,671
63,500		Sumitomo Corp	804,896
158,900		Sumitomo Electric Industries Ltd	2,027,964
57,000		Sumitomo Metal Mining Co Ltd	905,257
136,000		Sumitomo Mitsui Financial Group, Inc	4,076,451
23,050		T&D Holdings, Inc	472,343
376,000		Taisei Corp	803,678
58,000		Takeda Pharmaceutical Co Ltd	2,717,287
95,000		Tokuyama Corp	520,629
48,300		Tokyo Electric Power Co, Inc	1,155,431
283,000		Tokyo Gas Co Ltd	1,332,882
134,000		Tokyo Tatemono Co Ltd	541,195
33,900		Toyo Seikan Kaisha Ltd	578,411
18,000		Toyo Suisan Kaisha Ltd	386,082
30,600	*	Toyoda Gosei Co Ltd	659,381
99,100	*	Toyota Motor Corp	3,520,901
21,400		Toyota Tsusho Corp	332,156
1,740		USS Co Ltd	135,360
230		West Japan Railway Co	854,033
2,232		Yahoo! Japan Corp	781,075
14,430		Yamada Denki Co Ltd	937,851

		TOTAL JAPAN	111,175,943

KAZAKHSTAN - 0.2%
67,882		Eurasian Natural Resources Corp	946,850

		TOTAL KAZAKHSTAN	946,850

MACAU - 0.2%
486,800	*	Wynn Macau Ltd	1,076,440

		TOTAL MACAU	1,076,440

MEXICO - 0.2%
44,536		Fresnillo plc	892,029

		TOTAL MEXICO	892,029

NETHERLANDS - 4.8%
15,679		Corio NV	1,151,767
48,587		DSM NV	2,598,091
19,182		Heineken Holding NV	826,021
158,050		Koninklijke Ahold NV	2,184,342
92,135		Koninklijke Philips Electronics NV	2,786,514
178,519		Royal Dutch Shell plc (A Shares)	5,795,375

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES	COMPANY	VALUE

204,405	Royal Dutch Shell plc (B Shares)	$6,545,658
219,196	Royal KPN NV	3,660,924
11,647	Unilever NV	345,360

	TOTAL NETHERLANDS	25,894,052

NEW ZEALAND - 0.2%
145,882	Fletcher Building Ltd	913,060
24,630	Sky City Entertainment Group Ltd	56,706
59,400	Telecom Corp of New Zealand Ltd	92,831

	TOTAL NEW ZEALAND	1,062,597

NORWAY - 1.1%
88,649	SeaDrill Ltd	2,685,232
178,409	Telenor ASA	2,877,221
11,217	Yara International ASA	589,905

	TOTAL NORWAY	6,152,358

PORTUGAL - 0.3%
420,269	Energias de Portugal S.A.	1,607,974

	TOTAL PORTUGAL	1,607,974

SINGAPORE - 1.6%
74,000	Ascendas Real Estate Investment Trust	117,778
236,000	CapitaMalls Asia Ltd	390,203
218,000	ComfortDelgro Corp Ltd	249,278
70,000	Fraser and Neave Ltd	337,480
1,383,000	Golden Agri-Resources Ltd	694,545
27,000	Jardine Cycle & Carriage Ltd	819,825
37,000	Keppel Corp Ltd	285,297
330,000	Oversea-Chinese Banking Corp	2,297,227
269,000	SembCorp Industries Ltd	951,881
289,000	SembCorp Marine Ltd	1,027,119
10,000	Singapore Airlines Ltd	122,228
79,000	Singapore Exchange Ltd	537,124
22,000	United Overseas Bank Ltd	316,835
103,000	United Overseas Land Ltd	362,088

	TOTAL SINGAPORE	8,508,908

SPAIN - 4.0%
27,299	Banco Bilbao Vizcaya Argentaria S.A.	359,050
522,852	Banco Santander Central Hispano S.A.	6,717,448
299,138	Criteria Caixacorp S.A.	1,689,093
85,354	Enagas	1,881,130
69,236	Gas Natural SDG S.A.	1,013,735
38,331	Inditex S.A.	3,201,479
49,598	Red Electrica de Espana	2,491,656
25,696	Repsol YPF S.A.	712,592
125,654	Telefonica S.A.	3,392,774

	TOTAL SPAIN	21,458,957

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

SWEDEN - 3.4%
141,698		Atlas Copco AB (A Shares)	$2,961,389
144,379		Boliden AB	2,451,113
96,309		Electrolux AB (Series B)	2,335,760
102,518		Ericsson (LM) (B Shares)	1,126,529
361,649		Nordea Bank AB	3,982,138
22,263		Ratos AB (B Shares)	793,911
137,551		Skandinaviska Enskilda Banken AB (Class A)	1,065,664
101,881		SKF AB (B Shares)	2,631,047
58,393		Svenska Cellulosa AB (B Shares)	905,663

		TOTAL SWEDEN	18,253,214

SWITZERLAND - 7.6%
13,209		ABB Ltd	273,563
18,948		Aryzta AG.	840,486
106,807		Credit Suisse Group	4,412,076
232		Givaudan S.A.	239,061
85,046		Julius Baer Holding AG.	1,343,901
3,474		Kuehne & Nagel International AG.	429,639
184,589		Nestle S.A.	10,110,611
142,768		Novartis AG.	8,276,931
5,228		Pargesa Holding S.A.	414,659
26,998		Roche Holding AG.	3,964,444
146,236		STMicroelectronics NV	1,278,991
6,338		Swisscom AG.	2,647,784
176,034	*	UBS AG. (Switzerland)	2,980,262
14,635		Zurich Financial Services AG.	3,582,716

		TOTAL SWITZERLAND	40,795,124

UNITED KINGDOM - 18.9%
40,873		Aggreko plc	1,031,513
17,677		Anglo American plc (London)	823,684
28,350		Antofagasta plc	600,540
1,132		Associated British Foods plc	18,991
113,156		AstraZeneca plc (ADR)	5,709,852
62,175		Babcock International Group	577,832
167,172		BAE Systems plc	923,342
264,608		Balfour Beatty plc	1,173,194
1,042,335		Barclays plc	4,586,332
167,859		BG Group plc	3,269,319
172,649		BHP Billiton plc	6,123,521
101,611		BP plc (ADR)	4,148,777
155,986		British American Tobacco plc	5,948,675
212,390		British Sky Broadcasting plc	2,404,384
1,011,970		BT Group plc	2,492,293
27,659		Carnival plc	1,192,193
674,944		Centrica plc	3,592,734
193,730		Diageo plc	3,576,078
95,405		Firstgroup plc	623,566
205,632		GlaxoSmithKline plc	4,023,129
805,658		HSBC Holdings plc	8,379,535
7,725		Imperial Tobacco Group plc	247,439
65,640		Intercontinental Hotels Group plc	1,269,502

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

7,932		International Power plc	$53,038
150,479		Investec plc	1,201,261
626,164	*	ITV plc	684,776
408,553		J Sainsbury plc	2,548,534
10,993		Kazakhmys plc	231,809
1,627,469		Legal & General Group plc	2,618,208
103,796	*	Lloyds TSB Group plc	114,659
26,779		Next plc	980,479
74,477		Petrofac Ltd	1,745,919
41,225		Reckitt Benckiser Group plc	2,306,047
473,195		Resolution Ltd	1,985,790
105,998		Rio Tinto plc	6,854,985
185,537		Sage Group plc	800,914
276,383		Segro plc	1,312,645
64,930		Severn Trent plc	1,451,367
81,553		Smiths Group plc	1,557,664
161,278		Standard Chartered plc	4,665,845
153,745		Tesco plc	1,051,560
29,135		Unilever plc	839,854
221,443		Vodafone Group plc (ADR)	6,091,897
6,429		Xstrata plc	124,597

		TOTAL UNITED KINGDOM	101,958,273

		TOTAL COMMON STOCKS	533,594,671

		(Cost $488,751,014)

RIGHTS / WARRANTS - 0.0%
SPAIN - 0.0%
522,852		Banco Santander S.A.	86,597

		TOTAL SPAIN	86,597

UNITED KINGDOM - 0.0%
20,159		Standard Chartered plc	169,746

		TOTAL UNITED KINGDOM	169,746

		TOTAL RIGHTS / WARRANTS	256,343

		(Cost $87,565)

PRINCIPAL	ISSUER	MATURITY DATE

SHORT-TERM INVESTMENTS - 0.3%
GOVERNMENT AGENCY DEBT - 0.3%
$ 1,345,000	Federal Home Loan Bank (FHLB)	11/01/10	1,345,000

	TOTAL GOVERNMENT AGENCY DEBT		1,345,000

	TOTAL SHORT-TERM INVESTMENTS		1,345,000

	(Cost $1,345,000)

	TOTAL INVESTMENTS - 99.7%		535,196,014
	(Cost $490,183,579)
	OTHER ASSETS & LIABILITIES, NET - 0.3%		1,520,892

	NET ASSETS - 100.0%		$536,716,906

Abbreviation(s):
ADR - American Depositary Receipt

*	Non-income producing.

TIAA-CREF FUNDS
ENHANCED INTERNATIONAL EQUITY INDEX FUND
SUMMARY OF MARKET VALUES BY SECTOR
October 31, 2010

SECTOR	VALUE	% OF NET ASSETS

FINANCIALS	$130,984,737	24.4%
INDUSTRIALS	65,528,597	12.2
MATERIALS	56,798,860	10.6
CONSUMER DISCRETIONARY	55,637,301	10.4
CONSUMER STAPLES	54,306,852	10.1
HEALTH CARE	45,046,632	8.4
ENERGY	39,900,262	7.4
TELECOMMUNICATION SERVICES	32,186,172	6.0
UTILITIES	28,351,407	5.3
INFORMATION TECHNOLOGY	25,110,194	4.6
SHORT - TERM INVESTMENTS	1,345,000	0.3
OTHER ASSETS & LIABILITIES, NET	1,520,892	0.3

NET ASSETS	$536,716,906	100.0%

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

TIAA-CREF FUNDS
ENHANCED LARGE-CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS
October 31, 2010

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.9%

AUTOMOBILES & COMPONENTS - 2.2%
35,100	*	Autoliv, Inc	$2,502,630
439,100	*	Ford Motor Co	6,204,483
24,688	*	Goodyear Tire & Rubber Co	252,311
11,900		Harley-Davidson, Inc	365,092
181,700		Johnson Controls, Inc	6,381,304
34,400	*	TRW Automotive Holdings Corp	1,571,736

		TOTAL AUTOMOBILES & COMPONENTS	17,277,556

CAPITAL GOODS - 10.4%
39,292		3M Co	3,309,172
11,100	*	Alliant Techsystems, Inc	846,264
20,099		Ametek, Inc	1,086,351
2,300	*	Babcock & Wilcox Co	52,486
39,800		Boeing Co	2,811,472
66,845		Caterpillar, Inc	5,254,018
32,300	*	Chicago Bridge & Iron Co NV	814,283
600	*	CNH Global NV	23,814
61,700		Cooper Industries plc	3,234,313
49,500		Cummins, Inc	4,360,950
71,724		Danaher Corp	3,109,953
31,700		Dover Corp	1,683,270
47,800		Eaton Corp	4,246,074
16,495		Emerson Electric Co	905,576
200,100		General Electric Co	3,205,602
159,100		Honeywell International, Inc	7,495,201
7,800		IDEX Corp	281,424
56,600		Joy Global, Inc	4,015,770
12,800		KBR, Inc	325,120
52,795		Lockheed Martin Corp	3,763,756
18,000	*	Oshkosh Truck Corp	531,180
38,898	*	Owens Corning, Inc	1,051,802
54,500		Parker Hannifin Corp	4,171,975
17,200		Regal-Beloit Corp	992,612
36,100		Rockwell Automation, Inc	2,251,557
43,300		Rockwell Collins, Inc	2,620,083
15,600	*	Shaw Group, Inc	476,736
1,200		SPX Corp	80,472
90,700		Textron, Inc	1,888,374
12,698	*	Thomas & Betts Corp	552,998
88,214		Timken Co	3,653,824
12,000		Toro Co	681,120
9,200		Tyco International Ltd	352,176
50,561		United Technologies Corp	3,780,446
9,500		Valmont Industries, Inc	749,075

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

31,342		W.W. Grainger, Inc	$3,887,348
27,300	*	WABCO Holdings, Inc	1,267,266
16,800	*	WESCO International, Inc	719,376

		TOTAL CAPITAL GOODS	80,533,289

COMMERCIAL & PROFESSIONAL SERVICES - 0.3%
8,600		Avery Dennison Corp	312,610
18,700		Dun & Bradstreet Corp	1,391,467
33,072	*	Verisk Analytics, Inc	985,876

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	2,689,953

CONSUMER DURABLES & APPAREL - 1.7%
59,400		Coach, Inc	2,970,000
26,400	*	Fossil, Inc	1,557,336
12,200	*	Harman International Industries, Inc	409,310
92,100		Nike, Inc (Class B)	7,500,624
26,639		Tupperware Corp	1,193,694
2,700		Whirlpool Corp	204,741

		TOTAL CONSUMER DURABLES & APPAREL	13,835,705

CONSUMER SERVICES - 4.1%
72,100	*	Apollo Group, Inc (Class A)	2,702,308
11,300		Brinker International, Inc	209,502
113,100		Carnival Corp	4,882,527
6,300		Darden Restaurants, Inc	287,973
17,900	*	ITT Educational Services, Inc	1,155,087
140,100		Marriott International, Inc (Class A)	5,190,705
79,878		McDonald’s Corp	6,212,112
16,000	*	Panera Bread Co (Class A)	1,432,160
249,408		Starbucks Corp	7,103,140
18,500		Starwood Hotels & Resorts Worldwide, Inc	1,001,590
3,200		Strayer Education, Inc	447,456
4,800		Weight Watchers International, Inc	160,752
1,200		Wynn Resorts Ltd	128,604

		TOTAL CONSUMER SERVICES	30,913,916

DIVERSIFIED FINANCIALS - 3.4%
12,500	*	Affiliated Managers Group, Inc	1,070,125
239,508		American Express Co	9,930,002
67,800		Ameriprise Financial, Inc	3,504,582
3,100		BlackRock, Inc	530,069
38,462		Eaton Vance Corp	1,106,552
30,100		Franklin Resources, Inc	3,452,470
5,381	*	IntercontinentalExchange, Inc	618,115
22,400		Janus Capital Group, Inc	236,544
60,300		Moody’s Corp	1,631,718
78,900		Morgan Stanley	1,962,243
18,300	*	Nasdaq Stock Market, Inc	384,666
45,300		SEI Investments Co	1,003,395
30,000		Waddell & Reed Financial, Inc (Class A)	872,100

		TOTAL DIVERSIFIED FINANCIALS	26,302,581

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

ENERGY - 9.6%
28,800		Chevron Corp	$2,379,168
56,101		Cimarex Energy Co	4,305,752
135,000		ConocoPhillips	8,019,000
16,600		Core Laboratories NV	1,290,982
9,000	*	Exterran Holdings, Inc	226,530
575,600		Exxon Mobil Corp	38,260,132
70,158		Halliburton Co	2,235,234
31,200		Murphy Oil Corp	2,032,992
20,600		Occidental Petroleum Corp	1,619,778
4,300	*	Oil States International, Inc	219,816
188,200		Schlumberger Ltd	13,153,298
7,800	*	Superior Energy Services	215,436
5,600	*	Whiting Petroleum Corp	562,464

		TOTAL ENERGY	74,520,582

FOOD & STAPLES RETAILING - 2.7%
84,402		Costco Wholesale Corp	5,297,914
83,500		Walgreen Co	2,828,980
224,528		Wal-Mart Stores, Inc	12,162,681
13,500	*	Whole Foods Market, Inc	536,625

		TOTAL FOOD & STAPLES RETAILING	20,826,200

FOOD, BEVERAGE & TOBACCO - 5.9%
126,453		Coca-Cola Co	7,754,099
138,800		Coca-Cola Enterprises, Inc	3,332,588
11,700		ConAgra Foods, Inc	263,133
101,500		Dr Pepper Snapple Group, Inc	3,709,825
4,900		Flowers Foods, Inc	124,852
27,600	*	Hansen Natural Corp	1,413,396
61,052		Hershey Co	3,021,463
106,900		PepsiCo, Inc	6,980,570
268,925		Philip Morris International, Inc	15,732,113
244,800		Sara Lee Corp	3,507,984

		TOTAL FOOD, BEVERAGE & TOBACCO	45,840,023

HEALTH CARE EQUIPMENT & SERVICES - 5.1%
3,871	*	Allscripts Healthcare Solutions, Inc	73,897
44,182		Bard (C.R.), Inc	3,672,408
16,545		Baxter International, Inc	842,141
41,600		Becton Dickinson & Co	3,141,632
121,800		Cardinal Health, Inc	4,225,242
3,100		Cooper Cos, Inc	152,954
40,700		Covidien plc	1,622,709
157,012	*	Express Scripts, Inc	7,618,223
28,100	*	Henry Schein, Inc	1,577,815
24,000		Hill-Rom Holdings, Inc	930,000
5,015	*	Hospira, Inc	298,292
700	*	Idexx Laboratories, Inc	41,972
8,200	*	Intuitive Surgical, Inc	2,156,190
120,400	*	Medco Health Solutions, Inc	6,324,612

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

106,900		Medtronic, Inc	$3,763,948
59,920		Stryker Corp	2,965,441

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	39,407,476

HOUSEHOLD & PERSONAL PRODUCTS - 1.7%
105,644		Colgate-Palmolive Co	8,147,265
50,100		Estee Lauder Cos (Class A)	3,565,617
24,200		Herbalife Ltd	1,545,412

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	13,258,294

INSURANCE - 0.7%
11,500		ACE Ltd	683,330
84,600		Aflac, Inc	4,728,294
1,300		Erie Indemnity Co (Class A)	74,334

		TOTAL INSURANCE	5,485,958

MATERIALS - 4.9%
37,500		Albemarle Corp	1,879,875
9,600		Ashland, Inc	495,648
5,500		Carpenter Technology Corp	196,130
35,000	*	Crown Holdings, Inc	1,126,650
129,400		Du Pont (E.I.) de Nemours & Co	6,118,032
1,100		Eastman Chemical Co	86,427
103,100		Freeport-McMoRan Copper & Gold, Inc (Class B)	9,761,508
23,900		International Flavors & Fragrances, Inc	1,198,824
93,300		International Paper Co	2,358,624
30,800		Lubrizol Corp	3,156,692
45,900		Nalco Holding Co	1,293,462
34,300		Newmont Mining Corp	2,087,841
37,705		PPG Industries, Inc	2,891,974
30,485		Scotts Miracle-Gro Co (Class A)	1,627,899
17,000		Sherwin-Williams Co	1,240,490
24,700		Sigma-Aldrich Corp	1,566,474
10,700	*	Titanium Metals Corp	210,362
13,800		Valspar Corp	442,980

		TOTAL MATERIALS	37,739,892

MEDIA - 1.4%
10,100		CBS Corp (Class B)	170,993
167,400	*	DIRECTV	7,275,204
3,700		John Wiley & Sons, Inc (Class A)	159,692
9,000	*	Madison Square Garden, Inc	187,110
2,800		McGraw-Hill Cos, Inc	105,420
27,700		News Corp (Class A)	400,542
17,400		Regal Entertainment Group (Class A)	234,900
33,600		Scripps Networks Interactive (Class A)	1,709,904
321,000	*	Sirius XM Radio, Inc	479,895
12,555		Viacom, Inc (Class B)	484,497

		TOTAL MEDIA	11,208,157

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4.8%
209,100		Abbott Laboratories	$10,731,012
30,800		Allergan, Inc	2,230,228
124,500	*	Celgene Corp	7,727,715
78,200		Eli Lilly & Co	2,752,640
216,200	*	Gilead Sciences, Inc	8,576,654
23,200		Johnson & Johnson	1,477,144
2,800	*	Mettler-Toledo International, Inc	365,568
2,200		Techne Corp	134,024
41,800		Warner Chilcott plc	1,004,872
36,800	*	Waters Corp	2,727,984

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	37,727,841

REAL ESTATE - 0.8%
71,500		Apartment Investment & Management Co (Class A)	1,666,665
2,700	*	CB Richard Ellis Group, Inc (Class A)	49,545
63,800	b	General Growth Properties, Inc	1,071,840
21,658		Jones Lang LaSalle, Inc	1,690,623
32,919		Rayonier, Inc	1,718,372
10,500		UDR, Inc	236,040
1,800		Vornado Realty Trust	157,302

		TOTAL REAL ESTATE	6,590,387

RETAILING - 5.7%
62,783		Advance Auto Parts	4,079,639
41,700	*	Amazon.com, Inc	6,886,338
16,000	*	Autozone, Inc	3,802,080
41,800	*	Bed Bath & Beyond, Inc	1,835,020
38,700		Best Buy Co, Inc	1,663,326
54,500	*	Big Lots, Inc	1,709,665
57,500	*	Dick’s Sporting Goods, Inc	1,657,150
25,100	*	Dollar Tree, Inc	1,287,881
73,244		Home Depot, Inc	2,261,775
5,100		Macy’s, Inc	120,564
8,700	*	Priceline.com, Inc	3,278,247
89,992		Ross Stores, Inc	5,308,628
106,200		Target Corp	5,516,028
47,200		TJX Companies, Inc	2,166,008
88,400		Williams-Sonoma, Inc	2,861,508

		TOTAL RETAILING	44,433,857

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.8%
179,391		Altera Corp	5,598,793
155,111		Analog Devices, Inc	5,222,587
42,100	*	Atheros Communications, Inc	1,306,784
51,500	*	Atmel Corp	456,290
35,000	*	Avago Technologies Ltd	863,800
12,200	*	Cypress Semiconductor Corp	172,020
483,800		Intel Corp	9,709,866
34,525	*	Lam Research Corp	1,580,900
126,900	*	Marvell Technology Group Ltd	2,450,439
209,000	*	Teradyne, Inc	2,349,160

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	29,710,639

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

SOFTWARE & SERVICES - 16.2%
172,148		Accenture plc	$7,696,737
72,700	*	Autodesk, Inc	2,630,286
60,588	*	BMC Software, Inc	2,754,330
31,800		Broadridge Financial Solutions, Inc	699,600
45,290	*	Citrix Systems, Inc	2,901,730
35,100	*	Cognizant Technology Solutions Corp (Class A)	2,288,169
22,694		Factset Research Systems, Inc	1,992,079
34,000	*	Gartner, Inc	1,077,460
38,141	*	Google, Inc (Class A)	23,380,052
173,781		International Business Machines Corp	24,954,952
84,197		Lender Processing Services, Inc	2,428,241
10,200		Mastercard, Inc (Class A)	2,448,612
17,100	*	Micros Systems, Inc	776,169
798,000		Microsoft Corp	21,258,721
416,400		Oracle Corp	12,242,160
121,900	*	Red Hat, Inc	5,151,494
39,600	*	SAIC, Inc	615,384
103,300	*	Symantec Corp	1,671,394
30,985	*	Teradata Corp	1,219,570
5,161		Visa, Inc (Class A)	403,435
33,100	*	VMware, Inc (Class A)	2,530,826
1,900	*	WebMD Health Corp (Class A)	99,332
258,400		Western Union Co	4,547,840

		TOTAL SOFTWARE & SERVICES	125,768,573

TECHNOLOGY HARDWARE & EQUIPMENT - 11.9%
37,315	*	Agilent Technologies, Inc	1,298,562
128,000	*	Apple, Inc	38,511,359
538,466	*	Cisco Systems, Inc	12,293,179
283,400	*	Dell, Inc	4,075,292
93,100	*	EMC Corp	1,956,031
25,809	*	F5 Networks, Inc	3,037,719
52,100		Harris Corp	2,354,399
289,800		Hewlett-Packard Co	12,188,988
6,200	*	Itron, Inc	376,774
13,400	*	JDS Uniphase Corp	140,834
1,500		National Instruments Corp	52,185
49,452	*	NetApp, Inc	2,633,319
139,381	*	QLogic Corp	2,448,924
159,400		Qualcomm, Inc	7,193,722
89,100	*	SanDisk Corp	3,348,378

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	91,909,665

TELECOMMUNICATION SERVICES - 0.4%
9,000	*	American Tower Corp (Class A)	464,490
165,500	*	MetroPCS Communications, Inc	1,722,855
29,700	*	NII Holdings, Inc (Class B)	1,241,757

		TOTAL TELECOMMUNICATION SERVICES	3,429,102

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

TRANSPORTATION - 2.2%
100,500	*	Delta Air Lines, Inc	$1,395,945
16,000		FedEx Corp	1,403,520
59,600		J.B. Hunt Transport Services, Inc	2,143,216
1,500	*	Kansas City Southern Industries, Inc	65,730
18,500		Landstar System, Inc	695,970
32,700	*	UAL Corp	949,608
151,663		United Parcel Service, Inc (Class B)	10,212,986

		TOTAL TRANSPORTATION	16,866,975

		TOTAL COMMON STOCKS	776,276,621

		(Cost $666,124,968)

PRINCIPAL	ISSUER	MATURITY DATE

SHORT-TERM INVESTMENTS - 0.2%
GOVERNMENT AGENCY DEBT - 0.2%
$ 1,770,000	Federal Home Loan Bank (FHLB)	11/01/10	1,770,000

			1,770,000

	TOTAL SHORT-TERM INVESTMENTS		1,770,000

	(Cost $1,770,000)

	TOTAL INVESTMENTS - 100.1%		778,046,621
	(Cost $667,894,968)
	OTHER ASSETS & LIABILITIES, NET - (0.1)%		(568,426)

	NET ASSETS - 100.0%		$777,478,195

*	Non-income producing.
b	In bankruptcy.

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

TIAA-CREF FUNDS
ENHANCED LARGE-CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS
October 31, 2010

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.9%

AUTOMOBILES & COMPONENTS - 0.7%
31,483	*	Autoliv, Inc	$2,244,738
2,900	*	BorgWarner, Inc	162,719
27,700		Cooper Tire & Rubber Co	543,197
39,854	*	Ford Motor Co	563,137
6,315	*	Lear Corp (New)	558,246
23,285	*	TRW Automotive Holdings Corp	1,063,892

		TOTAL AUTOMOBILES & COMPONENTS	5,135,929

BANKS - 5.1%
16,675		Bank of Hawaii Corp	720,193
4,410		BB&T Corp	103,238
58,551		CapitalSource, Inc	357,747
21,830	*	CIT Group, Inc	945,894
22,000		Comerica, Inc	787,160
8,215		Commerce Bancshares, Inc	302,641
2,307		Cullen/Frost Bankers, Inc	120,979
42,686		East West Bancorp, Inc	752,554
127,410		Fifth Third Bancorp	1,600,270
639		First Citizens Bancshares, Inc (Class A)	119,352
102,054		Huntington Bancshares, Inc	578,646
96,965		Keycorp	794,143
6,910		People’s United Financial, Inc	85,062
84,430		PNC Financial Services Group, Inc	4,550,777
112,690		Regions Financial Corp	709,947
64,674		SunTrust Banks, Inc	1,618,143
192,446		US Bancorp	4,653,345
739,289		Wells Fargo & Co	19,280,658
2,237		Zions Bancorporation	46,216

		TOTAL BANKS	38,126,965

CAPITAL GOODS - 6.2%
28,999	*	AGCO Corp	1,231,588
12,106		Carlisle Cos, Inc	424,557
12,000	*	Chicago Bridge & Iron Co NV (ADR)	302,520
1,700		Cooper Industries plc	89,114
9,700		Crane Co	371,122
3,647		Dover Corp	193,656
15,019		Eaton Corp	1,334,138
610		Gardner Denver, Inc	35,270
17,685	*	General Cable Corp	494,119
54,943		General Dynamics Corp	3,742,717
866,206		General Electric Co	13,876,621
13,900		Goodrich Corp	1,140,773
12,331		Hubbell, Inc (Class B)	666,121

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

3,672		ITT Industries, Inc	$173,282
11,818		Joy Global, Inc	838,487
2,900		KBR, Inc	73,660
35,037		L-3 Communications Holdings, Inc	2,529,321
1,590		Lockheed Martin Corp	113,351
64,090		Northrop Grumman Corp	4,051,129
79,300	*	Owens Corning, Inc	2,144,272
20,769		Parker Hannifin Corp	1,589,867
84,643		Raytheon Co	3,900,349
10,333		Regal-Beloit Corp	596,317
42,328	*	Shaw Group, Inc	1,293,543
24,573	*	Thomas & Betts Corp	1,070,154
53,910		Timken Co	2,232,951
63,120		Tyco International Ltd	2,416,234
6,476	*	URS Corp	252,111

		TOTAL CAPITAL GOODS	47,177,344

COMMERCIAL & PROFESSIONAL SERVICES - 0.2%
43,571		R.R. Donnelley & Sons Co	803,885
2,150		Republic Services, Inc	64,092
18,920		Waste Management, Inc	675,822

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	1,543,799

CONSUMER DURABLES & APPAREL - 1.8%
9,900		Coach, Inc	495,000
45,149		Garmin Ltd	1,482,693
21,197		Hasbro, Inc	980,361
35,468		Jarden Corp	1,137,104
82,897		Mattel, Inc	1,933,987
2,800		MDC Holdings, Inc	72,100
43,198		Newell Rubbermaid, Inc	762,445
13,782	*	Pulte Homes, Inc	108,189
22,600		Stanley Works	1,400,522
17,700	*	Toll Brothers, Inc	317,538
11,500		Tupperware Corp	515,315
23,878		VF Corp	1,987,605
33,544		Whirlpool Corp	2,543,641

		TOTAL CONSUMER DURABLES & APPAREL	13,736,500

CONSUMER SERVICES - 0.2%
3,781		International Speedway Corp (Class A)	86,358
7,033		Marriott International, Inc (Class A)	260,573
30,774	*	MGM Mirage	336,360
9,644	*	Penn National Gaming, Inc	320,759
3,792	*	TAL Education Group (ADR)	67,498
2,445		Weight Watchers International, Inc	81,883
21,181		Wendy’s/Arby’s Group, Inc (Class A)	97,433
22,728		Wyndham Worldwide Corp	653,430

		TOTAL CONSUMER SERVICES	1,904,294

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

DIVERSIFIED FINANCIALS - 10.1%
20,392		American Express Co	$845,452
1,200,153		Bank of America Corp	13,729,750
74,445		Bank of New York Mellon Corp	1,865,592
36,189		Capital One Financial Corp	1,348,764
2,700,954	*	Citigroup, Inc	11,262,978
90,593		Discover Financial Services	1,598,966
94,736	*	E*Trade Financial Corp	1,354,725
84,130		Goldman Sachs Group, Inc	13,540,723
576,621		JPMorgan Chase & Co	21,698,249
39,987		Legg Mason, Inc	1,240,797
121,243		Morgan Stanley	3,015,313
29,424	*	SLM Corp	350,146
85,069		State Street Corp	3,552,481

		TOTAL DIVERSIFIED FINANCIALS	75,403,936

ENERGY - 11.4%
31,096	*	Alpha Natural Resources, Inc	1,404,606
19,699		Anadarko Petroleum Corp	1,212,867
63,254		Apache Corp	6,389,919
21,472		Arch Coal, Inc	527,996
7,708		Baker Hughes, Inc	357,112
12,500	*	Cameron International Corp	546,875
286,533		Chevron Corp	23,670,492
13,484		Cimarex Energy Co	1,034,897
14,650	*	Concho Resources, Inc	1,006,016
160,275		ConocoPhillips	9,520,335
32,078	*	Devon Energy Corp	2,085,712
72,153		El Paso Corp	956,749
65,593	*	Exterran Holdings, Inc	1,650,976
28,600		Halliburton Co	911,196
21,667		Helmerich & Payne, Inc	926,914
56,918		Hess Corp	3,587,542
92,745		Marathon Oil Corp	3,298,940
22,400	*	Mariner Energy, Inc	558,208
27,000		Massey Energy Co	1,135,890
62,668		Murphy Oil Corp	4,083,447
42,406	*	Nabors Industries Ltd	886,285
31,337		National Oilwell Varco, Inc	1,684,676
86,932		Occidental Petroleum Corp	6,835,463
13,047	*	Oceaneering International, Inc	807,218
28,358	*	Oil States International, Inc	1,449,661
7,670		Patterson-UTI Energy, Inc	148,875
37,600		Peabody Energy Corp	1,989,040
15,413		Pioneer Natural Resources Co	1,075,827
5,275	*	Rowan Cos, Inc	173,548
4,549	*	SEACOR Holdings, Inc	431,018
2,234		Southern Union Co	56,140
29,998		Spectra Energy Corp	713,052
50,241		Sunoco, Inc	1,882,530
8,144	*	Superior Energy Services	224,937
29,200		Tesoro Corp	378,432
19,518		Valero Energy Corp	350,348
3,050	*	Weatherford International Ltd	51,271

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

15,148	*	Whiting Petroleum Corp	$1,521,465
10,601		Williams Cos, Inc	228,134

		TOTAL ENERGY	85,754,609

FOOD & STAPLES RETAILING - 1.5%
117,454		CVS Corp	3,537,714
8,000		Kroger Co	176,000
71,914		Safeway, Inc	1,646,831
203,132		Supervalu, Inc	2,191,794
65,740		Wal-Mart Stores, Inc	3,561,136

		TOTAL FOOD & STAPLES RETAILING	11,113,475

FOOD, BEVERAGE & TOBACCO - 4.7%
64,986		Archer Daniels Midland Co	2,165,334
10,200		Campbell Soup Co	369,750
2,874		Coca-Cola Co	176,234
58,024		Coca-Cola Enterprises, Inc	1,393,156
26,628		ConAgra Foods, Inc	598,864
34,850	*	Constellation Brands, Inc (Class A)	687,591
78,535		Corn Products International, Inc	3,341,664
21,472		Del Monte Foods Co	307,908
134,038		Dr Pepper Snapple Group, Inc	4,899,089
42,436		General Mills, Inc	1,593,047
9,960		H.J. Heinz Co	489,136
11,062	*	Hansen Natural Corp	566,485
45,533		Hershey Co	2,253,428
66,029		Kraft Foods, Inc (Class A)	2,130,756
27,675		Lorillard, Inc	2,361,785
23,941		Mead Johnson Nutrition Co	1,408,210
762		Molson Coors Brewing Co (Class B)	35,989
46,860		PepsiCo, Inc	3,059,958
89,770		Philip Morris International, Inc	5,251,545
32,116		Sara Lee Corp	460,222
126,405		Tyson Foods, Inc (Class A)	1,965,598

		TOTAL FOOD, BEVERAGE & TOBACCO	35,515,749

HEALTH CARE EQUIPMENT & SERVICES - 3.5%
71,172		Aetna, Inc	2,125,196
9,300	*	AMERIGROUP Corp	388,089
59,087		Cardinal Health, Inc	2,049,728
32,798		Cigna Corp	1,154,162
15,160		Cooper Cos, Inc	747,994
52,003	*	Coventry Health Care, Inc	1,217,910
70,243	*	Health Net, Inc	1,888,834
33,714		Hill-Rom Holdings, Inc	1,306,418
3,155	*	Hologic, Inc	50,543
60,477	*	Humana, Inc	3,525,204
17,770	*	Kinetic Concepts, Inc	675,793
6,087		McKesson Corp	401,620
9,530		Medtronic, Inc	335,551
169,868		UnitedHealth Group, Inc	6,123,742
63,450	*	WellPoint, Inc	3,447,873

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

19,965	*	Zimmer Holdings, Inc	$947,140

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	26,385,797

HOUSEHOLD & PERSONAL PRODUCTS - 2.8%
2,300		Clorox Co	153,065
13,510		Colgate-Palmolive Co	1,041,891
31,494		Kimberly-Clark Corp	1,994,830
286,849		Procter & Gamble Co	18,234,990

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	21,424,776

INSURANCE - 6.9%
18,610		ACE Ltd	1,105,806
12,650		Aflac, Inc	707,009
33,133		Allied World Assurance Holdings Ltd	1,895,539
58,839		American Financial Group, Inc	1,799,297
12,640	*	Arch Capital Group Ltd	1,091,970
51,820		Aspen Insurance Holdings Ltd	1,470,133
27,635		Assurant, Inc	1,092,688
8,400		Assured Guaranty Ltd	160,020
52,695		Axis Capital Holdings Ltd	1,792,157
178,250	*	Berkshire Hathaway, Inc (Class B)	14,181,569
17,342		Chubb Corp	1,006,183
23,723		Endurance Specialty Holdings Ltd	982,132
10,266		Everest Re Group Ltd	865,218
31,615	*	Genworth Financial, Inc (Class A)	358,514
18,837		Hartford Financial Services Group, Inc	451,711
38,322		HCC Insurance Holdings, Inc	1,014,767
45,478		Metlife, Inc	1,834,128
33,428		PartnerRe Ltd	2,651,509
6,334		Protective Life Corp	151,826
93,197		Prudential Financial, Inc	4,900,298
35,478		Reinsurance Group of America, Inc (Class A)	1,776,383
1,535		RenaissanceRe Holdings Ltd	92,499
16,247		Stancorp Financial Group, Inc	696,996
22,710		Torchmark Corp	1,300,829
22,931		Transatlantic Holdings, Inc	1,206,171
73,435		Travelers Cos, Inc	4,053,612
105,100		UnumProvident Corp	2,356,342
33,683		Validus Holdings Ltd	955,250
13,879		XL Capital Ltd	293,541

		TOTAL INSURANCE	52,244,097

MATERIALS - 3.2%
37,845		Ashland, Inc	1,953,937
10,346		Ball Corp	665,869
26,062		Bemis Co	827,729
13,022		Cabot Corp	443,008
4,690		CF Industries Holdings, Inc	574,666
13,857		Cleveland-Cliffs, Inc	903,476
38,072		Commercial Metals Co	528,439
45,711		Cytec Industries, Inc	2,263,608
34,478		Domtar Corporation	2,736,173

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

12,265		Dow Chemical Co	$378,130
39,803		Du Pont (E.I.) de Nemours & Co	1,881,886
22,853		Freeport-McMoRan Copper & Gold, Inc (Class B)	2,163,723
67,370		International Paper Co	1,703,114
13,571		Lubrizol Corp	1,390,892
11,120		MeadWestvaco Corp	286,118
12,957		Packaging Corp of America	316,540
18,600		PPG Industries, Inc	1,426,620
46,403		Sealed Air Corp	1,074,229
12,620		Sonoco Products Co	422,770
39,072	*	Titanium Metals Corp	768,156
5,037		Valspar Corp	161,688
12,170		Walter Energy, Inc	1,070,473

		TOTAL MATERIALS	23,941,244

MEDIA - 5.0%
109,098		CBS Corp (Class B)	1,847,029
29,500	*	Clear Channel Outdoor Holdings, Inc (Class A)	350,460
314,063		Comcast Corp (Class A)	6,463,416
27,672	*	DIRECTV	1,202,625
3,520	*	Discovery Communications, Inc (Class A)	157,027
103,209		DISH Network Corp (Class A)	2,049,731
34,800		Gannett Co, Inc	412,380
6,107	*	Liberty Global, Inc (Class A)	230,784
217	*	Liberty Global, Inc (Series C)	7,853
1,102	*	Liberty Media Corp - Capital (Series A)	63,409
3,599	*	Liberty Media Corp - Starz	235,806
46,012		McGraw-Hill Cos, Inc	1,732,352
165,301		News Corp (Class A)	2,390,252
5,130		Thomson Corp	196,223
40,829		Time Warner Cable, Inc	2,362,774
173,130		Time Warner, Inc	5,628,456
78,374		Viacom, Inc (Class B)	3,024,453
38,530		Virgin Media, Inc	979,818
157,688		Walt Disney Co	5,694,114
3,723		Washington Post Co (Class B)	1,497,204

		TOTAL MEDIA	36,526,166

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 10.3%
92,615		Abbott Laboratories	4,753,002
133,069	*	Amgen, Inc	7,610,216
25,000	*	Biogen Idec, Inc	1,567,750
5,950	*	Bio-Rad Laboratories, Inc (Class A)	539,189
69,670		Bristol-Myers Squibb Co	1,874,123
44,470	*	Cephalon, Inc	2,954,587
165,452		Eli Lilly & Co	5,823,910
59,737	*	Endo Pharmaceuticals Holdings, Inc	2,194,737
121,052	*	Forest Laboratories, Inc	4,000,769
219,790		Johnson & Johnson	13,994,029
20,422	*	King Pharmaceuticals, Inc	288,767
302,610		Merck & Co, Inc	10,978,691
1,039,427		Pfizer, Inc	18,086,030

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

17,940	*	Thermo Electron Corp	$922,475
31,500	*	Watson Pharmaceuticals, Inc	1,469,475

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	77,057,750

REAL ESTATE - 3.6%
143,220		Annaly Mortgage Management, Inc	2,536,426
7,343		Apartment Investment & Management Co (Class A)	171,165
17,217		AvalonBay Communities, Inc	1,830,339
17,505		Boston Properties, Inc	1,508,756
16,149		Camden Property Trust	800,829
1,432		Equity Residential	69,638
5,633		Federal Realty Investment Trust	461,793
6,500	b	General Growth Properties, Inc	109,200
35,360		HCP, Inc	1,273,314
13,626		Health Care REIT, Inc	696,289
60,170		Hospitality Properties Trust	1,372,478
95,435		Host Marriott Corp	1,516,462
48,030		HRPT Properties Trust	1,222,364
56,774		Kimco Realty Corp	978,216
15,624		Macerich Co	696,987
5,422		Mack-Cali Realty Corp	182,071
51,333		Nationwide Health Properties, Inc	2,095,926
17,500		Public Storage, Inc	1,736,350
14,098		Rayonier, Inc	735,916
64,001		Senior Housing Properties Trust	1,528,984
23,517		Simon Property Group, Inc	2,258,102
6,199		SL Green Realty Corp	407,398
43,240		Ventas, Inc	2,315,934
7,559		Vornado Realty Trust	660,581

		TOTAL REAL ESTATE	27,165,518

RETAILING - 1.2%
1,800		Abercrombie & Fitch Co (Class A)	77,148
10,418	*	Big Lots, Inc	326,813
5,575		Dillard’s, Inc (Class A)	142,218
73,549		Foot Locker, Inc	1,171,637
25,620	*	GameStop Corp (Class A)	503,689
48,705		Gap, Inc	925,882
36,494	*	Kohl’s Corp	1,868,492
12,338	*	Liberty Media Holding Corp (Interactive A)	182,109
50,186		Lowe’s Cos, Inc	1,070,467
69,426		Macy’s, Inc	1,641,231
32,703		RadioShack Corp	658,311
29,208	*	Signet Jewelers Ltd	1,027,537
1,907		Tiffany & Co	101,071

		TOTAL RETAILING	9,696,605

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.5%
18,400		Broadcom Corp (Class A)	749,616
95,063	*	Fairchild Semiconductor International, Inc	1,071,360
258,932		Intel Corp	5,196,764
308,058	*	Micron Technology, Inc	2,547,640

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

39,350		Texas Instruments, Inc	$1,163,580

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	10,728,960

SOFTWARE & SERVICES - 2.6%
8,300	*	Alliance Data Systems Corp	503,976
6,254	*	Amdocs Ltd	191,873
14,033	*	AOL, Inc	374,400
54,564		CA, Inc	1,266,430
38,057		Computer Sciences Corp	1,866,695
62,348	*	Convergys Corp	705,779
9,626		DST Systems, Inc	416,517
17,174	*	eBay, Inc	511,957
57,376	*	IAC/InterActiveCorp	1,600,791
263,610		Microsoft Corp	7,022,570
124,720	*	Symantec Corp	2,017,970
24,847	*	Teradata Corp	977,978
98,849		Total System Services, Inc	1,543,033
35,614	*	Unisys Corp	820,903

		TOTAL SOFTWARE & SERVICES	19,820,872

TECHNOLOGY HARDWARE & EQUIPMENT - 2.3%
6,700		Anixter International, Inc	359,723
165,770		Corning, Inc	3,030,276
1,924		Jabil Circuit, Inc	29,514
69,543	*	Lexmark International, Inc (Class A)	2,644,720
338,204	*	Motorola, Inc	2,756,363
12,700		Qualcomm, Inc	573,151
101,480	*	Seagate Technology, Inc	1,486,682
10,723	*	Tech Data Corp	460,982
172,881	*	Vishay Intertechnology, Inc	1,953,555
6,994	*	Vishay Precision Group, Inc	118,898
58,234	*	Western Digital Corp	1,864,653
219,365		Xerox Corp	2,566,571

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	17,845,088

TELECOMMUNICATION SERVICES - 6.2%
721,348		AT&T, Inc	20,558,418
56,550	*	MetroPCS Communications, Inc	588,686
911,488		Qwest Communications International, Inc	6,015,821
695,759	*	Sprint Nextel Corp	2,866,527
27,303		Telephone & Data Systems, Inc	950,963
12,122	*	US Cellular Corp	563,188
458,268		Verizon Communications, Inc	14,879,962

		TOTAL TELECOMMUNICATION SERVICES	46,423,565

TRANSPORTATION - 1.9%
1,576		Copa Holdings S.A. (Class A)	79,950
60,911		CSX Corp	3,742,981
53,892	*	Hertz Global Holdings, Inc	610,057
26,300	*	Kansas City Southern Industries, Inc	1,152,466
25,301		Norfolk Southern Corp	1,555,758
22,608		Ryder System, Inc	989,100
4,550		Southwest Airlines Co	62,608
51,410	*	UAL Corp	1,492,947

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

43,750		Union Pacific Corp	$3,836,001
7,500		United Parcel Service, Inc (Class B)	505,050

		TOTAL TRANSPORTATION	14,026,918

UTILITIES - 7.0%
125,246	*	AES Corp	1,495,437
17,750		Alliant Energy Corp	648,408
88,842		Ameren Corp	2,574,641
117,834		American Electric Power Co, Inc	4,411,705
12,520		American Water Works Co, Inc	298,978
10,417	*	Calpine Corp	130,213
62,026		Centerpoint Energy, Inc	1,027,151
17,296		CMS Energy Corp	317,900
54,346		Constellation Energy Group, Inc	1,643,423
51,414		Dominion Resources, Inc	2,234,452
42,016		DTE Energy Co	1,964,668
66,824		Duke Energy Corp	1,216,865
115,393		Edison International	4,258,002
23,843		Energen Corp	1,064,352
15,176		Entergy Corp	1,131,067
40,147		Exelon Corp	1,638,801
59,035		MDU Resources Group, Inc	1,176,568
42,697		NextEra Energy, Inc	2,350,043
12,799		NiSource, Inc	221,551
26,887		Northeast Utilities	841,025
68,873	*	NRG Energy, Inc	1,371,261
21,546		OGE Energy Corp	951,471
15,400		Pepco Holdings, Inc	296,604
38,008		PG&E Corp	1,817,543
45,539		Pinnacle West Capital Corp	1,874,385
26,800		Progress Energy, Inc	1,206,000
111,903		Public Service Enterprise Group, Inc	3,620,063
132,709		Questar Corp	2,252,071
21,888		SCANA Corp	893,906
23,767		Sempra Energy	1,271,059
40,794		Southern Co	1,544,869
11,704		TECO Energy, Inc	205,873
46,424		UGI Corp	1,396,898
23,534		Wisconsin Energy Corp	1,401,214
83,618		Xcel Energy, Inc	1,995,125

		TOTAL UTILITIES	52,743,592

		TOTAL COMMON STOCKS	751,443,548

		(Cost $671,958,785)
		TOTAL INVESTMENTS - 99.9%	751,443,548
		(Cost $671,958,785)
		OTHER ASSETS & LIABILITIES, NET - 0.1%	560,104

		NET ASSETS - 100.0%	$752,003,652

		Abbreviation(s):
		ADR - American Depositary Receipt

	*	Non-income producing.
	b	In bankruptcy.

TIAA-CREF FUNDS - Social Choice Equity Fund

TIAA-CREF FUNDS
SOCIAL CHOICE EQUITY FUND
SCHEDULE OF INVESTMENTS
October 31, 2010

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.0%

AUTOMOBILES & COMPONENTS - 1.5%
19,815	*	American Axle & Manufacturing Holdings, Inc	$182,694
10,278	*	BorgWarner, Inc	576,699
515,189	*	Ford Motor Co	7,279,621
1,482	*	Fuel Systems Solutions, Inc	60,732
12,497		Gentex Corp	249,690
37,453		Harley-Davidson, Inc	1,149,058
110,286		Johnson Controls, Inc	3,873,245
7,612	*	Modine Manufacturing Co	102,914
3,240		Spartan Motors, Inc	16,459
9,151		Superior Industries International, Inc	164,260
24,329	*	Tenneco, Inc	793,612

		TOTAL AUTOMOBILES & COMPONENTS	14,448,984

BANKS - 4.4%
1,100		Associated Banc-Corp	13,937
3,388		Bank of Hawaii Corp	146,328
125,223		BB&T Corp	2,931,470
283		Capitol Federal Financial	6,622
108,443	*	Citizens Republic Bancorp, Inc	74,826
6,265		City National Corp	323,086
24,310		Comerica, Inc	869,812
397		Community Bank System, Inc	9,278
139		Cullen/Frost Bankers, Inc	7,289
152,160		Fifth Third Bancorp	1,911,130
34,146	*	First Horizon National Corp	344,533
574		First Niagara Financial Group, Inc	6,802
4,400		Fulton Financial Corp	41,096
40,246		Hudson City Bancorp, Inc	468,866
125,065		Keycorp	1,024,282
25,654		M&T Bank Corp	1,917,637
39,578		Marshall & Ilsley Corp	233,906
35,695		New York Community Bancorp, Inc	604,317
3,790		NewAlliance Bancshares, Inc	48,853
3,640		Old National Bancorp	34,434
5,242		People’s United Financial, Inc	64,529
5,876	*	PMI Group, Inc	19,685
75,013		PNC Financial Services Group, Inc	4,043,201
381,756	*	Popular, Inc	1,042,194
9,708		Provident Financial Services, Inc	122,709
7,470		Radian Group, Inc	56,697
192,919		Regions Financial Corp	1,215,390
94,531		SunTrust Banks, Inc	2,365,166
997		Susquehanna Bancshares, Inc	7,876
4,850	*	SVB Financial Group	210,199

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

345,861		Synovus Financial Corp	$747,060
429		TCF Financial Corp	5,646
595		TFS Financial Corp	5,206
297,624		US Bancorp	7,196,547
840		Washington Federal, Inc	12,625
650		Webster Financial Corp	11,128
499,515		Wells Fargo & Co	13,027,350
3,075		Zions Bancorporation	63,530

		TOTAL BANKS	41,235,242

CAPITAL GOODS - 7.7%
95,882		3M Co	8,075,181
753		A.O. Smith Corp	42,191
416		Actuant Corp (Class A)	9,348
11,150	*	AGCO Corp	473,541
410	*	American Superconductor Corp	13,797
55,402		Ametek, Inc	2,994,478
1,565		Ampco-Pittsburgh Corp	40,455
241		Apogee Enterprises, Inc	2,528
286		Applied Industrial Technologies, Inc	8,697
8,717	*	Armstrong World Industries, Inc	363,935
12,937	*	ArvinMeritor, Inc	214,495
2,055	*	Astec Industries, Inc	60,561
216		AZZ, Inc	8,022
204		Badger Meter, Inc	8,472
4,311		Baldor Electric Co	181,148
21,670		Barnes Group, Inc	394,177
41,452	*	BE Aerospace, Inc	1,523,775
419	*	Beacon Roofing Supply, Inc	6,184
5,310		Briggs & Stratton Corp	93,456
92,984		Caterpillar, Inc	7,308,542
218		Clarcor, Inc	8,646
1,693	*	Columbus McKinnon Corp	29,729
5,484		Cooper Industries plc	287,471
44,704		Cummins, Inc	3,938,422
139,791		Danaher Corp	6,061,338
79,151		Deere & Co	6,078,797
1,980		Donaldson Co, Inc	96,466
5,921		Dover Corp	314,405
8,267		Dynamic Materials Corp	128,387
20,223		Eaton Corp	1,796,409
345	*	EMCOR Group, Inc	8,918
132,180		Emerson Electric Co	7,256,682
5,541	*	Energy Recovery, Inc	19,726
3,400		Fastenal Co	175,032
2,209		Federal Signal Corp	12,481
7,864		Fluor Corp	378,965
3,111	*	FuelCell Energy, Inc	3,547
400		Gardner Denver, Inc	23,128
267	*	General Cable Corp	7,460
8,963	*	Gibraltar Industries, Inc	81,832
12,653		Graco, Inc	435,390

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

10,460	*	GrafTech International Ltd	$172,276
245		Granite Construction, Inc	5,924
8,980		Hubbell, Inc (Class B)	485,100
258		IDEX Corp	9,309
121,432		Illinois Tool Works, Inc	5,549,442
13,342		Ingersoll-Rand plc	524,474
376	*	Insituform Technologies, Inc (Class A)	8,122
1,400		Insteel Industries, Inc	12,026
3,007		John Bean Technologies Corp	51,420
1,785	*	Layne Christensen Co	49,873
6,798	*	LB Foster Co (Class A)	224,470
2,400		Lincoln Electric Holdings, Inc	143,424
68,769		Masco Corp	733,078
149	*	Middleby Corp	11,124
179		MSC Industrial Direct Co (Class A)	10,192
24,123	*	NCI Building Systems, Inc	239,059
13,361		Nordson Corp	1,042,425
13,912	*	Owens Corning, Inc	376,180
48,973		Paccar, Inc	2,510,356
9,376		Pall Corp	400,074
7,548		Pentair, Inc	247,046
466	*	Perini Corp	10,816
419	*	Polypore International, Inc	13,940
4,513		Precision Castparts Corp	616,386
6,740		Quanex Building Products Corp	121,455
15,413	*	Quanta Services, Inc	303,020
397		Robbins & Myers, Inc	11,525
12,393		Rockwell Automation, Inc	772,951
7,395		Roper Industries, Inc	513,435
2,611	*	Rush Enterprises, Inc (Class A)	41,489
305	*	Sauer-Danfoss, Inc	6,744
259		Simpson Manufacturing Co, Inc	6,884
4,318		Snap-On, Inc	220,218
36,320	*	Spirit Aerosystems Holdings, Inc (Class A)	785,965
139		SPX Corp	9,321
332		TAL International Group, Inc	9,303
2,438	*	Tecumseh Products Co (Class A)	31,572
19,865		Tennant Co	666,471
11,297	*	Thomas & Betts Corp	491,984
293		Timken Co	12,136
13,730		Tredegar Corp	264,852
356	*	Trex Co, Inc	6,390
21,849		Tyco International Ltd	836,380
13,011	*	Valence Technology, Inc	16,654
1,000		Vicor Corp	17,810
23,088		W.W. Grainger, Inc	2,863,604
7,914	*	WABCO Holdings, Inc	367,368
145		Watsco, Inc	8,116
3,485	*	WESCO International, Inc	149,228
8,860		Westinghouse Air Brake Technologies Corp	415,002

		TOTAL CAPITAL GOODS	71,362,627

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

COMMERCIAL & PROFESSIONAL SERVICES - 0.5%
5,611	*	ACCO Brands Corp	$34,957
892		Administaff, Inc	23,379
33,078		Avery Dennison Corp	1,202,386
305		Brink’s Co	7,198
1,050		Corporate Executive Board Co	32,802
158	*	CoStar Group, Inc	7,846
2,857		Deluxe Corp	58,397
14,238		Dun & Bradstreet Corp	1,059,451
155	*	EnerNOC, Inc	4,661
2,803	*	FTI Consulting, Inc	99,394
1,540		Herman Miller, Inc	29,614
4,602		HNI Corp	113,485
11,431		Iron Mountain, Inc	249,081
590		Knoll, Inc	8,950
6,896		Manpower, Inc	377,418
42,800	*	Metalico, Inc	185,752
2,746	*	Navigant Consulting, Inc	25,126
7,278		Pitney Bowes, Inc	159,679
16,338		R.R. Donnelley & Sons Co	301,436
23,059		Robert Half International, Inc	625,129
13,835		Standard Register Co	44,410
8,770	*	Tetra Tech, Inc	184,696
1,350		Unifirst Corp	62,141
457		Viad Corp	9,122
9,102		Waste Management, Inc	325,124

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	5,231,634

CONSUMER DURABLES & APPAREL - 1.5%
536		American Greetings Corp (Class A)	10,382
5,420		Callaway Golf Co	37,289
2,455		Cherokee, Inc	45,368
32,808		Coach, Inc	1,640,400
198		Columbia Sportswear Co	10,346
570	*	Deckers Outdoor Corp	33,117
228	*	Fossil, Inc	13,450
15,541		Garmin Ltd	510,366
2,775	*	Harman International Industries, Inc	93,101
258		Hasbro, Inc	11,933
549	*	Iconix Brand Group, Inc	9,608
1,330		KB Home	13,978
20,033		Leggett & Platt, Inc	408,273
8,678	*	Liz Claiborne, Inc	53,109
6,560	*	M/I Homes, Inc	69,405
394	*	Maidenform Brands, Inc	10,543
102,911		Mattel, Inc	2,400,913
4,410	*	Movado Group, Inc	49,568
78,018		Nike, Inc (Class B)	6,353,787
4,874		Oxford Industries, Inc	112,248
5,965		Phillips-Van Heusen Corp	365,893
397		Pool Corp	7,996
71,408	*	Quiksilver, Inc	297,771

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

300		Skyline Corp	$5,349
216,465	*	Standard-Pacific Corp	785,767
1,739	*	Tempur-Pedic International, Inc	59,996
353	*	True Religion Apparel, Inc	7,219
4,017		Tupperware Corp	180,002
228	*	Under Armour, Inc (Class A)	10,643
8,447		VF Corp	703,128
193	*	Warnaco Group, Inc	10,250
2,309		Weyco Group, Inc	57,610
1,885		Whirlpool Corp	142,940

		TOTAL CONSUMER DURABLES & APPAREL	14,521,748

CONSUMER SERVICES - 2.3%
9,927	*	AFC Enterprises	126,172
339	*	BJ’s Restaurants, Inc	11,238
1,289		Bob Evans Farms, Inc	36,994
87	*	Capella Education Co	4,770
18,457		Choice Hotels International, Inc	701,920
237	*	Coinstar, Inc	13,646
21,786		Darden Restaurants, Inc	995,838
179		DeVry, Inc	8,567
13,105	*	Gaylord Entertainment Co	436,921
14,798		Hillenbrand, Inc	318,010
7,135	*	Interval Leisure Group, Inc	102,387
359	*	Jack in the Box, Inc	8,314
240	*	Life Time Fitness, Inc	8,671
7,730		Marcus Corp	99,099
56,907		Marriott International, Inc (Class A)	2,108,404
131,070		McDonald’s Corp	10,193,314
700	*	O’Charleys, Inc	5,250
105	*	Panera Bread Co (Class A)	9,399
258	*	Papa John’s International, Inc	6,664
185		PF Chang’s China Bistro, Inc	8,495
6,560		Regis Corp	134,152
1,197	*	Ruby Tuesday, Inc	14,484
5,658	*	Sonic Corp	50,243
357		Sotheby’s (Class A)	15,651
120,010		Starbucks Corp	3,417,885
24,755		Starwood Hotels & Resorts Worldwide, Inc	1,340,236
31	*	Steak N Shake Co	10,335
7,397		Stewart Enterprises, Inc (Class A)	41,127
38		Strayer Education, Inc	5,314
563	*	Texas Roadhouse, Inc (Class A)	8,648
190	*	Vail Resorts, Inc	7,706
1,105		Weight Watchers International, Inc	37,006
9,967		Wyndham Worldwide Corp	286,551
15,310		Yum! Brands, Inc	758,764

		TOTAL CONSUMER SERVICES	21,332,175

DIVERSIFIED FINANCIALS - 5.2%
159,348		American Express Co	6,606,568
22,861		Ameriprise Financial, Inc	1,181,685

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

214,109		Bank of New York Mellon Corp	$5,365,572
16,636		BlackRock, Inc	2,844,590
75,557		Capital One Financial Corp	2,816,009
261,951		Charles Schwab Corp	4,034,045
10,322		CME Group, Inc	2,989,767
75,875		Discover Financial Services	1,339,194
9,792		Duff & Phelps Corp	136,500
6,188		Eaton Vance Corp	178,029
9,300		Evercore Partners, Inc (Class A)	282,348
9,256		Federated Investors, Inc (Class B)	230,567
48,211		Franklin Resources, Inc	5,529,801
114		Greenhill & Co, Inc	8,854
15,587	*	IntercontinentalExchange, Inc	1,790,479
82,968		Invesco Ltd	1,908,264
153	*	Investment Technology Group, Inc	2,179
696		Janus Capital Group, Inc	7,350
17,401		Legg Mason, Inc	539,953
87,853	*	MF Global Holdings Ltd	687,889
16,850	*	Nasdaq Stock Market, Inc	354,187
26,217	*	NewStar Financial, Inc	199,511
39,601		Northern Trust Corp	1,965,398
50,464		NYSE Euronext	1,546,217
1,600	*	PHH Corp	30,832
1,686	*	Safeguard Scientifics, Inc	24,818
17,809		SEI Investments Co	394,469
99,812		State Street Corp	4,168,149
50,665		T Rowe Price Group, Inc	2,800,255
5,420	*	TradeStation Group, Inc	29,756

		TOTAL DIVERSIFIED FINANCIALS	49,993,235

ENERGY - 9.7%
109,504	*	Allis-Chalmers Energy, Inc	562,851
66,859		Apache Corp	6,754,097
9,881	*	Atlas America, Inc	287,735
44,634	*	ATP Oil & Gas Corp	640,944
866	*	Atwood Oceanics, Inc	28,154
8,754		Berry Petroleum Co (Class A)	299,474
15,700	*	BPZ Energy, Inc	58,404
541	*	Brigham Exploration Co	11,410
3,340	*	Bronco Drilling Co, Inc	14,095
22,388		Cabot Oil & Gas Corp	648,804
37,084	*	Cameron International Corp	1,622,425
4,340		CARBO Ceramics, Inc	363,562
1,108	*	Carrizo Oil & Gas, Inc	26,171
158,989		Chesapeake Energy Corp	3,450,061
21,291		Cimarex Energy Co	1,634,084
52,590	*	Clean Energy Fuels Corp	763,607
9,319	*	Complete Production Services, Inc	218,344
8,634	*	Contango Oil & Gas Co	454,062
49,244		Crosstex Energy, Inc	399,369
1,310	*	Dawson Geophysical Co	32,540
90,185	*	Denbury Resources, Inc	1,534,949

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

92,697	*	Devon Energy Corp	$6,027,160
42,552		Diamond Offshore Drilling, Inc	2,815,240
277	*	Dresser-Rand Group, Inc	9,479
2,790	*	Dril-Quip, Inc	192,789
164,118		El Paso Corp	2,176,205
56,018		EOG Resources, Inc	5,362,043
70,173		Equitable Resources, Inc	2,627,277
4,570		EXCO Resources, Inc	67,773
1,665	*	Exterran Holdings, Inc	41,908
20,053	*	FMC Technologies, Inc	1,445,821
29,912	*	Global Industries Ltd	173,190
2,553	*	GMX Resources, Inc	11,437
9,671	*	Goodrich Petroleum Corp	131,912
3,462		Gulf Island Fabrication, Inc	79,072
11,918	*	Gulfmark Offshore, Inc	352,892
1,140	*	Gulfport Energy Corp	18,992
38,130	*	Hercules Offshore, Inc	89,987
85,780		Hess Corp	5,406,713
31,079	*	Hornbeck Offshore Services, Inc	691,197
11,291	*	ION Geophysical Corp	55,213
829	*	Key Energy Services, Inc	8,166
2,564		Lufkin Industries, Inc	125,251
167,491		Marathon Oil Corp	5,957,656
376	*	Mariner Energy, Inc	9,370
2,100	*	Matrix Service Co	19,068
99,637		National Oilwell Varco, Inc	5,356,486
29,369	*	Newfield Exploration Co	1,750,980
23,666		Noble Corp	817,187
60,193		Noble Energy, Inc	4,904,526
2,860	*	Northern Oil And Gas, Inc	56,285
2,154	*	Oceaneering International, Inc	133,268
3,062	*	Oil States International, Inc	156,529
606	*	OYO Geospace Corp	36,730
21,861	*	Parker Drilling Co	92,472
50,713	*	PetroHawk Energy Corp	862,628
6,329	*	Petroleum Development Corp	197,528
11,473	*	Petroquest Energy, Inc	64,019
800	*	PHI, Inc	13,976
15,320	*	Pioneer Drilling Co	94,371
35,650		Pioneer Natural Resources Co	2,488,370
33,755	*	Pride International, Inc	1,023,452
57,171		Questar Market Resources, Inc	1,888,358
23,105	*	Quicksilver Resources, Inc	345,882
18,778		Range Resources Corp	702,109
191,290	*	Rentech, Inc	227,635
7,052	*	Rex Energy Corp	86,881
2,753	*	Rosetta Resources, Inc	65,824
2,430		RPC, Inc	53,484
79	*	SEACOR Holdings, Inc	7,485
46,558	*	Southwestern Energy Co	1,575,988
227,697		Spectra Energy Corp	5,412,358
17,046		St. Mary Land & Exploration Co	710,477

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

8,467		Sunoco, Inc	$317,258
12,383	*	Swift Energy Co	394,399
158		Tidewater, Inc	7,289
26,105	*	Ultra Petroleum Corp	1,074,221
8,293	*	Unit Corp	325,334
13,083	*	Venoco, Inc	202,525
13,542		W&T Offshore, Inc	147,337
44,137	*	Weatherford International Ltd	741,943
9,291	*	Whiting Petroleum Corp	933,188
131,902		Williams Cos, Inc	2,838,531

		TOTAL ENERGY	89,808,266

FOOD & STAPLES RETAILING - 2.7%
258		Casey’s General Stores, Inc	10,697
91,940		Costco Wholesale Corp	5,771,074
172,836		CVS Corp	5,205,820
315	*	Great Atlantic & Pacific Tea Co, Inc	1,084
68,025		Kroger Co	1,496,550
2,547		Nash Finch Co	106,719
278		Ruddick Corp	9,702
81,855		Safeway, Inc	1,874,480
2,716		Spartan Stores, Inc	40,604
168,412		Sysco Corp	4,961,418
151,107		Walgreen Co	5,119,505
11,791	*	Whole Foods Market, Inc	468,692

		TOTAL FOOD & STAPLES RETAILING	25,066,345

FOOD, BEVERAGE & TOBACCO - 4.0%
65,963		Campbell Soup Co	2,391,159
14,960		ConAgra Foods, Inc	336,450
1,522	*	Dean Foods Co	15,829
555		Del Monte Foods Co	7,959
201		Diamond Foods, Inc	8,884
148,889		General Mills, Inc	5,589,293
3,650	*	Green Mountain Coffee Roasters, Inc	120,414
69,815		H.J. Heinz Co	3,428,615
2,559	*	Hansen Natural Corp	131,046
1,778		Hormel Foods Corp	81,646
7,729		J.M. Smucker Co	496,820
87,961		Kellogg Co	4,420,920
224,037		Kraft Foods, Inc (Class A)	7,229,674
1,730		Lancaster Colony Corp	86,292
4,342		McCormick & Co, Inc	192,003
173,883		PepsiCo, Inc	11,354,560
221	*	Ralcorp Holdings, Inc	13,715
110,269		Sara Lee Corp	1,580,155
2,069		Tootsie Roll Industries, Inc	54,311
177	*	TreeHouse Foods, Inc	8,266

		TOTAL FOOD, BEVERAGE & TOBACCO	37,548,011

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

HEALTH CARE EQUIPMENT & SERVICES - 4.3%
98,356		Aetna, Inc	$2,936,911
1,661	*	Amsurg Corp	30,031
377		Analogic Corp	17,203
119,819		Baxter International, Inc	6,098,787
12,272		Beckman Coulter, Inc	653,361
64,145		Becton Dickinson & Co	4,844,230
4,434	*	Catalyst Health Solutions, Inc	167,827
7,764	*	Centene Corp	173,292
2,060		Chemed Corp	121,416
1,680	*	Corvel Corp	75,264
22,701		Dentsply International, Inc	712,584
353	*	Gen-Probe, Inc	17,096
2,079	*	Greatbatch, Inc	45,218
1,033	*	Health Management Associates, Inc (Class A)	8,274
3,186	*	Healthways, Inc	33,389
3,284	*	Henry Schein, Inc	184,397
13,822		Hill-Rom Holdings, Inc	535,603
150	*	HMS Holdings Corp	9,017
5,676	*	Hospira, Inc	337,608
18,517	*	Humana, Inc	1,079,356
7,957	*	Idexx Laboratories, Inc	477,102
2,798	*	Intuitive Surgical, Inc	735,734
670		Invacare Corp	18,090
10,137	*	Inverness Medical Innovations, Inc	299,548
6,036	*	Kinetic Concepts, Inc	229,549
10,245	*	LifePoint Hospitals, Inc	347,510
10,080		McKesson Corp	665,078
343	*	MedAssets, Inc	6,359
21,525	*	Medco Health Solutions, Inc	1,130,708
188,345		Medtronic, Inc	6,631,628
5,688	*	Molina Healthcare, Inc	147,433
1,841	*	MWI Veterinary Supply, Inc	105,305
1,335		Owens & Minor, Inc	38,021
15,227		Patterson Cos, Inc	421,027
4,057	*	PharMerica Corp	40,732
29,439		Quest Diagnostics, Inc	1,446,632
4,526	*	Resmed, Inc	144,244
48,245	*	St. Jude Medical, Inc	1,847,784
8,120		STERIS Corp	277,866
98,909	*	WellPoint, Inc	5,374,716
37,405	*	Zimmer Holdings, Inc	1,774,493

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	40,240,423

HOUSEHOLD & PERSONAL PRODUCTS - 3.1%
1,164		Alberto-Culver Co	43,406
51,162		Avon Products, Inc	1,557,882
1,380		Church & Dwight Co, Inc	90,873
13,370		Clorox Co	889,774
55,850		Colgate-Palmolive Co	4,307,152
7,540		Estee Lauder Cos (Class A)	536,622
80,128		Kimberly-Clark Corp	5,075,308
319		Nu Skin Enterprises, Inc (Class A)	9,761
264,546		Procter & Gamble Co	16,817,188

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

3,191	*	USANA Health Sciences, Inc	$140,149

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	29,468,115

INSURANCE - 3.8%
107,092		Aflac, Inc	5,985,372
134	*	Alleghany Corp	40,264
873		American Equity Investment Life Holding Co	9,472
4,034	*	Arch Capital Group Ltd	348,497
297		Arthur J. Gallagher & Co	8,364
24,344		Aspen Insurance Holdings Ltd	690,639
19,214		Assurant, Inc	759,722
3,638		Axis Capital Holdings Ltd	123,728
91,593		Chubb Corp	5,314,226
80,888		Cincinnati Financial Corp	2,381,343
25,878	*	Crawford & Co (Class B)	66,248
476		Employers Holdings, Inc	7,706
9,240		Endurance Specialty Holdings Ltd	382,536
5,595		Erie Indemnity Co (Class A)	319,922
854		Everest Re Group Ltd	71,975
98,991	*	Genworth Financial, Inc (Class A)	1,122,558
4,469		Hanover Insurance Group, Inc	202,222
237		Harleysville Group, Inc	8,136
77,707		Lincoln National Corp	1,902,267
994	*	Markel Corp	333,010
22,350		Montpelier Re Holdings Ltd	409,452
11,873	*	National Financial Partners Corp	163,847
139	*	Navigators Group, Inc	6,390
1,464		PartnerRe Ltd	116,124
63,108	*	Phoenix Cos, Inc	132,527
10,255		Platinum Underwriters Holdings Ltd	441,478
65,206		Principal Financial Group	1,750,129
139	*	ProAssurance Corp	7,991
173,697		Progressive Corp	3,675,429
7,015		Protective Life Corp	168,150
139		RLI Corp	7,981
179		Safety Insurance Group, Inc	8,316
476		Selective Insurance Group, Inc	8,054
941		Stancorp Financial Group, Inc	40,369
110,632		Travelers Cos, Inc	6,106,887
54,915		UnumProvident Corp	1,231,194
24,778		W.R. Berkley Corp	681,891
19		Wesco Financial Corp	6,905
39,754		XL Capital Ltd	840,797

		TOTAL INSURANCE	35,882,118

MATERIALS - 4.9%
64,847		Air Products & Chemicals, Inc	5,510,049
1,284		Airgas, Inc	91,074
227,634		Alcoa, Inc	2,988,834
12,880		Allegheny Technologies, Inc	678,647
2,364	*	Allied Nevada Gold Corp	58,344
25,173		AMCOL International Corp	698,299

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

4,281		Aptargroup, Inc	$192,131
278		Arch Chemicals, Inc	9,872
3,731		Ball Corp	240,127
17,359		Bemis Co	551,322
10,051		Buckeye Technologies, Inc	181,421
5,416	*	Calgon Carbon Corp	81,294
9,565	*	Castle (A.M.) & Co	147,301
413	*	Clearwater Paper Corp	33,350
22,328		Cleveland-Cliffs, Inc	1,455,786
7,664	*	Coeur d’Alene Mines Corp	157,955
21,983		Commercial Metals Co	305,124
2,065		Compass Minerals International, Inc	162,867
2,331		Domtar Corporation	184,988
179		Eastman Chemical Co	14,064
74,525		Ecolab, Inc	3,675,573
12,550	*	General Moly, Inc	65,511
3,990		Glatfelter	49,636
16,114		H.B. Fuller Co	332,593
5,740	*	Horsehead Holding Corp	62,738
3,814		Innophos Holdings, Inc	140,050
198		International Flavors & Fragrances, Inc	9,932
55,514		International Paper Co	1,403,393
26,366	*	Louisiana-Pacific Corp	204,073
12,688		Lubrizol Corp	1,300,393
48,796		MeadWestvaco Corp	1,255,520
4,889		Minerals Technologies, Inc	286,838
9,260		Nalco Holding Co	260,947
83,077		Nucor Corp	3,175,203
5,710		Olympic Steel, Inc	128,018
6,890	*	Owens-Illinois, Inc	193,127
275	*	Pactiv Corp	9,125
65,485		Praxair, Inc	5,981,399
274		Quaker Chemical Corp	9,979
26,103		Reliance Steel & Aluminum Co	1,092,411
3,349		Rock-Tenn Co (Class A)	190,391
30,435		Royal Gold, Inc	1,506,837
10,415		Sealed Air Corp	241,107
6,484		Sensient Technologies Corp	209,498
40,285		Sigma-Aldrich Corp	2,554,875
21,564		Sonoco Products Co	722,394
1,937	*	Spartech Corp	16,387
33,580		Steel Dynamics, Inc	487,582
8,818	*	Stillwater Mining Co	156,960
13,020		Temple-Inland, Inc	269,774
13,543	*	Titanium Metals Corp	266,255
74,505		United States Steel Corp	3,188,069
4,179	*	US Gold Corp	21,856
9,026		Valspar Corp	289,735
23,832		Vulcan Materials Co	870,106
1,674	*	Wausau Paper Corp	14,129
51,660		Worthington Industries, Inc	795,564
1,396	*	Zoltek Cos, Inc	13,402

		TOTAL MATERIALS	45,194,229

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

MEDIA - 3.0%
274		Arbitron, Inc	$6,938
563		Cinemark Holdings, Inc	9,881
20,975	*	Discovery Communications, Inc (Class A)	935,695
11,468	*	Discovery Communications, Inc (Class C)	445,646
9,572	*	DreamWorks Animation SKG, Inc (Class A)	337,892
5,670	*	Entercom Communications Corp (Class A)	47,345
60,104	*	Entravision Communications Corp (Class A)	127,420
15,617	*	EW Scripps Co (Class A)	136,493
3,400	*	Fisher Communications, Inc	62,152
6,837		Harte-Hanks, Inc	82,591
2,205		John Wiley & Sons, Inc (Class A)	95,168
42,077	*	Journal Communications, Inc (Class A)	193,975
6,848	*	Lamar Advertising Co (Class A)	232,764
56,331	*	Liberty Global, Inc (Class A)	2,128,748
48,676	*	Lin TV Corp (Class A)	202,492
41,711	*	McClatchy Co (Class A)	115,122
16,032	*	Mediacom Communications Corp (Class A)	110,621
7,008		Meredith Corp	237,922
38,812	*	New York Times Co (Class A)	297,688
88,211		Omnicom Group, Inc	3,877,755
23,536		Scripps Networks Interactive (Class A)	1,197,747
497,068	*	Sirius XM Radio, Inc	743,117
81,086		Time Warner Cable, Inc	4,692,446
237	*	Valassis Communications, Inc	7,821
63,750		Virgin Media, Inc	1,621,163
249,614		Walt Disney Co	9,013,561
3,827		Washington Post Co (Class B)	1,539,028

		TOTAL MEDIA	28,499,191

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.9%
92,968		Abbott Laboratories	4,771,118
14	*	Accelrys, Inc	102
1,715	*	Affymetrix, Inc	7,683
12,290	*	Akorn, Inc	54,936
6,477	*	Alexion Pharmaceuticals, Inc	442,379
2,038	*	Alkermes, Inc	23,580
51,617		Allergan, Inc	3,737,587
138,220	*	Amgen, Inc	7,904,801
3,523	*	Amylin Pharmaceuticals, Inc	45,905
1,775	*	Arena Pharmaceuticals, Inc	2,929
10,340	*	Ariad Pharmaceuticals, Inc	38,051
2,400	*	Auxilium Pharmaceuticals, Inc	59,400
46,514	*	Biogen Idec, Inc	2,916,893
8,002	*	BioMimetic Therapeutics, Inc	90,743
262,854		Bristol-Myers Squibb Co	7,070,773
3,850	*	Bruker BioSciences Corp	57,712
4,094	*	Celera Corp	23,336
9,136	*	Cepheid, Inc	192,221
3,345	*	Cypress Bioscience, Inc	13,347

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

13,923	*	Dendreon Corp	$508,190
50,126	*	Durect Corp	133,836
15,795	*	Endo Pharmaceuticals Holdings, Inc	580,308
46,792	*	Genzyme Corp	3,375,107
6,371	*	Geron Corp	35,550
163,000	*	Gilead Sciences, Inc	6,466,209
20,618	*	Incyte Corp	343,496
8,839	*	Isis Pharmaceuticals, Inc	80,788
259,237		Johnson & Johnson	16,505,620
10,029	*	Life Technologies Corp	503,255
400	*	Maxygen, Inc	2,564
311,311		Merck & Co, Inc	11,294,363
48,289	*	Nektar Therapeutics	703,571
12,308	*	Neurocrine Biosciences, Inc	100,187
10,130	*	Orexigen Therapeutics, Inc	53,588
4,646		PDL BioPharma, Inc	24,299
4,438	*	Pharmasset, Inc	166,425
11,815	*	Pozen, Inc	78,570
3,084	*	Progenics Pharmaceuticals, Inc	14,495
3,875	*	Regeneron Pharmaceuticals, Inc	101,060
14,312	*	Salix Pharmaceuticals Ltd	541,423
3,623	*	Savient Pharmaceuticals, Inc	44,961
11,390	*	SIGA Technologies, Inc	150,918
8,040	*	Synta Pharmaceuticals Corp	29,748
1,787		Techne Corp	108,864
40,335	*	Thermo Electron Corp	2,074,025
2,460	*	United Therapeutics Corp	147,600
15,376	*	Vivus, Inc	119,010
12,877	*	Waters Corp	954,572

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	72,696,098

REAL ESTATE - 2.0%
337		Acadia Realty Trust	6,430
7,358		AMB Property Corp	207,422
297		American Campus Communities, Inc	9,394
113,047		Annaly Mortgage Management, Inc	2,002,062
22,830		Anworth Mortgage Asset Corp	160,038
79,508	*	Ashford Hospitality Trust, Inc	807,006
121	*	Avatar Holdings, Inc	2,207
17,833		Boston Properties, Inc	1,537,026
201		BRE Properties, Inc (Class A)	8,629
11,776		Capstead Mortgage Corp	134,246
25,934	*	CB Richard Ellis Group, Inc (Class A)	475,888
5,090		CBL & Associates Properties, Inc	79,811
3,150		Cedar Shopping Centers, Inc	19,877
4,899		Digital Realty Trust, Inc	292,617
551		Douglas Emmett, Inc	9,885
35,667		Duke Realty Corp	444,767
515		Equity One, Inc	9,631
2,191		Federal Realty Investment Trust	179,618
31,297	*	FelCor Lodging Trust, Inc	192,477
53,739	*	First Industrial Realty Trust, Inc	393,907

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

1,693	*	Forest City Enterprises, Inc (Class A)	$24,701
5,106	*	Forestar Real Estate Group, Inc	87,313
9,360		Glimcher Realty Trust	70,294
17,351		HCP, Inc	624,810
13,478		Health Care REIT, Inc	688,726
54,570		Hersha Hospitality Trust	332,877
863		Highwoods Properties, Inc	28,591
114,414		Host Marriott Corp	1,818,038
4,389		HRPT Properties Trust	111,700
104,825	*	iStar Financial, Inc	479,050
428		Jones Lang LaSalle, Inc	33,410
266		Kilroy Realty Corp	9,089
52,913		Kimco Realty Corp	911,691
373		LaSalle Hotel Properties	8,836
2,659		Lexington Corporate Properties Trust	20,687
8,866		Liberty Property Trust	296,656
720		LTC Properties, Inc	20,052
7,258		Macerich Co	323,779
873		Medical Properties Trust, Inc	9,769
4,785		MFA Mortgage Investments, Inc	37,849
2,920		Mid-America Apartment Communities, Inc	178,208
71,267		NorthStar Realty Finance Corp	319,276
1,000		Post Properties, Inc	30,440
100,003		Prologis	1,365,041
115,036	*	RAIT Investment Trust	193,260
2,250		Regency Centers Corp	94,905
890	*	Sunstone Hotel Investors, Inc	9,657
202		Tanger Factory Outlet Centers, Inc	9,680
210		Taubman Centers, Inc	9,748
5,012		UDR, Inc	112,670
1,020		Urstadt Biddle Properties, Inc (Class A)	19,594
1,050		U-Store-It Trust	9,041
7,180		Ventas, Inc	384,561
23,699		Vornado Realty Trust	2,071,057
297		Washington Real Estate Investment Trust	9,513
17,781		Weingarten Realty Investors	429,056

		TOTAL REAL ESTATE	18,156,563

RETAILING - 4.9%
9,904	*	1-800-FLOWERS.COM, Inc (Class A)	17,827
312		Aaron Rents, Inc	5,884
533		Advance Auto Parts	34,634
16,725		American Eagle Outfitters, Inc	267,767
2,243	*	AnnTaylor Stores Corp	52,262
8,648	*	Autozone, Inc	2,055,024
32,266	*	Bed Bath & Beyond, Inc	1,416,477
56,360		Best Buy Co, Inc	2,422,353
69,408	*	Borders Group, Inc	84,678
10,644	*	Carmax, Inc	329,858
1,450		Cato Corp (Class A)	38,353
1,936	*	Charming Shoppes, Inc	6,757
9,289		Chico’s FAS, Inc	90,289

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

658	*	Coldwater Creek, Inc	$2,217
3,832	*	Conn’s, Inc	16,861
600	*	Dress Barn, Inc	13,764
9,776		Foot Locker, Inc	155,732
6,192	*	GameStop Corp (Class A)	121,735
97,381		Gap, Inc	1,851,213
56,754		Genuine Parts Co	2,716,246
280	*	Gymboree Corp	18,217
23,173	*	Hibbett Sports, Inc	624,512
241,097		Home Depot, Inc	7,445,075
8,884		Hot Topic, Inc	50,905
7,274	*	HSN, Inc	217,784
26,564		JC Penney Co, Inc	828,266
56,917	*	Kohl’s Corp	2,914,150
83,595	*	Liberty Media Holding Corp (Interactive A)	1,233,862
49,148		Limited Brands, Inc	1,444,460
495	*	LKQ Corp	10,761
232,863		Lowe’s Cos, Inc	4,966,968
19,630		Macy’s, Inc	464,053
300		Men’s Wearhouse, Inc	7,332
216		Monro Muffler, Inc	10,312
20,012		Nordstrom, Inc	770,662
15,969	*	Office Depot, Inc	71,701
14,576	*	Orbitz Worldwide, Inc	99,117
158	*	O’Reilly Automotive, Inc	9,243
1,840	*	Overstock.com, Inc	24,674
6,110		Petsmart, Inc	228,697
1,869	*	Pier 1 Imports, Inc	16,223
5,787		RadioShack Corp	116,492
2,081	*	Retail Ventures, Inc	28,281
1,038	*	Sally Beauty Holdings, Inc	12,632
1,873		Stage Stores, Inc	24,967
111,392		Staples, Inc	2,280,194
2,017	*	Stein Mart, Inc	18,940
128,544		Target Corp	6,676,575
8,021		Tiffany & Co	425,113
79,475		TJX Companies, Inc	3,647,108
240		Tractor Supply Co	9,504
361	*	Ulta Salon Cosmetics & Fragrance, Inc	11,079
2,185		Williams-Sonoma, Inc	70,728

		TOTAL RETAILING	46,478,518

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.9%
7,380	*	Advanced Energy Industries, Inc	105,977
155,622	*	Advanced Micro Devices, Inc	1,140,709
2,880	*	Anadigics, Inc	19,498
262,683		Applied Materials, Inc	3,246,761
1,470	*	Cabot Microelectronics Corp	56,786
9,313	*	Cree, Inc	477,664
27,027	*	Energy Conversion Devices, Inc	121,892
3,442	*	Entegris, Inc	20,583
15,344	*	Evergreen Solar, Inc	14,270

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

597,265		Intel Corp	$11,987,108
64,630	*	LSI Logic Corp	338,661
2,943	*	LTX-Credence Corp	18,688
761		Micrel, Inc	9,064
58,364	*	ON Semiconductor Corp	447,652
3,910	*	Photronics, Inc	24,555
258		Power Integrations, Inc	8,813
11,334	*	RF Micro Devices, Inc	82,625
4,222	*	Sigma Designs, Inc	48,173
13,357	*	Skyworks Solutions, Inc	306,009
43,894	*	Sunpower Corp (Class A)	598,714
10,839	*	Sunpower Corp (Class B)	143,075
846	*	Teradyne, Inc	9,509
240,022		Texas Instruments, Inc	7,097,450
2,380	*	Ultratech, Inc	43,578
22,438		Xilinx, Inc	601,563

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	26,969,377

SOFTWARE & SERVICES - 8.5%
122,453		Accenture plc	5,474,874
75,731	*	Adobe Systems, Inc	2,131,828
164	*	Advent Software, Inc	8,810
12,439	*	Akamai Technologies, Inc	642,723
914	*	Ansys, Inc	41,359
484	*	Ariba, Inc	9,090
45,430	*	Art Technology Group, Inc	190,352
27,685	*	Autodesk, Inc	1,001,643
1,800	*	Blackboard, Inc	75,132
21,210		Broadridge Financial Solutions, Inc	466,620
8,757		CA, Inc	203,250
4,688	*	Ciber, Inc	17,205
19,005	*	Compuware Corp	190,240
717	*	Convergys Corp	8,116
2,418	*	CSG Systems International, Inc	47,006
8,976	*	Deltek, Inc	70,551
1,930		Diamond Management & Technology Consultants, Inc	24,067
13,758		DST Systems, Inc	595,309
19,384		Earthlink, Inc	174,262
115,013	*	eBay, Inc	3,428,538
4,930	*	Ebix, Inc	121,771
4,733	*	Equinix, Inc	398,708
114		Factset Research Systems, Inc	10,007
6,230	*	FalconStor Software, Inc	17,070
446	*	Gartner, Inc	14,134
179		Global Payments, Inc	6,974
25,073	*	Google, Inc (Class A)	15,369,498
1,420		iGate Corp	29,025
14,644	*	Informatica Corp	595,864
5,595	*	Internap Network Services Corp	27,975
121,704		International Business Machines Corp	17,476,693
6,867	*	Intuit, Inc	329,616
11,654		Jack Henry & Associates, Inc	316,523

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

359	*	JDA Software Group, Inc	$9,083
18,136	*	Lawson Software, Inc	161,410
4,498	*	Liquidity Services, Inc	71,968
6,347		Marchex, Inc (Class B)	40,748
9,217	*	Mentor Graphics Corp	99,544
240	*	Micros Systems, Inc	10,894
671,639		Microsoft Corp	17,892,462
119	*	MicroStrategy, Inc (Class A)	10,785
5,413	*	ModusLink Global Solutions, Inc	35,888
2,845	*	NeuStar, Inc (Class A)	73,429
22,052		NIC, Inc	191,411
56,799	*	Novell, Inc	336,818
51,642		Oracle Corp	1,518,275
3,210		Pegasystems, Inc	86,831
297	*	Progress Software Corp	11,099
13,322	*	RealNetworks, Inc	39,966
11,269	*	S1 Corp	65,586
16,840	*	Salesforce.com, Inc	1,954,619
16,509		Sapient Corp	217,258
8,703	*	Smith Micro Software, Inc	105,828
4,432	*	Sonic Solutions, Inc	53,051
143,747	*	Symantec Corp	2,325,826
3,047	*	Synchronoss Technologies, Inc	64,932
337		Syntel, Inc	16,466
10,850	*	Terremark Worldwide, Inc	108,392
25,055	*	TIBCO Software, Inc	481,557
12,283	*	TNS, Inc	235,097
40,654		Total System Services, Inc	634,609
4,559	*	Tyler Technologies, Inc	93,049
3,040	*	Ultimate Software Group, Inc	125,795
470	*	Unisys Corp	10,834
5,036		United Online, Inc	31,122
5,055	*	Vasco Data Security International	40,389
4,618	*	Wright Express Corp	174,145
153,287	*	Yahoo!, Inc	2,530,768

		TOTAL SOFTWARE & SERVICES	79,374,767

TECHNOLOGY HARDWARE & EQUIPMENT - 4.9%
57,906	*	Agilent Technologies, Inc	2,015,129
25,354	*	Agilysys, Inc	152,124
381		Anixter International, Inc	20,456
1,457	*	Avid Technology, Inc	18,387
8,317	*	Avnet, Inc	247,680
3,544	*	Benchmark Electronics, Inc	58,228
6,080	*	Blue Coat Systems, Inc	163,978
656	*	Bookham, Inc	5,517
582,175	*	Cisco Systems, Inc	13,291,054
600		Cognex Corp	16,020
2,642	*	Comverge, Inc	20,211
25,575	*	Cray, Inc	152,939
1,600		CTS Corp	16,240
1,145		Daktronics, Inc	12,503

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

312,740	*	Dell, Inc	$4,497,201
440	*	DG FastChannel, Inc	10,362
1,190	*	DTS, Inc	47,362
88,836	*	EMC Corp	1,866,444
14,911	*	Finisar Corp	253,636
13,812	*	Harmonic, Inc	96,408
258,250		Hewlett-Packard Co	10,861,996
1,209	*	Infinera Corp	9,902
4,407	*	InterDigital, Inc	147,943
1,629	*	Intermec, Inc	18,978
3,282	*	Intevac, Inc	33,148
350	*	Itron, Inc	21,270
3,346	*	Ixia	52,365
8,614	*	Lexmark International, Inc (Class A)	327,590
212	*	Littelfuse, Inc	8,995
12,190	*	Loral Space & Communications, Inc	678,130
436		Molex, Inc	8,851
423,689	*	Motorola, Inc	3,453,064
278		National Instruments Corp	9,672
31,057	*	NetApp, Inc	1,653,785
378	*	Netgear, Inc	11,646
12,666	*	Oplink Communications, Inc	221,402
8,062		Plantronics, Inc	289,265
281	*	Plexus Corp	8,528
11,365	*	Polycom, Inc	383,910
4,808	*	Power-One, Inc	50,051
29,726	*	Powerwave Technologies, Inc	64,803
13,640	*	QLogic Corp	239,655
146,095	*	Quantum Corp	493,801
17,622	*	Radisys Corp	172,167
610	*	Rofin-Sinar Technologies, Inc	17,037
72,485	*	Seagate Technology, Inc	1,061,905
10,806	*	STEC, Inc	168,574
1,597		Sycamore Networks, Inc	48,693
23,453	*	Symmetricom, Inc	146,112
3,470	*	Synaptics, Inc	93,447
533	*	Tech Data Corp	22,914
7,020	*	Tekelec	91,400
40,740		Tellabs, Inc	277,847
7,689	*	Trimble Navigation Ltd	275,574
2,358	*	TTM Technologies, Inc	24,712
455	*	Universal Display Corp	11,393
183,230		Xerox Corp	2,143,791

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	46,566,195

TELECOMMUNICATION SERVICES - 1.7%
23,276		Alaska Communications Systems Group, Inc	233,458
14,323	*	American Tower Corp (Class A)	739,210
59,907		CenturyTel, Inc	2,478,952
7,812	*	Crown Castle International Corp	336,853
318,657		Frontier Communications Corp	2,797,809
53,985	*	MetroPCS Communications, Inc	561,984

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

21,226	*	NII Holdings, Inc (Class B)	$887,459
385,004		Qwest Communications International, Inc	2,541,027
2,480	*	SBA Communications Corp (Class A)	97,365
660,377	*	Sprint Nextel Corp	2,720,753
11,185	*	Syniverse Holdings, Inc	341,031
938		Telephone & Data Systems, Inc	32,671
12,096	*	tw telecom inc (Class A)	222,566
485	*	US Cellular Corp	22,533
130,655		Windstream Corp	1,654,092

		TOTAL TELECOMMUNICATION SERVICES	15,667,763

TRANSPORTATION - 3.0%
87,406	*	Airtran Holdings, Inc	646,804
2,737		Alexander & Baldwin, Inc	94,235
158		Allegiant Travel Co	7,440
5,222		CH Robinson Worldwide, Inc	368,047
83,387		CSX Corp	5,124,131
78,503	*	Delta Air Lines, Inc	1,090,407
4,680	*	Dollar Thrifty Automotive Group, Inc	217,152
5,188		Expeditors International Washington, Inc	256,080
63,882		FedEx Corp	5,603,729
931	*	Genesee & Wyoming, Inc (Class A)	43,040
436		Heartland Express, Inc	6,501
12,509	*	Hertz Global Holdings, Inc	141,602
5,864		Horizon Lines, Inc (Class A)	25,274
409	*	Hub Group, Inc (Class A)	13,280
218		J.B. Hunt Transport Services, Inc	7,839
12,597	*	Kansas City Southern Industries, Inc	552,001
218	*	Kirby Corp	9,372
87,604		Norfolk Southern Corp	5,386,769
1,949		Ryder System, Inc	85,269
6,690		Skywest, Inc	101,420
130,308		Southwest Airlines Co	1,793,039
107,557		United Parcel Service, Inc (Class B)	7,242,888
318		Werner Enterprises, Inc	6,780

		TOTAL TRANSPORTATION	28,823,099

UTILITIES - 4.6%
30,350		AGL Resources, Inc	1,191,540
29,167		Alliant Energy Corp	1,065,471
27,512		Aqua America, Inc	592,333
29,909		Atmos Energy Corp	880,820
63,204		Avista Corp	1,380,375
400		California Water Service Group	14,936
37,475	*	Calpine Corp	468,438
55,466		Centerpoint Energy, Inc	918,517
5,970		Central Vermont Public Service Corp	120,713
4,446		CH Energy Group, Inc	202,071
80,913		Cleco Corp	2,530,150
87,752		Consolidated Edison, Inc	4,363,028
4,764		DTE Energy Co	222,765
75,873		Hawaiian Electric Industries, Inc	1,710,177

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES	COMPANY	VALUE

65,888	Idacorp, Inc	$2,424,678
2,471	ITC Holdings Corp	154,709
5,573	Laclede Group, Inc	195,668
357	MDU Resources Group, Inc	7,115
12,624	MGE Energy, Inc	511,903
4,919	New Jersey Resources Corp	199,170
75,751	NextEra Energy, Inc	4,169,335
19,931	Nicor, Inc	949,314
131,755	NiSource, Inc	2,280,679
39,336	Northeast Utilities	1,230,430
4,667	Northwest Natural Gas Co	230,036
26,751	NSTAR	1,115,784
91,014	NV Energy, Inc	1,243,251
149,714	Pepco Holdings, Inc	2,883,492
37,852	PG&E Corp	1,810,083
35,130	Piedmont Natural Gas Co, Inc	1,035,984
75,635	PPL Corp	2,034,582
53,207	Questar Corp	902,923
2,180	SCANA Corp	89,031
37,093	Sempra Energy	1,983,734
5,698	SJW Corp	137,892
15,507	South Jersey Industries, Inc	780,933
4,683	Southwest Gas Corp	162,781
11,974	UGI Corp	360,298
4,960	UIL Holdings Corp	143,642
14,518	WGL Holdings, Inc	559,669
3,587	Wisconsin Energy Corp	213,570
10,450	Xcel Energy, Inc	249,337

	TOTAL UTILITIES	43,721,357

	TOTAL COMMON STOCKS	928,286,080

	(Cost $874,402,953)

PRINCIPAL		ISSUER	MATURITY DATE

SHORT-TERM INVESTMENTS - 0.7%
GOVERNMENT AGENCY DEBT - 0.7%
$ 6,515,000		Federal Home Loan Bank (FHLB)	11/01/10	6,515,000

				6,515,000

		TOTAL SHORT-TERM INVESTMENTS		6,515,000

		(Cost $6,515,000)

		TOTAL INVESTMENTS - 99.7%		934,801,080
		(Cost $880,917,953)
		OTHER ASSETS & LIABILITIES, NET - 0.3%		3,012,345

		NET ASSETS - 100.0%		$937,813,425

	*	Non-income producing.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of the TIAA-CREF Funds:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of the Growth & Income Fund, International Equity Fund, Emerging Markets Equity Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Large-Cap Growth Index Fund, Large-Cap Value Index Fund, Equity Index Fund, S&P 500 Index Fund, Small-Cap Blend Index Fund, International Equity Index Fund, Emerging Markets Equity Index Fund, Enhanced International Equity Index Fund, Enhanced Large-Cap Growth Index Fund, Enhanced Large-Cap Value Index Fund, and Social Choice Equity Fund (hereafter referred to as the “Funds”) as of October 31, 2010, and for each of the periods presented, and have issued our unqualified report thereon dated December 16, 2010 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audit included an audit of each of the Funds' schedule of investments in securities (the Schedules) as of October 31, 2010 appearing in Item 6 of this Form N-CSR. This Schedule is the responsibility of the Funds’ management. Our responsibility is to express an opinion on these Schedules based on our audits.

In our opinion, the Schedules referred to above, when read in conjunction with the financial statements of the Funds referred to above, present fairly, in all material respects, the information set forth therein.

/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP
Boston, Massachusetts
December 16, 2010

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

          (a) An evaluation was performed within 90 days from the date hereof under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this annual reporting period.

          (b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s one month period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

12(a)(1) Copy of current SOX code of ethics for Senior Financial Officers
12(a)(2)(i) Section 302 certification of the principal executive officer
12(a)(2)(ii) Section 302 certification of the principal financial officer
12(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF FUNDS

Dated: December 16, 2010	By:	/s/ Scott C. Evans

Scott C. Evans
President and Principal Executive Officer

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: December 16, 2010	By:	/s/ Scott C. Evans

Scott C. Evans
President and Principal Executive Officer
(principal executive officer)

Dated: December 16, 2010	By:	/s/ Phillip G. Goff

Phillip G. Goff
Principal Financial Officer, Principal Accounting Officer and Treasurer
(principal financial officer)

EXHIBIT INDEX

Item 12. Exhibits.

12(a)(1) Copy of current SOX code of ethics for Senior Financial Officers
12(a)(2)(i) Section 302 certification of the principal executive officer
12(a)(2)(ii) Section 302 certification of the principal financial officer
12(b) Section 906 certification